As filed with the Securities and Exchange Commission on April 30, 2018

Registration No. 33-83560

811-08750

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933 Pre-Effective Amendment No. Post-Effective Amendment No. 45	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 163	☒

SEPARATE ACCOUNT VA BNY

(Exact Name of Registrant)

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

(Name of Depositor)

440 Mamaroneck Avenue

Harrison, NY 10528

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code

(914) 627-3630

Alison Ryan, Esquire

Brian Stallworth, Esquire

Transamerica Financial Life Insurance Company

c/o Office of the General Counsel

440 Mamaroneck Avenue

Harrison, NY 10528

(Name and Address of Agent for Service)

Title of Securities Being Registered:    Flexible Premium Variable Annuity Policies

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b) of Rule 485.

☒ on May 1, 2018 pursuant to paragraph (b) of Rule 485.

☐ 60 days after filing pursuant to paragraph (a) (1) if Rule 485.

☐ on                      pursuant to paragraph (a) (1) if Rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

2

TRANSAMERICA LANDMARKSM NY VARIABLE ANNUITY

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

Separate Account VA BNY

Supplement Dated May 1, 2018

to the

Prospectus dated May 1, 2018

We will not accept any premium payment that is allocated to the fixed account or the dollar cost averaging fixed account in excess of $5,000. We also will not accept any premium payment or transfer which would result in the aggregate policy value in the fixed account and the dollar cost averaging fixed account exceeding $5,000.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica LandmarkSM NY Variable Annuity dated May 1, 2018

Transamerica Variable Annuity Series	Partners Variable Annuity SeriesSM
Transamerica AxiomSM II	Transamerica Advisor EliteSM II
Transamerica PrincipiumSM III	Transamerica Income EliteSM II
Transamerica LandmarkSM NY Variable Annuity	Transamerica LibertySM NY Variable Annuity
Transamerica AxiomSM NY Variable Annuity	Income EliteSM Variable Annuity
Transamerica PrincipiumSM II Variable Annuity	Transamerica Variable Annuity I-Share
Transamerica InspireSM Variable Annuity

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA BNY

Rate Sheet Supplement dated April 30, 2018

(for Applications signed on or after May 1, 2018)

to the

Prospectus dated May 1, 2018

This Rate Sheet Prospectus Supplement (this “supplement”) applies to the above listed Transamerica variable annuities and should be read and retained with the prospectus. If you would like another copy of the current prospectus, please call us at (800) 525-6205.

All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov. Please see the SEC file number table below for your applicable product.

We are issuing this supplement to provide the rider fee, growth and withdrawal percentages that we are offering for the Retirement Income Max® rider as described in the Retirement Income Max® Rider Fees, Retirement Income Max®– Base Benefit – Withdrawal Percentage and the Retirement Income Max® – Base Benefit –Growth sections of the prospectus. This supplement replaces and supersedes any previously issued Rate Sheet Prospectus Supplement(s), and must be used in conjunction with the above effective prospectuses, as amended.

The amounts listed below apply for applications signed between May 1, 2018 and June 30, 2018. The rider fee, growth and withdrawal percentages may be different than those listed below for applications signed after June 30, 2018. The rider fee and withdrawal percentages applicable to your policy will not change for the life of your policy (unless subject to an automatic step-up as described in the Automatic Step-Up section of your prospectus. At the time of an automatic step-up the rider fee percentage may increase by no more than 0.75% from the current rider fee percentage listed below). The Rate Sheet Prospectus Supplement applicable to your policy will be included with your prospectus. Please work with your financial professional or visit www.transamerica.com to confirm the current rates.

RIDER FEE

1.35%

GROWTH PERCENTAGE

7.20%

SINGLE LIFE WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Withdrawal Percentage - Single Life Option*
0-58	N/A**
59-64	4.00%
65-79	5.00%
≥ 80	6.00%

1

JOINT LIFE WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Withdrawal Percentage - Joint Life Option*
0-61	N/A**
62-64	3.50%
65-79	4.50%
≥ 80	5.50%

* The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the benefit anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday.

**Rider is not available for this age band of this option.

Please note: In order for you to receive the rider fee, growth and withdrawal percentages reflected above, your application must be signed within the time period disclosed above. We must also receive your completed application within 7 calendar days after the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

Transamerica Financial Life Insurance Company
Product Name	SEC File Number	Product Name	SEC File Number
Transamerica Variable Annuity Series	333-185574	Partners Variable Annuity Series	333-185574
Transamerica AxiomSM II	333-186033	Transamerica Advisor EliteSM II	333-186035
Transamerica PrincipiumSM III	333-186034	Transamerica Income EliteSM II	333-186036
Transamerica LandmarkSM NY Variable Annuity	33-83560	Transamerica LibertySM NY Variable Annuity	333-187916
Transamerica AxiomSM NY Variable Annuity	333-187920	Income EliteSM Variable Annuity	333-187921
Transamerica PrincipiumSM II Variable Annuity	333-187918	Transamerica Variable Annuity I-Share	333-186035
Transamerica InspireSM Variable Annuity	333-215599

2

Transamerica Variable Annuity Series	Partners Variable Annuity SeriesSM
Transamerica AxiomSM II	Transamerica Advisor EliteSM II
Transamerica PrincipiumSM III	Transamerica PrincipiumSM II Variable Annuity
Transamerica LandmarkSM NY Variable Annuity	Transamerica LibertySM NY Variable Annuity
Transamerica AxiomSM NY Variable Annuity	Transamerica Variable Annuity I-Share
Transamerica InspireSM Variable Annuity

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA BNY

Rate Sheet Supplement dated April 30, 2018

(for Applications signed on or after May 1, 2018)

to the

Prospectus dated May 1, 2018

This Rate Sheet Prospectus Supplement (this “supplement”) applies to the above listed Transamerica variable annuities and should be read and retained with the prospectus. If you would like another copy of the current prospectus, please call us at (800) 525-6205.

All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov. Please see the SEC file number table below for your applicable product.

We are issuing this supplement to provide the rider fee, growth and withdrawal percentages that we are currently offering for the Retirement Income Choice® 1.6 rider as described in the Retirement Income Choice® 1.6 Fees, Retirement Income Choice® 1.6 – Base Benefit – Withdrawal Percentage and the Retirement Income Choice® 1.6 – Base Benefit –Growth sections of the prospectus. This supplement replaces and supersedes any previously issued Rate Sheet Prospectus Supplement(s), and must be used in conjunction with the above effective variable annuity prospectuses, as amended.

The amounts listed below apply for applications signed between May 1, 2018 and June 30, 2018. The rider fee, growth and withdrawal percentages may be different than those listed below for applications signed after June 30, 2018. The rider fee and withdrawal percentages applicable to your policy will not change for the life of your policy (unless subject to an automatic step-up as described in the Automatic Step-Up section of your prospectus. At the time of an automatic step-up the rider fee percentage may increase by no more than 0.75% from the current rider fee percentage listed below). The growth percentage can change upon manual reset, which is a manual process under which your current rider is terminated and a new rider is issued. You can only elect to reset during the 30 day period following each successive fifth rider anniversary and if all other rider issue requirements are met as further described in the Retirement Income Choice® 1.6 – Base Benefit- Manual Resets section of your prospectus. The Rate Sheet Prospectus Supplement applicable to your policy will be included with your prospectus. Please work with your financial professional or visit www.transamerica.com to confirm the current rates.

RIDER FEES

Rider Benefit	Single Life Option	Joint Life Option
Base Benefit Designated Allocation Group A	1.45%	1.45%
Base Benefit Designated Allocation Group B	1.10%	1.10%
Base Benefit Designated Allocation Group C	0.70%	0.70%
Death Benefit	0.40%	0.35%

GROWTH PERCENTAGE

5.50%*

1

WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Withdrawal Percentage - Single Life Option*	Withdrawal Percentage - Joint Life Option*
0-58	0.00%	0.00%
59-64	4.00%	3.50%
65-79	5.00%	4.50%
≥ 80	6.00%	5.50%

*For policies with the Joint Life Option, the growth percentage will be 0.50% lower

** The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday.

Please note: In order for you to receive the rider fee, growth and withdrawal percentages reflected above, your application must be signed within the time period disclosed above. We must also receive your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

Transamerica Financial Life Insurance Company
Product Name	SEC File Number	Product Name	SEC File Number
Transamerica Variable Annuity Series	333-185574	Partners Variable Annuity Series	333-185574
Transamerica AxiomSM II	333-186033	Transamerica Advisor EliteSM II	333-186035
Transamerica PrincipiumSM III	333-186034	Transamerica PrincipiumSM II Variable Annuity	333-187918
Transamerica LandmarkSM NY Variable Annuity	33-83560	Transamerica LibertySM NY Variable Annuity	333-187916
Transamerica AxiomSM NY Variable Annuity	333-187920	Transamerica Variable Annuity I-Share	333-186035
Transamerica InspireSM Variable Annuity	333-215599

2

TRANSAMERICA LANDMARKSM NY VARIABLE ANNUITY
Issued Through
SEPARATE ACCOUNT VA BNY
By
TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY
The Transamerica LandmarkSM NY Variable Annuity is a flexible premium deferred annuity policy (the “policy”), which is no longer available for purchase by new policy owners. The policy offers many investment choices. You may invest in the separate account, which provides a means of investing in various underlying fund portfolios. You bear the entire investment risk for all amounts you put in the separate account. You may also invest in a fixed account, which offers interest at rates that are guaranteed by Transamerica Financial Life Insurance Company. You can choose any combination of these investment choices.
An optional Premium EnhancementSM Rider is available at the time you purchase your policy. If you elect this rider, the Company will add a credit to your policy value for each premium payment that you make. There is an extra charge for this rider. Generally, an annuity with a premium enhancement will have higher overall expenses than a similar annuity without a premium enhancement; the amount credited under the premium enhancement may be more than offset by the additional fees and charges associated with the Premium EnhancementSM Rider. You should always consider the expenses along with the features and enhancements to be sure that any annuity meets your financial needs and goals.
This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference.
If you would like more information about the Transamerica LandmarkSM NY Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2018. Please call us at (800) 525-6205 or write us at: Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at (800)-732-0330. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.
The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Prospectus Date: May 1, 2018
Statement of Additional Information Date: May 1, 2018

The subaccounts currently available under this policy invest in the following underlying fund portfolios:
SUBACCOUNT	UNDERLYING FUND PORTFOLIO
AB Balanced Wealth Strategy Portfolio - Class B	AB Balanced Wealth Strategy Portfolio - Class B
AB Growth and Income Portfolio - Class B	AB Growth and Income Portfolio - Class B
American Funds - Asset Allocation FundSM - Class 2	American Funds - Asset Allocation FundSM - Class 2
American Funds - Bond FundSM - Class 2	American Funds - Bond FundSM - Class 2
American Funds - Growth FundSM - Class 2	American Funds - Growth FundSM - Class 2
American Funds - Growth-Income FundSM - Class 2	American Funds - Growth-Income FundSM - Class 2
American Funds - International FundSM - Class 2	American Funds - International FundSM - Class 2
Fidelity ® VIP Balanced Portfolio - Service Class 2	Fidelity ® VIP Balanced Portfolio - Service Class 2
Fidelity ® VIP Contrafund® Portfolio - Service Class 2	Fidelity ® VIP Contrafund® Portfolio - Service Class 2
Fidelity ® VIP Mid Cap Portfolio - Service Class 2	Fidelity ® VIP Mid Cap Portfolio - Service Class 2
Fidelity ® VIP Value Strategies Portfolio - Service Class 2	Fidelity ® VIP Value Strategies Portfolio - Service Class 2
State Street Total Return V.I.S. Fund - Class 3	State Street Total Return V.I.S. Fund - Class 3
TA AB Dynamic Allocation - Service Class	Transamerica AB Dynamic Allocation VP - Service Class
TA Aegon Government Money Market - Service Class	Transamerica Aegon Government Money Market VP - Service Class
TA Aegon High Yield Bond - Service Class	Transamerica Aegon High Yield Bond VP - Service Class
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP - Service Class
TA American Funds Managed Risk - Balanced - Service Class	Transamerica American Funds Managed Risk VP - Service Class
TA Barrow Hanley Dividend Focused - Service Class	Transamerica Barrow Hanley Dividend Focused VP - Service Class
TA BlackRock Equity Smart Beta 100 - Service Class	Transamerica BlackRock Equity Smart Beta 100 VP - Service Class
TA BlackRock Global Allocation - Service Class	Transamerica BlackRock Global Allocation VP - Service Class
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Balanced VP - Service Class
TA BlackRock Global Allocation Managed Risk - Growth - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Growth VP - Service Class
TA BlackRock Smart Beta 50 - Service Class	Transamerica BlackRock Smart Beta 50 VP - Service Class
TA BlackRock Smart Beta 75 - Service Class	Transamerica BlackRock Smart Beta 75 VP - Service Class
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class
TA Clarion Global Real Estate Securities - Service Class	Transamerica Clarion Global Real Estate Securities VP - Service Class
TA Greystone International Growth - Service Class	Transamerica Greystone International Growth VP - Service Class
TA International Equity Index - Service Class	Transamerica International Equity Index VP - Service Class
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP - Service Class
TA Janus Mid-Cap Growth - Service Class	Transamerica Janus Mid-Cap Growth VP - Service Class
TA Jennison Growth - Service Class	Transamerica Jennison Growth VP - Service Class
TA JPMorgan Asset Allocation - Conservative - Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP – Service Class
TA JPMorgan Asset Allocation - Growth - Service Class	Transamerica JPMorgan Asset Allocation - Growth VP – Service Class
TA JPMorgan Asset Allocation - Moderate Growth - Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP – Service Class
TA JPMorgan Asset Allocation - Moderate - Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP – Service Class
TA JPMorgan Core Bond - Service Class	Transamerica JPMorgan Core Bond VP - Service Class
TA JPMorgan Enhanced Index - Service Class	Transamerica JPMorgan Enhanced Index VP – Service Class
TA JPMorgan International Moderate Growth - Service Class	Transamerica JPMorgan International Moderate Growth VP – Service Class
TA JPMorgan Mid Cap Value - Service Class	Transamerica JPMorgan Mid Cap Value VP–Service Class
TA JPMorgan Tactical Allocation - Service Class	Transamerica JPMorgan Tactical Allocation VP - Service Class
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class

SUBACCOUNT	UNDERLYING FUND PORTFOLIO
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class
TA Madison Diversified Income - Service Class	Transamerica Madison Diversified Income VP - Service Class
TA Managed Risk - Balanced ETF - Service Class	Transamerica Managed Risk - Balanced ETF VP - Service Class
TA Managed Risk - Conservative ETF - Service Class	Transamerica Managed Risk - Conservative ETF VP - Service Class
TA Managed Risk - Growth ETF - Service Class	Transamerica Managed Risk - Growth ETF VP - Service Class
TA Market Participation Strategy - Service Class	Transamerica Market Participation Strategy VP - Service Class
TA Morgan Stanley Capital Growth - Service Class	Transamerica Morgan Stanley Capital Growth VP – Service Class
TA Multi-Managed Balanced - Service Class	Transamerica Multi-Managed Balanced VP – Service Class
TA PineBridge Inflation Opportunities - Service Class	Transamerica PineBridge Inflation Opportunities VP - Service Class
TA PIMCO Tactical - Balanced - Service Class	Transamerica PIMCO Tactical–Balanced VP–Service Class
TA PIMCO Tactical - Conservative - Service Class	Transamerica PIMCO Tactical–Conservative VP–Service Class
TA PIMCO Tactical - Growth - Service Class	Transamerica PIMCO Tactical–Growth VP–Service Class
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class
TA QS Investors Active Asset Allocation - Conservative - Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP - Service Class
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP - Service Class
TA QS Investors Active Asset Allocation - Moderate - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP - Service Class
TA Small Mid Cap Value - Service Class	Transamerica Small/Mid Cap Value VP – Service Class
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class
TA TS&W International Equity - Service Class	Transamerica TS&W International Equity VP – Service Class
TA Torray Concentrated Growth - Service Class	Transamerica Torray Concentrated Growth VP – Service Class
TA U.S. Equity Index - Service Class	Transamerica U.S. Equity Index VP - Service Class
TA WMC US Growth - Service Class	Transamerica WMC US Growth VP – Service Class

TABLE OF CONTENTS continued
APPENDIX
Hypothetical Example of the Withdrawal Base Calculation - Retirement Income Max® rider	119
APPENDIX
RIDER GRID VARIATIONS	120
APPENDIX
Guaranteed Lifetime Withdrawal Benefit Adjusted Partial withdrawals - Income LinkSM Rider (No Longer Available)	140
v

GLOSSARY OF TERMS
accumulation unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.
Administrative Office—Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499, (800) 525-6205.
annuitant—The person on whose life any annuity payments involving life contingencies will be based.
annuitize (annuitization)—When you switch from the accumulation period to the income phase and we begin to make annuity payments to you (or your designee).
annuity commencement date—The date upon which annuity payments are to commence. In no event can this date be (1) later than the last day of the month in which the annuitant attains age 90, or 10 years from the policy date if later, or (2) earlier than the first day of the calendar month coinciding with or next following the first policy anniversary. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.
annuity payment option—A method of receiving a stream of annuity payments selected by the owner.
assumed investment return or AIR— The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
Cash Value—The policy value less any applicable service charge, surrender charge and premium tax charge, if any, and rider fees (imposed upon surrender).
fixed account—One or more investment options under the policy that are part of the Company's general assets and are not in the separate account.
free amount—The amount that can be withdrawn each year without incurring any surrender charges.
guaranteed lifetime withdrawal benefit—Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider, the Retirement Income Max® rider and the Retirement Income Choice® 1.6 rider.
guaranteed period options—The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.
owner (you, your)—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and before the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.
policy date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
policy value—On or before the annuity commencement date, the policy value is equal to the owner's:
•	premium payments; minus
•	gross partial surrenders (partial surrenders plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge plus taxes (on the withdrawal)); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
•	accumulated losses in the separate account; minus
•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.
policy year—A policy year begins on the policy date and on each anniversary thereafter.
separate account—Separate Account VA BNY, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
separate account value—The portion of the policy value that is invested in the separate account.
subaccount— A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.
valuation period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made generally at the close of business on each business day.

written notice—Written notice, signed by the owner, that gives the Company the information it requires and is received in good order at the Administrative Office. For some transactions, the Company may accept an electronic notice such as telephone instructions or any other means acceptable to the Company. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.

SUMMARY
The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.
THE ANNUITY POLICY
The flexible premium deferred variable annuity policy offered by Transamerica Financial Life Insurance Company (the Company, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the separate account and the fixed account of the Company. The policy is intended to accumulate money for retirement or other long-term investment purposes.
This policy currently offers subaccounts that are listed in the “Appendix–Portfolios Associated with the Subaccounts” in this prospectus. Each subaccount invests exclusively in shares of one of the underlying fund portfolios. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.
The fixed account offers an interest rate that the Company guarantees.
The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular annuity payments from your policy. The money you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.
PURCHASE
The initial premium payment for nonqualified policies must be at least $5,000 or more, and at least $1,000 for qualified policies, under most circumstances. You must obtain prior Company approval to purchase a policy with an amount less than the stated minimum. However, we do not offer this policy for sale to new policy owners. You can generally add as little as $50 at any time during the accumulation phase.
INVESTMENT CHOICES
You can allocate your premium payments to one of several underlying fund portfolios listed in the “Appendix–Portfolios Associated with the Subaccounts” section in this prospectus and described in the underlying fund portfolio prospectuses. Depending upon their investment performance, you can make or lose money in any of the subaccounts.
You can also allocate your premium payments to the fixed account.
We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year. Currently, we do not charge a transfer fee. We reserve the right to impose restrictions and limitations on transfers.
EXPENSES
Note: The following section on expenses and the Annuity Policy Fee Table and expense examples only apply to policies issued on or after the date of this prospectus. See “Appendix - Policy Variations” for information about older policies.
No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.
We may deduct a surrender charge of up to 8% of premium payments surrendered within seven years after the premium is paid. We will calculate surrender charges by taking the earnings, if any, out before premium payments.
We deduct daily mortality and expense risk fees and administrative charges from the assets in each subaccount during the accumulation phase, at an annual rate (as a percentage of the subaccount's value) that depends on the death benefit option that you select, as follows:
•	1.30% if you choose the Return of Premium Death Benefit
•	1.45% if you choose the Annual Step-Up Death Benefit
During the accumulation phase, we deduct an annual service charge of no more than $30 from the policy value on each policy anniversary. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.

Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable.
If you elect the Premium EnhancementSM Rider, then there is a fee equal to an annual rate of 0.45% of the daily net asset value in the subaccounts.
We deduct a daily fund facilitation fee from the assets in certain investment choices at an annual rate (as a percentage of the subaccount's value) as follows:
•	0.30% if you choose the American Funds - Asset Allocation FundSM - Class 2
•	0.30% if you choose the American Funds - Bond FundSM - Class 2
•	0.30% if you choose the American Funds - Growth FundSM - Class 2
•	0.30% if you choose the American Funds - Growth-Income FundSM - Class 2
•	0.30% if you choose the American Funds - International FundSM - Class 2
•	0.20% if you choose the AB Balanced Wealth Strategy Portfolio - Class B
•	0.20% if you choose the State Street Total Return V.I.S. Fund - Class 3
•	0.15% if you choose the Franklin Founding Funds Allocation VIP Fund - Class 4
•	0.15% if you choose the TA International Equity Index - Service Class
•	0.15% if you choose the TA U.S. Equity Index - Service Class
If you elect the Liquidity Rider, then there is a fee equal to an annual rate of 0.50% of the daily net asset value in the subaccounts. This fee is only charged for the first four years.
If you elect the Living Benefits Rider, then there is an annual rider fee during the accumulation phase of 1.25% of the “principal back” total withdrawal base on each anniversary (“rider anniversary”) of the date the rider was elected.
If you elect the Retirement Income Max® rider, there is an annual rider fee which is disclosed in a Rate Sheet Prospectus Supplement which may be amended by us from time to time.
If you elect the Retirement Income Choice® 1.6 rider, there is a rider fee which is disclosed in a Rate Sheet Prospectus Supplement which may be amended by us from time to time.
The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.
ACCESS TO YOUR MONEY
You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies).
You may generally take out up to the free amount free of surrender charges. Amounts surrendered in excess of this free amount may be subject to surrender charges. You may have to pay income tax and a tax penalty on any money you take out.
Access to amounts held in qualified policies may be restricted or prohibited by law or regulation or the terms of the policy.
Partial surrenders will reduce your policy value. Depending on its amount and timing, a partial surrender may considerably reduce or eliminate some of the benefits and guarantees provided by your policy. You should carefully consider whether a partial surrender under a particular circumstance will have a negative impact to your benefits or guarantees. The impact of partial and full surrenders (generally) on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.
ANNUITY PAYMENTS (THE INCOME PHASE)
The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, then the dollar amount of your annuity payments may go up or down.
DEATH BENEFIT
If the sole annuitant dies before the income phase begins, then the beneficiary will generally receive a death benefit. If the owner is not the annuitant, then no death benefit is paid if the owner dies; however required distribution rules require that the policy value be distributed upon the death of any owner.
Naming different persons as owner and annuitant can affect to whom and whether amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

When you purchase a policy you may generally choose an optional guaranteed minimum death benefit:
•	Annual Step-Up Death Benefit
Charges are lower if you do not choose an optional guaranteed minimum death benefit.
After the policy is issued, a guaranteed minimum death benefit cannot be added, and the death benefit cannot be changed.
The death benefit is paid first to a surviving owner, if any; it is paid only to the beneficiary if there is no surviving owner.
TAXES
Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income. If you are younger than 59½ when you take money out, you may incur a 10% federal penalty tax on the taxable earnings.
ADDITIONAL FEATURES
This policy has additional features that might interest you. These features may not be available for all policies, may vary for certain policies, may not each be available in combination with other optional benefits under the policy, and may not be suitable for your particular situation.
These features include, but are not limited to, the following:
•	You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” (“SPO”). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.
•	Under certain medically related circumstances, you may surrender all or a portion of the policy value without any surrender charge. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”
•	You may generally make transfers and/or change the allocation of additional premium payments by electronic means acceptable to the Company. We may restrict or eliminate this feature.
•	You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts. This feature is known as “Dollar Cost Averaging.”
•	We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing.”
•	You may elect an optional rider that reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase your policy. This feature is called the “Liquidity Rider.” There is an extra charge for this rider.
•	You may elect to purchase an optional rider in which the initial premium payment and each subsequent premium payment will receive a premium enhancement that is added to your policy value. You may only elect this rider at the time you purchase your policy (age limitations may apply). This feature is called the Premium EnhancementSM Rider. There is an extra charge for this rider.
•	You may elect to purchase an optional rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed lifetime withdrawal benefit. This feature is called the “Living Benefits Rider.” If you elect this rider, we will monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts back and forth between investment choices that we designate and the variable investment choices that you have selected. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.
•	You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income Max® rider.” If you elect the Retirement Income Max® rider, you must allocate 100% of your policy value to one or more “designated investment option(s).” (See “Appendix - Designated Investment Options”.) The designated investment options differ from the designated investment options for the other guaranteed lifetime withdrawal benefits. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.

•	You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income Choice® 1.6 rider.” If you elect the Retirement Income Choice® 1.6 rider, you must allocate 100% of your policy value in certain designated investment choices. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.
OTHER INFORMATION
Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 20 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account; if state law requires, we will refund your original premium payment(s). The policy will then be deemed void.
No Probate. Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for transfer and inheritance tax purposes.
Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing money that you put in.
There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, and additional features, make this policy appropriate for your needs.
Old Policies. See “Appendix - Policy Variations” for information on how older policies have different features and requirements, and sometimes different fees and deductions.
Financial Statements. Financial Statements for the Company and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation by year end December 31, 2017) are in “Appendix – Condensed Financial Information” to this prospectus and the SAI.
INQUIRIES
If you need more information or want to make a transaction, please contact us at:
Transamerica Financial Life Insurance Company
Administrative Office
Attention: Customer Care Group
4333 Edgewood Road NE
Cedar Rapids, IA 52499
(800) 525-6205
You may check your policy at www.transamerica.com. Follow the logon procedures. We cannot guarantee that you will be able to access this site.
You should protect your logon information, because on-line (or telephone) options may be available and could be made by anyone who knows your logon information. We may not be able to verify that the person providing instructions using your logon information is you or someone authorized by you.

Annuity Policy FEE TABLE AND EXPENSE EXAMPLES
The following describes the fees and expenses that you will pay when buying, owning, and surrendering the policy. Please be certain to review the notes following the fee table and expense examples for further information about the fees and charges presented. The order of the notes follows the order in which the fees and charges under the policy are presented in the fee tables and the expense examples.
The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase the fees may be different than those described in the Fee Table. See Notes to Fee Table and Expense Examples, No. 5.
The first section describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, transfer cash value between investment options, or request special services. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)(1)
Base Policy	8%
Transfer Fee(2)	$0-$10
Special Service Fee(3)	$0-$25
The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
Annual Service Charge(4)	$0-$30 per policy
Separate Account Annual Expenses (as a percentage, annually, of average separate account value)(5):
Base Separate Account Expenses:
Mortality and Expense Risk Fee	1.15%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.30%
Optional Separate Account Expenses: (You may only elect one of the guaranteed minimum death benefits listed below)
Annual Step-Up Death Benefit	0.15%
Liquidity Rider	0.50%
Fund Facilitation Fee	0.30%
Premium EnhancementSM Rider	0.45%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	2.25%

Maximum
Optional Guaranteed Lifetime Withdrawal Benefit Riders: (You may only elect one of the Guaranteed Lifetime Withdrawal Benefit optional riders listed below)(6)
Retirement Income Max® rider (annual charge - a % of withdrawal base):* (for riders issued on or after May 1, 2017)
Base Benefit	2.50%
Retirement Income Choice® 1.6 rider (annual charge - a % of withdrawal base): (for riders issued on or after May 1, 2017)
Base Benefit Designated Allocation Group A*	2.50%
Base Benefit Designated Allocation Group B*	2.50%
Base Benefit Designated Allocation Group C*	2.50%
Additional Benefits available with the Retirement Income Choice® 1.6 rider: (for riders issued on or after May 1, 2017)
Death Benefit (Single Life Option)*	0.55%
Death Benefit (Joint Life Option)*	0.50%

*The Current rider fee will be less than or equal to the stated Maximum. Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step-Up section. Your rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchase the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Number 33-83560). Please note that the maximum fee listed above of 2.50% already includes the additional death benefit option as applicable.
	Maximum	Current
Optional Guaranteed Lifetime Withdrawal Benefit Riders(6): (You may only elect one of the optional riders listed below)
Living Benefits Rider (annual charge - a % of Principal Back Total Withdrawal Base)	1.25%	1.25%
Retirement Income Max® rider (annual charge - a % of withdrawal base): (for riders issued December 12, 2011 to April 30, 2017)
Base Benefit	2.00%	1.25%
Retirement Income Choice® 1.6 rider (annual charge - a % of withdrawal base): (for riders issued May 1, 2014 to April 30, 2017)
Base Benefit Designated Allocation Group A	2.20%	1.45%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with the Retirement Income Choice® 1.6 rider: (for riders issued May 1, 2014 to April 30, 2017)
Death Benefit (Single Life Option)	0.40%	0.40%
Death Benefit (Joint Life Option)	0.35%	0.35%

	Maximum	Current
Optional Guaranteed Lifetime Withdrawal Benefit Riders: (You may only elect one of the optional riders listed below)
Living Benefits Rider (annual charge - a % of Principal Back Total Withdrawal Base)	1.25%	1.25%
Retirement Income Max® rider (annual charge - a % of withdrawal base): (for riders issued prior to December 12, 2011)
Base Benefit	1.75%	1.00%
Retirement Income Choice® 1.6 rider (annual charge - a % of withdrawal base): (for riders issued prior to May 1, 2014)
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with the Retirement Income Choice® 1.6 rider:
Death Benefit (Single Life Option)	0.40%	0.40%
Death Benefit (Joint Life Option)	0.35%	0.35%

Optional Guaranteed Lifetime Withdrawal Benefit Riders - No Longer Available:
5 for LifeSM rider (annual charge - a % of Total Withdrawal Base)	1.35%
5 for LifeSM with Growth (with additional death benefit)	1.60%
5 for LifeSM with Growth (without additional death benefit)	1.35%

	Single	Joint
Income SelectSM for Life - Single and Joint Life Option (annual charge - a % of Total Withdrawal Base):
Base Benefit	1.15%	1.35%
Additional Benefits available with Income SelectSM for Life rider:
Growth Benefit	0.25%	—
Death Benefit	0.25%	0.20%
Total Income SelectSM for Life Rider Fees with Highest Combination of Benefits	1.65%	1.55%

	Maximum	Current
Retirement Income Choice® rider - Single Life Option: (annual charge - a % of Withdrawal Base)
Base Benefit	2.10%	1.35%
Additional Benefits available with the Retirement Income Choice® rider:
Death Benefit	0.25%	0.25%
Total Retirement Income Choice® Rider Fees (Single Life) with Highest Combination of Benefits	2.35%	1.60%
Retirement Income Choice® with Double Initial Withdrawal Base Benefit rider - Single Life Option (annual charge - a % of Withdrawal Base):
Base Benefit	2.40%	1.65% (1)
Additional Benefits available with the Retirement Income Choice® with Double Initial Withdrawal Base Benefit rider:
Death Benefit	0.25%	0.25%
Total Retirement Income Choice® with Double Initial Withdrawal Base Benefit Rider Fees (Single Life) with Highest Combination of Benefits	2.65%	1.90%
Retirement Income Choice® with Double Initial Withdrawal Base Benefit rider - Joint Life Option (annual charge - a % of Withdrawal Base):
Base Benefit	2.40%	1.65% (1)
Additional Benefits available with the Retirement Income Choice® with Double Initial Withdrawal Base Benefit rider:
Death Benefit	0.20%	0.20%
Total Retirement Income Choice® with Double Initial Withdrawal Base Benefit Rider Fees (Joint Life) with Highest Combination of Benefits	2.60%	1.85%
Retirement Income Choice® 1.4 rider (annual charge - a % of withdrawal base):
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with the Retirement Income Choice® 1.4 rider:
Death Benefit (Single Life Option)	0.40%	0.40%
Death Benefit (Joint Life Option)	0.35%	0.35%
Total Retirement Income Choice® 1.4 Rider Fees (Single Life) with Highest Combination of Benefits	2.70%	1.95%
Retirement Income Choice® 1.2 rider (annual charge - a % of withdrawal base):
Base Benefit Open Allocation Option	2.30%	1.55%
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with the Retirement Income Choice® 1.2 rider:
Death Benefit (Single Life Option)	0.40%	0.40%
Death Benefit (Joint Life Option)	0.35%	0.35%
Total Retirement Income Choice® 1.2 Rider Fees (Single Life) with Highest Combination of Benefits and Allocation Options	2.70%	1.95%
Income LinkSM rider (annual charge a - % of withdrawal base):
Base Benefit	2.00%	1.25%

(1) The current fee is 1.55% for policyowners who purchase the base benefit only with no additional benefits elected.
The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2017 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.
Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses)(7):
Lowest Gross	0.53%
Highest Gross	15.95%
Expense Examples (Highest Gross)(8):
The following Examples are intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.
The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your policy has a 5% return each year, the highest Total Portfolio Annual Operating Expenses of any of the portfolios for the year ended December 31, 2017, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the highest Fund Facilitation Fee, Annual Step-Up Death Benefit and Retirement Income Choice® 1.6 rider – Single Life with additional Death Benefit (prior to May 1, 2014). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If the policy is surrendered at the end of the applicable time period (without Liquidity Rider):
1 Year	$ 2,636
3 Years	$ 5,467
5 Years	$ 7,575
10 Years	$10,737
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (without Liquidity Rider):
1 Year	$ 1,836
3 Years	$ 4,837
5 Years	$ 7,125
10 Years	$10,737
If the policy is surrendered at the end of the applicable time period (with Liquidity Rider):
1 Year	$ 2,678
3 Years	$ 5,552
5 Years	$ 7,194
10 Years	$10,736
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (with Liquidity Rider):
1 Year	$ 1,878
3 Years	$ 4,922
5 Years	$ 7,194
10 Years	$10,736
The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your policy has a 5% return each year, the highest Total Portfolio Annual Operating Expenses of any of the portfolios for the year ended December 31, 2017, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the highest Fund Facilitation Fee, Annual Step-Up Death Benefit and Retirement Income Choice® 1.6 rider - Single Life Option with additional Death Benefit (on or after May 1, 2014). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If the policy is surrendered at the end of the applicable time period (without Liquidity Rider):
1 Year	$ 2,627
3 Years	$ 5,443
5 Years	$ 7,539
10 Years	$10,684
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (without Liquidity Rider):
1 Year	$ 1,827
3 Years	$ 4,813
5 Years	$ 7,089
10 Years	$10,684
If the policy is surrendered at the end of the applicable time period (with Liquidity Rider):
1 Year	$ 2,669
3 Years	$ 5,528
5 Years	$ 7,159
10 Years	$10,682
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (with Liquidity Rider):
1 Year	$ 1,869
3 Years	$ 4,898
5 Years	$ 7,159
10 Years	$10,682
Please remember that these Examples are illustrations and do not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Examples. Similarly, your rate of return may be more or less than the 5% assumed in the Examples.
For information concerning compensation paid for the sale of the policies, see OTHER INFORMATION - Distributor of the Policies.
Notes to Fee Table and Expense Examples
Owner Transaction Expenses:
1) Maximum Surrender Charge: The surrender charge, if any is imposed, applies to each premium payment, regardless of how policy value is allocated among the investment options. The surrender charge decreases based on the number of years since the premium payment was made.
2) Transfer Fee: The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment choices. There is no fee for the first 12 transfers per policy year. For additional transfers, the Company may charge a fee of $10 per transfer. Currently, we do not charge a transfer fee, but reserve the right to do so.
3) Special Service Fees: We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require us to incur additional processing costs.
4) Annual Service Charge:
Annual Service Charge: The annual service charge is assessed per policy on each policy anniversary. The charge is waived if your policy value, or the sum of your premiums less all partial surrenders, is at least $50,000.

5) Separate Account Annual Expenses:
Mortality and Expense Risk Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit. During the income phase, the mortality and expense risk fee is at an annual rate of 1.25%
Optional Separate Account Expenses: Any optional separate account expense is in addition to the mortality and expense risk and administrative fees.
Fund Facilitation Fee: This daily fee is applied only to policy value in the subaccounts invested in the American Funds - Asset Allocation Fund - Class 2 (0.30%), American Funds - Bond Fund - Class 2 (0.30%), American Funds - Growth Fund - Class 2 (0.30%), American Funds - Growth-Income Fund - Class 2 (0.30%), American Funds - International Fund - Class 2 (0.30%), AB Balanced Wealth Strategy Portfolio - Class B (0.20%), State Street Total Return V.I.S. Fund - Class 3 (0.20%), Franklin Templeton VIP Founding Funds Allocation Fund - Class 4 (0.15%), TA International Equity Index - Service Class (0.15%) and TA U.S. Equity Index - Service Class (0.15%).
We charge a fund facilitation fee in order to make certain subaccounts available as investment choices under the policies. We apply the fee to subaccounts that invest in underlying funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify.
Liquidity Rider: This fee is only charged for the first four policy years.
Optional Premium EnhancementSM Rider: If you elect the Premium EnhancementSM Rider, the surrender charge is higher and lasts longer than under a base policy.
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses: This reflects the base separate account expenses, the Annual Step-Up Death Benefit fee, the Liquidity Rider fee, plus the Fund Facilitation Fee, but does not include any annual optional rider fees. The death benefits are mutually exclusive.
OPTIONAL RIDERS
In some cases, riders to the policy are available that provide optional benefits. There are additional fees (annualized fee charged on a yearly or quarterly basis, depending on the rider) for those riders.
6) Optional Guaranteed Lifetime Withdrawal Benefit Riders:
Living Benefits Rider: The annual fee is a percentage of the “principal back” Total Withdrawal Base. The “principal back” Total Withdrawal Base on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date, the “principal back” Total Withdrawal Base is equal to: the “principal back” Total Withdrawal Base on the rider date; plus subsequent premium payments; less subsequent “principal back” adjusted partial withdrawals.
Retirement Income Max® Rider and Retirement Income Choice® 1.6 Rider - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value. For riders issued prior to the date of this prospectus, the withdrawal percentage, growth percentage and fee information can be found in the Statement of Additional Information “Appendix - Prior Withdrawal/Growth Percentages and Rider Fees”.
Optional Guaranteed Lifetime Withdrawal Benefit Riders - No Longer Available
5 for LifeSM Rider, 5 for LifeSM with Growth rider and Income SelectSM for Life rider - base benefit: The annual fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent Withdrawal Base adjustments. The Withdrawal Base may be referred to as “Total Withdrawal Base” in your policy statement and other documents.
Income SelectSM for Life Rider - Additional Benefits (Single Life and Joint Life Options): If you elected the Income SelectSM for Life rider with one or more of the following options - Growth Option, Additional Death Payment Option and Joint Life Option. The charge for each of these options is a percentage of the withdrawal base and is in addition to the Income SelectSM for Life rider base benefit fee.
Retirement Income Choice® rider, Retirement Income Choice® with Double Withdrawal Base Benefit rider, Retirement Income Choice® 1.4 rider and Retirement Income Choice® 1.2 rider - base benefit: The fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value. During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary; plus subsequent premium payments, less subsequent Withdrawal Base adjustments.

Retirement Income Choice® Rider, Retirement Income Choice® with Double Withdrawal Benefit Rider, Retirement Income Choice® 1.4 Rider and Retirement Income Choice® 1.2 Rider - Additional Benefits (Single Life and Joint Life Options): If you elected the Retirement Income Choice® rider, Retirement Income Choice® with Double Withdrawal Benefit rider, Retirement Income Choice® 1.4 rider or Retirement Income Choice® 1.2 rider with the following option - Death Benefit. The charge for this option is a percentage of the Withdrawal Base and is in addition to the base benefit fee.
Maximum Total Retirement Income Choice® 1.4 and Retirement Income Choice® 1.2 Rider Fees with Highest Combination of Benefits: After the fifth rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. These fee totals reflect the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.
Maximum Total Retirement Income Choice® 1.4 and Retirement Income Choice® 1.2 Rider Fees (Single Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Maximum) and the Death Benefit (Single Life Option).
Current Total Retirement Income Choice® 1.4 and Retirement Income Choice® 1.2 Rider Fees (Single Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Current) and the Death Benefit (Single Life Option).
Maximum Total Income LinkSM Rider Fees: After the first rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. The Withdrawal Base on the rider date is the policy value. This fee total reflects the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.
7) Total Portfolio Annual Operating Expenses:
Total Portfolio Annual Operating Expenses: The fee table information relating to the underlying fund portfolios was provided to the Company by the underlying fund portfolios, their investment advisers or managers. Actual future expenses of the portfolios may be greater or less than those shown in the Table. “Gross” expense figures do not reflect any fee waivers or expense reimbursements. Actual expenses may have been lower than those shown in the Table.
8) Expense Examples:
Expense Examples: The Example does not reflect special service fees or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.

THE ANNUITY POLICY
This prospectus describes the Transamerica LandmarkSM NY Variable Annuity policy offered by the Company. This prospectus generally describes policies issued on or after the date of this prospectus. Policies issued before that date may have different features (such as different death benefits or annuity payment options) and different charges. See “Appendix - Policy Variations” for information about older policies.
An annuity is a contract between you (the owner) and an insurance company (in this case the Company), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.
The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.
The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional premium payments of $50 or more until the annuity commencement date. You are not required to make any additional premium payments.
The policy is a “variable” annuity because the value of your policy can go up or down based on the performance of your subaccounts. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your subaccounts. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive from the separate account also depends upon the investment performance of your subaccounts for the income phase.
The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.
Do not purchase this policy if you plan to use it, or any of its riders, for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme. Your contract is not intended or designed to be traded on any stock exchange or secondary market. By purchasing this contract, you represent and warrant that you are not using the contract, or any of its riders for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme.
PURCHASE
Policy Issue Requirements
The Company will not issue a policy unless:
•	the Company receives in good order (See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order) all information needed to issue the policy;
•	the Company receives in good order (at our Administrative Office) a minimum initial premium payment; and
•	the annuitant, owner, and any joint owner are age 85 or younger (the limit may be lower for qualified policies).
•	the owner and annuitant have an immediate familial relationship.
Please note, certain riders described herein may require a younger age. Please carefully read the applicable rider sections regarding any age limitations.
We reserve the right to reject any application or premium payment.
Premium Payments
You should make checks for premium payments payable only to Transamerica Financial Life Insurance Company and send them to the Administrative Office. Your check must be honored in order for us to pay any associated annuity payments and benefits due under the policy.
We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to Transamerica Financial Life Insurance Company, however, in some circumstances, at our discretion we may accept third party checks that are from a rollover or transfer from other financial institutions. Any third party checks not accepted by us will be returned.
We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.

Initial Premium Requirements
The initial premium payment for nonqualified policies must be at least $5,000, and at least $1,000 for qualified policies. You must obtain prior company approval to purchase a policy with an amount less than the stated minimum. There is generally no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium payment must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information in good order. If we are unable to credit your initial premium payment, we will contact you or your financial intermediary, if applicable, within five business days and explain why. We will also return your initial premium payment at that time unless you instruct us to hold it and credit it within two business days after your information is both complete and in good order.
The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.
There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining whether the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.
Additional Premium Payments
You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50 . We will credit additional premium payments to your policy as of the business day we receive your premium and required information in good order at our Administrative Office. Additional premium payments must be received in good order before the close of a regular business session of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) to get same-day pricing of the additional premium payment. Additional premium payments received in good order on non-market days or after our close of business on market days will receive next-day pricing. See OTHER INFORMATION – Sending Forms and Transaction Requests in Good Order.
Maximum Total Premium Payments
For issue ages 0-80, we reserve the right to require prior approval of any cumulative premium payments over $1,000,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. We may approve premium payments over $1,000,000 but restrict access to certain optional benefits. For issue ages over 80, we reserve the right to require prior approval of any cumulative premium payments over $500,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. If you do not obtain prior approval for premium payments in excess of the dollar amounts listed above, the business will be deemed not in good order.
Allocation of Premium Payments
When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation. You could lose the amount you allocate to the subaccounts.
If you allocate premium payments to the Dollar Cost Averaging program, (if it is available), you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.
You may change allocations for future additional premium payments by sending written instructions to our Administrative Office. The allocation change will apply to premium payments received on or after the date we receive the change request in good order.
We reserve the right to restrict or refuse any premium payment.
Policy Value
You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. Regular trading on the New York Stock Exchange usually closes at 4:00 p.m., Eastern time. Holidays are generally not business days.

INVESTMENT OPTIONS
The Transamerica LandmarkSM NY Variable Annuity offers you a means of investing in various underlying fund portfolios offered by different investment companies (by investing in the corresponding subaccounts). The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this Policy are listed in the “Appendix - Portfolios Associated with the Subaccounts”.
The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.
More detailed information, including an explanation of the portfolios' fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.
Note: If you received a summary prospectus for any of the underlying fund portfolios listed in “Appendix - Underlying Fund Portfolios Associated with the Subaccounts,” please follow the instructions on the first page of the summary prospectus to obtain a copy of the full underlying fund prospectus or its statement of additional information.
Selection of Underlying Fund Portfolios
The underlying fund portfolios offered through this variable annuity are selected by us, and we may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, volatility, hedgeability, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premium payments and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).
We have developed this variable annuity product in cooperation with one or more distributors, and may include certain underlying fund portfolios based on their recommendations. Their selection criteria may differ from our selection criteria.
If you elect a guaranteed lifetime withdrawal benefit rider, as discussed later in this prospectus, we require you to allocate your policy value to designated investment options. This requirement is intended to reduce the Company’s costs and risks associated with offering the rider, and we select which underlying fund portfolios to make available under the riders with these factors in mind. Certain designated investment options invest in fund portfolios with volatility control strategies, which could limit full participation in market gains and the growth of the riders. See the Investment Restrictions section below for information regarding the potential impact of volatility control strategies on the value of the guaranteed lifetime withdrawal benefit riders.
Designated investment options, including those that invest in fund portfolios with volatility control strategies, are also available to contract owners who do not elect a guaranteed lifetime withdrawal benefit rider. Although volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns, such strategies could limit your full participation in market gains and ability to maximize potential growth of your policy value.
You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered. We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.
In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that are available to you, including each underlying fund portfolio's prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the underlying fund's website provide more current information, including information about any regulatory actions or investigations relating to a fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.
You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.

We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.
We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We reserve the right, subject to compliance with applicable law, to make certain changes to the separate account and its investments. We reserve the right to add new portfolios (or portfolio classes), close existing portfolios (or portfolio classes), or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. We will not add, delete or substitute any underlying fund portfolio shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.
We reserve the right to limit the number of subaccounts you are invested in at any one time.
If you elect certain optional riders, you will be subject to investment restrictions. In the future, we may change the investment restrictions.
Not all subaccounts may be available for all policies, in all states, or through all financial intermediary firms.
Addition, Deletion, or Substitution of Investment Options
We cannot and do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We retain the right, subject to any applicable law, to make certain changes in the separate account and its investment options. We reserve the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio. To the extent required by applicable law, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and prior regulatory approval. Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.
New subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by us. Each additional subaccount will purchase shares in an underlying fund portfolio or other investment vehicle. We may also close one or more subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is closed, we will notify you and request a reallocation of the amounts invested in the closed subaccount. If we do not receive additional instructions, any subsequent premium payments or transfers (including dollar cost averaging transactions or asset rebalance programs transactions) into a closed or liquidated subaccount will be re-allocated to the remaining available investment options according to the investment allocation instructions you previously provided. If your previous investment allocation instructions do not include any available investment options, we will require new instructions. If we do not receive new instructions, the requested transaction will be canceled and any premium payment will be returned. Under asset rebalance programs the value remaining in the closed subaccount will be excluded from any future rebalancing. The value of the closed subaccount will continue to fluctuate due to portfolio performance, and may exceed the original rebalance percentages you requested. As you consider your overall investment strategy within your annuity, you should also consider whether or not to re-allocate the value remaining in the closed subaccount to another investment option. If you decide to re-allocate the value of the closed subaccount, you will need to provide us with instructions to achieve your goal. Under certain situations involving annuitizations (e.g., policy reached maximum annuity commencement date) if an investment option is closed to new investment, the amount that would have been allocated thereto will instead be used to purchase annuity units pro-rata in the other investment options you have purchased accumulation units in and which are open to new investment. Moreover, in certain situations involving death benefit adjustments for continued policies, if an investment option is closed to new investment, the amount that would have been allocated thereto will instead be allocated pro-rata to the other current investment options you have value allocated to and which are open to new investment.
In the event of any such substitution or change, we may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, we also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or substitute a new underlying fund portfolio for an existing underlying fund portfolio.

In addition, a subaccount could become no longer available due to the liquidation of its corresponding underlying fund portfolio. To the extent permitted by applicable law, upon advance notice to you and unless you otherwise instruct us, we will:
1)	Re-allocate any policy value in the liquidated fund to the money market subaccount or a subaccount investing in another underlying fund portfolio designated by us; and
2)	Allocate any subsequent Purchase Payments and/or transfers (including Dollar Cost Averaging transactions or asset rebalance programs transactions) to the other subaccounts you have selected.
The Fixed Account
Premium payments allocated and amounts transferred to the fixed account become part of our general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.
While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment option by giving us notice within 30 days before the end of the expiring guaranteed period.
We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable non-forfeiture law at the time the policy is issued.
If you select the fixed account, your money will be placed with our other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase. The interest credited as well as principal invested in the fixed account is based on our claims-paying ability.
We reserve the right to refuse any premium payment or transfer to the fixed account.
Transfers
During the accumulation phase, you may make transfers to or from any investment option within certain limitations.
Transfers out of a guaranteed period option of the fixed account are limited to the following:
•	Transfers at the end of a guaranteed period.
•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.
In general, each transfer must be at least $500, or the entire subaccount value if less than $500. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Transfer requests received in good order on non-market days or after our close of business on market days will get next-day pricing. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The number of transfers permitted may be limited and a $10 charge for each transfer in excess of 12 in any policy year may apply. We reserve the right to prohibit transfers to the fixed account.
During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Market Timing and Disruptive Trading
Statement of Policy. This variable annuity policy was not designed to accommodate market timing or frequent or large transfers among the subaccounts or between the subaccounts and the fixed account. (Both frequent and large transfers may be considered disruptive.)
Market timing and disruptive trading can adversely affect you, other owners, beneficiaries and underlying fund portfolios. The adverse effects may include: (1) dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as (a) impeding a portfolio manager’s ability to seek or sustain an investment objective; (b) causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or (c) causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and (3) increased brokerage and administrative expenses. These costs are borne by all owners invested in those subaccounts, not just those making the transfers.
We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.
Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.
Deterrence. If we determine you or anyone acting on your behalf is engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.
We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the premium payment or transfer, or series of premium payments or transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more trades or variable insurance products that we believe are connected by owner or persons engaged in trading on behalf of owners.
In addition, transfers for multiple policies invested in the Transamerica Series Trust underlying fund portfolios which are submitted together may be disruptive at certain levels. At the present time, such aggregated transactions likely will not cause disruption if less than one million dollars total is being transferred with respect to any one underlying fund portfolio (a smaller amount may apply to smaller portfolios). Please note that transfers of less than one million dollars may be disruptive in some circumstances and this general amount may change quickly.
For policies with Portfolio Allocation Method or Open Allocation Method, the effect of transfers pursuant thereto may be considered disruptive for certain underlying fund portfolios. As a result, policy owners using Portfolio Allocation Method or Open Allocation Method may have to change their selected underlying fund portfolios. We will contact you in the event this occurs.
Please note: If you engage a third party investment adviser for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment adviser in providing these services.

In addition to our internal policies and procedures, we will administer your variable annuity to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.
Under our current policies and procedures, we do not:
•	impose redemption fees on transfers; or
•	expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or
•	provide a certain number of allowable transfers in a given period.
Redemption fees, transfer limits, and other procedures or restrictions imposed by the underlying funds or our competitors may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.
In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.
Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.
Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.
Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Owners should be aware that we do not monitor transfer requests from owners or persons acting on behalf of owners against, nor do we apply, the frequent trading policies and procedures of the respective underlying fund portfolios that would be affected by the transfers.
Owners should be aware that we are required to provide to an underlying fund portfolio or its payee, promptly upon request, certain information about the trading activity of individual owners, and to restrict or prohibit further purchases or transfers by specific owners or persons acting on their behalf, identified by an underlying fund portfolio as violating the frequent trading policies established for the underlying fund portfolio.
Omnibus Orders. Owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios' ability to apply their respective frequent trading policies and procedures.

We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it may affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.
Investment Restrictions
If you are eligible to elect certain optional riders, you will be subject to investment restrictions requiring you to invest in certain underlying portfolios, known as designated investment options. In the future, we may change the investment restrictions.
One or more of the underlying fund portfolios that may be designated investment options under each optional rider in part, may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. Our requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with the applicable riders. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial adviser whether to invest in underlying fund portfolios with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the riders. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the riders that do not invest in funds that utilize volatility control strategies.
For more information about the underlying fund portfolios and the investment strategies they employ, please refer to the underlying fund portfolios' current prospectuses.
EXPENSES
Note: The following section on expenses and the ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES only apply to policies issued on or after the date of this prospectus. See “Appendix - Policy Variations” for information about older policies.
There are charges and expenses associated with your policy that reduce the return on your investment in the policy.
Surrender Charges
During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for expenses relating to sales, including commissions to registered representatives and other promotional expenses.
You can surrender up to the greater of (i) 10% of your premium payments or (ii) any gains in the policy each year free of surrender charges after the first year. This amount is referred to as the free amount and is determined at the time of surrender. (The free amount is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If the surrender is in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

The following schedule shows the surrender charges that apply during the seven years following payment of each premium payment:
Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	8%
1 – 2	8%
2 – 3	7%
3 – 4	6%
4 – 5	5%
5 – 6	4%
6 – 7	3%
more than 7	0%
For example, assume your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your free precentage, you would pay a surrender charge of $1,600 on the remaining $20,000 [8% of ($30,000 - $10,000)].
Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $7,200 [8% of ($100,000 - ($100,000 x 10%))].
You can generally choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge from your remaining policy value. You receive your cash value upon full surrender.
For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next.
Surrender charges are waived if you surrender money under the Nursing Care and Terminal Condition Withdrawal Option.
Keep in mind that surrenders may be taxable and, if made before age 59½, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from taxable earnings first.
An optional rider is available which reduces the number of years a surrender charge applies to each premium payment. There is an extra charge for this rider. See “Liquidity Rider”.
Liquidity Rider
The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges from seven years to four years. The surrender charge schedule is the same during the first four years for each premium payment. There is an extra charge for this rider.

Premium EnhancementSM Rider Surrender Charge. The following schedule shows the surrender charges that apply during the nine years following payment of each premium payment if you elect the Premium EnhancementSM Rider:
Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0-1	9%
1-2	8%
2-3	7%
3-4	6%
4-5	5%
5-6	4%
6-7	3%
7-8	2%
8-9	1%
10 or more	0%
After the first year, you can surrender up to the greater of 10% of your premium payments or any gains in the policy (measured at the time of surrender) once each year free of surrender charges. This free amount is not cumulative and is determined at the time of the surrender. If you surrender money in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.
Mortality and Expense Risk Fees
We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy (including distribution related expenses), and assuming the risk that the current charges will be insufficient in the future to cover costs of selling, distributing and administering the policy.
If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.
Administrative Charges
We deduct a daily administrative charge to cover the costs of supporting and administering the policy (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.
Premium Taxes
A deduction is also made for premium taxes, if any, imposed on us by a state, municipality or other government agency. The tax, currently ranging from 0% to 3.50%, is assessed at the time premium payments are made or when annuity payments begin. We pay the premium tax at the time it is imposed. We will, at our discretion, deduct the total amount of premium taxes, if any, from the policy value when such taxes are due to the applicable taxing authority, you begin receiving annuity payments, you surrender the policy or a death benefit is paid.
Federal, State and Local Taxes
We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Special Service Fees
We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require us to incur additional processing costs.
Transfer Fee
You are generally allowed to make 12 free transfers per policy year before the annuity commencement date. If you make more than 12 transfers per policy year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your free transfers. All transfer requests made at the same time are treated as a single transfer. Currently we are not charging for transfers.
Service Charge
During the accumulation phase, an annual service charge of $35 (but not more than 2% of the policy value) is charged on each policy anniversary. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.
Fund Facilitation Fee
We charge a fund facilitation fee in order to make certain subaccounts available as investment options under the policies. We apply the fee to subaccounts that invest in underlying funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify.
Premium EnhancementSM Rider
If you elect the Premium EnhancementSM Rider, then there is a rider fee at an annual rate of 0.45% of the daily net asset valuefor the first nine policy years. In addition to the rider fee, the Company may use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the premium enhancement.
Optional Benefits
If you elect to purchase optional benefits, we will deduct an additional fee. For some optional benefits the fee is assessed against the daily net asset value of each subaccount and for others it is deducted from each investment option in proportion to the amount of policy value in each investment option. Please refer to the FEE TABLE AND EXPENSE EXAMPLES for the list of fees for each optional benefit and ADDITIONAL FEATURES for more information.
Underlying Fund Portfolio Fees and Expenses
The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest underlying fund portfolio expenses for the previous calendar year are found in the ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.
Reduced Fees and Charges
We may at our discretion, reduce or eliminate certain fees and charges for certain policies (including employer-sponsored savings plans) which may result in decreased costs and expenses.
Revenue We Receive
This prospectus describes generally the payments that we (and/or our affiliates) may directly or indirectly receive from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other support services we (and/or our affiliates) provide and expenses we incur in offering and selling our variable insurance products. These arrangements are described further below. While only certain of the types of payments described below may be made in connection with your particular policy, all such payments may nonetheless influence or impact actions we (and/or our affiliates) take, and recommendations we (and our affiliates) make, regarding each of the variable insurance products that we (and our affiliates) offer, including your policy.

We (and/or our affiliates) may receive some or all of the following types of payments:
• Rule 12b-1 Fees. We and/or our affiliate, Transamerica Capital, Inc. (“TCI”) who is the principal underwriter for the policies, indirectly receive 12b-1 fees from certain underlying fund portfolios available as investment options under our variable insurance products. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.35% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue. These fees are paid from the underlying fund portfolios’ assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of 12b-1 fees (see the prospectuses for the underlying funds for more information).
• Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, subadviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment adviser or subadviser realized on the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). However, amounts paid from an investment adviser’s or sub-adviser’s (or other service provider’s) revenues are not paid from the underlying portfolios’ assets. The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.
The following chart provides the maximum combined percentages of Support Fees and underlying fund portfolio fees (i.e. sub-transfer agent, Rule 12b-1, and Shareholder Services) that we anticipate will be paid to us on an annual basis. Please Note: Some of the underlying funds listed in the chart below may not currently be available under your policy:
Incoming Payments to the Company and/or TCI
Fund	Maximum Fee % of assets
TRANSAMERICA SERIES TRUST	0.25%
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	0.55%
AB VARIABLE PRODUCTS SERIES FUND, INC.	0.45%
AMERICAN FUNDS INSURANCE SERIES® TRUST	0.25%
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND	0.395%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	0.50%
STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.	0.45%
JANUS ASPEN SERIES	0.35%
JPMORGAN INSURANCE TRUST	0.25%
MFS ® VARIABLE INSURANCE TRUST	0.50%
NOTES TO INCOMING PAYMENTS TABLE:
Maximum Fee % of Assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We and/or TCI may continue to receive 12b-1 fees and administrative fees on funds invested in subaccounts that are closed to new premium payments, depending on the terms of the agreements supporting those payments and on the services provided.
TST: Because TST is managed by TAM, an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us and to provide administrative services to the policyholders who invest in subaccounts that invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. a variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is sub-advised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are sub-advised by non-affiliated entities. During 2017 we received approximately $17.4 million in benefits from TAM pursuant to these arrangements. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.
Fidelity® Variable Insurance Products Fund: We receive this percentage once $100 million in fund shares are held by the subaccounts of the Company and its affiliates.

Other Payments. TCI also serves as the wholesale distributor for the policies, and in that capacity directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and subadvisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products and/or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment adviser or subadviser receives from the advisory fee deducted from underlying fund portfolio assets. Owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and subadvisers of the underlying fund portfolios (or their affiliates):
•	may each directly or indirectly pay TCI conference sponsorship or marketing allowance payments that provides such advisers and subadvisers with access to TCI's wholesalers at TCI's national and regional sales conferences as well as internal and external meetings and events that are attended by TCI's wholesalers and/or other TCI employees.
•	may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies.
•	may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to assist with their promotional efforts. The amounts may be significant and these arrangements provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.
For the calendar year ended December 31, 2017, TCI and its affiliates received payments that totaled approximately $2,900,000. The firms that paid to participate in TCI sponsored events included but were not limited to the following: Aegon USA Investment Management • Alliance Bernstein• American Century Investment Management, Inc. • American Funds • Barrow, Hanley, Mewhinney & Strauss • Belle Haven Investments • BlackRock Investment Management, LLC • Columbia Threadneedle Investments • Fidelity Management & Research Company • Franklin Templeton Services, LLC • Goldman Sachs • Invesco • Janus Capital Management LLC • Jennison Associates LLC • John Hancock• JP Morgan Investment Management Inc. • Kayne Anderson Capital Advisors, LP • Lord Abbett & Co.• Manning & Napier Advisors • MFS Investment Management • Milliman Financial Risk Management LLC • Morgan Stanley Investment Management Inc. • Morningstar Advisers • Natixis Global Asset Management • Neuberger Berman • New York Life/Mainstay Investments • Oppenheimer Funds, Inc. • Pacific Investment Management Company • PineBridge Investments LLC • Pioneer Investment Management, Inc. • Prudential Investments• QS Legg Mason Global Asset Allocation, LLC • Ridgeworth Investments • Rockefeller & Co. • Schroder Investment Management • Systematic Financial Management • TIAA • Thompson Siegel & Walmsley • Rowe Price Associates, Inc. • The Vanguard Group, Inc. • Torray, LLC •  and Wellington Management Company.
Please note some of the aforementioned managers and/or subadvisers may not be associated with underlying fund portfolios currently available in this product.
Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the subadvisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.
For further details about the compensation payments we make in connection with the sale of the policies, see OTHER INFORMATION - Distribution of the Policies in this prospectus.
ACCESS TO YOUR MONEY
During the accumulation phase, you can have access to the money in your policy in the following ways:
•	by making a surrender (either a full or partial surrender); or
•	by taking systematic payouts (See ADDITIONAL FEATURES - Systematic Payout Option for more details).
Surrenders
During the accumulation phase, if you take a full surrender, you will receive your cash value.
If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment options in proportion to the policy value. Surrenders may be referred to as withdrawals on your policy statement and other documents.
You may elect to take up to the free amount once each policy year without incurring a surrender charge. Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See DEATH BENEFIT, for more details. A partial surrender also may have a negative impact on certain other benefits and guarantees of your policy.

Surrenders may be subject to a surrender charge. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.
Surrenders from qualified policies may be restricted or prohibited.
During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial.
If your policy was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.
During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial.
Delay of Payment and Transfer
Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive in good order all required information at our Administrative Office. We may defer such payment from the separate account if:
•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;
•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
•	the SEC permits a delay for the protection of owners.
Transfers of amounts from the subaccounts also may be deferred under these circumstances. In addition, if, pursuant to SEC rules, the Transamerica Aegon Government Money Market VP portfolio (or any money market portfolio offered under this policy) suspends payment of redemption proceeds in connection with a liquidation of the portfolio, then we may delay payment of any transfer, surrender (either full or partial), loan, or death benefit from the TA Aegon Government Money Market subaccount until the portfolio is liquidated.
Any payment or transfer request which is not in good order will cause a delay. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” an owner's account. If these laws apply in a particular situation, we would not be allowed to pay any request for surrenders (either full or partial), or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.
Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.
Signature Guarantee
As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:
•	Any surrender over $250,000 unless it is a custodial owned annuity;
•	Any non-electronic disbursement request made on or within 15 days of a change to the address of record for a policy owner’s account;
•	Any electronic fund transfer instruction changes on or within 15 days of an address change;
•	Any surrender when we have been directed to send proceeds to a different personal address from the address of record for that contract owner's account. PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity for another with the same owner in a “tax-free exchange”;
•	Any surrender when we do not have an originating or guaranteed signature on file unless it is a custodial owned annuity;
•	Any other transaction we require.

We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at (800)525-6205.
You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.
ANNUITY PAYMENTS (THE INCOME PHASE)
Upon the annuity commencement date, which is the date your policy is annuitized and annuity payments begin, your annuity switches from the accumulation phase to the income phase. You can generally change the annuity commencement date by giving us 30 days notice with the new date or age. The earliest annuity commencement date is at least 30 days after you purchase your policy. Unless required by state law, the latest annuity commencement date cannot be after the date specified in your policy unless a later date is agreed to by us.
Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse is eligible to and elects to continue the policy). If the annuitant dies after the annuity commencement date, no death benefit is payable and the amount payable will depend on the annuity income option.
Your policy may not be “partially” annuitized, i.e., you may not apply a portion of your policy value to an annuity option while keeping the remainder of your policy in force.
After the annuitant's death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.
Annuity Payment Options
The policy provides several annuity payment options (also known as income options) that are described below. You may choose any combination of annuity payment options. We will use your policy value to provide these annuity payments. If the policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)
In deciding on which annuity payment option to elect, you must decide if fixed or variable payments are better for you. If you choose to receive fixed payments, then the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease.
You must also decide if you want your annuity payments to be guaranteed for the annuitant's lifetime, a period certain, or a combination thereof. Generally, payments will be lower if you combine a period certain, guaranteed amount, or liquidity with a lifetime guarantee (e.g., Life Income with 10 years Certain and Life with Guaranteed Return of Policy proceeds). Likewise, annuity payments will also generally be lower the longer the period certain (because you are guaranteed payments for a longer time).
The annuity payment options currently available are explained below. Some options are fixed only.
Income for a Specified Period (fixed only). We will make level annuity payments only for a fixed period. No funds will remain at the end of the period. If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.
Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level annuity payments followed by a smaller final annuity payment.
If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

Life Income. You may choose between:
•	No Period Certain (fixed or variable) - Payments will be made only during the annuitant's lifetime. The last annuity payment will be the payment immediately before the annuitant's death.
•	10 Years Certain (fixed or variable) - Payments will be made for the longer of the annuitant's lifetime or ten years.
•	Guaranteed Return of Policy Proceeds (fixed only) - Payments will be made for the longer of the annuitant's lifetime or until the total dollar amount of annuity payments we made to you equals the annuitized amount (i.e., the adjusted policy value).
Joint and Survivor Annuity. You may choose:
•	No Period Certain (fixed or variable) - Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Annuity payments will be made as long as either person is living.
•	10 Year Certain (fixed only) - Payments will be made for the longer of the lifetime of the annuitant and joint annuitant or ten years.
Other annuity payment options may be arranged by agreement with the Company. Some annuity payment options may not be available for all policies, all ages or we may limit certain annuity payment options to ensure they comply with the applicable tax law provisions.
NOTE CAREFULLY
IF:
•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and
•	the annuitant dies (or both joint annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;
THEN:
•	we may make only one (two, three, etc.) annuity payments.
IF:
•	you choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
•	the person receiving annuity payments dies prior to the end of the guaranteed period;
THEN:
•	the remaining guaranteed annuity payments will be continued to a new payee, or their present value may be paid in a single sum.
We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving annuity payments is responsible for keeping us informed of his/her current address.
You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels) or a later date if agreed to by us. If you do not elect an annuity payment option, the default option will be variable payments under Life with 10 Years Certain. If any portion of the default annuitization is a variable payout option, then annuity units will be purchased proportionally based off your available current investment allocations. Please note, all benefits (including guaranteed minimum death benefits and living benefits) terminate upon annuitization. The only benefits that remain include the guarantees provided under the terms of the annuity option.
DEATH BENEFIT
We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option (if you pick a variable annuity payment option fees and expenses will apply), or may choose to receive the death benefit as a lump sum withdrawal. The guarantees of these death benefits are based on our claims-paying ability. No death benefit will be payable upon or after the annuity commencement date. Please note that there is a mandatory annuity commencement date.
We will determine the amount of and process the death benefit proceeds, if any are payable on a policy, upon receipt at our Administrative Office of satisfactory proof of the annuitant's death, directions regarding how to process the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). For policies with multiple beneficiaries, we will process the death benefit when the first beneficiary provides us with due proof of their share of the death proceeds. We will not pay any remaining beneficiary their share until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk until they submit due proof of death. Please note, we may be required to remit the death benefit proceeds to a state prior to receiving “due proof of death.” See OTHER INFORMATION - Abandoned or Unclaimed Property.
Please Note: Such due proof of death must be received in good order to avoid a delay in processing the death benefit claim. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The death benefit proceeds remain invested in the separate account in accordance with the allocations made by the policy owner until the beneficiary has provided us with due proof of death. Once we receive due proof of death, investments in the separate account may be reallocated in accordance with the beneficiary's instructions.
We may permit the beneficiary to give a “one-time” written instruction to reallocate the policy value in the separate account to the money market fund after the death of the annuitant. If there is more than one beneficiary, all beneficiaries must agree to the reallocation instructions. This one-time reallocation will be permitted if the beneficiary provides satisfactory evidence of the annuitant's death.
When We Pay A Death Benefit
We will pay a death benefit IF:
•	you are both the annuitant and sole owner of the policy; and
•	you die before the annuity commencement date.
We will pay a death benefit to you (owner) IF:
•	you are not the annuitant; and
•	the annuitant dies before the annuity commencement date.
If the sole beneficiary receiving the death benefit is the surviving spouse of the owner, then he or she may elect, if eligible, to continue the policy as the new annuitant and owner, instead of receiving the death benefit. See DEATH BENEFIT - Spousal Continuation. All surrender charges will be waived.
When We Do Not Pay A Death Benefit
We will not pay a death benefit IF:
•	you are not the annuitant; and
•	you die prior to the annuity commencement date.
Please note the new owner (unless it is the deceased owner's spouse) must generally surrender the policy within five years of your death.
Distribution requirements apply to the policy value upon the death of any owner. Generally, upon the owner's death (who is not the annuitant) the entire interest must be distributed within five years. See TAX INFORMATION for a more detailed discussion of the distribution requirements under the Code.
Deaths After the Annuity Commencement Date
The amount payable, if any, on or after the annuity commencement date depends on the annuity income option.
IF:
•	you are not the annuitant; and
•	you die on or after the annuity commencement date; and
•	the guaranteed amount in the policy has not been paid;
THEN:
•	the remaining portion of the guaranteed amount in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:
•	you are the owner and annuitant; and
•	you die after the annuity commencement date; and
•	the annuity payment option you selected did not have or no longer has a guaranteed period;
THEN:
•	no additional payments will be made.
Spousal Continuation
IF:
•	the surviving spouse (as beneficiary or sole surviving owner) elects to continue the policy instead of receiving the death benefit; and
•	the guaranteed minimum death benefit is greater than the policy value;
THEN:
•	we will increase the policy value to be equal to the guaranteed minimum death benefit. This increase is made only at the time the surviving spouse elects to continue the policy and the guaranteed minimum death benefit will continue as applicable.
Succession of Ownership
If an owner (who is not the annuitant) dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:
•	any surviving owner;
•	primary beneficiary;
•	contingent beneficiary; or
•	owner's estate.
Spousal Continuation
If the sole primary beneficiary is the spouse, upon the owner's or the annuitant's death, the beneficiary may elect to continue the policy in his or her own name. Upon the annuitant's death if such election is made, the policy value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the annuitant. Any excess of the death benefit amount over the policy value will be allocated to each applicable investment option in the ratio that the policy value in the investment option bears to the total policy value. The terms and conditions of the policy that applied prior to the annuitant's death will continue to apply, with certain exceptions described in the policy. For purposes of the death benefit on the continued policy, the death benefit is calculated in the same manner as it was prior to continuation on the date the spouse continues the policy. See TAX INFORMATION - Same Sex Relationships for more information concerning spousal continuation involving same sex spouses.
For these purposes, if the sole primary beneficiary of the policy is a revocable grantor trust and the spouse of the owner/annuitant is the sole grantor, trustee, and beneficiary of the trust and the trust is using the spouse of the owner/annuitant's social security number at the time of claim, she or he shall be treated as the owner/annuitant's spouse. In those circumstances, the owner/annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
For these purposes, if the owner is an individual retirement account within the meaning of IRC sections 408 or 408A and if the annuitant's spouse is the sole primary beneficiary of the annuitant's interest in such account, the annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
Amount of Death Benefit
The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, you choose when you buy the policy. The “base policy” death benefit will generally be the greater of:
•	the policy value on the date we receive the required information in good order at our Administrative Office;
•	minimum required cash value on the date we receive the required information in good order at our Administrative Office; and
•	the guaranteed minimum death benefit (discussed below), plus premium payments, less gross withdrawals, from the date of death to the date the death benefit is paid. Please see “Appendix - Death Benefit” for illustrative examples regarding death benefit calculations.

Please note: The death benefit terminates upon annuitization.
Guaranteed Minimum Death Benefit
The following generally applies to policies issued on or after the date of this prospectus. See “Appendix - Policy Variations” for information about older policies.
The guaranteed minimum death benefit terminates upon annuitization and there is a mandatory annuity commencement date. On the policy application, you may generally choose a guaranteed minimum death benefit listed below (age limitations may apply) for an additional fee. After the policy is issued, you cannot make an election and the death benefit cannot be changed.
Annual Step-Up Death Benefit
Under this option, on each policy anniversary prior to your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. This “step-up” death benefit is equal to:
•	the largest policy value on the policy date or on any policy anniversary prior to the earlier of the annuitant's date of death or the annuitant's 81st birthday; plus
•	any premium payments since the date of any policy anniversary with the largest policy value; minus
•	any adjusted partial withdrawals (please see “Appendix - Death Benefit”) since the date of the policy anniversary with the largest policy value.
The Annual Step-Up Death Benefit is not available if you or the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit of 0.15% annually.
Return of Premium Death Benefit
The Return of Premium Death Benefit is equal to:
•	total premium payments; less
•	any adjusted partial withdrawals (please see “Appendix - Death Benefit”) as of the date of death.
This benefit is not available if you or the annuitant is 86 or older on the policy date. The Return of Premium Death Benefit will be in effect if you do not choose another death benefit option when you purchase your policy.
Please note: You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy.
The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering a guaranteed minimum death benefit at any time for new sales.
Adjusted Partial Withdrawal
When you request a partial withdrawal, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the dollar amount of your withdrawal request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of withdrawal. It is also possible that if a death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total premium payments.
The formula used to calculate the adjusted partial withdrawal amount is: adjusted partial withdrawal = (amount of the gross partial withdrawal * value of the current death proceeds immediately prior to the gross partial withdrawal) / policy value immediately prior to the gross withdrawal.
We have included a detailed explanation of this adjustment with examples in the “Appendix - Death Benefit.” This is referred to as “adjusted partial withdrawal” in your policy. If you have a qualified policy, minimum required distributions rules may require you to request a partial withdrawal.
TAX INFORMATION
NOTE: We have prepared the following information on federal taxes as a general discussion of the subject. It is not intended as tax advice to any taxpayer. The federal tax consequences discussed herein reflects our understanding of current law, and the law may change. No representation is made regarding the likelihood of continuation of the present federal tax law or of the current interpretations by the Internal Revenue Service. The discussion briefly references federal estate, gift and generation-skipping transfer taxes, but principally discusses federal income taxes. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the policy. You should consult your own tax adviser about your own circumstances.
Introduction
Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code (the “Code”) for annuities. Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until withdrawn. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes. Thus, the owner must generally include in income any increase in the policy value over the investment in the policy during each taxable year.
There are different rules as to how you will be taxed depending on how you take the money out and the type of policy-qualified or nonqualified.
If you purchase the policy as an individual retirement annuity or as a part of a 403(b) plan, 457 plan, a pension plan, a profit sharing plan (including a 401(k) plan), or certain other employer sponsored retirement programs, your policy is referred to as a qualified policy. There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate. To the extent there is a conflict between a plan's provisions and a policy's provisions, the plan's provisions will control.
If you purchase the policy other than as part of any arrangement described in the preceding paragraph, the policy is referred to as a nonqualified policy.
You will generally not be taxed on increases in the value of your policy, whether qualified or nonqualified, until a distribution occurs (e.g., as a surrender, withdrawal, or as annuity payments). However, you may be subject to current taxation if you assign or pledge or enter into an agreement to assign or pledge any portion of the policy. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. All amounts received from the policy that are includible in income are taxed at ordinary income rates; no amounts received from the policy are taxable at the lower rates applicable to capital gains.
The Internal Revenue Service (“IRS”) has not reviewed the policy for qualification as an IRA annuity, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.
The value of living and death benefit options and riders elected may need to be taken into account in calculating minimum required distributions from a qualified plan/or policy.
We may occasionally enter into settlements with owners and beneficiaries to resolve issues relating to the policy. Such settlements will be reported on the applicable tax form (e.g., Form 1099) provided to the taxpayer and the taxing authorities.
Taxation of Us
We are at present taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as a part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account. We may benefit from any dividends received or foreign tax credits attributable to taxes paid by certain underlying fund portfolios to foreign jurisdictions to the extent permitted under federal tax law.
Tax Status of a Nonqualified Policy
Diversification Requirements. In order for a nonqualified variable policy which is based on a segregated asset account to qualify as an annuity policy under Section 817(h) of the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations apply a diversification requirement to each of the subaccounts. Each separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations but we do not have control over the underlying fund portfolio companies. The owners bear the risk that the entire contract could be disqualified as an annuity policy under the Code due to the failure of a subaccount to be deemed to be “adequately diversified.”
Owner Control. In some circumstances, owners of variable policies who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. In Revenue Ruling 2003-91, the IRS stated that whether the owner of a variable policy is to be treated as the owner of the assets held by the insurance company under the policy will depend on all of the facts and circumstances.
Revenue Ruling 2003-91 also gave an example of circumstances under which the owner of a variable policy would not possess sufficient control over the assets underlying the policy to be treated as the owner of those assets for federal income tax purposes. To the extent the circumstances relating to the issuance and ownership of a policy vary from those described in Revenue Ruling 2003-91, owners bear the risk that they will be treated as the owner of Separate Account assets and taxed accordingly.
We believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets. Concerned owners should consult their own tax advisers regarding the tax matter discussed above.
Distribution Requirements . The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity starting date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the annuity starting date, the entire interest in the policy must generally be distributed (1) within 5 years after such owner's date of death or (2) be used to provide payments to a designated beneficiary for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. The designated beneficiary must be an individual and payments must begin within one year of such owner’s death. However, if upon such owner's death the owner's surviving spouse is the sole beneficiary of the policy, then the policy may be continued with the surviving spouse as the new owner. If any owner is a non-natural person (except in the case of certain grantor trusts), then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner.
In certain instances a designated beneficiary may be permitted to elect a “stretch” payment option as a means of disbursing death proceeds from a nonqualified annuity. The only method we use for making distribution payments from a nonqualified “stretch” payment option is the required minimum distribution method as set forth in Revenue Ruling 2002-62. The applicable payments are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1.
The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.
Taxation of a Nonqualified Policy
The following discussion assumes the policy qualifies as an annuity policy for federal income tax purposes.
In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value as collateral for a loan generally will be treated as a distribution of such portion. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. The taxable portion of a distribution is taxable as ordinary income.
Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these rules with a competent tax adviser. A policy owned by a trust using the grantor's social security number as its taxpayer identification number will be treated as owned by the grantor (natural person) for the purposes of our application of Section 72 of the Code. Consult a tax adviser for more information on how this may impact your policy.

Different Individual Owner and Annuitant
If the owner and annuitant on the policy are different individuals, there may be negative tax consequences to the owner and/or beneficiaries under the policy if the annuitant predeceases the owner including, but not limited, to the assessment of penalty tax and the loss of certain death benefit distribution options. You may wish to consult your legal counsel or tax adviser if you are considering designating a different individual as the annuitant on your policy to determine the potential tax ramifications of such a designation.
Annuity Starting Date
This section makes reference to the annuity starting date as defined in Section 72 of the Code and the applicable regulations. Generally, the definition of annuity starting date will correspond with the definition of annuity commencement date used in your policy and the dates will be the same. However, in certain circumstances, your annuity starting date and annuity commencement date will not be the same date. If there is a conflict between the definitions, we will interpret and apply the definitions in order to ensure your policy maintains its status as an annuity policy for federal income tax purposes. You may wish to consult a tax adviser for more information on when this issue may arise.
It is possible that at certain advanced ages a policy might no longer be treated as an annuity contract if the policy has not been annuitized before that age or have other tax consequences. You should consult with a tax adviser about the tax consequences in such circumstances.
Taxation of Annuity Payments
Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.
In general, the excludable portion of each annuity payment you receive will be determined as follows:
•	Fixed payments-by dividing the “investment in the policy” on the annuity starting date by the total expected return under the policy (determined under Treasury regulations) for the term of the payments. This is the percentage of each annuity payment that is excludable.
•	Variable payments-by dividing the “investment in the policy” on the annuity starting date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.
The remainder of each annuity payment is includable in gross income. Once the “investment in the policy” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income. The “investment in the policy” is generally equal to the premiums you pay for the policy, reduced by any amounts you have previously received from the policy that are excludible from gross income.
If you select more than one annuity payment option, special rules govern the allocation of the policy's entire “investment in the policy” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.
If, after the annuity starting date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the policy” as of the annuity starting date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction on your tax return.
Taxation of Surrenders and Partial Withdrawals - Nonqualified Policies
When you surrender your policy, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the policy”. The “investment in the policy” is generally equal to the premiums you pay for the policy, reduced by any amounts you have previously received from the policy that are excludible from gross income. Partial withdrawals are generally treated first as taxable income to the extent of the excess in the policy value over the “investment in the policy.” Distributions made under the systematic payout option are treated for tax purposes as partial withdrawals, not annuity payments. In general, loans, pledges, and collateral assignments as security for a loan are taxed in the same manner as partial withdrawals and surrenders. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. All taxable amounts received under a policy are subject to tax at ordinary rather than capital gain tax rates.

If your policy contains an excess interest adjustment feature (also known as a market value adjustment), then your policy value immediately before a policy withdrawal (or transaction taxed like a withdrawal) may have to be increased by any positive excess interest adjustments that result from the transaction. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax adviser.
The Code also provides that amounts received from the policy that are includible in gross income (including the taxable portion of some annuity payments) may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrender withdrawals and other amounts will be exempt from the penalty tax. Amounts received that are not subject to the penalty tax include, among others, any amounts: (1) paid on or after the taxpayer reaches age 59½; (2) paid after an owner (or where the owner is a non-natural person, an annuitant) dies; (3) paid if the taxpayer becomes disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) over the life of the taxpayer or the joint life of the taxpayer and the taxpayer's designated beneficiary; (5) paid under an immediate annuity; or (6) which come from premium payments made prior to August 14, 1982. Regarding the disability exception, because we cannot verify that the owner is disabled, we will report such withdrawals to the IRS as early withdrawals with no known exception from the penalty tax.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You may wish to consult a tax adviser for more information regarding the imposition of penalty tax.
Guaranteed Lifetime Withdrawal Benefits
For policies with a guaranteed lifetime withdrawal benefit or a guaranteed minimum accumulation benefit the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. It is possible that the withdrawal base (with respect to the guaranteed lifetime withdrawal benefits) and the guaranteed future value (with respect to the guaranteed minimum accumulation benefit) could be taken into account to determine the policy value that is used to calculate required distributions and the amount of the distribution that would be included in income. The proper treatment of the Income Enhancement Option under a guaranteed lifetime withdrawal benefit is unclear. It is possible that the IRS could determine that the benefit provides some form of long term care insurance. In that event, the Internal Revenue Service may determine the Income Enhancement Option is an incidental benefit with adverse consequences for qualification as an Individual Retirement Annuity, you could be treated as in receipt of some amount of income attributable to the value of the benefit even though you have not received a payment from your policy, and the amount of income attributable to guaranteed lifetime withdrawal payments could be affected. In addition, if the Income Enhancement Benefit causes an increase in payments calculated to meet the Required Minimum Distribution requirements it may violate the rules governing such distributions with adverse tax consequences. In view of this uncertainty, you should consult a tax adviser with any questions.
Aggregation
All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner (policyholder) during the same calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distribution (other than annuity payments) occurs. If you are considering purchasing multiple policies from us (or our affiliates) during the same calendar year, you may wish to consult with your tax adviser regarding how aggregation will apply to your policies.
Tax-Free Exchanges of Nonqualified Policies
We may issue the nonqualified policy in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the policy immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional premium payment made as part of the exchange. Your policy value immediately after the exchange may exceed your investment in the policy. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the policy (e.g., as a partial withdrawal, surrender, annuity income payment or death benefit).
If you exchange part of an existing contract for the policy, and within 180 days of the exchange you received a payment other than certain annuity payments (e.g., you make a partial withdrawal) from either contract, the exchange may not be treated as a tax free exchange. Rather, some or all of the amount exchanged into the policy could be includible in your income and subject to a 10% penalty tax.
You should consult your tax adviser in connection with an exchange of all or part of an annuity contract for the policy, especially if you may make a withdrawal from either contract within 180 days after the exchange.

Medicare Tax
Distributions from nonqualified annuity policies are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts. We are required to report distributions made from nonqualified annuity policies as being potentially subject to this tax. While distributions from qualified policies are not subject to the tax, such distributions may be includable in income for purposes of determining whether certain Medicare Tax thresholds have been met. As such, distributions from your qualified policy could cause your other investment income to be subject to the tax. Please consult a tax adviser for more information.
Same Sex Relationships
Same sex couples have the right to marry in all states. The parties to each marriage that is valid under the law of any state will each be treated as a spouse as defined in this policy. Individuals in other arrangements, such as civil unions, registered domestic partnerships, or other similar arrangements, that are treated as spouses under the applicable state law, will each be treated as a spouse as defined in this policy for state law purposes. However, individuals in other arrangements, such as civil unions, registered domestic partnerships, or other similar arrangements, that are not recognized as marriage under the relevant state law, will not be treated as married or as spouses as defined in this policy for federal tax purposes. Therefore, exercise of the spousal continuation provisions of this policy or any riders by individuals who do not meet the definition of “spouse” may have adverse tax consequences and/or may not be permissible. Please consult a tax adviser for more information on this subject.
Taxation of Death Benefit Proceeds
Amounts may be distributed from the policy because of your death or the death of the annuitant. Generally, such amounts should be includable in the income of the recipient: (1) if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; (2) if distributed via partial withdrawals, these amounts are taxed in the same manner as partial surrenders; or (3) if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.
Transfers, Assignments or Exchanges of Policies
A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the exchange of a policy and certain other transactions, or a change of annuitant other than the owner, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transaction or designation should contact a competent tax adviser with respect to the potential tax effects.
Charges
It is possible that the IRS may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the IRS may treat fees associated with certain optional benefits as a taxable partial withdrawal, which might also be subject to a tax penalty if the partial withdrawal occurs prior to age 59½. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable partial withdrawals, the tax rules associated with these benefits are unclear, and we advise that you consult your tax adviser prior to selecting any optional benefit under the policy.
Federal Estate, Gift and Generation-Skipping Transfer Taxes
The estate and gift tax unified credit basic exclusion amount is $10,000,000, subject to inflation adjustments (using the C-CPI-U), for taxable years beginning after December 31, 2017, and before January 1, 2026. The maximum rate is 40%.
The uncertainty as to how the current law might be modified in the future underscores the importance of seeking guidance from a competent adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.
Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the policy in detail, a purchaser should keep in mind that the value of an annuity policy owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity policy, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.
Qualified Policies
The qualified policy is designed for use with several types of tax-qualified retirement plans which are briefly described below. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59½ (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. The distribution rules under Section 72(s) of the Code do not apply to annuities provided under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code, but other similar rules may. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, employers, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.
Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code for the year, except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders according to the requirements in the IRS regulations (minimum required distributions) must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70½; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the individual retirement annuity (other than nondeductible contributions) generally are taxed only when distributed from the annuity. Distributions prior to age 59½ (unless certain exceptions apply) are subject to a 10% penalty tax.
SIMPLE and SEP IRAs are types of IRAs that allow employers to contribute to IRAs on behalf of their employees. SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions. Subject to certain exceptions, distributions prior to age 59½ are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee's participation in the plan. SEP IRAs permit employers to make contributions to IRAs on behalf of their employees, up to a specified dollar amount for the year and subject to certain eligibility requirements as provided by Section 408(k) of the Code. Distributions from SEP IRAs are subject to the same rules that apply to IRA distributions and are taxed as ordinary income.
The IRS has not reviewed this policy for qualification as a traditional IRA, SIMPLE IRA or SEP IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.
Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA, a traditional IRA or other allowed qualified plan. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. The ability to make cash contributions to Roth IRAs is available to individuals with earned income and whose modified adjusted gross income is under a specified dollar amount for the year. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is an amount specified in the Code for the year. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after one of the following: attaining age 59½, to pay for qualified first time home buyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Please note that specific tax ordering rules apply to Roth IRA distributions. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, minimum required distributions at death are generally the same as for traditional IRAs.

The IRS has not reviewed this policy for qualification as a ROTH IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.
Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are generally excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to Federal Insurance Contributions Act (FICA or Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989, unless certain events have occurred. Specifically distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59½, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed lifetime withdrawal benefit prior to age 59½. For policies issued after 2008, amounts attributable to non-elective contributions may be subject to distribution restrictions specified in the employer's section 403(b) plan. Employers using the policy in connection with Section 403(b) plans may wish to consult with their tax adviser.
Pursuant to tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request from a 403(b) policy comply with applicable tax requirements before we process your request. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) policies or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.
Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties.
Deferred Compensation Plans. Section 457(b) of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans established and maintained by state and local governments (and their agencies and instrumentalities) and tax exempt organizations. Under such plans a participant may be able to specify the form of investment in which his or her participation will be made. For non-governmental Section 457(b) plans, all such investments, however, are typically owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457(b) plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable in the year paid (or in the year paid or made available in the case of a non-governmental 457(b) plan). Distributions from non-governmental 457(b) plans are subject to federal income tax withholding as wages, distributions from governmental 457(b) plans are subject to withholding as “eligible rollover distributions” as described in the section entitled “Withholding.” below. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties. Deferred compensation plans of governments and tax-exempt entities that do not meet the requirements of Section 457(b) are taxed under Section 457(f), which means compensation deferred under the plan is included in gross income in the first year in which the compensation is not subject to substantial risk of forfeiture.
Ineligible Owners-Qualified
We currently will not issue new policies to/or for the following plans: 403(a), 403(b), 412(i)/412(e)(3), 419, 457 (we will in certain limited circumstances accept 457(f) plans), employee stock ownership plans, Keogh/H.R.-10 plans and any other types of plans at our sole discretion.
Taxation of Surrenders and Partial Withdrawals - Qualified Policies
In the case of a withdrawal under a qualified policy (other than from a deferred compensation plan under Section 457 of the Code), a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the policy” to your total account balance or accrued benefit under the retirement plan. Your “investment in the policy” generally equals the amount of any non-deductible premium payments made by you or on your behalf. If you do not have any non-deductible premium payments, your investment in the contract will be treated as zero.

In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59½, unless you meet one of the exceptions to this rule which are similar to the penalty exceptions for distributions from nonqualified policies discussed above. However, the exceptions applicable for qualified policies differ from those provided to nonqualified policies. You may wish to consult a tax adviser for more information regarding the application of these exceptions to your circumstances. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy.
Qualified Plan Required Distributions
For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70½ or (ii) retires, and must be made in a specified form or manner. If a participant is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA which is not subject to the lifetime required minimum distribution rules), distributions generally must begin no later than April 1 of the year following the calendar year in which the owner (or plan participant) reaches age 70½. The actuarial present value of death and/or living benefit options and riders elected may need to be taken into account in calculating minimum required distributions. Consult a competent tax adviser before purchasing an optional living or death benefit.
Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules. We do not attempt to provide more than general information about the use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.
The Code generally requires that interest in a qualified policy be non-forfeitable.
You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.
Optional Living Benefits
For policies with a guaranteed lifetime withdrawal benefit or a guaranteed maximum accumulation benefit the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may impact the value of these optional benefits. Additionally, the actions of the qualified plan as contract holder may cause the qualified plan participant to lose the benefit of the guaranteed lifetime withdrawal benefit. In view of this uncertainty, you should consult a tax adviser before purchasing this policy as a qualified policy.
Withholding
The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The amount of withholding varies according to the type of distribution. The withholding rates applicable to the taxable portion of periodic payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. A 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee's spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or 403(b) tax-sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.
Annuity Purchases by Residents of Puerto Rico
The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity policies issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Annuity Policies Purchased by Non-resident Aliens and Foreign Corporations
The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.
Foreign Account Tax Compliance Act (“FATCA”)
If the payee of a distribution from the policy is a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Code as amended by the Foreign Account tax Compliance Act (“FATCA”), the distribution could be subject to U.S. federal withholding tax on the taxable amount of the distribution at a 30% rate irrespective of the status of any beneficial owner of the policy or the distribution. The rules relating to FATCA are complex, and a tax adviser should be consulted if an FFI or NFFE is or may be designated as a payee with respect to the policy.
Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.
We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive.
ADDITIONAL FEATURES
Systematic Payout Option
You can select at any time (during the accumulation phase) to receive regular surrenders (i.e., partial surrenders) from your policy by using the systematic payout option. Under this option, you can receive the greater of (1) or (2), divided by the number of surrenders made per year, where: (1) up to 10% of your premium payments (reduced by prior surrenders in that policy year); and (2) is any gains in the policy. For amounts greater than 10% of your premium payments, you must receive prior Company approval. The amount of your payment is established when you select the option. The amount available is recalculated on each policy anniversary thereafter while the Systematic Payout Option is in effect.
This amount may be taken free of surrender charges.
Any systematic withdrawal in excess of the remaining rider withdrawal amount could affect your rider values (if elected). Systematic surrenders can be made monthly, quarterly, semi-annually, or annually. Each surrender must be at least $40. Monthly and quarterly surrenders must generally be made by electronic funds transfer directly to your checking or savings account.
Any systematic withdrawal in excess of your remaining surrender charge free amount may be subject to a surrender charge. If the request does not exceed the surrender charge free amount, future systematic payments will be recalculated based on the remaining free amounts.
Keep in mind that surrenders under the systematic payout option may be taxable, and if made before age 59½, may be subject to a 10% federal penalty tax. There is no charge for this benefit.
Liquidity Rider
The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.
The Liquidity Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Rider Fee. A rider fee equal to an effective annual rate of 0.50% of the daily net asset value in the separate account is deducted in calculating the accumulation unit values. The rider fee is only charged for the first four policy years.

Accumulation Unit Values. We intend to administer the removal of the Liquidity Rider fee by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested once the Liquidity Rider fee is no longer charged. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.
Termination. The rider is irrevocable.
Please note:
•	This feature terminates upon annuitization and there is a mandatory annuity commencement date.
•	We may credit interest in the fixed account at a lower rate if you select this rider.
•	The Liquidity Rider is not suitable for an investor purchasing the policy for a long term investment.
Premium EnhancementSM Rider
An optional Premium EnhancementSM Rider is available at the time you buy your policy. If you elect this rider, each premium payment will receive a premium enhancement that the Company adds to your policy value. We may change the enhancement rate at any time.
Generally, an annuity with a premium enhancement may have higher expenses than a similar annuity without a premium enhancement. Accordingly, you should always consider the expenses along with the features and enhancements to be sure any annuity meets your financial needs and goals. Because the surrender charge under the policy is higher and lasts longer if you elect this rider, electing this rider may be beneficial to you only if you own the policy a sufficient length of time.
You may only elect the Premium EnhancementSM Rider at the time you buy your policy. If you elect the premium enhancement rider, the initial premium payment and each subsequent premium payment for the first nine policy years will receive a premium enhancement which is added to the policy value. The premium enhancement is currently 4% of the amount of the premium payment; however, we may change the enhancement rate at any time. The amount of the premium enhancement is not considered a premium payment and therefore may not be included in the calculation of certain policy features. No premium enhancement will apply if the policy is canceled pursuant to the right to cancel provision.
Rider Fee. There is a daily charge for the Premium EnhancementSM Rider at an annual rate of 0.45% of the assets in each subaccountfor the first nine policy years. In addition to the rider fee, the Company expects to use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the premium enhancement.
Other Terms and Conditions: If you elect this rider, you may not be able to elect other optional benefits or features. Please consult your registered representative for information concerning any such limitations.
Termination. The rider is irrevocable.
The Internal Revenue Code generally requires that interests in a qualified policy be nonforfeitable, and it is unclear whether the premium enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this policy as a qualified policy.
The Premium EnhancementSM Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Nursing Care and Terminal Condition Withdrawal Option
No surrender charges will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:
•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or
•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).
You may exercise this benefit at any time during the accumulation phase. This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. There is no restriction on the maximum amount you may surrender under this benefit. There is no charge for this benefit.
The Nursing Care and Terminal Condition Withdrawal Option may vary for certain policies and may not be available for all policies, in all states or at all times.

Electronic Transactions
Currently, certain transactions may be made using electronic means acceptable to us upon our receipt of the appropriate authorization. We may discontinue this option at any time. To access information and perform transactions electronically, we require you to create an account with a username and password, and to maintain a valid e-mail address.
We will not be liable for following instructions communicated electronically we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. We may also require written confirmation of the request. When someone contacts our Administrative Office and follows our procedures, we will assume you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of any loss, theft or unauthorized use of your password.
Electronic transactions must be received while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Please note that the electronic devices may not always be available. Any electronic device, whether it is yours, your service provider's, or your financial representative's can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request if the volume of transactions is unusually high, we might not have anyone available, to take your transaction. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Administrative Office.
We reserve the right to revoke your electronic transaction privileges at any time without revoking all owners' privileges. We may deny electronic transaction privileges to market timers or disruptive traders.
Dollar Cost Averaging Program
During the accumulation phase, you may instruct us to automatically make transfers into one or more subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.
Dollar Cost Averaging programs that may be available under your policy:
•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started. A minimum of $500 per transfer is required. The minimum number of transfers is 6 monthly or 4 quarterly, and the maximum is 24 monthly or 8 quarterly. You can elect to transfer from the fixed account, money market or other specified subaccount.
•	Special —You may only elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment option into a Special Dollar Cost Averaging program. This program is only available for new premium payments, requires transfers from a fixed source, and may credit a higher or lower interest rate than a traditional program. A minimum of $500 per transfer is required ($3,000 or $6,000 to start a 6-month or 12-month program, respectively).
A Dollar Cost Averaging program will begin the next business day after we have received in good order all necessary information and the minimum required amount. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order. Please note: Dollar Cost Averaging programs will not begin on the 29th, 30th, or 31st. If a program would have started on one of those dates, it will start on the 1st business day of the following month. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.
NOTE CAREFULLY:
New Dollar Cost Averaging instructions are required to start a new Dollar Cost Averaging program once the previous Dollar Cost Averaging program has completed. Additional premium payments, absent new allocation instructions, received after a Dollar Cost Averaging program has completed, will be allocated according to the current premium payment allocations at that time but will not reactivate a completed Dollar Cost Averaging program.

IF:
•	we do not receive all necessary information to begin or restart a Dollar Cost Averaging program;
THEN:
•	any amount allocated to a fixed source will be invested in that fixed source but will be transferred to the money market investment option within 30 days of allocation to fixed source if new Dollar Cost Averaging instructions are not received;
•	any amount in a variable source will be invested in that variable source and will remain in that variable investment option; and
•	new Dollar Cost Averaging instructions will be required to begin a Dollar Cost Averaging program.
You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions. A Dollar Cost Averaging program can be used in conjunction with Asset Rebalancing and a guaranteed lifetime withdrawal benefit (subject to any investment restrictions involving the source). There is no charge for this benefit.
The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies, in all states or at all times. See your policy for availability of the fixed account options. We reserve the right to terminate the availability of any Dollar Cost Averaging program at any time.
Asset Rebalancing
During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue asset rebalancing. New instructions are required to start asset rebalancing. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually. Asset rebalancing can be used in conjunction with a guaranteed lifetime withdrawal benefit. Please note, any amounts rebalanced may be immediately transferred to the Portfolio Allocation Method (PAM) investment options or Open Allocation subaccounts as applicable under the Portfolio Allocation Method or Open Allocation Method (OAM). There is no charge for this benefit. We reserve the right to terminate the availability of any asset rebalancing program at any time.
Guaranteed Lifetime Withdrawal Benefits
You may elect one of the following optional riders under the policy that offers guaranteed lifetime withdrawal benefits - the Living Benefits Rider, the Retirement Income Max® rider and the Retirement Income Choice® 1.6 rider. Important aspects of each of these riders are summarized in the Guaranteed Lifetime Withdrawal Benefit Comparison Table below and are described in more detail. You should consult with tax and financial professionals to determine which of these riders, if any, is appropriate for you.
The following benefits are no longer available, but if you have previously elected one of these riders you can still upgrade:
•	5 for LifeSM rider
•	5 for LifeSM with Growth rider
•	Income SelectSM for Life rider
•	Retirement Income Choice® rider
•	Retirement Income Choice® with Double Withdrawal Base Benefit rider
•	Retirement Income Choice® 1.4 rider
•	Retirement Income Choice® 1.2 rider
See “Appendix - Rider Grid Variations” for additional information on each of the riders above.
Guaranteed Lifetime Withdrawal Benefit Comparison Table
Living Benefits Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider
Election: At Issue Post Issue	Election: At Issue Post Issue	Election: At Issue Post Issue
Cannot be elected if you have Retirement Income Max® or Retirement Income Choice® 1.6 riders.	Cannot be elected if you have Living Benefits or Retirement Income Choice® 1.6 riders.	Cannot be elected if you have Retirement Income Max® or Living Benefits riders.

Living Benefits Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider
Benefit:
Provides:
(1) Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value (calculated as described below). After that date, the guaranteed future value equals zero.
(2) Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount (calculated as described below) regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.	Benefit:
Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of level cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment choices that you select.
(2) Growth—On each of the first 10 rider anniversaries, we add an annual growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
The Growth Percentage is disclosed in the Rate Sheet Prospectus Supplement.
(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.	Benefit:
Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of level cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment choices that you select.
(2) Growth—On each of the first 10 rider anniversaries, we add an annual growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
The Growth Percentage is disclosed in the Rate Sheet Prospectus Supplement.
(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.
Investor Need Rider Addresses: • Market Participation • Protection of Assets • Retirement income for life	Investor Need Rider Addresses: • Retirement income for life • Conservative range of investment choices	Investor Need Rider Addresses: • Retirement income for life • Moderate range of investment options • Income for long term care
Upgrades:
(1) Before the annuitant's 86th birthday, you can upgrade the total withdrawal base (for GMWB) and the guaranteed future value (for GMAB) by sending us written notice.
(2) If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee).	Upgrades:
You may request by sending us written notice. If you elect to manually reset, the current rider terminates and a new rider is issued (which may have a higher rider fee percentage and lower growth rate percentage.) If you have elected the joint life option under the rider, you cannot elect a manual reset if the annuitant or the annuitant's spouse is 86 or older (unless state law requires a lower maximum age).
Additional Options:
Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).	Additional Options:
(1) Death Benefit Option—You may add an amount to the death benefit payable under the base policy.
(2) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).
Availability: 0 - 80 (unless state law requires a lower maximum issue age	Availability: At least 55 years old and not yet age 81 (unless state law requires a lower maximum issue age)	Availability: Younger than age 86 (unless state law requires a lower maximum issue age)
Current Charge: 1.25% of total withdrawal base on each rider anniversary under the “principal back” withdrawal guarantee under the rider.	Current Charge: You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.	Current Charge: You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.
Investment Restrictions:
Portfolio Allocation Method (“PAM”)—We monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts between investment options that we designate and the variable investment choices that you select.	Investment Restrictions: Designated Investment option—You must allocate 100% of your policy value to one or more investment options that we designate.	Investment Restrictions: You must allocate 100% of your policy value to one or more investment options that we designate.

Living Benefits Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider
Withdrawal Option:
5% For Life - Policyholder can withdraw up to 5% of the 5% For Life total withdrawal base each year starting with the rider anniversary following the annuitant's 59th birthday until at least the later of the death of the annuitant or the time when the 5% For Life Minimum Remaining Withdrawal Amount has reached zero.	Withdrawal Percentages (Single Life):
The Withdrawal Percentage is disclosed in the Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.	Withdrawal Percentages (Single Life):
The Withdrawal Percentage is disclosed in the Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.
Withdrawal Option:
7% Principal Back - Policyholder can withdraw up to 7% of the 7% Principal Back total withdrawal base per year until at least the time at which the 7% Principal Back minimum remaining withdrawal amount has reached zero.	Withdrawal Percentages (Joint Life):
The Withdrawal Percentage is disclosed in the Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.	Withdrawal Percentages (Joint Life):
The Withdrawal Percentage is disclosed in the Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.
Living Benefits Rider
You may elect to purchase the optional Living Benefits Rider (also known as Guaranteed Principal SolutionSM rider) which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The Living Benefits Rider is only available during the accumulation phase. The Living Benefits Rider is only available for annuitant issue ages through age 0-80. The maximum issue age may be lower if required by state law. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. If you elect the Living Benefits Rider you cannot elect the Retirement Income Max® or the Retirement Income Choice® 1.6 riders. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
The Living Benefits Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
You should view the Living Benefits Rider as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by the Living Benefits Rider.
Please note:
•	Certain protections under the rider are available only if you hold the rider for ten years.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantees due to the decreasing life expectancy as you age. This risk may be heightened if amounts are transferred based on the Portfolio Allocation Method. See Portfolio Allocation Method below.
•	If you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment options under the policy (including guaranteed period options in the fixed account) and the variable investment options you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider. See Portfolio Allocation Method below.
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•	The maximum annual withdrawal amount is either “principal back, which is defined as up to 7% of your total withdrawal base each rider year until your minimum remaining withdrawal amount reaches zero, or “for life”, which is defined as up to 5% of your total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday until the annuitant’s death, unless your “for life” minimum remaining withdrawal amount reaches zero due to excess withdrawals.
•	Because the guaranteed minimum withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take the maximum advantage of the tax deferral aspect of the policy.
•	The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Living Benefits Rider for a qualified policy.
Guaranteed Minimum Accumulation Benefit of Living Benefit Rider
If you elect the Living Benefits Rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment options you select. The level of protection under the Guaranteed Minimum Accumulation Benefit is not 100% of your premium payments and is only in effect for the first ten rider years.
Guaranteed Future Value. We guarantee that, on the guaranteed future value date (ten years after you elect the rider), your policy value will at least equal your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date and before the guaranteed future value date, the guaranteed future value is equal to:
•	the guaranteed future value on the rider date; plus
•	a percentage of subsequent premium payments (as described below); less
•	subsequent adjusted partial withdrawals (as described below).
After the guaranteed future value date, the guaranteed future value equals zero.
Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:
Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%
Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, even withdrawals under the guaranteed minimum withdrawal benefits, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:
•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or
•	the gross partial withdrawal amount.
(The gross partial withdrawal amount is the amount you request, plus any surrender charge adjustment that may be applicable.)

In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount by which we reduce your policy value.
See the “Appendix - Living Benefits Rider Adjusted Partial Withdrawals” to this prospectus for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross partial withdrawal.
Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will calculate an amount equal to the difference between your policy value (the policy value will then be subject to investment risk) and the guaranteed future value, and this amount will be added on the next valuation date following the guaranteed future value date. This addition will not increase your “principal back” or “for life” total withdrawal bases. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.
Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. If, on the guaranteed future value date, your policy value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000–$90,000) to your policy value.
Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments (or if you must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in your best interests.
Guaranteed Minimum Withdrawal Benefit of Living Benefit Rider
If you elect the Living Benefits Rider, we will provide a maximum annual withdrawal amount (first as withdrawals from your policy value or, if necessary, as payments from us) regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment options you select.
Withdrawal Guarantees. We account for the withdrawals you take under the rider by applying two different withdrawal guarantees:
•	“principal back,” for withdrawals of up to 7% of your total withdrawal base.
•	“for life,” for withdrawals of up to 5% of your total withdrawal base.
You may elect to make a withdrawal under either “principal Back” or “for life”. However, it is not a requirement that you specify a withdrawal as being under either withdrawal guarantee. Any withdrawals that you take while the rider is in effect could have different impacts under each of the withdrawal guarantees - on your maximum annual withdrawal amount, on your total withdrawal base, and on your minimum remaining withdrawal amount. For example, withdrawals that are compliant with the “principal back” maximum withdrawal amount could result in excess withdrawals under the “for life” withdrawal guarantee and, consequently, would reduce the maximum annual withdrawal amount, the total withdrawal base, and the minimum remaining withdrawal amount under the “for life” withdrawal guarantee. (See Adjusted Partial Withdrawals below.)
Example: Assume you make a single premium payment of $100,000 and you have not made any withdrawals or additional premium payments. If you withdraw $6,000, that would be an excess withdrawal of $1,000 ($6,000 - $5,000) under the for life guarantee but not under the principal back guarantee.
Your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix - Living Benefits Rider Adjusted Partial Withdrawals,” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.
Please note:
•	Any amount withdrawn in a rider year (including any surrender charge) in excess of the maximum withdrawal amount is an excess withdrawal.
•	The amount of your excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee on a greater than dollar-for-dollar basis. (See Maximum Annual Withdrawal Benefit, Total Withdrawal Base, and Minimum Remaining Withdrawal Amount, below.)
•	We will not refund rider charges that have been paid up to the point of terminating the policy or receiving annuity payments.
Withdrawals under the guaranteed minimum withdrawal benefit also:
•	reduce your policy value;

•	reduce the guaranteed future value;
•	reduce your death benefit and other benefits;
•	may be subject to surrender charges if the withdrawal is greater than the surrender charge free amount;
•	may be subject to income taxes and federal tax penalties (See TAX INFORMATION).
Maximum Annual Withdrawal Amount. Under this benefit:
•	Principal Back: You can withdraw up to 7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero.
Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $7,000 (7% of $100,000) each rider year for the next fourteen years and $2,000 in the year immediately thereafter so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).
OR
•	For Life: You can withdraw up to 5% of what we call your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant's 59th birthday and lasting until the annuitant's death, unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see Adjusted Partial Withdrawals, below). A penalty tax may be assessed on amounts surrendered from the policy before the taxpayer reaches age 59½.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $5,000 (5% of $100,000) each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).
You can receive up to the maximum annual withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us) under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments, and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount (which cannot exceed the maximum annual withdrawal amount at that time) and frequency (annually, semi-annually, quarterly or monthly) of future withdrawals. Once selected, the amount and frequency of future withdrawals cannot be changed.
Please note:
•	Withdrawals under the 5% “for life” guarantee cannot begin until after the rider anniversary following the annuitant's 59th birthday.
•	Any withdrawal before the rider anniversary following the annuitant's 59th birthday will reduce the benefits under the 5% “for life” guarantee.
•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).
•	You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the maximum annual withdrawal amount during a rider year, you cannot take more than the maximum annual withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	If you have a qualified policy, minimum required distribution rules may force you to take excess withdrawals to avoid the imposition of a 50% penalty. Further, some qualified policies have withdrawal restrictions that may (with limited exceptions) prevent you from taking withdrawals before age 59½. You should consult a tax advisor before purchasing this rider with a qualified policy.
Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to:
•	the total withdrawal base on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.

Please note: We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your total withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:
•	the minimum remaining withdrawal amount on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees. It is important to calculate separate minimum remaining withdrawal amounts because they can provide different payment amounts not only upon reaching exhaustion but also in certain situations involving continuation after the annuitant's death.
Adjusted Partial Withdrawals. Each rider year, for each withdrawal guarantee (i.e., “principal back” and “for life”), gross partial withdrawals (the amount that you request be withdrawn, plus any surrender charge that may be applicable) up to the maximum annual withdrawal amount for that withdrawal guarantee, will reduce the minimum remaining withdrawal amount for that withdrawal guarantee on a dollar-for-dollar basis, but will not reduce the total withdrawal base for that withdrawal guarantee. For each withdrawal guarantee, gross partial withdrawals in excess of the maximum annual withdrawal amount for that withdrawal guarantee will reduce the total withdrawal base and minimum remaining withdrawal amount for that withdrawal guarantee by the greater of the dollar amount of the excess withdrawal or a pro rata amount (possibly to zero). See “Appendix - Living Benefits Rider Adjusted Partial Withdrawals,” which provides examples showing the effect of a withdrawal. Excess withdrawals may cause you to lose the withdrawal guarantees under this rider.
Please note: Gross partial withdrawals that are compliant with the “principal back” withdrawal guarantee (i.e., withdrawals of the “principal back” maximum annual withdrawal amount) and any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, will result in an excess partial withdrawal under the “for life” guarantee, and will reduce the “for life” maximum annual withdrawal amount, the “for life” total withdrawal base, and the “for life” minimum remaining withdrawal amount. Such reduction may be on a greater than dollar-for-dollar basis if the policy value is less than the applicable base.
Rider Fee. A rider fee, 1.25% of the “principal back” total withdrawal base on each rider anniversary, is charged annually before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment option in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).
We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.
Please note: Because the rider fee is a percentage of your “principal back” total withdrawal base on each rider anniversary, the fee can be substantially more than 1.25% of your policy value if that total withdrawal base is higher than your policy value.
Portfolio Allocation Method
If you elect the Living Benefits Rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the Living Benefits Rider. Using PAM, we will monitor your policy value and amounts will be transferred back and forth between the PAM TA Aegon U.S. Government Securities - Service Class subaccount (which invests in the Transamerica Aegon U.S. Government Securities VP - Service Class portfolio of the Transamerica Series Trust) or certain guaranteed period options of the fixed account (each a “PAM investment option” and collectively, the “PAM investment options”) and the variable investment options you choose to the extent the disclosed formula mandates. You should read the underlying fund prospectus for the variable PAM investment option(s) carefully before you elect the Living Benefits Rider. We will transfer amounts from your variable investment options to the PAM investment options to the extent the disclosed formula mandates to support the guarantees under the rider. We will transfer amounts to the PAM investment options proportionally from all your variable investment options. Currently, PAM transfers are being made to the PAM TA Aegon U.S. Government Securities - Service Class subaccount. We will not transfer amounts to the PAM investment options if your policy value is greater than guarantees under the rider.

PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment options to the PAM investment options to the extent the disclosed formula mandates to help manage portfolio risk and support the guarantees under the Living Benefits Rider. You should not view the Living Benefits Rider nor PAM as a “market timing” or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment options to the PAM investment options, less of your policy value may be available to participate in any future positive investment performance of your variable investment options. This may potentially provide a lower policy value than if you did not select the Living Benefits Rider.
Under PAM, the mathematical model compares a number of interrelated factors including your policy value and the guarantees under the rider to be provided in the future. The mathematical model also uses assumptions for interest rates, the duration of the policy and stock market volatility. The following table sets forth the most influential of these factors and indicates how each one (assuming all other factors remain constant) could trigger a transfer into or out of the PAM subaccounts.
Factor	Direction of Transfer
Policy Value Increases	Transfer to the investment options
Policy Value Decreases	Transfer to the PAM subaccounts
Interest Rates Increase	Transfer to the investment options
Volatility Increases	Transfer to the PAM subaccounts
The amount of the transfer will vary depending on the magnitude and direction of the change in these factors. We may transfer some or all of your policy value to or from the PAM investment options.
Transactions you make also affect the number of PAM transfers including:
•	additional premium payments; and
•	excess withdrawals.
These transactions will change the policy value relative to the guarantees under the rider and may result in additional PAM transfers.
You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment option is at our discretion . Any transfer we make out of PAM investment options to your variable investment options will be allocated into your variable investment options in proportion to the amount of policy value in each variable investment option. Please note that if your policy value is 100% allocated to the fixed account, we will be unable to transfer any of your policy value out of PAM investment options. If a merger of an underlying investment option occurs, the policy value allocated to the existing subaccount will be merged into the surviving underlying investment option.
Generally, transfers to the PAM investment options first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment options when the policy value drops by a cumulative amount of less than 3% in relation to the guarantees. If the policy value continues to fall, more transfers to the PAM investment options will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment option(s) we deem appropriate. The policy value allocated to the PAM investment options will remain there unless the performance of your chosen investment options recovers sufficiently to enable us to transfer amounts back to your investment options while maintaining the guarantees under the Living Benefits Rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.
We reserve the right to change investment choices in the future for new purchasers of the Living Benefits Rider, including changing the PAM investment option, as we deem necessary to support the guarantees thereunder. We will not change the PAM investment option for any existing policyholders of a Living Benefits Rider.
The Daily Rebalancing Formula Under the Mathematical Model: As noted above, to limit our exposure under the rider, we transfer policy value from your investment options to the PAM subaccounts, to the extent called for by a mathematical model that will not change once you purchase the policy. We do this in order to minimize the need to provide payments (for example, when your policy value goes to zero by other than an excess withdrawal), or to extend the time before any payment is required. When payments become more likely (because your policy value is approaching zero), the mathematical model will tend to allocate more policy value to the PAM subaccounts. If, on the other hand, the policy value is much higher than the guarantees under the rider, then payments may not be necessary, and therefore, the mathematical model will tend to allocate more policy value to the investment options.
Each business day the mathematical model computes a “target allocation,” which is the portion of the policy value that is to be allocated to the investment options.

The target allocation depends on several factors, including the policy value as compared to the guarantees under the rider, the time until payments are likely required, and interest rates. However, as time passes, these factors change. Therefore, the target allocation changes from one business day to the next.
See “Appendix - PAM Method Transfers” for more detail regarding the workings of the mathematical model.
Upgrades
Prior to the annuitant's 86th birthday and after the third rider anniversary, you can upgrade the rider by providing us the required notice. If you upgrade your rider, the current rider will terminate and a new rider will be issued. The new rider’s total withdrawal base, guaranteed future value and minimum remaining withdrawal amount will equal the policy value on the date of the upgrade. At that time, the maximum annual withdrawal amount will be recalculated using the new total withdrawal base.
If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date the Company receives all necessary information.
Annuitization
If you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your 5% “for life” maximum annual withdrawal amount.
Termination
The Living Benefits Rider will terminate upon the earliest of the following:
•	the date we receive written notice from you in good order requesting termination of the Living Benefits Rider (you may not terminate the rider before the third rider anniversary);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your 5% “for life” maximum annual withdrawal amount);
•	the date the policy to which this rider is attached is assigned or the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
Retirement Income Max® Rider
If you elect the Retirement Income Max® rider identified below, which provides certain guaranteed benefits, the Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefit. The Company's requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Max® rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the Retirement Income Max® rider that do not invest in funds that utilize volatility control strategies.

You may elect to purchase the optional Retirement Income Max® rider, which provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options which are designed to help manage our risk and support the guarantees under the rider. If you elect the Retirement Income Max® rider you cannot elect the Living Benefits Rider or Retirement Income Choice® 1.6 riders. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement Income Max® rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
The Retirement Income Max® rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options for electing a benefit, please contact your financial intermediary or our Administrative Office.
Retirement Income Max® – Base Benefit
Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us for life), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or surviving spouse's if the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage and growth percentage that are used to determine your rider withdrawal amount will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion.
See the “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Please note:
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantee provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to a limited number of specified investment options. You should consult with your registered representative to assist you in determining whether these certain investment options are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base on a greater than dollar-for-dollar basis and may cause you to lose the benefit of this rider.
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Max® rider terminates and all benefits thereunder cease.
Like all withdrawals, withdrawals while this rider is in effect also:
•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;
•	may be subject to surrender charges if the withdrawal is greater than the surrender charge free amount;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments below.
The rider withdrawal amount is zero if the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see applicable Rate Sheet Prospectus Supplement or the Appendix in the Statement of Additional Information, depending on when you purchased your rider).
For qualified policies: If the plan participant (generally the annuitant) is at least 70½ years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).
Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.
If your policy value reaches zero:
•	by means other than an excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees.
•	due to an excess withdrawal, then this rider terminates (as does the policy).
Please note:
•	If the rider is added prior to the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, however, you will still be charged a rider fee prior to this time.
•	The rider year begins on the rider date and thereafter on each rider anniversary. Withdrawals requested for the upcoming rider year must be taken the day after each rider anniversary or later within the rider year. Any withdrawal taken on the rider anniversary date will count towards the previous rider year withdrawals.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified investment options. (See - Designated Investment Options below.)
Rate Sheet Prospectus Supplement
The withdrawal, growth and fee percentages are disclosed in Rate Sheet Prospectus Supplements. We periodically issue new Rate Sheet Prospectus Supplements that may reflect different withdrawal, growth and fee percentages than the previous Rate Sheet Prospectus Supplements. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Number 33-83560). In order to receive the applicable withdrawal, growth and fee percentages: (1) your application must be signed and received within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Withdrawal percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you.
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday.
Please note, once established, the withdrawal percentage will not change except in certain instances involving automatic step-ups. Withdrawal percentages will change when an automatic step-up occurs and you had crossed into another age band prior to the automatic step-up, see Automatic Step-Up section in the prospectus.
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value  (less any premium enhancements if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	the current withdrawal base;
•	the withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
•	the policy value on any monthiversarySM (the same day of the month as the rider date, or the next business day if our Administrative Office or the New York Stock Exchange are closed) within the current rider year, including the current rider anniversary (see Automatic Step-Up below).
See “Appendix - Hypothetical Example of the Withdrawal Base Calculation - Retirement Income Max® Rider” which illustrates the hypothetical example of the withdrawal base calculation.
Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
Please note: Because a withdrawal will eliminate the potential application of the growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.
Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base, or the withdrawal base is increased by any growth percentage, no automatic step-up will occur. The withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
On each rider anniversary the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. You are not subject to fee increases for any Automatic Step-Up that you have opted out of. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is amplified if the policy value is less than the withdrawal base.
Please Note: You retain all responsibility for monitoring excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or additional premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an assumed annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the assumed withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.
See the “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options approved for the Retirement Income Max® rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next business day after you terminate your rider, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.
Please note:
•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first business day after the fifth rider anniversary. You will be required to terminate the rider first (and lose its benefits).
•	We can eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.
Retirement Income Max® – Joint Life Option
If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION – Tax Status of a Nonqualified Policy – Distribution Requirements). If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.
Please note:
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for more detail regarding annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.

•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
•	The withdrawal percentage for each “age at the time of the first withdrawal” is lower if you elect this option.
Retirement Income Max® Rider Fees
Retirement Income Max® Rider Fee. The rider fee is calculated on the rider date and at the beginning of each rider quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from your policy value at the end of each rider quarter. Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step-Up section. Your rider fee will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Number 33-83560).
In order for the fee disclosed on the applicable Rate Sheet Prospectus Supplement to apply: (1) your application must be signed within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Rider fees reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you.
On an annual basis, in general terms, the rider fee is the rider fee percentage times the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) multiplied by (C), where:
(A)	is the withdrawal base;
(B)	is the rider fee percentage; and
(C)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Withdrawal Base = $100,000; Rider Fee percentage = 1.25%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for first quarter rider fee. The rider fee is:
= 100,000*0.0125*(91/365)
= 1,250*(91/365)
= $311.64
We will assess a prorated rider fee upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
On each rider anniversary the rider fee percentage may increase (or decrease) at the time of an automatic step-up. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us. Please contact your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended. Each time an automatic step-up results in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Please note regarding the rider fee:
•	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).

Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000; and 30 remaining days in the rider quarter.
Example 2: Calculation for first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000*0.0125*(30/365)
= 125*(30/365)
= $10.27
Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):
= 311.64 + 10.27
= $321.91
We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.
Retirement Income Max® Rider Issue Requirements
We will not issue the Retirement Income Max® rider unless:
•	the annuitant is at least age 56 and not yet age 86 for Single Life and at least age 65 but not yet age 86 for Joint Life (lower if required by state law);
•	the annuitant is also an owner (except in the case of non-natural owners);
•	there are no more than two owners; and
•	if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).
The use of joint life option may not be permitted in the case of certain non-natural owners.
Termination
The Retirement Income Max® rider will terminate upon the earliest of the following:
•	the date we receive written notice from you requesting termination of the rider if such notice is received before midnight of the 30th calendar day after you receive the rider;
•	the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.

Retirement Income Choice® 1.6 Rider
If you elect the Retirement Income Choice® 1.6 rider identified below, which provides certain guaranteed benefits, the Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefit. The Company's requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Choice® 1.6 rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the Retirement Income Choice® 1.6 rider that do not invest in funds that utilize volatility control strategies.
You may elect to purchase the optional Retirement Income Choice® 1.6 rider, which provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options which are designed to help manage our risk and support the guarantees under the rider. If you elect the Retirement Income Choice® 1.6 rider you cannot elect the Living Benefits Rider or the Retirement Income Max® riders. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement Income Choice® 1.6 rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
The Retirement Income Choice® 1.6 rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options for electing a benefit, please contact your financial intermediary or our Administrative Office.
Retirement Income Choice® 1.6 – Base Benefit
Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments and Rider Death Benefit Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage and growth percentage that are used to determine your rider withdrawal amount will be disclosed in a Rate Sheet Prospectus Supplement attached to your prospectus.
Of course you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix – Hypothetical Adjusted Partial Withdrawals – Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Please note:
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to a limited number of specified investment options. The investment options are categorized within designated investment groups, each of which has a different price point. You should consult with your registered representative to assist you in determining whether these investment options are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis and may eliminate the benefit.
•	Any withdrawal will reduce your rider death benefit (if applicable).
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Choice® 1.6 rider terminates and all benefits thereunder cease.
Like all withdrawals, withdrawals while this rider is in effect also:
•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;
•	may be subject to surrender charges if the withdrawal is greater than the surrender charge free amount;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments and Rider Death Benefit Adjustments below.
The rider withdrawal amount is zero if the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see applicable Rate Sheet Prospectus Supplement or the Appendix in the Statement of Additional Information, depending on when you purchased your rider).
For qualified policies: If the plan participant (generally the annuitant) is at least 70½ years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).
Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.
If your policy value reaches zero:

•	due to a non-excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees
•	due to an excess withdrawal, then the rider terminates (as does the policy).
Please note:
•	If the rider is added prior to the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, however, you will still be charged a rider fee prior to this time.
•	The rider year begins on the rider date and thereafter on each rider anniversary. Withdrawals requested for the upcoming rider year must be taken the day after each rider anniversary or later within the rider year. Any withdrawal taken on the rider anniversary date will count towards the previous rider year withdrawals.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified funds. (See Designated Investment Options below.)
Rate Sheet Prospectus Supplement
The withdrawal, growth and fee percentages are disclosed in a Rate Sheet Prospectus Supplements. We periodically issue new Rate Sheet Prospectus Supplements that may reflect different withdrawal, growth and fee percentages than the previous Rate Sheet Prospectus Supplements. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Number 33-83560). In order to receive the applicable withdrawal, growth and fee percentages: (1) your application must be signed and received within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2)your application must be received and your policy funded within the stated time period set forth in the applicable Rae Sheet Prospectus Supplement. Withdrawal percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you.
Retirement Income Choice® 1.6 – Base Benefit – Withdrawal Percentage
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday.
Please note, once established, the withdrawal percentage will not change except in certain instances involving automatic step-ups, see Automatic Step-Up section in the prospectus.
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value  (less any premium enhancements if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	current withdrawal base;

•	the withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
•	the policy value on any monthiversarySM (the same day of the month as of the rider date, or the next market day if our Administrative Office or the New York Stock Exchange are closed) within the current rider year, including the current rider anniversary (see Automatic Step-Up below).
Retirement Income Choice® 1.6 – Base Benefit – Growth
Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
Please note: Because a withdrawal will eliminate the potential application of the growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.
Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base or the withdrawal base increased by any growth credit, no automatic step-up will occur. The withdrawal percentage (as indicated in the withdrawal percentage table) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. Charges as a result of the automatic step-up feature will be reversed. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. You are not subject to fee increases for any Automatic Step-Up that you have opted out of. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is magnified if the policy value is less than the withdrawal base. See the “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical excess withdrawals in more detail.
Please Note: You retain all responsibility for monitoring excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or subsequent premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an assumed annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the assumed withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.
See the “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.

Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options available under the respective designated allocation groups that have been approved for the Retirement Income Choice® 1.6 rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary) you can terminate this rider. Starting the next business day, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.
Please note:
•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first business day after the fifth rider anniversary. You will be required to terminate the rider first. If you terminate the rider you will lose all of its benefits.
•	We can change a designated allocation group or eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.
Manual Resets. You can effectively “reset” the withdrawal base to the policy value using a manual process under which your current rider is terminated and a new rider is issued. You can elect a reset during the 30 day periods following each successive fifth rider anniversary and if all other rider issue requirements are met. When the new rider is issued, the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. Your new rider will have a new rider date, new rider fee percentage (which may be higher than your current rider fee percentage), and its own terms and benefits (which may not be as advantageous as the current rider). The new rider date will be the date we receive all necessary information in good order. Please note that this “reset” procedure may be referred to as a “manual upgrade” in your policy rider and other materials.
Please note:
•	Manual resets, unlike automatic step-ups, occur only if you so elect during the 30 day window following each successive fifth rider anniversary.
•	Manual resets result in the purchase of a new rider whose terms may be more or less favorable than the current rider whereas automatic step-ups do not require termination of the existing rider and repurchase of a new rider (although fees may increase at the time of an automatic step-up).
•	Owners may decide to terminate an existing rider if it no longer meets their needs and then elect a new available rider that does.
Retirement Income Choice® 1.6 - Additional Options
You may elect the following options with this rider (the options are not mutually exclusive):
•	Death Benefit; and
•	Joint Life.
There is an additional fee if you elect the Death Benefit option under the rider. If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower. Furthermore, if you elect the Joint Life option in combination with the Death Benefit option, then the fee for each of those additional options will be different than under the Single Life option. See Retirement Income Choice® 1.6 Rider Fees. There may be different issue ages depending upon which options you elect.
Death Benefit. If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the death of the annuitant’s spouse if later). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. See DEATH BENEFIT.
Rider Death Benefit. The rider death benefit on the rider date is the policy value  (less any premium enhancements if the rider is added in the first policy year). After the rider date, the rider death benefit is equal to:
•	the rider death benefit on the rider date; plus
•	subsequent premium payments; less
•	adjustments for withdrawals (as described under Rider Death Benefit Adjustments, below).

Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.
Please note:
•	No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.
•	Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.
•	Manual resets to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.
•	If an owner who is not the annuitant dies and the surviving spouse is eligible to and elects to continue the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime annuity payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value. See TAX INFORMATION – Tax Status of a Nonqualified Policy – Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
•	The additional death benefit adjustment differs from the adjusted partial withdrawal amount for the Guaranteed Minimum Death Benefits described in DEATH BENEFIT - Guaranteed Minimum Death Benefits. Accordingly, withdrawals may effect the additional death benefit differently than the Guaranteed Minimum Death Benefits.
The additional death benefit payment option may be referred to as “rider death benefit” on your policy statement and other documents.
Joint Life Benefit. If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION – Tax Status of a Nonqualified Policy – Distribution Requirements).
Please note:
•	The withdrawal percentage for each “age at the time of first withdrawal” is lower if you elect this option.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for more detail regarding annuitant’s spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
•	The rider death benefit is not payable until the death of the surviving spouse, if you elect this option.
•	You cannot elect a manual reset if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).
Retirement Income Choice® 1.6 Fees
Retirement Income Choice® 1.6 Base Rider Fee. The base rider fee is calculated on the rider date and at the beginning of each rider quarter. The base rider fee will be adjusted for any premium additions, excess withdrawals, or transfers between designated investment groups. It will be deducted automatically from your policy value at the end of each rider quarter. Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step-Up section. Your current rider fee will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Number 33-83560).

In order for the fee disclosed on the applicable Rate Sheet Prospectus Supplement to apply: (1) your application must be signed within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Rider fees reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you.
On an annual basis, in general terms, the base rider fee is the applicable rider fee percentage times the withdrawal base.
The base quarterly fee is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:
(A)	is the withdrawal base;
(B)	is the sum of each designated investment group's rider fee percentage multiplied by the applicable designated investment group's value;
(C)	is the total policy value; and
(D)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Fund Allocations such that Group A = $50,000, Group B = $30,000, and Group C = $20,000; Withdrawal Base = $100,000; Policy Value = $100,000; Investment Group fee percentages of Group A = 1.45%, Group B = 1.10% and Group C = 0.70%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for the first quarter fee. The rider fee is:
= 100,000 * [(50,000*0.0145) + (30,000*0.0110) + (20,000*0.0070)] / 100,000 * (91/365)
= 100,000 * (725 + 330 + 140) / 100,000 * (91/365)
= 100,000 * 1,195/100,000 * (91/365)
= 1,195 * (91/365)
= $297.93
We will assess a prorated rider fee upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us. Please contact your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Please note regarding the base rider fee:
•	Because the base rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the base rider fee is a percentage of the withdrawal base, the amount of the base rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
•	If you make a transfer from one designated allocation group to another designated allocation group that has a higher rider fee percentage, then the resulting rider fee will be higher.
Base Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000, allocated such that Group A = $5,000, Group B = $3,000, and Group C = $2,000; and 30 remaining days in the rider quarter.

Example 2: Calculation of the first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000 * [(5,000*0.0145) + (3,000*0.0110) + (2,000*0.0070)] / 10,000 * (30/365)
= 10,000 * (72.50 + 33 + 14) / 10,000 * (30/365)
= 10,000 * 119.50/10,000 * (30/365)
= 119.50 * (30/365)
= $9.82
Total fee assessed at end of first rider quarter (assuming no further fee adjustments):
= 297.93 + 9.82
= $307.75
We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.
Base Rider Fee Adjustment for Transfers. For transfers that you make between different designated investment options in different designated allocation groups on other than the first business day of a rider quarter, a rider fee adjustment will be applied. This adjustment is necessary because of differences in the rider fee percentages. The adjustment in the rider fee percentage will ensure that you are charged the correct overall rider fee for that quarter. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1, as well as a subsequent premium payment as in Example 2; Withdrawal Base = $110,000; Policy Value = $90,000; Fund Transfer from Group A = $5,000, into Group B = $3,000, and into Group C = $2,000; and 15 remaining days in the rider quarter.
Example 3: Calculation of the first quarter rider fee adjustment for a fund transfer. The fee adjustment is:
= 110,000 * [(-5,000*0.0145) + (3,000*0.0110) + (2,000*0.0070)] / 90,000 * (15/365)
= 110,000 * (-72.50 + 33 + 14) / 90,000 * (15/365)
= 110,000 * -25.50/90,000 * (15/365)
= -31.17 * (15/365)
= $-1.28
Total fee assessed at end of the first rider quarter (assuming no further rider fee adjustments):
= 307.75 - 1.28
= $306.47
Additional Option Fees. If you elect options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit. Each additional fee is charged quarterly before annuitization and is a percentage of the withdrawal base on each rider anniversary.
We will also deduct all rider fees, including additional option fees, pro rata upon surrender of the policy or other termination of the rider.
Retirement Income Choice® 1.6 Rider Issue Requirements
We will not issue the Retirement Income Choice® 1.6 rider if:
•	the annuitant is 86 or older (lower if required by state law);
•	the annuitant is not an owner (except in the case of non-natural owners);
•	there are more than two owners; and
•	the joint life option is elected, and the annuitant’s spouse is 86 or older (lower if required by state law) and (1) is not a joint owner along with the annuitant or (2) is not the sole primary beneficiary (and there is no joint owner).
Termination
The Retirement Income Choice® 1.6 rider and any additional options will terminate upon the earliest of the following:
•	the date we receive written notice from you requesting termination of the rider if such notice is received before midnight of the 30th calendar day after you receive the rider;
•	the date we receive written notice from you requesting termination or manual reset of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);

•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount (this option also guarantees that if the annuitant dies before the sum of all annuity payments equals the policy value, and rider benefit if elected, on the maximum annuity commencement date, the annuitant's beneficiary will receive a final payment equal to the difference). Please contact us for more information concerning your options.
OTHER INFORMATION
Ownership
You, as owner of the policy, exercise all rights under the policy. You can generally change the owner at any time by notifying us in writing at our Administrative Office. If we do not have an originating signature or guaranteed signature on file or if the Company suspects fraud, we may require a notarized signature. There may be limitations on your ability to change the ownership of a qualified policy. An ownership change may be a taxable event.
Beneficiary
The beneficiary designation will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to the Company. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.). The Company will not be liable for any payment made before the written notice is received in our Administrative Office. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If, upon the death of the annuitant, there is a surviving owner(s), then the surviving owner(s) automatically takes the place of any beneficiary designation.
Right to Cancel Period
You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 20 days after you receive the policy (for replacements the right cancel period is generally 30 days), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account. You bear the risk of any decline in policy value during the right to cancel period. We will pay the refund within seven days after we receive in good order within the applicable period at our Administrative Office, written notice of cancellation and the returned policy. The policy will then be deemed void.
Assignment
You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment in good order at our Administrative Office and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be liable for any payment or other action we take in accordance with the policy before we approve the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.
Termination for Low Value
If a partial surrender or fee (including an optional rider fee, administrative fee, or owner transaction fee) reduces your cash value below the minimum specified in your policy, we reserve the right to terminate your policy and send you a full distribution of your remaining cash value. All benefits associated with your annuity policy will be terminated. Federal law may impose restrictions on our right to terminate certain qualified policies. We do not currently anticipate exercising this right if you have certain optional benefits, however, we reserve the right to do so. For all other policies, including policies with certain other optional benefits, we intend to exercise this termination provision.

Sending Forms and Transaction Requests in Good Order
We cannot process your requests for transactions relating to the policy until they are received in good order. “Good order” means the actual receipt of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extent applicable to the transaction: your completed application; the policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the subaccounts affected by the requested transaction; the signatures of all owners (exactly as registered on the Policy) if necessary; Social Security Number or Taxpayer I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner's consents. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
“Received” or receipt in good order generally means that everything necessary must be received by us, at our Administrative Office specified in the Glossary of Terms. We reserve the right to reject electronic transactions that do not meet our requirements.
Regulatory Modifications to Policy
We reserve the right to amend the policy or any riders attached thereto as necessary to comply with specific direction provided by state or federal regulators, through change of law, rule, regulation, bulletin, regulatory directives or agreements.
Certain Offers
From time to time, we have (and we may again) offered you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits.
When we make an offer, we may vary the offer amount, up or down, among the same group of policy owners based on certain criteria such as account value, the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of policy owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining policy owners in the same group.
If you accept an offer that requires you to terminate a guaranteed benefit and you retain your policy, we will no longer charge you for the benefit, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.
We may also make an offer to you to exchange an existing rider for a different rider.
Mixed and Shared Funding
The underlying fund portfolios may serve as investment vehicles for variable life insurance policies, variable annuity policies and retirement plans (“mixed funding”) and shares of the underlying fund portfolios also may be sold to separate accounts of other insurance companies (“shared funding”). While we currently do not foresee any disadvantages to owners and participants arising from either mixed or shared funding, it is possible that the interests of owners of various policies and/or participants in various plans for which the underlying fund portfolios serve as investments might at some time be in conflict. We and each underlying fund portfolio’s Board of Directors intend to monitor events in order to identify any material conflicts and to determine what action, if any, to take. Such action could include the sale of underlying fund portfolio shares by one or more of the separate accounts, which could have adverse consequences. Such action could also include a decision that separate funds should be established for variable life and variable annuity separate accounts. In such an event, we would bear the attendant expenses, but owners and plan participants would no longer have the economies of scale resulting from a larger combined fund. Please read the prospectuses for the underlying fund portfolios, which discuss the underlying fund portfolios’ risks regarding mixed and shared funding, as applicable. Please see Voting Rights section below for how shares held by the Company would be voted.
Exchanges and/or Reinstatements
You can generally exchange a nonqualified annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code or transfer qualified policies directly to another life insurance company as a “trustee-to-trustee transfer”. Before making an exchange or transfer, you should compare both annuities carefully. Remember that if you exchange or transfer another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity, and there may be a new surrender charge period under this annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange or transfer another annuity for this one unless you determine, after knowing all the facts, that the exchange or transfer is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange, transfer or otherwise).
You may ask us to reinstate your policy after such an exchange, transfer or full or partial surrender and in certain limited circumstances we will allow you to do so by returning the same total dollar amount of funds distributed to the applicable investment options. The dollar amount will be used to purchase new accumulation units at the then current price. In the event any subaccount previously invested in is closed and we don’t receive additional instructions, funds will be reallocated to the remaining available investment options according to the investment allocation instructions you previously provided. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. Generally, unless you return the original company check, your annuity policy is nonqualified and a portion of the prior withdrawal was taxable, we are required to report the taxable amount from the distribution to the IRS even though the funds have been reinstated. The cost basis will be adjusted accordingly. The taxable amount will be reported on Form 1099-R which you will receive in January of the year following the distribution. We recommend that you consult a tax professional to explain the possible tax consequences of reinstatements.
Voting Rights
To the extent required by law, the Company will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and/or other individuals that have voting interests in the portfolios. We will send you and/or other individuals requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.
Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.
Abandoned or Unclaimed Property
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity, life and other insurance policies) under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information and identifying information for owners, insureds, annuitants, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us.
Legal Proceedings
We, like other life insurance companies, are subject to regulatory and legal proceedings, including class action lawsuits, in the ordinary course of our business. Such legal and regulatory matters include proceedings specific to us and other proceedings generally applicable to business practices in the industry in which we operate. In some lawsuits and regulatory proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or regulatory proceeding cannot be predicted with certainty, at the present time, we believe that there are no pending or threatened proceedings or lawsuits that are likely to have a material adverse impact on the separate account, on TCI's ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.
The Company was the subject of inquiries and remains under audits and market conduct examinations with a focus on the handling of unreported claims and abandoned property. The audits and related examination activity may result in additional payments to beneficiaries, escheatment of funds deemed abandoned, and administrative penalties. The Company previously implemented changes in the procedures for the identification of unreported claims and handling of escheatable property to comply with the terms of regulatory agreements and newly adopted laws and regulations. The Company does not believe that any regulatory actions or agreements that result from these audits and examinations will have a material adverse impact on our ability to meet our obligations.
Cyber Security
We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Similarly, individual accounts are subject to the risk of unauthorized account access and transactions that target the funds in the accounts stemming from phishing schemes and other actions, or inactions by individual account holders (including the failure to maintain up-to-date security software and anti-virus programs). Such systems failures, cyber-attacks or unauthorized account access affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service provider may adversely affect us and your policy value. For instance, cyber-attacks may: interfere with our processing of policy transactions, including the processing of orders from our website or with the underlying funds; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. There can be no assurance that we, the underlying funds or our service providers will avoid losses affecting your policy that result from cyber-attacks, information security breaches or unauthorized account access in the future.
For a complete description regarding Transamerica’s policies for its websites, including the Privacy Policy and Terms of Use for such websites, please visit: www.transamerica.com/individual/privacy-policy and www.transamerica.com/individual/terms-of-use.
Transamerica Financial Life Insurance Company
Transamerica Financial Life Insurance Company was incorporated under the laws of the State of New York on October 3, 1947. It is engaged in the sale of life and health insurance and annuity policies. The Company is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by Aegon N.V. of The Netherlands, the securities of which are publicly traded. Aegon N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. The Company is licensed in all states and the District of Columbia.
All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of the Company. Accordingly, no financial institution, brokerage firm or insurance agency is responsible for the financial obligations of the Company arising under the policies.
Financial Condition of the Company
We pay benefits under your policy from our general account assets and/or from your policy value held in the separate account. It is important that you understand that payments of the benefits are not assured and depend upon certain factors discussed below.
Assets in the Separate Account. You assume all of the investment risk for your policy value that is allocated to the subaccounts of the separate account. Your policy value in those subaccounts constitutes a portion of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. You also may be permitted to make allocations to guaranteed period options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the separate account). Therefore, any amounts that we may be obligated to pay under the policy in excess of policy value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the separate account, however, are also available to cover the liabilities of our general account, but only to the extent that the separate account assets exceed the separate account liabilities arising under the policies supported by it.
We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.
As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligation we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. In addition, we hedge our investments in our general account, and may require purchasers of certain of the variable insurance products that we offer to allocate premium payments and policy value in accordance with specified investment requirements. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments. We may also experience liquidity risk if our general account assets cannot be readily converted into cash to meet obligations to our policy owners or to provide the collateral necessary to finance our business operations.
How to Obtain More Information. We encourage both existing and prospective policy owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the New York State Insurance Department as well as the financial statements of the separate account—are located in the Statement of Additional Information (SAI). For a free copy of the SAI, simply call or write us at the phone number or address of our Administrative Office referenced in this prospectus. In addition, the SAI is available on the SEC's website at www.sec.gov. Our financial strength ratings which reflect the opinions of leading independent rating agencies of our ability to meet our obligations to our policy owners are available on our website (www.transamerica.com/individual/what-we-do/about-us/financial-strength/), and the websites of these nationally recognized statistical ratings organizations – A.M. Best Company (www.ambest.com), Moody’s Investors Service (www.moodys.com), Standard & Poor’s Rating Services (www.standardandpoors.com) and Fitch, Inc. (www.fitchratings.com).
The Separate Account
The Company established a separate account, called Separate Account VA BNY, under the laws of the State of New York on September 27, 1994. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.
The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or the Company. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to the Company's other income, gains or losses.
The assets of the separate account are held in the Company's name on behalf of the separate account and belong to the Company. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business the Company may conduct. The separate account may include other subaccounts that are not available under these policies.
The Underlying Funds
At the time you purchase your policy, you may allocate your premium to subaccounts. These are subdivisions of our separate account, an account that keeps your policy assets separate from our company assets. The subaccounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each underlying fund portfolio has varying degrees of investment risk. Underlying fund portfolios are also subject to separate fees and expenses such as management fees and operating expenses. “Master-feeder” or “fund of funds” invest substantially all of their assets in other funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Read the underlying fund portfolio prospectuses carefully before investing. We do not guarantee the investment results of any underlying fund portfolio. Certain underlying fund portfolios may not be available in all states and in all share classes. Please see “Appendix A - Portfolios Associated with the Subaccounts” for additional information.
Other Transamerica Policies
We offer a variety of fixed and variable annuity policies. They may offer features, including investment options, and have fees and charges, that are different from those in the policy offered by this prospectus. Not every policy we issue is offered through every financial intermediary. Some financial intermediaries may not offer and/or limit the offering of certain features or options, as well as limit the availability of the policies, based on issue age, or other criteria established by the financial intermediary. Upon request, your financial professional can show you information regarding other Transamerica annuity policies that he or she distributes. You can also contact us to find out more about the availability of any of the Transamerica annuity policies.
You should work with your financial professional to decide whether this policy is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.
Distribution of the Policies
Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution and sale of the policies. We pay commissions to TCI which are passed through to selling firms. (See below). We also pay TCI an “override” that is a percentage of total commissions paid on sales of our policies which is not passed through to the selling firms and we may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies. TCI may market the policies through bank affiliated firms, national brokerage firms, regional and independent broker-dealers and independent financial planners.
We have discontinued new sales of the policies. You may, however, continue to make premium payments to fund your policy pursuant to its terms, and exercise all other rights and options under your policy - such as reallocating your policy value among investment choices, making partial surrenders and full surrenders, and making changes of ownership of your policy.
Compensation to Broker-Dealers Who Sold the Policies. The policies have been offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay ongoing commissions through TCI to the selling firms for their past sales of the policies.
The selling firms were paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions varies depending on the selling agreement, but the maximum commission is 7% of premium payment (additional amounts may be paid as overrides to wholesalers).
To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, the Company and TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales representatives. These arrangements are described further below.
The sales representative who sold you the policy may receive a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may continue to receive in connection with your policy. Also inquire about any ongoing compensation arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.
You should be aware that a selling firm or its sales representatives may have received different compensation or incentives for selling one product over another. In some cases, these differences may have created an incentive for the selling firm or its sales representatives to have recommended or sold this policy to you.
Special Compensation Paid to Affiliated Firms. We and/or our affiliates may provide paid-in capital to TCI. We and/or our affiliates also provide TCI with a percentage of total commissions paid on sales of our policies and provide TCI with capital payments that are not contingent on sales.
TCI's registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan forgiveness or loan guarantees.
Additional Compensation That We, TCI and/or Our Affiliates Pay to Selected Selling Firms. TCI, may continue to pay certain selling firms additional cash amounts in order to receive enhanced marketing services and increased access to their sales representatives. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.
In addition, TCI paid selling firms other special fees based on new sales and/or assets under management. During 2017, TCI had paid such fees to at least 50 broker-dealers and other financial intermediaries. Some of the more significant entities were:
BBVA Securities, Inc. • Bruderman Brothers, LLC • Cambridge Investment Research, Inc. •  CCO Investments •  Centarus Financial, Inc. • Cetera Advisor Networks LLC • Cetera Advisors LLC • Cetera Financial Specialists LLC • Cetera Investment Services LLC •  CFD Investments, Inc • Commonwealth Financial Network • Edward D. Jones & Co., L.P.• Equity Services, Inc. • Fifth Third Securities, Inc. • First Allied Holdings, Inc. • FSC Securities Corporation •  Geneos Wealth Management, Inc. • Girard Securities, Inc. • Hantz Financial Services, Inc. • Invest Financial Corporation • Investacorp, Inc. • Investment Centers of America, Inc. • Investors Capital Holding, Inc. • James T. Borello & Co, • Janney Montgomery Scott, LLC • JP Turner & Company • Key Investment Services, Inc. • Legend Equities Corporation • Lincoln Financial Advisors Corporation • Lincoln Financial Securities Corporation • LPL Financial, LLC. • M&T Securities • Merrill Lynch, Pierce, Fenner & Smith Inc. • MML Securities, Inc. • Morgan Stanley Smith Barney, Inc. • Mutual of Omaha Inv. Serv. • National Planning Corporation • NFP Securities Inc. • Park Avenue Securities, LLC • Raymond James & Associates, Inc. • Raymond James Financial Services, Inc. • Royal Alliance Associates, Inc. • SagePoint Financial, Inc. • Santander Securities LLC • Securian Financial Services, Inc. • Signator Investors, Inc. • SII Investments, Inc. • SunTrust Investment Services • The Huntington Investment Company • Transamerica Financial Advisors, Inc. • UBS Financial Services • US Bancorp Investments, Inc. • VOYA Financial Partners, LLC • VSR Financial Services, Inc. • Wells Fargo Advisors Financial Network, LLC • Wells Fargo Advisors, LLC • Wells Fargo Investments LLC • Woodbury Financial

For the calendar year ended December 31, 2017 TCI paid approximately $29,000,000 to various brokers and other financial intermediaries in connection with revenue sharing arrangements.
No specific charge is assessed directly to owners or the separate account to cover commissions, non-cash compensation, and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
Glossary of Terms
The Policy - General Provisions
Certain Federal Income Tax Consequences
Investment Experience
Performance
Historical Performance Data
Published Ratings
State Regulation of Transamerica Financial Life Insurance Company
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Independent Registered Public Accounting Firm
Other Information
Financial Statements
Appendix A - Condensed Financial Information

APPENDIX
UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS
The following is a list of current underlying fund portfolios available under the policy, which are subject to change as discussed in this prospectus. Please Note: The Company reserves the right to change investment choices made by purchasers of the Living Benefits Rider and Retirement Income Choice® 1.2 rider (if the Open Allocation option is elected) as we deem necessary to support the guarantees under these riders.
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
AB VARIABLE PRODUCTS SERIES FUND, INC.
AB Balanced Wealth Strategy Portfolio - Class B	AB Balanced Wealth Strategy Portfolio - Class B	AllianceBernstein L.P.
Investment Objective: To maximize total return consistent with the Adviser's determination of reasonable risk.
AB Growth and Income Portfolio - Class B	AB Growth and Income Portfolio - Class B	AllianceBernstein L.P.
Investment Objective: Long-term growth of capital.
AMERICAN FUNDS INSURANCE SERIES® TRUST
American Funds - Asset Allocation FundSM - Class 2	American Funds - Asset Allocation FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds - Bond FundSM - Class 2	American Funds - Bond FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To provide as high a level of current income as is consistent with the preservation of capital.
American Funds - Growth FundSM - Class 2	American Funds - Growth FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To provide growth of capital.
American Funds - Growth-Income FundSM - Class 2	American Funds - Growth-Income FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To achieve long-term growth of capital and income.
American Funds - International FundSM - Class 2	American Funds - International FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To achieve long-term growth of capital.
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND
Fidelity ® VIP Balanced Portfolio - Service Class 2	Fidelity ® VIP Balanced Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks income and capital growth consistent with reasonable risk.
Fidelity ® VIP Contrafund® Portfolio - Service Class 2	Fidelity ® VIP Contrafund® Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks long term capital appreciation.
Fidelity ® VIP Mid Cap Portfolio - Service Class 2	Fidelity ® VIP Mid Cap Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks long-term growth of capital.
Fidelity ® VIP Value Strategies Portfolio - Service Class 2	Fidelity ® VIP Value Strategies Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks capital appreciation.
STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.
State Street Total Return V.I.S. Fund - Class 3	State Street Total Return V.I.S. Fund - Class 3	SSGA Funds Management, Inc.
Investment Objective: The highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.
TRANSAMERICA SERIES TRUST*(2)
TA AB Dynamic Allocation - Service Class	Transamerica AB Dynamic Allocation VP - Service Class	Alliance Bernstein L.P.
Investment Objective: Seeks capital appreciation and current income.
TA Aegon Government Money Market - Service Class(3)	Transamerica Aegon Government Money Market VP - Service Class(3)	Aegon USA Investment Management, LLC
Investment Objective: Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
TA Aegon High Yield Bond - Service Class	Transamerica Aegon High Yield Bond VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Seeks a high level of current income by investing in high-yield debt securities.
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Seeks to provide as high a level of total return as is consistent with prudent investment strategies.
TA American Funds Managed Risk - Balanced - Service Class	Transamerica American Funds Managed Risk VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA Barrow Hanley Dividend Focused - Service Class	Transamerica Barrow Hanley Dividend Focused VP - Service Class	Barrow, Hanley, Mewhinney, & Strauss, LLC
Investment Objective: Seeks total return gained from the combination of dividend yield, growth of dividends and capital appreciation.
TA BlackRock Equity Smart Beta 100 - Service Class	Transamerica BlackRock Equity Smart Beta 100 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation.
TA BlackRock Global Allocation - Service Class	Transamerica BlackRock Global Allocation VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks high total investment return. Total investment return is the combination of capital appreciation and investment income.
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Balanced VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide capital appreciation and income while seeking to manage volatility.
TA BlackRock Global Allocation Managed Risk - Growth - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Growth VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide capital appreciation and income while seeking to manage volatility.
TA BlackRock Smart Beta 50 - Service Class	Transamerica BlackRock Smart Beta 50 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation and capital preservation.
TA BlackRock Smart Beta 75 - Service Class	Transamerica BlackRock Smart Beta 75 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation with capital preservation as a secondary objective.
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class	BlackRock Financial Management, Inc.
Investment Objective: Seeks capital appreciation with current income as secondary objective.
TA Clarion Global Real Estate Securities - Service Class	Transamerica Clarion Global Real Estate Securities VP - Service Class	CBRE Clarion Securities, LLC
Investment Objective: Seeks long-term total return from investments primarily in equity securities of real estate companies. Total return consists of realized and unrealized capital gains and losses plus income.
TA Greystone International Growth - Service Class(4)	Transamerica Greystone International Growth VP - Service Class(4)	Greystone Managed Investments Inc.(4)
Investment Objective: Seeks capital growth.
TA International Equity Index - Service Class	Transamerica International Equity Index VP - Service Class	SSGA Funds Management, Inc.
Investment Objective: Seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada.
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP - Service Class	Janus Capital Management LLC
Investment Objective: Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
TA Janus Mid-Cap Growth - Service Class	Transamerica Janus Mid-Cap Growth VP - Service Class	Janus Capital Management LLC
Investment Objective: Seeks long-term capital appreciation.
TA Jennison Growth - Service Class	Transamerica Jennison Growth VP - Service Class	Jennison Associates LLC
Investment Objective: Seeks long-term growth of capital.
TA JPMorgan Asset Allocation - Conservative - Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks current income and preservation of capital.
TA JPMorgan Asset Allocation - Growth - Service Class	Transamerica JPMorgan Asset Allocation - Growth VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks long-term capital appreciation.
TA JPMorgan Asset Allocation - Moderate Growth - Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks capital appreciation with current income as a secondary objective.
TA JPMorgan Asset Allocation - Moderate - Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks capital appreciation and current income.
TA JPMorgan Core Bond - Service Class	Transamerica JPMorgan Core Bond VP - Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks total return, consisting of current income and capital appreciation.

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA JPMorgan Enhanced Index - Service Class	Transamerica JPMorgan Enhanced Index VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks to earn a total return modestly in excess of the total return performance of the S&P 500® (including the reinvestment of dividends) while maintaining a volatility of return similar to the S&P 500®.
TA JPMorgan International Moderate Growth - Service Class	Transamerica JPMorgan International Moderate Growth VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks capital appreciation with current income as a secondary objective.
TA JPMorgan Mid Cap Value - Service Class	Transamerica JPMorgan Mid Cap Value VP–Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks growth from capital appreciation.
TA JPMorgan Tactical Allocation - Service Class	Transamerica JPMorgan Tactical Allocation VP - Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks current income and preservation of capital.
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class	QS Investors, LLC
Investment Objective: Seeks capital appreciation and income.
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class	QS Investors, LLC
Investment Objective: Seeks capital appreciation and income.
TA Madison Diversified Income - Service Class	Transamerica Madison Diversified Income VP - Service Class	Madison Asset Management. LLC
Investment Objective: Seeks high total return through the combination of income and capital appreciation.
TA Managed Risk - Balanced ETF - Service Class	Transamerica Managed Risk - Balanced ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to balance capital appreciation and income.
TA Managed Risk - Conservative ETF - Service Class	Transamerica Managed Risk - Conservative ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks current income and preservation of capital.
TA Managed Risk - Growth ETF - Service Class	Transamerica Managed Risk - Growth ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks capital appreciation as a primary objective and income as a secondary objective.
TA Market Participation Strategy - Service Class	Transamerica Market Participation Strategy VP - Service Class	Quantitative Management Associates LLC
Investment Objective: Seeks capital appreciation.
TA Morgan Stanley Capital Growth - Service Class	Transamerica Morgan Stanley Capital Growth VP – Service Class	Morgan Stanley Investment Management Inc.
Investment Objective: Seeks to maximize long-term growth.
TA Multi-Managed Balanced - Service Class	Transamerica Multi-Managed Balanced VP – Service Class	J.P. Morgan Investment Management Inc. and Aegon USA Investment Management, LLC
Investment Objective: Seeks to provide as high a total investment return through investments in a broadly diversified portfolio of stock, bonds and money market instruments.
TA PIMCO Tactical - Balanced - Service Class	Transamerica PIMCO Tactical–Balanced VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income.
TA PIMCO Tactical - Conservative - Service Class	Transamerica PIMCO Tactical–Conservative VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income.
TA PIMCO Tactical - Growth - Service Class	Transamerica PIMCO Tactical–Growth VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income.
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks maximum total return consistent with preservation of capital and prudent investment management.
TA PineBridge Inflation Opportunities - Service Class	Transamerica PineBridge Inflation Opportunities VP - Service Class	PineBridge Investments LLC
Investment Objective: Seeks maximum real return, consistent with the appreciation of capital.
TA QS Investors Active Asset Allocation - Conservative - Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP - Service Class	QS Investors, LLC
Investment Objective: Seeks current income and preservation of capital.

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP - Service Class	QS Investors, LLC
Investment Objective: Seeks capital appreciation with current income as secondary objective.
TA QS Investors Active Asset Allocation - Moderate - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP - Service Class	QS Investors, LLC
Investment Objective: Seeks capital appreciation and current income.
TA Small Mid Cap Value - Service Class	Transamerica Small/Mid Cap Value VP – Service Class	Systematic Financial Management L.P. & Thompson, Siegel & Walmsley LLC
Investment Objective: Seeks to maximize total return.
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class	T. Rowe Price Associates, Inc.
Investment Objective: Seeks long-term growth of capital by investing primarily in common stocks of small growth companies.
TA Torray Concentrated Growth - Service Class	Transamerica Torray Concentrated Growth VP – Service Class	Torray, LLC
Investment Objective: Seeks to achieve long-term growth of capital.
TA TS&W International Equity - Service Class	Transamerica TS&W International Equity VP – Service Class	Thompson, Siegel & Walmsley LLC
Investment Objective: Seeks maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-U.S. issuers.
TA U.S. Equity Index - Service Class	Transamerica U.S. Equity Index VP - Service Class	SSGA Funds Management, Inc.
Investment Objective: Seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
TA WMC US Growth - Service Class	Transamerica WMC US Growth VP – Service Class	Wellington Management Company, LLP
Investment Objective: Seeks to maximize long-term growth.
(1)	Some subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objective, investment goals, time horizons, and risk tolerance.
(2)	Transamerica Series Trust - Service Class - As of May 1, 2003, new policyholders may only invest in the Service Class subaccounts. The Initial Class subaccounts are only available to policyholders that purchased the policy before May 1, 2003.
(3)	There can be no assurance that the Transamerica Aegon Government Money Market VP - Service Class portfolio will be able to maintain a stable net asset value per share during extended periods of low interest rates, and partly as a result of policy charges, the yield on the TA Aegon Government Money Market - Service Class subaccount may become extremely low and possibly negative.
(4)	Effective May 1, 2018, Transamerica MFS International Equity VP subadvised by MFS Investment Management will be renamed Transamerica Greystone International Growth VP and will be subadvised by Greystone Managed Investments Inc.* All underlying fund portfolios in the Transamerica Series Trust are advised by Transamerica Asset Management. The entities listed are the subadvisers unless otherwise indicated.
Certain subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any subaccount at any time. In some cases, a subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a subaccount, please contact your financial intermediary or our Administrative Office.

CLOSED INVESTMENT OPTIONS:
The following subaccounts are only available to owners that held an investment in those subaccounts on May 1, 2002. However, if any such owner surrenders all of his or her money from these subaccounts after May 1, 2002, that owner may not reinvest in those subaccounts.
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	Fidelity VIP Growth Opportunities Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks to provide capital growth.
JANUS ASPEN SERIES
Janus Henderson Mid Cap Value Portfolio - Service Shares	Janus Henderson Mid Cap Value Portfolio - Service Shares	Janus Capital Management LLC
Investment Objective: Seeks capital appreciation.
The following subaccount is only available to owners that held an investment in this subaccount on July 1, 2002. However, if any such owner surrenders all of his or her money from this subaccount after July 1, 2002, that owner may not reinvest in this subaccount.
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TRANSAMERICA SERIES TRUST
TA Small/Mid Cap Value - Initial Class	Transamerica Small/Mid Cap Value VP - Initial Class	Systematic Financial Management L.P. & Thompson, Siegel & Walmsley LLC
Investment Objective: Seeks to maximize total return.
The following subaccounts will be closed to new investments on May 1, 2006:
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
JPMORGAN INSURANCE TRUST
JPMorgan Insurance Trust Mid Cap Value Portfolio	JPMorgan Insurance Trust Mid Cap Value Portfolio	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks capital appreciation with secondary goal of achieving current income by investing primarily in equity securities.
JPMorgan Insurance Trust Small Cap Core Portfolio	JPMorgan Insurance Trust Small Cap Core Portfolio	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks capital growth over the long term.
Effective the close of business on April 29, 2011, the following subaccount will be closed to new investments. If any such owner surrender all of his or her money from this subaccount after April 29, 2011, that owner may not reinvest in this subaccount.
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
JPMORGAN INSURANCE TRUST
JPMorgan Insurance Trust Core Bond Portfolio	JPMorgan Insurance Trust Core Bond Portfolio	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
The following subaccounts are only available to owners that held an investment in these subaccounts on December 12, 2011. However, if any such owner surrenders all of his or her money from these subaccounts after December 12, 2011, that owner may not reinvest in those subaccounts.
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
Invesco V.I. Value Opportunities Fund – Series II Shares	Invesco V.I. Value Opportunities Fund – Series II Shares	Invesco Advisers, Inc.
Investment Objective: Long-term growth of capital.
Invesco V.I. American Franchise Fund – Series II Shares	Invesco V.I. American Franchise Fund – Series II Shares	Invesco Advisers, Inc.
Investment Objective: Seek capital growth.
AB VARIABLE PRODUCTS SERIES FUND, INC.
AB Large Cap Growth Portfolio – Class B	AB Large Cap Growth Portfolio – Class B	AllianceBernstein L.P.
Investment Objective: Long-term growth of capital.

SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Equity-Income Portfolio – Service Class 2	Fidelity VIP Equity-Income Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks reasonable income and will also consider the potential for capital appreciation. The goal is to achieve a yield which exceeds the composite yield on the securities comprising the S& P 500® Index.
Fidelity VIP Growth Portfolio – Service Class 2	Fidelity VIP Growth Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks to achieve capital appreciation.
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Mutual Shares VIP Fund - Class 2	Franklin Mutual Shares VIP Fund - Class 2	Franklin Mutual Advisers, LLC
Investment Objective: Capital appreciation. Secondary goal is income.
JPMORGAN INSURANCE TRUST
JPMorgan Insurance Trust U.S. Equity Portfolio–Class 1	JPMorgan Insurance Trust U.S. Equity Portfolio–Class 1	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks to provide high total return from a portfolio of selected equity securities.
JANUS ASPEN SERIES
Janus Henderson Enterprise Portfolio – Service Shares	Janus Henderson Enterprise Portfolio – Service Shares	Janus Capital Management LLC
Investment Objective: Long-term growth of capital.
Janus Henderson Global Research Portfolio – Service Shares	Janus Henderson Global Research Portfolio – Service Shares	Janus Capital Management LLC
Investment Objective: Long-term growth of capital.
MFS ® VARIABLE INSURANCE TRUST
MFS ® Total Return Series – Service Class	MFS ® Total Return Series – Service Class	MFS ® Investment Management
Investment Objective: Seek total Return.
Effective open of business on September 17, 2012, the following subaccounts are closed to new investments.
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Income VIP Fund - Class 2	Franklin Income VIP Fund - Class 2	Franklin Advisers, Inc.
Investment Objective: To maximize income while maintaining prospects for capital appreciation.
Templeton Foreign VIP Fund - Class 2	Templeton Foreign VIP Fund - Class 2	Templeton Investment Counsel LLC
Investment Objective: Long-term capital growth.
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Founding Funds Allocation VIP Fund - Class 4(3)	Franklin Founding Funds Allocation VIP Fund - Class 4(3)	Franklin Templeton Services, LLC
Investment Objective: Seeks capital appreciation. Secondary goal is income.
MFS ® VARIABLE INSURANCE TRUST
MFS ® New Discovery Series – Service Class	MFS ® New Discovery Series – Service Class	MFS ® Investment Management
Investment Objective: Seek capital appreciation.
Effective December 12, 2011, the following subaccount was closed to new investments. Effective on or about August 18, 2017, the Invesco V.I. Value Opportunities Fund (Series II) fund was replaced with Transamerica Barrow Hanley Dividend Focused VP (Initial Class)
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TRANSAMERICA SERIES TRUST – Initial Class
TA Barrow Hanley Dividend Focused - Initial Class	Transamerica Barrow Hanley Dividend Focused VP - Initial Class	Barrow, Hanley, Mewhinney, & Strauss, LLC
Investment Objective: Seeks total return gained from the combination of dividend yield, growth of dividends and capital appreciation.

APPENDIX
Designated Investment Options
The table below identifies the Designated Investment Options available for use with the Guaranteed Minimum Death Benefits and our Guaranteed Lifetime Withdrawal Benefits.
	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider
Subaccounts	Before 12/12/11	12/12/11 to 11/9/14	11/10/14 to 1/31/18	Post 2/1/18	Group A, B or C
AB Balanced Wealth Strategy Portfolio - Class B					A
American Funds - Asset Allocation FundSM - Class 2
American Funds - Bond FundSM - Class 2	√	√	√	√	C
Fidelity ® VIP Balanced Portfolio - Service Class 2
State Street Total Return V.I.S. Fund - Class 3					A
TA AB Dynamic Allocation - Service Class	√	√		√	C
TA Aegon Government Money Market - Service Class	√	√	√	√	C
TA Aegon U.S. Government Securities - Service Class	√	√	√	√	C
TA American Funds Managed Risk - Balanced - Service Class(1)	√	√		√	B
TA BlackRock Equity Smart Beta 100 - Service Class
TA BlackRock Global Allocation - Service Class					A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(1)	√	√		√	B
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(1)					A
TA BlackRock Smart Beta 50 - Service Class	√	√		√	B
TA BlackRock Smart Beta 75 - Service Class					A
TA BlackRock Tactical Allocation - Service Class(1)					B
TA Janus Balanced - Service Class					A
TA JPMorgan Asset Allocation - Conservative - Service Class(1)	√	√	√	√	C
TA JPMorgan Asset Allocation - Moderate Growth - Service Class(1)					A
TA JPMorgan Asset Allocation - Moderate - Service Class(1)	√	√		√	B
TA JPMorgan Core Bond - Service Class	√	√	√	√	C
TA JPMorgan International Moderate Growth - Service Class(1)					A
TA JPMorgan Tactical Allocation - Service Class	√	√	√	√	C
TA Legg Mason Dynamic Allocation - Balanced - Service Class(1)	√	√	√	√	B
TA Legg Mason Dynamic Allocation - Growth - Service Class(1)					A
TA Madison Diversified Income - Service Class	√	√	√	√	B
TA Managed Risk - Balanced ETF - Service Class(1)	√	√	√	√	B
TA Managed Risk - Conservative ETF - Service Class(1)	√	√	√	√	C
TA Managed Risk - Growth ETF - Service Class(1)					A
TA Market Participation Strategy - Service Class	√	√			B
TA Multi-Managed Balanced - Service Class					A
TA PIMCO Tactical - Balanced - Service Class(1)	√	√			B
TA PIMCO Tactical - Conservative - Service Class(1)	√	√	√	√	C
TA PIMCO Tactical - Growth - Service Class(1)					A
TA PIMCO Total Return - Service Class	√	√	√	√	C

Designated Investment Options — (Continued)
	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider
Subaccounts	Before 12/12/11	12/12/11 to 11/9/14	11/10/14 to 1/31/18	Post 2/1/18	Group A, B or C
TA PineBridge Inflation Opportunities - Service Class	√	√	√	√	C
TA QS Investors Active Asset Allocation - Conservative - Service Class(1)	√	√	√	√	C
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(1)					A
TA QS Investors Active Asset Allocation - Moderate - Service Class(1)	√	√	√	√	B
Fixed Account	√	√	√	√	C
(1)	This subaccount invests in an underlying fund that utilized a volatility management strategy as part of its investment objective and/or principal investment strategy. See “Investment Restrictions” earlier in the prospectus for information on how volatility management strategies may impact your policy value in certain optional riders.
Certain designated investment options may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any designated investment option at any time. In some cases, a designated investment option not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a designated investment option, please contact your financial intermediary or our Administrative Office.

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses (including any applicable fund facilitation fees) available on December 31, 2017. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:
Calling:	(800) 525-6205
Writing:	Transamerica Financial Life Insurance Company 4333 Edgewood Road NE Cedar Rapids, IA 52499

Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.697499 $1.660131 $1.674157 $1.596635 $1.402702 $1.263956 $1.331774 $1.233390 $1.012367 $1.000000	$1.921500 $1.697499 $1.660131 $1.674157 $1.596635 $1.402702 $1.263956 $1.331774 $1.233390 $1.012367	0.000 0.000 3,447.883 3,538.984 91,188.299 93,802.043 93,658.953 86,739.913 0.000 0.000
AB Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.961327 $1.800186 $1.809473 $1.687933 $1.278544 $1.111871 $1.068636 $0.965842 $0.818182 $1.406638	$2.281721 $1.961327 $1.800186 $1.809473 $1.687933 $1.278544 $1.111871 $1.068636 $0.965842 $0.818182	0.000 0.000 3,208.405 3,386.456 6,279.111 3,892.376 0.000 0.000 0.000 0.000
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.994761 $1.986781 $1.827174 $1.636330 $1.217695 $1.063874 $1.126873 $1.045995 $0.777784 $1.317769	$2.576487 $1.994761 $1.986781 $1.827174 $1.636330 $1.217695 $1.063874 $1.126873 $1.045995 $0.777784	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.651413 $1.543249 $1.556199 $1.509750 $1.248049 $1.098433 $1.108724 $1.007640 $0.989770	$1.877331 $1.651413 $1.543249 $1.556199 $1.509750 $1.248049 $1.098433 $1.108724 $1.007640	0.000 0.000 0.000 0.000 24,321.799 26,026.316 27,923.078 29,779.724 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Bond FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.075733 $1.068415 $1.089471 $1.058131 $1.105809 $1.073163 $1.034117 $0.993361 $1.000891	$1.090676 $1.075733 $1.068415 $1.089471 $1.058131 $1.105809 $1.073163 $1.034117 $0.993361	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.897813 $1.772246 $1.695826 $1.598004 $1.255886 $1.089385 $1.163617 $1.002501 $0.986472	$2.381329 $1.897813 $1.772246 $1.695826 $1.598004 $1.255886 $1.089385 $1.163617 $1.002501	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.852328 $1.698232 $1.711555 $1.581843 $1.211549 $1.054579 $1.098363 $1.007891 $0.986794	$2.217204 $1.852328 $1.698232 $1.711555 $1.581843 $1.211549 $1.054579 $1.098363 $1.007891	0.000 0.000 7,408.093 7,688.185 7,832.891 8,376.241 0.000 0.000 0.000
American Funds - International FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.067769 $1.054484 $1.129331 $1.186220 $0.997163 $0.864835 $1.027799 $0.980022 $0.982903	$1.380065 $1.067769 $1.054484 $1.129331 $1.186220 $0.997163 $0.864835 $1.027799 $0.980022	0.000 0.000 6,289.672 6,154.761 9,257.421 5,210.222 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.441117 $1.373291 $1.395040 $1.292728 $1.104879 $0.981128 $1.040017 $0.900399 $0.663638 $1.000000	$1.641459 $1.441117 $1.373291 $1.395040 $1.292728 $1.104879 $0.981128 $1.040017 $0.900399 $0.663638	0.000 0.000 0.000 25,070.967 25,296.682 28,406.284 16,986.197 0.000 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.293483 $2.170320 $2.203499 $2.011980 $1.566364 $1.375111 $1.442017 $1.257299 $0.946209 $1.683422	$2.735409 $2.293483 $2.170320 $2.203499 $2.011980 $1.566364 $1.375111 $1.442017 $1.257299 $0.946209	0.000 0.000 0.000 191.729 6,179.438 2,750.471 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.874995 $1.623876 $1.728818 $1.624757 $1.295830 $1.128715 $1.143202 $1.014193 $0.796072 $1.419332	$2.071900 $1.874995 $1.623876 $1.728818 $1.624757 $1.295830 $1.128715 $1.143202 $1.014193 $0.796072	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.809553 $1.834647 $1.749616 $1.606775 $1.204472 $1.073467 $1.094709 $0.901030 $0.717861 $1.389096	$2.393063 $1.809553 $1.834647 $1.749616 $1.606775 $1.204472 $1.073467 $1.094709 $0.901030 $0.717861	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.787226 $2.538742 $2.631119 $2.529841 $1.898249 $1.689437 $1.932005 $1.531940 $1.117551 $1.886714	$3.295573 $2.787226 $2.538742 $2.631119 $2.529841 $1.898249 $1.689437 $1.932005 $1.531940 $1.117551	0.000 0.000 0.000 5,721.108 5,935.399 5,591.043 5,670.093 0.000 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.844652 $1.720966 $1.812350 $1.734713 $1.358486 $1.090076 $1.221716 $0.985870 $0.639565 $1.338639	$2.154822 $1.844652 $1.720966 $1.812350 $1.734713 $1.358486 $1.090076 $1.221716 $0.985870 $0.639565	0.000 0.000 3,249.758 3,290.101 6,088.245 3,794.652 0.000 0.000 0.000 0.000
Franklin Founding Funds Allocation VIP Fund - Class 4(3) Subaccount Inception Date November 10, 2008	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.831087 $1.655503 $1.802760 $1.791351 $1.478775 $1.311076 $1.361314 $1.260784 $0.989698 $1.000000	$2.004806 $1.831087 $1.655503 $1.802760 $1.791351 $1.478775 $1.311076 $1.361314 $1.260784 $0.989698	0.000 0.000 0.000 60,659.375 125,904.666 128,639.806 112,352.545 62,123.890 0.000 0.000
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.272407 $1.137616 $1.247831 $1.216035 $1.088054 $0.984774 $0.980561 $0.887236 $0.667079 $0.966884	$1.368879 $1.272407 $1.137616 $1.247831 $1.216035 $1.088054 $0.984774 $0.980561 $0.887236 $0.667079	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.219933 $1.071578 $1.149210 $1.093726 $0.869358 $0.775884 $0.799315 $0.732851 $0.592743 $0.960957	$1.296561 $1.219933 $1.071578 $1.149210 $1.093726 $0.869358 $0.775884 $0.799315 $0.732851 $0.592743	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2017 2016 2015 2014 2013 2012	$1.436782 $1.435755 $1.397377 $1.317048 $0.960487 $1.000000	$1.790309 $1.436782 $1.435755 $1.397377 $1.317048 $0.960487	0.000 0.000 0.000 0.000 0.000 0.000
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.997623 $2.725976 $2.678229 $2.432642 $1.878276 $1.637006 $1.696902 $1.378244 $0.972780 $1.766658	$3.736951 $2.997623 $2.725976 $2.678229 $2.432642 $1.878276 $1.637006 $1.696902 $1.378244 $0.972780	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.434906 $1.436691 $1.502765 $1.429410 $1.137815 $0.967884 $1.147206 $1.012439 $0.751211 $1.387768	$1.783115 $1.434906 $1.436691 $1.502765 $1.429410 $1.137815 $0.967884 $1.147206 $1.012439 $0.751211	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
JPMorgan Insurance Trust Core Bond Portfolio Subaccount Inception Date April 23, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.209147 $1.207125 $1.217038 $1.182609 $1.223657 $1.184497 $1.123744 $1.048790 $1.000000	$1.228448 $1.209147 $1.207125 $1.217038 $1.182609 $1.223657 $1.184497 $1.123744 $1.048790	0.000 0.000 0.000 11,734.527 20,631.792 21,328.188 22,589.032 10,038.992 0.000
JPMorgan Insurance Trust Mid Cap Value Portfolio Subaccount Inception Date May 1, 2004	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.951109 $2.623031 $2.747131 $2.433117 $1.874923 $1.588072 $1.584729 $1.308668 $0.916394 $1.398877	$3.293287 $2.951109 $2.623031 $2.747131 $2.433117 $1.874923 $1.588072 $1.584729 $1.308668 $0.916394	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
JPMorgan Insurance Trust Small Cap Core Portfolio Subaccount Inception Date May 1, 2004	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.962094 $2.511913 $2.703704 $2.515107 $1.801968 $1.534555 $1.642812 $1.317442 $0.853937 $1.280136	$3.348036 $2.962094 $2.511913 $2.703704 $2.515107 $1.801968 $1.534555 $1.642812 $1.317442 $0.853937	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
JPMorgan Insurance Trust U.S. Equity Portfolio–Class 1 Subaccount Inception Date April 23, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.677332 $2.460280 $2.486768 $2.225821 $1.665888 $1.443770 $1.499877 $1.346326 $1.000000	$3.212737 $2.677332 $2.460280 $2.486768 $2.225821 $1.665888 $1.443770 $1.499877 $1.346326	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.986461 $1.861320 $1.939224 $2.137223 $1.542916 $1.301232 $1.482104 $1.111499 $0.695533 $1.172551	$2.461685 $1.986461 $1.861320 $1.939224 $2.137223 $1.542916 $1.301232 $1.482104 $1.111499 $0.695533	0.000 0.000 0.000 6,719.014 6,806.752 6,898.022 6,995.544 0.000 0.000 0.000
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.687200 $1.580669 $1.620880 $1.526744 $1.310871 $1.204830 $1.209106 $1.124365 $0.973702 $1.278035	$1.854042 $1.687200 $1.580669 $1.620880 $1.526744 $1.310871 $1.204830 $1.209106 $1.124365 $0.973702	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.296435 $1.248333 $1.292540 $1.256577 $1.119656 $1.019006 $1.074161 $1.003281 $0.988801	$1.462980 $1.296435 $1.248333 $1.292540 $1.256577 $1.119656 $1.019006 $1.074161 $1.003281	0.000 0.000 0.000 0.000 24,484.024 26,199.903 28,109.295 29,978.366 0.000
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$0.917521 $0.872748 $0.951558 $1.091633 $0.905025 $0.780461 $0.890358 $0.837316 $0.622897 $1.065218	$1.050263 $0.917521 $0.872748 $0.951558 $1.091633 $0.905025 $0.780461 $0.890358 $0.837316 $0.622897	0.000 0.000 0.000 11,555.498 11,706.398 11,863.378 12,031.099 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AB Dynamic Allocation - Service Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.348114 $1.347518 $1.379585 $1.334980 $1.273324 $1.227163 $1.230558 $1.149363 $0.893361 $1.445762	$1.448296 $1.348114 $1.347518 $1.379585 $1.334980 $1.273324 $1.227163 $1.230558 $1.149363 $0.893361	0.000 0.000 0.000 13,724.759 13,910.191 14,091.302 14,270.588 0.000 0.000 0.000
TA Aegon Government Money Market - Service Class Subaccount Inception Date January 1, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$0.897718 $0.915134 $0.932934 $0.951082 $0.969581 $0.988547 $1.007723 $1.027323 $1.047238 $1.045100	$0.880626 $0.897718 $0.915134 $0.932934 $0.951082 $0.969581 $0.988547 $1.007723 $1.027323 $1.047238	0.000 0.000 0.000 0.000 8,289.252 0.000 0.000 0.000 42,204.858 0.000
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 21, 1999	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.829239 $1.621553 $1.727453 $1.699856 $1.629865 $1.419137 $1.383962 $1.257884 $0.873225 $1.194463	$1.923754 $1.829239 $1.621553 $1.727453 $1.699856 $1.629865 $1.419137 $1.383962 $1.257884 $0.873225	0.000 0.000 6,849.013 6,585.196 6,919.140 6,160.686 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date June 16, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.200396 $1.222031 $1.248053 $1.218514 $1.273956 $1.238666 $1.177000 $1.151322 $1.126486 $1.069229	$1.205282 $1.200396 $1.222031 $1.248053 $1.218514 $1.273956 $1.238666 $1.177000 $1.151322 $1.126486	0.000 0.000 0.000 242.531 144,805.247 153,260.851 144,687.261 52,988.475 0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date June 16, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.178084 $1.199323 $1.224859 $1.195863 $1.250277 $1.215642 $1.155119 $1.129925 $1.105550 $1.049354	$1.182875 $1.178084 $1.199323 $1.224859 $1.195863 $1.250277 $1.215642 $1.155119 $1.129925 $1.105550	0.000 0.000 0.000 0.000 0.000 0.000 152,734.839 19,265.982 16,880.523 17,260.743
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2017 2016 2015	$9.912032 $9.496038 $9.999471	$11.144919 $9.912032 $9.496038	0.000 0.000 0.000
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date August 16, 2017	2017	$2.135573	$2.297743	0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.115414 $1.881969 $1.995125 $1.817133 $1.425843 $1.304201 $1.297697 $1.201068 $1.076816 $1.665113	$2.409752 $2.115414 $1.881969 $1.995125 $1.817133 $1.425843 $1.304201 $1.297697 $1.201068 $1.076816	0.000 0.000 3,068.274 3,053.094 3,388.059 3,486.183 0.000 0.000 0.000 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount Inception Date March 21, 2016	2017 2016	$10.430920 $9.998417	$12.608635 $10.430920	0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.456080 $1.419669 $1.465347 $1.469571 $1.310548 $1.216212 $1.290476 $1.199639 $1.000000	$1.621031 $1.456080 $1.419669 $1.465347 $1.469571 $1.310548 $1.216212 $1.290476 $1.199639	0.000 0.000 3,862.842 4,121.187 332,256.084 330,005.978 332,499.643 294,340.528 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2017 2016 2015	$9.234885 $9.379647 $10.224896	$10.191636 $9.234885 $9.379647	0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date May 1, 2015	2017 2016 2015	$8.991805 $9.184016 $10.214991	$10.396260 $8.991805 $9.184016	0.000 0.000 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount Inception Date March 21, 2016	2017 2016	$10.115681 $9.998417	$11.197545 $10.115681	0.000 0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount Inception Date March 21, 2016	2017 206	$10.184643 $9.998417	$11.785148 $10.184643	0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.650754 $1.604115 $1.637430 $1.588807 $1.441794 $1.336248 $1.313094 $1.203393 $1.000000	$1.808429 $1.650754 $1.604115 $1.637430 $1.588807 $1.441794 $1.336248 $1.313094 $1.203393	0.000 19,413.133 20,113.075 20,745.602 91,209.474 126,364.029 128,893.736 131,379.414 54,646.502
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.006301 $2.036776 $2.094766 $1.885024 $1.853072 $1.511779 $1.639742 $1.449864 $1.111342 $1.970525	$2.184794 $2.006301 $2.036776 $2.094766 $1.885024 $1.853072 $1.511779 $1.639742 $1.449864 $1.111342	0.000 0.000 2,793.490 3,017.380 5,202.470 5,306.235 0.000 0.000 0.000 0.000
TA Greystone International Growth - Service Class(4) Subaccount Inception Date May 1, 2001	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.627594 $1.661475 $1.698002 $1.830133 $1.584316 $1.325453 $1.505048 $1.391018 $1.072424 $1.696321	$2.027394 $1.627594 $1.661475 $1.698002 $1.830133 $1.584316 $1.325453 $1.505048 $1.391018 $1.072424	0.000 0.000 0.000 199.307 2,563.603 2,863.054 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA International Equity Index - Service Class(3) Subaccount Inception Date May 1, 2017	2017	$9.998292	$10.995615	0.000
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.191270 $1.166390 $1.187688 $1.122920 $0.961881 $0.871759 $0.996461 $0.985328 $0.986563	$1.364094 $1.191270 $1.166390 $1.187688 $1.122920 $0.961881 $0.871759 $0.996461 $0.985328	0.000 0.000 4,983.538 5,017.854 5,359.618 5,174.394 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.762248 $1.838879 $1.978887 $2.022766 $1.485434 $1.392370 $1.524959 $1.163858 $0.741036 $1.410653	$2.225417 $1.762248 $1.838879 $1.978887 $2.022766 $1.485434 $1.392370 $1.524959 $1.163858 $0.741036	0.000 0.000 3,242.763 2,939.409 3,049.765 3,450.833 0.000 0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount Inception Date December 13, 1996	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.085486 $2.167259 $1.988569 $1.846579 $1.371150 $1.211348 $1.244530 $1.133110 $0.821098 $1.331150	$2.782865 $2.085486 $2.167259 $1.988569 $1.846579 $1.371150 $1.211348 $1.244530 $1.133110 $0.821098	0.000 0.000 0.000 0.000 2,820.764 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class(5) Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.419609 $1.387493 $1.445555 $1.445576 $1.350946 $1.284960 $1.279792 $1.200247 $0.979668 $1.270830	$1.567519 $1.419609 $1.387493 $1.445555 $1.445576 $1.350946 $1.284960 $1.279792 $1.200247 $0.979668	0.000 0.000 0.000 0.000 73,284.102 162,420.178 164,678.366 150,794.422 54,299.373 44,922.259
TA JPMorgan Asset Allocation - Growth - Service Class(6) Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.636835 $1.576886 $1.642406 $1.634594 $1.318520 $1.196149 $1.293078 $1.149855 $0.904932 $1.531534	$1.996940 $1.636835 $1.576886 $1.642406 $1.634594 $1.318520 $1.196149 $1.293078 $1.149855 $0.904932	0.000 0.000 0.000 0.000 0.000 0.000 0.000 38,009.732 42,486.153 18,371.575
TA JPMorgan Asset Allocation - Moderate Growth - Service Class(7) Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.612898 $1.547500 $1.618455 $1.610601 $1.379332 $1.274183 $1.329232 $1.205589 $0.961203 $1.461051	$1.890572 $1.612898 $1.547500 $1.618455 $1.610601 $1.379332 $1.274183 $1.329232 $1.205589 $0.961203	0.000 47,160.643 47,531.279 60,566.235 249,933.466 304,277.903 307,612.652 297,461.650 102,633.990 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Moderate - Service Class(8) Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.536941 $1.488591 $1.556163 $1.546150 $1.392087 $1.300858 $1.322304 $1.223994 $0.988819 $1.365998	$1.750662 $1.536941 $1.488591 $1.556163 $1.546150 $1.392087 $1.300858 $1.322304 $1.223994 $0.988819	0.000 0.000 0.000 0.000 50,240.123 62,478.487 63,312.914 64,160.781 0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount Inception Date May 2, 2011	2017 2016 2015 2014 2013 2012 2011	$1.042771 $1.041589 $1.058348 $1.026609 $1.069403 $1.040878 $1.000000	$1.057863 $1.042771 $1.041589 $1.058348 $1.026609 $1.069403 $1.040878	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 2, 1997	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.033559 $1.865627 $1.908778 $1.707477 $1.317418 $1.157027 $1.173977 $1.042079 $0.821552 $1.340681	$2.410068 $2.033559 $1.865627 $1.908778 $1.707477 $1.317418 $1.157027 $1.173977 $1.042079 $0.821552	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class(9) Subaccount Inception Date May 1, 2006	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$0.960328 $0.968571 $1.006441 $1.034225 $0.937530 $0.849823 $0.936974 $0.866493 $0.683054 $1.093585	$1.144261 $0.960328 $0.968571 $1.006441 $1.034225 $0.937530 $0.849823 $0.936974 $0.866493 $0.683054	0.000 0.000 0.000 113,178.324 122,144.107 126,504.193 87,633.339 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.264575 $2.020197 $2.121951 $1.881360 $1.458956 $1.237180 $1.239808 $1.029113 $0.985146	$2.514338 $2.264575 $2.020197 $2.121951 $1.881360 $1.458956 $1.237180 $1.239808 $1.029113	0.000 0.000 2,843.151 2,946.042 5,839.857 3,447.755 0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date May 2, 2011	2017 2016 2015 2014 2013 2012 2011	$1.124226 $1.099983 $1.125953 $1.080073 $1.045796 $0.992199 $1.000000	$1.196575 $1.124226 $1.099983 $1.125953 $1.080073 $1.045796 $0.992199	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2017 2016 2015 2014 2013 2012	$1.074682 $1.102980 $1.148341 $1.079194 $1.005932 $1.000000	$1.164526 $1.074682 $1.102980 $1.148341 $1.079194 $1.005932	0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2017 2016 2015 2014 2013 2012	$1.113574 $1.146564 $1.204448 $1.135095 $1.000988 $1.000000	$1.236609 $1.113574 $1.146564 $1.204448 $1.135095 $1.000988	0.000 0.000 0.000 0.000 0.000 0.000
TA Madison Diversified Income - Service Class Subaccount Inception Date June 1, 2017	2017	$10.022763	$10.451931	0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.176865 $1.156370 $1.200158 $1.170327 $1.070743 $1.007162 $1.011917 $0.931999 $0.815389 $1.000000	$1.309554 $1.176865 $1.156370 $1.200158 $1.170327 $1.070743 $1.007162 $1.011917 $0.931999 $0.815389	0.000 0.000 10,876.060 12,372.117 24,874.545 33,743.660 0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.226403 $1.201293 $1.233201 $1.194629 $1.133279 $1.083783 $1.070874 $0.997727 $0.999947	$1.335737 $1.226403 $1.201293 $1.233201 $1.194629 $1.133279 $1.083783 $1.070874 $0.997727	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.180669 $1.149942 $1.215081 $1.191467 $1.022629 $0.934661 $0.963772 $0.869488 $0.719630 $1.000000	$1.372087 $1.180669 $1.149942 $1.215081 $1.191467 $1.022629 $0.934661 $0.963772 $0.869488 $0.719630	0.000 0.000 0.000 265,487.226 290,777.124 285,710.378 334,778.803 211,458.931 213,030.401 110,268.010
TA Market Participation Strategy - Service Class Subaccount Inception Date September 17, 2012	2017 2016 2015 2014 2013 2012	$1.138890 $1.114645 $1.174447 $1.108196 $0.988494 $1.000000	$1.237739 $1.138890 $1.114645 $1.174447 $1.108196 $0.988494	0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.092824 $2.188308 $2.001764 $1.929148 $1.329905 $1.177013 $1.276353 $1.023893 $0.818287 $1.314715	$2.941169 $2.092824 $2.188308 $2.001764 $1.929148 $1.329905 $1.177013 $1.276353 $1.023893 $0.818287	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.029582 $1.922244 $1.960975 $1.809279 $1.566437 $1.420983 $1.396253 $1.149041 $0.930174 $1.406565	$2.265959 $2.029582 $1.922244 $1.960975 $1.809279 $1.566437 $1.420983 $1.396253 $1.149041 $0.930174	0.000 0.000 0.000 7,889.079 59,343.971 59,312.336 59,854.874 38,448.716 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.039395 $1.005506 $1.051894 $0.994519 $0.906509 $0.915280 $0.966004 $1.020140 $0.998150	$1.142305 $1.039395 $1.005506 $1.051894 $0.994519 $0.906509 $0.915280 $0.966004 $1.020140	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$0.992341 $0.963669 $1.003296 $0.940789 $0.886809 $0.890613 $0.981138 $1.021887 $0.997257	$1.074587 $0.992341 $0.963669 $1.003296 $0.940789 $0.886809 $0.890613 $0.981138 $1.021887	0.000 0.000 13,062.134 12,991.755 12,492.313 11,198.374 0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$0.991475 $0.963805 $1.017782 $0.975275 $0.851234 $0.861968 $0.994228 $1.020807 $0.996388	$1.116766 $0.991475 $0.963805 $1.017782 $0.975275 $0.851234 $0.861968 $0.994228 $1.020807	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.351068 $1.344079 $1.363236 $1.332021 $1.396607 $1.326819 $1.276669 $1.217156 $1.072024 $1.127650	$1.386860 $1.351068 $1.344079 $1.363236 $1.332021 $1.396607 $1.326819 $1.276669 $1.217156 $1.072024	0.000 0.000 0.000 0.000 119,203.451 127,819.377 155,116.493 156,314.431 24,754.124 24,872.578
TA PineBridge Inflation Opportunities - Service Class Subaccount Inception Date May 2, 2011	2017 2016 2015 2014 2013 2012 2011	$0.967477 $0.950149 $0.997270 $0.983501 $1.108541 $1.063308 $1.000000	$0.978728 $0.967477 $0.950149 $0.997270 $0.983501 $1.108541 $1.063308	0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 1, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$0.058644 $0.078231 $0.086018 $0.117844 $0.218874 $0.316248 $0.402756 $0.560672 $1.000000	$0.038914 $0.058644 $0.078231 $0.086018 $0.117844 $0.218874 $0.316248 $0.402756 $0.560672	0.000 0.000 0.000 18,015.222 18,258.663 36,240.603 36,726.772 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date May 2, 2011	2017 2016 2015 2014 2013 2012 2011	$1.053500 $1.046280 $1.092476 $1.075010 $1.023603 $0.977398 $1.000000	$1.154289 $1.053500 $1.046280 $1.092476 $1.075010 $1.023603 $0.977398	0.000 0.000 0.000 0.000 4,735.874 5,029.361 5,629.584
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 2, 2011	2017 2016 2015 2014 2013 2012 2011	$1.058957 $1.058727 $1.154841 $1.140580 $0.998067 $0.917169 $1.000000	$1.249676 $1.058957 $1.058727 $1.154841 $1.140580 $0.998067 $0.917169	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount Inception Date May 2, 2011	2017 2016 2015 2014 2013 2012 2011	$1.060382 $1.057910 $1.126738 $1.108615 $1.017170 $0.957650 $1.000000	$1.200824 $1.060382 $1.057910 $1.126738 $1.108615 $1.017170 $0.957650	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Small Mid Cap Value - Service Class Subaccount Inception Date January 1, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.983251 $1.673614 $1.754214 $1.704341 $1.277274 $1.122275 $1.177784 $0.923285 $0.658706 $1.000000	$2.242263 $1.983251 $1.673614 $1.754214 $1.704341 $1.277274 $1.122275 $1.177784 $0.923285 $0.658706	0.000 0.000 0.000 0.000 1,459.799 0.000 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.592887 $2.381331 $2.376560 $2.280512 $1.617939 $1.429351 $1.435452 $1.091625 $0.804533 $1.289852	$3.103540 $2.592887 $2.381331 $2.376560 $2.280512 $1.617939 $1.429351 $1.435452 $1.091625 $0.804533	0.000 0.000 5,334.359 5,685.229 7,647.904 6,317.016 0.000 0.000 0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount Inception Date January 1, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.057861 $1.970278 $2.046277 $1.900898 $1.459209 $1.273531 $1.332071 $1.142407 $0.802752 $1.416163	$2.511420 $2.057861 $1.970278 $2.046277 $1.900898 $1.459209 $1.273531 $1.332071 $1.142407 $0.802752	0.000 0.000 0.000 0.000 2,695.482 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA TS&W International Equity - Service Class Subaccount Inception Date January 1, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.571312 $1.589696 $1.604025 $1.728301 $1.420144 $1.243567 $1.483939 $1.398174 $1.134211 $1.897250	$1.890602 $1.571312 $1.589696 $1.604025 $1.728301 $1.420144 $1.243567 $1.483939 $1.398174 $1.134211	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA U.S. Equity Index - Service Class(3) Subaccount Inception Date May 1, 2017	2017	$9.998292	$11.163297	0.000
TA WMC US Growth - Service Class Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.934834 $1.923584 $1.839496 $1.692060 $1.305539 $1.179434 $1.251557 $1.086083 $0.859034 $1.627255	$2.445718 $1.934834 $1.923584 $1.839496 $1.692060 $1.305539 $1.179434 $1.251557 $1.086083 $0.859034	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.871437 $1.705914 $1.702946 $1.577669 $1.186830 $1.024988 $0.978382 $0.878204 $0.738833 $1.261449	$2.192146 $1.871437 $1.705914 $1.702946 $1.577669 $1.186830 $1.024988 $0.978382 $0.878204 $0.738833	0.000 0.000 0.000 0.000 0.000 702.797 705.668 3,559.318 3,582.663 3,607.264
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.533753 $1.517153 $1.385704 $1.232456 $0.910853 $0.790303 $0.831363 $0.766396 $0.565961 $0.952272	$1.994683 $1.533753 $1.517153 $1.385704 $1.232456 $0.910853 $0.790303 $0.831363 $0.766396 $0.565961	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.593097 $2.437036 $2.457291 $2.228311 $1.722877 $1.502076 $1.564362 $1.354615 $1.012451 $1.788832	$3.114069 $2.593097 $2.437036 $2.457291 $2.228311 $1.722877 $1.502076 $1.564362 $1.354615 $1.012451	47,688.153 47,688.153 47,688.153 47,688.153 47,688.153 47,688.153 47,688.153 47,688.153 47,688.153 47,688.153

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.879677 $1.616787 $1.709454 $1.595530 $1.263782 $1.093210 $1.099640 $0.968848 $0.755259 $1.337242	$2.091396 $1.879677 $1.616787 $1.709454 $1.595530 $1.263782 $1.093210 $1.099640 $0.968848 $0.755259	0.000 0.000 0.000 0.000 0.000 615.110 617.617 620,489 623.339 626.617
Fidelity VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 3, 2004	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.827021 $1.848627 $1.776795 $1.607000 $1.182989 $1.003873 $0.996764 $0.817352 $0.568927 $1.284076	$2.421261 $1.827021 $1.848627 $1.776795 $1.607000 $1.182989 $1.003873 $0.996764 $0.817352 $0.568927	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.516252 $1.526754 $1.446003 $1.318845 $0.981851 $0.869018 $0.880152 $0.719468 $0.569269 $1.093944	$2.018999 $1.516252 $1.526754 $1.446003 $1.318845 $0.981851 $0.869018 $0.880152 $0.719468 $0.569269	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$3.562366 $3.222550 $3.316852 $3.167276 $2.360244 $2.086107 $2.369263 $1.865781 $1.351755 $2.266360	$4.241099 $3.562366 $3.222550 $3.316852 $3.167276 $2.360244 $2.086107 $2.369263 $1.865781 $1.351755	45,716.904 45,716.904 45,716.904 45,716.904 45,716.904 45,716.904 45,716.904 45,716.904 45,716.904 45,716.904
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.317730 $2.147514 $2.246013 $2.135026 $1.660490 $1.323223 $1.472847 $1.180361 $0.760482 $1.580730	$2.726105 $2.317730 $2.147514 $2.246013 $2.135026 $1.660490 $1.323223 $1.472847 $1.180361 $0.760482	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.360078 $1.207682 $1.315580 $1.273260 $1.131434 $1.016968 $1.005682 $0.903723 $0.674813 $0.971353	$1.473281 $1.360078 $1.207682 $1.315580 $1.273260 $1.131434 $1.016968 $1.005682 $0.903723 $0.674813	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.304040 $1.137625 $1.211658 $1.145233 $0.904048 $0.801269 $0.819803 $0.746489 $0.599635 $0.965403	$1.395506 $1.304040 $1.137625 $1.211658 $1.145233 $0.904048 $0.801269 $0.819803 $0.746489 $0.599635	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2017 2016 2015 2014 2013 2012	$1.483857 $1.472636 $1.423414 $1.332374 $0.964999 $1.000000	$1.861694 $1.483857 $1.472636 $1.423414 $1.332374 $0.964999	0.000 0.000 0.000 0.000 0.000 0.000
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.327418 $2.102009 $2.051015 $1.850161 $1.418737 $1.227967 $1.264171 $1.019736 $0.714794 $1.289164	$2.921431 $2.327418 $2.102009 $2.051015 $1.850161 $1.418737 $1.227967 $1.264171 $1.019736 $0.714794	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.117835 $1.111554 $1.154692 $1.090790 $0.862311 $0.728468 $0.857507 $0.751573 $0.553819 $1.016044	$1.398672 $1.117835 $1.111554 $1.154692 $1.090790 $0.862311 $0.728468 $0.857507 $0.751573 $0.553819	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Henderson Mid Cap Value Portfolio - Service Shares Subaccount Inception Date May 1, 2004	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.411849 $2.056122 $2.161591 $2.018285 $1.624295 $1.484495 $1.549208 $1.359661 $1.035702 $1.454423	$2.706882 $2.411849 $2.056122 $2.161591 $2.018285 $1.624295 $1.484495 $1.549208 $1.359661 $1.035702	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 3,730.542
JPMorgan Insurance Trust Core Bond Portfolio Subaccount Inception Date April 23, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.274939 $1.264094 $1.265725 $1.221478 $1.255193 $1.206639 $1.136914 $1.053799 $1.000000	$1.304228 $1.274939 $1.264094 $1.265725 $1.221478 $1.255193 $1.206639 $1.136914 $1.053799	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
JPMorgan Insurance Trust Mid Cap Value Portfolio Subaccount Inception Date April 23, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.111631 $2.746776 $2.856976 $2.513045 $1.923222 $1.617737 $1.603270 $1.352727 $1.000000	$3.496356 $3.111631 $2.746776 $2.856976 $2.513045 $1.923222 $1.617737 $1.603270 $1.314897	40,389.121 40,389.121 40,389.121 40,389.121 40,389.121 40,389.121 40,389.121 40,389.121 40,389.121
JPMorgan Insurance Trust Small Cap Core Portfolio Subaccount Inception Date April 23, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.122963 $2.630201 $2.811570 $2.597484 $1.848221 $1.563096 $1.661890 $1.323602 $1.000000	$3.554193 $3.122963 $2.630201 $2.811570 $2.597484 $1.848221 $1.563096 $1.661890 $1.323602	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
JPMorgan Insurance Trust U.S. Equity Portfolio–Class 1 Subaccount Inception Date April 23, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.822986 $2.576367 $2.586224 $2.298955 $1.708802 $1.470738 $1.517421 $1.352727 $1.000000	$3.410867 $2.822986 $2.576367 $2.586224 $2.298955 $1.708802 $1.470738 $1.517421 $1.352727	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.178182 $2.026982 $2.097320 $2.295573 $1.645861 $1.378473 $1.559306 $1.161385 $0.721754 $1.208354	$2.717863 $2.178182 $2.026982 $2.097320 $2.295573 $1.645861 $1.378473 $1.559306 $1.161385 $0.721754	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.859665 $1.730313 $1.762153 $1.648416 $1.405624 $1.283009 $1.278746 $1.180963 $1.015691 $1.323958	$2.057638 $1.859665 $1.730313 $1.762153 $1.648416 $1.405624 $1.283009 $1.278746 $1.180963 $1.015691	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$0.980781 $0.926525 $1.003248 $1.143036 $0.941134 $0.805995 $0.913165 $0.852876 $0.630121 $1.070130	$1.130417 $0.980781 $0.926525 $1.003248 $1.143036 $0.941134 $0.805995 $0.913165 $0.852876 $0.630121	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AB Dynamic Allocation - Initial Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.680861 $1.664793 $1.686880 $1.618005 $1.528428 $1.458088 $1.449976 $1.343302 $1.035882 $1.661544	$1.821913 $1.680861 $1.664793 $1.686880 $1.618005 $1.528428 $1.458088 $1.449976 $1.343302 $1.035882	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon Government Money Market - Initial Class Subaccount Inception Date January 1, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.003957 $1.016387 $1.029083 $1.041878 $1.054856 $1.068064 $1.081306 $1.094790 $1.107014 $1.094695	$0.991612 $1.003957 $1.016387 $1.029083 $1.041878 $1.054856 $1.068064 $1.081306 $1.094790 $1.107014	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 3,788.167
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 21, 1999	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.302884 $2.021478 $2.136983 $2.080936 $1.976566 $1.705221 $1.647887 $1.483913 $1.020431 $1.381306	$2.443835 $2.302884 $2.021478 $2.136983 $2.080936 $1.976566 $1.705221 $1.647887 $1.483913 $1.020431	2,283.368 2,286.317 2,289.782 2,293.526 2,297.165 2,892.387 2,899.536 2,908.337 2,916.915 2,926.523
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date June 16, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.450611 $1.464293 $1.481129 $1.432932 $1.484019 $1.429157 $1.344691 $1.304088 $1.263925 $1.188702	$1.470818 $1.450611 $1.464293 $1.481129 $1.432932 $1.484019 $1.429157 $1.344691 $1.304088 $1.263925	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 3,812.614
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.265967 $1.996455 $2.096788 $1.892658 $1.471331 $1.333492 $1.314183 $1.204776 $1.070125 $1.638984	$2.605730 $2.265967 $1.996455 $2.096788 $1.892658 $1.471331 $1.333492 $1.314183 $1.204776 $1.070125	60,644.446 61,401.897 62,367.407 73,974.715 65,978.799 123,031.045 124,434.965 130,015.266 32,160.498 6,038.582
TA Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.632984 $2.649248 $2.698595 $2.405962 $2.344689 $1.895479 $2.035925 $1.782147 $1.352468 $2.376670	$2.894929 $2.632984 $2.649248 $2.698595 $2.405962 $2.344689 $1.895479 $2.035925 $1.782147 $1.352468	0.000 0.000 0.000 831.125 8,217.075 8,513.688 8,521.669 8,530.602 8,540.821 8,552.397

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Greystone International Growth - Initial Class(4) Subaccount Inception Date May 1, 2001	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.370626 $1.386627 $1.402894 $1.497944 $1.284313 $1.064576 $1.198383 $1.098102 $0.837955 $1.311199	$1.722585 $1.370626 $1.386627 $1.402894 $1.497944 $1.284313 $1.064576 $1.198383 $1.098102 $0.837955	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.356242 $1.401791 $1.494522 $1.512975 $1.100950 $1.021978 $1.109148 $0.838670 $0.528867 $0.997022	$1.728125 $1.356242 $1.401791 $1.494522 $1.512975 $1.100950 $1.021978 $1.109148 $0.838670 $0.528867	2,049.381 2,052.029 2,055.137 2,058.497 2,061.763 2,065.319 2,069.565 0.000 0.000 0.000
TA Jennison Growth - Initial Class Subaccount Inception Date December 13, 1996	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.736331 $1.787436 $1.624534 $1.495887 $1.099890 $0.962002 $0.980165 $0.884015 $0.634782 $1.020357	$2.339869 $1.736331 $1.787436 $1.624534 $1.495887 $1.099890 $0.962002 $0.980165 $0.884015 $0.634782	26,451.430 26,777.607 26,801.739 26,824.695 63,205.499 75,333.625 92,571.438 105,020.891 15,699.102 15,736.073
TA JPMorgan Asset Allocation - Conservative - Initial Class(5) Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.694263 $1.639591 $1.693225 $1.677670 $1.553164 $1.463492 $1.443418 $1.341624 $1.084764 $1.393535	$1.887771 $1.694263 $1.639591 $1.693225 $1.677670 $1.553164 $1.463492 $1.443418 $1.341624 $1.084764	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Growth - Initial Class(6) Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.839475 $1.755703 $1.812649 $1.786542 $1.426436 $1.282768 $1.373148 $1.209469 $0.943304 $1.582269	$2.264389 $1.839475 $1.755703 $1.812649 $1.786542 $1.426436 $1.282768 $1.373148 $1.209469 $0.943304	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Initial Class(7) Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.848530 $1.756582 $1.819163 $1.795718 $1.522976 $1.393746 $1.440106 $1.293468 $1.021885 $1.538888	$2.186796 $1.848530 $1.756582 $1.819163 $1.795718 $1.522976 $1.393746 $1.440106 $1.293468 $1.021885	123,520.505 123,520.505 123,520.505 123,520.505 123,520.505 123,520.505 123,520.505 123,520.505 123,520.505 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Moderate - Initial Class(8) Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.798554 $1.724989 $1.786339 $1.759986 $1.570026 $1.452682 $1.462229 $1.341335 $1.074425 $1.469438	$2.068938 $1.798554 $1.724989 $1.786339 $1.759986 $1.570026 $1.452682 $1.462229 $1.341335 $1.074425	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 2, 1997	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.853689 $1.685474 $1.707802 $1.514335 $1.157026 $1.006921 $1.012004 $0.889633 $0.695084 $1.123403	$2.218160 $1.853689 $1.685474 $1.707802 $1.514335 $1.157026 $1.006921 $1.012004 $0.889633 $0.695084	27,722.476 28,861.475 29,757.995 30,621.235 31,578.223 33,365.353 49,287.001 50,621.823 80,871.006 94,033.501
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.107181 $2.182856 $1.977088 $1.888425 $1.289733 $1.130215 $1.214860 $0.965218 $0.764045 $1.215742	$2.988573 $2.107181 $2.182856 $1.977088 $1.888425 $1.289733 $1.130215 $1.214860 $0.965218 $0.764045	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.352670 $2.208127 $2.230944 $2.038483 $1.747752 $1.572120 $1.529974 $1.248058 $1.000543 $1.498683	$2.652196 $2.352670 $2.208127 $2.230944 $2.038483 $1.747752 $1.572120 $1.529974 $1.248058 $1.000543	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.643290 $1.619850 $1.628858 $1.575574 $1.636957 $1.541170 $1.468334 $1.386905 $1.210180 $1.260541	$1.702346 $1.643290 $1.619850 $1.628858 $1.575574 $1.636957 $1.541170 $1.468334 $1.386905 $1.210180	0.000 0.000 0.000 0.000 0.000 532.769 534.941 537.431 539.902 542.739
TA Small/Mid Cap Value - Initial Class Subaccount Inception Date January 1, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$3.869933 $3.234792 $3.359635 $3.232715 $2.401091 $2.088952 $2.172744 $1.686857 $1.192595 $2.042093	$4.416785 $3.869933 $3.234792 $3.359635 $3.232715 $2.401091 $2.088952 $2.172744 $1.686857 $1.192595	91,261.783 91,269.665 91,279.035 97,754.194 98,024.589 119,120.721 119,310.291 120,121.218 120,164.570 130,365.563

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.743190 $2.497190 $2.468336 $2.345567 $1.648412 $1.442743 $1.436428 $1.081922 $0.789781 $1.254462	$3.316068 $2.743190 $2.497190 $2.468336 $2.345567 $1.648412 $1.442743 $1.436428 $1.081922 $0.789781	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date January 1, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.130480 $2.020875 $2.078854 $1.913568 $1.455655 $1.258384 $1.303628 $1.107576 $0.771208 $1.348278	$2.624434 $2.130480 $2.020875 $2.078854 $1.913568 $1.455655 $1.258384 $1.303628 $1.107576 $0.771208	3,228.521 3,228.521 3,228.521 3,228.521 3,228.521 17,098.019 17,098.019 17,098.019 17,098.019 17,098.019
TA TS&W International Equity - Initial Class Subaccount Inception Date January 1, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.445564 $1.447990 $1.447038 $1.545246 $1.258268 $1.091270 $1.289168 $1.203254 $0.967802 $1.602061	$1.754874 $1.445564 $1.447990 $1.447038 $1.545246 $1.258268 $1.091270 $1.289168 $1.203254 $0.967802	8,655.599 8,659.550 8,664.451 8,668.770 8,673.518 19,432.569 19,539.735 20,020.076 20,037.173 29,379.807
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.824940 $1.797173 $1.703016 $1.551973 $1.186249 $1.061382 $1.116284 $0.959353 $0.751847 $1.409942	$2.328731 $1.824940 $1.797173 $1.703016 $1.551973 $1.186249 $1.061382 $1.116284 $0.959353 $0.751847	29,216.599 30,111.361 30,868.406 31,598.765 120,952.218 140,982.344 162,894.230 130,185.492 146,106.331 159,591.103
(1)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(4)	Effective on or about May 1, 2018, TA MFS International Equity was renamed TA Greystone International Growth.
(5)	Effective on or about February 1, 2018 TA Asset Allocation – Conservative was renamed TA JPMorgan Asset Allocation – Conservative.
(6)	Effective on or about February 1, 2018 TA Asset Allocation – Growth was renamed TA JPMorgan Asset Allocation – Growth.
(7)	Effective on or about February 1, 2018 TA Asset Allocation – Moderate Growth was renamed TA JPMorgan Asset Allocation – Moderate Growth.
(8)	Effective on or about February 1, 2018 TA Asset Allocation – Moderate was renamed TA JPMorgan Asset Allocation – Moderate.
(9)	Effective on or about February 1, 2018 TA International Moderate Growth was renamed TA JPMorgan International Moderate Growth.

APPENDIX
POLICY VARIATIONS
The dates shown below are the approximate first issue dates of the various versions of the policy. These dates will vary by state in many cases. This Appendix describes certain of the more significant differences in features of the various versions of the policy. There may be additional variations. Please see your actual policy and any attachments for determining your specific coverage.
Approximate First Issue Date
Policy Form Number	AV211 101 65 189	May 1995
	AV343 101 90 396	January 1997
	AV806 101 158 102 (Landmark 2002, Landmark 2002 Revised and Landmark 2008)	May 2002
Policy Endorsement Form Number	AE 877 695	May 1996
	AE 847 394 and AE 1138 1199	November 1999
	AE 1261 705	May 2006

Product Feature	Landmark NY 96 & Prior Form Numbers: AV211 101 65 189 AE 877 695	Landmark NY 97 Form Numbers: AV343 101 90 396 AE 1138 1199
Guaranteed Minimum Death Benefit Option(s)	Annual Step-Up Death Benefit (Endorsement AE 877 695). Available if owner and annuitant are age 80 or younger.	A. Annual Step-Up Death Benefit
B. Return of Premium Death Benefit
Option A is available if owner and annuitant are age 80 or younger.
Option B is available if owner and annuitant are age 90 or younger.
Death Proceeds	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value and (b) guaranteed minimum death benefit.
Mortality & Expense Risk Fee and Administrative Charge prior to Annuity Commencement Date	1.40%	• 1.40% for Return of Premium (Years 1-7) • 1.25% for Return of Premium (Years 8+) • 1.55% for Annual Step-Up (Years 1-7) • 1.40% for Annual Step-Up (Years 8+)
Is Mortality & Expense Risk Fee and Administrative Charge different after the annuity commencement date?	N/A	Yes (1.10%, plus administrative charge, regardless of the death benefit chosen prior to the annuity commencement date.)
Fund Facilitation Fee	No	No
Guaranteed Period Options (available in the fixed account)	1 and 3 year guaranteed periods available.	1 year guaranteed period available.
Annual Contract Charge (Service Charge)	If policy value is: $0-$1,750 = 2% $1,751-$49,999.99 = $35 + $49,999.99 = $0	If policy value is: $0-$1,750 = 2% $1,751-$49,999.99 = $35 + $49,999.99 = $0
Premium EnhancementSM	No	No
Liquidity (L-Share) Optional Rider	No	No
Optional Riders	No	• 5 for LifeSM 2005
• 5 for LifeSM Growth w/Death Benefit
• 5 for LifeSM with Growth
• Family Income Protector
• Living Benefits Rider 2003
• Living Benefits Rider 2005
• Managed Annuity Program
• Managed Annuity Program II
• Taxpayer
• Taxpayer Plus 2
• Taxpayer 2003

POLICY VARIATIONS — (Continued)
Product Feature	Landmark NY 96 & Prior Form Numbers: AV211 101 65 189 AE 877 695	Landmark NY 97 Form Numbers: AV343 101 90 396 AE 1138 1199
Asset Rebalancing	N/A	Yes
Dollar Cost Averaging Fixed Account Option	Yes (Endorsement AE 847 394)	Yes
Nursing Care and Terminal Condition Withdrawal Option	Yes (Endorsement AE 1261 705)	Yes (Endorsement AE 1261 705)
Surrender Charge Free Amount Limited to a Certain Number of Withdrawals	Yes - One per year.	Yes - One per year.

Product Feature	Landmark NY 2002 Form Number: AV806 101 158 102	Landmark NY 2002 Revised Form Number: AV806 101 158 102	Landmark NY 2008 Form Number: AV806 101 158 102
Guaranteed Minimum Death Benefit Option(s)	A. Annual Step-Up Death Benefit
B. Return of Premium Death Benefit
Option A is available if owner and annuitant are age 80 or younger.
Option B is available if owner and annuitant are age 90 or younger.	A. Annual Step-Up Death Benefit
B. Return of Premium Death Benefit
Option A is available if owner and annuitant are age 80 or younger.
Option B is available if owner and annuitant are age 90 or younger.	A. Annual Step-Up Death Benefit
B. Return of Premium Death Benefit
Option A is available if owner and annuitant are age 80 or younger. For riders issued on or after December 12, 2011.
Option B is available is owner and annuitant are age 86 or younger. For riders issued prior to December 12, 2011. Option B is available if owner and annuitant are age 90 or younger.
Death Proceeds	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.
Mortality & Expense Risk Fee and Administrative Charge prior to Annuity Commencement Date	• 1.30% for Return of Premium
• 1.75% for Return of Premium with Premium EnhancementSM Rider (Years 1-9)
• 1.30% for Return of Premium with Premium EnhancementSM Rider (Years 10+)
• 1.45% for Annual Step-Up
• 1.90% for Annual Step-Up with Premium EnhancementSM Rider (Years 1-9)
• 1.45% for Annual Step-Up with Premium EnhancementSM Rider (Years 10+)	• 1.30% for Return of Premium
• 1.75% for Return of Premium with Premium EnhancementSM Rider (Years 1-9)
• 1.30% for Return of Premium with Premium EnhancementSM Rider (Years 10+)
• 1.80% for Return of Premium with Liquidity Rider (Years 1-4)
• 1.30% for Return of Premium with Liquidity Rider (Years 5+)
• 1.45% for Annual Step-Up
• 1.95% for Annual Step-Up with Liquidity Rider (Years 1-4)
• 1.45% for Annual Step-Up with Liquidity Rider (Years 5+)	• 1.30% for Return of Premium
• 1.80% for Return of Premium with Liquidity Rider (Years 1-4)
• 1.30% for Return of Premium with Liquidity Rider (Years 5+)
• 1.45% for Annual Step-Up
• 1.95% for Annual Step-Up with Liquidity Rider (Years 1-4)
• 1.45% for Annual Step-Up with Liquidity Rider (Years 5+)
Is Mortality & Expense Risk Fee and Administrative Charge different after the annuity commencement date?	Yes –1.25%	Yes –1.25%	Yes –1.25%
Fund Facilitation Fee	No	Yes -
• 0.30% if you choose American Funds - Asset Allocation Fund, American Funds - Bond Fund, American Funds - Growth Fund, American Funds - Growth-Income Fund, or American Funds - International Fund.
• 0.20% if you choose AB Balanced Wealth Strategy Portfolio or State Street Total Return V.I.S. Fund.
• 0.15% if you choose Franklin Templeton VIP Founding Funds Allocation Fund.	Yes -
• 0.30% if you choose American Funds - Asset Allocation Fund, American Funds - Bond Fund, American Funds - Growth Fund, American Funds - Growth-Income Fund, or American Funds - International Fund.
• 0.20% if you choose AB Balanced Wealth Strategy Portfolio or State Street Total Return V.I.S. Fund.
• 0.15% if you choose Franklin Templeton VIP Founding Funds Allocation Fund, TA International Equity Index or TA U.S. Equity Index.

POLICY VARIATIONS — (Continued)
Product Feature	Landmark NY 2002 Form Number: AV806 101 158 102	Landmark NY 2002 Revised Form Number: AV806 101 158 102	Landmark NY 2008 Form Number: AV806 101 158 102
Guaranteed Period Options (available in the fixed account)	1, 3, 5 and 7 year guaranteed periods available.	1, 3, 5 and 7 year guaranteed periods available.	1, 3, 5 and 7 year guaranteed periods available.
Annual Contract Charge (Service Charge)	If policy value is: $0-$1,750 = 2% $1,751-$49,999.99 = $30 + $49,999.99 = $0	If policy value is: $0-$1,750 = 2% $1,751-$49,999.99 = $30 + $49,999.99 = $0	If policy value is: $0-$1,750 = 2% $1,751-$49,999.99 = $30 + $49,999.99 = $0
Premium EnhancementSM Optional Rider	Available	Available	Available
Liquidity (L-Share) Optional Rider	No	Available	Available
Optional Riders	• 5 for LifeSM Growth w/Death Benefit
• 5 for LifeSM with Growth
• 5 for LifeSM 2005
• Living Benefits Rider 2003
• Living Benefits Rider 2005
• Managed Annuity Program II
• Managed Annuity Program
• Family Income Protector
• Taxpayer
• Taxpayer Plus 2
• Taxpayer 2003	• Retirement Income Choice®
• Income SelectSM for Life
• 5 for LifeSM Growth w/Death Benefit
• 5 for LifeSM with Growth
• 5 for LifeSM 2005
• Retirement Income Max®
• Living Benefits Rider 2003
• Living Benefits Rider 2005
• Managed Annuity Program
• Taxpayer
• Taxpayer Plus 2
• Taxpayer 2003	• Retirement Income Max®
• Retirement Income Choice® 1.6
• Retirement Income Choice® 1.4
• Retirement Income Choice® 1.2
• Retirement Income Choice® 2008 (with Double Withdrawal Base Benefit)
• Retirement Income Choice®
• Living Benefits Rider 2005
• Taxpayer Plus 2
• Taxpayer 2003
Asset Rebalancing	Yes	Yes	Yes
Dollar Cost Averaging Fixed Account Option	Yes	Yes	Yes
Nursing Care and Terminal Condition Withdrawal Option	Yes (Endorsement AE 1261 705)	Yes (Endorsement AE 1261 705)	Yes (Endorsement AE 1261 705)
Surrender Charge Free Amount Limited to a Certain Number of Withdrawals	Yes - One per year.	Yes - One per year.	Yes - One per year.

APPENDIX
Death Benefit
Adjusted Withdrawals. If you make a partial surrender (withdrawal), then your guaranteed minimum death benefit is reduced by an amount called the adjusted withdrawal. The amount of the reduction depends on the relationship between your death proceeds and policy value. The adjusted withdrawal is equal to the gross withdrawal multiplied by the death proceeds immediately prior to the withdrawal divided by the policy value immediately prior to the withdrawal. The formula is AW = GW x (DP/PV) where:
AW = adjusted withdrawal
GW= gross withdrawal
DP = death proceeds prior to the withdrawal = greatest of (PV, CV, or GMDB)
PV = policy value prior to the withdrawal
GMDB = guaranteed minimum death benefit prior to the withdrawal
CV = cash value prior to the withdrawal
The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.
Example 1: Death Proceeds Greater than Policy Value
Assumptions:
GMDB = $75,000
PV = $50,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$50,000) = $23,241
Summary:
Reduction in guaranteed minimum death benefit	=$23,241
Reduction in policy value	=$15,494
New guaranteed minimum death benefit amount	=$51,759
New policy value (after withdrawal)	=$34,506
The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value immediately prior to the withdrawal.
Example 2: Death Proceeds Equal to Policy Value
Assumptions:
GMDB = $50,000
PV = $75,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$75,000) = $15,494
Summary:
Reduction in guaranteed minimum death benefit	=$15,494
Reduction in policy value	=$15,494
New guaranteed minimum death benefit amount	=$34,506
New policy value (after withdrawal)	=$59,506
The guaranteed minimum death benefit and policy value are reduced by the same amount because the policy value was greater than the guaranteed minimum death benefit immediately prior to the withdrawal.
These examples are for illustrative purposes only. The purpose of these illustrations is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

Death Benefit — (Continued)
Hypothetical Example
In this example, certain death benefit values at various points in time are depicted based on hypothetical assumed rates of performance. This example is for illustrative purposes only and assumes a single $100,000 premium payment by a sole owner and annuitant who is age 50. It further assumes no subsequent premium payments or withdrawals.
End of Year	Net Rate of Return for Fund*	Policy Value (No GMDB Elected)	Policy Value (Return of Premium GMDB Elected)	Return of Premium GMDB	Policy Value (Annual Step-up GMDB Elected)	Annual Step-Up GMDB
Issue	N/A	$100,000	$100,000	$100,000	$100,000	$100,000
1	-4%	$ 94,850	$ 94,700	$100,000	$ 94,500	$100,000
2	18%	$110,832	$110,515	$100,000	$110,093	$110,093
3	15%	$126,182	$125,655	$100,000	$124,955	$124,955
4	-7%	$115,899	$115,226	$100,000	$114,334	$124,955
5	2%	$116,884	$116,033	$100,000	$114,905	$124,955
6	10%	$127,228	$126,127	$100,000	$124,672	$124,955
7	14%	$143,577	$142,146	$100,000	$140,257	$140,257
8	-3%	$137,618	$136,033	$100,000	$133,945	$140,257
9	17%	$159,431	$157,391	$100,000	$154,706	$154,706
10	6%	$167,163	$164,788	$100,000	$161,668	$161,668
* The assumed rate does reflect the deduction of a hypothetical fund fee but does not reflect the deduction of any other fees, charges or taxes. The death benefit values do reflect the deduction of the hypothetical base policy fees and hypothetical death benefit fees. For purposes of this example we assumed a Mortality and Expense Risk Fee and Administrative Charge of 1.15% for Policy Value, 1.30% for Return of Premium and 1.50% for Annual Step-Up. Different hypothetical returns and fees would produce different results.

APPENDIX
LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS
The following examples show the effect of withdrawals on the benefits under the Living Benefits Rider.
GUARANTEED MINIMUM ACCUMULATION BENEFIT
Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:
1)	the gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the amount of gross partial withdrawal;
B	is the policy value immediately prior to the gross partial withdrawal; and
C	is the guaranteed future value immediately prior to the gross partial withdrawal.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.
Example 1:
Assumptions:
Policy value prior to withdrawal (“PV”) = $90,000
Guaranteed future value prior to withdrawal (“GFV”) = $100,000
Gross withdrawal amount (“WD”) = $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $90,000) * $100,000 = $11,111.11
Step Two.  Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?
$11,111.11 pro rata amount
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $11,111.11 = $88,888.89
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.
Example 2:
Assumptions:
PV = $120,000
GFV= $100,000
WD= $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $120,000) * $100,000 = $8,333.33
Step Two.  Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?
$10,000 withdrawal
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $10,000 = $90,000
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.
GUARANTEED LIFETIME WITHDRAWAL BENEFIT
Total Withdrawal Base.  Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the total withdrawal base prior to the withdrawal of the excess amount.
Minimum Remaining Withdrawal Amount.  Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Minimum remaining withdrawal amount (“MRWA”)
2.	Total withdrawal base (“TWB”)
3.	Maximum annual withdrawal amount (“MAWA”)
Example 1 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $7,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)
2.	$100,000 - $7,000 = $93,000.
Result.  In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.
Example 2 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $8,000
EWD = $1,000 ($8,000 - $7,000)
PV = $90,000
You = Owner and Annuitant (Age 60)

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $8,000 - $7,000 = $1,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 7% WD)) * (MRWA - 7% WD)
2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?
$1,120.48 pro rata amount
Step Four.  What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 + $1,120.48 (pro rata excess) = $8,120.48
2.	$100,000 - $8,120.48 = $91,879.52
Result.  The “principal back” minimum remaining withdrawal amount is $91,879.52.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).
New “principal back” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 7% WD)) * TWB before any adjustments
2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?
$1,204.82 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $1,204.82 = $98,795.18
Result.   The new “principal back” total withdrawal base is $98,795.18
New “principal back” maximum annual withdrawal amount:
Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “principal back” maximum annual withdrawal amount?
$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66
Result.  Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.
Example 3 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $5,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).
2.	$100,000 - $5,000 = $95,000.
Result.  In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.
Example 4 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $7,000 - $5,000 = $2,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)
2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?
$2,235.29 pro rata amount
Step Four.  What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 + $2,235.29 (pro rata excess) = $7,235.29
2.	$100,000 - $7,235.29 = $92,764.71
Result.   The “for life” minimum remaining withdrawal amount is $92,764.71.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).
New “for life” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result.   The new “for life” total withdrawal base is $97,647.06

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
New “for life” maximum annual withdrawal amount:
Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “for life” maximum annual withdrawal amount?
$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35
Result.  Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

APPENDIX
PAM METHOD TRANSFERS
To make the Living Benefits Rider available, we monitor your policy value and guarantees under the rider daily and periodically transfer amounts between your selected investment options and the PAM Subaccount. We determine the amount and timing of PAM Method transfers between the investment options and the PAM Subaccount according to a mathematical model. For further clarification on how PAM works, see Portfolio Allocation Method in the body of the prospectus.
The mathematical model is designed to calculate how much of your policy value should be allocated to the PAM Subaccount. Based on this calculation and threshold amounts, transfers into or out of the PAM Subaccount may occur. The formula is:
Percent of Policy Value required in PAM Subaccount (or X) = e-Dividend*Time *(1- NormDist(d1))
Where:
e = Base of the Natural Logarithm
NormDist = Cumulative Standard Normal Distribution
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
In order to calculate the percent of policy value required in the PAM Subaccount, we must first calculate d1:
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
Where:
ln = Natural Logarithm Function
G = Guarantee Ratio
R = Rate
F = Fees
V = Volatility
T = Time
After calculating d1, the percent of policy value required in the PAM Subaccount can be calculated. Once calculated, appropriate transfers into or out of the PAM Subaccount may occur based on the transfer threshold amounts.
Following is a brief discussion of the values used in the formula.
♦	The POLICY VALUE includes the value in both the investment options and in the PAM Subaccount.
♦	The GUARANTEE RATIO is the policy value divided by 7% “Principal Back” Minimum Remaining Withdrawal Amount.
♦	The RATE is the interest rate used for the PAM Method. It is based on a long-term expectation based on historical interest rates and may vary over time.
♦	The FEES is an approximation of average policy fees and charges associated with policies that have elected the Living Benefits Rider. This value may change over time.
♦	The VOLATILITY represents the volatility of the returns of policy value for all in force policies and is based on the long-term expectation of the degree to which the policy values tend to fluctuate. This value may vary over time.
♦	The TIME is an approximation based on actuarial calculations of historical average number of years (including any fraction) which we anticipate remain until any potential payments are made under the benefit. This value may vary over time.
♦	The PERCENT OF POLICY VALUE TO BE ALLOCATED TO THE PAM SUBACCOUNT is computed for each policy. Ultimately the allocation for a policy takes into account the guarantees under the rider and the limit on allocations to the PAM Subaccount.
♦	The CUMULATIVE STANDARD NORMAL DISTRIBUTION function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.
♦	The NATURAL LOGARITHM function for a given value, computes the power to which e must be raised, in order to result in that value. Here, e is the base of the natural logarithms, or approximately 2.718282.
♦	The FIXED ACCOUNT TRANSFER THRESHOLD (FATT) is the percentage that the Guarantee Ratio must be below before any of the policy value can be transferred to the PAM Subaccount. This threshold is set to a fixed percentage at rider issue and is then recalculated after each PAM Subaccount transfer.

PAM METHOD TRANSFERS — (Continued)
♦	The SEPARATE ACCOUNT TRANSFER THRESHOLD (SATT) is the percentage that the Guarantee Ratio must exceed before any of the policy value can be transferred from the PAM Subaccount. This threshold is set to a fixed percentage at rider issue and is then recalculated after each PAM Subaccount transfer.
Example:
Day 1: Policy Value Declines by 10%
For purposes of this example we will assume that the policy value declines by 10% to $90,000 the day after the rider issue date from the initial premium amount of $100,000 producing a guarantee ratio of 90% ($90,000/$100,000). We will also assume:
Guarantee Ratio = 90%
Rate = 4.5%
Volatility = 10%
Fees = 3%
Time = 20
FATT = 95
SATT = 105%
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(.90)+(.06 – .0305 +.5*.15 ^ 2)* 10]/[.15 * 10^.5]
d1=.658832
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1-NormDist(d1))
X= (2.718282 ^ -.0305 * 10) * (1 – NormDist(.004509))
X = 36.7235%
Therefore, 36.7235% of the policy value is transferred to the PAM Subaccount since the guarantee ratio (90%) is less than the FATT (95%), resulting in a total transfer of $33,051.15.
Day 2: Policy Value Recovers to 99% of Initial Value after the 10% Decline
For purposes of this example we will assume that after the policy value declined to $90,000 it recovered the next day to $99,000 producing a guarantee ratio of 99% ($99,000/$100,000). We will also assume:
Rate = 2%
Volatility = 15%
Fees = 3.05%
Time = 10
FATT = 85.5% (G last transfer *.95) = (.9*.95)
SATT = 94.5% (G last transfer *1.05) = (.9*1.05)
PAM Subaccount Value = $33,051.15
Value in other investment options = $65,948.85 ($99,000 - $33,051.15)
PAM Subaccount Value as percent of Policy Value = $33,051.15 / $99,000 = 33.3850%
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(.99)+(.02 – .0305 +.5*.15 ^ 2)* 10]/[.15 * 10^.5]
d1= -.005376
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))
X= (2.718282 ^ -.0305 * 10) * (1 – NormDist(-0.005376))
X = 37.0143%
Although the GR is greater than the SATT, since the percentage required in the PAM Subaccount (37.0143%) is greater than the amount allocated to the PAM Subaccount (33.3850%), none of the policy value will be transferred to the PAM Subaccount. Consequently, the amount in the PAM Subaccount will remain $33,051.15 and the FATT And SATT will not recalculate.
Day 3: Policy Value Recovers to 105% of Initial Value after the increase to 99% of Initial Value

PAM METHOD TRANSFERS — (Continued)
For purposes of this example we will assume that after the policy value recovered further the next to $105,000 producing a guarantee ratio of 105% ($105,000/$100,000). We will also assume:
Rate = 3%
Volatility = 15%
Fees = 3.05%
Time = 10
FATT = 85.5%
SATT = 94.5%
PAM Subaccount Value = $33,051.15
Value in other investment options = $71,948.85 ($105,000 - $33,051.15)
PAM Subaccount Value as percent of Policy Value = $33,051.15 / $105,000 = 31.4773%
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(1.05)+(.03 – .0305 +.5*.15 ^ 2)* 10]/[.15 * 10^.5]
d1= .329488
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))
X= (2.718282 ^ -.0305 * 10) * (1 – NormDist(.329488))
X = 27.3394%
While the mathematical model would suggest we transfer only a portion of the policy value in the PAM Subaccount into your investment options (leaving 27.3394% in the PAM Subaccount), all of the policy value in the PAM Subaccount will be transferred into your investment options. If the Guarantee Ratio equals or exceeds 100%. Because the policy value is greater than or equal to the value of the guarantee, and there is no current need for any policy value to be allocated to the PAM Subaccount.

APPENDIX
Hypothetical Adjusted Partial withdrawals -Guaranteed Lifetime Withdrawal Benefit Riders
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Withdrawal Base (“WB”) (also referred to as Total Withdrawal Base (“TWB”) for some riders);
2.	Rider Withdrawal Amount (“RWA”) (also referred to as Maximum Annual Withdrawal Amount (“MAWA”) for some riders); and
3.	Rider Death Benefit (“RDB”) (also referred to as Minimum Remaining Withdrawal Amount (“MRWA”) for some riders (if applicable)).
Withdrawal Base.  Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the withdrawal base prior to the withdrawal of the excess amount.
Rider Death Benefit.  Gross partial withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under a guaranteed lifetime withdrawal benefit. The withdrawal percentages shown may not be available on all riders. Certain features (growth and rider death benefits) may not be available on all riders. For information regarding a specific rider, please refer to that rider section in this prospectus.
Example 1 (Base):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
Gross partial withdrawal (“GPWD”) = $5,000
Excess withdrawal (“EWD”) = None
Policy Value (“PV”) = $100,000
Question: Is any portion of the withdrawal greater than the rider withdrawal amount?
No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.
Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.

Hypothetical Adjusted Partial withdrawals -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Example 2 (Excess Withdrawal):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
GPWD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
New withdrawal base:
Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.
Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result. The new withdrawal base is $97,647.06
New rider withdrawal amount:
Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.
Question: What is the new rider withdrawal amount?
$97,647.06 (the adjusted withdrawal base) * 5% = $4,882.35
Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the withdrawal base (assuming there are no future automatic step-ups).
Example 3 (Base demonstrating growth):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Question:   Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Result.   In this example, because no portion of the withdrawal was in excess of $8,144, the withdrawal base does not change.

Hypothetical Adjusted Partial withdrawals -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Example 4 (Base demonstrating WB growth with Additional Death Payment Option):
Assumptions:
Withdrawal Percentage = 5%
WB at rider issue = $100,000
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Step One.  Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Step Two.  What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (there is no excess to deduct)
2.	$100,000 - $8,144 = $91,856.
Result.  In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the rider death benefit reduces to $91,856.
Example 5 (Base with WB growth with Additional Death Payment Option illustrating excess withdrawal):
Assumptions:
Withdrawal Percentage = 5%.
WB at rider issue = $100,000
Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889.
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken and the growth stops on the 10th rider anniversary.
GPWD = $10,000
EWD = $1,856 ($10,000 - $8,144)
PV = $90,000 in 10 years
Step One.  Is any portion of the total withdrawal greater than the rider withdrawal amount?
Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)
Step Two.  Calculate how much of the rider death benefit is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)
2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74
Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?
$2,082.74 pro rata amount.
Step Four. What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $2,082.74 (pro rata excess) = $10,226.74
2.	$100,000 - $10,226.74 = $89,773.26.
Result. The rider benefit is $89,773.26.

Hypothetical Adjusted Partial withdrawals -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Note: Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
The 5 For LifeSM,5 For LifeSM with Growth, 5 For LifeSM with Growth and Death, Income SelectSM for Life, Retirement Income Choice®, Retirement Income Choice® with Double Withdrawal Base Benefit, Retirement Income Choice® 1.4, Retirement Income Choice® 1.2, Retirement Income Max® and Retirement Income Choice® 1.6 riders and any additional options they offer may vary for certain policies, may not be available for all policies, and may not be available in all states.
This disclosure explains the material features of the 5 For LifeSM, 5 For LifeSM with Growth, 5 For LifeSM with Growth and Death, Income SelectSM for Life, Retirement Income Choice®, Retirement Income Choice® with Double Withdrawal Base Benefit, Retirement Income Choice® 1.4, Retirement Income Choice® 1.2, Retirement Income Max® and Retirement Income Choice® 1.6 riders.

APPENDIX
Hypothetical Example of the Withdrawal Base Calculation -Retirement Income Max® rider
The following table demonstrates, on a purely hypothetical basis, the withdrawal base calculation for the Retirement Income Max® rider using an initial premium payment of $100,000 for a Single Life Option rider at an issue age of 80. All values shown are post transaction values. The assumed withdrawal percentage in the example below is 6.30%
Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Growth Amount*	High MonthiversarySM Value	Withdrawal Base	Rider Withdrawal Amount
	$100,000	$	$	$		$$100,000	$100,000	$ 6,300
1	$102,000	$	$	$		$$102,000	$100,000	$ 6,300
1	$105,060	$	$	$		$$105,060	$100,000	$ 6,300
1	$107,161	$	$	$		$$107,161	$100,000	$ 6,300
1	$110,376	$	$	$		$$110,376	$100,000	$ 6,300
1	$112,584	$	$	$		$$112,584	$100,000	$ 6,300
1	$115,961	$	$	$		$$115,961	$100,000	$ 6,300
1	$118,280	$	$	$		$$118,280	$100,000	$ 6,300
1	$121,829	$	$	$		$$121,829	$100,000	$ 6,300
1	$124,265	$	$	$		$$124,265	$100,000	$ 6,300
1	$120,537	$	$	$		$$124,265	$100,000	$ 6,300
1	$115,716	$	$	$		$$124,265	$100,000	$ 6,300
1	$109,930	$	$		$$105,000	$124,265	$124,265 [1]	$ 7,829
2	$112,129	$	$	$		$$112,129	$124,265	$ 7,829
2	$115,492	$	$	$		$$115,492	$124,265	$ 7,829
2	$117,802	$	$	$		$$117,802	$124,265	$ 7,829
2	$121,336	$	$	$		$$121,336	$124,265	$ 7,829
2	$124,976	$	$	$		$$124,976	$124,265	$ 7,829
2	$177,476	$50,000	$	$		$$177,476	$174,265	$10,979
2	$175,701	$	$	$		$$177,476	$174,265	$10,979
2	$172,187	$	$	$		$$177,476	$174,265	$10,979
2	$167,022	$	$	$		$$177,476	$174,265	$10,979
2	$163,681	$	$	$		$$177,476	$174,265	$10,979
2	$166,955	$	$	$		$$177,476	$174,265	$10,979
2	$170,294	$	$		$$182,979	$177,476	$182,979 [2]	$11,528
3	$166,888	$	$	$		$$166,888	$182,979	$11,528
3	$171,895	$	$	$		$$171,895	$182,979	$11,528
3	$173,614	$	$	$		$$173,614	$182,979	$11,528
3	$178,822	$	$	$		$$178,822	$182,979	$11,528
3	$175,246	$	$	$		$$178,822	$182,979	$11,528
3	$151,741		$$20,000	$9,676	$		$$173,303	$
3	$154,775	$	$	$	$		$$173,303	$
3	$159,419	$	$	$	$		$$173,303	$
3	$161,013	$	$	$	$		$$173,303	$
3	$165,843	$	$	$	$		$$173,303	$
3	$174,135	$	$	$	$		$$173,303	$
3	$181,101	$	$	$	$		$$181,101 [1]	$11,409
(1)	Automatic Step Up Applied
(2)	Growth Applied
*	Growth Percentage = 5%

APPENDIX
RIDER GRID VARIATIONS
The information below is a summary of riders previously available for purchase but are no longer available. This appendix describes the material features of the riders. Please refer to your personal rider pages and any supplemental mailings for your specific coverage and features regarding these riders. Listed below are the abbreviations that will be used in the following grid for your reference.
Abbreviation	Definition
DB	Death Benefit
DCA	Dollar Cost Averaging
GFV	Guaranteed Future Value
GMAB	Guaranteed Minimum Accumulation Benefit
GMDB	Guaranteed Minimum Death Benefit
GMLB	Guaranteed Minimum Living Benefit
GLWB	Guaranteed Living Withdrawal Benefit
GPO	Guaranteed Period Option
GPS	Guaranteed Principal Solution
ISFL	Income Select For Life
MAWA	Maximum Annual Withdrawal Amount
Abbreviation	Definition
MRWA	Minimum Remaining Withdrawal Amount
N/A	Not Applicable
OAM	Open Allocation Method
PAM	Portfolio Allocation Method
RDB	Rider Death Benefit
RIC	Retirement Income Choice®
RMD	Required Minimum Distribution
RWA	Rider Withdrawal Amount
TWB	Total Withdrawal Base
WD	Withdrawal
WB	Withdrawal Base
Rider Name	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]	Income SelectSM for Life[3]
Rider Form Number[1]	RGMB 9 0305	RGMB 14 0905 (NY - Growth Only) RGMB 15 0905 (NY - Growth and Death)	RGMB 18 0106 (NY)
Purpose of Rider	This is a GLWB Rider that guarantees withdrawals for the annuitant's lifetime, regardless of policy value.
• The policyholder can withdraw the MAWA each calendar year until the death of the annuitant.
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.	This is a GLWB Rider that guarantees withdrawals for the annuitant's lifetime, regardless of policy value.
• The policyholder can withdraw the MAWA each calendar year until the death of the annuitant.
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the MAWA each year until the death of the annuitant.[2]
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.
Availability	• Issue age 0-90, but not yet 91 years old (unless state law requires a lower maximum issue age)
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person, trust or custodial.
• Maximum of 2 living Joint Owners (with one being the Annuitant).
• Cannot be added to a policy with other active GMLB riders.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.	• Issue age at least 55 years old and not yet 81 years old (unless state law requires a lower maximum issue age)
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person, trust or custodial).
• Maximum of 2 living Joint Owners (with one being the Annuitant).
• Cannot be added to a policy with other active GMLB riders.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.	• Issue age is not yet 81 years old (unless state law requires a lower maximum issue age)
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB riders.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.

RIDER GRID VARIATIONS — (Continued)
Rider Name	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]	Income SelectSM for Life[3]
Rider Form Number[1]	RGMB 9 0305	RGMB 14 0905 (NY - Growth Only) RGMB 15 0905 (NY - Growth and Death)	RGMB 18 0106 (NY)
Base Benefit and Optional Fees at issue	Percentage of TWB - 0.60% (prior to 11/4/13)	Growth Only - Percentage of TWB - 0.60% (prior to 11/4/13) Growth and Death - Percentage of TWB - 0.85% (prior to 11/4/13)
Percentage of the TWB. Additional option fees would be added to the base.

Single Life
(5/1/07 - 11/3/13)
Base Fee.....................................0.40%
Growth Benefit Fee...................0.25%
DB Fee......................................0.25%
(prior to 5/1/07)
Base Fee.....................................0.40%
Growth Benefit Fee...................0.25%
DB Fee......................................0.25%
Joint Life
(5/1/07 - 11/3/13)
Base Fee.....................................0.60%
Growth Benefit Fee.......................N/A
DB Fee......................................0.20%
(prior to 5/1/07)
Base Fee.....................................0.60%
Growth Benefit Fee.......................N/A
DB Fee......................................0.20%
Fee Frequency	• Fee is deducted annually during the accumulation phase on each rider anniversary.
• Fee is deducted from variable subaccounts only.
• A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• Fee is deducted annually during the accumulation phase on each rider anniversary.
• Fee is deducted from variable subaccounts only.
• A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• Fee is deducted annually during the accumulation phase on each rider anniversary.
• Fee is deducted from variable subaccounts only.
• A pro-rated fee is deducted at the time the rider is terminated or upgraded.
Death Benefit	Upon the death of the annuitant this rider will pay an additional death benefit amount equal to the excess, if any, of the MRWA over the base policy death benefit and then this rider will terminate.	• Growth Only - N/A
		• Growth and Death - Upon the death of an annuitant this rider will pay an additional death benefit amount equal to the excess, if any, of the MRWA over the base policy death benefit and then this rider will terminate.	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of the annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the MRWA over the base policy death benefit and then this rider will terminate.

RIDER GRID VARIATIONS — (Continued)
Rider Name	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]	Income SelectSM for Life[3]
Rider Form Number[1]	RGMB 9 0305	RGMB 14 0905 (NY - Growth Only) RGMB 15 0905 (NY - Growth and Death)	RGMB 18 0106 (NY)
Designated Funds Available - Policyholders who add these riders may only invest in the investment options listed. Investment options may not be available as a designated fund based on rider issue date.
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
PLEASE NOTE: These investment options may not be available on all products, may vary for certain policies and may not be available for all policies. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.	TA Aegon Government Money Market
TA JPMorgan Asset Allocation - Conservative
TA JPMorgan Asset Allocation - Moderate
TA JPMorgan Asset Allocation - Growth
TA JPMorgan International Moderate Growth
TA Multi-Managed Balanced
Fixed Account GPOs or DCA Accounts	TA Aegon Government Money Market
TA JPMorgan Asset Allocation - Conservative
TA JPMorgan Asset Allocation - Moderate
TA JPMorgan Asset Allocation - Growth
TA JPMorgan International Moderate Growth
TA Multi-Managed Balanced
Fixed Account GPOs or DCA Accounts	TA Aegon Government Money Market
TA JPMorgan Asset Allocation - Conservative
TA JPMorgan Asset Allocation - Moderate
TA JPMorgan Asset Allocation - Moderate Growth
TA JPMorgan International Moderate Growth
TA Multi-Managed Balanced
Fixed Account GPOs or DCA Accounts
Withdrawal Benefits - See “Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” appendix for examples showing the effect of withdrawals on the WB.	The MAWA that can be withdrawn per calendar year under this rider is equal to the TWB multiplied by the For Life Withdrawal Percentage.
• Starting with January 1st following the annuitant's 59th birthday, the withdrawal percentage increases above 0% which creates a MAWA available under the rider for withdrawal.
• On each January 1st the MAWA will be reset equal to the greater of:
 1) The For Life TWB multiplied by the Withdrawal Percentage, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.	The MAWA that can be withdrawn per calendar year under this rider is equal to the TWB multiplied by the For Life Withdrawal Percentage.
• Starting with January 1st following the annuitant's 59th birthday, the withdrawal percentage increases above 0% which creates a MAWA available under the rider for withdrawal.
• On each January 1st the MAWA will be reset equal to the greater of:
 1) The For Life TWB multiplied by the Withdrawal Percentage, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.	The MAWA that can be withdrawn per calendar year under this rider is equal to the TWB multiplied by the For Life Withdrawal Percentage based on the annuitant's2 attained age at the time of the first withdrawal.
• Starting with January 1st following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a MAWA available under the rider for withdrawal.
• On each January 1st following the Rider Date, the MAWA will be reset equal to the greater of:
 1) The For Life TWB multiplied by the For Life Withdrawal Percentage based on the annuitant's2 attained age, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.
Automatic Step-Up Benefit	N/A	N/A	N/A

RIDER GRID VARIATIONS — (Continued)
Rider Name	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]	Income SelectSM for Life[3]
Rider Form Number[1]	RGMB 9 0305	RGMB 14 0905 (NY - Growth Only) RGMB 15 0905 (NY - Growth and Death)	RGMB 18 0106 (NY)
Exercising Rider	• The policyholder is guaranteed to be able to withdraw up to the MAWA each calendar year even if the policy value is zero at the time of the withdrawal.
• If the policy value goes to zero, but the minimum withdrawal benefits are still guaranteed, the policyholder can no longer add premiums or take withdrawals in excess of the MAWA.
• The rider benefits cease when the annuitant has died (the withdrawals do not continue for the lifetime of any spouse who continues the policy when the original annuitant dies).	• The policyholder is guaranteed to be able to withdraw up to the MAWA each calendar year even if the policy value is zero at the time of the withdrawal.
• If the policy value goes to zero, but the minimum withdrawal benefits are still guaranteed, the policyholder can no longer add premiums or take withdrawals in excess of the MAWA.
• The rider benefits cease when the annuitant has died (the withdrawals do not continue for the lifetime of any spouse who continues the policy when the original annuitant dies).	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the MAWA each calendar year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2] this rider will pay an additional death benefit amount equal to the excess, if any, of the MRWA over the base policy death benefit.
Income Benefit or Other Benefit Payout Considerations	N/A	Growth: The TWB will accumulate using the growth rate of 5% until the earlier of the first withdrawal or the 10th rider anniversary.
Growth: This optional feature rewards the policyholder for delaying their first withdrawal. The TWB will accumulate using the growth rate of 5% until the earlier of the first withdrawal or the 10th rider anniversary.

The income benefit percentage is determined by the annuitant's age at the time of the first withdrawal taken on or after January 1st following the annuitant's 59th birthday. The income benefit percentage is as follows:
Age 1st WDFor Life WD%
 55-58..................................0.0%
 59-64..................................4.5%
 65-69..................................5.0%
 70-74..................................5.5%
 75-79..................................6.0%
 80-84..................................6.5%
 85-89..................................7.0%
 90-94..................................7.5%
 95+......................................8.0%
Please note that once established at the time of the first withdrawal, the income benefit percentage will not increase even though the annuitant's age increases.
Rider Upgrade	• May upgrade their rider anytime after the 3rd anniversary as long as the annuitant meets age requirements in effect at that time.
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 90 years old.
• An upgrade will reset the TWB, MRWA and MAWA values.
• Rider Fee will be the fee that applies to the new rider at the time of upgrade.	• May upgrade their rider anytime after the 3rd anniversary as long as the annuitant meets age requirements in effect at that time.
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 81 years old.
• An upgrade will reset the TWB, MRWA and MAWA values.
• Rider Fee will be the fee that applies to the new rider at the time of upgrade.	• Upgrades allowed within 30 day window following the 1st rider anniversary and each rider anniversary thereafter.
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 81 years old.
• An upgrade will reset the MRWA, TWB, MAWA and the Income Benefit Percentage determination.
• Rider Fee will be the fee that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.

RIDER GRID VARIATIONS — (Continued)
Rider Name	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]	Income SelectSM for Life[3]
Rider Form Number[1]	RGMB 9 0305	RGMB 14 0905 (NY - Growth Only) RGMB 15 0905 (NY - Growth and Death)	RGMB 18 0106 (NY)
Rider Termination	• The rider will be terminated upon policy surrender, annuitization, annuitant death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• The policyholder must wait 3 years from the Rider Add Date to terminate.
• After the three-year waiting period, the policyholder may terminate the rider at any time.
• The rider will be terminated the date we receive written notice from you requesting termination.	• The rider will be terminated upon policy surrender, annuitization, annuitant death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• The policyholder must wait 3 years from the Rider Add Date to terminate.
• After the three-year waiting period, the policyholder may terminate the rider at any time.
• The rider will be terminated the date we receive written notice from you requesting termination.	• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each rider anniversary.
• The rider will be terminated the date we receive written notice from you requesting termination.

Rider Name	Living Benefit Rider 2003	Living Benefit Rider 2004	Retirement Income Choice®[3]
Rider Form Number[1]	RGMB 3 0803	RGMB 4 0504 (2004)	RGMB 27 0108 (NY)
Purpose of Rider	This is a Living Benefit Rider and should be viewed as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by this rider.
This rider is a combination of two separate annuity guarantees:
1) A GMWB and
2) A GMAB (a.k.a. principal protection benefit or guarantee future value benefit).
The rider will guarantee that the policy value of the policy will be at least as high as the GFV after a waiting period has expired.	This is a Living Benefit Rider and should be viewed as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by this rider.
This rider is a combination of two separate annuity guarantees:
1) A GMWB and
2) A GMAB (a.k.a. principal protection benefit or guarantee future value benefit).
The rider will guarantee that the policy value of the policy will be at least as high as the GFV after a waiting period has expired.	This is a GLWB rider that guarantees withdrawals for the annuitant's lifetime, regardless of policy value.
• The policyholder can withdraw the MAWA each year until the death of the annuitant.
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.
Availability	• Issue age 0-80, but not yet 81 years old (unless state law requires a lower maximum issue age)
• Cannot be added to a policy with other active GMLB riders.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
**Effective 5/1/2005: This rider is only available for states that have not approved the 2005 version of the Living Benefit Rider.	• Issue age 0-80, but not yet 81 years old (unless state law requires a lower maximum issue age)
• Cannot be added to a policy with other active GMLB riders.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
**Effective 5/1/2005: This rider is only available for states that have not approved the 2005 version of the Living Benefit Rider.	• Issue age at least age 55, but not yet 86 years old (unless state law requires a lower maximum issue age)
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB riders.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
Base Benefit and Optional Fees at issue	Percentage of “Principal Back” TWB - 0.75% (prior to 11/4/13)	Percentage of “Principal Back” TWB - 0.90% (5/1/2009 - 11/3/13) Percentage of “Principal Back” TWB - 0.60% (prior to 5/1/2009)	Percentage of WB. Additional option fees would be added to the base. Single Life (prior to 11/4/13) Base Fee.....................................0.60% DB Fee......................................0.25%

RIDER GRID VARIATIONS — (Continued)
Rider Name	Living Benefit Rider 2003	Living Benefit Rider 2004	Retirement Income Choice®[3]
Rider Form Number[1]	RGMB 3 0803	RGMB 4 0504 (2004)	RGMB 27 0108 (NY)
Fee Frequency	• Fee is deducted annually during the accumulation phase on each rider anniversary.
• Fee is deducted from variable subaccounts only.
• A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• Fee is deducted annually during the accumulation phase on each rider anniversary.
• Fee is deducted from variable subaccounts only.
• A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• Fee is deducted annually during the accumulation phase on each rider anniversary.
• Fee is deducted from variable subaccounts only.
• A pro-rated fee is deducted at the time the rider is terminated or upgraded.
Death Benefit	N/A	N/A	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant, this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.
The RDB does not reset due to the automatic step-up feature.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Living Benefit Rider 2003	Living Benefit Rider 2004	Retirement Income Choice®[3]
Rider Form Number[1]	RGMB 3 0803	RGMB 4 0504 (2004)	RGMB 27 0108 (NY)
Designated Funds Available - Policyholders who add these riders may only invest in the investment options listed. Investment options may not be available as a designated fund based on rider issue date.
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to make payments under this benefit.
PLEASE NOTE: These investment options may not be available on all products, may vary for certain policies and may not be available for all policies. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.	Must adhere to the Portfolio Allocation Method. See below.	Must adhere to the Portfolio Allocation Method. See below.	AB Balanced Wealth Strategy Portfolio
American Funds - Asset Allocation Fund
American Funds - Bond Fund
Fidelity VIP Balanced Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
State Street Total Return V.I.S. Fund
TA AB Dynamic Allocation
TA Aegon Government Money Market
TA Aegon U.S. Government Securities
TA American Funds Managed Risk - Balanced
TA BlackRock Global Allocation
TA BlackRock Global Allocation Managed Risk - Balanced
TA BlackRock Global Allocation Managed Risk - Growth
TA BlackRock Smart Beta 50
TA BlackRock Smart Beta 75
TA BlackRock Tactical Allocation
TA Janus Balanced
TA JPMorgan Asset Allocation - Conservative
TA JPMorgan Asset Allocation - Moderate Growth
TA JPMorgan Asset Allocation - Moderate
TA JPMorgan Core Bond
TA JPMorgan International Moderate Growth
TA JPMorgan Tactical Allocation
TA Legg Mason Dynamic Allocation – Balanced
TA Legg Mason Dynamic Allocation – Growth
TA Madison Diversified Income
TA Managed Risk – Balanced ETF
TA Managed Risk – Conservative ETF
TA Managed Risk – Growth ETF
TA Market Participation Strategy
TA Multi-Managed Balanced
TA PineBridge Inflation Opportunities
TA PIMCO Tactical – Balanced
TA PIMCO Tactical – Conservative
TA PIMCO Tactical – Growth
TA PIMCO Total Return
TA QS Investors Active Asset Allocation - Conservative
TA QS Investors Active Asset Allocation – Moderate Growth
TA QS Investors Active Asset Allocation - Moderate
Fixed Account GPOs or DCA Accounts

RIDER GRID VARIATIONS — (Continued)
Rider Name	Living Benefit Rider 2003	Living Benefit Rider 2004	Retirement Income Choice®[3]
Rider Form Number[1]	RGMB 3 0803	RGMB 4 0504 (2004)	RGMB 27 0108 (NY)
Allocation Methods	Portfolio Allocation Method (PAM):
• This program will automatically allocate assets from the policyholder's separate accounts to a subaccount of our choosing when the policy value has dropped relative to the guaranteed amount.
• If the policy value increases enough in relation to the guaranteed amounts, the money may be moved back into the separate accounts (pro-rata based on the policyholder's current separate account values).
• The allocation of assets between the accounts is at our sole discretion but will initially use modern financial theory to determine the correct allocation.
• The policyholder may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options.
Current PAM Safe Fund: TA U.S. Government Securities	Portfolio Allocation Method (PAM):
• This program will automatically allocate assets from the policyholder's separate accounts to a subaccount of our choosing when the policy value has dropped relative to the guaranteed amount.
• If the policy value increases enough in relation to the guaranteed amounts, the money may be moved back into the separate accounts (pro-rata based on the policyholder's current separate account values).
• The allocation of assets between the accounts is at our sole discretion but will initially use modern financial theory to determine the correct allocation.
• The policyholder may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options.
		Current PAM Safe Fund: TA U.S. Government Securities	N/A
Withdrawal Benefits - See “Living Benefits Rider Adjusted Partial Withdrawals” and “Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” appendices for examples showing the effect of withdrawals on the WB.	The GMWB guarantees a withdrawal amount regardless of the policy value. The policyholder has 2 withdrawal guarantees available. Once the rider is issued, values for both withdrawal guarantees will be calculated indefinitely as follows:
a) 7% Principal Back: The policyholder can withdraw up to 7% of the 7% Principal Back TWB per year until at least the time at which the 7% Principal Back MRWA has reached zero.
b) 5% For Life: The policyholder can withdraw up to 5% of the 5% For Life TWB each year starting with the Rider Anniversary following the annuitant's 59th birthday until at least the later of the death of the annuitant or the time when the 5% For Life MRWA* has reached zero.
* The MRWA represents the total minimum dollar amount of guaranteed withdrawals the policyholder has remaining provided they take no more than the MAWA each year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.	The GMWB guarantees a withdrawal amount regardless of the policy value. The policyholder has 2 withdrawal guarantees available. Once the rider is issued, values for both withdrawal guarantees will be calculated indefinitely as follows:
a) 7% Principal Back: The policyholder can withdraw up to 7% of the 7% Principal Back TWB per year until at least the time at which the 7% Principal Back MRWA has reached zero.
b) 5% For Life: The policyholder can withdraw up to 5% of the 5% For Life TWB each year starting with the Rider Anniversary following the annuitant's 59th birthday until at least the later of the death of the annuitant or the time when the 5% For Life MRWA* has reached zero.
* The MRWA represents the total minimum dollar amount of guaranteed withdrawals the policyholder has remaining provided they take no more than the MAWA each year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.
The percentage is determined by the attained age of the annuitant at the time of the first withdrawal.

Age 1st WDFor Life WD%
 0-58....................................0.0%
 59-69..................................5.0%
 70-79..................................6.0%
 80+......................................7.0%
• Starting the rider anniversary following the annuitant's 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant at the time of their first withdrawal if applicable, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Living Benefit Rider 2003	Living Benefit Rider 2004	Retirement Income Choice®[3]
Rider Form Number[1]	RGMB 3 0803	RGMB 4 0504 (2004)	RGMB 27 0108 (NY)
Automatic Step-Up Benefit	N/A	N/A	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 rider years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.
Exercising Rider	“For Life” GMWB:
The policyholder is guaranteed to be able to withdraw up to the “For Life” MAWA until the later of 1) the annuitant's death or 2) the “For Life” MRWA is zero.
“Principal Back” GMWB:
The policyholder is guaranteed to be able to withdraw up to the “Principal Back” MAWA until the “Principal Back” MRWA is zero.
“GMAB”:
At the end of the GMAB waiting period (currently 10 years), should the policy value be less than the GFV, the GMAB feature will add the difference to the policy value on a pro-rata basis based on their current account value.
a) The addition to the policy will not be considered premium and should not affect any other policy calculations, including the GMDB calculations.
b) At the end of the waiting period, the GMAB will not provide any more benefits, unless the policyholder chooses to upgrade the rider.	“For Life” GMWB:
The policyholder is guaranteed to be able to withdraw up to the “For Life” MAWA until the later of 1) the annuitant's death or 2) the “For Life” MRWA is zero.
“Principal Back” GMWB:
The policyholder is guaranteed to be able to withdraw up to the “Principal Back” MAWA until the “Principal Back” MRWA is zero.
“GMAB”:
At the end of the GMAB waiting period (currently 10 years), should the policy value be less than the GFV, the GMAB feature will add the difference to the policy value on a pro-rata basis based on their current account value.
a) The addition to the policy will not be considered premium and should not affect any other policy calculations, including the GMDB calculations.
b) At the end of the waiting period, the GMAB will not provide any more benefits, unless the policyholder chooses to upgrade the rider.	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each calendar year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Living Benefit Rider 2003	Living Benefit Rider 2004	Retirement Income Choice®[3]
Rider Form Number[1]	RGMB 3 0803	RGMB 4 0504 (2004)	RGMB 27 0108 (NY)
Income Benefit or Other Benefit Payout Considerations
The GFV is the policy value we are guaranteeing on the GFV date. After the Rider Issue Date, the GFV is equal to the GFV on the Rider Issue Date, plus a percentage of premiums (not including premium enhancements) received after the Rider Date as shown in the table below, less an adjustment for withdrawals.

Year Rec'd% Added to GFV
 1.........................................100%
 2...........................................90%
 3...........................................80%
 4...........................................70%
 5...........................................60%
 6-10.....................................50%
 10+.........................................0%
At the end of the GMAB waiting period (currently 10 years), should the policy value be less than the GFV, we will add the difference to the policy value on a pro-rata basis based on their current policy value.
The GFV is the policy value we are guaranteeing on the GFV date. After the Rider Issue Date, the GFV is equal to the GFV on the Rider Issue Date, plus a percentage of premiums (not including premium enhancements) received after the Rider Date as shown in the table below, less an adjustment for withdrawals.

Year Rec'd% Added to GFV
 1.........................................100%
 2...........................................90%
 3...........................................80%
 4...........................................70%
 5...........................................60%
 6-10.....................................50%
 10+.........................................0%
At the end of the GMAB waiting period (currently 10 years), should the policy value be less than the GFV, we will add the difference to the policy value on a pro-rata basis based on their current policy value.	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.
Rider Upgrade	Rider upgrades are not available.	• May upgrade anytime after the 5th Anniversary by terminating the rider and adding the new rider in place at that time, as long as the covered lives meet the age requirements in effect at that time.
• Must be prior to the annuitant's 86th birthday
• An upgrade will reset the MRWA, TWB, MAWA and the GFV values.
• Rider Fee will be the fee that applies to the new rider at the time of upgrade.	• Upgrades allowed within a 30 day window following each 5th rider anniversary.
• Rider availability and fees may vary at time of upgrade
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.
• An upgrade will reset the WB, RDB, RWA and Income Benefit determination.
• Rider Fee percentage will be the fee percentage that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.
Rider Termination	• The rider will be terminated upon policy surrender, annuitization or upgrade.
• The policyholder must wait 5 years from the Rider Start Date to terminate.
• After the five-year waiting period, the policyholder may terminate the rider at any time.
• The rider will be terminated the date we receive written notice from you requesting termination.	• The rider will be terminated upon policy surrender, annuitization or upgrade.
• The policyholder must wait 5 years from the Rider Start Date to terminate.
• After the five-year waiting period, the policyholder may terminate the rider at any time.
• The rider will be terminated the date we receive written notice from you requesting termination.	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each successive 5th rider anniversary.
• The rider will be terminated the date we receive written notice from you requesting termination.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]
Rider Form Number[1]	RGMB 31 0708 (NY)	RGMB 37 0809 (IS) (NY) RGMB 37 0809 (IJ) (NY)
Purpose of Rider	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the RWA each year until the death of the annuitant.[2]
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the RWA each year until the annuitant's2 death
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.
Availability	• Issue age at least age 55, but not yet 86 years old for single life option and at least 71 but not yet 86 for joint life option (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB riders.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.	• Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB riders.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
Base Benefit and Optional Fees at issue
Percentage of WB. Additional option fees would be added to the base.

Single Life
(1/19/09 - 11/3/13)
Base Fee..........................................................0.90%
DB Fee...........................................................0.25%
(11/10/08 - 1/18/09)
Base Fee..........................................................0.75%
DB Fee...........................................................0.25%
Joint Life
(1/19/09 - 11/3/13)
Base Fee..........................................................0.90%
DB Fee...........................................................0.20%
(11/10/08 - 1/18/09)
Base Fee..........................................................0.75%
DB Fee...........................................................0.20%
Fee based on designated allocation groups and the optional benefits selected. If you elect a combination of designated allocations from among the various groups below, then your fee will be based on a weighted average of your choices.

Base Benefit Fees:
(2/21/11 - 11/3/13)
Group A.........................................................1.40%
Group B.........................................................1.00%
Group C.........................................................0.45%
Additional option fees would be added to the base and are as follows:
DB Single Life................................................0.25%
DB Joint Life..................................................0.20%
Base Benefit Fees:
(9/21/09 - 2/20/11)
Group A.........................................................1.25%
Group B.........................................................0.90%
Group C.........................................................0.40%
Additional option fees would be added to the base and are as follows:
DB Single Life................................................0.25%
DB Joint Life..................................................0.20%

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]
Rider Form Number[1]	RGMB 31 0708 (NY)	RGMB 37 0809 (IS) (NY) RGMB 37 0809 (IJ) (NY)
Fee Frequency	• Fee is deducted annually during the accumulation phase on each rider anniversary.
• Fee is deducted from variable subaccounts only.
• A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• The fee is calculated at issue and each subsequent rider quarter for the upcoming quarter based on the fund values and WB at that point in time and stored.
• Deducted at each rider quarter-versary in arrears during the accumulation phase.
• The fee is calculated on a quarterly basis and varies depending on the fund allocation option you have chosen.
• A “rider fee adjustment” will be applied for transfers between allocation groups and for subsequent premium payments and withdrawals that change the withdrawal base.
• The base rider fee adjustment will be calculated using the same formula as the base rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period.
• The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.
• Fee is deducted from variable subaccounts only.
• A pro-rated fee is deducted at the time the rider is terminated or upgraded.
Death Benefit	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.
The RDB does not reset due to the automatic step-up feature.	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.
The RDB does not reset due to the automatic step-up feature.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]
Rider Form Number[1]	RGMB 31 0708 (NY)	RGMB 37 0809 (IS) (NY) RGMB 37 0809 (IJ) (NY)
Designated Funds Available - Policyholders who add these riders may only invest in the investment options listed. Investment options may not be available as a designated fund based on rider issue date.
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
PLEASE NOTE: These investment options may not be available on all products, may vary for certain policies and may not be available for all policies. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.	AB Balanced Wealth Strategy Portfolio
American Funds - Asset Allocation Fund
American Funds - Bond Fund
Fidelity VIP Balanced Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
State Street Total Return V.I.S. Fund
TA AB Dynamic Allocation
TA Aegon Government Money Market
TA Aegon U.S. Government Securities
TA American Funds Managed Risk - Balanced
TA BlackRock Global Allocation
TA BlackRock Global Allocation Managed Risk - Balanced
TA BlackRock Global Allocation Managed Risk - Growth
TA BlackRock Smart Beta 50
TA BlackRock Smart Beta 75
TA BlackRock Tactical Allocation
TA Janus Balanced
TA JPMorgan Asset Allocation - Conservative
TA JPMorgan Asset Allocation - Moderate Growth
TA JPMorgan Asset Allocation - Moderate
TA JPMorgan Core Bond
TA JPMorgan International Moderate Growth
TA JPMorgan Tactical Allocation
TA Legg Mason Dynamic Allocation – Balanced
TA Legg Mason Dynamic Allocation – Growth
TA Madison Diversified Income
TA Managed Risk – Balanced ETF
TA Managed Risk – Conservative ETF
TA Managed Risk – Growth ETF
TA Market Participation Strategy
TA Multi-Managed Balanced
TA PineBridge Inflation Opportunities
TA PIMCO Tactical – Balanced
TA PIMCO Tactical – Conservative
TA PIMCO Tactical – Growth
TA PIMCO Total Return
TA QS Investors Active Asset Allocation - Conservative
TA QS Investors Active Asset Allocation – Moderate Growth
TA QS Investors Active Asset Allocation - Moderate
Fixed Account GPOs or DCA Accounts	Designated Allocation Group A
AB Balanced Wealth Strategy Portfolio
American Funds - Asset Allocation Fund
Fidelity VIP Balanced Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
State Street Total Return V.I.S. Fund
TA BlackRock Global Allocation
TA BlackRock Global Allocation Managed Risk - Growth
TA BlackRock Smart Beta 75
TA Janus Balanced
TA JPMorgan Asset Allocation - Moderate Growth
TA JPMorgan International Moderate Growth
TA Legg Mason Dynamic Allocation – Growth
TA Managed Risk – Growth ETF
TA Multi-Managed Balanced
TA PIMCO Tactical – Growth
TA QS Investors Active Asset Allocation – Moderate Growth
Designated Allocation Group B
TA American Funds Managed Risk - Balanced
TA BlackRock Global Allocation Managed Risk - Balanced
TA BlackRock Smart Beta 50
TA BlackRock Tactical Allocation
TA JPMorgan Asset Allocation - Moderate
TA Legg Mason Dynamic Allocation - Balanced
TA Madison Diversified Income
TA Managed Risk - Balanced ETF
TA Market Participation Strategy
TA PIMCO Tactical – Balanced
TA QS Investors Active Asset Allocation – Moderate
Designated Allocation Group C
American Funds - Bond Fund
TA Aegon Government Money Market
TA Aegon U.S. Government Securities
TA AB Dynamic Allocation
TA JPMorgan Asset Allocation - Conservative
TA JPMorgan Core Bond
TA JPMorgan Tactical Allocation
TA Managed Risk – Conservative ETF
TA PineBridge Inflation Opportunities
TA PIMCO Tactical – Conservative
TA PIMCO Total Return
TA QS Investors Active Asset Allocation - Conservative
Fixed Account.
Allocation Methods	N/A	N/A

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]
Rider Form Number[1]	RGMB 31 0708 (NY)	RGMB 37 0809 (IS) (NY) RGMB 37 0809 (IJ) (NY)
Withdrawal Benefits - See “Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” appendix for examples showing the effect of withdrawals on the WB.
The percentage is determined by the attained age of the annuitant[2] at the time of the first withdrawal.

Age 1st WDSingle Life WD%
 0-58..........................................................0.0%
 59-69........................................................5.0%
 70-79........................................................6.0%
 80+...........................................................7.0%
Age 1st WDJoint Life WD%
 71-79........................................................5.5%
 80+...........................................................6.5%
• Starting the rider anniversary following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.
The percentage (after 2/1/2010) is determined by the attained age of the annuitant[2] at the time of the first withdrawal.

Age 1st WDSingle Life WD%
 0 - 58........................................................0.0%
 59-64........................................................4.0%
 65-74........................................................5.0%
 75 + .........................................................6.0%
Age 1st WDJoint Life WD%
 0 - 58........................................................0.0%
 59-64........................................................3.5%
 65-74........................................................4.5%
 75 + ..........................................................5.5%
NOTE: Prior to 2/1/2010 the age bands regarding the withdrawal percentages above were as follows:
 0-58 59-69 70-79 80+
• Starting the rider anniversary following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.
Automatic Step-Up Benefit	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 rider years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.
NOTE: The benefit percentage will also increase if you have crossed into another age band prior to an automatic step-ups after the election date.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]
Rider Form Number[1]	RGMB 31 0708 (NY)	RGMB 37 0809 (IS) (NY) RGMB 37 0809 (IJ) (NY)
Exercising Rider	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each calendar year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2] this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each calendar year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit.
Income Benefit or Other Benefit Payout Considerations	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.
Double Withdrawal Base Feature: If no withdrawals have been made within the first 10 rider years or before the anniversary following the annuitant's2 attained age 67 (or age 73 for joint life option), the WB on that rider anniversary will be the greater of;
1) the current WB; or
2) premiums applied within 90 days of the rider date multiplied by 2.
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.
Rider Upgrade	• Upgrades allowed within a 30 day window following each successive 5th rider anniversary.
• Rider availability and fees may vary at time of upgrade
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.
• An upgrade will reset the WB, RDB, RWA and Income Benefit determination.
• Rider Fee percentage will be the fee percentage that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.	• Upgrades allowed within 30 day window following each successive rider anniversary.
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.
• An upgrade will reset the WB and RDB.
• Rider Fee Percentage will be the fee percentage that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.
Rider Termination	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each successive 5th rider anniversary.
• The rider will be terminated the date we receive written notice from you requesting termination.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each successive 5th rider anniversary.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.
• The rider will be terminated the date we receive written notice from you requesting termination.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® 1.2[3]	Income LinkSM3
Rider Form Number[1]	RGMB 35 0109 (IS)(NY) RGMB 35 0109 (AS)(NY)	RGMB 39 0110 (IS)(NY) RGMB 39 0110 (IJ)(NY)
Purpose of Rider	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the RWA each rider year until the annuitant's2 death.
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.	This is a GLWB rider that guarantees tiered withdrawals for the annuitant's2 lifetime.
• The policyholder can withdraw (required to use systematic withdrawals) the RWA each rider year until the death of the annuitant[2].
• This benefit is intended to provide a level of tiered payments regardless of the performance of the designated variable investment option you select.
Availability	• Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB riders.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.	• Issue age 55-80, but not yet 81 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB riders.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
Base Benefit and Optional Fees
Fee based on designated allocation groups and the optional benefits selected. If you elect a combination of designated allocations from among the various groups below, then your fee will be based on a weighted average of your choices.

OAM Option.................................................1.25%
Group A.........................................................1.55%
Group B.........................................................1.10%
Group C.........................................................0.70%
Additional option fees would be added to the base and are as follows:
DB Single Life................................................0.25%
	DB Joint Life..................................................0.20%	Percentage of TWB - 0.90% for Single and Joint Life Riders (prior to 11/3/2013)
Fee Frequency	• The fee is calculated at issue and each subsequent rider quarter for the upcoming quarter based on the fund values and WB at that point in time and stored.
• Deducted at each rider quarterversary in arrears during the accumulation phase.
• The fee is calculated on a quarterly basis and varies depending on the fund allocation option you have chosen.
• A “rider fee adjustment” will be applied for transfers between allocation groups and for subsequent premium payments and withdrawals that change the withdrawal base.
• The base rider fee adjustment will be calculated using the same formula as the base rider fee.
• The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.
• Fee is deducted from variable subaccounts only.
• A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• The fee is calculated at issue and each subsequent calendar rider quarter for the upcoming quarter based on the fund values and WB at that point in time and stored.
• Deducted at each rider quarterversary in arrears during the accumulation phase.
• The fee is adjusted for new deposits that increase the WB and decreased for withdrawals that are not ILSW or RMD systematic withdrawals.
• Fee is deducted from variable subaccounts only.
• The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.
• A pro-rated fee is assessed at the time of rider termination or full surrender.
Death Benefit	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.
	The RDB does not reset due to the automatic step-up feature.	N/A

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® 1.2[3]	Income LinkSM3
Rider Form Number[1]	RGMB 35 0109 (IS)(NY) RGMB 35 0109 (AS)(NY)	RGMB 39 0110 (IS)(NY) RGMB 39 0110 (IJ)(NY)
Designated Funds Available - Policyholders who add this rider may only invest in these investment options. Investment options may not be available as a designated fund based on rider issue date.
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
PLEASE NOTE: These investment options may not be available on all products, may vary for certain policies and may not be available for all policies. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.	Designated Allocation Group A
AB Balanced Wealth Strategy Portfolio
American Funds – Asset Allocation Fund
Fidelity VIP Balanced Fund
State Street Total Return V.I.S. Fund
TA BlackRock Global Allocation
TA BlackRock Global Allocation Managed Risk - Growth
TA BlackRock Smart Beta 75
TA Janus Balanced
TA JPMorgan Asset Allocation - Moderate Growth
TA JPMorgan International Moderate Growth
TA Legg Mason Dynamic Allocation - Growth
TA Managed Risk – Growth ETF
TA Multi-Managed Balanced
TA PIMCO Tactical - Growth
TA QS Investors Active Asset Allocation – Moderate Growth
Designated Allocation Group B
TA American Funds Managed Risk - Balanced
TA BlackRock Global Allocation Managed Risk - Balanced
TA BlackRock Smart Beta 50
TA BlackRock Tactical Allocation
TA JPMorgan Asset Allocation – Moderate
TA Legg Mason Dynamic Allocation - Balanced
TA Madison Diversified Income
TA Managed Risk – Balanced ETF
TA Market Participation Strategy
TA PIMCO Tactical - Balanced
TA QS Investors Active Asset Allocation – Moderate
Designated Allocation Group C
American Funds Bond Fund
TA Aegon Government Money Market
TA Aegon US Government Securities
TA AB Dynamic Allocation
TA JPMorgan Asset Allocation - Conservative
TA JPMorgan Core Bond
TA JPMorgan Tactical Allocation
TA Managed Risk – Conservative ETF
TA PineBridge Inflation Opportunities
TA PIMCO Tactical - Conservative
TA PIMCO Total Return
TA QS Investors Active Asset Allocation - Conservative
Fixed Account	American Funds Bond Fund
TA Aegon Government Money Market
TA Aegon U.S. Government Securities
TA AB Dynamic Allocation
TA JPMorgan Asset Allocation - Conservative
TA JP Morgan Core Bond
TA JP Morgan Tactical Allocation
TA Managed Risk – Conservative ETF
TA PIMCO Tactical Balanced
TA PIMCO Total Return
TA PineBridge Inflation Opportunities
TA QS Investors Active Asset Allocation - Conservative
Fixed Account
Allocation Methods	Open Allocation Method (OAM):
• This program will automatically allocate assets from the policy holder's separate accounts to a subaccount of our choosing when the policy value has dropped relative to the guaranteed amount.
• If the policy value increases enough in relation to the guaranteed amounts, the money will be moved back into the separate accounts (pro-rata based on the policy holder's current separate account values).
• The allocation of assets between the accounts is at our sole discretion but will initially use modern financial theory to determine the correct allocation.
• The policyholder may not allocate premium payments to, nor transfer policy value into or out of the OAM investment options.
	Current OA Subaccount: TA ProFund UltraBear	N/A

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® 1.2[3]	Income LinkSM3
Rider Form Number[1]	RGMB 35 0109 (IS)(NY) RGMB 35 0109 (AS)(NY)	RGMB 39 0110 (IS)(NY) RGMB 39 0110 (IJ)(NY)
Withdrawal Benefits - See “Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” and “Adjusted Partial Withdrawals - Income Link Rider” appendices for examples showing the effect of withdrawals on the WB.
The percentage is determined by the attained age of the annuitant[2] at the time of the first withdrawal.

Age 1st WDSingle Life WD%
 0 - 58........................................................0.0%
 59-64........................................................4.0%
 65-74........................................................5.0%
 80 + ..........................................................6.0%
Age 1st WDJoint Life WD%
 0 - 58........................................................0.0%
 59-64........................................................3.5%
 65-74........................................................4.5%
 80 + .........................................................5.5%
• Starting the rider anniversary following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.	Withdrawal Option Election Date - This is the date the withdrawal option is selected by the policy owner.
ILSD - This is the date the policy owner elects to begin receiving payments.
ILWY - This is each 12 month period beginning on the ILSD and establishes the time period for withdrawing your RWA and is reset at the beginning of each withdrawal year.
ILSW - There are 4 systematic payment options specific to this rider. Any withdrawal that is not an ILSW will be considered an excess withdrawal.
The withdrawal percentage is used to calculate the RWA and is determined by electing a withdrawal option, which is not required to elect at the time of issue. Once selected, the ILSWs are not required to begin immediately. Your withdrawal option is not locked in until the ILSD and the percentage is not recalculated at the time of an automatic step-up. Withdrawal options are as listed below:
Single Life
5% for 7 years and 4% thereafter
6% for 6 years and 4% thereafter
7% for 5 years and 4% thereafter
8% for 4 years and 4% thereafter
9% for 3 years and 4% thereafter
10% for 2 years and 4% thereafter
Joint Life
4.5% for 7 years and 3.5% thereafter
5.5% for 6 years and 3.5% thereafter
6.5% for 5 years and 3.5% thereafter
7.5% for 4 years and 3.5% thereafter
8.5% for 3 years and 3.5% thereafter
9.5% for 2 years and 3.5% thereafter
On each ILSD and the beginning of each ILWY thereafter, the RWA is equal to the withdrawal option percentage multiplied by the withdrawal base.
Automatic Step-Up Benefit	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.
NOTE: The benefit percentage will also increase if you have crossed into another age band prior to an automatic step-ups after the election date.	On each rider anniversary, the WB will be set to the greatest of:
1 The current WB:
2) The policy value on the rider anniversary; or
3) The highest policy value on a rider monthiversarySM for the current rider year*
* Item 3) is set to zero if there have been any withdrawals that are not ILSW or RMD systematic withdrawals in the current rider year. The highest monthly value is the larges policy value on each rider monthiversary during the rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® 1.2[3]	Income LinkSM3
Rider Form Number[1]	RGMB 35 0109 (IS)(NY) RGMB 35 0109 (AS)(NY)	RGMB 39 0110 (IS)(NY) RGMB 39 0110 (IJ)(NY)
Exercising Rider	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each rider year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
	Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each withdrawal year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Income Benefit or Other Benefit Payout Considerations	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.	Systematic Withdrawal Options:
1. 72t/72q SPO - This allows fixed level payments that will not change for at least 5 years and payments will not exceed RWA. Only 5, 6 and 7 year options available.
2. RMD Only SPO - This allows a modal amount equal to the annual RMD requirement for the current calendar year less all withdrawals taken in current calendar year divided by the number of payments remaining in the calendar year. Will not reduce RWA and is only available prior to ILSD.
3. RWA SPO no RMD kick out - Allows modal payments of the remaining RWA divided by the number of payments remaining in the current withdrawal year. Payments will be adjusted for any step-ups, premium additions or excess withdrawals and will reduce the RWA with each payment.
4. RWA SPO with RMD kick out - This allows for payments equal to #3 above with an additional payment to satisfy the RMD paid on December 27th each calendar year. Modal payments are not affected by this RMD payment.
Rider Upgrade	• Upgrades allowed within a 30 day window following each successive 5th rider anniversary.
• Rider availability and fees may vary at time of upgrade
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.
• An upgrade will reset the WB and RDB.
• Rider Fee Percentage will be the fee percentage that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.	• No upgrades allowed, however the owner may terminate the existing rider any time after the 5th rider anniversary and add the new rider in place at that time, as long as the covered lives meet the age requirements in effect at that time.
• New rider addition will be subject to issue age restrictions of the rider at the time of termination and re-addition. Currently the maximum age is 80 years old.
• Rider availability and fees are subject to what applies to the new rider being added.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® 1.2[3]	Income LinkSM3
Rider Form Number[1]	RGMB 35 0109 (IS)(NY) RGMB 35 0109 (AS)(NY)	RGMB 39 0110 (IS)(NY) RGMB 39 0110 (IJ)(NY)
Rider Termination	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each successive 5th rider anniversary.
• The rider will be terminated the date we receive written notice from you requesting termination.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed at any time after the 5th rider anniversary.
• The rider will be terminated the date we receive written notice from you requesting termination.
• After termination, there is no wait period to re-add the rider, assuming the rider is still available.
(1)	Rider form number may be found on the bottom left corner of your rider pages.
(2)	If the rider's Joint Life option has been elected for an additional fee, the benefits and features available could differ from the Single Life Option based on the age of the annuitant's spouse.
(3)	This rider and additional options may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the riders. The application and operation of the riders are governed by the terms and conditions of the rider itself.

APPENDIX
Guaranteed Lifetime Withdrawal Benefit
Adjusted Partial withdrawals - Income LinkSM Rider (No Longer Available)
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Withdrawal Base (“WB”)
2.	Rider Withdrawal Amount (“RWA”)
3.	Income LinkSM rider Systematic Withdrawals (“ILSW”)
Withdrawal Base.  Income LinkSM rider systematic withdrawals (and certain minimum required distributions) will not reduce the withdrawal base. Non-Income LinkSM rider systematic withdrawals (and minimum required distributions calculated other than as provided for in the rider or not taken via a systematic withdrawal program) will reduce the withdrawal base by an amount equal to the greater of:
1)	the amount of the non-Income LinkSM rider systematic withdrawal (or non-qualifying minimum required distribution); and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the amount in 1 above;
B	is the policy value prior to the withdrawal; and
C	is the withdrawal base prior to the withdrawal.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.
Assumptions:
WB = $100,000
RWA = 6% withdrawal would be $6,000 (6% of the current $100,000 withdrawal base)
ILSW = $500 per month
Non-ILSW = $10,000 (taken after the eighteenth monthly Income LinkSM rider systematic withdrawal)
PV = $90,000
Assumes single life withdrawal option of 6% for 6 years and 4% thereafter has been elected. Non-Income LinkSM rider systematic withdrawal occurs during the second Income LinkSM rider withdrawal year (which means the withdrawal percentage is 6%).
Result. For the guaranteed lifetime withdrawal benefit, because there was a non-Income LinkSM rider systematic withdrawal, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount and Income LinkSM rider systematic withdrawal amount calculated.
New withdrawal base:
Step One. The withdrawal base is reduced only by the amount of the non-Income LinkSM rider systematic withdrawal or the pro rata amount, if greater.
Step Two. Calculate how much the withdrawal base is affected by the non-Income LinkSM rider systematic withdrawal.
1.	The formula is (Non-ILSW / (PV before withdrawal)) * WB before any adjustments
2.	($10,000 / ($90,000)) * $100,000 = $11,111
Step Three. Which is larger, the actual $10,000 non-Income LinkSM rider systematic withdrawal or the $11,111 pro rata amount?
$11,111 pro rata amount.
Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?
$100,000 - $11,111 = $88,889
Result. The new withdrawal base is $88,889. Please note the percentage reduction in the withdrawal base is used in calculating the revised RWA and ILSW.
New rider withdrawal amount:
Because the withdrawal base was adjusted (due to the non-Income LinkSM rider systematic withdrawal) we have to calculate a new (remaining) rider withdrawal amount. This calculation assumes no more non-Income LinkSM rider systematic withdrawal activity prior to the next Income LinkSM rider withdrawal year.
Question: What is the new (remaining) rider withdrawal amount for the remainder of the Income LinkSM rider withdrawal year?
$3,000 (the remaining rider withdrawal amount) - ($3,000*11.11%) = $2,667

Guaranteed Lifetime Withdrawal BenefitAdjusted Partial withdrawals - Income LinkSM
Rider (No Longer Available) — (Continued)
Result. Going forward, the maximum you can take out in a benefit year without causing a negative withdrawal base adjustment and further reduction of the withdrawal base (assuming there are no future automatic step-ups) is $5,333.
New Income LinkSM rider systematic withdrawal amount:
Because the withdrawal base was adjusted (due to the non-Income LinkSM rider systematic withdrawal) we have to calculate a new Income LinkSM rider systematic withdrawal amount. This calculation assumes no more non-Income LinkSM rider systematic withdrawal activity prior to the next Income LinkSM rider withdrawal year.
Question: What is the new Income LinkSM rider systematic withdrawal amount?
$500 (the old Income LinkSM rider systematic withdrawal amount) - ($500*11.11%) = $444
Result. Going forward (until the seventh Income LinkSM rider withdrawal year), the Income LinkSM rider systematic withdrawal amount (assuming there are no future automatic step-ups) is $444.

STATEMENT OF ADDITIONAL INFORMATION
TRANSAMERICA LANDMARKSM NY VARIABLE ANNUITY
Issued through
SEPARATE ACCOUNT VA BNY
Offered by
TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY
This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Transamerica LandmarkSM NY Variable Annuity offered by Transamerica Financial Life Insurance Company. You may obtain a copy of the current prospectus, dated May 1, 2018, by calling (800) 525-6205, or write us at: Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.
This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.
Dated: May 1, 2018

ii

GLOSSARY OF TERMS
accumulation unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.
Administrative Office—Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499, (800) 525-6205.
annuitant—The person on whose life any annuity payments involving life contingencies will be based.
annuity commencement date—The date upon which annuity payments are to commence. In no event can this date be (1) later than the last day of the month in which the annuitant attains age 90, or 10 years from the policy date if later, or (2) earlier than the first day of the calendar month coinciding with or next following the first policy anniversary. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.
annuity payment option—A method of receiving a stream of annuity payments selected by the owner.
annuity unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.
assumed investment return or AIR—The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
beneficiary(ies)—The person(s) who has the right to the death benefit as set forth in the policy.
business day—A day when the New York Stock Exchange is open for regular trading.
cash value—The policy value less any applicable service charge, surrender charge and premium tax charge, if any, and rider fees (imposed upon surrender).
Code—The Internal Revenue Code of 1986, as amended.
enrollment form—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.
excess partial surrender—The portion of a partial surrender (surrender) that exceeds the free amount.
fixed account—One or more guaranteed period options under the policy that are part of our general assets and are not in the separate account.
free amount—The amount that can be withdrawn each year without incurring any surrender charges.
guaranteed lifetime withdrawal benefit—Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider, the Retirement Income Max® rider and the Retirement Income Choice® 1.6 rider.
guaranteed period options—The various guaranteed interest rate periods of the fixed account which we may offer and into which premium payments may be paid or amounts transferred.
nonqualified policy—A policy other than a qualified policy.
owner (you, your)—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and before the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.
policy date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
policy value—On or before the annuity commencement date, the policy value is equal to the owner's:
•	premium payments; minus
•	gross partial surrenders (partial surrenders plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge plus taxes (on the withdrawal)); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
•	accumulated losses in the separate account; minus
•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.
policy year—A policy year begins on the policy date and on each anniversary thereafter.
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premium payment—An amount paid to us by the owner or on the owner's behalf as consideration for the benefits provided by the policy.
qualified policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.
separate account—Separate Account VA BNY, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
separate account value—The portion of the policy value that is invested in the separate account.
service charge—An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $35, but will not exceed 2% of the policy value.
subaccount—A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.
supportable payment—The amount equal to the sum of the variable annuity unit values multiplied by the number of variable annuity units in each of the selected subaccounts.
surrender charge—A percentage of each premium payment that depends upon the length of time from the date of each premium payment. The surrender charge is assessed on full or partial surrenders from the policy. A surrender charge may also be referred to as a “contingent deferred sales charge.”
valuation period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made on each business day.
variable annuity payments—Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.
written notice—Written notice, signed by the owner, that gives the Company the information it requires and is received in good order at the Administrative Office. For some transactions, the Company may accept an electronic notice, such as telephone instructions. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.
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In order to supplement the description in the prospectus, the following provides additional information about the Company (the Company, we, us or our) and the policy, which may be of interest to a prospective purchaser.
THE POLICY—GENERAL PROVISIONS
Owner
The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with our consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.
Unless we have been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.
Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner's estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.
The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.
When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment we have made or action we have taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.
Entire Contract
The entire contract consists of the policy and any application, endorsements and riders. If any portion of the policy or rider attached thereto shall be found to be invalid, unenforceable or illegal, the remainder shall not in any way be affected or impaired thereby, but shall have the same force and effect as if the invalid, unenforceable or illegal portion had not been inserted.
Misstatement of Age or Sex
During the Accumulation Phase. If the age of any person whose life or age a benefit provided under a guaranteed benefit has been misstated, any such benefit will be that which would have been purchased on the basis of the correct age. If that person would not have been eligible for that guaranteed benefit at the correct age, (i) the benefit will be rescinded; and (ii) any charges that were deducted for the benefit will be refunded and applied to the total account value of the policy.
We reserve the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the policy.
After the Annuity Commencement Date. We may require proof of the annuitant’s or owner’s age and/or sex before any payments associated with any benefits are made. If the age or sex of the annuitant and/or owner has been misstated, we will change the payment associated with any benefits payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by us shall be paid in full with the next payment due such person, beneficiary, or payee. The dollar amount of any overpayment made by us due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest specified in your policy, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to us.
Reallocation of Annuity Units After the Annuity Commencement Date
After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the
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annuity units remaining in an account or subaccount after a reallocation is less than $10, we reserve the right to include the value of those annuity units as part of the transfer. The request must be in writing to our Administrative Office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.
After the annuity commencement date, no transfers may be made from the fixed account to the separate account.
Annuity Payment Options
During the lifetime of the annuitant and before the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by us in good order at least thirty (30) days before the annuity commencement date (elections less than 30 days require prior approval). If no election is made before the annuity commencement date, annuity payments will be made under life income with variable payments for 10 years certain using the existing policy value of the separate account. These default options may be restricted with respect to qualified policies.
The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount we have at the death of a payee. Naming these payees cancels any prior choice of a successor payee.
A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells us in writing and we agree.
Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “Annuity 2000” (male, female and unisex if required by law) mortality table projected for improvement using projection scale G. The rates were projected dynamically using an assumed annuity commencement date of 2005. the “Annuity 2000” mortality rates are adjusted based on improvements in mortality to more appropriately reflect increased longevity. The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary. For certain qualified policies the use of unisex mortality tables may be required.
Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state and Federal law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant's actual age nearest birthday, on the annuity commencement date, adjusted as described in your policy. This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.
Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.
Death Benefit
Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death or any other proof satisfactory to us will constitute due proof of death. If the annuitant dies after the annuity commencement date, no death benefit is payable and the amount payable will depend on the annuity income option.
Upon receipt in good order of this proof and an election of a method of settlement, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information about the beneficiary(ies) to make the payment. The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law unless a settlement agreement is effective at the death of the owner preventing such election.
If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the policy value. If the new owner is not the deceased owner's spouse, however, (1) the policy value must be distributed within five years after the date of the deceased owner's death, or (2) payments under an annuity payment option must
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begin no later than one year after the deceased owner's death and must be made for the new owner's lifetime or for a period certain (so long as any period certain does not exceed the new owner's life expectancy). If the sole new owner is the deceased owner's surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.
Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending us written notice. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by us. We will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.
Death of Owner
Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See the TAX INFORMATION section in the prospectus for more information about these rules. Other rules may apply to qualified policies.
Assignment
During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on us until a copy has been filed at its Administrative Office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. We assume no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.
Unless you so direct by filing written notice with us, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary's creditors.
Ownership under qualified policies is restricted to comply with the Code.
Evidence of Survival
We reserve the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until we receive such evidence.
Non-Participating
The policy will not share in our surplus earnings; no dividends will be paid.
Amendments
No change in the policy is valid unless made in writing by us and approved by one of our officers. No registered representative has authority to change or waive any provision of the policy.
We reserve the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.
Employee and Agent Purchases
The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of ours or our affiliated companies or their immediate family. In such a case, we in our discretion, may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs we experience on those purchases. We may offer certain employer sponsored savings plans, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which we are not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.
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Present Value of Future Variable Payments
The present value of future period certain variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request (in good order), multiplied by (b) the number of payments remaining, multiplied by a discount rate (such as the assumed investment rate or “AIR”).
INVESTMENT EXPERIENCE
A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.
Accumulation Units
Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.
Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the Administrative Office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for regular trading.
An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.
The net investment factor for any subaccount for any valuation period is determined by dividing (A + B - C) by (D) and subtracting (D) from the result, where the net result of:
A	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus
B	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus
C	a per share credit or charge for any taxes determined by us to have resulted during the valuation period from the investment operations of the subaccount;
D	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and
E	is an amount representing the separate account charge and any optional benefit fees, if applicable.
Illustration of Separate Account Accumulation Unit Value Calculations
Formula and Illustration for Determining the Net Investment Factor
Net Investment Factor =	(A + B - C)	- E
D
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Where:
A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.
Assume A = $11.57
B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
Assume B = 0
C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
Assume C = 0
D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.
Assume D = $11.40
E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees, if applicable. Assume E totals 1.30% on an annual basis; On a daily basis, this equals 0.0000353875.

Then, the net investment factor =	(11.57 + 0 – 0)	- 0.0000353875 = Z = 1.0148768932
(11.40)
Formula for Determining Accumulation Unit Value
Accumulation Unit Value = A * B
Where:
A =	The accumulation unit value for the immediately preceding valuation period.
Assume A = $X
B =	The net investment factor for the current valuation period.
Assume B = Y
Then, the accumulation unit value = $X * Y = $Z
Annuity Unit Value and Annuity Payment Rates
The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to A multiplied by B multiplied by C, where:
A	is the variable annuity unit value for the subaccount on the immediately preceding business day;
B	is the net investment factor for that subaccount for the valuation period; and
C	is the assumed investment return adjustment factor for the valuation period.
The assumed investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.
The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:
(i)	is the result of:
(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus
(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus
(3)	a per share charge or credit for any taxes reserved for, which we determine to have resulted from the investment operations of the subaccount.
(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.
(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of shares held in that subaccount.
The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.
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The annuity payment rates generally vary according to the annuity option elected and the gender and adjusted age of the annuitant at the annuity commencement date. The policy contains a table for determining the adjusted age of the annuitant.
Calculations for Annuity Unit
Value and Variable Annuity Payments
Formula for Determining Annuity Unit Value
Annuity Unit Value = A * B * C
Where:
A =	Annuity unit value for the immediately preceding valuation period.
Assume A = $X
B =	Net investment factor for the valuation period for which the annuity unit value is being calculated.
Assume B = Y
C =	A factor to neutralize the annual assumed investment return of 5% built into the Annuity Tables used.
Assume C = Z
Then, the annuity unit value is: $X * Y * Z = $Q
Formula for Determining Amount of
First Monthly Variable Annuity Payment
First monthly variable annuity payment =	A * B
$1,000

Where:
A =	The adjusted policy value as of the annuity commencement date.
Assume A = $X
B =	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
Assume B = $Y

Then, the first monthly variable annuity payment =	$X * $Y	= $Z
1,000
Formula for Determining the Number of Annuity Units
Represented by Each Monthly Variable Annuity Payment
Number of annuity units =	A
B

Where:
A =	The dollar amount of the first monthly variable annuity payment.
Assume A = $X
B =	The annuity unit value for the valuation date on which the first monthly payment is due.
Assume B = $Y

Then, the number of annuity units =	$X	= Z
$Y
PERFORMANCE
We periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of non-standard performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and
8

expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.
Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges.
Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.
Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.
HISTORICAL PERFORMANCE DATA
Money Market Yields
We may from time to time disclose the current annualized yield of the money market subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money market subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula.
Current Yield = ((NCS * ES)/UV) * (365/7)
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
Because of the charges and deductions imposed under a policy, the yield for the money market subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes. The yield calculations also do not reflect surrender charges that may be applicable to a particular policy. Surrender charges range from 8% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made. Surrender charges are based on the number of years since the date the premium payment was made, not the policy issue date.
We may also disclose the effective yield of the money market subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula.
Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
9

The yield on amounts held in the money market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.
Total Returns
We may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.
Total returns will be calculated using subaccount unit values which we calculate on each business day based on the performance of the separate account's underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula.
P (1 + T)N = ERV
Where:
T	=	The average annual total return net of subaccount recurring charges.
ERV	=	The ending redeemable value of the hypothetical account at the end of the period.
P	=	A hypothetical initial payment of $1,000.
N	=	The number of years in the period.
Other Performance Data
We may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.
We may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula except that the surrender charge percentage will be assumed to be 0%.
CTR = (ERV / P)-1
Where:
CTR	=	The cumulative total return net of subaccount recurring charges for the period.
ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.
P	=	A hypothetical initial payment of $1,000.
All non-standard performance data will only be advertised if the standard performance data is also disclosed.
Adjusted Historical Performance Data
From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.
PUBLISHED RATINGS
We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect our financial strength. The
10

ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms.
STATE REGULATION OF US
We are subject to the laws of jurisdiction governing insurance companies and to regulation by the jurisdiction Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering our operations for the preceding year and our financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine our contract liabilities and reserves so that the Department may determine the items are correct. Our books and accounts are subject to review by the Department of Insurance at all times, and a full examination of our operations are conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which it may operate.
ADMINISTRATION
We perform administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.
RECORDS AND REPORTS
All records and accounts relating to the separate account will be maintained by us. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, we will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments we send to you) you may only receive quarterly confirmations.
DISTRIBUTION OF THE POLICIES
We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (“TCI”), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below).
TCI's home office is located at 1800 California St. Suite 5200 Denver, Colorado 80202. TCI is an indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.
The policies were offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives with these selling firms are appointed as our insurance agents.
We and our affiliates provide paid-in capital to TCI and pay for TCI's operating and other expenses, including overhead, legal and accounting fees. We also pay TCI an “override” payment based on the pricing of the product which becomes part of TCI's assets. In addition, we pay commission to TCI for policy sales; these commissions are passed through to the selling firms with TCI not retaining any portion of the commissions. During fiscal year 2017, 2016 and 2015 the amounts paid to TCI in connection with all policies sold through the separate account were $2,680,733, $2,591,084 and $2,708,733, respectively.
We and/or TCI or another affiliate may pay certain selling firms additional cash amounts for: (1) marketing allowances, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses of the selling firms. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. Differences in compensation paid to a selling firm or its sales representatives for selling one product over another may create conflicts of interests for such firms or its sales representatives.
11

VOTING RIGHTS
To the extent required by law, we will vote the underlying fund portfolios' shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we will determine that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.
Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.
After the annuity commencement date, you have the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.
The number of votes that you have the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. We will solicit voting instructions by sending you, or other persons entitled to vote, requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by us in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.
Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.
OTHER PRODUCTS
We make other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.
CUSTODY OF ASSETS
We hold assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from our general account assets. We maintain records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by our fidelity bond, presently in the amount of $5,000,000, covering the acts of our officers and employees.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements of the Separate Account VA BNY, as of December 31, 2017, and for the years ended December 31, 2017 and 2016, and the statutory-basis financial statements and schedules of Transamerica Financial Life Insurance Company as of December 31, 2017 and 2016, and for each of the three years ended December 31, 2017 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
OTHER INFORMATION
A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement and the amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.
12

FINANCIAL STATEMENTS
The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA BNY, which are available for investment by Transamerica LandmarkSM NY Variable Annuity policy owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Financial Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of us to meet our obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.
13

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit values and the number of accumulation units outstanding for the total separate account expenses listed therein (including any applicable fund facilitation fees) for each subaccount available on December 31, 2017.
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.697499 $1.660131 $1.674157 $1.596635 $1.402702 $1.263956 $1.331774 $1.233390 $1.012367 $1.000000	$1.921500 $1.697499 $1.660131 $1.674157 $1.596635 $1.402702 $1.263956 $1.331774 $1.233390 $1.012367	0.000 0.000 3,447.883 3,538.984 91,188.299 93,802.043 93,658.953 86,739.913 0.000 0.000
AB Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.961327 $1.800186 $1.809473 $1.687933 $1.278544 $1.111871 $1.068636 $0.965842 $0.818182 $1.406638	$2.281721 $1.961327 $1.800186 $1.809473 $1.687933 $1.278544 $1.111871 $1.068636 $0.965842 $0.818182	0.000 0.000 3,208.405 3,386.456 6,279.111 3,892.376 0.000 0.000 0.000 0.000
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.994761 $1.986781 $1.827174 $1.636330 $1.217695 $1.063874 $1.126873 $1.045995 $0.777784 $1.317769	$2.576487 $1.994761 $1.986781 $1.827174 $1.636330 $1.217695 $1.063874 $1.126873 $1.045995 $0.777784	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.651413 $1.543249 $1.556199 $1.509750 $1.248049 $1.098433 $1.108724 $1.007640 $0.989770	$1.877331 $1.651413 $1.543249 $1.556199 $1.509750 $1.248049 $1.098433 $1.108724 $1.007640	0.000 0.000 0.000 0.000 24,321.799 26,026.316 27,923.078 29,779.724 0.000
American Funds - Bond FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.075733 $1.068415 $1.089471 $1.058131 $1.105809 $1.073163 $1.034117 $0.993361 $1.000891	$1.090676 $1.075733 $1.068415 $1.089471 $1.058131 $1.105809 $1.073163 $1.034117 $0.993361	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
14

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Growth FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.897813 $1.772246 $1.695826 $1.598004 $1.255886 $1.089385 $1.163617 $1.002501 $0.986472	$2.381329 $1.897813 $1.772246 $1.695826 $1.598004 $1.255886 $1.089385 $1.163617 $1.002501	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.852328 $1.698232 $1.711555 $1.581843 $1.211549 $1.054579 $1.098363 $1.007891 $0.986794	$2.217204 $1.852328 $1.698232 $1.711555 $1.581843 $1.211549 $1.054579 $1.098363 $1.007891	0.000 0.000 7,408.093 7,688.185 7,832.891 8,376.241 0.000 0.000 0.000
American Funds - International FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.067769 $1.054484 $1.129331 $1.186220 $0.997163 $0.864835 $1.027799 $0.980022 $0.982903	$1.380065 $1.067769 $1.054484 $1.129331 $1.186220 $0.997163 $0.864835 $1.027799 $0.980022	0.000 0.000 6,289.672 6,154.761 9,257.421 5,210.222 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.441117 $1.373291 $1.395040 $1.292728 $1.104879 $0.981128 $1.040017 $0.900399 $0.663638 $1.000000	$1.641459 $1.441117 $1.373291 $1.395040 $1.292728 $1.104879 $0.981128 $1.040017 $0.900399 $0.663638	0.000 0.000 0.000 25,070.967 25,296.682 28,406.284 16,986.197 0.000 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.293483 $2.170320 $2.203499 $2.011980 $1.566364 $1.375111 $1.442017 $1.257299 $0.946209 $1.683422	$2.735409 $2.293483 $2.170320 $2.203499 $2.011980 $1.566364 $1.375111 $1.442017 $1.257299 $0.946209	0.000 0.000 0.000 191.729 6,179.438 2,750.471 0.000 0.000 0.000 0.000
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.874995 $1.623876 $1.728818 $1.624757 $1.295830 $1.128715 $1.143202 $1.014193 $0.796072 $1.419332	$2.071900 $1.874995 $1.623876 $1.728818 $1.624757 $1.295830 $1.128715 $1.143202 $1.014193 $0.796072	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
15

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.809553 $1.834647 $1.749616 $1.606775 $1.204472 $1.073467 $1.094709 $0.901030 $0.717861 $1.389096	$2.393063 $1.809553 $1.834647 $1.749616 $1.606775 $1.204472 $1.073467 $1.094709 $0.901030 $0.717861	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.787226 $2.538742 $2.631119 $2.529841 $1.898249 $1.689437 $1.932005 $1.531940 $1.117551 $1.886714	$3.295573 $2.787226 $2.538742 $2.631119 $2.529841 $1.898249 $1.689437 $1.932005 $1.531940 $1.117551	0.000 0.000 0.000 5,721.108 5,935.399 5,591.043 5,670.093 0.000 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.844652 $1.720966 $1.812350 $1.734713 $1.358486 $1.090076 $1.221716 $0.985870 $0.639565 $1.338639	$2.154822 $1.844652 $1.720966 $1.812350 $1.734713 $1.358486 $1.090076 $1.221716 $0.985870 $0.639565	0.000 0.000 3,249.758 3,290.101 6,088.245 3,794.652 0.000 0.000 0.000 0.000
Franklin Founding Funds Allocation VIP Fund - Class 4(3) Subaccount Inception Date November 10, 2008	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.831087 $1.655503 $1.802760 $1.791351 $1.478775 $1.311076 $1.361314 $1.260784 $0.989698 $1.000000	$2.004806 $1.831087 $1.655503 $1.802760 $1.791351 $1.478775 $1.311076 $1.361314 $1.260784 $0.989698	0.000 0.000 0.000 60,659.375 125,904.666 128,639.806 112,352.545 62,123.890 0.000 0.000
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.272407 $1.137616 $1.247831 $1.216035 $1.088054 $0.984774 $0.980561 $0.887236 $0.667079 $0.966884	$1.368879 $1.272407 $1.137616 $1.247831 $1.216035 $1.088054 $0.984774 $0.980561 $0.887236 $0.667079	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.219933 $1.071578 $1.149210 $1.093726 $0.869358 $0.775884 $0.799315 $0.732851 $0.592743 $0.960957	$1.296561 $1.219933 $1.071578 $1.149210 $1.093726 $0.869358 $0.775884 $0.799315 $0.732851 $0.592743	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
16

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2017 2016 2015 2014 2013 2012	$1.436782 $1.435755 $1.397377 $1.317048 $0.960487 $1.000000	$1.790309 $1.436782 $1.435755 $1.397377 $1.317048 $0.960487	0.000 0.000 0.000 0.000 0.000 0.000
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.997623 $2.725976 $2.678229 $2.432642 $1.878276 $1.637006 $1.696902 $1.378244 $0.972780 $1.766658	$3.736951 $2.997623 $2.725976 $2.678229 $2.432642 $1.878276 $1.637006 $1.696902 $1.378244 $0.972780	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.434906 $1.436691 $1.502765 $1.429410 $1.137815 $0.967884 $1.147206 $1.012439 $0.751211 $1.387768	$1.783115 $1.434906 $1.436691 $1.502765 $1.429410 $1.137815 $0.967884 $1.147206 $1.012439 $0.751211	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
JPMorgan Insurance Trust Core Bond Portfolio Subaccount Inception Date April 23, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.209147 $1.207125 $1.217038 $1.182609 $1.223657 $1.184497 $1.123744 $1.048790 $1.000000	$1.228448 $1.209147 $1.207125 $1.217038 $1.182609 $1.223657 $1.184497 $1.123744 $1.048790	0.000 0.000 0.000 11,734.527 20,631.792 21,328.188 22,589.032 10,038.992 0.000
JPMorgan Insurance Trust Mid Cap Value Portfolio Subaccount Inception Date May 1, 2004	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.951109 $2.623031 $2.747131 $2.433117 $1.874923 $1.588072 $1.584729 $1.308668 $0.916394 $1.398877	$3.293287 $2.951109 $2.623031 $2.747131 $2.433117 $1.874923 $1.588072 $1.584729 $1.308668 $0.916394	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
JPMorgan Insurance Trust Small Cap Core Portfolio Subaccount Inception Date May 1, 2004	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.962094 $2.511913 $2.703704 $2.515107 $1.801968 $1.534555 $1.642812 $1.317442 $0.853937 $1.280136	$3.348036 $2.962094 $2.511913 $2.703704 $2.515107 $1.801968 $1.534555 $1.642812 $1.317442 $0.853937	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
17

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
JPMorgan Insurance Trust U.S. Equity Portfolio–Class 1 Subaccount Inception Date April 23, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.677332 $2.460280 $2.486768 $2.225821 $1.665888 $1.443770 $1.499877 $1.346326 $1.000000	$3.212737 $2.677332 $2.460280 $2.486768 $2.225821 $1.665888 $1.443770 $1.499877 $1.346326	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.986461 $1.861320 $1.939224 $2.137223 $1.542916 $1.301232 $1.482104 $1.111499 $0.695533 $1.172551	$2.461685 $1.986461 $1.861320 $1.939224 $2.137223 $1.542916 $1.301232 $1.482104 $1.111499 $0.695533	0.000 0.000 0.000 6,719.014 6,806.752 6,898.022 6,995.544 0.000 0.000 0.000
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.687200 $1.580669 $1.620880 $1.526744 $1.310871 $1.204830 $1.209106 $1.124365 $0.973702 $1.278035	$1.854042 $1.687200 $1.580669 $1.620880 $1.526744 $1.310871 $1.204830 $1.209106 $1.124365 $0.973702	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.296435 $1.248333 $1.292540 $1.256577 $1.119656 $1.019006 $1.074161 $1.003281 $0.988801	$1.462980 $1.296435 $1.248333 $1.292540 $1.256577 $1.119656 $1.019006 $1.074161 $1.003281	0.000 0.000 0.000 0.000 24,484.024 26,199.903 28,109.295 29,978.366 0.000
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$0.917521 $0.872748 $0.951558 $1.091633 $0.905025 $0.780461 $0.890358 $0.837316 $0.622897 $1.065218	$1.050263 $0.917521 $0.872748 $0.951558 $1.091633 $0.905025 $0.780461 $0.890358 $0.837316 $0.622897	0.000 0.000 0.000 11,555.498 11,706.398 11,863.378 12,031.099 0.000 0.000 0.000
TA AB Dynamic Allocation - Service Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.348114 $1.347518 $1.379585 $1.334980 $1.273324 $1.227163 $1.230558 $1.149363 $0.893361 $1.445762	$1.448296 $1.348114 $1.347518 $1.379585 $1.334980 $1.273324 $1.227163 $1.230558 $1.149363 $0.893361	0.000 0.000 0.000 13,724.759 13,910.191 14,091.302 14,270.588 0.000 0.000 0.000
18

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon Government Money Market - Service Class Subaccount Inception Date January 1, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$0.897718 $0.915134 $0.932934 $0.951082 $0.969581 $0.988547 $1.007723 $1.027323 $1.047238 $1.045100	$0.880626 $0.897718 $0.915134 $0.932934 $0.951082 $0.969581 $0.988547 $1.007723 $1.027323 $1.047238	0.000 0.000 0.000 0.000 8,289.252 0.000 0.000 0.000 42,204.858 0.000
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 21, 1999	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.829239 $1.621553 $1.727453 $1.699856 $1.629865 $1.419137 $1.383962 $1.257884 $0.873225 $1.194463	$1.923754 $1.829239 $1.621553 $1.727453 $1.699856 $1.629865 $1.419137 $1.383962 $1.257884 $0.873225	0.000 0.000 6,849.013 6,585.196 6,919.140 6,160.686 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date June 16, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.200396 $1.222031 $1.248053 $1.218514 $1.273956 $1.238666 $1.177000 $1.151322 $1.126486 $1.069229	$1.205282 $1.200396 $1.222031 $1.248053 $1.218514 $1.273956 $1.238666 $1.177000 $1.151322 $1.126486	0.000 0.000 0.000 242.531 144,805.247 153,260.851 144,687.261 52,988.475 0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date June 16, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.178084 $1.199323 $1.224859 $1.195863 $1.250277 $1.215642 $1.155119 $1.129925 $1.105550 $1.049354	$1.182875 $1.178084 $1.199323 $1.224859 $1.195863 $1.250277 $1.215642 $1.155119 $1.129925 $1.105550	0.000 0.000 0.000 0.000 0.000 0.000 152,734.839 19,265.982 16,880.523 17,260.743
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2017 2016 2015	$9.912032 $9.496038 $9.999471	$11.144919 $9.912032 $9.496038	0.000 0.000 0.000
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date August 16, 2017	2017	$2.135573	$2.297743	0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.115414 $1.881969 $1.995125 $1.817133 $1.425843 $1.304201 $1.297697 $1.201068 $1.076816 $1.665113	$2.409752 $2.115414 $1.881969 $1.995125 $1.817133 $1.425843 $1.304201 $1.297697 $1.201068 $1.076816	0.000 0.000 3,068.274 3,053.094 3,388.059 3,486.183 0.000 0.000 0.000 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount Inception Date March 21, 2016	2017 2016	$10.430920 $9.998417	$12.608635 $10.430920	0.000 0.000
19

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.456080 $1.419669 $1.465347 $1.469571 $1.310548 $1.216212 $1.290476 $1.199639 $1.000000	$1.621031 $1.456080 $1.419669 $1.465347 $1.469571 $1.310548 $1.216212 $1.290476 $1.199639	0.000 0.000 3,862.842 4,121.187 332,256.084 330,005.978 332,499.643 294,340.528 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2017 2016 2015	$9.234885 $9.379647 $10.224896	$10.191636 $9.234885 $9.379647	0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date May 1, 2015	2017 2016 2015	$8.991805 $9.184016 $10.214991	$10.396260 $8.991805 $9.184016	0.000 0.000 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount Inception Date March 21, 2016	2017 2016	$10.115681 $9.998417	$11.197545 $10.115681	0.000 0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount Inception Date March 21, 2016	2017 206	$10.184643 $9.998417	$11.785148 $10.184643	0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.650754 $1.604115 $1.637430 $1.588807 $1.441794 $1.336248 $1.313094 $1.203393 $1.000000	$1.808429 $1.650754 $1.604115 $1.637430 $1.588807 $1.441794 $1.336248 $1.313094 $1.203393	0.000 19,413.133 20,113.075 20,745.602 91,209.474 126,364.029 128,893.736 131,379.414 54,646.502
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.006301 $2.036776 $2.094766 $1.885024 $1.853072 $1.511779 $1.639742 $1.449864 $1.111342 $1.970525	$2.184794 $2.006301 $2.036776 $2.094766 $1.885024 $1.853072 $1.511779 $1.639742 $1.449864 $1.111342	0.000 0.000 2,793.490 3,017.380 5,202.470 5,306.235 0.000 0.000 0.000 0.000
TA Greystone International Growth - Service Class(4) Subaccount Inception Date May 1, 2001	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.627594 $1.661475 $1.698002 $1.830133 $1.584316 $1.325453 $1.505048 $1.391018 $1.072424 $1.696321	$2.027394 $1.627594 $1.661475 $1.698002 $1.830133 $1.584316 $1.325453 $1.505048 $1.391018 $1.072424	0.000 0.000 0.000 199.307 2,563.603 2,863.054 0.000 0.000 0.000 0.000
TA International Equity Index - Service Class(3) Subaccount Inception Date May 1, 2017	2017	$9.998292	$10.995615	0.000
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.191270 $1.166390 $1.187688 $1.122920 $0.961881 $0.871759 $0.996461 $0.985328 $0.986563	$1.364094 $1.191270 $1.166390 $1.187688 $1.122920 $0.961881 $0.871759 $0.996461 $0.985328	0.000 0.000 4,983.538 5,017.854 5,359.618 5,174.394 0.000 0.000 0.000
20

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.762248 $1.838879 $1.978887 $2.022766 $1.485434 $1.392370 $1.524959 $1.163858 $0.741036 $1.410653	$2.225417 $1.762248 $1.838879 $1.978887 $2.022766 $1.485434 $1.392370 $1.524959 $1.163858 $0.741036	0.000 0.000 3,242.763 2,939.409 3,049.765 3,450.833 0.000 0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount Inception Date December 13, 1996	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.085486 $2.167259 $1.988569 $1.846579 $1.371150 $1.211348 $1.244530 $1.133110 $0.821098 $1.331150	$2.782865 $2.085486 $2.167259 $1.988569 $1.846579 $1.371150 $1.211348 $1.244530 $1.133110 $0.821098	0.000 0.000 0.000 0.000 2,820.764 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class(5) Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.419609 $1.387493 $1.445555 $1.445576 $1.350946 $1.284960 $1.279792 $1.200247 $0.979668 $1.270830	$1.567519 $1.419609 $1.387493 $1.445555 $1.445576 $1.350946 $1.284960 $1.279792 $1.200247 $0.979668	0.000 0.000 0.000 0.000 73,284.102 162,420.178 164,678.366 150,794.422 54,299.373 44,922.259
TA JPMorgan Asset Allocation - Growth - Service Class(6) Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.636835 $1.576886 $1.642406 $1.634594 $1.318520 $1.196149 $1.293078 $1.149855 $0.904932 $1.531534	$1.996940 $1.636835 $1.576886 $1.642406 $1.634594 $1.318520 $1.196149 $1.293078 $1.149855 $0.904932	0.000 0.000 0.000 0.000 0.000 0.000 0.000 38,009.732 42,486.153 18,371.575
TA JPMorgan Asset Allocation - Moderate Growth - Service Class(7) Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.612898 $1.547500 $1.618455 $1.610601 $1.379332 $1.274183 $1.329232 $1.205589 $0.961203 $1.461051	$1.890572 $1.612898 $1.547500 $1.618455 $1.610601 $1.379332 $1.274183 $1.329232 $1.205589 $0.961203	0.000 47,160.643 47,531.279 60,566.235 249,933.466 304,277.903 307,612.652 297,461.650 102,633.990 0.000
TA JPMorgan Asset Allocation - Moderate - Service Class(8) Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.536941 $1.488591 $1.556163 $1.546150 $1.392087 $1.300858 $1.322304 $1.223994 $0.988819 $1.365998	$1.750662 $1.536941 $1.488591 $1.556163 $1.546150 $1.392087 $1.300858 $1.322304 $1.223994 $0.988819	0.000 0.000 0.000 0.000 50,240.123 62,478.487 63,312.914 64,160.781 0.000 0.000
21

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Core Bond - Service Class Subaccount Inception Date May 2, 2011	2017 2016 2015 2014 2013 2012 2011	$1.042771 $1.041589 $1.058348 $1.026609 $1.069403 $1.040878 $1.000000	$1.057863 $1.042771 $1.041589 $1.058348 $1.026609 $1.069403 $1.040878	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 2, 1997	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.033559 $1.865627 $1.908778 $1.707477 $1.317418 $1.157027 $1.173977 $1.042079 $0.821552 $1.340681	$2.410068 $2.033559 $1.865627 $1.908778 $1.707477 $1.317418 $1.157027 $1.173977 $1.042079 $0.821552	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class(9) Subaccount Inception Date May 1, 2006	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$0.960328 $0.968571 $1.006441 $1.034225 $0.937530 $0.849823 $0.936974 $0.866493 $0.683054 $1.093585	$1.144261 $0.960328 $0.968571 $1.006441 $1.034225 $0.937530 $0.849823 $0.936974 $0.866493 $0.683054	0.000 0.000 0.000 113,178.324 122,144.107 126,504.193 87,633.339 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.264575 $2.020197 $2.121951 $1.881360 $1.458956 $1.237180 $1.239808 $1.029113 $0.985146	$2.514338 $2.264575 $2.020197 $2.121951 $1.881360 $1.458956 $1.237180 $1.239808 $1.029113	0.000 0.000 2,843.151 2,946.042 5,839.857 3,447.755 0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date May 2, 2011	2017 2016 2015 2014 2013 2012 2011	$1.124226 $1.099983 $1.125953 $1.080073 $1.045796 $0.992199 $1.000000	$1.196575 $1.124226 $1.099983 $1.125953 $1.080073 $1.045796 $0.992199	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2017 2016 2015 2014 2013 2012	$1.074682 $1.102980 $1.148341 $1.079194 $1.005932 $1.000000	$1.164526 $1.074682 $1.102980 $1.148341 $1.079194 $1.005932	0.000 0.000 0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2017 2016 2015 2014 2013 2012	$1.113574 $1.146564 $1.204448 $1.135095 $1.000988 $1.000000	$1.236609 $1.113574 $1.146564 $1.204448 $1.135095 $1.000988	0.000 0.000 0.000 0.000 0.000 0.000
TA Madison Diversified Income - Service Class Subaccount Inception Date June 1, 2017	2017	$10.022763	$10.451931	0.000
22

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.176865 $1.156370 $1.200158 $1.170327 $1.070743 $1.007162 $1.011917 $0.931999 $0.815389 $1.000000	$1.309554 $1.176865 $1.156370 $1.200158 $1.170327 $1.070743 $1.007162 $1.011917 $0.931999 $0.815389	0.000 0.000 10,876.060 12,372.117 24,874.545 33,743.660 0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.226403 $1.201293 $1.233201 $1.194629 $1.133279 $1.083783 $1.070874 $0.997727 $0.999947	$1.335737 $1.226403 $1.201293 $1.233201 $1.194629 $1.133279 $1.083783 $1.070874 $0.997727	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.180669 $1.149942 $1.215081 $1.191467 $1.022629 $0.934661 $0.963772 $0.869488 $0.719630 $1.000000	$1.372087 $1.180669 $1.149942 $1.215081 $1.191467 $1.022629 $0.934661 $0.963772 $0.869488 $0.719630	0.000 0.000 0.000 265,487.226 290,777.124 285,710.378 334,778.803 211,458.931 213,030.401 110,268.010
TA Market Participation Strategy - Service Class Subaccount Inception Date September 17, 2012	2017 2016 2015 2014 2013 2012	$1.138890 $1.114645 $1.174447 $1.108196 $0.988494 $1.000000	$1.237739 $1.138890 $1.114645 $1.174447 $1.108196 $0.988494	0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.092824 $2.188308 $2.001764 $1.929148 $1.329905 $1.177013 $1.276353 $1.023893 $0.818287 $1.314715	$2.941169 $2.092824 $2.188308 $2.001764 $1.929148 $1.329905 $1.177013 $1.276353 $1.023893 $0.818287	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.029582 $1.922244 $1.960975 $1.809279 $1.566437 $1.420983 $1.396253 $1.149041 $0.930174 $1.406565	$2.265959 $2.029582 $1.922244 $1.960975 $1.809279 $1.566437 $1.420983 $1.396253 $1.149041 $0.930174	0.000 0.000 0.000 7,889.079 59,343.971 59,312.336 59,854.874 38,448.716 0.000 0.000
23

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.039395 $1.005506 $1.051894 $0.994519 $0.906509 $0.915280 $0.966004 $1.020140 $0.998150	$1.142305 $1.039395 $1.005506 $1.051894 $0.994519 $0.906509 $0.915280 $0.966004 $1.020140	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$0.992341 $0.963669 $1.003296 $0.940789 $0.886809 $0.890613 $0.981138 $1.021887 $0.997257	$1.074587 $0.992341 $0.963669 $1.003296 $0.940789 $0.886809 $0.890613 $0.981138 $1.021887	0.000 0.000 13,062.134 12,991.755 12,492.313 11,198.374 0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$0.991475 $0.963805 $1.017782 $0.975275 $0.851234 $0.861968 $0.994228 $1.020807 $0.996388	$1.116766 $0.991475 $0.963805 $1.017782 $0.975275 $0.851234 $0.861968 $0.994228 $1.020807	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.351068 $1.344079 $1.363236 $1.332021 $1.396607 $1.326819 $1.276669 $1.217156 $1.072024 $1.127650	$1.386860 $1.351068 $1.344079 $1.363236 $1.332021 $1.396607 $1.326819 $1.276669 $1.217156 $1.072024	0.000 0.000 0.000 0.000 119,203.451 127,819.377 155,116.493 156,314.431 24,754.124 24,872.578
TA PineBridge Inflation Opportunities - Service Class Subaccount Inception Date May 2, 2011	2017 2016 2015 2014 2013 2012 2011	$0.967477 $0.950149 $0.997270 $0.983501 $1.108541 $1.063308 $1.000000	$0.978728 $0.967477 $0.950149 $0.997270 $0.983501 $1.108541 $1.063308	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 1, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$0.058644 $0.078231 $0.086018 $0.117844 $0.218874 $0.316248 $0.402756 $0.560672 $1.000000	$0.038914 $0.058644 $0.078231 $0.086018 $0.117844 $0.218874 $0.316248 $0.402756 $0.560672	0.000 0.000 0.000 18,015.222 18,258.663 36,240.603 36,726.772 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date May 2, 2011	2017 2016 2015 2014 2013 2012 2011	$1.053500 $1.046280 $1.092476 $1.075010 $1.023603 $0.977398 $1.000000	$1.154289 $1.053500 $1.046280 $1.092476 $1.075010 $1.023603 $0.977398	0.000 0.000 0.000 0.000 4,735.874 5,029.361 5,629.584
24

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 2, 2011	2017 2016 2015 2014 2013 2012 2011	$1.058957 $1.058727 $1.154841 $1.140580 $0.998067 $0.917169 $1.000000	$1.249676 $1.058957 $1.058727 $1.154841 $1.140580 $0.998067 $0.917169	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount Inception Date May 2, 2011	2017 2016 2015 2014 2013 2012 2011	$1.060382 $1.057910 $1.126738 $1.108615 $1.017170 $0.957650 $1.000000	$1.200824 $1.060382 $1.057910 $1.126738 $1.108615 $1.017170 $0.957650	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Small Mid Cap Value - Service Class Subaccount Inception Date January 1, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.983251 $1.673614 $1.754214 $1.704341 $1.277274 $1.122275 $1.177784 $0.923285 $0.658706 $1.000000	$2.242263 $1.983251 $1.673614 $1.754214 $1.704341 $1.277274 $1.122275 $1.177784 $0.923285 $0.658706	0.000 0.000 0.000 0.000 1,459.799 0.000 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.592887 $2.381331 $2.376560 $2.280512 $1.617939 $1.429351 $1.435452 $1.091625 $0.804533 $1.289852	$3.103540 $2.592887 $2.381331 $2.376560 $2.280512 $1.617939 $1.429351 $1.435452 $1.091625 $0.804533	0.000 0.000 5,334.359 5,685.229 7,647.904 6,317.016 0.000 0.000 0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount Inception Date January 1, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.057861 $1.970278 $2.046277 $1.900898 $1.459209 $1.273531 $1.332071 $1.142407 $0.802752 $1.416163	$2.511420 $2.057861 $1.970278 $2.046277 $1.900898 $1.459209 $1.273531 $1.332071 $1.142407 $0.802752	0.000 0.000 0.000 0.000 2,695.482 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount Inception Date January 1, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.571312 $1.589696 $1.604025 $1.728301 $1.420144 $1.243567 $1.483939 $1.398174 $1.134211 $1.897250	$1.890602 $1.571312 $1.589696 $1.604025 $1.728301 $1.420144 $1.243567 $1.483939 $1.398174 $1.134211	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA U.S. Equity Index - Service Class(3) Subaccount Inception Date May 1, 2017	2017	$9.998292	$11.163297	0.000
25

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA WMC US Growth - Service Class Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.934834 $1.923584 $1.839496 $1.692060 $1.305539 $1.179434 $1.251557 $1.086083 $0.859034 $1.627255	$2.445718 $1.934834 $1.923584 $1.839496 $1.692060 $1.305539 $1.179434 $1.251557 $1.086083 $0.859034	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.822469 $1.671910 $1.679717 $1.566126 $1.185702 $1.030618 $0.990059 $0.894381 $0.757280 $1.301281	$2.121219 $1.822469 $1.671910 $1.679717 $1.566126 $1.185702 $1.030618 $0.990059 $0.894381 $0.757280	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.016063 $2.007004 $1.844872 $1.651371 $1.228287 $1.072590 $1.135547 $1.053528 $0.783000 $1.325949	$2.605271 $2.016063 $2.007004 $1.844872 $1.651371 $1.228287 $1.072590 $1.135547 $1.053528 $0.783000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.178076 $2.060100 $2.090570 $1.907926 $1.484625 $1.302716 $1.365436 $1.189940 $0.895086 $1.591676	$2.599039 $2.178076 $2.060100 $2.090570 $1.907926 $1.484625 $1.302716 $1.365436 $1.189940 $0.895086	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.749063 $1.514074 $1.611132 $1.513419 $1.206437 $1.050335 $1.063282 $0.942825 $0.739690 $1.318159	$1.933684 $1.749063 $1.514074 $1.611132 $1.513419 $1.206437 $1.050335 $1.063282 $0.942825 $0.739690	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
26

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.824049 $1.848444 $1.761924 $1.617290 $1.211762 $1.079429 $1.100249 $0.905148 $0.720777 $1.394028	$2.413415 $1.824049 $1.848444 $1.761924 $1.617290 $1.211762 $1.079429 $1.100249 $0.905148 $0.720777	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.597096 $2.364393 $2.449220 $2.353788 $1.765284 $1.570322 $1.794910 $1.422542 $1.037241 $1.750258	$3.072258 $2.597096 $2.364393 $2.449220 $2.353788 $1.765284 $1.570322 $1.794910 $1.422542 $1.037241	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.826622 $1.703311 $1.792886 $1.715242 $1.342577 $1.076785 $1.206226 $0.972878 $0.630826 $1.319683	$2.134808 $1.826622 $1.703311 $1.792886 $1.715242 $1.342577 $1.076785 $1.206226 $0.972878 $0.630826	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.278452 $1.142475 $1.252548 $1.220029 $1.091097 $0.987050 $0.982343 $0.888410 $0.667633 $0.967204	$1.376045 $1.278452 $1.142475 $1.252548 $1.220029 $1.091097 $0.987050 $0.982343 $0.888410 $0.667633	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.225740 $1.076160 $1.153566 $1.097335 $0.871800 $0.777669 $0.800752 $0.733813 $0.593231 $0.961270	$1.303368 $1.225740 $1.076160 $1.153566 $1.097335 $0.871800 $0.777669 $0.800752 $0.733813 $0.593231	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2017 2016 2015 2014 2013 2012	$1.440079 $1.438353 $1.399220 $1.318136 $0.960808 $1.000000	$1.795295 $1.440079 $1.438353 $1.399220 $1.318136 $0.960808	0.000 0.000 0.000 0.000 0.000 0.000
27

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.849154 $2.589687 $2.543092 $2.308771 $1.781761 $1.552118 $1.608115 $1.305493 $0.920970 $1.671745	$3.553592 $2.849154 $2.589687 $2.543092 $2.308771 $1.781761 $1.552118 $1.608115 $1.305493 $0.920970	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.384540 $1.385583 $1.448602 $1.377225 $1.095735 $0.931631 $1.103694 $0.973553 $0.721987 $1.333109	$1.721375 $1.384540 $1.385583 $1.448602 $1.377225 $1.095735 $0.931631 $1.103694 $0.973553 $0.721987	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
JPMorgan Insurance Trust Core Bond Portfolio Subaccount Inception Date April 23, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.213742 $1.211119 $1.220473 $1.185368 $1.225911 $1.186080 $1.124689 $1.049149 $1.000000	$1.233718 $1.213742 $1.211119 $1.220473 $1.185368 $1.225911 $1.186080 $1.124689 $1.049149	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
JPMorgan Insurance Trust Mid Cap Value Portfolio Subaccount Inception Date May 1, 2004	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.962261 $2.631654 $2.754818 $2.438743 $1.878337 $1.590173 $1.586048 $1.309119 $0.918491 $1.401392	$3.307345 $2.962261 $2.631654 $2.754818 $2.438743 $1.878337 $1.590173 $1.586048 $1.309119 $0.918491	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
JPMorgan Insurance Trust Small Cap Core Portfolio Subaccount Inception Date May 1, 2004	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.973250 $2.520137 $2.711235 $2.520875 $1.805215 $1.536562 $1.644155 $1.317876 $0.855904 $1.282436	$3.362283 $2.973250 $2.520137 $2.711235 $2.520875 $1.805215 $1.536562 $1.644155 $1.317876 $0.855904	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
JPMorgan Insurance Trust U.S. Equity Portfolio–Class 1 Subaccount Inception Date April 23, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.687442 $2.468369 $2.493724 $2.230969 $1.668912 $1.445674 $1.501118 $1.346781 $1.000000	$3.226444 $2.687442 $2.468369 $2.493724 $2.230969 $1.668912 $1.445674 $1.501118 $1.346781	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
28

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.047305 $1.917396 $1.996676 $2.199461 $1.587064 $1.337809 $1.523016 $1.141619 $0.714033 $1.203150	$2.538321 $2.047305 $1.917396 $1.996676 $2.199461 $1.587064 $1.337809 $1.523016 $1.141619 $0.714033	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.618623 $1.515679 $1.553489 $1.462548 $1.255141 $1.153045 $1.156584 $1.074995 $0.930491 $1.220721	$1.779555 $1.618623 $1.515679 $1.553489 $1.462548 $1.255141 $1.153045 $1.156584 $1.074995 $0.930491	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$0.921897 $0.876469 $0.955149 $1.095225 $0.907552 $0.782256 $0.891954 $0.838401 $0.623405 $1.065568	$1.055792 $0.921897 $0.876469 $0.955149 $1.095225 $0.907552 $0.782256 $0.891954 $0.838401 $0.623405	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA AB Dynamic Allocation - Initial Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.349470 $1.345128 $1.371728 $1.324176 $1.258898 $1.208709 $1.209684 $1.127870 $0.875335 $1.413097	$1.453413 $1.349470 $1.345128 $1.371728 $1.324176 $1.258898 $1.208709 $1.209684 $1.127870 $0.875335	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon Government Money Market - Initial Class Subaccount Inception Date January 1, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$0.921568 $0.938982 $0.956778 $0.974910 $0.993385 $1.012315 $1.031445 $1.050989 $1.069561 $1.064476	$0.904465 $0.921568 $0.938982 $0.956778 $0.974910 $0.993385 $1.012315 $1.031445 $1.050989 $1.069561	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 21, 1999	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.848044 $1.632590 $1.736977 $1.702275 $1.627275 $1.412945 $1.374183 $1.245380 $0.861887 $1.174205	$1.948674 $1.848044 $1.632590 $1.736977 $1.702275 $1.627275 $1.412945 $1.374183 $1.245380 $0.861887	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
29

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date June 16, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.247539 $1.267372 $1.290178 $1.256216 $1.309354 $1.269098 $1.201738 $1.172924 $1.144108 $1.082943	$1.256872 $1.247539 $1.267372 $1.290178 $1.256216 $1.309354 $1.269098 $1.201738 $1.172924 $1.144108	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.011292 $1.783416 $1.885074 $1.712482 $1.339798 $1.222113 $1.212139 $1.118356 $0.999736 $1.541068	$2.298165 $2.011292 $1.783416 $1.885074 $1.712482 $1.339798 $1.222113 $1.212139 $1.118356 $0.999736	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.380181 $1.340547 $1.367729 $1.326463 $1.203137 $1.114507 $1.094669 $1.002721 $0.993353	$1.512760 $1.380181 $1.340547 $1.367729 $1.326463 $1.203137 $1.114507 $1.094669 $1.002721	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.010751 $2.036112 $2.087369 $1.872974 $1.836994 $1.494631 $1.615669 $1.423342 $1.087102 $1.922690	$2.196724 $2.010751 $2.036112 $2.087369 $1.872974 $1.836994 $1.494631 $1.615669 $1.423342 $1.087102	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Greystone International Growth - Initial Class(4) Subaccount Inception Date May 1, 2001	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.573726 $1.602289 $1.631493 $1.753219 $1.512828 $1.262086 $1.429834 $1.318581 $1.012667 $1.594820	$1.965272 $1.573726 $1.602289 $1.631493 $1.753219 $1.512828 $1.262086 $1.429834 $1.318581 $1.012667	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.877931 $1.953447 $2.096046 $2.135567 $1.563954 $1.461141 $1.595944 $1.214505 $0.770786 $1.462488	$2.377662 $1.877931 $1.953447 $2.096046 $2.135567 $1.563954 $1.461141 $1.595944 $1.214505 $0.770786	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
30

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Jennison Growth - Initial Class Subaccount Inception Date December 13, 1996	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.125682 $2.202261 $2.014409 $1.866791 $1.381424 $1.216037 $1.246939 $1.131826 $0.817946 $1.323255	$2.846352 $2.125682 $2.202261 $2.014409 $1.866791 $1.381424 $1.216037 $1.246939 $1.131826 $0.817946	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Initial Class(5) Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.420316 $1.383280 $1.437701 $1.433642 $1.335765 $1.266764 $1.257388 $1.176212 $0.957123 $1.237499	$1.572463 $1.420316 $1.383280 $1.437701 $1.433642 $1.335765 $1.266764 $1.257388 $1.176212 $0.957123	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Growth - Initial Class(6) Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.608392 $1.544982 $1.605335 $1.592379 $1.279563 $1.158104 $1.247658 $1.105991 $0.868140 $1.465609	$1.967342 $1.608392 $1.544982 $1.605335 $1.592379 $1.279563 $1.158104 $1.247658 $1.105991 $0.868140	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Initial Class(7) Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.594537 $1.524922 $1.589393 $1.578980 $1.347748 $1.241339 $1.290847 $1.166847 $0.927774 $1.406185	$1.874335 $1.594537 $1.524922 $1.589393 $1.578980 $1.347748 $1.241339 $1.290847 $1.166847 $0.927774	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate - Initial Class(8) Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.528405 $1.475266 $1.537543 $1.524587 $1.368767 $1.274630 $1.291223 $1.192058 $0.960978 $1.322762	$1.747001 $1.528405 $1.475266 $1.537543 $1.524587 $1.368767 $1.274630 $1.291223 $1.192058 $0.960978	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 1, 1997	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.997343 $1.827723 $1.863825 $1.663293 $1.278993 $1.120246 $1.133115 $1.002494 $0.788282 $1.282246	$2.374869 $1.997343 $1.827723 $1.863825 $1.663293 $1.278993 $1.120246 $1.133115 $1.002494 $0.788282	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
31

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan International Moderate Growth - Service Class(9) Subaccount Inception Date May 1, 2006	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$0.965361 $0.973177 $1.010717 $1.038111 $0.940599 $0.852193 $0.939130 $0.868064 $0.683958 $1.094494	$1.150826 $0.965361 $0.973177 $1.010717 $1.038111 $0.940599 $0.852193 $0.939130 $0.868064 $0.683958	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.272474 $2.026248 $2.127265 $1.885143 $1.461173 $1.238471 $1.240489 $1.029171 $0.985147	$2.524343 $2.272474 $2.026248 $2.127265 $1.885143 $1.461173 $1.238471 $1.240489 $1.029171	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.261640 $1.239050 $1.285348 $1.252782 $1.145615 $1.077062 $1.081625 $0.995710 $0.991632 $1.000000	$1.404574 $1.261640 $1.239050 $1.285348 $1.252782 $1.145615 $1.077062 $1.081625 $0.995710 $0.991632	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.230707 $1.204921 $1.236318 $1.197069 $1.135030 $1.084909 $1.071463 $0.997783 $0.999948	$1.341066 $1.230707 $1.204921 $1.236318 $1.197069 $1.135030 $1.084909 $1.071463 $0.997783	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.361026 $1.324953 $1.399310 $1.371431 $1.176523 $1.074814 $1.107753 $0.998903 $0.988763 $1.000000	$1.582449 $1.361026 $1.324953 $1.399310 $1.371431 $1.176523 $1.074814 $1.107753 $0.998903 $0.988763	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.048127 $2.135262 $1.946402 $1.871059 $1.286067 $1.134273 $1.227041 $0.981138 $0.781632 $1.251765	$2.886349 $2.048127 $2.135262 $1.946402 $1.871059 $1.286067 $1.134273 $1.227041 $0.981138 $0.781632	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
32

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.059810 $1.945626 $1.978351 $1.819288 $1.569823 $1.421180 $1.391933 $1.142746 $0.921990 $1.389930	$2.307285 $2.059810 $1.945626 $1.978351 $1.819288 $1.569823 $1.421180 $1.391933 $1.142746 $0.921990	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.393254 $1.382183 $1.398796 $1.361729 $1.423868 $1.349205 $1.293668 $1.229770 $1.079956 $1.132137	$1.434142 $1.393254 $1.382183 $1.398796 $1.361729 $1.423868 $1.349205 $1.293668 $1.229770 $1.079956	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Small Mid Cap Value - Service Class Subaccount Inception Date January 1, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.991969 $1.680145 $1.760188 $1.709306 $1.280359 $1.124434 $1.179470 $0.924159 $0.659011 $1.000000	$2.253223 $1.991969 $1.680145 $1.760188 $1.709306 $1.280359 $1.124434 $1.179470 $0.924159 $0.659011	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.594146 $2.376634 $2.364264 $2.261106 $1.599243 $1.408732 $1.411551 $1.069997 $0.786090 $1.256661	$3.115961 $2.594146 $2.376634 $2.364264 $2.261106 $1.599243 $1.408732 $1.411551 $1.069997 $0.786090	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date January 1, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.047606 $1.954713 $2.023706 $1.874769 $1.435281 $1.248772 $1.301966 $1.113259 $0.780148 $1.372709	$2.506296 $2.047606 $1.954713 $2.023706 $1.874769 $1.435281 $1.248772 $1.301966 $1.113259 $0.780148	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Initial Class Subaccount Inception Date January 1, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.488505 $1.500542 $1.509188 $1.621974 $1.329207 $1.160234 $1.379439 $1.295754 $1.048880 $1.747476	$1.795523 $1.488505 $1.500542 $1.509188 $1.621974 $1.329207 $1.160234 $1.379439 $1.295754 $1.048880	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
33

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.886069 $1.869272 $1.782718 $1.635044 $1.257768 $1.132640 $1.198867 $1.036945 $0.817870 $1.543670	$2.391439 $1.886069 $1.869272 $1.782718 $1.635044 $1.257768 $1.132640 $1.198867 $1.036945 $0.817870	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.717910 $1.677632 $1.689337 $1.608752 $1.411267 $1.269795 $1.335965 $1.235456 $1.012578 $1.000000	$1.947452 $1.717910 $1.677632 $1.689337 $1.608752 $1.411267 $1.269795 $1.335965 $1.235456 $1.012578	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
AB Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.915932 $1.755936 $1.762414 $1.641621 $1.241644 $1.078183 $1.034740 $0.933832 $0.789906 $1.356010	$2.232179 $1.915932 $1.755936 $1.762414 $1.641621 $1.241644 $1.078183 $1.034740 $0.933832 $0.789906	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.898222 $1.887853 $1.733656 $1.550310 $1.151979 $1.004963 $1.062913 $0.985173 $0.731485 $1.237498	$2.455390 $1.898222 $1.887853 $1.733656 $1.550310 $1.151979 $1.004963 $1.062913 $0.985173 $0.731485	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.668748 $1.557171 $1.567931 $1.518910 $1.253785 $1.101851 $1.110539 $1.007817 $0.989774	$1.899831 $1.668748 $1.557171 $1.567931 $1.518910 $1.253785 $1.101851 $1.110539 $1.007817	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
34

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Bond FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.087035 $1.078059 $1.097698 $1.064558 $1.110897 $1.076491 $1.035813 $0.993531 $1.000895	$1.103755 $1.087035 $1.078059 $1.097698 $1.064558 $1.110897 $1.076491 $1.035813 $0.993531	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.917693 $1.788188 $1.708576 $1.607663 $1.261635 $1.092758 $1.165523 $1.002679 $0.986477	$2.409808 $1.917693 $1.788188 $1.708576 $1.607663 $1.261635 $1.092758 $1.165523 $1.002679	0.000 0.000 0.000 0.000 0.000 6,865.081 6,979.194 10,434.275 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.871783 $1.713557 $1.724459 $1.591427 $1.217099 $1.057856 $1.100155 $1.008062 $0.986798	$2.243761 $1.871783 $1.713557 $1.724459 $1.591427 $1.217099 $1.057856 $1.100155 $1.008062	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - International FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.078968 $1.063980 $1.137826 $1.193390 $1.001726 $0.867527 $1.029486 $0.980191 $0.982907	$1.396582 $1.078968 $1.063980 $1.137826 $1.193390 $1.001726 $0.867527 $1.029486 $0.980191	0.000 0.000 0.000 0.000 0.000 4,804.398 4,892.850 8,107.345 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.459607 $1.388876 $1.408805 $1.303562 $1.112499 $0.986432 $1.044104 $0.902620 $0.664291 $1.000000	$1.664959 $1.459607 $1.388876 $1.408805 $1.303562 $1.112499 $0.986432 $1.044104 $0.902620 $0.664291	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.447306 $2.312472 $2.344362 $2.137450 $1.661602 $1.456560 $1.525190 $1.327858 $0.997835 $1.772645	$2.923147 $2.447306 $2.312472 $2.344362 $2.137450 $1.661602 $1.456560 $1.525190 $1.327858 $0.997835	0.000 0.000 0.000 0.000 9,245.340 12,872.600 12,639.268 15,287.010 0.000 11,792.054
35

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.854275 $1.603578 $1.704706 $1.599737 $1.273999 $1.108069 $1.120632 $0.992706 $0.778067 $1.385163	$2.052020 $1.854275 $1.603578 $1.704706 $1.599737 $1.273999 $1.108069 $1.120632 $0.992706 $0.778067	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.744840 $1.766452 $1.682108 $1.542513 $1.154603 $1.027506 $1.046301 $0.859926 $0.684095 $1.321792	$2.310868 $1.744840 $1.766452 $1.682108 $1.542513 $1.154603 $1.027506 $1.046301 $0.859926 $0.684095	0.000 0.000 0.000 0.000 0.000 0.000 0.000 2,267.932 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$3.088021 $2.808578 $2.906484 $2.790496 $2.090762 $1.858017 $2.121670 $1.679865 $1.223665 $2.062803	$3.656587 $3.088021 $2.808578 $2.906484 $2.790496 $2.090762 $1.858017 $2.121670 $1.679865 $1.223665	0.000 0.000 0.000 0.000 9,412.498 13,259.279 13,032.222 16,866.090 0.000 9,438.505
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.140575 $1.994112 $2.096921 $2.004139 $1.567161 $1.255672 $1.405243 $1.132287 $0.733474 $1.532933	$2.504174 $2.140575 $1.994112 $2.096921 $2.004139 $1.567161 $1.255672 $1.405243 $1.132287 $0.733474	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Founding Funds Allocation VIP Fund - Class 4(3) Subaccount Inception Date November 10, 2008	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.853123 $1.672982 $1.819119 $1.804938 $1.487796 $1.317132 $1.365595 $1.262890 $0.989903 $1.000000	$2.031923 $1.853123 $1.672982 $1.819119 $1.804938 $1.487796 $1.317132 $1.365595 $1.262890 $0.989903	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.290680 $1.152255 $1.262024 $1.228050 $1.097186 $0.991582 $0.985890 $0.890743 $0.668732 $0.967845	$1.390567 $1.290680 $1.152255 $1.262024 $1.228050 $1.097186 $0.991582 $0.985890 $0.890743 $0.668732	0.000 0.000 0.000 0.000 18,061.826 24,998.379 26,530.607 6,276.971 0.000 0.000
36

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.237451 $1.085375 $1.162295 $1.104552 $0.876671 $0.781246 $0.803660 $0.735749 $0.594212 $0.961906	$1.317107 $1.237451 $1.085375 $1.162295 $1.104552 $0.876671 $0.781246 $0.803660 $0.735749 $0.594212	0.000 0.000 0.000 0.000 11,968.363 18,164.420 18,775.404 20,894.275 0.000 0.000
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2017 2016 2015 2014 2013 2012	$1.446694 $1.443552 $1.402898 $1.320309 $0.961445 $1.000000	$1.805298 $1.446694 $1.443552 $1.402898 $1.320309 $0.961445	0.000 0.000 0.000 0.000 0.000 0.000
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$3.135862 $2.847495 $2.793515 $2.533632 $1.953385 $1.699947 $1.759544 $1.427028 $1.005732 $1.823801	$3.915006 $3.135862 $2.847495 $2.793515 $2.533632 $1.953385 $1.699947 $1.759544 $1.427028 $1.005732	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.313370 $1.313077 $1.371451 $1.302599 $1.035342 $0.879417 $1.040797 $0.917171 $0.679515 $1.253455	$1.634481 $1.313370 $1.313077 $1.371451 $1.302599 $1.035342 $0.879417 $1.040797 $0.917171 $0.679515	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
JPMorgan Insurance Trust Core Bond Portfolio Subaccount Inception Date April 23, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.222927 $1.219090 $1.227295 $1.190827 $1.230348 $1.189196 $1.126546 $1.049852 $1.000000	$1.244273 $1.222927 $1.219090 $1.227295 $1.190827 $1.230348 $1.189196 $1.126546 $1.049852	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
JPMorgan Insurance Trust Mid Cap Value Portfolio Subaccount Inception Date May 1, 2004	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.984682 $2.648975 $2.770226 $2.449961 $1.885129 $1.594360 $1.588677 $1.309999 $0.922705 $1.406439	$3.335641 $2.984682 $2.648975 $2.770226 $2.449961 $1.885129 $1.594360 $1.588677 $1.309999 $0.922705	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
37

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
JPMorgan Insurance Trust Small Cap Core Portfolio Subaccount Inception Date May 1, 2004	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.995720 $2.536702 $2.726371 $2.532459 $1.811732 $1.540599 $1.646862 $1.318751 $0.859826 $1.287053	$3.391010 $2.995720 $2.536702 $2.726371 $2.532459 $1.811732 $1.540599 $1.646862 $1.318751 $0.859826	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
JPMorgan Insurance Trust U.S. Equity Portfolio–Class 1 Subaccount Inception Date April 23, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.707814 $2.484641 $2.507694 $2.241260 $1.674979 $1.449504 $1.503616 $1.347693 $1.000000	$3.254095 $2.707814 $2.484641 $2.507694 $2.241260 $1.674979 $1.449504 $1.503616 $1.347693	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.011623 $1.882127 $1.958025 $2.154771 $1.553292 $1.308045 $1.487677 $1.114037 $0.696096 $1.171768	$2.496521 $2.011623 $1.882127 $1.958025 $2.154771 $1.553292 $1.308045 $1.487677 $1.114037 $0.696096	0.000 0.000 0.000 0.000 18,366.257 20,155.555 21,728.683 0.000 0.000 0.000
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.717540 $1.606727 $1.645188 $1.547360 $1.326630 $1.217509 $1.220033 $1.132857 $0.979621 $1.283895	$1.890149 $1.717540 $1.606727 $1.645188 $1.547360 $1.326630 $1.217509 $1.220033 $1.132857 $0.979621	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.310063 $1.259611 $1.302286 $1.264203 $1.124799 $1.022183 $1.075922 $1.003453 $0.988806	$1.480518 $1.310063 $1.259611 $1.302286 $1.264203 $1.124799 $1.022183 $1.075922 $1.003453	0.000 0.000 0.000 0.000 0.000 0.000 0.000 2,137.541 0.000
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$0.930676 $0.883960 $0.962368 $1.102413 $0.912612 $0.785838 $0.895164 $0.840606 $0.624431 $1.066262	$1.066887 $0.930676 $0.883960 $0.962368 $1.102413 $0.912612 $0.785838 $0.895164 $0.840606 $0.624431	0.000 0.000 0.000 0.000 41,044.926 44,156.389 46,289.508 12,156.956 0.000 0.000
38

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AB Dynamic Allocation - Service Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.551860 $1.548906 $1.583423 $1.529972 $1.457166 $1.402252 $1.404061 $1.309501 $1.016333 $1.642351	$1.669620 $1.551860 $1.548906 $1.583423 $1.529972 $1.457166 $1.402252 $1.404061 $1.309501 $1.016333	0.000 0.000 35,514.523 52,087.098 54,955.085 56,356.833 17,642.873 0.000 0.000 0.000
TA Aegon Government Money Market - Service Class Subaccount Inception Date January 1, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$0.909314 $0.925596 $0.942212 $0.959117 $0.976319 $0.993936 $1.011740 $1.029906 $1.048328 $1.044644	$0.893309 $0.909314 $0.925596 $0.942212 $0.959117 $0.976319 $0.993936 $1.011740 $1.029906 $1.048328	0.000 0.000 0.000 0.000 67,159.084 0.000 0.000 0.000 27,385.566 0.000
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 21, 1999	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.957728 $1.732901 $1.843355 $1.811243 $1.734128 $1.507691 $1.468157 $1.332433 $0.923616 $1.261535	$2.061899 $1.957728 $1.732901 $1.843355 $1.811243 $1.734128 $1.507691 $1.468157 $1.332433 $0.923616	0.000 0.000 0.000 7,381.152 7,485.439 7,589.566 7,692.841 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date June 16, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.204700 $1.224617 $1.248856 $1.217502 $1.271027 $1.233998 $1.170842 $1.143620 $1.117307 $1.058956	$1.211384 $1.204700 $1.224617 $1.248856 $1.217502 $1.271027 $1.233998 $1.170842 $1.143620 $1.117307	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date June 5, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.204700 $1.224617 $1.248856 $1.217502 $1.271027 $1.233998 $1.170842 $1.143620 $1.117307 $1.086102	$1.211384 $1.204700 $1.224617 $1.248856 $1.217502 $1.271027 $1.233998 $1.170842 $1.143620 $1.117307	0.000 62,359.064 0.000 0.000 0.000 0.000 38,867.592 0.000 46,678.285 48,187.925
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2017 2016 2015	$9.936436 $9.505430 $9.999511	$11.188748 $9.936436 $9.505430	0.000 0.000 0.000
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date August 16, 2017	2017	$2.249635	$2.421781	0.000
39

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.503067 $2.223573 $2.353796 $2.140654 $1.677234 $1.531880 $1.522005 $1.406606 $1.259233 $1.944314	$2.855538 $2.503067 $2.223573 $2.353796 $2.140654 $1.677234 $1.531880 $1.522005 $1.406606 $1.259233	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 14,246.549 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount Inception Date March 21, 2016	2017 2016	$10.442962 $9.998538	$12.641717 $10.442962	0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.472592 $1.433665 $1.477608 $1.479690 $1.317636 $1.220978 $1.293642 $1.200822 $1.000000	$1.641807 $1.472592 $1.433665 $1.477608 $1.479690 $1.317636 $1.220978 $1.293642 $1.200822	0.000 6,759.024 24,107.767 19,193.706 19,400.615 30,612.259 174,536.512 175,101.153 19,041.512
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2017 2016 2015	$9.264104 $9.395511 $10.232111	$10.238890 $9.264104 $9.395511	0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date May 1, 2015	2017 2016 2015	$9.020236 $9.199535 $10.222192	$10.44443 $9.020236 $9.199535	0.000 0.000 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount Inception Date March 21, 2016	2017 2016	$10.127373 $9.998538	$11.226947 $10.127373	0.000 0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount Inception Date March 21, 2016	2017 2016	$10.196412 $9.998538	$11.816084 $10.196412	0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.669441 $1.619910 $1.651132 $1.599752 $1.449592 $1.341484 $1.316306 $1.204569 $1.000000	$1.831581 $1.669441 $1.619910 $1.651132 $1.599752 $1.449592 $1.341484 $1.316306 $1.204569	0.000 6,654.583 7,363.353 8,172.203 8,497.690 0.000 0.000 0.000 0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.408265 $2.441262 $2.507069 $2.252712 $2.211273 $1.801333 $1.950932 $1.722493 $1.318381 $2.334170	$2.626366 $2.408265 $2.441262 $2.507069 $2.252712 $2.211273 $1.801333 $1.950932 $1.722493 $1.318381	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Greystone International Growth - Service Class(4) Subaccount Inception Date May 1, 2001	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.949498 $1.987147 $2.027842 $2.182426 $1.886504 $1.575925 $1.786830 $1.649029 $1.269470 $2.005032	$2.431924 $1.949498 $1.987147 $2.027842 $2.182426 $1.886504 $1.575925 $1.786830 $1.649029 $1.269470	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 1,535.846
40

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA International Equity Index - Service Class(3) Subaccount Inception Date May 1, 2017	2017	$9.998413	$11.006468	0.000
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.203823 $1.176953 $1.196678 $1.129764 $0.966310 $0.874486 $0.998105 $0.985496 $0.986567	$1.380503 $1.203823 $1.176953 $1.196678 $1.129764 $0.966310 $0.874486 $0.998105 $0.985496	0.000 69,872.450 82,308.516 81,513.027 80,619.138 36,359.046 28,368.828 15,455.388 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.151100 $2.241343 $2.408449 $2.458228 $1.802560 $1.687128 $1.845080 $1.406099 $0.893953 $1.699228	$2.720466 $2.151100 $2.241343 $2.408449 $2.458228 $1.802560 $1.687128 $1.845080 $1.406099 $0.893953	0.000 0.000 0.000 0.000 40,872.221 40,853.816 44,023.619 0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount Inception Date December 13, 1996	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.480961 $2.574459 $2.358715 $2.187072 $1.621594 $1.430495 $1.467518 $1.334166 $0.965373 $1.562727	$3.315444 $2.480961 $2.574459 $2.358715 $2.187072 $1.621594 $1.430495 $1.467518 $1.334166 $0.965373	0.000 0.000 0.000 0.000 9,508.325 9,623.833 9,323.369 11,311.929 0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class(5) Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.620712 $1.581726 $1.645501 $1.643102 $1.533280 $1.456240 $1.448252 $1.356226 $1.105362 $1.431771	$1.792188 $1.620712 $1.581726 $1.645501 $1.643102 $1.533280 $1.456240 $1.448252 $1.356226 $1.105362	0.000 0.000 2,301.954 53,415.787 64,594.751 64,692.460 213,650.829 79,076.920 81,715.884 88,018.188
TA JPMorgan Asset Allocation - Growth - Service Class(6) Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.983819 $1.908353 $1.984722 $1.972381 $1.588650 $1.439076 $1.553108 $1.379306 $1.083908 $1.831726	$2.423819 $1.983819 $1.908353 $1.984722 $1.972381 $1.588650 $1.439076 $1.553108 $1.379306 $1.083908	0.000 0.000 0.000 0.000 0.000 0.000 0.000 1,506.701 0.000 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class(7) Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.900901 $1.821144 $1.901848 $1.889829 $1.616089 $1.490698 $1.552816 $1.406322 $1.119595 $1.699284	$2.231432 $1.900901 $1.821144 $1.901848 $1.889829 $1.616089 $1.490698 $1.552816 $1.406322 $1.119595	0.000 0.000 4,725.038 241,194.473 241,529.265 29,673.491 161,433.028 188,685.356 180,698.024 186,495.810
41

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Moderate - Service Class(8) Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.781899 $1.723312 $1.798877 $1.784689 $1.604492 $1.497127 $1.519577 $1.404545 $1.133012 $1.562871	$2.032656 $1.781899 $1.723312 $1.798877 $1.784689 $1.604492 $1.497127 $1.519577 $1.404545 $1.133012	0.000 57,833.297 154,217.963 153,539.927 408,293.621 377,369.934 194,716.173 198,632.131 73,818.240 54,706.145
TA JPMorgan Core Bond - Service Class Subaccount Inception Date May 2, 2011	2017 2016 2015 2014 2013 2012 2011	$1.051509 $1.048770 $1.064092 $1.030658 $1.072035 $1.041900 $1.000000	$1.068302 $1.051509 $1.048770 $1.064092 $1.030658 $1.072035 $1.041900	0.000 0.000 8,856.071 8,950.233 47,721.877 47,484.237 42,010.765
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 2, 1997	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.379559 $2.179852 $2.226990 $1.989207 $1.532527 $1.343951 $1.361635 $1.206866 $0.950074 $1.548137	$2.824269 $2.379559 $2.179852 $2.226990 $1.989207 $1.532527 $1.343951 $1.361635 $1.206866 $0.950074	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class(9) Subaccount Inception Date May 1, 2006	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$0.975536 $0.982472 $1.019382 $1.045988 $0.946795 $0.856962 $0.943458 $0.871200 $0.685764 $1.096293	$1.164093 $0.975536 $0.982472 $1.019382 $1.045988 $0.946795 $0.856962 $0.943458 $0.871200 $0.685764	0.000 0.000 25,096.866 26,142.811 27,278.384 29,052.515 83,021.054 92,043.026 108,752.039 90,026.413
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.288422 $2.038479 $2.138000 $1.892795 $1.465660 $1.241043 $1.241848 $1.029290 $0.985150	$2.544547 $2.288422 $2.038479 $2.138000 $1.892795 $1.465660 $1.241043 $1.241848 $1.029290	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date May 2, 2011	2017 2016 2015 2014 2013 2012 2011	$1.133652 $1.107570 $1.132050 $1.084328 $1.048376 $0.993167 $1.000000	$1.208388 $1.133652 $1.107570 $1.132050 $1.084328 $1.048376 $0.993167	0.000 88,287.938 151,210.017 174,908.285 149,838.324 89,916.823 25,286.927
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2017 2016 2015 2014 2013 2012	$1.082106 $1.108963 $1.152857 $1.081846 $1.006923 $1.000000	$1.174298 $1.082106 $1.108963 $1.152857 $1.081846 $1.006923	0.000 0.000 5,239.492 5,317.026 5,391.183 5,465.554
42

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2017 2016 2015 2014 2013 2012	$1.121255 $1.152775 $1.209192 $1.137899 $1.001982 $1.000000	$1.246969 $1.121255 $1.152775 $1.209192 $1.137899 $1.001982	0.000 4,938.905 5,158.191 5,572.716 5,966.343 0.000
TA Madison Diversified Income - Service Class Subaccount Inception Date June 1, 2017	2017	$1.251588	$1.306288	0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.192009 $1.169522 $1.212022 $1.180148 $1.078133 $1.012608 $1.015898 $0.934286 $0.816191 $1.000000	$1.328366 $1.192009 $1.169522 $1.212022 $1.180148 $1.078133 $1.012608 $1.015898 $0.934286 $0.816191	0.000 105,101.015 87,840.374 69,592.621 59,833.399 1,753.734 0.000 53,315.358 53,890.284 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.239334 $1.212187 $1.242554 $1.201927 $1.138517 $1.087169 $1.072639 $0.997901 $0.999951	$1.351786 $1.239334 $1.212187 $1.242554 $1.201927 $1.138517 $1.087169 $1.072639 $0.997901	0.000 0.000 24,871.494 24,896.308 24,920.630 24,945.924 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.195791 $1.162960 $1.227019 $1.201404 $1.029644 $0.939702 $0.967555 $0.871619 $0.720336 $1.000000	$1.391693 $1.195791 $1.162960 $1.227019 $1.201404 $1.029644 $0.939702 $0.967555 $0.871619 $0.720336	0.000 0.000 27,943.277 30,984.000 66,592.474 62,252.021 75,772.925 76,937.681 108,721.167 30,534.285
TA Market Participation Strategy - Service Class Subaccount Inception Date September 17, 2012	2017 2016 2015 2014 2013 2012	$1.146062 $1.120037 $1.178397 $1.110286 $0.988910 $1.000000	$1.247369 $1.146062 $1.120037 $1.178397 $1.110286 $0.988910	0.000 9,630.686 10,654.291 11,462.445 12,318.541 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.576982 $2.690595 $2.457615 $2.364977 $1.627962 $1.438676 $1.557811 $1.247848 $0.995802 $1.597549	$3.626893 $2.576982 $2.690595 $2.457615 $2.364977 $1.627962 $1.438676 $1.557811 $1.247848 $0.995802	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
43

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.198917 $2.079569 $2.118340 $1.951598 $1.687164 $1.528234 $1.499432 $1.232127 $0.995965 $1.503827	$2.458627 $2.198917 $2.079569 $2.118340 $1.951598 $1.687164 $1.528234 $1.499432 $1.232127 $0.995965	0.000 0.000 0.000 0.000 0.000 53,263.769 55,749.167 41,319.041 33,578.778 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.050282 $1.014555 $1.059810 $1.000532 $0.910655 $0.918114 $0.967578 $1.020318 $0.998154	$1.155958 $1.050282 $1.014555 $1.059810 $1.000532 $0.910655 $0.918114 $0.967578 $1.020318	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.002773 $0.972369 $1.010869 $0.946497 $0.890882 $0.893389 $0.982753 $1.022067 $0.997261	$1.087487 $1.002773 $0.972369 $1.010869 $0.946497 $0.890882 $0.893389 $0.982753 $1.022067	0.000 101,753.553 103,191.782 104,546.562 75,076.108 2,953.291 2,962.518 32,752.081 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.001935 $0.972537 $1.025485 $0.981209 $0.855161 $0.864655 $0.995864 $1.020987 $0.996392	$1.130210 $1.001935 $0.972537 $1.025485 $0.981209 $0.855161 $0.864655 $0.995864 $1.020987	0.000 11,044.028 12,259.720 13,124.203 13,852.522 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.370256 $1.361177 $1.378556 $1.345012 $1.408160 $1.335805 $1.283433 $1.221804 $1.074549 $1.128642	$1.408606 $1.370256 $1.361177 $1.378556 $1.345012 $1.408160 $1.335805 $1.283433 $1.221804 $1.074549	0.000 0.000 31,147.811 75,978.356 78,598.868 90,765.006 61,605.148 16,775.286 16,823.829 7,759.839
TA PineBridge Inflation Opportunities - Service Class Subaccount Inception Date May 2, 2011	2017 2016 2015 2014 2013 2012 2011	$0.975570 $0.956708 $1.002677 $0.987371 $1.111260 $1.064340 $1.000000	$0.988379 $0.975570 $0.956708 $1.002677 $0.987371 $1.111260 $1.064340	0.000 0.000 25,797.332 26,560.325 27,233.732 27,484.421 0.000
44

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 1, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$0.059293 $0.078994 $0.086744 $0.118656 $0.220060 $0.317488 $0.403747 $0.561223 $1.000000	$0.039411 $0.059293 $0.078994 $0.086744 $0.118656 $0.220060 $0.317488 $0.403747 $0.561223	0.000 0.000 0.000 19,100.030 19,369.819 133,456.555 146,526.287 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date May 2, 2011	2017 2016 2015 2014 2013 2012 2011	$1.062323 $1.053501 $1.098391 $1.079252 $1.026124 $0.978354 $1.000000	$1.165667 $1.062323 $1.053501 $1.098391 $1.079252 $1.026124 $0.978354	0.000 0.000 35,418.504 37,088.843 38,536.316 38,858.217 135,217.650
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 2, 2011	2017 2016 2015 2014 2013 2012 2011	$1.067840 $1.066043 $1.161109 $1.145081 $1.000532 $0.918066 $1.000000	$1.262013 $1.067840 $1.066043 $1.161109 $1.145081 $1.000532 $0.918066	0.000 0.000 0.000 10,765.494 29,138.111 34,873.081 34,711.078
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount Inception Date May 2, 2011	2017 2016 2015 2014 2013 2012 2011	$1.069244 $1.065181 $1.132814 $1.112966 $1.019665 $0.958587 $1.000000	$1.212627 $1.069244 $1.065181 $1.132814 $1.112966 $1.019665 $0.958587	0.000 51,201.883 104,926.917 72,664.859 69,828.598 24,264.226 0.000
TA Small Mid Cap Value - Service Class Subaccount Inception Date January 1, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.009543 $1.693315 $1.772248 $1.719330 $1.286608 $1.128808 $1.182908 $0.925936 $0.659621 $1.000000	$2.275332 $2.009543 $1.693315 $1.772248 $1.719330 $1.286608 $1.128808 $1.182908 $0.925936 $0.659621	0.000 0.000 0.000 0.000 0.000 0.000 0.000 2,091.065 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$3.462491 $3.175305 $3.164286 $3.031938 $2.147901 $1.894745 $1.900032 $1.442802 $1.061784 $1.699765	$4.150496 $3.462491 $3.175305 $3.164286 $3.031938 $2.147901 $1.894745 $1.900032 $1.442802 $1.061784	0.000 0.000 0.000 0.000 8,239.324 12,805.127 12,615.304 15,244.541 0.000 989.332
TA Torray Concentrated Growth - Service Class Subaccount Inception Date January 1, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.318400 $2.216467 $2.298568 $2.132121 $1.634299 $1.424230 $1.487513 $1.273847 $0.893804 $1.574465	$2.833542 $2.318400 $2.216467 $2.298568 $2.132121 $1.634299 $1.424230 $1.487513 $1.273847 $0.893804	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
45

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA TS&W International Equity - Service Class Subaccount Inception Date January 1, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.912281 $1.931816 $1.946365 $2.094079 $1.718178 $1.502319 $1.790060 $1.684119 $1.364159 $2.278505	$2.304233 $1.912281 $1.931816 $1.946365 $2.094079 $1.718178 $1.502319 $1.790060 $1.684119 $1.364159	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA U.S. Equity Index - Service Class(3) Subaccount Inception Date May 1, 2017	2017	$9.998413	$11.174311	0.000
TA WMC US Growth - Service Class Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.292499 $2.275825 $2.173134 $1.996020 $1.537808 $1.387204 $1.469877 $1.273661 $1.005909 $1.902647	$2.902061 $2.292499 $2.275825 $2.173134 $1.996020 $1.537808 $1.387204 $1.469877 $1.273661 $1.005909	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 776.441

Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.724783 $1.683518 $1.694427 $1.612810 $1.414139 $1.271752 $1.337375 $1.236150 $1.012647 $1.000000	$1.956213 $1.724783 $1.683518 $1.694427 $1.612810 $1.414139 $1.271752 $1.337375 $1.236150 $1.012647	5,360.104 50,692.674 102,194.865 91,573.192 102,575.723 59,835.433 54,124.928 2,150.984 1,050.473 0.000
AB Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.313024 $2.118829 $2.125588 $1.978931 $1.496032 $1.298440 $1.245504 $1.123499 $0.949877 $1.629813	$2.696146 $2.313024 $2.118829 $2.125588 $1.978931 $1.496032 $1.298440 $1.245504 $1.123499 $0.949877	2,021,955.533 1,586,358.447 1,482,361.818 1,415,837.830 1,201,393.792 1,071,369.225 1,351.176 0.000 0.000 0.000
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.302832 $2.289128 $2.101120 $1.877984 $1.394783 $1.216181 $1.285680 $1.191067 $0.883922 $1.494647	$2.980232 $2.302832 $2.289128 $2.101120 $1.877984 $1.394783 $1.216181 $1.285680 $1.191067 $0.883922	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
46

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.674603 $1.561865 $1.571893 $1.521994 $1.255714 $1.103001 $1.111159 $1.007877 $0.989775	$1.907417 $1.674603 $1.561865 $1.571893 $1.521994 $1.255714 $1.103001 $1.111159 $1.007877	34,427.816 19,719.219 20,020.180 20,297.432 20,562.325 12,317.165 11,580.226 0.000 0.000
American Funds - Bond FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.090800 $1.081268 $1.100417 $1.066672 $1.112562 $1.077592 $1.036375 $0.993587 $1.000896	$1.108119 $1.090800 $1.081268 $1.100417 $1.066672 $1.112562 $1.077592 $1.036375 $0.993587	96,938.097 99,647.597 97,086.984 99,910.267 45,160.279 48,313.769 86,702.315 84,589.239 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.924397 $1.793572 $1.712879 $1.610921 $1.263577 $1.093907 $1.166156 $1.002731 $0.986478	$2.419404 $1.924397 $1.793572 $1.712879 $1.610921 $1.263577 $1.093907 $1.166156 $1.002731	163,661.263 167,451.839 170,779.180 156,205.561 153,205.522 116,004.751 112,207.336 175,242.729 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.878337 $1.718714 $1.728804 $1.594661 $1.218978 $1.058960 $1.100765 $1.008123 $0.986799	$2.252719 $1.878337 $1.718714 $1.728804 $1.594661 $1.218978 $1.058960 $1.100765 $1.008123	160,435.948 162,728.727 50,686.445 53,034.002 54,694.553 58,877.167 31,483.659 32,553.233 0.000
American Funds - International FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.082737 $1.067179 $1.140695 $1.195806 $1.003256 $0.868424 $1.030054 $0.980247 $0.982909	$1.402140 $1.082737 $1.067179 $1.140695 $1.195806 $1.003256 $0.868424 $1.030054 $0.980247	344,849.908 353,165.944 220,256.454 2,920,110.977 2,546,377.458 1,137,322.158 164,421.108 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.465826 $1.394112 $1.413427 $1.307195 $1.115052 $0.988215 $1.045475 $0.903362 $0.664509 $1.000000	$1.672877 $1.465826 $1.394112 $1.413427 $1.307195 $1.115052 $0.988215 $1.045475 $0.903362 $0.664509	676,089.001 763,499.088 778,896.821 878,136.340 890,355.804 894,564.849 908,625.250 285,108.666 147,066.104 63,424.825
47

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.827488 $2.670409 $2.705903 $2.465869 $1.915956 $1.678702 $1.756941 $1.528881 $1.148344 $2.039006	$3.378922 $2.827488 $2.670409 $2.705903 $2.465869 $1.915956 $1.678702 $1.756941 $1.528881 $1.148344	356,806.561 364,984.711 452,096.036 1,790,010.841 1,454,257.572 76,793.437 79,280.464 107,206.698 73,447.123 104,622.075
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.190386 $1.893323 $2.011732 $1.886933 $1.501977 $1.305702 $1.319861 $1.168624 $0.915494 $1.629023	$2.425164 $2.190386 $1.893323 $2.011732 $1.886933 $1.501977 $1.305702 $1.319861 $1.168624 $0.915494	0.000 0.000 38,230.675 39,678.438 43,897.145 46,620.949 49,692.095 51,486.879 0.000 0.000
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.253220 $2.280012 $2.170089 $1.989013 $1.488094 $1.323623 $1.347179 $1.106668 $0.879957 $1.699387	$2.985641 $2.253220 $2.280012 $2.170089 $1.989013 $1.488094 $1.323623 $1.347179 $1.106668 $0.879957	0.000 0.000 0.000 0.000 1,661.416 1,681.673 1,703.450 0.000 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$3.620920 $3.291642 $3.404714 $3.267239 $2.446756 $2.173296 $2.480464 $1.962977 $1.429189 $2.408082	$4.289709 $3.620920 $3.291642 $3.404714 $3.267239 $2.446756 $2.173296 $2.480464 $1.962977 $1.429189	964,988.890 970,322.596 1,096,777.173 153,889.949 176,630.202 575,260.334 98,078.810 137,861.177 87,783.555 113,759.216
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.707710 $2.521204 $2.649869 $2.531376 $1.978476 $1.584450 $1.772299 $1.427350 $0.924157 $1.930481	$3.169195 $2.707710 $2.521204 $2.649869 $2.531376 $1.978476 $1.584450 $1.772299 $1.427350 $0.924157	254,101.133 242,231.403 207,236.916 1,100,252.526 751,026.165 30,577.897 25,136.087 25,824.073 19,093.137 20,074.039
Franklin Founding Funds Allocation VIP Fund - Class 4(3) Subaccount Inception Date November 10, 2008	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.860520 $1.678831 $1.824586 $1.809482 $1.490817 $1.319158 $1.367020 $1.263591 $0.989970 $1.000000	$2.041024 $1.860520 $1.678831 $1.824586 $1.809482 $1.490817 $1.319158 $1.367020 $1.263591 $0.989970	128,613.057 145,662.704 166,583.263 181,228.723 200,675.945 221,340.538 243,052.655 251,577.905 0.000 0.000
48

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.296789 $1.157150 $1.266771 $1.232070 $1.100247 $0.993853 $0.987666 $0.891915 $0.669279 $0.968163	$1.397836 $1.296789 $1.157150 $1.266771 $1.232070 $1.100247 $0.993853 $0.987666 $0.891915 $0.669279	101,053.754 105,070.490 190,874.706 1,803,998.755 2,384,736.207 2,644,081.843 364,983.829 153,648.107 5,756.256 0.000
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.243356 $1.090016 $1.166692 $1.108186 $0.879115 $0.783047 $0.805114 $0.736718 $0.594697 $0.962219	$1.324039 $1.243356 $1.090016 $1.166692 $1.108186 $0.879115 $0.783047 $0.805114 $0.736718 $0.594697	45,449.277 45,853.168 102,777.064 104,823.869 106,294.118 107,294.097 114,934.174 123,653.477 5,694.253 0.000
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2017 2016 2015 2014 2013 2012	$1.450037 $1.446176 $1.404758 $1.321395 $0.961770 $1.000000	$1.810353 $1.450037 $1.446176 $1.404758 $1.321395 $0.961770	0.000 0.000 0.000 0.000 0.000 0.000
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$3.868743 $3.511262 $3.442998 $3.121161 $2.405172 $2.092086 $2.164385 $1.754503 $1.235923 $2.240126	$4.832358 $3.868743 $3.511262 $3.442998 $3.121161 $2.405172 $2.092086 $2.164385 $1.754503 $1.235923	0.000 0.000 0.000 788.010 788.057 798.737 810.338 0.000 0.000 0.000
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.647693 $1.646521 $1.718874 $1.631767 $1.296341 $1.100570 $1.301916 $1.146722 $0.849176 $1.565642	$2.051543 $1.647693 $1.646521 $1.718874 $1.631767 $1.296341 $1.100570 $1.301916 $1.146722 $0.849176	0.000 0.000 0.000 0.000 0.000 0.000 0.000 1,025.505 1,014.144 0.000
JPMorgan Insurance Trust Core Bond Portfolio Subaccount Inception Date April 23, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.227536 $1.223090 $1.230720 $1.193565 $1.232567 $1.190768 $1.127474 $1.050206 $1.000000	$1.249579 $1.227536 $1.223090 $1.230720 $1.193565 $1.232567 $1.190768 $1.127474 $1.050206	81,889.879 84,180.079 133,599.894 140,767.842 149,110.986 179,716.865 185,937.679 233,830.490 3,917.761
49

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
JPMorgan Insurance Trust Mid Cap Value Portfolio Subaccount Inception Date May 1, 2004	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.995977 $2.657696 $2.777978 $2.455611 $1.888540 $1.596459 $1.589984 $1.310439 $0.924801 $1.408937	$3.349914 $2.995977 $2.657696 $2.777978 $2.455611 $1.888540 $1.596459 $1.589984 $1.310439 $0.924801	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
JPMorgan Insurance Trust Small Cap Core Portfolio Subaccount Inception Date May 1, 2004	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$3.007073 $2.545059 $2.734006 $2.538304 $1.815024 $1.542633 $1.648225 $1.319193 $0.861800 $1.289373	$3.405542 $3.007073 $2.545059 $2.734006 $2.538304 $1.815024 $1.542633 $1.648225 $1.319193 $0.861800	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
JPMorgan Insurance Trust U.S. Equity Portfolio–Class 1 Subaccount Inception Date April 23, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.718045 $2.492817 $2.514713 $2.246430 $1.678013 $1.451409 $1.504855 $1.348144 $1.000000	$3.267983 $2.718045 $2.492817 $2.514713 $2.246430 $1.678013 $1.451409 $1.504855 $1.348144	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.655116 $2.482984 $2.581841 $2.839866 $2.046151 $1.722237 $1.957784 $1.465363 $0.915167 $1.539771	$3.296749 $2.655116 $2.482984 $2.581841 $2.839866 $2.046151 $1.722237 $1.957784 $1.465363 $0.915167	8,917.692 9,081.973 32,996.186 102,477.296 836,102.243 925,709.037 77,401.713 10,570.850 814.316 0.000
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.851835 $1.731519 $1.772092 $1.665899 $1.427553 $1.309489 $1.311564 $1.217256 $1.052093 $1.378209	$2.038943 $1.851835 $1.731519 $1.772092 $1.665899 $1.427553 $1.309489 $1.311564 $1.217256 $1.052093	5,223.595 5,535.648 5,857.535 6,205.115 7,385.127 22,958.067 23,245.107 6,757.526 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.314641 $1.263392 $1.305560 $1.266760 $1.126521 $1.023236 $1.076511 $1.003512 $0.988807	$1.486426 $1.314641 $1.263392 $1.305560 $1.266760 $1.126521 $1.023236 $1.076511 $1.003512	52,600.481 52,860.550 53,114.022 64,053.962 103,678.230 104,330.785 97,105.070 95,325.663 0.000
50

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$0.935123 $0.887747 $0.966009 $1.106045 $0.915177 $0.787658 $0.896796 $0.841717 $0.624957 $1.066624	$1.072508 $0.935123 $0.887747 $0.966009 $1.106045 $0.915177 $0.787658 $0.896796 $0.841717 $0.624957	59,990.589 60,597.479 103,656.429 105,709.548 107,199.935 113,698.924 86,461.460 84,418.798 5,058.842 0.000
TA AB Dynamic Allocation - Initial Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.652221 $1.644484 $1.674533 $1.614092 $1.532273 $1.469013 $1.468030 $1.366743 $1.059163 $1.707315	$1.782096 $1.652221 $1.644484 $1.674533 $1.614092 $1.532273 $1.469013 $1.468030 $1.366743 $1.059163	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA AB Dynamic Allocation - Service Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.383436 $1.380119 $1.410177 $1.361908 $1.296454 $1.246992 $1.247985 $1.163358 $0.902463 $1.457619	$1.489150 $1.383436 $1.380119 $1.410177 $1.361908 $1.296454 $1.246992 $1.247985 $1.163358 $0.902463	576,876.228 598,766.838 915,081.423 1,167,384.999 1,364,031.408 1,727,555.786 1,614,618.788 776,497.082 45,351.903 49,219.800
TA Aegon Government Money Market - Initial Class Subaccount Inception Date January 1, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$0.926579 $0.942676 $0.959114 $0.975869 $0.992904 $1.010323 $1.027898 $1.045822 $1.062768 $1.056145	$0.910729 $0.926579 $0.942676 $0.959114 $0.975869 $0.992904 $1.010323 $1.027898 $1.045822 $1.062768	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon Government Money Market - Service Class Subaccount Inception Date January 1, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$0.921208 $0.937254 $0.953628 $0.970275 $0.987199 $1.004508 $1.021982 $1.039829 $1.057911 $1.053691	$0.905465 $0.921208 $0.937254 $0.953628 $0.970275 $0.987199 $1.004508 $1.021982 $1.039829 $1.057911	515,589.059 640,381.402 681,171.031 803,181.140 1,020,101.733 2,084,216.486 1,827,350.338 300,667.903 299,943.833 0.000
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 21, 1999	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.144131 $1.891393 $2.009344 $1.966308 $1.876908 $1.627278 $1.580320 $1.430103 $0.988279 $1.344417	$2.264208 $2.144131 $1.891393 $2.009344 $1.966308 $1.876908 $1.627278 $1.580320 $1.430103 $0.988279	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
51

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 21, 1999	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.877155 $1.660760 $1.765747 $1.734128 $1.659477 $1.442069 $1.403564 $1.273192 $0.882118 $1.204261	$1.978029 $1.877155 $1.660760 $1.765747 $1.734128 $1.659477 $1.442069 $1.403564 $1.273192 $0.882118	33,795.622 26,800.656 42,273.493 86,238.426 85,791.093 84,294.864 59,481.176 62,009.645 1,296.971 0.000
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date June 16, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.282391 $1.300876 $1.322332 $1.285626 $1.338045 $1.294986 $1.224447 $1.193328 $1.162275 $1.098507	$1.293872 $1.282391 $1.300876 $1.322332 $1.285626 $1.338045 $1.294986 $1.224447 $1.193328 $1.162275	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date June 16, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.231783 $1.251526 $1.275665 $1.243028 $1.297044 $1.258634 $1.193639 $1.165315 $1.137947 $1.077987	$1.239225 $1.231783 $1.251526 $1.275665 $1.243028 $1.297044 $1.258634 $1.193639 $1.165315 $1.137947	203,859.038 227,631.438 291,810.181 241,498.678 246,959.024 343,316.967 679,488.750 228,836.360 70,221.533 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date June 16, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.206145 $1.225474 $1.249104 $1.217146 $1.270036 $1.232428 $1.168782 $1.141052 $1.114243 $1.055536	$1.213424 $1.206145 $1.225474 $1.249104 $1.217146 $1.270036 $1.232428 $1.168782 $1.141052 $1.114243	0.000 0.000 0.000 27,549.084 32,563.571 137,577.139 162,234.773 35,946.998 147,084.863 150,483.315
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2017 2016 2015	$9.944587 $9.508570 $9.999525	$11.203429 $9.944587 $9.508570	13,655.250 12,443.940 0.000
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.493338 $2.207595 $2.329975 $2.113532 $1.651152 $1.503890 $1.489425 $1.372151 $1.224811 $1.885214	$2.853153 $2.493338 $2.207595 $2.329975 $2.113532 $1.651152 $1.503890 $1.489425 $1.372151 $1.224811	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
52

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.170827 $1.927491 $2.039377 $1.853785 $1.451755 $1.325289 $1.316086 $1.215710 $1.087807 $1.678768	$2.477720 $2.170827 $1.927491 $2.039377 $1.853785 $1.451755 $1.325289 $1.316086 $1.215710 $1.087807	1,951,344.182 1,935,774.497 1,263,849.823 145,062.854 128,334.300 1,663,564.500 267,983.396 160,090.145 0.000 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount Inception Date March 21, 2016	2017 2016	$10.446991 $9.998578	$12.652795 $10.446991	0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.478150 $1.438362 $1.481719 $1.483077 $1.320001 $1.222567 $1.294690 $1.201202 $1.000000	$1.648819 $1.478150 $1.438362 $1.481719 $1.483077 $1.320001 $1.222567 $1.294690 $1.201202	403,265.105 465,422.927 505,140.282 585,296.550 550,562.131 516,210.972 549,886.337 516,730.754 27,959.171
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2017 2016 2015	$9.275419 $9.402380 $10.236222	$10.256425 $9.275419 $9.402380	0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date May 1, 2015	2017 2016 2015	$9.031260 $9.206268 $10.226305	$10.462336 $9.031260 $9.206268	0.000 0.000 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount Inception Date March 21, 2016	2017 2016	$10.131273 $9.998578	$11.236780 $10.131273	0.000 0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount Inception Date March 21, 2016	2017 2016	$10.200334 $9.998578	$11.826426 $10.200334	0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.675790 $1.625268 $1.655775 $1.603458 $1.452231 $1.343254 $1.317394 $1.204966 $1.000000	$1.839458 $1.675790 $1.625268 $1.655775 $1.603458 $1.452231 $1.343254 $1.317394 $1.204966	617,649.832 652,945.844 418,455.093 433,295.035 428,827.381 168,642.632 35,616.301 17,846.864 7,900.191
TA Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.690577 $2.720514 $2.784893 $2.495172 $2.443641 $1.985273 $2.142885 $1.885025 $1.437601 $2.538833	$2.943738 $2.690577 $2.720514 $2.784893 $2.495172 $2.443641 $1.985273 $2.142885 $1.885025 $1.437601	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.058861 $2.086057 $2.141235 $1.923050 $1.886753 $1.536218 $1.662978 $1.467544 $1.122683 $1.986707	$2.246423 $2.058861 $2.086057 $2.141235 $1.923050 $1.886753 $1.536218 $1.662978 $1.467544 $1.122683	41,459.527 41,671.416 41,227.679 38,884.540 50,336.076 36,327.551 22,611.611 21,081.737 17,930.287 18,964.613
53

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Greystone International Growth - Initial Class(4) Subaccount Inception Date May 1, 2001	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.947321 $1.979752 $2.012869 $2.159854 $1.860968 $1.550222 $1.753697 $1.614862 $1.238385 $1.947390	$2.435402 $1.947321 $1.979752 $2.012869 $2.159854 $1.860968 $1.550222 $1.753697 $1.614862 $1.238385	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Greystone International Growth - Service Class(4) Subaccount Inception Date May 1, 2001	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.670241 $1.701673 $1.735664 $1.867058 $1.613109 $1.346876 $1.526378 $1.407978 $1.083365 $1.710243	$2.084587 $1.670241 $1.701673 $1.735664 $1.867058 $1.613109 $1.346876 $1.526378 $1.407978 $1.083365	2,751,078.754 1,995,377.105 1,882,113.270 50,601.841 69,178.721 36,836.157 8,452.600 75,231.317 0.000 0.000
TA International Equity Index - Service Class(3) Subaccount Inception Date May 1, 2017	2017	$9.998453	$11.010086	0.000
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.208065 $1.180521 $1.199707 $1.132055 $0.967796 $0.875390 $0.998657 $0.985557 $0.986568	$1.386033 $1.208065 $1.180521 $1.199707 $1.132055 $0.967796 $0.875390 $0.998657 $0.985557	285,911.589 277,674.899 289,982.396 275,400.850 202,681.298 44,119.427 5,464.002 5,012.218 0.000
TA Janus Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.256189 $2.343459 $2.510821 $2.554393 $1.867931 $1.742543 $1.900508 $1.444146 $0.915181 $1.733878	$2.860782 $2.256189 $2.343459 $2.510821 $2.554393 $1.867931 $1.742543 $1.900508 $1.444146 $0.915181	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.808416 $1.883367 $2.022787 $2.063587 $1.512437 $1.414882 $1.546585 $1.178045 $0.748601 $1.422234	$2.288210 $1.808416 $1.883367 $2.022787 $2.063587 $1.512437 $1.414882 $1.546585 $1.178045 $0.748601	43,488.726 43,731.646 45,104.436 85,902.178 90,717.764 554,452.536 535,097.913 9,716.472 718.404 0.000
TA Jennison Growth - Initial Class Subaccount Inception Date December 13, 1996	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.575259 $2.664113 $2.433286 $2.251663 $1.663760 $1.462418 $1.497373 $1.357153 $0.979342 $1.582015	$3.453411 $2.575259 $2.664113 $2.433286 $2.251663 $1.663760 $1.462418 $1.497373 $1.357153 $0.979342	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
54

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Jennison Growth - Service Class Subaccount Inception Date December 13, 1996	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.140075 $2.219635 $2.032631 $1.883795 $1.396036 $1.230904 $1.262141 $1.146889 $0.829455 $1.342049	$2.861302 $2.140075 $2.219635 $2.032631 $1.883795 $1.396036 $1.230904 $1.262141 $1.146889 $0.829455	1,790,721.684 1,646,398.001 2,287,592.523 1,818,918.389 1,659,605.194 1,601,886.742 250,959.556 49,219.542 587.217 0.000
TA JPMorgan Asset Allocation - Conservative - Initial Class(5) Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.716901 $1.669677 $1.732812 $1.725367 $1.605222 $1.520054 $1.506587 $1.407249 $1.143437 $1.476193	$1.903611 $1.716901 $1.669677 $1.732812 $1.725367 $1.605222 $1.520054 $1.506587 $1.407249 $1.143437	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class(5) Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.456798 $1.4201056 $1.477611 $1.474724 $1.375488 $1.305722 $1.297929 $1.214860 $0.989658 $1.281273	$1.611728 $1.456798 $1.421056 $1.477611 $1.474724 $1.375488 $1.305722 $1.297929 $1.214860 $0.989658	452,275.083 461,596.084 695,478.593 701,055.495 821,868.941 812,108.321 551,503.437 456,721.992 179,463.084 28,170.016
TA JPMorgan Asset Allocation - Growth - Initial Class(6) Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.043303 $1.959861 $2.033418 $2.014023 $1.615998 $1.460447 $1.571066 $1.390625 $1.089959 $1.837353	$2.502974 $2.043303 $1.959861 $2.033418 $2.014023 $1.615998 $1.460447 $1.571066 $1.390625 $1.089959	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Growth - Service Class(6) Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.679691 $1.614997 $1.678795 $1.667537 $1.342456 $1.215472 $1.311395 $1.163844 $0.914151 $1.544095	$2.053235 $1.679691 $1.614997 $1.678795 $1.667537 $1.342456 $1.215472 $1.311395 $1.163844 $0.914151	30,373.017 32,640.727 34,139.955 36,125.910 38,193.453 40,775.699 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Initial Class(7) Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.983470 $1.894089 $1.971259 $1.955460 $1.666645 $1.532784 $1.591587 $1.436578 $1.140555 $1.726140	$2.334941 $1.983470 $1.894089 $1.971259 $1.955460 $1.666645 $1.532784 $1.591587 $1.436578 $1.140555	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
55

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Moderate Growth - Service Class(7) Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.655176 $1.584952 $1.654373 $1.643112 $1.404420 $1.294803 $1.348098 $1.220304 $0.971017 $1.473050	$1.943929 $1.655176 $1.584952 $1.654373 $1.643112 $1.404420 $1.294803 $1.348098 $1.220304 $0.971017	1,006,723.001 1,342,099.203 1,818,844.133 1,948,486.115 2,370,235.093 2,802,330.338 2,815,019.748 3,302,409.698 3,730,545.488 3,363,451.114
TA JPMorgan Asset Allocation - Moderate - Initial Class(8) Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.872597 $1.804846 $1.878258 $1.859689 $1.667165 $1.550216 $1.568100 $1.445538 $1.163609 $1.599309	$2.143557 $1.872597 $1.804846 $1.878258 $1.859689 $1.667165 $1.550216 $1.568100 $1.445538 $1.163609	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate - Service Class(8) Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.577250 $1.524646 $1.590716 $1.577384 $1.417416 $1.321913 $1.341075 $1.238943 $0.998925 $1.377220	$1.800086 $1.577250 $1.524646 $1.590716 $1.577384 $1.417416 $1.321913 $1.341075 $1.238943 $0.998925	1,400,751.819 1,841,712.417 2,433,022.532 2,670,574.552 3,007,103.238 2,589,231.135 1,694,967.348 1,058,049.024 768,680.504 764,364.885
TA JPMorgan Core Bond - Service Class Subaccount Inception Date May 2, 2012	2017 2016 2015 2014 2013 2012 2011	$1.054438 $1.051187 $1.066010 $1.032010 $1.072916 $1.042237 $1.000000	$1.071787 $1.054438 $1.051187 $1.066010 $1.032010 $1.072916 $1.042237	1,942,593.882 1,713,335.620 1,762,074.733 1,364,620.024 234,886.212 234,823.247 86,723.947
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 1, 1997	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.454561 $2.242806 $2.283750 $2.035036 $1.562538 $1.366568 $1.380230 $1.219326 $0.957378 $1.554995	$2.922802 $2.454561 $2.242806 $2.283750 $2.035036 $1.562538 $1.366568 $1.380230 $1.219326 $0.957378	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 2, 1997	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.086809 $1.910729 $1.951087 $1.741897 $1.341343 $1.175710 $1.190594 $1.054751 $0.829919 $1.351668	$2.478017 $2.086809 $1.910729 $1.951087 $1.741897 $1.341343 $1.175710 $1.190594 $1.054751 $0.829919	418.459 424.064 43,355.500 44,986.727 47,782.724 50,376.269 58,066.312 61,087.959 0.000 0.000
56

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan International Moderate Growth - Service Class(9) Subaccount Inception Date May 1, 2006	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$0.980654 $0.987147 $1.023734 $1.049919 $0.949894 $0.859336 $0.945602 $0.872753 $0.686639 $1.097167	$1.170776 $0.980654 $0.987147 $1.023734 $1.049919 $0.949894 $0.859336 $0.945602 $0.872753 $0.686639	425,317.722 514,553.966 680,706.864 651,843.271 755,529.971 633,979.989 651,615.031 534,184.882 446,022.660 556,214.467
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.296412 $2.044585 $2.143357 $1.896615 $1.467898 $1.242319 $1.242520 $1.029351 $0.985151	$2.554682 $2.296412 $2.044585 $2.143357 $1.896615 $1.467898 $1.242319 $1.242520 $1.029351	169,278.098 1,571,126.373 1,660,748.340 1,628,820.326 1,250,580.543 1,493,737.052 118,603.182 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date May 2, 2011	2017 2016 2015 2014 2013 2012 2011	$1.136801 $1.110107 $1.134085 $1.085745 $1.049228 $0.993488 $1.000000	$1.212331 $1.136801 $1.110107 $1.134085 $1.085745 $1.049228 $0.993488	305,014.384 346,463.368 359,736.357 385,393.764 416,605.763 278,671.987 16,862.571
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2017 2016 2015 2014 2013 2012	$1.084588 $1.110948 $1.154367 $1.082724 $1.007249 $1.000000	$1.177565 $1.084588 $1.110948 $1.154367 $1.082724 $1.007249	180,650.385 193,648.292 404,484.081 94,999.859 97,389.324 43,097.027
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2017 2016 2015 2014 2013 2012	$1.123836 $1.154863 $1.210786 $1.138831 $1.002310 $1.000000	$1.250457 $1.123836 $1.154863 $1.210786 $1.138831 $1.002310	235,255.654 221,159.323 242,766.767 130,507.307 132,961.804 37,636.914
TA Madison Diversified Income - Service Class Subaccount Inception Date June 1, 2017	2017	$10.022817	$10.463859	0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.197091 $1.173928 $1.215990 $1.183433 $1.080606 $1.014433 $1.017230 $0.935049 $0.816459 $1.000000	$1.334662 $1.197091 $1.173928 $1.215990 $1.183433 $1.080606 $1.014433 $1.017230 $0.935049 $0.816459	1,585,206.210 1,691,337.542 2,002,334.961 2,136,570.567 2,299,458.532 781,046.065 610,128.321 418,728.439 426,213.753 35,296.474
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.243682 $1.215838 $1.245677 $1.204352 $1.140253 $1.088293 $1.073221 $0.997954 $0.999952	$1.357196 $1.243682 $1.215838 $1.245677 $1.204352 $1.140253 $1.088293 $1.073221 $0.997954	207,180.539 388,495.760 944,613.243 986,820.501 1,015,863.841 701,841.151 511,457.395 240,961.911 0.000
57

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.200884 $1.167341 $1.231035 $1.204741 $1.032001 $0.941380 $0.968815 $0.872328 $0.720567 $1.000000	$1.398309 $1.200884 $1.167341 $1.231035 $1.204741 $1.032001 $0.941380 $0.968815 $0.872328 $0.720567	1,581,533.338 1,962,455.585 2,069,105.323 2,997,403.749 2,986,346.667 981,655.911 512,163.646 419,620.672 149,040.247 7,730.524
TA Market Participation Strategy - Service Class Subaccount Inception Date September 17, 2012	2017 2016 2015 2014 2013 2012	$1.148498 $1.121859 $1.179732 $1.110995 $0.989050 $1.000000	$1.250632 $1.148498 $1.121859 $1.179732 $1.110995 $0.989050	242,995.188 250,223.259 234,689.821 238,052.127 108,340.138 0.000
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.616618 $2.723934 $2.479335 $2.379847 $1.633370 $1.438454 $1.553809 $1.240601 $0.986880 $1.578112	$3.692915 $2.616618 $2.723934 $2.479335 $2.379847 $1.633370 $1.438454 $1.553809 $1.240601 $0.986880	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.147697 $2.241288 $2.046203 $1.968107 $1.354100 $1.196062 $1.294469 $1.036385 $0.826637 $1.325510	$3.024188 $2.147697 $2.241288 $2.046203 $1.968107 $1.354100 $1.196062 $1.294469 $1.036385 $0.826637	6,309.974 6,391.550 0.000 0.000 0.000 583.357 583.529 0.000 0.000 0.000
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.293594 $2.163267 $2.196416 $2.016843 $1.737717 $1.570846 $1.536264 $1.259369 $1.014594 $1.527268	$2.572922 $2.293594 $2.163267 $2.196416 $2.016843 $1.737717 $1.570846 $1.536264 $1.259369 $1.014594	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.082799 $1.968791 $2.004512 $1.845820 $1.594939 $1.443984 $1.416078 $1.163061 $0.939676 $1.418126	$2.329935 $2.082799 $1.968791 $2.004512 $1.845820 $1.594939 $1.443984 $1.416078 $1.163061 $0.939676	255,391.097 63,094.041 59,346.095 86,516.563 90,829.752 84,627.691 74,855.721 47,260.719 34,938.189 11,532.992
58

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.053990 $1.017637 $1.062494 $1.002567 $0.912062 $0.919076 $0.968114 $1.020377 $0.998156	$1.160613 $1.053990 $1.017637 $1.062494 $1.002567 $0.912062 $0.919076 $0.968114 $1.020377	449,094.425 459,301.073 322,555.046 325,861.022 299,376.946 65,507.313 67,104.472 70,172.381 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.006269 $0.975294 $1.013409 $0.948413 $0.892250 $0.894314 $0.983287 $1.022125 $0.997262	$1.091812 $1.006269 $0.975294 $1.013409 $0.948413 $0.892250 $0.894314 $0.983287 $1.022125	105,133.644 106,895.787 108,461.403 109,419.258 111,980.339 30,064.853 0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.005472 $0.975493 $1.028097 $0.983212 $0.856484 $0.865554 $0.996415 $1.021045 $0.996394	$1.134753 $1.005472 $0.975493 $1.028097 $0.983212 $0.856484 $0.865554 $0.996415 $1.021045	180,381.391 197,953.000 210,588.117 243,655.839 252,802.813 128,537.459 0.000 0.000 0.000
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.459852 $1.446113 $1.461330 $1.420507 $1.483135 $1.403283 $1.343546 $1.275313 $1.118307 $1.170620	$1.504908 $1.459852 $1.446113 $1.461330 $1.420507 $1.483135 $1.403283 $1.343546 $1.275313 $1.118307	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.386457 $1.376589 $1.393470 $1.358886 $1.421987 $1.348262 $1.294779 $1.231980 $1.082962 $1.136914	$1.425969 $1.386457 $1.376589 $1.393470 $1.358886 $1.421987 $1.348262 $1.294779 $1.231980 $1.082962	2,503,113.879 2,352,336.940 2,522,066.547 2,274,644.969 2,774,717.532 2,521,878.645 580,575.922 789,570.282 33,905.961 18,818.280
TA PineBridge Inflation Opportunities - Service Class Subaccount Inception Date May 2, 2011	2017 2016 2015 2014 2013 2012 2011	$0.978288 $0.958897 $1.004479 $0.988661 $1.112164 $1.064682 $1.000000	$0.991607 $0.978288 $0.958897 $1.004479 $0.988661 $1.112164 $1.064682	221,244.852 250,946.006 253,694.531 244,069.647 261,086.421 264,460.081 11,694.021
59

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 1, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$0.059506 $0.079242 $0.086981 $0.118935 $0.220464 $0.317903 $0.404078 $0.561414 $1.000000	$0.039569 $0.059506 $0.079242 $0.086981 $0.118935 $0.220464 $0.317903 $0.404078 $0.561414	2,343,332.325 837,703.804 694,344.120 33,051.675 37,595.304 132,874.817 212,703.230 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date May 2, 2011	2017 2016 2015 2014 2013 2012 2011	$1.065283 $1.055922 $1.100378 $1.080658 $1.026957 $0.978671 $1.000000	$1.169494 $1.065283 $1.055922 $1.100378 $1.080658 $1.026957 $0.978671	66,627.014 68,042.917 68,766.446 217,182.099 84,566.702 86,519.071 22,036.852
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 2, 2011	2017 2016 2015 2014 2013 2012 2011	$1.070817 $1.068491 $1.163210 $1.146585 $1.001353 $0.918361 $1.000000	$1.266145 $1.070817 $1.068491 $1.163210 $1.146585 $1.001353 $0.918361	255,845.525 339,123.078 370,979.203 478,370.433 471,188.757 216,735.162 161,804.903
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount Inception Date May 2, 2011	2017 2016 2015 2014 2013 2012 2011	$1.072240 $1.067651 $1.134872 $1.114436 $1.020507 $0.958899 $1.000000	$1.216622 $1.072240 $1.067651 $1.134872 $1.114436 $1.020507 $0.958899	161,911.922 168,782.530 176,703.633 195,137.419 312,752.089 19,439.058 17,168.979
TA Small Mid Cap Value - Service Class Subaccount Inception Date January 1, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.018395 $1.699942 $1.778310 $1.724357 $1.289742 $1.130993 $1.184614 $0.926813 $0.659927 $1.000000	$2.286477 $2.018395 $1.699942 $1.778310 $1.724357 $1.289742 $1.130993 $1.184614 $0.926813 $0.659927	955,687.293 984,395.871 1,009,488.414 840,322.194 268,682.511 290,184.411 30,532.441 74,536.456 932.124 0.000
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$3.612610 $3.304831 $3.282781 $3.134897 $2.213991 $1.947364 $1.948386 $1.474759 $1.081864 $1.726938	$4.345674 $3.612610 $3.304831 $3.282781 $3.134897 $2.213991 $1.947364 $1.948386 $1.474759 $1.081864	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.660770 $2.438889 $2.429236 $2.326492 $1.647323 $1.452458 $1.455794 $1.104923 $0.812734 $1.300432	$3.191037 $2.660770 $2.438889 $2.429236 $2.326492 $1.647323 $1.452458 $1.455794 $1.104923 $0.812734	1,419,110.883 1,439,891.341 1,509,434.178 1,482,353.792 1,217,791.396 1,355,298.940 81,618.360 40,818.457 0.000 0.000
60

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date January 1, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.399943 $2.287688 $2.364941 $2.187666 $1.672370 $1.452893 $1.512559 $1.291416 $0.903658 $1.587694	$2.941895 $2.399943 $2.287688 $2.364941 $2.187666 $1.672370 $1.452893 $1.512559 $1.291416 $0.903658	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount Inception Date January 1, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.111804 $2.017958 $2.091676 $1.939261 $1.485733 $1.294134 $1.350971 $1.156343 $0.810956 $1.427811	$2.582308 $2.111804 $2.017958 $2.091676 $1.939261 $1.485733 $1.294134 $1.350971 $1.156343 $0.810956	141,831.480 143,722.146 164,804.163 1,598,958.831 1,369,078.882 1,223,548.623 11,284.531 10,653.924 2,399.768 0.000
TA TS&W International Equity - Initial Class Subaccount Inception Date January 1, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.951991 $1.964886 $1.973301 $2.117632 $1.732856 $1.510334 $1.793029 $1.681793 $1.359383 $2.261454	$2.358064 $1.951991 $1.964886 $1.973301 $2.117632 $1.732856 $1.510334 $1.793029 $1.681793 $1.359383	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount Inception Date January 1, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.612431 $1.628098 $1.639558 $1.763122 $1.445918 $1.263651 $1.504950 $1.415201 $1.145778 $1.912806	$1.943870 $1.612431 $1.628098 $1.639558 $1.763122 $1.445918 $1.263651 $1.504950 $1.415201 $1.145778	93,003.123 95,924.265 95,579.055 89,005.724 80,700.868 17,947.422 0.000 894.152 819.830 0.000
TA U.S. Equity Index - Service Class(3) Subaccount Inception Date May 1, 2017	2017	$9.998453	$11.177985	0.000
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.421543 $2.396448 $2.282116 $2.089993 $1.605375 $1.443516 $1.525678 $1.317666 $1.037753 $1.955782	$3.074912 $2.421543 $2.396448 $2.282116 $2.089993 $1.605375 $1.443516 $1.525678 $1.317666 $1.037753	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
61

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA WMC US Growth - Service Class Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.985535 $1.970128 $1.880306 $1.726207 $1.329278 $1.198512 $1.269318 $1.099331 $0.867803 $1.640617	$2.514720 $1.985535 $1.970128 $1.880306 $1.726207 $1.329278 $1.198512 $1.269318 $1.099331 $0.867803	1,903,518.426 1,925,280.841 2,098,877.427 22,488.824 39,623.741 40,151.972 40,809.788 6,621.825 0.000 0.000

Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.786667 $1.633456 $1.635443 $1.519616 $1.146547 $0.993144 $0.950792 $0.855967 $0.722264 $1.236841	$2.086683 $1.786667 $1.633456 $1.635443 $1.519616 $1.146547 $0.993144 $0.950792 $0.855967 $0.722264	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 7,637.504
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.464243 $1.452676 $1.330745 $1.187087 $0.879919 $0.765726 $0.807891 $0.746965 $0.553250 $0.933656	$1.898680 $1.464243 $1.452676 $1.330745 $1.187087 $0.879919 $0.765726 $0.807891 $0.746965 $0.553250	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.080149 $1.960735 $1.982886 $1.803440 $1.398505 $1.222909 $1.277401 $1.109404 $0.831633 $1.473743	$2.490706 $2.080149 $1.960735 $1.982886 $1.803440 $1.398505 $1.222909 $1.277401 $1.109404 $0.831633	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.938187 $1.672038 $1.773105 $1.659832 $1.318619 $1.144045 $1.154180 $1.019922 $0.797426 $1.416129	$2.150142 $1.938187 $1.672038 $1.773105 $1.659832 $1.318619 $1.144045 $1.154180 $1.019922 $0.797426	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
62

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.362885 $1.383086 $1.333280 $1.209447 $0.892974 $0.760017 $0.756872 $0.622473 $0.434570 $0.983762	$1.800854 $1.362885 $1.383086 $1.333280 $1.209447 $0.892974 $0.760017 $0.756872 $0.622473 $0.434570	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.447550 $1.461882 $1.388663 $1.270284 $0.948503 $0.842013 $0.855314 $0.701231 $0.556480 $1.072563	$1.921841 $1.447550 $1.461882 $1.388663 $1.270284 $0.948503 $0.842013 $0.855314 $0.701231 $0.556480	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$3.502575 $3.177820 $3.280512 $3.141854 $2.348232 $2.081674 $2.371228 $1.872854 $1.360897 $2.288481	$4.157637 $3.502575 $3.177820 $3.280512 $3.141854 $2.348232 $2.081674 $2.371228 $1.872854 $1.360897	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.219253 $2.062340 $2.163329 $2.062537 $1.608870 $1.285903 $1.435540 $1.153874 $0.745622 $1.554448	$2.602581 $2.219253 $2.062340 $2.163329 $2.062537 $1.608870 $1.285903 $1.435540 $1.153874 $0.745622	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.321708 $1.177078 $1.286048 $1.248360 $1.112603 $1.003030 $0.994830 $0.896617 $0.671488 $0.969437	$1.427500 $1.321708 $1.177078 $1.286048 $1.248360 $1.112603 $1.003030 $0.994830 $0.896617 $0.671488	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.267217 $1.108754 $1.184412 $1.122806 $0.888968 $0.790262 $0.810942 $0.740603 $0.596665 $0.963492	$1.352101 $1.267217 $1.108754 $1.184412 $1.122806 $0.888968 $0.790262 $0.810942 $0.740603 $0.596665	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
63

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.463449 $1.456690 $1.412186 $1.325774 $0.963057 $0.894415 $0.988477 $0.871300 $0.732952 $1.297388	$1.830696 $1.463449 $1.456690 $1.412186 $1.325774 $0.963057 $0.894415 $0.988477 $0.871300 $0.732952	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.269227 $1.149687 $1.125125 $1.017953 $0.782899 $0.679643 $0.701749 $0.567737 $0.399149 $0.722030	$1.588470 $1.269227 $1.149687 $1.125125 $1.017953 $0.782899 $0.679643 $0.701749 $0.567737 $0.399149	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$0.863806 $0.861504 $0.897588 $0.850431 $0.674291 $0.571330 $0.674525 $0.592948 $0.438223 $0.806356	$1.077643 $0.863806 $0.861504 $0.897588 $0.850431 $0.674291 $0.571330 $0.674525 $0.592948 $0.438223	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Henderson Mid Cap Value Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.291991 $1.959720 $2.066364 $1.935092 $1.561949 $1.431772 $1.498603 $1.319144 $1.007811 $1.419475	$2.564784 $2.291991 $1.959720 $2.066364 $1.935092 $1.561949 $1.431772 $1.498603 $1.319144 $1.007811	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
JPMorgan Insurance Trust Core Bond Portfolio Subaccount Inception Date April 23, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.246272 $1.239326 $1.244606 $1.204654 $1.241573 $1.197094 $1.131245 $1.051645 $1.000000	$1.271127 $1.246272 $1.239326 $1.244606 $1.204654 $1.241573 $1.197094 $1.131245 $1.051645	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
JPMorgan Insurance Trust Mid Cap Value Portfolio Subaccount Inception Date May 1, 2004	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$3.041647 $2.692933 $2.809268 $2.478391 $1.902316 $1.604918 $1.595272 $1.312209 $0.933357 $1.419152	$3.407658 $3.041647 $2.692933 $2.809268 $2.478391 $1.902316 $1.604918 $1.595272 $1.312209 $0.933357	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
64

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
JPMorgan Insurance Trust Small Cap Core Portfolio Subaccount Inception Date May 1, 2004	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$3.052807 $2.578716 $2.764721 $2.561780 $1.828211 $1.550772 $1.653673 $1.320946 $0.869766 $1.298715	$3.464118 $3.052807 $2.578716 $2.764721 $2.561780 $1.828211 $1.550772 $1.653673 $1.320946 $0.869766	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
JPMorgan Insurance Trust U.S. Equity Portfolio–Class 1 Subaccount Inception Date April 23, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.759517 $2.525890 $2.543063 $2.267283 $1.690256 $1.459107 $1.509877 $1.349978 $1.000000	$3.324365 $2.759517 $2.525890 $2.543063 $2.267283 $1.690256 $1.459107 $1.509877 $1.349978	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.085513 $1.946490 $2.020010 $2.217519 $1.594598 $1.339509 $1.519723 $1.135251 $0.707617 $1.188222	$2.594577 $2.085513 $1.946490 $2.020010 $2.217519 $1.594598 $1.339509 $1.519723 $1.135251 $0.707617	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.780648 $1.661689 $1.697276 $1.592426 $1.361906 $1.246795 $1.246334 $1.154449 $0.995840 $1.301938	$1.964416 $1.780648 $1.661689 $1.697276 $1.592426 $1.361906 $1.246795 $1.246334 $1.154449 $0.995840	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$0.953105 $0.903045 $0.980718 $1.120673 $0.925467 $0.794945 $0.903305 $0.846164 $0.627021 $1.068021	$1.095279 $0.953105 $0.903045 $0.980718 $1.120673 $0.925467 $0.794945 $0.903305 $0.846164 $0.627021	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA AB Dynamic Allocation - Initial Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.609413 $1.598736 $1.624746 $1.563014 $1.480866 $1.416913 $1.413194 $1.313104 $1.015596 $1.633852	$1.739337 $1.609413 $1.598736 $1.624746 $1.563014 $1.480866 $1.416913 $1.413194 $1.313104 $1.015596	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
65

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon Government Money Market - Initial Class Subaccount Inception Date January 1, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.290767 $1.310646 $1.330892 $1.351447 $1.372316 $1.393622 $1.415097 $1.436968 $1.457374 $1.445445	$1.271166 $1.290767 $1.310646 $1.330892 $1.351447 $1.372316 $1.393622 $1.415097 $1.436968 $1.457374	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 4,114.548
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 21, 1999	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.145351 $1.888754 $2.002596 $1.955855 $1.863261 $1.612266 $1.562668 $1.411341 $0.973401 $1.321554	$2.269944 $2.145351 $1.888754 $2.002596 $1.955855 $1.863261 $1.612266 $1.562668 $1.411341 $0.973401	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 25,745.708
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date June 16, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.920255 $1.944097 $1.972284 $1.913769 $1.987869 $1.920079 $1.811946 $1.762437 $1.713214 $1.616019	$1.941259 $1.920255 $1.944097 $1.972284 $1.913769 $1.987869 $1.920079 $1.811946 $1.762437 $1.713214	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 52,430.697
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.397260 $2.118380 $2.231428 $2.020167 $1.575106 $1.431801 $1.415251 $1.301266 $1.159255 $1.780789	$2.748591 $2.397260 $2.118380 $2.231428 $2.020167 $1.575106 $1.431801 $1.415251 $1.301266 $1.159255	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 42,242.150
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.414435 $1.369106 $1.392054 $1.345425 $1.216138 $1.122662 $1.098884 $1.003130 $0.993363	$1.555622 $1.414435 $1.369106 $1.392054 $1.345425 $1.216138 $1.122662 $1.098884 $1.003130	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.521111 $2.544176 $2.599253 $2.324264 $2.271788 $1.842018 $1.984355 $1.742145 $1.326025 $2.337148	$2.763751 $2.521111 $2.544176 $2.599253 $2.324264 $2.271788 $1.842018 $1.984355 $1.742145 $1.326025	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
66

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Greystone International Growth - Initial Class(4) Subaccount Inception Date May 1, 2001	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.308538 $1.327723 $1.347272 $1.442818 $1.240712 $1.031495 $1.164590 $1.070292 $0.819162 $1.285611	$1.639710 $1.308538 $1.327723 $1.347272 $1.442818 $1.240712 $1.031495 $1.164590 $1.070292 $0.819162	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.294692 $1.342143 $1.435162 $1.457195 $1.063501 $0.990155 $1.077792 $0.817385 $0.516977 $0.977513	$1.644854 $1.294692 $1.342143 $1.435162 $1.457195 $1.063501 $0.990155 $1.077792 $0.817385 $0.516977	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Jennison Growth - Initial Class Subaccount Inception Date December 13, 1996	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.641377 $1.694692 $1.544816 $1.426703 $1.052131 $0.922975 $0.943190 $0.853189 $0.614465 $0.990644	$2.205407 $1.641377 $1.694692 $1.544816 $1.426703 $1.052131 $0.922975 $0.943190 $0.853189 $0.614465	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Initial Class(5) Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.622275 $1.574557 $1.630876 $1.620689 $1.504875 $1.422211 $1.406840 $1.311504 $1.063539 $1.370333	$1.802221 $1.622275 $1.574557 $1.630876 $1.620689 $1.504875 $1.422211 $1.406840 $1.311504 $1.063539	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Growth - Initial Class(6) Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.761244 $1.686002 $1.745847 $1.725805 $1.382019 $1.246526 $1.338317 $1.182285 $0.924844 $1.555945	$2.161699 $1.761244 $1.686002 $1.745847 $1.725805 $1.382019 $1.246526 $1.338317 $1.182285 $0.924844	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate - Initial Class(7) Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.769983 $1.686911 $1.720559 $1.700197 $1.521178 $1.411685 $1.425170 $1.311197 $1.053395 $1.444964	$2.087713 $1.769983 $1.686911 $1.720559 $1.700197 $1.521178 $1.411685 $1.425170 $1.311197 $1.053395	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
67

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Moderate Growth - Initial Class(8) Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.722119 $1.656562 $1.752190 $1.734724 $1.475604 $1.354407 $1.403599 $1.264418 $1.001893 $1.513286	$1.975179 $1.722119 $1.656562 $1.752190 $1.734724 $1.475604 $1.354407 $1.403599 $1.264418 $1.001893	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 71,750.028
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 2, 1997	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.746157 $2.504333 $2.545029 $2.263399 $1.734465 $1.513943 $1.526082 $1.345531 $1.054397 $1.709194	$3.276442 $2.746157 $2.504333 $2.545029 $2.263399 $1.734465 $1.513943 $1.526082 $1.345531 $1.054397	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 4,133.093
TA JPMorgan International Moderate Growth - Service Class(9) Subaccount Inception Date May 1, 2006	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.001495 $1.006151 $1.041384 $1.065927 $0.962486 $0.869011 $0.954359 $0.879106 $0.690284 $1.100802	$1.197997 $1.001495 $1.006151 $1.041384 $1.065927 $0.962486 $0.869011 $0.954359 $0.879106 $0.690284	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.328816 $2.069369 $2.165064 $1.912054 $1.476936 $1.247505 $1.245265 $1.029587 $0.985157	$2.595811 $2.328816 $2.069369 $2.165064 $1.912054 $1.476936 $1.247505 $1.245265 $1.029587	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.292968 $1.265457 $1.308226 $1.270692 $1.158006 $1.084947 $1.085798 $0.996117 $0.991642	$1.444407 $1.292968 $1.265457 $1.308226 $1.270692 $1.158006 $1.084947 $1.085798 $0.996117	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.261231 $1.230576 $1.258309 $1.214174 $1.147291 $1.092843 $1.075590 $0.998190 $0.999958	$1.379051 $1.261231 $1.230576 $1.258309 $1.214174 $1.147291 $1.092843 $1.075590 $0.998190	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
68

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.394766 $1.353141 $1.424171 $1.391012 $1.189222 $1.082656 $1.112020 $0.999308 $0.988772	$1.627251 $1.394766 $1.353141 $1.424171 $1.391012 $1.189222 $1.082656 $1.112020 $0.999308	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.209286 $2.295389 $2.085175 $1.997569 $1.368303 $1.202638 $1.296542 $1.033151 $0.820246 $1.309050	$3.124160 $2.209286 $2.295389 $2.085175 $1.997569 $1.368303 $1.202638 $1.296542 $1.033151 $0.820246	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 67,772.534 67,772.534
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.252717 $2.120558 $2.148813 $1.969262 $1.693398 $1.527762 $1.491197 $1.220025 $0.980965 $1.473732	$2.532034 $2.252717 $2.120558 $2.148813 $1.969262 $1.693398 $1.527762 $1.491197 $1.220025 $0.980965	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.573442 $1.555582 $1.568870 $1.522055 $1.586028 $1.497669 $1.431103 $1.355748 $1.186501 $1.239554	$1.625191 $1.573442 $1.555582 $1.568870 $1.522055 $1.586028 $1.497669 $1.431103 $1.355748 $1.186501	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 29,603.304
TA Small/Mid Cap Value - Initial Class Subaccount Inception Date January 1, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$11.902309 $9.978301 $10.394138 $10.031107 $7.472625 $6.520569 $6.802210 $5.296667 $3.755780 $6.450269	$13.544184 $11.902309 $9.978301 $10.394138 $10.031107 $7.472625 $6.520569 $6.802210 $5.296667 $3.755780	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.085271 $1.903885 $1.887462 $1.798902 $1.267967 $1.113058 $1.111455 $0.839620 $0.614725 $0.979320	$2.513339 $2.085271 $1.903885 $1.887462 $1.798902 $1.267967 $1.113058 $1.111455 $0.839620 $0.614725	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 18,972.174
69

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date January 1, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$5.638412 $5.364158 $5.534397 $5.109467 $3.898286 $3.380002 $3.511899 $2.992576 $2.089912 $3.664610	$6.925223 $5.638412 $5.364158 $5.534397 $5.109467 $3.898286 $3.380002 $3.511899 $2.992576 $2.089912	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Initial Class Subaccount Inception Date January 1, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.027168 $2.036577 $2.041273 $2.186269 $1.785505 $1.553147 $1.840235 $1.722687 $1.389689 $2.307306	$2.453679 $2.027168 $2.036577 $2.041273 $2.186269 $1.785505 $1.553147 $1.840235 $1.722687 $1.389689	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.346805 $1.330223 $1.264269 $1.155555 $0.885855 $0.794965 $0.838555 $0.722797 $0.568132 $1.068609	$1.713548 $1.346805 $1.330223 $1.264269 $1.155555 $0.885855 $0.794965 $0.838555 $0.722797 $0.568132	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 102,307.089 121,498.692

Separate Account Expense 1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.766663 $1.719334 $1.725377 $1.637436 $1.431501 $1.283560 $1.345822 $1.240305 $1.013062 $1.000000	$2.009588 $1.766663 $1.719334 $1.725377 $1.637436 $1.431501 $1.283560 $1.345822 $1.240305 $1.013062	336,319.042 403,356.104 606,131.355 527,961.326 462,862.685 499,393.660 482,323.371 346,802.699 147,735.021 0.000
AB Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.410433 $2.201568 $2.202071 $2.044085 $1.540739 $1.333278 $1.275161 $1.146853 $0.966759 $1.653875	$2.817972 $2.410433 $2.201568 $2.202071 $2.044085 $1.540739 $1.333278 $1.275161 $1.146853 $0.966759	879,941.271 691,934.276 678,356.050 746,640.683 683,574.226 573,824.963 161,000.334 177,874.407 12,638.370 2,335.486
70

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.399864 $2.378563 $2.176760 $1.939849 $1.436485 $1.248835 $1.316313 $1.215859 $0.899657 $1.516745	$3.114955 $2.399864 $2.378563 $2.176760 $1.939849 $1.436485 $1.248835 $1.316313 $1.215859 $0.899657	28,053.165 28,144.515 29,403.142 29,505.974 29,602.992 29,702.858 29,801.183 30,979.338 4,360.324 4,854.019
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.710055 $1.590256 $1.595760 $1.540566 $1.267300 $1.109888 $1.114815 $1.008224 $0.989783	$1.953532 $1.710055 $1.590256 $1.595760 $1.540566 $1.267300 $1.109888 $1.114815 $1.008224	2,227,445.880 2,066,875.061 1,904,225.948 2,225,462.278 2,375,137.599 1,386,343.949 1,248,690.333 178,579.372 0.000
American Funds - Bond FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.113904 $1.100938 $1.117138 $1.079705 $1.122840 $1.084322 $1.039793 $0.993932 $1.000904	$1.134920 $1.113904 $1.100938 $1.117138 $1.079705 $1.122840 $1.084322 $1.039793 $0.993932	661,355.780 862,464.444 879,196.673 961,951.630 1,011,157.421 715,683.012 479,832.022 212,570.068 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.965163 $1.826195 $1.738893 $1.630581 $1.275233 $1.100734 $1.169997 $1.003076 $0.986486	$2.477924 $1.965163 $1.826195 $1.738893 $1.630581 $1.275233 $1.100734 $1.169997 $1.003076	521,539.215 447,161.603 464,144.275 481,694.442 411,568.377 382,401.163 470,112.137 129,515.630 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.918101 $1.749956 $1.755057 $1.614115 $1.230219 $1.065571 $1.104396 $1.008472 $0.986807	$2.307172 $1.918101 $1.749956 $1.755057 $1.614115 $1.230219 $1.065571 $1.104396 $1.008472	510,820.690 519,372.299 584,347.429 248,642.155 238,845.197 222,669.289 116,124.385 53,837.369 698.881
American Funds - International FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.105694 $1.086608 $1.158043 $1.210423 $1.012531 $0.873862 $1.033439 $0.980587 $0.982917	$1.436074 $1.105694 $1.086608 $1.158043 $1.210423 $1.012531 $0.873862 $1.033439 $0.980587	437,113.309 220,152.196 242,068.617 978,924.252 884,033.883 439,526.010 231,768.184 57,788.487 0.000
71

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.503875 $1.426090 $1.441573 $1.329302 $1.130571 $0.998987 $1.053762 $0.907833 $0.665828 $1.000000	$1.721353 $1.503875 $1.426090 $1.441573 $1.329302 $1.130571 $0.998987 $1.053762 $0.907833 $0.665828	2,036,233.482 2,352,669.640 2,415,488.297 2,439,004.644 2,160,458.240 1,972,127.769 2,147,718.278 1,080,812.398 455,033.368 119,687.037
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.946529 $2.774648 $2.803228 $2.547032 $1.973183 $1.723729 $1.798753 $1.560651 $1.168752 $2.069101	$3.531559 $2.946529 $2.774648 $2.803228 $2.547032 $1.973183 $1.723729 $1.798753 $1.560651 $1.168752	963,876.415 1,151,508.686 1,182,059.454 1,633,220.965 1,542,686.973 1,027,674.387 703,110.318 626,301.589 239,835.650 92,529.645
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.282670 $1.967285 $2.084132 $1.949085 $1.546878 $1.340755 $1.351310 $1.192940 $0.931789 $1.653097	$2.534776 $2.282670 $1.967285 $2.084132 $1.949085 $1.546878 $1.340755 $1.351310 $1.192940 $0.931789	64,896.416 81,823.091 101,363.498 102,813.049 107,634.886 113,474.060 153,369.480 95,304.561 31,070.941 15,688.416
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.348192 $2.369113 $2.248240 $2.054569 $1.532606 $1.359183 $1.379303 $1.129710 $0.895630 $1.724520	$3.120644 $2.348192 $2.369113 $2.248240 $2.054569 $1.532606 $1.359183 $1.379303 $1.129710 $0.895630	115,089.173 121,215.662 132,669.500 140,233.787 149,440.297 182,800.426 260,568.344 183,757.592 818.830 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$3.773379 $3.420157 $3.527199 $3.374792 $2.519844 $2.231597 $2.539503 $2.003788 $1.454600 $2.443629	$4.483496 $3.773379 $3.420157 $3.527199 $3.374792 $2.519844 $2.231597 $2.539503 $2.003788 $1.454600	600,540.065 609,217.085 644,018.824 409,247.002 419,294.569 494,522.621 238,821.548 190,759.057 102,125.618 73,054.441
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.821762 $2.619672 $2.745244 $2.614750 $2.037615 $1.626977 $1.814524 $1.457050 $0.940602 $1.959005	$3.312418 $2.821762 $2.619672 $2.745244 $2.614750 $2.037615 $1.626977 $1.814524 $1.457050 $0.940602	298,992.773 261,502.159 275,882.306 567,913.334 522,699.864 439,089.659 258,382.980 135,014.422 44,241.513 2,600.574
72

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Founding Funds Allocation VIP Fund - Class 4(3) Subaccount Inception Date November 10, 2008	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.905712 $1.714568 $1.857929 $1.837119 $1.509137 $1.331413 $1.375669 $1.267843 $0.990377 $1.000000	$2.096758 $1.905712 $1.714568 $1.857929 $1.837119 $1.509137 $1.331413 $1.375669 $1.267843 $0.990377	521,947.532 578,082.391 657,004.900 678,486.816 697,880.442 791,364.633 894,921.690 811,276.096 179,482.506 0.000
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.334402 $1.187214 $1.295846 $1.256628 $1.118866 $1.007673 $0.998448 $0.898983 $0.672599 $0.970071	$1.442618 $1.334402 $1.187214 $1.295846 $1.256628 $1.118866 $1.007673 $0.998448 $0.898983 $0.672599	319,795.112 378,293.390 395,666.481 976,826.712 1,179,182.230 1,349,589.704 660,481.214 263,222.614 134,985.423 6,831.997
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.279416 $1.118337 $1.193469 $1.130271 $0.893991 $0.793936 $0.813902 $0.742571 $0.597651 $0.964127	$1.366461 $1.279416 $1.118337 $1.193469 $1.130271 $0.893991 $0.793936 $0.813902 $0.742571 $0.597651	65,399.504 72,071.588 73,317.201 74,497.226 75,522.195 83,431.395 191,022.434 86,225.652 17,858.237 1,425.320
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2017 2016 2015 2014 2013 2012	$1.470183 $1.461946 $1.415897 $1.327948 $0.963697 $1.000000	$1.840921 $1.470183 $1.461946 $1.415897 $1.327948 $0.963697	30,270.328 30,465.509 30,681.716 31,513.686 32,356.787 32,568.863
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$4.031762 $3.648458 $3.566984 $3.224017 $2.477108 $2.148280 $2.215967 $1.791023 $1.257925 $2.273237	$5.050818 $4.031762 $3.648458 $3.566984 $3.224017 $2.477108 $2.148280 $2.215967 $1.791023 $1.257925	5,632.358 5,693.184 7,920.770 8,105.261 8,291.623 10,067.638 35,684.213 23,093.978 16,886.479 2,680.294
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.717125 $1.710861 $1.780769 $1.685550 $1.335121 $1.130135 $1.332943 $1.170588 $0.864280 $1.588758	$2.144302 $1.717125 $1.710861 $1.780769 $1.685550 $1.335121 $1.130135 $1.332943 $1.170588 $0.864280	53,424.278 64,723.503 65,364.377 65,906.517 66,691.768 67,253.707 110,109.570 69,339.595 26,740.530 0.000
73

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
JPMorgan Insurance Trust Core Bond Portfolio Subaccount Inception Date April 23, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.255765 $1.247531 $1.251607 $1.210240 $1.246100 $1.200261 $1.133120 $1.052352 $1.000000	$1.282067 $1.255765 $1.247531 $1.251607 $1.210240 $1.246100 $1.200261 $1.133120 $1.052352	68,039.305 69,019.733 70,060.988 89,169.333 97,212.818 98,109.275 99,233.454 194,600.508 75,566.825
JPMorgan Insurance Trust Mid Cap Value Portfolio Subaccount Inception Date May 1, 2004	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$3.064749 $2.710722 $2.825044 $2.489853 $1.909243 $1.609183 $1.597930 $1.313110 $0.937640 $1.424265	$3.436906 $3.064749 $2.710722 $2.825044 $2.489853 $1.909243 $1.609183 $1.597930 $1.313110 $0.937640	4,752.506 4,752.506 4,752.506 4,752.506 4,755.431 4,758.690 4,762.656 4,766.484 12,449.500 13,969.316
JPMorgan Insurance Trust Small Cap Core Portfolio Subaccount Inception Date May 1, 2004	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$3.076001 $2.595746 $2.780227 $2.573609 $1.834839 $1.554852 $1.656393 $1.321827 $0.873768 $1.303396	$3.493864 $3.076001 $2.595746 $2.780227 $2.573609 $1.834839 $1.554852 $1.656393 $1.321827 $0.873768	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 4,724.839
JPMorgan Insurance Trust U.S. Equity Portfolio–Class 1 Subaccount Inception Date April 23, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.780494 $2.542581 $2.557335 $2.277758 $1.696400 $1.462963 $1.512371 $1.350887 $1.000000	$3.352924 $2.780494 $2.542581 $2.557335 $2.277758 $1.696400 $1.462963 $1.512371 $1.350887	1,943.403 1,971.570 2,002.005 2,030.536 2,057.231 2,084.157 2,109.141 0.000 0.000
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.766987 $2.579994 $2.674797 $2.933435 $2.107338 $1.768472 $2.004412 $1.495834 $0.931440 $1.562511	$3.445777 $2.766987 $2.579994 $2.674797 $2.933435 $2.107338 $1.768472 $2.004412 $1.495834 $0.931440	168,750.315 247,200.864 256,205.412 271,955.505 577,912.718 649,912.415 324,992.453 186,076.195 78,692.731 993.610
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.929865 $1.799183 $1.835917 $1.720807 $1.470252 $1.344661 $1.342836 $1.242603 $1.070813 $1.398569	$2.131126 $1.929865 $1.799183 $1.835917 $1.720807 $1.470252 $1.344661 $1.342836 $1.242603 $1.070813	103,747.754 140,132.364 147,509.786 156,570.585 175,218.693 192,177.633 308,869.094 219,357.060 96,424.728 47,008.665
74

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.342492 $1.286373 $1.325406 $1.282224 $1.136922 $1.029629 $1.080068 $1.003860 $0.988815	$1.522367 $1.342492 $1.286373 $1.325406 $1.282224 $1.136922 $1.029629 $1.080068 $1.003860	226,675.842 235,871.568 186,917.076 187,265.345 149,569.224 149,849.995 158,967.272 45,859.450 0.000
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$0.962206 $0.910772 $0.988149 $1.128063 $0.930640 $0.798597 $0.906567 $0.848389 $0.628047 $1.068720	$1.106820 $0.962206 $0.910772 $0.988149 $1.128063 $0.930640 $0.798597 $0.906567 $0.848389 $0.628047	349,233.033 385,830.307 402,669.512 435,884.472 559,271.078 889,035.329 534,783.731 444,903.009 182,213.043 0.000
TA AB Dynamic Allocation - Initial Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.721818 $1.708710 $1.734799 $1.667255 $1.578072 $1.508433 $1.502986 $1.395168 $1.078005 $1.732544	$1.862648 $1.721818 $1.708710 $1.734799 $1.667255 $1.578072 $1.508433 $1.502986 $1.395168 $1.078005	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA AB Dynamic Allocation - Service Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.438264 $1.430599 $1.457450 $1.403412 $1.332021 $1.277400 $1.274662 $1.184730 $0.916333 $1.475629	$1.552734 $1.438264 $1.430599 $1.457450 $1.403412 $1.332021 $1.277400 $1.274662 $1.184730 $0.916333	1,149,755.263 1,450,039.489 1,464,755.301 1,524,216.915 1,601,095.071 1,366,383.703 1,011,484.647 201,577.460 24,318.848 11,276.036
TA Aegon Government Money Market - Initial Class Subaccount Inception Date January 1, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$0.965602 $0.979489 $0.993687 $1.008017 $1.022598 $1.037453 $1.052391 $1.067619 $1.081681 $1.071763	$0.951854 $0.965602 $0.979489 $0.993687 $1.008017 $1.022598 $1.037453 $1.052391 $1.067619 $1.081681	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon Government Money Market - Service Class Subaccount Inception Date January 1, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$0.957602 $0.971440 $0.985468 $0.999707 $1.014163 $1.028870 $1.043731 $1.058783 $1.074033 $1.066572	$0.944022 $0.957602 $0.971440 $0.985468 $0.999707 $1.014163 $1.028870 $1.043731 $1.058783 $1.074033	1,917,697.544 2,353,932.955 1,350,564.042 1,572,312.649 2,300,756.947 1,619,059.402 1,820,396.255 832,940.721 327,115.752 13,012.760
75

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 21, 1999	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.234451 $1.965252 $2.081644 $2.031050 $1.932988 $1.670944 $1.617947 $1.459830 $1.005852 $1.364274	$2.366542 $2.234451 $1.965252 $2.081644 $2.031050 $1.932988 $1.670944 $1.617947 $1.459830 $1.005852	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 21, 1999	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.951551 $1.721514 $1.824943 $1.786983 $1.705007 $1.477238 $1.433577 $1.296588 $0.895692 $1.219169	$2.062485 $1.951551 $1.721514 $1.824943 $1.786983 $1.705007 $1.477238 $1.433577 $1.296588 $0.895692	285,622.916 302,795.922 367,954.266 316,114.571 388,717.808 313,956.649 321,649.431 200,120.103 104,999.696 25,685.242
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date June 16, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.336425 $1.351681 $1.369923 $1.327971 $1.378038 $1.329737 $1.253620 $1.218154 $1.182977 $1.114773	$1.352382 $1.336425 $1.351681 $1.369923 $1.327971 $1.378038 $1.329737 $1.253620 $1.218154 $1.182977	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date June 16, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.280642 $1.297340 $1.318466 $1.280950 $1.332660 $1.289365 $1.219176 $1.186736 $1.155450 $1.091334	$1.292184 $1.280642 $1.297340 $1.318466 $1.280950 $1.332660 $1.289365 $1.219176 $1.186736 $1.155450	3,225,280.593 3,522,255.131 3,764,370.162 3,743,794.917 3,168,927.200 5,768,307.835 3,480,980.343 2,837,726.566 1,364,255.389 317,739.222
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date June 16, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.249634 $1.265936 $1.286543 $1.249927 $1.300387 $1.258138 $1.189654 $1.157997 $1.155450 $1.091334	$1.260881 $1.249634 $1.265936 $1.286543 $1.249927 $1.300387 $1.258138 $1.189654 $1.157997 $1.127470	66,904.378 251,381.037 274,317.909 82,803.697 87,866.725 279,688.477 820,730.897 174,002.939 453,177.032 545,258.509
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2017 2016 2015	$9.993708 $9.527443 $9.999606	$11.291962 $9.993708 $9.527443	110,993.627 36,623.404 1,125.822
76

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.598304 $2.293781 $2.413814 $2.183130 $1.700502 $1.544254 $1.524892 $1.400690 $1.246594 $1.913059	$2.982032 $2.598304 $2.293781 $2.413814 $2.183130 $1.700502 $1.544254 $1.524892 $1.400690 $1.246594	21,412.997 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.256857 $1.997983 $2.107723 $1.910269 $1.491576 $1.357602 $1.344212 $1.238030 $1.104513 $1.699516	$2.583510 $2.256857 $1.997983 $2.107723 $1.910269 $1.491576 $1.357602 $1.344212 $1.238030 $1.104513	868,323.092 862,587.384 672,870.103 289,597.502 303,330.442 995,903.230 412,019.021 379,987.629 67,413.183 39,953.762
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount Inception Date March 21, 2016	2017 2016	$10.471185 $9.998820	$12.719464 $10.471185	5,913.381 6,063.663
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.511990 $1.466969 $1.506727 $1.503659 $1.334384 $1.232226 $1.301078 $1.203581 $1.000000	$1.691543 $1.511990 $1.466969 $1.506727 $1.503659 $1.334384 $1.232226 $1.301078 $1.203581	6,716,067.448 7,316,034.261 7,931,799.461 8,412,567.472 8,392,071.552 8,768,432.754 7,221,970.094 3,647,442.894 444,979.141
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2017 2016 2015	$9.336817 $9.436785 $10.253397	$10.354762 $9.336817 $9.436785	1,465.694 46,069.579 1,120.296
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date May 1, 2015	2017 2016 2015	$9.091046 $9.239959 $10.243462	$10.562631 $9.091046 $9.239959	14,534.631 7,726.084 5,497.959
TA BlackRock Smart Beta 50 - Service Class Subaccount Inception Date March 21, 2016	2017 2016	$10.154751 $9.998820	$11.296022 $10.154751	16,918.994 8,108.601
TA BlackRock Smart Beta 75 - Service Class Subaccount Inception Date March 21, 2016	2017 2016	$10.223977 $9.998820	$11.888771 $10.223977	5,113.616 6,166.900
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.714169 $1.657603 $1.683737 $1.625724 $1.468069 $1.353885 $1.323908 $1.207351 $1.000000	$1.887131 $1.714169 $1.657603 $1.683737 $1.625724 $1.468069 $1.353885 $1.323908 $1.207351	5,354,392.246 5,925,345.248 6,801,470.170 7,144,243.242 7,185,405.943 5,794,650.190 1,918,394.123 1,283,916.298 225,934.181
77

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.803925 $2.826797 $2.885140 $2.577364 $2.516683 $2.038566 $2.193932 $1.924245 $1.463179 $2.576331	$3.076817 $2.803925 $2.826797 $2.885140 $2.577364 $2.516683 $2.038566 $2.193932 $1.924245 $1.463179	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.140518 $2.162408 $2.213060 $1.981700 $1.938555 $1.573723 $1.698562 $1.494522 $1.139947 $2.011267	$2.342398 $2.140518 $2.162408 $2.213060 $1.981700 $1.938555 $1.573723 $1.698562 $1.494522 $1.139947	277,632.513 386,705.794 432,988.987 491,078.393 479,677.718 416,855.230 343,965.307 279,340.789 128,093.284 72,663.786
TA Greystone International Growth - Initial Class(4) Subaccount Inception Date May 1, 2001	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.029353 $2.057081 $2.085317 $2.230996 $1.916593 $1.591826 $1.795452 $1.648442 $1.260400 $1.976160	$2.545466 $2.029353 $2.057081 $2.085317 $2.230996 $1.916593 $1.591826 $1.795452 $1.648442 $1.260400	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Greystone International Growth - Service Class(4) Subaccount Inception Date May 1, 2001	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.736464 $1.763937 $1.793873 $1.923969 $1.657385 $1.379745 $1.559026 $1.433854 $1.100031 $1.731400	$2.173623 $1.736464 $1.763937 $1.793873 $1.923969 $1.657385 $1.379745 $1.559026 $1.433854 $1.100031	1,203,140.389 889,448.017 833,631.861 295,218.284 240,490.089 225,864.414 153,286.103 120,386.387 36,451.188 1,547.277
TA International Equity Index - Service Class(3) Subaccount Inception Date May 1, 2017	2017	$9.998695	$11.031892	0.000
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.233709 $1.202045 $1.217982 $1.145915 $0.976752 $0.880881 $1.001949 $0.985894 $0.986576	$1.419625 $1.233709 $1.202045 $1.217982 $1.145915 $0.976752 $0.880881 $1.001949 $0.985894	2,764,554.953 2,737,034.832 2,272,133.247 1,824,507.441 1,992,452.186 812,179.356 339,472.711 276,338.773 9,688.428
78

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Janus Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.351126 $2.434885 $2.601082 $2.638419 $1.923689 $1.789250 $1.945703 $1.474140 $0.931445 $1.759460	$2.989950 $2.351126 $2.434885 $2.601082 $2.638419 $1.923689 $1.789250 $1.945703 $1.474140 $0.931445	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.880100 $1.952255 $2.090582 $2.126444 $1.553916 $1.449380 $1.579638 $1.199677 $0.760101 $1.439801	$2.385903 $1.880100 $1.952255 $2.090582 $2.126444 $1.553916 $1.449380 $1.579638 $1.199677 $0.760101	267,307.943 278,846.705 341,132.338 343,420.578 308,532.277 297,872.311 381,600.780 110,730.135 20,830.417 0.000
TA Jennison Growth - Initial Class Subaccount Inception Date December 13, 1996	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.683727 $2.768158 $2.520856 $2.325814 $1.713499 $1.501667 $1.533045 $1.385389 $0.996766 $1.605387	$3.609485 $2.683727 $2.768158 $2.520856 $2.325814 $1.713499 $1.501667 $1.533045 $1.385389 $0.996766	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount Inception Date December 13, 1996	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.224943 $2.300870 $2.100800 $1.941230 $1.434362 $1.260948 $1.289142 $1.167968 $0.842210 $1.358638	$2.983530 $2.224943 $2.300870 $2.100800 $1.941230 $1.434362 $1.260948 $1.289142 $1.167968 $0.842210	769,787.532 701,390.156 920,124.353 745,758.531 773,535.364 715,933.583 401,468.733 203,116.475 32,731.194 0.000
TA JPMorgan Asset Allocation - Conservative - Initial Class(5) Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.789243 $1.734912 $1.795205 $1.782238 $1.653241 $1.560886 $1.542507 $1.436553 $1.163811 $1.498046	$1.989669 $1.789243 $1.734912 $1.795205 $1.782238 $1.653241 $1.560886 $1.542507 $1.436553 $1.163811	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class(5) Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.514499 $1.472997 $1.527105 $1.519641 $1.413197 $1.337547 $1.325646 $1.237147 $1.004849 $1.297074	$1.680504 $1.514499 $1.472997 $1.527105 $1.519641 $1.413197 $1.337547 $1.325646 $1.237147 $1.004849	1,958,424.828 2,059,365.369 3,249,610.200 3,409,164.462 3,469,738.414 3,175,061.693 2,597,194.762 1,701,792.754 1,080,285.699 356,345.213
79

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Growth - Initial Class(5) Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.129351 $2.036383 $2.106577 $2.080340 $1.664289 $1.499634 $1.608482 $1.419552 $1.109349 $1.864491	$2.616070 $2.129351 $2.036383 $2.106577 $2.080340 $1.664289 $1.499634 $1.608482 $1.419552 $1.109349	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Growth - Service Class(6) Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.746298 $1.674111 $1.735111 $1.718394 $1.379318 $1.245136 $1.339442 $1.185233 $0.928202 $1.563178	$2.140959 $1.746298 $1.674111 $1.735111 $1.718394 $1.379318 $1.245136 $1.339442 $1.185233 $0.928202	370,176.686 435,287.972 458,036.070 658,457.709 703,460.118 461,568.547 439,971.092 516,037.444 227,260.883 29,894.454
TA JPMorgan Asset Allocation - Moderate Growth - Initial Class(7) Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.067039 $1.968086 $2.042231 $2.019897 $1.716481 $1.573940 $1.629511 $1.466475 $1.160855 $1.751641	$2.440486 $2.067039 $1.968086 $2.042231 $2.019897 $1.716481 $1.573940 $1.629511 $1.466475 $1.160855	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class(7) Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.720746 $1.642895 $1.709797 $1.693148 $1.442927 $1.326365 $1.376904 $1.242720 $0.985945 $1.491253	$2.026886 $1.720746 $1.642895 $1.709797 $1.693148 $1.442927 $1.326365 $1.376904 $1.242720 $0.985945	7,976,282.537 7,818,605.210 8,810,915.155 10,048,212.159 10,607,916.628 10,952,067.708 9,586,518.504 8,525,527.091 6,633,600.123 4,883,318.597
TA JPMorgan Asset Allocation - Moderate - Initial Class(8) Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.951460 $1.875326 $1.945848 $1.920914 $1.716967 $1.591799 $1.605420 $1.475578 $1.184290 $1.622914	$2.240421 $1.951460 $1.875326 $1.945848 $1.920914 $1.716967 $1.591799 $1.605420 $1.475578 $1.184290	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate - Service Class(8) Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.639698 $1.580354 $1.643977 $1.625397 $1.456261 $1.354114 $1.369702 $1.261663 $1.014235 $1.394203	$1.876871 $1.639698 $1.580354 $1.643977 $1.625397 $1.456261 $1.354114 $1.369702 $1.261663 $1.014235	12,397,563.717 14,006,650.360 15,221,614.321 16,354,792.754 16,805,902.053 14,588,536.430 9,523,460.938 5,450,571.668 3,466,137.100 2,131,072.926
80

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Core Bond - Service Class Subaccount Inception Date May 2, 2011	2017 2016 2015 2014 2013 2012 2011	$1.072203 $1.065760 $1.077612 $1.040160 $1.078200 $1.044277 $1.000000	$1.093075 $1.072203 $1.065760 $1.077612 $1.040160 $1.078200 $1.044277	1,317,529.917 1,351,913.648 1,333,593.095 1,235,496.060 892,059.582 713,773.930 164,109.511
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 2, 1997	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.557910 $2.330372 $2.365916 $2.102042 $1.609233 $1.403252 $1.413111 $1.244697 $0.974413 $1.577968	$3.054837 $2.557910 $2.330372 $2.365916 $2.102042 $1.609233 $1.403252 $1.413111 $1.244697 $0.974413	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 2, 1997	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.169515 $1.980612 $2.016474 $1.794969 $1.378131 $1.204378 $1.216044 $1.074129 $0.842671 $1.368371	$2.583814 $2.169515 $1.980612 $2.016474 $1.794969 $1.378131 $1.204378 $1.216044 $1.074129 $0.842671	40,677.179 24,116.218 27,383.420 38,529.234 20,109.571 7,156.669 7,907.563 41,868.222 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class(9) Subaccount Inception Date May 1, 2006	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.012082 $1.015783 $1.050317 $1.074012 $0.968818 $0.873854 $0.958753 $0.882282 $0.692094 $1.102600	$1.211854 $1.012082 $1.015783 $1.050317 $1.074012 $0.968818 $0.873854 $0.958753 $0.882282 $0.692094	3,500,725.184 3,774,827.627 4,272,673.285 4,233,222.952 4,075,622.546 3,624,381.956 2,281,037.976 1,480,059.719 950,986.436 389,646.651
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.345215 $2.081897 $2.176034 $1.919849 $1.481498 $1.250107 $1.246623 $1.029707 $0.985159	$2.616660 $2.345215 $2.081897 $2.176034 $1.919849 $1.481498 $1.250107 $1.246623 $1.029707	169,127.564 568,441.839 612,922.360 819,169.441 568,499.345 579,315.449 203,748.518 19,155.821 1,942.300
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date May 2, 2011	2017 2016 2015 2014 2013 2012 2011	$1.155982 $1.125522 $1.146449 $1.094347 $1.054421 $0.995446 $1.000000	$1.236425 $1.155982 $1.125522 $1.146449 $1.094347 $1.054421 $0.995446	2,995,561.395 3,039,249.252 2,991,651.458 3,272,594.631 3,225,321.221 2,145,480.996 268,625.499
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2017 2016 2015 2014 2013 2012	$1.099658 $1.123074 $1.163517 $1.088082 $1.009242 $1.000000	$1.197446 $1.099658 $1.123074 $1.163517 $1.088082 $1.009242	913,273.805 1,754,416.347 1,512,025.147 844,723.300 744,115.483 196,767.351
81

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2017 2016 2015 2014 2013 2012	$1.139408 $1.167428 $1.220346 $1.144447 $1.004290 $1.000000	$1.271517 $1.139408 $1.167428 $1.220346 $1.144447 $1.004290	1,390,190.627 1,924,635.893 2,034,157.378 1,889,902.863 1,664,528.664 746,651.770
TA Madison Diversified Income - Service Class Subaccount Inception Date June 1, 2017	2017	$10.02898	$10.481811	4,107.677
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.228152 $1.200854 $1.240208 $1.203436 $1.095640 $1.025491 $1.025296 $0.939686 $0.818076 $1.000000	$1.373345 $1.228152 $1.200854 $1.240208 $1.203436 $1.095640 $1.025491 $1.025296 $0.939686 $0.818076	13,125,221.720 14,971,900.278 16,115,763.017 17,366,172.632 17,430,230.316 11,183,914.657 6,380,099.160 3,060,672.033 1,829,730.460 18,350.147
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.270073 $1.237987 $1.264637 $1.219078 $1.150791 $1.095100 $1.076773 $0.998308 $0.999961	$1.390089 $1.270073 $1.237987 $1.264637 $1.219078 $1.150791 $1.095100 $1.076773 $0.998308	1,562,468.875 1,695,251.866 1,867,170.265 2,334,440.017 2,590,559.911 2,195,124.738 1,792,046.151 1,095,430.741 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.232086 $1.194144 $1.255590 $1.225141 $1.046374 $0.951668 $0.976511 $0.876656 $0.722004 $1.000000	$1.438857 $1.232086 $1.194144 $1.255590 $1.225141 $1.046374 $0.951668 $0.976511 $0.876656 $0.722004	18,287,135.812 21,176,452.339 23,025,756.691 23,556,425.121 21,428,791.974 13,449,180.238 8,486,437.762 4,277,333.889 2,158,974.156 250,381.493
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2017 2016 2015 2014 2013 2012	$1.163124 $1.132807 $1.187726 $1.115229 $0.989890 $1.000000	$1.270292 $1.163124 $1.132807 $1.187726 $1.115229 $0.989890	703,212.444 873,966.046 803,722.857 465,846.820 407,444.877 132,726.791
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.726828 $2.830305 $2.568572 $2.458230 $1.682201 $1.477060 $1.590819 $1.266415 $1.004441 $1.601438	$3.859802 $2.726828 $2.830305 $2.568572 $2.458230 $1.682201 $1.477060 $1.590819 $1.266415 $1.004441	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
82

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.232759 $2.323200 $2.114734 $2.028022 $1.391219 $1.225218 $1.322118 $1.055408 $0.839340 $1.341885	$3.153224 $2.232759 $2.323200 $2.114734 $2.028022 $1.391219 $1.225218 $1.322118 $1.055408 $0.839340	224,800.216 200,391.643 188,714.061 181,964.471 197,964.677 150,111.581 111,310.286 79,872.794 53,896.455 33,675.245
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.390155 $2.247716 $2.275428 $2.083225 $1.789631 $1.612978 $1.572824 $1.285547 $1.032635 $1.549833	$2.689153 $2.390155 $2.247716 $2.275428 $2.083225 $1.789631 $1.612978 $1.572824 $1.285547 $1.032635	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.165352 $2.040809 $2.071706 $1.902070 $1.638701 $1.479209 $1.446345 $1.184420 $0.954116 $1.435639	$2.429419 $2.165352 $2.040809 $2.071706 $1.902070 $1.638701 $1.479209 $1.446345 $1.184420 $0.954116	2,131,648.486 1,751,352.032 892,313.037 1,016,040.565 842,376.693 791,103.976 599,815.192 482,772.366 17,073.865 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.076369 $1.036185 $1.078671 $1.014840 $0.920507 $0.924841 $0.971311 $1.020733 $0.998164	$1.188753 $1.076369 $1.036185 $1.078671 $1.014840 $0.920507 $0.924841 $0.971311 $1.020733	474,996.401 600,321.580 546,559.428 572,459.952 569,472.410 432,130.250 466,024.885 426,111.042 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.027659 $0.993089 $1.028857 $0.960037 $0.900521 $0.899919 $0.986536 $1.022483 $0.997270	$1.118308 $1.027659 $0.993089 $1.028857 $0.960037 $0.900521 $0.899919 $0.986536 $1.022483	375,640.587 433,371.619 309,160.988 365,946.840 416,993.704 815,285.573 388,176.473 266,782.104 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.026793 $0.993257 $1.043729 $0.995227 $0.864397 $0.870991 $0.999711 $1.021402 $0.996402	$1.162227 $1.026793 $0.993257 $1.043729 $0.995227 $0.864397 $0.870991 $0.999711 $1.021402	805,078.167 1,048,267.505 1,040,959.686 702,382.739 482,766.722 278,875.970 255,359.031 198,336.620 0.000
83

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.521349 $1.502595 $1.513929 $1.467303 $1.527475 $1.440946 $1.375555 $1.801837 $1.138195 $1.187911	$1.572917 $1.521349 $1.502595 $1.513929 $1.467303 $1.527475 $1.440946 $1.375555 $1.801837 $1.138195	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.441410 $1.426939 $1.440173 $1.400293 $1.460992 $1.381152 $1.322457 $1.254615 $1.099610 $1.150981	$1.486866 $1.441410 $1.426939 $1.440173 $1.400293 $1.460992 $1.381152 $1.322457 $1.254615 $1.099610	3,385,417.752 3,887,378.259 4,407,268.504 4,595,160.868 5,034,290.122 4,642,543.181 3,423,302.212 2,798,387.131 516,654.727 93,184.599
TA PineBridge Inflation Opportunities - Service Class Subaccount Inception Date May 2, 2011	2017 2016 2015 2014 2013 2012 2011	$0.994801 $0.972217 $1.015425 $0.996489 $1.117668 $1.066773 $1.000000	$1.011315 $0.994801 $0.972217 $1.015425 $0.996489 $1.117668 $1.066773	1,303,077.877 1,381,983.381 1,519,547.934 1,581,271.408 1,701,464.111 1,350,068.067 392,092.038
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 1, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$0.060878 $0.080843 $0.088461 $0.120593 $0.222882 $0.320439 $0.406096 $0.562527 $1.000000	$0.040586 $0.060878 $0.080843 $0.088461 $0.120593 $0.222882 $0.320439 $0.406096 $0.562527	2,464,296.357 5,398,874.862 3,923,654.737 799,775.573 767,872.685 5,351,275.553 4,801,391.878 101,066.151 22,378.551
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date May 2, 2011	2017 2016 2015 2014 2013 2012 2011	$1.083260 $1.070583 $1.112361 $1.089209 $1.032030 $0.980590 $1.000000	$1.192728 $1.083260 $1.070583 $1.112361 $1.089209 $1.032030 $0.980590	685,987.834 1,240,781.466 1,296,607.277 1,549,906.081 1,581,102.259 1,790,855.390 797,661.706
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 2, 2011	2017 2016 2015 2014 2013 2012 2011	$1.088888 $1.083329 $1.175873 $1.155650 $1.006296 $0.920162 $1.000000	$1.291304 $1.088888 $1.083329 $1.175873 $1.155650 $1.006296 $0.920162	1,356,836.272 1,691,267.169 2,109,842.630 2,753,960.421 2,731,751.315 2,134,762.689 571,305.290
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount Inception Date May 2, 2011	2017 2016 2015 2014 2013 2012 2011	$1.090349 $1.082487 $1.147250 $1.123255 $1.025551 $0.960780 $1.000000	$1.240815 $1.090349 $1.082487 $1.147250 $1.123255 $1.025551 $0.960780	1,985,136.201 1,988,057.430 2,068,074.946 2,115,331.031 2,153,750.841 1,362,182.250 63,239.853
84

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Small Mid Cap Value - Service Class Subaccount Inception Date January 1, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.072454 $1.740340 $1.815188 $1.754930 $1.308732 $1.144251 $1.194966 $0.932162 $0.661780 $1.000000	$2.354634 $2.072454 $1.740340 $1.815188 $1.754930 $1.308732 $1.144251 $1.194966 $0.932162 $0.661780	616,828.191 509,721.487 538,718.091 556,115.623 454,336.841 444,042.521 458,750.933 285,899.924 120,005.855 0.000
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$3.764668 $3.433813 $3.400845 $3.238070 $2.280133 $1.999594 $1.994769 $1.505427 $1.101102 $1.752433	$4.541937 $3.764668 $3.433813 $3.400845 $3.238070 $2.280133 $1.999594 $1.994769 $1.505427 $1.101102	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.766307 $2.528163 $2.510720 $2.379440 $1.692561 $1.487913 $1.486941 $1.125237 $0.825244 $1.316532	$3.327378 $2.766307 $2.528163 $2.510720 $2.397440 $1.692561 $1.487913 $1.486941 $1.125237 $0.825244	963,685.784 1,025,883.457 1,128,393.965 1,011,449.166 1,005,387.527 900,182.728 323,986.238 141,689.768 49,865.209 38,061.119
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date January 1, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.501052 $2.377062 $2.450087 $2.259745 $1.722380 $1.491913 $1.548604 $1.318295 $0.919744 $1.611151	$3.074877 $2.501052 $2.377062 $2.450087 $2.259745 $1.722380 $1.491913 $1.548604 $1.318295 $0.919744	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount Inception Date January 1, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.195486 $2.091758 $2.161783 $1.998349 $1.526500 $1.325698 $1.379847 $1.177591 $0.823424 $1.445474	$2.692537 $2.195486 $2.091758 $2.161783 $1.998349 $1.526500 $1.325698 $1.379847 $1.177591 $0.823424	277,838.639 324,586.989 344,923.008 784,803.875 832,544.214 609,161.910 116,973.472 67,682.263 50,039.321 0.000
TA TS&W International Equity - Initial Class Subaccount Inception Date January 1, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.034186 $2.041617 $2.044304 $2.187365 $1.784644 $1.550875 $1.835737 $1.716770 $1.383558 $2.294843	$2.464592 $2.034186 $2.041617 $2.044304 $2.187365 $1.784644 $1.550875 $1.835737 $1.716770 $1.383558	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
85

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA TS&W International Equity - Service Class Subaccount Inception Date January 1, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.676363 $1.687671 $1.694533 $1.816856 $1.485595 $1.294475 $1.537123 $1.441191 $1.163377 $1.936438	$2.026902 $1.676363 $1.687671 $1.694533 $1.816856 $1.485595 $1.294475 $1.537123 $1.441191 $1.163377	70,890.340 71,686.812 75,728.442 69,117.004 83,952.731 66,963.928 90,453.817 69,221.839 26,916.728 4,638.080
TA U.S. Equity Index - Service Class(3) Subaccount Inception Date May 1, 2017	2017	$9.998695	$11.200120	0.000
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.523582 $2.490089 $2.364298 $2.158872 $1.653396 $1.482295 $1.562048 $1.345104 $1.056237 $1.984699	$3.213916 $2.523582 $2.490089 $2.364298 $2.158872 $1.653396 $1.482295 $1.562048 $1.345104 $1.056237	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.064215 $2.042162 $1.943310 $1.778797 $1.365732 $1.227730 $1.296434 $1.119511 $0.881127 $1.660874	$2.622073 $2.064215 $2.042162 $1.943310 $1.778797 $1.365732 $1.227730 $1.296434 $1.119511 $0.881127	780,863.831 713,116.644 755,236.015 230,618.990 200,376.363 231,664.205 232,639.235 54,911.340 39,651.476 34,995.182

Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.828528 $1.669260 $1.668825 $1.548343 $1.166494 $1.008920 $0.964479 $0.867005 $0.730495 $1.249071	$2.138733 $1.828528 $1.669260 $1.668825 $1.548343 $1.166494 $1.008920 $0.964479 $0.867005 $0.730495	69,531.505 68,309.045 46,766.782 62,305.261 103,470.983 73,375.603 55,815.098 57,463.902 59,728.631 54,319.560
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.498610 $1.484577 $1.357955 $1.209558 $0.895253 $0.777914 $0.819539 $0.756619 $0.559572 $0.942925	$1.946107 $1.498610 $1.484577 $1.357955 $1.209558 $0.895253 $0.777914 $0.819539 $0.756619 $0.559572	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 18,949.319
86

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.132067 $2.006716 $2.026392 $1.840279 $1.424962 $1.244196 $1.297713 $1.125366 $0.842351 $1.490512	$2.556637 $2.132067 $2.006716 $2.026392 $1.840279 $1.424962 $1.244196 $1.297713 $1.125366 $0.842351	278,704.995 285,149.483 327,656.382 325,457.339 289,823.289 288,139.824 318,703.318 326,101.472 227,286.407 249,829.073
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.986592 $1.711280 $1.812038 $1.693777 $1.343597 $1.163980 $1.172556 $1.034630 $0.807737 $1.432302	$2.207084 $1.986592 $1.711280 $1.812038 $1.693777 $1.343597 $1.163980 $1.172556 $1.034630 $0.807737	80,126.096 86,186.911 86,318.811 99,376.691 99,514.414 99,663.051 114,748.420 75,761.800 77,457.366 96,385.544
Fidelity VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.396959 $1.415575 $1.362584 $1.234212 $0.909910 $0.773278 $0.768942 $0.631473 $0.440186 $0.994989	$1.848597 $1.396959 $1.415575 $1.362584 $1.234212 $0.909910 $0.773278 $0.768942 $0.631473 $0.440186	1,238.467 1,282.703 1,327.937 1,373.807 1,420.095 1,465.527 1,513.208 1,561.914 1,609.504 17,178.444
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.481173 $1.493940 $1.417026 $1.294325 $0.965031 $0.855411 $0.867643 $0.710288 $0.562844 $1.083210	$1.969775 $1.481473 $1.493940 $1.417026 $1.294325 $0.965031 $0.855411 $0.867643 $0.710288 $0.562844	13,350.524 13,350.524 13,350.524 13,350.524 13,350.524 13,350.524 13,350.524 31,359.025 33,363.380 35,590.575
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$3.590105 $3.252434 $3.352574 $3.206127 $2.392732 $2.117979 $2.409019 $1.899892 $1.378498 $2.314639	$4.267825 $3.590105 $3.252434 $3.352574 $3.206127 $2.392732 $2.117979 $2.409019 $1.899892 $1.378498	164,051.646 166,015.215 167,647.467 197,769.973 207,250.736 215,685.890 222,723.979 229,799.610 232,964.502 276,372.323
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.267966 $2.104508 $2.204293 $2.098481 $1.634493 $1.304448 $1.454089 $1.167052 $0.753024 $1.567541	$2.663623 $2.267966 $2.104508 $2.204293 $2.098481 $1.634493 $1.304448 $1.454089 $1.167052 $0.753024	71,282.051 62,495.082 74,042.374 32,499.355 33,211.521 58,867.247 47,551.965 54,687.193 57,427.779 61,876.593
87

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.340748 $1.192271 $1.300718 $1.260729 $1.121956 $1.009965 $1.000224 $0.900151 $0.673149 $0.970390	$1.450201 $1.340748 $1.192271 $1.300718 $1.260729 $1.121956 $1.009965 $1.000224 $0.900151 $0.673149	0.000 0.000 0.000 29,433.221 29,459.819 29,488.080 29,519.984 29,555.097 40,940.206 15,661.668
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.285472 $1.123082 $1.197944 $1.133954 $0.896470 $0.795747 $0.815369 $0.743536 $0.598140 $0.964440	$1.373606 $1.285472 $1.123082 $1.197944 $1.133954 $0.896470 $0.795747 $0.815369 $0.743536 $0.598140	22,988,963 22,988.963 22,988.963 34,419.630 34,419.630 39,692.579 39,692.579 16,703.615 34,003.972 0.000
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2017 2016 2015 2014 2013 2012	$1.473592 $1.464627 $1.417786 $1.329079 $0.964032 $1.000000	$1.846098 $1.473592 $1.464627 $1.417786 $1.329079 $0.964032	3,504.810 3,509.137 3,514.357 3,519.606 3,524.991 3,530.986
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.186408 $1.073099 $1.048619 $0.947333 $0.727505 $0.630620 $0.650168 $0.525230 $0.368713 $0.665981	$1.487011 $1.186408 $1.073099 $1.048619 $0.947333 $0.727505 $0.630620 $0.650168 $0.525230 $0.368713	0.000 0.000 0.000 7,548.215 7,554.652 7,562.234 7,571.600 9,060.966 9,071.675 9,084.557
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$0.884809 $0.881153 $0.916704 $0.867255 $0.686613 $0.580904 $0.684810 $0.601096 $0.443594 $0.815023	$1.105471 $0.884809 $0.881153 $0.916704 $0.867255 $0.686613 $0.580904 $0.684810 $0.601096 $0.443594	9,406.527 9,590.964 9,779.713 9,972.124 46,637.671 46,818.580 52,749.340 53,095.216 57,742.597 44,844.599
Janus Henderson Mid Cap Value Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.347580 $2.004293 $2.110232 $1.973249 $1.590394 $1.455683 $1.521387 $1.337220 $1.020116 $1.434668	$2.630859 $2.347580 $2.004293 $2.110232 $1.973249 $1.590394 $1.455683 $1.521387 $1.337220 $1.020116	969.017 1,003.626 1,039.021 1,074.915 1,111.134 1,146.685 1,184.000 1,222.118 1,259.351 2,593.999
88

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
JPMorgan Insurance Trust Core Bond Portfolio Subaccount Inception Date April 23, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.260510 $1.251633 $1.255114 $1.213026 $1.248356 $1.201853 $1.134074 $1.052712 $1.000000	$1.287564 $1.260510 $1.251633 $1.255114 $1.213026 $1.248356 $1.201853 $1.134074 $1.052712	20,551.275 21,698.900 21,698.900 21,698.900 21,698.900 37,298.135 37,298.135 32,934.974 12,384.714
JPMorgan Insurance Trust Mid Cap Value Portfolio Subaccount Inception Date May 1, 2004	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$3.076413 $2.719709 $2.833017 $2.495662 $1.912751 $1.611319 $1.599271 $1.313562 $0.939822 $1.426869	$3.451693 $3.076413 $2.719709 $2.833017 $2.495662 $1.912751 $1.611319 $1.599271 $1.313562 $0.939822	6,996.483 6,996.483 6,996.483 6,996.483 6,996.483 6,996.483 6,996.483 6,996.483 7,002.697 7,846.160
JPMorgan Insurance Trust Small Cap Core Portfolio Subaccount Inception Date May 1, 2004	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$3.087651 $2.604306 $2.788024 $2.579549 $1.838174 $1.556915 $1.657773 $1.322277 $0.875781 $1.305747	$3.508818 $3.087651 $2.604306 $2.788024 $2.579549 $1.838174 $1.556915 $1.657773 $1.322277 $0.875781	2,163.922 2,167.664 2,172.116 2,176.244 2,180.831 6,478.156 6,488.021 6,497.850 6,508.562 7,969.678
JPMorgan Insurance Trust U.S. Equity Portfolio–Class 1 Subaccount Inception Date April 23, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.791033 $2.550965 $2.564513 $2.283032 $1.699489 $1.464900 $1.513632 $1.351339 $1.000000	$3.367283 $2.791033 $2.550965 $2.564513 $2.283032 $1.699489 $1.464900 $1.513632 $1.351339	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.131294 $1.986287 $2.058266 $2.256177 $1.620011 $1.358840 $1.539371 $1.148229 $0.714642 $1.198237	$2.655437 $2.131294 $1.986287 $2.058266 $2.256177 $1.620011 $1.358840 $1.539371 $1.148229 $0.714642	1,070.063 1,070.874 1,071.844 1,072.888 19,402.871 19,403.963 18,328.946 18,328.946 10,437.772 4,290.736
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.819679 $1.695613 $1.729374 $1.620152 $1.383572 $1.264757 $1.262412 $1.167604 $1.005703 $1.312887	$2.010436 $1.819679 $1.695613 $1.729374 $1.620152 $1.383572 $1.264757 $1.262412 $1.167604 $1.005703	24,725.948 24,733.641 24,741.491 28,071.476 28,082.485 28,866.266 45,360.823 46,031.715 29,691.118 28,894.569
89

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$0.966835 $0.914705 $0.991916 $1.131799 $0.933266 $0.800445 $0.908216 $0.849508 $0.628565 $1.069077	$1.112699 $0.966835 $0.914705 $0.991916 $1.131799 $0.933266 $0.800445 $0.908216 $0.849508 $0.628565	32,645.440 32,645.440 32,645.440 32,645.440 32,645.440 32,645.440 32,645.440 12,532.064 0.000 0.000
TA AB Dynamic Allocation - Initial Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.644687 $1.631372 $1.655467 $1.590224 $1.504417 $1.437321 $1.431436 $1.328102 $1.025677 $1.647615	$1.780078 $1.644687 $1.631372 $1.655467 $1.590224 $1.504417 $1.437321 $1.431436 $1.328102 $1.025677	35,880.602 35,802.515 40,361.571 40,725.618 41,057.988 39,894.170 37,744.919 38,367.572 11,821.583 13,020.716
TA Aegon Government Money Market - Initial Class Subaccount Inception Date January 1, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.328679 $1.347167 $1.365957 $1.384989 $1.404323 $1.424033 $1.443835 $1.463956 $1.482566 $1.468242	$1.310464 $1.328679 $1.347167 $1.365957 $1.384989 $1.404323 $1.424033 $1.443835 $1.463956 $1.482566	56,541.275 58,892.056 106,547.048 126,304.962 268,180.448 323,812.358 178,134.099 253,202.757 276,140.164 614,347.547
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 21, 1999	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.205147 $1.938534 $2.052329 $2.001464 $1.903896 $1.644974 $1.592018 $1.435735 $0.988767 $1.340423	$2.336649 $2.205147 $1.938534 $2.052329 $2.001464 $1.903896 $1.644974 $1.592018 $1.435735 $0.988767	43,377.773 32,189.841 49,547.572 63,418.146 57,885.502 83,181.830 81,668.549 127,185.145 157,390.187 126,358.796
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date June 16, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.973476 $1.995040 $2.020976 $1.958114 $2.030943 $1.958786 $1.845743 $1.792649 $1.740018 $1.638874	$1.998018 $1.973476 $1.995040 $2.020976 $1.958114 $2.030943 $1.958786 $1.845743 $1.792649 $1.740018	142,568.234 127,683.005 153,990.863 184,056.278 200,641.143 218,888.785 329,970.509 377,383.528 538,219.142 520,358.020
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.457147 $2.168093 $2.280411 $2.061466 $1.604940 $1.456743 $1.437773 $1.320019 $1.174217 $1.801104	$2.821417 $2.457147 $2.168093 $2.280411 $2.061466 $1.604940 $1.456743 $1.437773 $1.320019 $1.174217	1,061,598.006 1,146,619.111 1,419,029.574 1,585,069.852 1,801,685.542 2,072,040.619 2,289,679.928 2,696,780.969 1,263,836.701 48,720.356
90

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.429347 $1.381506 $1.402594 $1.353599 $1.221728 $1.126149 $1.100689 $1.003303 $0.993367	$1.574339 $1.429347 $1.381506 $1.402594 $1.353599 $1.221728 $1.126149 $1.100689 $1.003303	3,913.939 3,913.939 3,917.237 3,917.237 0.000 0.000 0.000 0.000 0.000
TA Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.576425 $2.596169 $2.648444 $2.364755 $2.307934 $1.868540 $2.009964 $1.762024 $1.339169 $2.356813	$2.828551 $2.576425 $2.596169 $2.648444 $2.364755 $2.307934 $1.868540 $2.009964 $1.762024 $1.339169	8,031.876 8,553.345 8,987.372 13,842.153 13,849.691 13,857.933 13,867.062 7,679.242 10,371.015 9,866.312
TA Greystone International Growth - Initial Class(4) Subaccount Inception Date May 1, 2001	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.339186 $1.356820 $1.374775 $1.470090 $1.262298 $1.047888 $1.181344 $1.084084 $0.828492 $1.298322	$1.680602 $1.339186 $1.356820 $1.374775 $1.470090 $1.262298 $1.047888 $1.181344 $1.084084 $0.828492	67,783.834 46,174.383 53,641.683 49,144.584 49,154.856 49,166.042 50,143.434 8,013.560 8,076.226 6,649.376
TA Janus Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.325029 $1.371566 $1.464469 $1.484756 $1.082014 $1.005894 $1.093306 $0.827922 $0.522860 $0.987189	$1.685882 $1.325029 $1.371566 $1.464469 $1.484756 $1.082014 $1.005894 $1.093306 $0.827922 $0.522860	2,229.760 29,986.424 22,284.028 26,326.063 34,879.322 36,555.652 80,789.571 66,790.173 55,836.230 42,393.968
TA Jennison Growth - Initial Class Subaccount Inception Date December 13, 1996	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.689785 $1.742092 $1.585675 $1.462273 $1.076768 $0.943185 $0.962411 $0.869294 $0.625130 $1.006325	$2.273792 $1.689785 $1.742092 $1.585675 $1.462273 $1.076768 $0.943185 $0.962411 $0.869294 $0.625130	712,574.191 814,171.664 1,121,462.759 1,280,833.747 1,363,483.878 1,631,936.690 2,010,431.649 2,220,614.591 239,710.476 246,938.423
TA JPMorgan Asset Allocation - Conservative - Initial Class(5) Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.657884 $1.606754 $1.661765 $1.648938 $1.528836 $1.442720 $1.425031 $1.326496 $1.074117 $1.381913	$1.844507 $1.657884 $1.606754 $1.661765 $1.648938 $1.528836 $1.442720 $1.425031 $1.326496 $1.074117	9,676.103 9,676.103 9,676.103 35,716.117 35,716.117 67,314.134 106,252.524 130,758.722 137,937.370 144,771.990
91

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Growth - Initial Class(6) Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.799904 $1.720483 $1.778910 $1.755888 $1.404033 $1.264501 $1.355615 $1.195798 $0.934025 $1.569060	$2.212411 $1.799904 $1.720483 $1.778910 $1.755888 $1.404033 $1.264501 $1.355615 $1.195798 $0.934025	16,940.798 30,760.657 82,219.257 82,870.738 83,519.538 45,480.618 49,927.661 31,855.243 31,931.991 23,922.067
TA JPMorgan Asset Allocation - Moderate Growth - Initial Class(7) Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.808773 $1.721340 $1.785308 $1.764902 $1.499056 $1.373886 $1.421687 $1.278814 $1.011811 $1.526006	$2.136608 $1.808773 $1.721340 $1.785308 $1.764902 $1.499056 $1.373886 $1.421687 $1.278814 $1.011811	83,050.776 87,820.953 26,151.056 63,210.271 30,193.966 90,803.223 124,926.702 145,073.674 221,107.282 328,672.748
TA JPMorgan Asset Allocation - Moderate - Initial Class(8) Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.759837 $1.690350 $1.753065 $1.729756 $1.545347 $1.431983 $1.443528 $1.326130 $1.063828 $1.457116	$2.021417 $1.759837 $1.690350 $1.753065 $1.729756 $1.545347 $1.431983 $1.443528 $1.326130 $1.063828	358,311.766 513,501.502 477,423.408 508,985.409 615,879.096 625,756.798 668,706.598 857,598.433 748,053.997 860,211.123
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 2, 1997	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.826953 $2.574211 $2.612185 $2.319704 $1.774989 $1.547016 $1.557120 $1.370867 $1.072662 $1.736224	$3.377814 $2.826953 $2.574211 $2.612185 $2.319704 $1.774989 $1.547016 $1.557120 $1.370867 $1.072662	171,879.494 172,833.524 201,872.607 230,902.671 212,769.414 227,271.323 339,643.999 374,509.051 430,804.301 437,023.016
TA JPMorgan International Moderate Growth - Service Class(9) Subaccount Inception Date May 1, 2006	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.017403 $1.020629 $1.054808 $1.078076 $0.972012 $0.876311 $0.960974 $0.883896 $0.693018 $1.103520	$1.218819 $1.017403 $1.020629 $1.054808 $1.078076 $0.972012 $0.876311 $0.960974 $0.883896 $0.693018	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.353439 $2.088181 $2.181515 $1.923740 $1.483777 $1.251416 $1.247323 $1.029767 $0.985161	$2.627125 $2.353439 $2.088181 $2.181515 $1.923740 $1.483777 $1.251416 $1.247323 $1.029767	15,837.264 15,224.026 19,798.320 15,511.255 15,304.626 0.000 0.000 0.000 0.000
92

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.306618 $1.276944 $1.318147 $1.278439 $1.163345 $1.088338 $1.087596 $0.996289 $0.991646 $1.000000	$1.461800 $1.306618 $1.276944 $1.318147 $1.278439 $1.163345 $1.088338 $1.087596 $0.996289 $0.991646	39,147.753 40,665.180 34,588.786 36,283.137 37,902.191 39,449.278 0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.274558 $1.241745 $1.267846 $1.221569 $1.152583 $1.096261 $1.077372 $0.998364 $0.999962	$1.395683 $1.274558 $1.241745 $1.267846 $1.221569 $1.152583 $1.096261 $1.077372 $0.998364	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.409548 $1.365472 $1.435032 $1.399545 $1.194752 $1.086069 $1.113867 $0.999483 $0.988776 $1.000000	$1.646914 $1.409548 $1.365472 $1.435032 $1.399545 $1.194752 $1.086069 $1.113867 $0.999483 $0.988776	10,059.854 10,059.854 10,068.328 10,068.328 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.264535 $2.349325 $2.131016 $2.038460 $1.394255 $1.223626 $1.317216 $1.048083 $0.830857 $1.324021	$3.207002 $2.264535 $2.349325 $2.131016 $2.038460 $1.394255 $1.223626 $1.317216 $1.048083 $0.830857	26,275.921 28,129.173 34,497.099 33,026.941 20,201.192 20,240.117 20,280.868 87,886.261 21,173.636 51,842.247
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.302130 $2.163870 $2.189471 $2.003550 $1.720340 $1.549757 $1.510448 $1.233952 $0.990695 $1.486147	$2.591388 $2.302130 $2.163870 $2.189471 $2.003550 $1.720340 $1.549757 $1.510448 $1.233952 $0.990695	12,064.755 12,064.755 23,191.566 23,191.566 23,191.566 23,191.566 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.607936 $1.587343 $1.598537 $1.548550 $1.611259 $1.519235 $1.449581 $1.371221 $1.198265 $1.249982	$1.663270 $1.607936 $1.587343 $1.598537 $1.548550 $1.611259 $1.519235 $1.449581 $1.371221 $1.198265	209,553.967 173,971.287 184,212.011 244,451.446 271,387.130 344,211.080 518,073.418 505,869.221 463,481.202 389,942.156
93

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Small/Mid Cap Value - Initial Class Subaccount Inception Date January 1, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$12.252662 $10.256879 $10.668525 $10.280692 $7.647247 $6.663030 $6.940581 $5.396438 $3.820872 $6.552295	$13.963424 $12.252662 $10.256879 $10.668525 $10.280692 $7.647247 $6.663030 $6.940581 $5.396438 $3.820872	188,646.077 213,697.875 251,625.421 276,298.607 320,498.353 373,516.375 495,672.487 541,638.013 608,328.325 658,188.988
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.137387 $1.948576 $1.928918 $1.835694 $1.291996 $1.132477 $1.129182 $0.851754 $0.622691 $0.990536	$2.579946 $2.137387 $1.948576 $1.928918 $1.835694 $1.291996 $1.132477 $1.129182 $0.851754 $0.622691	64,902.210 56,568.706 69,628.015 153,367.858 180,817.479 199,364.035 201,460.756 189,760.337 114,717.600 116,459.130
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date January 1, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$5.804363 $5.513901 $5.680499 $5.236599 $3.989387 $3.453866 $3.583343 $3.048951 $2.126141 $3.722594	$7.139565 $5.804363 $5.513901 $5.680499 $5.236599 $3.989387 $3.453866 $3.583343 $3.048951 $2.126141	219,782.944 237,692.323 297,538.513 309,653.337 337,387.187 424,745.479 571,488.935 644,399.810 658,296.797 686,348.279
TA TS&W International Equity - Initial Class Subaccount Inception Date January 1, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.086880 $2.093467 $2.095199 $2.240705 $1.827259 $1.587105 $1.877702 $1.755151 $1.413790 $2.343832	$2.529673 $2.086880 $2.093467 $2.095199 $2.240705 $1.827259 $1.587105 $1.877702 $1.755151 $1.413790	282,825.598 305,373.780 365,609.068 417,228.094 477,953.761 563,587.096 662,690.280 723,127.330 812,211.546 923,746.635
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.380343 $1.361352 $1.291938 $1.179104 $0.902570 $0.808764 $0.851858 $0.733184 $0.575444 $1.080758	$1.758810 $1.380343 $1.361352 $1.291938 $1.179104 $0.902570 $0.808764 $0.851858 $0.733184 $0.575444	1,648,997.062 1,776,276.789 2,027,000.983 2,312,757.432 2,620,287.862 3,013,141.745 3,564,060.266 3,857,053.136 4,055,320.219 4,260,016.604

94

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.788036 $1.737579 $1.741112 $1.649925 $1.440290 $1.289515 $1.350083 $1.242394 $1.013273 $1.000000	$2.036899 $1.788036 $1.737579 $1.741112 $1.649925 $1.440290 $1.289515 $1.350083 $1.242394 $1.013273	735,529.430 793,331.288 847,821.370 851,965.281 798,476.043 756,688.883 732,643.205 443,961.481 15,857.108 0.000
AB Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.059550 $1.878317 $1.875968 $1.738808 $1.308696 $1.130799 $1.079926 $0.969833 $0.816323 $1.394446	$2.411307 $2.059550 $1.878317 $1.875968 $1.738808 $1.308696 $1.130799 $1.079926 $0.969833 $0.816323	2,393,216.239 2,169,710.053 2,101,104.966 2,068,742.004 1,985,358.244 1,525,193.630 359,095.500 298,066.775 48,906.391 11,198.554
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.040502 $2.019415 $1.845350 $1.642083 $1.214190 $1.054017 $1.109325 $1.023151 $0.755948 $1.272565	$2.652411 $2.040502 $2.019415 $1.845350 $1.642083 $1.214190 $1.054017 $1.109325 $1.023151 $0.755948	112,607.308 158,409.355 168,545.392 178,631.451 183,727.752 246,309.437 299,073.798 227,654.389 39,745.459 28,151.423
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.728094 $1.604666 $1.607850 $1.549943 $1.273134 $1.113350 $1.116648 $1.008398 $0.989787	$1.977029 $1.728094 $1.604666 $1.607850 $1.549943 $1.273134 $1.113350 $1.116648 $1.008398	6,067,197.189 6,187,307.304 6,209,451.399 6,516,103.382 6,297,985.380 5,667,585.132 4,055,164.238 1,230,882.897 9,853.806
American Funds - Bond FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.125662 $1.110913 $1.125609 $1.086297 $1.128027 $1.087721 $1.041503 $0.994105 $1.000908	$1.148591 $1.125662 $1.110913 $1.125609 $1.086297 $1.128027 $1.087721 $1.041503 $0.994105	1,764,711.825 1,843,435.221 1,938,493.877 2,119,727.535 2,147,845.313 1,417,310.029 760,121.351 393,190.342 9,975.985
American Funds - Growth FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.985902 $1.842755 $1.752076 $1.640522 $1.281122 $1.104178 $1.171929 $1.003254 $0.986490	$2.507750 $1.985902 $1.842755 $1.752076 $1.640522 $1.281122 $1.104178 $1.171929 $1.003254	935,674.361 962,291.852 1,011,383.647 1,101,691.274 1,036,540.899 624,005.600 487,794.766 221,314.613 9,925.859
95

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Growth-Income FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.938364 $1.765846 $1.768375 $1.623967 $1.235904 $1.068907 $1.106211 $1.008648 $0.986811	$2.334974 $1.938364 $1.765846 $1.768375 $1.623967 $1.235904 $1.068907 $1.106211 $1.008648	496,267.557 509,479.614 512,406.147 536,102.498 514,350.477 370,497.008 256,541.032 126,886.233 9,838.747
American Funds - International FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.117359 $1.096454 $1.166813 $1.217803 $1.017205 $0.876596 $1.035154 $0.980758 $0.982921	$1.453360 $1.117359 $1.096454 $1.166813 $1.217803 $1.017205 $0.876596 $1.035154 $0.980758	1,363,982.635 1,388,248.211 1,480,165.409 3,251,942.147 2,998,324.288 1,753,316.155 1,104,820.580 146,396.068 10,245.288
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.523263 $1.442358 $1.455868 $1.340488 $1.138401 $1.004416 $1.057928 $0.910073 $0.666486 $1.000000	$1.746131 $1.523263 $1.442358 $1.455868 $1.340488 $1.138401 $1.004416 $1.057928 $0.910073 $0.666486	2,653,660.098 2,896,826.022 3,460,882.847 3,726,485.154 3,743,401.601 3,532,953.046 3,322,028.449 2,193,524.784 962,030.914 23,761.011
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.630701 $2.473594 $2.495393 $2.263981 $1.751320 $1.527631 $1.591765 $1.379022 $1.031203 $1.822872	$3.157670 $2.630701 $2.473594 $2.495393 $2.263981 $1.751320 $1.527631 $1.591765 $1.379022 $1.031203	1,422,184.163 1,518,879.978 1,651,182.403 3,004,480.056 2,826,583.901 1,311,486.347 762,897.141 496,516.200 232,778.514 124,274.018
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.993189 $1.715280 $1.814489 $1.694403 $1.342765 $1.162115 $1.169536 $1.030945 $0.804068 $1.424382	$2.216589 $1.993189 $1.715280 $1.814489 $1.694403 $1.342765 $1.162115 $1.169536 $1.030945 $0.804068	106,059.589 158,124.781 177,684.015 225,444.978 266,919.399 373,223.969 412,912.173 234,635.023 27,265.098 17,880.510
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.875555 $1.889475 $1.790430 $1.633781 $1.216905 $1.077600 $1.091941 $0.893030 $0.706947 $1.359202	$2.496191 $1.875555 $1.889475 $1.790430 $1.633781 $1.216905 $1.077600 $1.091941 $0.893030 $0.706947	172,915.103 174,839.151 180,390.128 182,315.958 184,377.799 198,214.131 214,074.323 140,289.322 68,831.482 13,120.108
96

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$3.319515 $3.004336 $3.093779 $2.955724 $2.203677 $1.948696 $2.214293 $1.744598 $1.264573 $2.121232	$3.950047 $3.319515 $3.004336 $3.093779 $2.955724 $2.203677 $1.948696 $2.214293 $1.744598 $1.264573	1,177,277.311 1,246,468.345 1,279,421.782 591,762.538 541,957.154 879,419.815 318,618.010 171,199.569 73,921.943 60,384.852
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.301019 $2.133073 $2.232022 $2.122792 $1.651800 $1.316950 $1.466580 $1.175913 $0.757994 $1.576332	$2.705110 $2.301019 $2.133073 $2.232022 $2.122792 $1.651800 $1.316950 $1.466580 $1.175913 $0.757994	422,297.915 463,566.528 479,284.576 1,418,296.024 1,188,959.470 332,482.658 256,364.720 125,174.676 13,197.133 0.000
Franklin Founding Funds Allocation VIP Fund - Class 4(3) Subaccount Inception Date November 10, 2008	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.928741 $1.732726 $1.874843 $1.851111 $1.518385 $1.337593 $1.380025 $1.269985 $0.990582 $1.000000	$2.125218 $1.928741 $1.732726 $1.874843 $1.851111 $1.518385 $1.337593 $1.380025 $1.269985 $0.990582	506,795.606 646,804.290 690,634.234 865,565.632 954,367.058 1,122,166.935 987,114.844 640,415.326 242,679.882 0.000
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.353601 $1.202518 $1.310604 $1.269067 $1.128272 $1.014638 $1.003872 $0.902535 $0.674255 $0.971026	$1.465545 $1.353601 $1.202518 $1.310604 $1.269067 $1.128272 $1.014638 $1.003872 $0.902535 $0.674255	1,157,831.483 1,266,595.735 1,404,015.747 2,760,523.968 3,311,254.011 4,027,378.684 1,993,609.989 725,082.068 558,942.861 414,141.729
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.297832 $1.132756 $1.207066 $1.141472 $0.901525 $0.799440 $0.818330 $0.745500 $0.599127 $0.965072	$1.388171 $1.297832 $1.132756 $1.207066 $1.141472 $0.901525 $0.799440 $0.818330 $0.745500 $0.599127	209,314.135 251,665.160 273,588.271 283,304.611 337,315.353 382,825.790 388,750.000 513,078.478 377,230.103 300,540.262
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2017 2016 2015 2014 2013 2012	$1.480399 $1.469940 $1.421529 $1.331264 $0.964665 $1.000000	$1.856448 $1.480399 $1.469940 $1.421529 $1.331264 $0.964665	44,132.055 54,295.594 54,609.674 55,080.934 55,365.770 55,601.437
97

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$3.370822 $3.045864 $2.973442 $2.683577 $2.058824 $1.782863 $1.836327 $1.481994 $1.039335 $1.875424	$4.229040 $3.370822 $3.045864 $2.973442 $2.683577 $2.058824 $1.782863 $1.836327 $1.481994 $1.039335	59,046.757 59,659.512 60,555.506 61,543.043 62,198.516 62,838.153 65,037.212 63,908.833 8,260.456 0.000
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.411790 $1.404556 $1.459787 $1.379692 $1.091246 $0.922333 $1.086242 $0.952525 $0.702245 $1.288974	$1.765611 $1.411790 $1.404556 $1.459787 $1.379692 $1.091246 $0.922333 $1.086242 $0.952525 $0.702245	51,035.125 87,702.692 89,038.888 95,378.390 124,244.234 154,117.027 165,624.374 76,045.430 53,110.378 37,088.063
JPMorgan Insurance Trust Core Bond Portfolio Subaccount Inception Date April 23, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.270087 $1.259907 $1.262173 $1.218650 $1.252905 $1.205033 $1.135954 $1.053431 $1.000000	$1.298618 $1.270087 $1.259907 $1.262173 $1.218650 $1.252905 $1.205033 $1.135954 $1.053431	203,359.812 242,240.848 274,672.354 281,350.969 308,026.354 355,120.165 402,622.920 429,555.406 206,049.464
JPMorgan Insurance Trust Mid Cap Value Portfolio Subaccount Inception Date May 1, 2004	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$3.099858 $2.737730 $2.848971 $2.507235 $1.919725 $1.615604 $1.601944 $1.314457 $0.944162 $1.432037	$3.481412 $3.099858 $2.737730 $2.848971 $2.507235 $1.919725 $1.615604 $1.601944 $1.314457 $0.944162	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
JPMorgan Insurance Trust Small Cap Core Portfolio Subaccount Inception Date April 23, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$3.111126 $2.621535 $2.803702 $2.591500 $1.844865 $1.561029 $1.660515 $1.323155 $0.879817 $1.310470	$3.538970 $3.111126 $2.621535 $2.803702 $2.591500 $1.844865 $1.561029 $1.660515 $1.323155 $0.879817	383.573 422.316 465.379 511.038 557.272 599.975 647.365 700.588 750.026 966.466
JPMorgan Insurance Trust U.S. Equity Portfolio–Class 1 Subaccount Inception Date April 23, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.812253 $2.567842 $2.578933 $2.293610 $1.705681 $1.468784 $1.516157 $1.352270 $1.000000	$3.396218 $2.812253 $2.567842 $2.578933 $2.293610 $1.705681 $1.468784 $1.516157 $1.352270	23,303.736 23,584.783 23,894.829 24,194.141 24,467.913 24,728.400 25,007.713 0.000 0.000
98

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.162394 $2.013286 $2.084189 $2.282350 $1.637182 $1.371883 $1.552619 $1.156972 $0.719371 $1.204962	$2.696836 $2.162394 $2.013286 $2.084189 $2.282350 $1.637182 $1.371883 $1.552619 $1.156972 $0.719371	283,273.101 299,870.126 328,140.429 353,804.830 1,063,212.555 1,353,506.493 661,536.470 106,870.560 25,834.681 3,812.610
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.846240 $1.718667 $1.751164 $1.638943 $1.398243 $1.276894 $1.273275 $1.176500 $1.012358 $1.320266	$2.041779 $1.846240 $1.718667 $1.751164 $1.638943 $1.398243 $1.276894 $1.273275 $1.176500 $1.012358	250,323.333 554,764.159 587,042.929 616,206.161 658,607.331 713,904.647 746,079.051 510,551.853 341,765.201 90,147.881
State Street Total Return V.I.S. Fund - Class 3(2)(4) Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.356701 $1.298076 $1.335484 $1.290061 $1.142177 $1.032864 $1.081849 $1.004036 $0.988819	$1.540757 $1.356701 $1.298076 $1.335484 $1.290061 $1.142177 $1.032864 $1.081849 $1.004036	405,584.418 433,605.638 447,158.638 460,099.185 472,030.470 477,263.710 363,494.868 49,948.721 0.000
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$0.976125 $0.922583 $0.999475 $1.139286 $0.938505 $0.804149 $0.911517 $0.851754 $0.629608 $1.069777	$1.124490 $0.976125 $0.922583 $0.999475 $1.139286 $0.938505 $0.804149 $0.911517 $0.851754 $0.629608	533,401.908 604,042.204 621,321.574 782,360.192 974,076.727 1,037,147.975 665,293.488 403,241.241 218,736.164 130,657.426
TA AB Dynamic Allocation - Initial Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.668691 $1.653554 $1.676319 $1.608668 $1.520365 $1.451112 $1.443750 $1.338197 $1.032458 $1.656873	$1.807822 $1.668691 $1.653554 $1.676319 $1.608668 $1.520365 $1.451112 $1.443750 $1.338197 $1.032458	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA AB Dynamic Allocation - Service Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.659939 $1.648662 $1.677130 $1.612566 $1.528267 $1.463422 $1.458130 $1.353255 $1.045137 $1.680554	$1.794694 $1.659939 $1.648662 $1.677130 $1.612566 $1.528267 $1.463422 $1.458130 $1.353255 $1.045137	1,974,989.615 2,296,923.162 2,329,067.532 2,501,895.311 2,674,294.596 2,520,735.382 1,734,087.483 248,122.034 133,842.546 121,077.253
99

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon Government Money Market - Initial Class Subaccount Inception Date January 1, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$0.985021 $0.997764 $1.010661 $1.023775 $1.036989 $1.050533 $1.064042 $1.077875 $1.090459 $1.078853	$0.972463 $0.985021 $0.997764 $1.010661 $1.023775 $1.036989 $1.050533 $1.064042 $1.077875 $1.090459	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon Government Money Market - Service Class Subaccount Inception Date January 1, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$0.972661 $0.985199 $0.997964 $1.010867 $1.023982 $1.037275 $1.050711 $1.064264 $1.078019 $1.068957	$0.960270 $0.972661 $0.985199 $0.997964 $1.010867 $1.023982 $1.037275 $1.050711 $1.064264 $1.078019	2,165,167.439 2,126,813.515 2,288,017.184 2,453,029.110 2,595,535.133 5,412,264.559 4,822,429.032 2,188,216.808 1,385,586.053 662,191.715
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 21, 1999	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.289812 $2.010987 $2.126945 $2.072178 $1.969227 $1.699740 $1.643398 $1.480603 $1.018657 $1.379583	$2.428756 $2.289812 $2.010987 $2.126945 $2.072178 $1.969227 $1.699740 $1.643398 $1.480603 $1.018657	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 21, 1999	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.094002 $1.844453 $1.952378 $1.908942 $1.818674 $1.573385 $1.524631 $1.376898 $0.949767 $1.290857	$2.216300 $2.094002 $1.844453 $1.952378 $1.908942 $1.818674 $1.573385 $1.524631 $1.376898 $0.949767	1,056,462.349 1,082,857.665 1,096,450.696 1,158,642.666 1,110,540.106 973,276.830 581,503.332 181,122.316 28,159.355 20,228.834
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date June 16, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.414174 $1.428215 $1.445352 $1.399015 $1.449604 $1.396710 $1.314814 $1.275736 $1.237053 $1.163996	$1.433164 $1.414174 $1.428215 $1.445352 $1.399015 $1.449604 $1.396710 $1.314814 $1.275736 $1.237053	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date June 16, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.288579 $1.303459 $1.322729 $1.283183 $1.333006 $1.287774 $1.215879 $1.181779 $1.148918 $1.083556	$1.302104 $1.288579 $1.303459 $1.322729 $1.283183 $1.333006 $1.287774 $1.215879 $1.181779 $1.148918	3,278,473.165 3,657,982.611 3,260,321.831 3,416,293.030 4,041,142.671 7,412,869.549 6,684,063.136 4,471,508.745 1,422,423.952 78,519.582
100

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date June 16, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.288579 $1.303459 $1.322729 $1.283183 $1.333006 $1.287774 $1.215879 $1.181779 $1.148918 $1.083556	$1.302104 $1.288579 $1.303459 $1.322729 $1.283183 $1.333006 $1.287774 $1.215879 $1.181779 $1.148918	271,483.660 1,466,092.412 1,395,719.130 361,057.616 219,046.022 1,622,147.413 3,095441.227 1,134,317.937 1,630,140.082 1,781,689.599
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception date May 1, 2015	2017 2016 2015	$10.018405 $9.536912 $9.999646	$11.336551 $10.018405 $9.536912	380,101.633 232,468.315 69,423.250
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.276071 $2.006353 $2.108228 $1.903932 $1.480831 $1.342761 $1.323972 $1.214338 $1.079149 $1.653630	$2.616059 $2.276071 $2.006353 $2.108228 $1.903932 $1.480831 $1.342761 $1.323972 $1.214338 $1.079149	57,733.858 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.677392 $2.366784 $2.493089 $2.256200 $1.759082 $1.598704 $1.580608 $1.453604 $1.294918 $1.989530	$3.069432 $2.677392 $2.366784 $2.493089 $2.256200 $1.759082 $1.598704 $1.580608 $1.453604 $1.294918	1,997,055.031 2,121,077.100 1,653,866.655 1,002,597.822 990,900.758 1,920,039.807 1,252,373.684 545,229.522 163,783.661 93,627.840
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount Inception Date March 21, 2016	2017 2016	$10.483340 $9.998941	$12.753013 $10.483340	2,219.616 0.000
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.529220 $1.481492 $1.519405 $1.514075 $1.341634 $1.237087 $1.304287 $1.204759 $1.000000	$1.713350 $1.529220 $1.481492 $1.519405 $1.514075 $1.341634 $1.237087 $1.304287 $1.204759	10,210,592.188 11,802,328.146 13,077,013.984 14,010,419.819 14,782,945.052 14,012,230.627 12,583,877.897 7,520,428.560 2,238,914.395
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2017 2016 2015	$9.362504 $9.448792 $10.256290	$10.398566 $9.362504 $9.448792	40,663.532 9,917.672 1,244.454
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date May 1, 2015	2017 2016 2015	$9.116051 $9.251716 $10.246356	$10.607307 $9.116051 $9.251716	4,356.089 2,000.976 1,369.302
TA BlackRock Smart Beta 50 - Service Class Subaccount Inception Date March 21, 2016	2017 2016	$10.166524 $9.998941	$11.325813 $10.166524	36,531.668 37,708.275
TA BlackRock Smart Beta 75 - Service Class Subaccount Inception Date March 21, 2016	2017 2016	$10.235836 $9.998941	$11.920114 $10.235836	0.000 0.000
101

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.733688 $1.674007 $1.697878 $1.636959 $1.476025 $1.359202 $1.327154 $1.208532 $1.000000	$1.911429 $1.733688 $1.674007 $1.697878 $1.636959 $1.476025 $1.359202 $1.327154 $1.208532	11,460,414.692 12,305,067.893 12,609,218.517 13,483,680.473 13,606,709.503 9,810,656.013 4,479,004.090 2,278,525.793 470,951.866
TA Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.613967 $2.631408 $2.681759 $2.392138 $2.332372 $1.886448 $2.027218 $1.775400 $1.348011 $2.370020	$2.872593 $2.613967 $2.631408 $2.681759 $2.392138 $2.332372 $1.886448 $2.027218 $1.775400 $1.348011	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.575953 $2.598477 $2.655419 $2.374297 $2.319167 $1.879905 $2.026045 $1.780042 $1.355727 $2.388425	$2.823071 $2.575953 $2.598477 $2.655419 $2.374297 $2.319167 $1.879905 $2.026045 $1.780042 $1.355727	291,924.433 314,913.406 335,669.303 415,275.752 432,578.631 331,894.372 145,749.242 49,107.468 14,260.914 18,905.716
TA Greystone International Growth - Initial Class(4) Subaccount Inception Date May 1, 2001	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.677624 $1.698048 $1.718813 $1.836166 $1.575082 $1.306244 $1.471150 $1.348706 $1.029702 $1.612043	$2.107382 $1.677624 $1.698048 $1.718813 $1.836166 $1.575082 $1.306244 $1.471150 $1.348706 $1.029702	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Greystone International Growth - Service Class(4) Subaccount Inception Date May 1, 2001	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.085307 $2.115178 $2.147893 $2.300269 $1.978606 $1.644699 $1.855655 $1.704145 $1.305453 $2.051695	$2.614139 $2.085307 $2.115178 $2.147893 $2.300269 $1.978606 $1.644699 $1.855655 $1.704145 $1.305453	1,771,521.258 1,388,431.147 1,363,676.247 181,093.323 157,620.137 140,880.443 50,608.630 45,524.160 6,274.425 859.345
TA International Equity Index - Service Class(3) Subaccount Inception Date May 1, 2017	2017	$9.998817	$11.042826	1,772.990
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.246759 $1.212964 $1.227238 $1.152921 $0.981275 $0.883639 $1.003605 $0.986069 $0.986580	$1.436757 $1.246759 $1.212964 $1.227238 $1.152921 $0.981275 $0.883639 $1.003605 $0.986069	3,480,885.788 3,466,698.031 3,533,815.550 3,191,908.176 2,724,222.231 1,269,229.142 480,625.706 145,733.591 0.000
102

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Janus Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.827775 $1.890106 $2.016138 $2.042045 $1.486673 $1.380711 $1.499222 $1.134188 $0.715572 $1.349671	$2.327812 $1.827775 $1.890106 $2.016138 $2.042045 $1.486673 $1.380711 $1.499222 $1.134188 $0.715572	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.300855 $2.385641 $2.550908 $2.590834 $1.890470 $1.760676 $1.916075 $1.453041 $0.919274 $1.738726	$2.924162 $2.300855 $2.385641 $2.550908 $2.590834 $1.890470 $1.760676 $1.916075 $1.453041 $0.919274	401,408.549 400,572.632 463,842.374 522,817.042 611,286.809 565,433.739 446,635.326 130,768.386 29,059.391 18,869.713
TA Jennison Growth - Initial Class Subaccount Inception Date December 13, 1996	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.175535 $2.240674 $2.037477 $1.877059 $1.380840 $1.208329 $1.231751 $1.111472 $0.798516 $1.284175	$2.930298 $2.175535 $2.240674 $2.037477 $1.877059 $1.380840 $1.208329 $1.231751 $1.111472 $0.798516	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount Inception Date December 13, 1996	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.653769 $2.740290 $2.498313 $2.305146 $1.700742 $1.492912 $1.524040 $1.378751 $0.992743 $1.599086	$3.563802 $2.653769 $2.740290 $2.498313 $2.305146 $1.700742 $1.492912 $1.524040 $1.378751 $0.992743	1,503,967.312 1,476,902.342 1,918,636.371 1,574,810.075 1,540,000.497 1,419,449.433 886,971.570 364,771.640 78,833.733 2,559.216
TA JPMorgan Asset Allocation - Conservative - Initial Class(5) Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.682029 $1.628543 $1.682639 $1.668008 $1.544993 $1.456515 $1.437238 $1.336542 $1.081182 $1.389635	$1.873207 $1.682029 $1.628543 $1.682639 $1.668008 $1.544993 $1.456515 $1.437238 $1.336542 $1.081182	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class(5) Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.733584 $1.683598 $1.742852 $1.731760 $1.608077 $1.519752 $1.504008 $1.401527 $1.136669 $1.465065	$1.926443 $1.733584 $1.683598 $1.742852 $1.731760 $1.608077 $1.519752 $1.504008 $1.401527 $1.136669	8,081,192.693 8,444,555.419 9,404,559.952 10,622,431.276 11,744,215.134 10,432,196.592 7,249,592.355 5,301,783.846 4,101,805.621 2,338,433.763
103

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Growth - Initial Class(6) Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.826144 $1.743847 $1.801306 $1.776232 $1.418904 $1.276631 $1.367260 $1.204883 $0.940202 $1.577851	$2.246878 $1.826144 $1.743847 $1.801306 $1.776232 $1.418904 $1.276631 $1.367260 $1.204883 $0.940202	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Growth - Service Class(6) Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.121978 $2.031253 $2.102166 $2.078828 $1.666162 $1.501835 $1.613207 $1.425371 $1.114610 $1.874319	$2.605367 $2.121978 $2.031253 $2.102166 $2.078828 $1.666162 $1.501835 $1.613207 $1.425371 $1.114610	597,123.114 822,872.356 953,178.209 976,960.450 982,211.240 1,019,488.884 975,160.739 690,880.374 1,253,528.016 1,049,732.020
TA JPMorgan Asset Allocation - Moderate Growth - Initial Class(7) Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.835101 $1.744674 $1.807721 $1.785307 $1.514897 $1.387033 $1.433899 $1.288538 $1.018489 $1.534546	$2.169847 $1.835101 $1.744674 $1.807722 $1.785307 $1.514897 $1.387033 $1.433899 $1.288538 $1.018489	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class(7) Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.033266 $1.938414 $2.014370 $1.991807 $1.694938 $1.555706 $1.612582 $1.453283 $1.151311 $1.738795	$2.398537 $2.033266 $1.938414 $2.014370 $1.991807 $1.694938 $1.555706 $1.612582 $1.453283 $1.151311	13,461,839.542 15,254,643.204 16,666,830.716 18,936,563.188 20,372,163.694 19,557,657.244 16,900,992.567 14,550,055.964 12,985,354.479 8,386,664.732
TA JPMorgan Asset Allocation - Moderate - Initial Class(8) Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.785537 $1.713344 $1.775158 $1.749828 $1.561728 $1.445722 $1.455947 $1.336224 $1.070860 $1.465301	$2.052955 $1.785537 $1.713344 $1.775158 $1.749828 $1.561728 $1.445722 $1.455947 $1.336224 $1.070860	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate - Service Class(8) Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.906034 $1.834331 $1.905368 $1.881047 $1.682810 $1.562448 $1.578099 $1.451473 $1.165104 $1.599207	$2.184951 $1.906034 $1.834331 $1.905368 $1.881047 $1.682810 $1.562448 $1.578099 $1.451473 $1.165104	30,726,338.631 35,383,617.365 38,432,305.348 43,070,872.985 43,166,797.741 38,457,743.200 25,994,990.252 12,062,140.627 9,557,871.169 5,172,098.127
104

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Core Bond - Service Class Subaccount Inception Date May 2, 2011	2017 2016 2015 2014 2013 2012 2011	$1.081241 $1.073151 $1.083475 $1.044282 $1.080866 $1.045293 $1.000000	$1.103913 $1.081241 $1.073151 $1.083475 $1.044282 $1.080866 $1.045293	3,274,434.672 3,135,143.025 3,255,089.872 3,120,157.158 2,223,930.260 1,549,870.278 618,095.545
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 2, 1997	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.207143 $2.007843 $2.035443 $1.805751 $1.380371 $1.201886 $1.208546 $1.062934 $0.830889 $1.343558	$2.639811 $2.207143 $2.007843 $2.035443 $1.805751 $1.380371 $1.201886 $1.208546 $1.062934 $0.830889	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 2, 1997	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.545252 $2.320211 $2.358738 $2.096535 $1.607288 $1.402552 $1.414049 $1.247187 $0.976983 $1.584114	$3.035775 $2.545252 $2.320211 $2.358738 $2.096535 $1.607288 $1.402552 $1.414049 $1.247187 $0.976983	31,637.729 35,125.699 38,322.402 41,954.297 33,296.138 23,024.824 13,361.209 30,850.152 26,762.505 0.000
TA JPMorgan International Moderate Growth - Service Class(9) Subaccount Inception Date May 1, 2006	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.028185 $1.030422 $1.063889 $1.086276 $0.978437 $0.881220 $0.965399 $0.887090 $0.694837 $1.105324	$1.232953 $1.028185 $1.030422 $1.063889 $1.086276 $0.978437 $0.881220 $0.965399 $0.887090 $0.694837	5,583,761.522 5,750,178.004 6,172,749.476 6,947,349.540 7,188,083.995 5,652,741.639 4,053,958.025 3,360,270.105 2,502,832.847 1,828,199.626
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.370036 $2.100822 $2.192572 $1.931579 $1.488347 $1.254029 $1.248693 $1.029886 $0.985164	$2.648256 $2.370036 $2.100822 $2.192572 $1.931579 $1.488347 $1.254029 $1.248693 $1.029886	408,845.258 1,474,315.556 1,577,200.888 1,621,739.219 1,458,254.762 1,433,797.141 502,840.074 38,011.614 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date May 2, 2011	2017 2016 2015 2014 2013 2012 2011	$1.165691 $1.133311 $1.152670 $1.098662 $1.057019 $0.996413 $1.000000	$1.248645 $1.165691 $1.133311 $1.152670 $1.098662 $1.057019 $0.996413	6,217,183.580 6,569,631.446 6,650,677.021 5,847,715.692 6,962,512.022 4,885,499.132 916,324.797
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2017 2016 2015 2014 2013 2012	$1.107258 $1.129178 $1.168109 $1.090765 $1.010238 $1.000000	$1.207504 $1.107258 $1.129178 $1.168109 $1.090765 $1.010238	5,811,554.903 6,320,384.619 8,484,382.677 5,962,089.657 5,958,957.937 2,435,970.450
105

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2017 2016 2015 2014 2013 2012	$1.147306 $1.173783 $1.225180 $1.147282 $1.005291 $1.000000	$1.282219 $1.147306 $1.173783 $1.225180 $1.147282 $1.005291	3,580,825.854 4,390,724.877 4,622,833.424 4,406,150.740 4,081,449.895 1,015,728.616
TA Madison Diversified Income - Service Class Subacount Inception Date June 1, 2017	2017	$1.281982	$1.341827	0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.243990 $1.214544 $1.252491 $1.213568 $1.103217 $1.031053 $1.029338 $0.942001 $0.818886 $1.000000	$1.393105 $1.243990 $1.214544 $1.252491 $1.213568 $1.103217 $1.031053 $1.029338 $0.942001 $0.818886	38,141,441.578 41,787,454.835 45,193,207.574 48,676,913.465 50,714,186.673 38,271,110.235 23,297,494.911 9,418,417.881 3,789,642.728 29,045.221
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.283530 $1.249259 $1.274264 $1.226539 $1.156129 $1.098537 $1.078552 $0.998480 $0.999965	$1.406889 $1.283530 $1.249259 $1.274264 $1.226539 $1.156129 $1.098537 $1.078552 $0.998480	10,519,648.233 11,128,115.823 12,492,734.728 12,674,388.825 13,079,317.313 11,709,642.280 6,823,812.478 3,482,346.103 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.247992 $1.207777 $1.268046 $1.235472 $1.053646 $0.956851 $0.980374 $0.878829 $0.722717 $1.000000	$1.459587 $1.247992 $1.207777 $1.268046 $1.235472 $1.053646 $0.956851 $0.980374 $0.878829 $0.722717	29,390,833.035 37,683,752.820 40,668,513.095 44,874,791.123 42,066,295.552 29,416,200.293 21,916,533.907 16,371,292.840 7,926,176.014 339,979.103
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2017 2016 2015 2014 2013 2012	$1.170521 $1.138325 $1.191751 $1.117353 $0.990317 $1.000000	$1.280258 $1.170521 $1.138325 $1.191751 $1.117353 $0.990317	2,829,088.301 3,540,399.977 2,988,443.835 2,113,793.404 1,807,122.423 340,916.904
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.286714 $2.369998 $2.147652 $2.052367 $1.402391 $1.229552 $1.322299 $1.051095 $0.832433 $1.325226	$3.241595 $2.286714 $2.369998 $2.147652 $2.052367 $1.402391 $1.229552 $1.322299 $1.051095 $0.832433	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
106

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.756469 $2.863899 $2.603070 $2.492645 $1.707422 $1.501448 $1.617809 $1.289546 $1.024022 $1.634710	$3.898573 $2.756469 $2.863899 $2.603070 $2.492645 $1.707422 $1.501448 $1.617809 $1.289546 $1.024022	84,231.452 97,041.950 128,735.689 90,935.846 101,944.729 113,492.648 60,655.115 98,911.775 108,786.078 0.000
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.335657 $2.193233 $2.216994 $2.026737 $1.738528 $1.564589 $1.523399 $1.243310 $0.997234 $1.494481	$2.631711 $2.335657 $2.193233 $2.216994 $2.026737 $1.738528 $1.564589 $1.523399 $1.243310 $0.997234	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.352097 $2.213544 $2.243738 $2.056974 $1.769538 $1.594938 $1.557207 $1.273336 $1.024219 $1.538844	$2.642835 $2.352097 $2.213544 $2.243738 $2.056974 $1.769538 $1.594938 $1.557207 $1.273336 $1.024219	5,571,617.295 2,425,421.929 1,548,194.062 1,494,242.851 1,292,205.649 1,016,284.582 912,314.793 800,749.407 307,804.354 168,747.942
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.087760 $1.045616 $1.086881 $1.021051 $0.924764 $0.927731 $0.972919 $1.020908 $0.998168	$1.203104 $1.087760 $1.045616 $1.086881 $1.021051 $0.924764 $0.927731 $0.972919 $1.020908	4,236,034.315 4,190,630.371 4,233,356.643 4,074,628.911 3,446,475.397 1,376,366.750 454,142.122 459,661.687 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.038551 $1.002130 $1.036691 $0.965909 $0.904680 $0.902735 $0.988165 $1.022659 $0.997274	$1.131830 $1.038551 $1.002130 $1.036691 $0.965909 $0.904680 $0.902735 $0.988165 $1.022659	3,210,872.830 3,718,923.639 2,931,964.828 2,706,989.744 1,594,325.452 465,604.179 293,473.269 318,195.504 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.037660 $1.002286 $1.051673 $1.001314 $0.868392 $0.873700 $1.001344 $1.021578 $0.996406	$1.176258 $1.037660 $1.002286 $1.051673 $1.001314 $0.868392 $0.873700 $1.001344 $1.021578	2,924,070.785 2,821,761.228 2,615,737.960 2,958,162.522 2,475,986.077 857,000.122 374,471.930 317,265.679 0.000
107

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.631394 $1.608915 $1.618659 $1.566484 $1.628308 $1.533791 $1.462038 $1.381646 $1.206188 $1.257002	$1.689190 $1.631394 $1.608915 $1.618659 $1.566484 $1.628308 $1.533791 $1.462038 $1.381646 $1.206188	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.465674 $1.448832 $1.460109 $1.417595 $1.476859 $1.394065 $1.332858 $1.262615 $1.104986 $1.154883	$1.514131 $1.465674 $1.448832 $1.460109 $1.417595 $1.476859 $1.394065 $1.332858 $1.262615 $1.104986	9,747,743.530 10,876,111.086 11,683,803.253 12,417,298.214 13,813,991.854 13,243,056.211 7,401,555.028 3,475,046.540 1,219,417.332 133,703.780
TA PineBridge Inflation Opportunities - Service Class Subaccount Inception Date May 2, 2011	2017 2016 2015 2014 2013 2012 2011	$1.003182 $0.978956 $1.020959 $1.000432 $1.120422 $1.067818 $1.000000	$1.021338 $1.003182 $0.978956 $1.020959 $1.000432 $1.120422 $1.067818	3,006,743.627 3,138,864.831 3,197,683.015 3,476,660.620 3,881,962.689 3,711,115.637 1,496,421.049
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 1, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$0.061591 $0.081642 $0.089215 $0.121431 $0.224097 $0.321699 $0.407092 $0.563085 $1.000000	$0.041113 $0.061591 $0.081642 $0.089215 $0.121431 $0.224097 $0.321699 $0.407092 $0.563085	3,058,501.553 4,963,422.625 3,634,974.757 1,530,164.328 1,048,357.771 6,053,023.326 5,964,615.355 222,729.233 1,197.677
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date May 2, 2011	2017 2016 2015 2014 2013 2012 2011	$1.092376 $1.077997 $1.118419 $1.093530 $1.034599 $0.981563 $1.000000	$1.204541 $1.092376 $1.077997 $1.118419 $1.093530 $1.034599 $0.981563	2,964,062.534 3,192,011.964 3,999,086.015 4,281,595.562 4,438,423.919 3,242,168.111 1,612,580.323
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 2, 2011	2017 2016 2015 2014 2013 2012 2011	$1.098040 $1.090831 $1.182270 $1.160229 $1.008787 $0.921070 $1.000000	$1.304088 $1.098040 $1.090831 $1.182270 $1.160229 $1.008787 $0.921070	2,990,823.604 3,492,440.694 4,179,361.407 4,302,956.954 4,289,485.774 3,233,708.345 857,704.899
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount Inception Date May 2, 2011	2017 2016 2015 2014 2013 2012 2011	$1.099513 $1.089976 $1.153485 $1.127698 $1.028090 $0.961731 $1.000000	$1.253090 $1.099513 $1.089976 $1.153485 $1.127698 $1.028090 $0.961731	8,736,989.953 10,025,744.963 11,644,556.988 12,188,084.968 12,106,783.020 5,788,423.953 186,048.180
108

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Small Mid Cap Value - Service Class(5) Subaccount Inception Date January 1, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.100046 $1.760906 $1.833930 $1.770430 $1.318339 $1.150938 $1.200178 $0.934838 $0.662697 $1.000000	$2.389512 $2.100046 $1.760906 $1.833930 $1.770430 $1.318339 $1.150938 $1.200178 $0.934838 $0.662697	1,167,477.728 1,209,425.448 1,239,492.590 1,205,932.484 890,847.923 712,074.037 385,907.202 227,799.370 36,197.415 0.000
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.954940 $2.691282 $2.661504 $2.530385 $1.779173 $1.557956 $1.551893 $1.169467 $0.854110 $1.357315	$3.570280 $2.954940 $2.691282 $2.661504 $2.530385 $1.779173 $1.557956 $1.551893 $1.169467 $0.854110	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$3.703653 $3.379834 $3.351557 $3.195598 $2.252732 $1.977404 $1.973204 $1.491012 $1.091873 $1.739305	$4.461413 $3.703653 $3.379834 $3.351557 $3.195598 $2.252732 $1.977404 $1.973204 $1.491012 $1.091873	1,163,359.124 1,206,825.864 1,295,784.514 1,356,401.667 1,363,319.399 1,236,186.372 514,349.653 191,672.736 43,952.099 23,227.413
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date January 1, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.320802 $2.202499 $2.266805 $2.087607 $1.588828 $1.374186 $1.424304 $1.210691 $0.843426 $1.475270	$2.857469 $2.320802 $2.202499 $2.266805 $2.087607 $1.588828 $1.374186 $1.424304 $1.210691 $0.843426	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount Inception Date January 1, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.479839 $2.359196 $2.434568 $2.247181 $1.714040 $1.486352 $1.544789 $1.316406 $0.919121 $1.611051	$3.045757 $2.479839 $2.359196 $2.434568 $2.247181 $1.714040 $1.486352 $1.544789 $1.316406 $0.919121	112,036.163 166,207.195 205,748.414 1,179,592.028 1,160,442.078 988,892.500 137,171.910 134,825.427 73,937.283 25,196.584
TA TS&W International Equity - Initial Class Subaccount Inception Date January 1, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.737568 $1.741348 $1.741063 $1.860148 $1.515432 $1.314957 $1.554192 $1.451334 $1.167904 $1.934279	$2.108321 $1.737568 $1.741348 $1.741063 $1.860148 $1.515432 $1.314957 $1.554192 $1.451334 $1.167904	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
109

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA TS&W International Equity - Service Class Subaccount Inception Date January 1, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.045442 $2.056223 $2.061529 $2.207073 $1.802010 $1.567856 $1.858979 $1.740389 $1.402810 $2.331513	$2.476808 $2.045442 $2.056223 $2.061529 $2.207073 $1.802010 $1.567856 $1.858979 $1.740389 $1.402810	159,447.550 153,416.779 155,900.113 167,216.317 173,551.288 116,924.547 71,341.785 67,986.347 16,045.242 15,718.089
TA U.S. Equity Index - Service Class(3) Subaccount Inception Date May 1, 2017	2017	$9.998817	$11.211232	816.639
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.279667 $2.246092 $2.129478 $1.941581 $1.484781 $1.329149 $1.398595 $1.202573 $0.942915 $1.769136	$2.907555 $2.279667 $2.246092 $2.129478 $1.941581 $1.484781 $1.329149 $1.398595 $1.202573 $0.942915	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.452179 $2.422417 $2.301749 $2.103766 $1.612851 $1.447720 $1.526478 $1.316212 $1.034414 $1.946886	$3.119474 $2.452179 $2.422417 $2.301749 $2.103766 $1.612851 $1.447720 $1.526478 $1.316212 $1.034414	1,403,651.228 1,512,784.868 1,664,608.511 372,283.402 396,203.869 372,259.182 286,562.202 4,494.861 4,709.842 9,737.390

Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.871437 $1.705914 $1.702946 $1.577669 $1.186830 $1.024988 $0.978382 $0.878204 $0.738833 $1.261449	$2.192146 $1.871437 $1.705914 $1.702946 $1.577669 $1.186830 $1.024988 $0.978382 $0.878204 $0.738833	0.000 0.000 0.000 0.000 0.000 702.797 705.668 3,559.318 3,582.663 3,607.264
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.533753 $1.517153 $1.385704 $1.232456 $0.910853 $0.790303 $0.831363 $0.766396 $0.565961 $0.952272	$1.994683 $1.533753 $1.517153 $1.385704 $1.232456 $0.910853 $0.790303 $0.831363 $0.766396 $0.565961	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
110

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.593097 $2.437036 $2.457291 $2.228311 $1.722877 $1.502076 $1.564362 $1.354615 $1.012451 $1.788832	$3.114069 $2.593097 $2.437036 $2.457291 $2.228311 $1.722877 $1.502076 $1.564362 $1.354615 $1.012451	47,688.153 47,688.153 47,688.153 47,688.153 47,688.153 47,688.153 47,688.153 47,688.153 47,688.153 47,688.153
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.879677 $1.616787 $1.709454 $1.595530 $1.263782 $1.093210 $1.099640 $0.968848 $0.755259 $1.337242	$2.091396 $1.879677 $1.616787 $1.709454 $1.595530 $1.263782 $1.093210 $1.099640 $0.968848 $0.755259	0.000 0.000 0.000 0.000 0.000 615.110 617.617 620,489 623.339 626.617
Fidelity VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 3, 2004	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.827021 $1.848627 $1.776795 $1.607000 $1.182989 $1.003873 $0.996764 $0.817352 $0.568927 $1.284076	$2.421261 $1.827021 $1.848627 $1.776795 $1.607000 $1.182989 $1.003873 $0.996764 $0.817352 $0.568927	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.516252 $1.526754 $1.446003 $1.318845 $0.981851 $0.869018 $0.880152 $0.719468 $0.569269 $1.093944	$2.018999 $1.516252 $1.526754 $1.446003 $1.318845 $0.981851 $0.869018 $0.880152 $0.719468 $0.569269	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$3.562366 $3.222550 $3.316852 $3.167276 $2.360244 $2.086107 $2.369263 $1.865781 $1.351755 $2.266360	$4.241099 $3.562366 $3.222550 $3.316852 $3.167276 $2.360244 $2.086107 $2.369263 $1.865781 $1.351755	45,716.904 45,716.904 45,716.904 45,716.904 45,716.904 45,716.904 45,716.904 45,716.904 45,716.904 45,716.904
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.317730 $2.147514 $2.246013 $2.135026 $1.660490 $1.323223 $1.472847 $1.180361 $0.760482 $1.580730	$2.726105 $2.317730 $2.147514 $2.246013 $2.135026 $1.660490 $1.323223 $1.472847 $1.180361 $0.760482	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
111

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.360078 $1.207682 $1.315580 $1.273260 $1.131434 $1.016968 $1.005682 $0.903723 $0.674813 $0.971353	$1.473281 $1.360078 $1.207682 $1.315580 $1.273260 $1.131434 $1.016968 $1.005682 $0.903723 $0.674813	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.304040 $1.137625 $1.211658 $1.145233 $0.904048 $0.801269 $0.819803 $0.746489 $0.599635 $0.965403	$1.395506 $1.304040 $1.137625 $1.211658 $1.145233 $0.904048 $0.801269 $0.819803 $0.746489 $0.599635	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2017 2016 2015 2014 2013 2012	$1.483857 $1.472636 $1.423414 $1.332374 $0.964999 $1.000000	$1.861694 $1.483857 $1.472636 $1.423414 $1.332374 $0.964999	0.000 0.000 0.000 0.000 0.000 0.000
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.327418 $2.102009 $2.051015 $1.850161 $1.418737 $1.227967 $1.264171 $1.019736 $0.714794 $1.289164	$2.921431 $2.327418 $2.102009 $2.051015 $1.850161 $1.418737 $1.227967 $1.264171 $1.019736 $0.714794	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.117835 $1.111554 $1.154692 $1.090790 $0.862311 $0.728468 $0.857507 $0.751573 $0.553819 $1.016044	$1.398672 $1.117835 $1.111554 $1.154692 $1.090790 $0.862311 $0.728468 $0.857507 $0.751573 $0.553819	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Henderson Mid Cap Value Portfolio - Service Shares Subaccount Inception Date May 1, 2004	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.411849 $2.056122 $2.161591 $2.018285 $1.624295 $1.484495 $1.549208 $1.359661 $1.035702 $1.454423	$2.706882 $2.411849 $2.056122 $2.161591 $2.018285 $1.624295 $1.484495 $1.549208 $1.359661 $1.035702	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 3,730.542
112

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
JPMorgan Insurance Trust Core Bond Portfolio Subaccount Inception Date April 23, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.274939 $1.264094 $1.265725 $1.221478 $1.255193 $1.206639 $1.136914 $1.053799 $1.000000	$1.304228 $1.274939 $1.264094 $1.265725 $1.221478 $1.255193 $1.206639 $1.136914 $1.053799	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
JPMorgan Insurance Trust Mid Cap Value Portfolio Subaccount Inception Date April 23, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.111631 $2.746776 $2.856976 $2.513045 $1.923222 $1.617737 $1.603270 $1.352727 $1.000000	$3.496356 $3.111631 $2.746776 $2.856976 $2.513045 $1.923222 $1.617737 $1.603270 $1.314897	40,389.121 40,389.121 40,389.121 40,389.121 40,389.121 40,389.121 40,389.121 40,389.121 40,389.121
JPMorgan Insurance Trust Small Cap Core Portfolio Subaccount Inception Date April 23, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.122963 $2.630201 $2.811570 $2.597484 $1.848221 $1.563096 $1.661890 $1.323602 $1.000000	$3.554193 $3.122963 $2.630201 $2.811570 $2.597484 $1.848221 $1.563096 $1.661890 $1.323602	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
JPMorgan Insurance Trust U.S. Equity Portfolio–Class 1 Subaccount Inception Date April 23, 2009	2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.822986 $2.576367 $2.586224 $2.298955 $1.708802 $1.470738 $1.517421 $1.352727 $1.000000	$3.410867 $2.822986 $2.576367 $2.586224 $2.298955 $1.708802 $1.470738 $1.517421 $1.352727	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.178182 $2.026982 $2.097320 $2.295573 $1.645861 $1.378473 $1.559306 $1.161385 $0.721754 $1.208354	$2.717863 $2.178182 $2.026982 $2.097320 $2.295573 $1.645861 $1.378473 $1.559306 $1.161385 $0.721754	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.859665 $1.730313 $1.762153 $1.648416 $1.405624 $1.283009 $1.278746 $1.180963 $1.015691 $1.323958	$2.057638 $1.859665 $1.730313 $1.762153 $1.648416 $1.405624 $1.283009 $1.278746 $1.180963 $1.015691	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
113

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$0.980781 $0.926525 $1.003248 $1.143036 $0.941134 $0.805995 $0.913165 $0.852876 $0.630121 $1.070130	$1.130417 $0.980781 $0.926525 $1.003248 $1.143036 $0.941134 $0.805995 $0.913165 $0.852876 $0.630121	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA AB Dynamic Allocation - Initial Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.680861 $1.664793 $1.686880 $1.618005 $1.528428 $1.458088 $1.449976 $1.343302 $1.035882 $1.661544	$1.821913 $1.680861 $1.664793 $1.686880 $1.618005 $1.528428 $1.458088 $1.449976 $1.343302 $1.035882	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon Government Money Market - Initial Class Subaccount Inception Date January 1, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.003957 $1.016387 $1.029083 $1.041878 $1.054856 $1.068064 $1.081306 $1.094790 $1.107014 $1.094695	$0.991612 $1.003957 $1.016387 $1.029083 $1.041878 $1.054856 $1.068064 $1.081306 $1.094790 $1.107014	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 3,788.167
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 21, 1999	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.302884 $2.021478 $2.136983 $2.080936 $1.976566 $1.705221 $1.647887 $1.483913 $1.020431 $1.381306	$2.443835 $2.302884 $2.021478 $2.136983 $2.080936 $1.976566 $1.705221 $1.647887 $1.483913 $1.020431	2,283.368 2,286.317 2,289.782 2,293.526 2,297.165 2,892.387 2,899.536 2,908.337 2,916.915 2,926.523
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date June 16, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.450611 $1.464293 $1.481129 $1.432932 $1.484019 $1.429157 $1.344691 $1.304088 $1.263925 $1.188702	$1.470818 $1.450611 $1.464293 $1.481129 $1.432932 $1.484019 $1.429157 $1.344691 $1.304088 $1.263925	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 3,812.614
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.265967 $1.996455 $2.096788 $1.892658 $1.471331 $1.333492 $1.314183 $1.204776 $1.070125 $1.638984	$2.605730 $2.265967 $1.996455 $2.096788 $1.892658 $1.471331 $1.333492 $1.314183 $1.204776 $1.070125	60,644.446 61,401.897 62,367.407 73,974.715 65,978.799 123,031.045 124,434.965 130,015.266 32,160.498 6,038.582
114

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.632984 $2.649248 $2.698595 $2.405962 $2.344689 $1.895479 $2.035925 $1.782147 $1.352468 $2.376670	$2.894929 $2.632984 $2.649248 $2.698595 $2.405962 $2.344689 $1.895479 $2.035925 $1.782147 $1.352468	0.000 0.000 0.000 831.125 8,217.075 8,513.688 8,521.669 8,530.602 8,540.821 8,552.397
TA Greystone International Growth - Initial Class(4) Subaccount Inception Date May 1, 2001	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.370626 $1.386627 $1.402894 $1.497944 $1.284313 $1.064576 $1.198383 $1.098102 $0.837955 $1.311199	$1.722585 $1.370626 $1.386627 $1.402894 $1.497944 $1.284313 $1.064576 $1.198383 $1.098102 $0.837955	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.356242 $1.401791 $1.494522 $1.512975 $1.100950 $1.021978 $1.109148 $0.838670 $0.528867 $0.997022	$1.728125 $1.356242 $1.401791 $1.494522 $1.512975 $1.100950 $1.021978 $1.109148 $0.838670 $0.528867	2,049.381 2,052.029 2,055.137 2,058.497 2,061.763 2,065.319 2,069.565 0.000 0.000 0.000
TA Jennison Growth - Initial Class Subaccount Inception Date December 13, 1996	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.736331 $1.787436 $1.624534 $1.495887 $1.099890 $0.962002 $0.980165 $0.884015 $0.634782 $1.020357	$2.339869 $1.736331 $1.787436 $1.624534 $1.495887 $1.099890 $0.962002 $0.980165 $0.884015 $0.634782	26,451.430 26,777.607 26,801.739 26,824.695 63,205.499 75,333.625 92,571.438 105,020.891 15,699.102 15,736.073
TA JPMorgan Asset Allocation - Conservative - Initial Class(5) Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.694263 $1.639591 $1.693225 $1.677670 $1.553164 $1.463492 $1.443418 $1.341624 $1.084764 $1.393535	$1.887771 $1.694263 $1.639591 $1.693225 $1.677670 $1.553164 $1.463492 $1.443418 $1.341624 $1.084764	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Growth - Initial Class(6) Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.839475 $1.755703 $1.812649 $1.786542 $1.426436 $1.282768 $1.373148 $1.209469 $0.943304 $1.582269	$2.264389 $1.839475 $1.755703 $1.812649 $1.786542 $1.426436 $1.282768 $1.373148 $1.209469 $0.943304	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
115

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Moderate Growth - Initial Class(7) Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.848530 $1.756582 $1.819163 $1.795718 $1.522976 $1.393746 $1.440106 $1.293468 $1.021885 $1.538888	$2.186796 $1.848530 $1.756582 $1.819163 $1.795718 $1.522976 $1.393746 $1.440106 $1.293468 $1.021885	123,520.505 123,520.505 123,520.505 123,520.505 123,520.505 123,520.505 123,520.505 123,520.505 123,520.505 0.000
TA JPMorgan Asset Allocation - Moderate - Initial Class(8) Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.798554 $1.724989 $1.786339 $1.759986 $1.570026 $1.452682 $1.462229 $1.341335 $1.074425 $1.469438	$2.068938 $1.798554 $1.724989 $1.786339 $1.759986 $1.570026 $1.452682 $1.462229 $1.341335 $1.074425	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 2, 1997	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.853689 $1.685474 $1.707802 $1.514335 $1.157026 $1.006921 $1.012004 $0.889633 $0.695084 $1.123403	$2.218160 $1.853689 $1.685474 $1.707802 $1.514335 $1.157026 $1.006921 $1.012004 $0.889633 $0.695084	27,722.476 28,861.475 29,757.995 30,621.235 31,578.223 33,365.353 49,287.001 50,621.823 80,871.006 94,033.501
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.107181 $2.182856 $1.977088 $1.888425 $1.289733 $1.130215 $1.214860 $0.965218 $0.764045 $1.215742	$2.988573 $2.107181 $2.182856 $1.977088 $1.888425 $1.289733 $1.130215 $1.214860 $0.965218 $0.764045	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.352670 $2.208127 $2.230944 $2.038483 $1.747752 $1.572120 $1.529974 $1.248058 $1.000543 $1.498683	$2.652196 $2.352670 $2.208127 $2.230944 $2.038483 $1.747752 $1.572120 $1.529974 $1.248058 $1.000543	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.643290 $1.619850 $1.628858 $1.575574 $1.636957 $1.541170 $1.468334 $1.386905 $1.210180 $1.260541	$1.702346 $1.643290 $1.619850 $1.628858 $1.575574 $1.636957 $1.541170 $1.468334 $1.386905 $1.210180	0.000 0.000 0.000 0.000 0.000 532.769 534.941 537.431 539.902 542.739
116

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Small/Mid Cap Value - Initial Class Subaccount Inception Date January 1, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$3.869933 $3.234792 $3.359635 $3.232715 $2.401091 $2.088952 $2.172744 $1.686857 $1.192595 $2.042093	$4.416785 $3.869933 $3.234792 $3.359635 $3.232715 $2.401091 $2.088952 $2.172744 $1.686857 $1.192595	91,261.783 91,269.665 91,279.035 97,754.194 98,024.589 119,120.721 119,310.291 120,121.218 120,164.570 130,365.563
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.743190 $2.497190 $2.468336 $2.345567 $1.648412 $1.442743 $1.436428 $1.081922 $0.789781 $1.254462	$3.316068 $2.743190 $2.497190 $2.468336 $2.345567 $1.648412 $1.442743 $1.436428 $1.081922 $0.789781	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date January 1, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.130480 $2.020875 $2.078854 $1.913568 $1.455655 $1.258384 $1.303628 $1.107576 $0.771208 $1.348278	$2.624434 $2.130480 $2.020875 $2.078854 $1.913568 $1.455655 $1.258384 $1.303628 $1.107576 $0.771208	3,228.521 3,228.521 3,228.521 3,228.521 3,228.521 17,098.019 17,098.019 17,098.019 17,098.019 17,098.019
TA TS&W International Equity - Initial Class Subaccount Inception Date January 1, 1995	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.445564 $1.447990 $1.447038 $1.545246 $1.258268 $1.091270 $1.289168 $1.203254 $0.967802 $1.602061	$1.754874 $1.445564 $1.447990 $1.447038 $1.545246 $1.258268 $1.091270 $1.289168 $1.203254 $0.967802	8,655.599 8,659.550 8,664.451 8,668.770 8,673.518 19,432.569 19,539.735 20,020.076 20,037.173 29,379.807
117

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.824940 $1.797173 $1.703016 $1.551973 $1.186249 $1.061382 $1.116284 $0.959353 $0.751847 $1.409942	$2.328731 $1.824940 $1.797173 $1.703016 $1.551973 $1.186249 $1.061382 $1.116284 $0.959353 $0.751847	29,216.599 30,111.361 30,868.406 31,598.765 120,952.218 140,982.344 162,894.230 130,185.492 146,106.331 159,591.103
(1)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(4)	Effective on or about May 1, 2018, TA MFS International Equity was renamed TA Greystone International Growth.
(5)	Effective on or about February 1, 2018 TA Asset Allocation – Conservative was renamed TA JPMorgan Asset Allocation – Conservative.
(6)	Effective on or about February 1, 2018 TA Asset Allocation – Growth was renamed TA JPMorgan Asset Allocation – Growth.
(7)	Effective on or about February 1, 2018 TA Asset Allocation – Moderate Growth was renamed TA JPMorgan Asset Allocation – Moderate Growth.
(8)	Effective on or about February 1, 2018 TA Asset Allocation – Moderate was renamed TA JPMorgan Asset Allocation – Moderate.
(9)	Effective on or about February 1, 2018 TA International Moderate Growth was renamed TA JPMorgan International Moderate Growth.
118

APPENDIX
Prior Withdrawal/ Growth Percentages and Rider Fees
The table below identifies the prior percentages for the Retirement Income Max® rider.
Rider fee Percentages
Date	Percentage
Prior to February 1, 2018	1.25%
After February 1, 2018	1.35%
Growth Percentages
Date	Percentage
Prior to May 1, 2014	5.00%
May 1, 2014 to January 31, 2018	5.50%
After February 1, 2018	7.20%
new York Single Life Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage
Prior to December 12, 2011	0-58 59-64 65-74 ≥75	0.00% 4.50% 5.50% 6.50%
December 12, 2011 to May 1, 2014	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%
May 1, 2014 to March 1, 2015	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%
March 2, 2015 to October 1, 2015	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%
October 1, 2015 to December 31, 2016	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%
January 1, 2017 to January 31, 2018	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%
After February 1, 2018	0-58 59-64 65-79 ≥80	N/A 4.00% 5.00% 6.00%
119

Prior Withdrawal/ Growth Percentages and Rider Fees — (Continued)
new York Joint life Withdrawal Percentages
Date	Age at time of first withdrawal	Joint Life Percentage
Prior to December 12, 2011	0-58 59-64 65-74 ≥75	0.00% 4.10% 5.10% 6.10%
December 12, 2011 to May 1, 2014	0-58 59-64 65-79 ≥80	0.00% 3.80% 4.80% 5.80%
May 1, 2014 to March 1, 2015	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 6.00%
March 2, 2015 to October 1, 2015	0-58 59-64 65-79 ≥80	0.00% 3.80% 4.80% 5.80%
October 1, 2015 to December 31, 2016	0-58 59-64 65-79 ≥80	0.00% 0.00% 4.80% 5.80%
January 1, 2017 to January 31, 2018	0-58 59-64 65-79 ≥80	0.00% 0.00% 4.70% 5.70%
After February 1, 2018	0-61 62-64 65-79 ≥80	N/A 3.50% 4.50% 5.50%
120

F I N A N C I A L  S T A T E M E N T S  –  S T A T U T O R Y  B A S I S

A N D  S U P P L E M E N T A R Y  I N F O R M A T I O N

Transamerica Financial Life Insurance Company

Years Ended December 31, 2017, 2016 and 2015

Transamerica Financial Life Insurance Company

Financial Statements – Statutory Basis

and Supplementary Information

Years Ended December 31, 2017, 2016, and 2015

Report of Independent Auditors

To the Board of Directors of

Transamerica Financial Life Insurance Company

We have audited the accompanying statutory financial statements of Transamerica Financial Life Insurance Company (the “Company”), which comprise the statutory balance sheets as of December 31, 2017 and 2016 and the related statutory statements of operations, of changes in capital and surplus, and of cash flow for the years ended December 31, 2017, 2016, and 2015.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2017 and 2016, or the results of its operations or its cash flows for the years ended December 31, 2017, 2016, and 2015.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2017 and 2016 and the results of its operations and its cash flows for the years ended December 31, 2017, 2016, and 2015, in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 2.

Other Matter

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The supplemental Summary of Investments - Other Than Investments in Related Parties of the Company as of December 31, 2017 and the Supplementary Insurance Information and Reinsurance of the Company as of December 31, 2017, 2016, and 2015 and for the years then ended are presented for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 26, 2018

2

Transamerica Financial Life Insurance Company

Balance Sheets - Statutory Basis

(Dollars in Thousands)

	December 31
	2017	2016

Admitted assets
Cash, cash equivalents and short-term investments	$534,488	$420,915
Bonds	5,939,413	6,401,964
Preferred stocks	4,552	4,552
Common stocks	2,889	3,025
Mortgage loans on real estate	1,348,257	1,243,156
Real estate	3,604	3,600
Policy loans	125,868	122,026
Securities lending reinvested collateral assets	418,193	307,732
Derivatives	84,250	85,941
Other invested assets	267,210	227,261

Total cash and invested assets	8,728,724	8,820,172

Accrued investment income	77,783	85,930
Premiums deferred and uncollected	12,391	13,792
Current federal income tax recoverable	-	39,091
Net deferred income tax asset	29,700	48,911
Other assets	39,606	29,092
Separate account assets	25,304,275	23,281,407

Total admitted assets	$34,192,479	$32,318,395

Liabilities and capital and surplus
Aggregate reserves for policies and contracts	$6,767,562	$7,138,665
Policy and contract claim reserves	40,142	42,014
Liability for deposit-type contracts	29,590	55,021
Transfers from separate accounts due or accrued	(201,353)	(363,988)
Asset valuation reserve	120,381	124,698
Interest maintenance reserve	49,953	62,056
Derivatives	64,472	99,747
Payable for collateral under securities loaned and other transactions	466,029	350,232
Borrowed money	204,899	20,005
Current federal income tax payable	15,118	-
Other liabilities	281,027	416,233
Separate account liabilities	25,304,273	23,281,407

Total liabilities	33,142,093	31,226,090

Total capital and surplus	1,050,386	1,092,305

Total liabilities and capital and surplus	$34,192,479	$32,318,395

See accompanying notes.

3

Transamerica Financial Life Insurance Company

Statements of Operations - Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2017	2016	2015

Revenues
Premiums and annuity considerations	$5,158,586	$5,775,260	$5,812,994
Net investment income	371,734	408,329	415,548
Fee revenue and other income	353,437	367,507	352,278

Total revenue	5,883,757	6,551,096	6,580,820

Benefits and expenses
Death benefits	69,232	73,456	76,149
Annuity benefits	108,660	121,979	127,894
Accident and health benefits	67,199	58,684	74,781
Surrender benefits	5,956,797	5,651,094	5,009,782
Other benefits	8,243	10,097	9,958
Net increase (decrease) in reserves	(371,102)	93,344	(198,812)
Commissions	150,601	164,667	185,806
Net transfers to (from) separate accounts	(452,272)	(79,281)	783,118
General insurance expenses and other	89,830	154,113	166,819

Total benefits and expenses	5,627,188	6,248,153	6,235,495

Gain (loss) from operations before federal income taxes	256,569	302,943	345,325
Federal income tax (benefit) expense	26,972	42,388	54,965

Net gain (loss) from operations	229,597	260,554	290,360
Net realized capital gains (losses), after tax and amounts transferred to interest maintenance reserve	(70,939)	(35,577)	(30,484)

Net income (loss)	$158,658	$224,977	$259,876

See accompanying notes.

4

Transamerica Financial Life Insurance Company

Statements of Changes in Capital and

Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Surplus Notes	Paid-in Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus

Balance at January 1, 2015	$2,143	$460	$150,000	$933,659	$8,759	$(137,324)	$957,697
Net income (loss)	-	-	-	-	(106)	259,982	259,876
Change in net unrealized capital gains (losses), net of taxes	-	-	-	-	-	2,413	2,413
Change in net deferred income tax asset	-	-	-	-	-	(22,410)	(22,410)
Change in nonadmitted assets	-	-	-	-	-	13,526	13,526
Change in asset valuation reserve	-	-	-	-	-	(5,569)	(5,569)
Change in surplus as a result of reinsurance	-	-	-	-	-	(34,253)	(34,253)
Other changes - net	-	-	-	-	-	(3,894)	(3,894)

Balance at December 31, 2015	2,143	460	150,000	933,659	8,653	72,471	1,167,386
Net income (loss)	-	-	-	-	856	224,121	224,977
Change in net unrealized capital gains (losses), net of taxes	-	-	-	-	-	(20,924)	(20,924)
Change in net deferred income tax asset	-	-	-	-	-	3,541	3,541
Change in nonadmitted assets	-	-	-	-	-	4,751	4,751
Change in asset valuation reserve	-	-	-	-	-	(7,126)	(7,126)
Change in surplus as a result of reinsurance	-	-	-	-	-	(61,046)	(61,046)
Change in surplus notes	-	-	(150,000)	-	-	-	(150,000)
Dividends to stockholders	-	-	-	-	-	(70,000)	(70,000)
Other changes - net	-	-	-	-	-	746	746

Balance at December 31, 2016	$2,143	$460	$-	$933,659	$9,509	$146,534	$1,092,305

5

Transamerica Financial Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Surplus Notes	Paid-in Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus

Balance at December 31, 2016	$2,143	$460	$-	$933,659	$9,509	$146,534	$1,092,305
Net income (loss)	-	-	-	-	1,717	156,941	158,658
Change in net unrealized capital gains/losses, net of tax	-	-	-	-	-	44,050	44,050
Change in net deferred income tax asset	-	-	-	-	-	(32,885)	(32,885)
Change in nonadmitted assets	-	-	-	-	-	13,385	13,385
Change in asset valuation reserve	-	-	-	-	-	4,317	4,317
Change in surplus as a result of reinsurance	-	-	-	-	-	(71,196)	(71,196)
Dividends to stockholders	-	-	-	-	-	(160,000)	(160,000)
Other changes - net	-	-	-	1,784	(40)	8	1,752

Balance at December 31, 2017	$2,143	$460	$-	$935,443	$11,186	$101,154	$1,050,386

See accompanying notes.

6

Transamerica Financial Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2017	2016	2015

Operating activities
Premiums and annuity considerations	$5,492,906	$5,778,926	$5,809,547
Net investment income	376,164	400,563	408,238
Other income	305,144	304,792	315,661
Benefit and loss related payments	(6,221,578)	(5,921,651)	(5,288,477)
Net transfers from separate accounts	614,907	(89,156)	(806,817)
Commissions and operating expenses	(271,415)	(315,012)	(352,330)
Federal income taxes (paid) received	13,923	(72,571)	(66,187)

Net cash provided by operating activities	310,051	85,891	19,635

Investing activities
Proceeds from investments sold, matured or repaid	1,450,534	2,137,288	2,504,275
Costs of investments acquired	(1,642,388)	(1,969,870)	(2,306,531)
Net increase (decrease) in policy loans	(3,842)	(2,501)	(3,132)

Net cash provided by (used in) investing activities	(195,696)	164,917	194,612

Financing and miscellaneous activities
Capital and paid in surplus (returned) received	1,784	-	-
Net deposits (withdrawals) on deposit-type contracts	(4,319)	(8,341)	(1,266)
Net change in borrowed money	184,385	(11,475)	(43,385)
Net change in surplus notes	-	(150,000)	-
Net change in payable for collateral under securities lending and other transactions	115,782	(112,378)	(17,818)
Other cash (applied) provided	(138,414)	202,601	(94,074)
Dividends to stockholders	(160,000)	(70,000)	-

Net cash used in financing and miscellaneous activities	(782)	(149,593)	(156,543)

Net increase (decrease) in cash, cash equivalents and short-term investments	113,573	101,215	57,704

Cash, cash equivalents and short-term investments:
Beginning of year	420,915	319,700	261,996

End of year	$534,488	$420,915	$319,700

See accompanying notes.

7

Transamerica Financial Life Insurance Company

Statements of Cash Flow (supplemental) – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
Supplemental disclosures of cash flow information	2017	2016	2015

Significant non-cash activities during the year not included in the Statutory Statements of Cash Flow
Transfer of bonds and mortgage loans related to reinsurance agreement with third party	$379,177	-	-

8

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands)

December  31, 2017

1. Organization and Nature of Business

Transamerica Financial Life Insurance Company (the Company) is a stock life insurance company and is majority owned by Transamerica Corporation (TA Corp) (87.9% of shares) and minority owned by Transamerica Life Insurance Company (TLIC) (12.1% of shares). Both TA Corp and TLIC are indirect, wholly-owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands. Prior to December 31, 2015, the Company was majority owned by AEGON USA, LLC (AEGON). On December 31, 2015, AEGON merged into TA Corp, a Delaware-domiciled non-insurance affiliate.

Nature of Business

The Company sells fixed and variable life and annuity products, group life coverages, life insurance, index universal life, investment contracts, structured settlements and guaranteed interest contracts and funding agreements. The Company is licensed in 50 states and the District of Columbia. Sales of the Company’s products are primarily through brokers.

2. Basis of Presentation and Summary of Significant Accounting Policies

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services (NYDFS), which practices differ from accounting principles generally accepted in the United States of America (GAAP).

The NYDFS recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the New York Insurance Law.

The State of New York has adopted a prescribed accounting practice that differs from that found in the NAIC SAP related to the reported value of the assets supporting the Company’s guaranteed separate accounts. As prescribed by Section 1414 of the New York Insurance Law, the Commissioner found that the Company is entitled to value the assets of the guaranteed separate account at amortized cost, whereas the assets would be required to be reported at fair value under SSAP No. 56, Separate Accounts, of the NAIC SAP. There is no impact to the Company’s income or surplus as a result of utilizing this prescribed practice.

Use of Estimates

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

9

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The effects of the following variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material. Significant accounting policies and variances from GAAP are as follows:

Investments

Investments in bonds, except those to which the Securities Valuation Office (SVO) of the National Association of Insurance Commissioners (NAIC) has ascribed a NAIC designation of 6, are reported at amortized cost using the interest method. Bonds containing call provisions, except make-whole call provisions, are amortized to the call or maturity value/date which produces the lowest asset value, often referred to as yield-to-worst method. Bonds ascribed a NAIC designation of 6 are reported at the lower of amortized cost or fair value with unrealized gains and losses reported in changes in capital and surplus. Prepayment penalty or acceleration fees received in the event a bond is liquidated prior to its scheduled termination date are reported as investment income.

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. These securities meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost or fair value based upon their NAIC rating.

For GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in earnings for those designated as trading and as a separate component of other comprehensive income (OCI) for those designated as available-for-sale.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments, except for those with an initial NAIC designation of 6, which are valued at the lower of amortized cost or fair value. These securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. For statutory reporting, the retrospective adjustment method is used to value all such securities except principal-only and interest-only securities, which are valued using the prospective method.

For GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If high credit quality securities are adjusted, the retrospective method is used.

10

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The Company closely monitors below investment grade holdings and investment grade issuers where the Company has concerns to determine if an other-than-temporary (OTTI) has occurred. The Company also regularly monitors industry sectors. The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company’s ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value. The Company will record a charge to the statement of operations for the amount of the impairment.

For structured securities, cash flow trends and underlying levels of collateral are monitored. An OTTI is considered to have occurred if the fair value of the structured security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis. An OTTI is also considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security and the security is in an unrealized loss position. Structured securities considered other-than-temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow analysis. If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value. The Company will record a charge to the statement of operations for the amount of the impairment.

For GAAP, if it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the OTTI should be recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the impairment date. If the entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery, the OTTI should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in OCI, net of applicable taxes.

Investments in preferred stocks in good standing are reported at cost or amortized cost. Investments in preferred stocks are stated at amortized cost, except those with NAIC designations RP4 to RP6 and P4 to P6, which are reported at lower of amortized cost or fair value, and the related net unrealized capital gains and losses are reported in changes in capital and surplus.

Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in net unrealized capital gains or losses reported in changes in capital and surplus.

11

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

If the Company determines that a decline in the fair value of a common stock or a preferred stock is other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company considers the following factors in determining whether a decline in value is other-than-temporary: (a) the financial condition and prospects of the issuer; (b) whether or not the Company has made a decision to sell the investment; and (c) the length of time and extent to which the value has been below cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized. Prepayment penalty or acceleration fees received in the event a loan is liquidated prior to its scheduled termination date are reported as investment income.

Valuation allowances are established for mortgage loans, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus as part of the change in asset valuation reserve (AVR), rather than being included as a component of earnings as would be required under GAAP.

Real estate that the Company classifies as held for sale is measured at lower of carrying amount or fair value less cost to sell. Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

The Company has minority ownership interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying audited GAAP equity of the investee.

For a decline in the fair value of an investment in a joint venture or limited partnership which is determined to be other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company considers an impairment to have occurred if it is probable that the Company will be unable to recover the carrying amount of the investment or if there is evidence indicating inability of the investee to sustain earnings which would justify the carrying amount of the investment.

12

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Investments in Low Income Housing Tax Credit (LIHTC) properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company. The carrying value is amortized over the life of the investment. Amortization is calculated as a ratio of the current year tax credits and tax benefits compared to the total expected tax credits and tax benefits over the life of the investment.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less (principally stated at amortized cost) and money market mutual funds which are reported at fair value.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Policy loans are reported at unpaid principal balances.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Income is also not accrued when collection is uncertain.

Valuation Reserves

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, primarily bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals into net investment income over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five year bands. That net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pre-tax basis in the period that the assets giving rise to the gains or losses are sold.

The AVR provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Derivative Instruments

Overview: The Company may use various derivative instruments (options, caps, floors, swaps, foreign currency forwards, and futures) to manage risks related to its ongoing business

13

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

operations. On the transaction date of the derivative instrument, the Company designates the derivative as either (A) hedging (fair value, foreign currency fair value, cash flow, foreign currency cash flow, forecasted transactions, or net investment in a foreign operation), (B) replication, (C) income generation, or (D) held for other investment/risk management activities, which do not qualify for hedge accounting under SSAP No. 86, Derivatives.

(A)

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under US GAAP, the effective and ineffective portions of a single hedge are accounted for separately, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of OCI rather than to income as required for fair value hedges, and an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and the risk of the host contract is accounted for separately from the host contract and valued and reported at fair value.

(B)

Derivative instruments are also used in replication (synthetic asset) transactions. In these transactions, the derivative is accounted for in a manner consistent with the cash instrument and replicated asset. For US GAAP, the derivative is reported at fair value, with the changes in fair value reported in income.

(C)

Derivative instruments used in income generation relationships are accounted for on a basis that is consistent with the associated covered asset or underlying interest to which the derivative relates (amortized cost or fair value). Derivative instruments held for other investment/risk management activities are measured at fair value with value adjustments recorded in unassigned surplus.

(D)

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the hedged asset or liability changes, the value of the hedging derivative is expected to move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

The Company is exposed to credit-related losses in the event of non-performance by counterparties to derivative instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit rating of ‘A’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net

14

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets instead.

Instruments:

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Cross currency swaps are utilized to mitigate risks when the Company holds foreign denominated assets or liabilities therefore converting the asset or liability to a U.S. dollar denominated security. These cross currency swap agreements involve the exchange of two principal amounts in two different currencies at the prevailing currency rate at contract inception. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually where the terms of the swap must meet the terms of the hedged instrument. For swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract and the foreign currency translation adjustment is recorded as unrealized gain/loss in capital and surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

Total return swaps are used in the asset/liability management process to mitigate the delta risk created when the Company has issued minimum guarantee insurance contracts linked to an index. These total return swaps generally provide for the exchange of the difference between fixed leg (tied to the Standard & Poor’s (S&P) or other global market financial index) and floating leg (tied to the London Interbank Offered Rate (LIBOR)) amounts based on an underlying notional amount (also tied to the underlying index). Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge

15

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Futures contracts are used to hedge the liability risk associated with when the Company issues products providing the customer a return based on various global market indices. Futures are marked to market on a daily basis whereby a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements.

A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. The Company replicates investment grade corporate bonds or sovereign debt by combining a highly rated security as a cash component with a written credit default swap which, in effect, converts the high quality asset into an investment grade corporate asset or a sovereign debt. The benefits of using the swap market to replicate credit include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame. Generally, a premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss.

Securities Lending Assets and Liabilities

The Company loans securities to third parties under agent-managed securities lending programs, accounted for as secured borrowings. Cash collateral received which may be sold or repledged by the Company is reflected as a one-line entry on the balance sheet (securities lending reinvested collateral assets) and a corresponding liability is established to record the obligation to return the cash collateral. Collateral received which may not be sold or repledged is not recorded on the Company’s balance sheet. Under GAAP, the reinvested collateral is included within invested assets (i.e. it is not one-line reported).

Repurchase Agreements

For dollar repurchase agreements accounted for as secured borrowings, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date. The securities transferred are not removed from the balance sheet, and the cash received as collateral is invested as needed or used for general corporate purposes of the Company. A liability is established to record the obligation to return the cash collateral and included in Borrowed Money on the Balance Sheets.

Other Assets and Other Liabilities

Other assets consist primarily of general insurance and reinsurance accounts receivable. Other “admitted assets” are valued principally at cost, as required or permitted by New York Insurance Laws.

16

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Other liabilities consist primarily of amounts withheld by the Company, commissions payable, and accrued expenses.

Separate Accounts

The majority of the separate accounts held by the Company represent funds which are administered for pension plans. The assets in the managed separate accounts consist of common stock, long-term bonds, real estate and short-term investments. The non-managed separate accounts are invested by the Company in a corresponding portfolio of Diversified Investors Portfolios. The portfolios are registered under the Investment Company Act of 1940, as amended, as open-ended, diversified, management investment companies.

Except for some guaranteed separate accounts, which are carried at amortized cost, the assets are carried at fair value, and the investment risks associated with fair value changes are borne entirely by the policyholder. Some of the guaranteed separate accounts provide a guarantee of principal and some include an interest guarantee of 4% or less, so long as the contract is in effect. Separate account asset performance less than guaranteed requirements is transferred from the general account and reported in the statements of operations.

Assets held in trust for purchases of separate account contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to these assets accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

The investment risks associated with fair value changes of the separate account are borne entirely by the contract owners except in cases where minimum guarantees exist. Income and gains and losses with respect to the assets in the separate accounts supporting modified guaranteed annuity contracts are included in the Company’s statements of operations as a component of net transfers from separate accounts.

Separate account assets and liabilities reported in the accompanying financial statements consist of two types: non-indexed guaranteed and nonguaranteed. Non-indexed guaranteed separate accounts represent funds invested by the Company for the benefit of contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than the guaranteed requirements is either transferred to or received from the general account and reported in the statements of operations. Non-indexed guaranteed separate account assets and liabilities are carried at amortized cost.

The non-guaranteed separate account assets and liabilities represent group annuity funds segregated by the Company for the benefit of contract owners, who bear the investment risks. The assets and liabilities of the nonguaranteed separate accounts are carried at estimated fair value.

17

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are calculated by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

Surrender values are not promised in excess of the legally computed reserves. For annual premium variable life insurance there is an extra premium charged to the policyholder before the premium is transferred to the Separate Accounts. An additional reserve for this policy is held in the General Account that is a multiple of the reserve that would otherwise be held.

For GAAP, policy reserves are calculated based on estimated expected experience or actual account balances.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements and other annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance, and are not reported as premiums, benefits or changes in reserves in the statement of operations. Interest on these policies is reflected in other benefits.

Premiums and Annuity Considerations

Revenues for life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received. Benefits incurred represent surrenders and death benefits paid and the change in policy reserves. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability using deposit accounting.

18

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Policyholder Dividends

Policyholder dividends are recognized when declared rather than over the term of the related policies as would be required under GAAP.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of in force blocks of business are included in unassigned surplus and amortized into income as earnings emerge on the reinsured block of business. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

Any reinsurance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances would be established for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Losses associated with an indemnity reinsurance transaction are reported within income when incurred rather than being deferred and amortized over the remaining life of the underlying reinsured contracts as would be required under GAAP.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Under GAAP, for certain reinsurance agreements whereby assets are retained by the ceding insurer (such as funds withheld or modified coinsurance) and a return is paid based on the performance of underlying investments, the assets and liabilities for these reinsurance arrangements must be adjusted to reflect the fair value of the invested assets. The NAIC SAP does not contain a similar requirement.

Deferred Income Taxes

The Company computes deferred income taxes in accordance with SSAP No. 101, Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10. Under SSAP No. 101, admitted adjusted deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with the Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus 2) the amount of adjusted gross deferred income tax assets expected to be realized within three years limited to an amount that is no greater than 15%

19

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

of current period’s adjusted statutory capital and surplus, plus 3) the amount of remaining adjusted gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities after considering the character (i.e., ordinary versus capital) and reversal patterns of the deferred tax assets and liabilities. The remaining adjusted deferred income tax assets are nonadmitted. Deferred state income taxes are not recorded under SSAP No. 101, whereas under GAAP state income taxes are included in the computation of deferred income taxes.

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred. Under GAAP, incremental costs directly related to the successful acquisition of insurance and investment contracts are deferred. For traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, acquisition costs would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Value of Business Acquired

Under GAAP, value of business acquired (VOBA) is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy contracts and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operation expenses, investment returns, nonperformance risk adjustment and other factors. VOBA is not recognized under the NAIC Accounting Practices and Procedures Manual (NAIC SAP).

Subsidiaries and affiliated companies

Investments in subsidiaries, controlled and affiliated companies (SCA) companies are stated in accordance with the Purposes and Procedures Manual of the NAIC SVO, as well as SSAP No. 97 – Investments in Subsidiary, Controlled and Affiliated Entities, A Replacement of SSAP No. 88.

The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP. Dividends or distributions received from an investee are recognized in investment income when declared to the extent that they are not in excess of the undistributed accumulated earnings attributable to an investee. Changes in investments in SCA’s are recorded as a change to the carrying value of the investment with a corresponding amount recorded directly to unrealized gain/loss (capital and surplus).

20

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Surplus Notes

Surplus notes are reported as surplus rather than liabilities as would be required under GAAP.

Nonadmitted Assets

Certain assets designated as “nonadmitted”, primarily net deferred tax assets and other assets not specifically identified as an admitted asset within the NAIC SAP, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent they are not impaired.

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances, money market mutual funds, and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

3. Accounting Changes and Corrections of Errors Recent Accounting Pronouncements

Effective January 1, 2017, the Company adopted revisions to SSAP No. 35R, Guaranty Fund and Other Assessments, which allows 1) expected renewals of short-term health contracts to be considered in determining the assets recognized from accrued guaranty fund liability assessments and 2) requires reporting entities to discount guaranty fund liabilities, and related assets, resulting from the insolvencies of insurers that wrote long-term care contracts The adoption of this guidance did not have a material impact on the financial position or results of operations of the Company.

Effective January 1, 2017, the Company adopted SSAP No. 41R, Surplus Notes. Surplus notes held by investors that are rated an equivalent NAIC 1 or 2 designation by an approved NAIC credit rating provider will be reported at amortized cost, while non-rated surplus notes or those with an equivalent designation of 3 through 6 will be reported at the lower of amortized cost or fair value adoption of this guidance did not have a material impact on the financial position or results of operations of the Company.

Effective January 1, 2017, the Company adopted revisions to SSAP No. 51R, Life Contracts, which includes updates for new principle-based reserving (PBR) requirements, with references to Valuation Manual changes. The Valuation Manual allows companies to continue using current reserve methodologies for a three-year period, beginning with the Valuation Manual operative date. For policies issued after the operative date, formulaic calculations for some policies will be supplemented with more advanced deterministic and stochastic reserve methodologies. The Company adopted the new requirements for certain of its term products. The adoption of this

21

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

guidance did not have a material impact on the financial position or results of operations of the Company.

Effective January 1, 2017, the Company adopted revisions to SSAP No. 103R, Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, which incorporates explicit accounting guidance on short sales and secured borrowing transactions when the insurer is the transferee. The adoption of this guidance did not impact the financial position or results of operations of the Company.

Effective December 31, 2017, the Company will adopt revisions to SSAP No. 2R, Cash, Drafts and Short-term Investments, which reclassify money market mutual funds from short-term investments to cash equivalents and clarify that money market mutual funds shall be valued at fair value, allowing net asset value as a practical expedient. The adoption of this guidance will not have a material impact on the financial position or results of operations of the Company.

Prior Period Correction

During the first quarter of 2016, management determined that the Company’s accretion policy was not correctly adjusting accretion yields for asset specific changes in future cash flow expectations which resulted in an understatement of investment income of $745 net of tax relating to prior years. This was corrected in 2016 and is reflected as other changes, net, in the Statement of Changes in Capital and Surplus.

Consistency of Presentation

Differences in tabular totals and references between notes are caused by rounding differences not considered to be significant to the financial statement presentation.

Reclassifications

The Company reclassified certain balances within the statutory financial statement presentation on the Balance Sheets, Statements of Operations and Statements of Cash Flows to better align with industry practice. All prior period amounts were reclassified to conform with the current period presentation. The Company did not change any financial statement totals reported in the prior periods.

4. Fair Values of Financial Instruments

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

22

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Determination of fair value

The fair values of financial instruments are determined by management after taking into consideration several sources of data. When available, the Company uses quoted market prices in active markets to determine the fair value of its investments. The Company’s valuation policy utilizes a pricing hierarchy which dictates that publicly available prices are initially sought from indices and third-party pricing services. In the event that pricing is not available from these sources, those securities are submitted to brokers to obtain quotes. Lastly, securities are priced using internal cash flow modeling techniques. These valuation methodologies commonly use reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, and/or estimated cash flows.

To understand the valuation methodologies used by third-party pricing services, the Company reviews and monitors their applicable methodology documents. Any changes to their methodologies are noted and reviewed for reasonableness. In addition, the Company performs in-depth reviews of prices received from third-party pricing services on a sample basis. The objective for such reviews is to demonstrate that the Company can corroborate detailed information such as assumptions, inputs and methodologies used in pricing individual securities against documented pricing methodologies. Only third-party pricing services and brokers with a substantial presence in the market and with appropriate experience and expertise are used.

Each month, the Company performs an analysis of the information obtained from indices, third-party services, and brokers to ensure that the information is reasonable and produces a reasonable estimate of fair value. The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar securities, review of pricing statistics and trends, and consideration of recent relevant market events. Other controls and procedures over pricing received from indices, third-party pricing services, or brokers include validation checks such as exception reports which highlight significant price changes, stale prices or un-priced securities.

Fair value hierarchy

The Company’s financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100 - Fair Value Measurements. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 -	Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

23

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Level 2 -

Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets
b) Quoted prices for identical or similar assets or liabilities in non-active markets
c) Inputs other than quoted market prices that are observable
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3 -

Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash Equivalents and Short-Term Investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments is either reported at fair value or amortized cost (which approximates fair value). Cash is not included in the below tables.

Short-Term Notes Receivable from Affiliates: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair value.

Bonds and Stocks: The NAIC allows insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method. The fair values of bonds and stocks are reported or determined using the following pricing sources: indices, third-party pricing services, brokers, external fund managers, and internal models.

Fair values for fixed maturity securities (including redeemable preferred stock) actively traded are determined from third-party pricing services, which are determined as discussed above in the description of Level 1 and Level 2 values within the fair value hierarchy. For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from third-party pricing services, or are based on non-binding broker quotes or internal models. In the case of private placements, fair values are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Real Estate: Real estate held for sale is typically valued utilizing independent external appraisers in conjunction with reviews by qualified internal appraisers. Valuations are primarily based on active market prices, adjusted for any difference in the nature, location or condition of the

24

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

specific property. If such information is not available, other valuation methods are applied, considering the value that the property’s net earning power will support, the value indicated by recent sales of comparable properties and the current cost of reproducing or replacing the property.

Other Invested Assets: The fair values for other invested assets, which include investments in surplus notes issued by other insurance companies and fixed or variable rate investments with underlying characteristics of bonds, were determined primarily by using indices, third-party pricing services and internal models.

Derivative Financial Instruments: The estimated fair values of interest rate caps and options are based upon the latest quoted market price at the balance sheet date. The estimated fair values of swaps, including interest rate and currency swaps are based on pricing models or formulas using current assumptions. The estimated fair value of credit default swaps are based upon active market data, including interest rate quotes, credit spreads, and recovery rates, which are then used to calculate probabilities of default for the fair value calculation. The Company accounts for derivatives that receive and pass hedge accounting in the same manner as the underlying hedged instrument. If that instrument is held at amortized cost, then the derivative is also held at amortized cost.

Policy Loans: The fair value of policy loans is equal to the book value of the loan, which is stated at unpaid principal balance.

Securities Lending Reinvested Collateral: The cash collateral from securities lending is reinvested in various short-term and long-term debt instruments. The fair values of these investments are determined using the methods described above under Cash Equivalents and Short-Term Investments and Bonds and Stocks.

Separate Account Assets and Annuity Liabilities: The fair value of separate account assets are based on quoted market prices when available. When not available, they are primarily valued either using third-party pricing services or are valued in the same manner as the general account assets as further described in this note. However, some separate account assets are valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilizes input that are not market observable. The fair value of separate account annuity liabilities is based on the account value for separate accounts business without guarantees. For separate accounts with guarantees, fair value is based on discounted cash flows.

Investment Contract Liabilities: Fair value for the Company’s liabilities under investment contracts, which include deferred annuities and GICs, are estimated using discounted cash flow calculations. For those liabilities that are short in duration, carrying amount approximates fair value. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

25

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Deposit-Type Contracts: The carrying amounts of deposit-type contracts reported in the accompanying balance sheets approximate their fair values. These are included in the Investment Contract Liabilities.

The Company accounts for its investments in affiliated common stock in accordance with SSAP No. 97, as such, they are not included in the following disclosures.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The following tables set forth a comparison of the estimated fair values and carrying amounts of the Company’s financial instruments, including those not measured at fair value in the balance sheets, as of December 31, 2017 and 2016, respectively:

	December 31, 2017
	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)

Admitted assets
Cash equivalents and short-term investments, other than affiliates	$374,453	$374,460	$209,113	$165,340	$–
Short-term notes receivable from affiliates	124,300	124,300	–	124,300	–
Bonds	6,346,925	5,939,413	576,950	5,655,986	113,989
Preferred stocks, other than affiliates	4,394	4,552	–	4,394	–
Mortgage loans on real estate	1,363,072	1,348,257	–	–	1,363,072
Other invested assets	23,302	19,441	–	23,107	195
Interest rate swaps	77,435	77,435	–	74,387	3,048
Currency swaps	632	902	–	632	–
Credit default swaps	9,101	5,548	–	9,101	–
Equity swaps	365	365	–	365	–
Policy loans	125,868	125,868	–	125,868	–
Securities lending reinvested collateral	418,186	418,193	–	418,186	–
Receivable from parent, subsidiaries and affiliates	3,002	3,002	–	3,002	–
Separate account assets	25,261,899	25,275,703	19,974,909	5,286,990	–

Liabilities
Investment contract liabilities	4,996,596	4,923,323	–	3,454	4,993,142
Interest rate swaps	44,303	45,781	–	42,619	1,684
Currency swaps	5,785	4,188	–	5,785	–
Credit default swaps	(3,130)	4,707	–	(3,130)	–
Equity swaps	9,795	9,795	–	9,795	–
Separate account annuity liabilities	24,819,429	24,821,405	–	20,056,852	4,762,577

26

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

	December 31, 2016
	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)

Admitted assets
Cash equivalents and short-term investments, other than affiliates	$328,733	$328,734	$–	$328,733	$–
Short-term notes receivable from affiliates	–	–	–	–	–
Bonds	6,714,779	6,401,964	577,129	5,967,691	169,959
Preferred stocks, other than affiliates	4,498	4,552	–	4,498	–
Common stocks, other than affiliates	–	–	–	–	–
Mortgage loans on real estate	1,229,443	1,243,156	–	–	1,229,443
Other invested assets	23,631	20,693	–	23,401	230
Options	–	–	–	–	–
Interest rate swaps	75,010	75,010	–	75,010	–
Currency swaps	1,589	2,150	–	1,589	–
Credit default swaps	8,327	6,399	–	8,327	–
Equity swaps	2,382	2,382	–	2,382	–
Policy loans	122,026	122,026	–	122,026	–
Securities lending reinvested collateral	307,732	307,732	–	307,732	–
Receivable from parent, subsidiaries and affiliates	–	–	–	–	–
Separate account assets	23,248,326	23,255,130	15,666,535	7,581,791	–

Liabilities
Investment contract liabilities	5,518,487	5,158,420	–	3,036	5,515,452
Interest rate swaps	86,436	86,910	–	44,095	42,341
Credit default swaps	(778)	5,498	–	(778)	–
Equity swaps	7,339	7,339	–	7,339	–
Payable to parent, subsidiaries and affiliates	12,714	12,714	–	12,714	–
Separate account annuity liabilities	22,638,491	22,638,491	–	17,049,972	5,588,519

The following tables provide information about the Company’s financial assets and liabilities measured at fair value as of December 31, 2017 and 2016:

	2017
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Industrial and miscellaneous	$–	$991	$1,302	$2,293

Total bonds	–	991	1,302	2,293

Cash equivalents and short-term
Money market mutual funds	209,113	–	–	209,113

Total short-term investments	209,113	–	–	209,113

Securities lending reinvested collateral	–	395,069	–	395,069
Derivative assets	–	74,752	3,048	77,800
Separate account assets	19,974,909	506,486	–	20,481,395

Total assets	$20,184,022	$977,298	$4,350	$21,165,670

Liabilities:
Derivative liabilities	$–	$46,236	$1,684	$47,920

Total liabilities	$–	$46,236	$1,684	$47,920

27

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

	2016
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Industrial and miscellaneous	–	155	1,344	1,499

Total bonds	–	155	1,344	1,499

Short-term investments
Government	–	57,545	–	57,545
Industrial and miscellaneous	–	270,723	–	270,723
Intercompany notes receivable	–	20,000	–	20,000
Sweep accounts	–	465	–	465

Total short-term investments	–	348,733	–	348,733

Securities lending reinvested collateral	–	281,659	–	281,659
Derivative assets	–	77,392	–	77,392
Separate account assets	15,484,245	2,002,722	–	17,486,968

Total assets	$15,484,245	$2,710,661	$1,344	$18,196,251

Liabilities:
Derivative liabilities	$–	$46,756	$42,341	$89,097

Total liabilities	$–	$46,756	$42,341	$89,097

Bonds classified in Level 2 are valued using inputs from third-party pricing services or broker quotes. Bonds classified in Level 3 are primarily those valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilize significant inputs that are not market observable.

Short-term investments are classified as Level 2 and carried at amortized cost or fair value. Because of the highly liquid nature of these assets, carrying amounts are used to approximate fair value when amortized cost is used.

Securities lending reinvested collateral is valued and classified in the same way as the underlying collateral, which is primarily composed of cash equivalents and short-term investments.

Derivatives classified as Level 2 represent over-the-counter (OTC) contracts valued using pricing models based on the net present value of estimated future cash flows, directly observed prices from exchange-traded derivatives, other OTC trades or external pricing services. Derivatives classified as Level 3 represent interest rate swaps calculated by simulation using a series of market-consistent inputs to model the dynamics of the swap. The inputs are taken from market instruments to the extent that they exist.

Separate account assets and liabilities are valued and classified in the same way as general accounts assets and liabilities (described above).

During 2017 and 2016, there were no transfers between Level 1 and 2.

28

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The following tables summarize the changes in assets classified in Level 3 for 2017 and 2016:

	Beginning			Total Gains	Total Gains (Losses)
	Balance at	Transfers in	Transfers out	(Losses) Included	Included in Surplus
	January 1, 2017	(Level 3)	(Level 3)	in Net income (a)	(b)

Bonds
Other	$1,344	$1,448	$1,344	$–	$(98)
Derivatives	(42,341)	–	–	(22,627)	43,705

Total	$(40,997)	$1,448	$1,344	$(22,627)	$43,607

					Ending Balance at
	Purchases	Issuances	Sales	Settlements	December 31, 2017

Bonds
Other	$–	$–	$–	$48	$1,302
Derivatives	–	–	–	(22,627)	1,364

Total	$–	$–	$–	$(22,579)	$2,666

	Beginning			Total Gains	Total Gains (Losses)
	Balance at	Transfers in	Transfers out	(Losses) Included	Included in Surplus
	January 1, 2016	(Level 3)	(Level 3)	in Net income (a)	(b)

Bonds
RMBS	$335	$–	$333	$(21)	$19
Other	1,295	–	–	23	221
Derivatives	3,318	–	–	7,536	(45,659)

Total	$4,948	$–	$333	$7,538	$(45,419)

					Ending Balance at
	Purchases	Issuances	Sales	Settlements	December 31, 2016

Bonds
RMBS	$–	$–	$–	$–	$–
Other	–	–	–	195	1,344
Derivatives	–	–	–	7,536	(42,341)

Total	$–	$–	$–	$7,731	$(40,997)

The Company’s policy is to recognize transfers in and out of level 3 as of the beginning of the reporting period.

Transfers out for bonds were the result of a security being carried at fair value at December 31, 2016, subsequently changing to being carried at amortized cost during 2017.

Nonrecurring fair value measurements

As of December 31, 2017, the Company held no property as held for sale, and at December 31, 2016, the Company held one property as held for sale which was carried at fair value.

29

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Fair value was determined by utilizing an external appraisal following the sales comparison approach. The fair value measurements are classified in Level 3 as the comparable sales and adjustments for the specific attributes of these properties are not market observable inputs.

5. Investments

The carrying amounts and estimated fair value of investments in bonds and stocks are as follows:

		Gross	Gross
	Book Adjusted	Unrealized	Unrealized	Estimated Fair
	Carrying Value	Gains	Losses	Value

December 31, 2017
Bonds
United States Government and agencies	$466,491	$96,663	$911	$562,243
State, municipal and other government	139,860	13,900	78	153,682
Hybrid securities	92,113	3,833	2,373	93,573
Industrial and miscellaneous	4,043,406	268,830	26,339	4,285,897
Mortgage and other asset-backed securities	1,197,543	58,138	4,151	1,251,530

Total bonds	5,939,413	441,364	33,852	6,346,925
Preferred stocks	4,552	171	328	4,395

	$5,943,965	$441,535	$34,180	$6,351,320

		Gross	Gross
	Book Adjusted	Unrealized	Unrealized	Estimated Fair
	Carrying Value	Gains	Losses	Value

December 31, 2016
Bonds
United States Government and agencies	$491,592	$76,102	$3,767	$563,927
State, municipal and other government	103,905	9,498	1,447	111,956
Hybrid securities	94,244	2,163	10,333	86,075
Industrial and miscellaneous	4,648,771	255,537	59,344	4,844,963
Mortgage and other asset-backed securities	1,063,452	56,702	12,295	1,107,858

Total bonds	6,401,964	400,002	87,186	6,714,779
Preferred stocks	4,552	101	155	4,498

	$6,406,516	$400,103	$87,341	$6,719,277

30

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The carrying amount and estimated fair value of bonds at December 31, 2017, by contractual maturity, is shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	2017

December 31:	Carrying Value	Fair Value

Due in one year or less	$261,908	$264,060
Due after one year through five years	1,975,159	2,053,630
Due after five years through ten years	879,850	909,254
Due after ten years	1,624,954	1,868,451

	4,741,871	5,095,395
Mortgage and other asset-backed securities	1,197,542	1,251,529

	$5,939,413	$6,346,924

The estimated fair value of bonds, preferred stocks and common stocks with gross unrealized losses at December 31, 2017 and 2016 is as follows:

	2017

	Equal to or Greater than
	12 Months		Less than 12 Months

		Gross		Gross
	Estimated	Unrealized	Estimated	Unrealized
	Fair Value	Losses	Fair Value	Losses

United States Government and agencies	$22,698	$870	$2,751	$41
State, municipal and other government	121	3	20,297	74
Hybrid securities	34,062	2,373	–	–
Industrial and miscellaneous	315,518	18,010	241,316	8,329
Mortgage and other asset-backed securities	74,913	2,933	259,640	1,219

Total bonds	447,312	24,189	524,004	9,663

Preferred stocks-unaffiliated	2,978	328	–	–
Common stocks-unaffiliated	–	–	–	–

	$450,290	$24,517	$524,004	$9,663

31

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

	2016

	Equal to or Greater than
	12 Months		Less than 12 Months

		Gross		Gross
	Estimated	Unrealized	Estimated	Unrealized
	Fair Value	Losses	Fair Value	Losses

United States Government and agencies	$–	$–	$67,938	$3,767
State, municipal and other government	–	–	14,809	1,447
Hybrid securities	51,909	10,127	7,149	206
Industrial and miscellaneous	284,790	23,365	839,181	35,979
Mortgage and other asset-backed securities	68,963	3,559	311,816	8,736

Total bonds	405,662	37,051	1,240,893	50,135

Preferred stocks-unaffiliated	–	–	3,152	155
Common stocks-unaffiliated	–	–	–	–

	$405,662	$37,051	$1,244,045	$50,290

There were no loan-backed or structured securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold during the years ended December 31, 2017 and 2016.

For loan-backed and structured securities with a recognized OTTI due to the Company’s cash flow analysis, in which the security is written down to estimated future cash flows discounted at the security’s effective yield, in 2017, 2016 and 2015 the Company recognized OTTI of $57, $895 and $3,272, respectively.

The following loan-backed and structured securities were held at December 31, 2017, for which an OTTI was recognized during the current reporting period:

						Date of
	Amortized					Financial
	Cost Before	Present Value		Amortized	Fair Value	Statement
	Current	of Projected	Recognized	Cost After	at Time of	Where
CUSIP	Period OTTI	Cash Flows	OTTI	OTTI	OTTI	Reported

65536PAA8	$146	$144	$2	$144	$96	3/31/2017
65536PAA8	137	135	2	135	99	6/30/2017
65536PAA8	129	127	2	127	98	9/30/2017
52522QAM4	7,305	7,262	43	7,262	6,354	12/31/2017
65536PAA8	123	120	3	120	92	12/31/2017
126380AA2	1,162	1,157	5	1,157	1,157	12/31/2017

			$57

32

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The unrealized losses of loan-backed and structured securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings as of December 31, 2017 and 2016 is as follows:

	2017		2016
	Losses 12	Losses Less Than	Losses 12	Losses Less Than
	Months or More	12 Months	Months or More	12 Months

Year ended December 31:
The aggregate amount of unrealized losses	$2,932	$1,617	$3,559	$8,888
The aggregate related fair value of securities with unrealized losses	74,913	267,521	68,963	312,042

For impairment policies related to non-structured and structured securities, refer to Note 1 under Investments.

At December 31, 2017 and 2016, respectively, for bonds and preferred stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 99 and 96 securities with a carrying amount of $474,808 and $442,713 and an unrealized loss of $24,517 and $37,051 with an average price of 94.8 and 91.6 (fair value/amortized cost). Of this portfolio, 88.5% and 61.3% were investment grade with associated unrealized losses of $17,590 and $20,301, respectively.

At December 31, 2017 and 2016, respectively, for bonds and preferred stocks that have been in a continuous loss position for less than twelve months, the Company held 129 and 328 securities with a carrying amount of $533,667 and $1,294,335 and an unrealized loss of $9,663 and $50,290 with an average price of 98.2 and 96.1 (fair value/amortized cost). Of this portfolio, 83.0% and 93.8% were investment grade with associated unrealized losses of $5,905 and $44,580, respectively.

At December 31, 2017 and 2016, the Company did not hold any common stocks that had been in continuous loss position for greater than or equal to twelve months.

At December 31, 2017, the Company did not hold any common stocks that had been in continuous loss position for less than twelve months. At December 31, 2016, for common stocks that had been in a continuous loss position for less than twelve months, the Company held 1 security with a cost of $134 and an unrealized loss of $10 with an average price of 92.9 (fair value/cost).

33

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The following structured notes were held at December 31, 2017 and 2016:

December 31, 2017
				Mortgage-
				Referenced
CUSIP			Book /Adjusted	Security
Identification	Actual Cost	Fair Value	Carrying Value	(YES/NO)

44965TAA5	$1,462	$1,497	$1,463	NO
44965UAA2	750	883	751	NO
912810QV3	39,979	44,535	43,742	NO
912810RA8	49,933	63,077	54,283	NO
912810RL4	24,893	29,246	26,213	NO
912810RR1	1,925	1,953	1,966	NO

Total	$118,942	$141,191	$128,418

December 31, 2016
				Mortgage-
				Referenced
CUSIP			Book /Adjusted	Security
Identification	Actual Cost	Fair Value	Carrying Value	(YES/NO)

44965TAA5	$1,462	$1,347	$1,463	NO
912870QV3	39,979	40,972	42,855	NO
912810RA8	49,933	57,905	52,869	NO
912810RL4	24,893	26,867	25,602	NO
912810RR1	1,925	1,800	1,931	NO

Total	$118,192	$128,891	$124,720

The following table provides the number of 5* securities, aggregate book adjusted carrying value and aggregate fair value by investment type.

	Number of 5*	Book /Adjusted
	Securities	Carrying Value	Fair Value
December 31, 2017
Bond, amortized cost	2	$7,504	$7,918

Total	2	$7,504	$7,918

December 31, 2016
Bond, amortized cost	1	$3,961	$3,960

Total	1	$3,961	$3,960

34

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

During 2017, the Company sold, redeemed or otherwise disposed of 50 securities as a result of a callable feature which generated investment income of $7,266 as a result of a prepayment penalty and/or acceleration fee.

Proceeds from sales and other disposals of bonds and preferred stock and related gross realized capital gains and losses are reflected in the following table. The amounts exclude maturities and include transfers associated with reinsurance agreements.

	Year Ended December 31
	2017	2016	2015

Proceeds	$1,397,425	$1,682,509	$1,835,590

Gross realized gains	$44,204	$26,490	$26,268
Gross realized losses	(6,295)	(15,183)	(31,950)

Net realized capital gains (losses)	$37,909	$11,307	$(5,682)

The Company had gross realized losses, which relate to losses recognized on other-than-temporary declines in the fair value of bonds and preferred stocks, for the years ended December 31, 2017, 2016 and 2015 of $2,840, $8,093 and $8,067, respectively.

At December 31, 2017 and 2016, the Company had no recorded investment in restructured securities. There were no capital gains (losses) taken as a direct result of restructures in 2017, 2016 and 2015.

Mortgage Loans

The credit qualities of mortgage loans by type of property for the year ended December 31, 2017 and 2016 were as follows:

December 31, 2017
	Farm	Commercial	Total

AAA - AA	$–	$589,372	$589,372
A	10,457	645,129	655,586
BBB	–	99,316	99,316
BB	–	3,983	3,983
B	–	–	–

	$10,457	$1,337,800	$1,348,257

35

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

December 31, 2016
	Farm	Commercial	Total

AAA - AA	$–	$493,886	$493,886
A	10,795	637,553	648,348
BBB	2,486	86,810	89,296
BB	–	11,626	11,626

	$13,281	$1,229,875	$1,243,156

The credit quality for commercial and farm mortgage loans was determined based on an internal credit rating model which assigns a letter rating to each mortgage loan in the portfolio as an indicator of the credit quality of the mortgage loan. The internal credit rating model was designed based on rating agency methodology, then modified for credit risk associated with the Company’s mortgage lending process, taking into account such factors as projected future cash flows, net operating income, and collateral value. The model produces a credit rating score and an associated letter rating which is intended to align with S&P ratings as closely as possible. Information supporting the credit risk rating process is updated at least annually.

During 2017 and 2016, respectively, the Company issued mortgage loans with a maximum interest rate of 5.92% and 6.23%, and a minimum interest rate of 3.50% and 3.60% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated or acquired during the year ending December 31, 2017 at the time of origination or acquisitions was 77%. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated during the year ending December 31, 2016 at the time of origination was 79%. During 2017 and 2016, the Company did not reduce the interest rate on any outstanding mortgage loan. During 2017 the Company issued no farm mortgage loans, and during 2016, the Company issued one farm mortgage loan with an interest rate of 4.40%.

36

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The age analysis of mortgage loans and identification in which the Company is a participant or co-lender in a mortgage loan agreement is as follows for December 31, 2017 and 2016.

			Residential		Commercial
		Farm	Insured	All Other	Insured	All Other	Mezzanine	Total

December 31, 2017
Recorded Investment (All)
(a)	Current	$10,457	$–	$–	$–	$1,337,800	$–	$1,348,257
(b)	30-59 Days Past Due	–	–	–	–	–	–	–
(c)	60-89 Days Past Due	–	–	–	–	–	–	–
(d)	90-179 Days Past Due	–	–	–	–	–	–	–
(e)	180+ Days Past Due	–	–	–	–	–	–	–

Participant or Co-lender in Mortgage Loan Agreement
(a)	Recorded Investment	$10,000	$–	$–	$–	$522,543	$–	$532,543

			Residential		Commercial
		Farm	Insured	All Other	Insured	All Other	Mezzanine	Total

December 31, 2016
Recorded Investment (All)
(a)	Current	$10,795	$–	$–	$–	$1,229,875	$–	$1,240,670
(b)	30-59 Days Past Due	2,486	–	–	–	–	–	2,486
(c)	60-89 Days Past Due	–	–	–	–	–	–	–
(d)	90-179 Days Past Due	–	–	–	–	–	–	–
(e)	180+ Days Past Due	–	–	–	–	–	–	–

Participant or Co-lender in Mortgage Loan Agreement
(a)	Recorded Investment	$10,000	$–	$–	$–	$415,699	$–	$425,699

The Company did not have any impaired loans at December 31, 2017 or 2016. The Company did not hold an allowance for credit losses on mortgage loans at December 31, 2017 or 2016. There were no mortgage loans subject to participant or co-lender mortgage loan agreement for which the Company is restricted from unilaterally foreclosing on the mortgage loans.

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis.

No mortgage loan foreclosures occurred during 2017 and 2015. During 2016, one mortgage loan in the amount of $3,600 was foreclosed and transferred to real estate. At December 31, 2017 and 2016, the company held a mortgage loan loss reserve in the AVR of $13,028 and $12,888, respectively.

37

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The Company’s mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property Type Distribution

	December 31			December 31
	2017	2016		2017	2016

South Atlantic	24%	26%	Apartment	53%	52%
Pacific	24	23	Retail	14	16
Middle Atlantic	12	12	Industrial	14	14
Mountain	11	11	Office	12	13
W. North Central	9	10	Other	3	4
W. South Central	8	9	Medical	3	0
E. North Central	8	5	Agricultural	1	1
E. South Central	4	4

Real Estate

The fair value of property is determined based on an appraisal from a third-party appraiser, along with information obtained from discussions with internal asset managers and a listing broker regarding recent comparable sales data and other relevant property information.

The carrying value of the Company’s real estate assets at December 31, 2017 was as follows:

2017
Investment properties	$3,604

Other Invested Assets

During 2017 and 2015, the Company recognized no impairment write downs for its investments in joint ventures and limited partnerships, and during 2016 recognized an impairment of $10,869 related to a private equity fund. The impairments were taken because the decline in fair value of the funds were deemed to be other than temporary and a recovery in value from the remaining underlying investments in the funds were not anticipated. These write-downs are included in net realized capital gains (losses) within the statement of operations.

Tax Credits

At December 31, 2017, the Company had ownership interest in eleven LIHTC investments. The remaining years of unexpired tax credits ranged from seven to twelve and the properties were not subject to regulatory review. The length of time remaining for the holding periods ranged from two to seventeen years. The amount of contingent equity commitments expected to be paid during the years 2018 to 2023 is $196,409. LIHTC tax credits recognized in 2017 was $8,851, and other LIHTC tax benefits recognized in 2017 was $6,172. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

38

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

At December 31, 2016, the Company had ownership interest in seven LIHTC investments. The remaining years of unexpired tax credits ranged from eight to thirteen and the properties were not subject to regulatory review. The length of time remaining for the holding period ranged from one to sixteen years. The amount of contingent equity commitments expected to be paid during the years 2017 to 2019 is $146,694. LIHTC tax credits recognized in 2016 was $2,416, and other LIHTC tax benefits recognized in 2016 was $1,231. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

Derivatives

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets (cash or securities) on the Company’s behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, then the Company is required to post similar assets (cash or securities). Fair value of derivative contracts, aggregated at a counterparty level at December 31, was as follows:

	2017	2016

Fair value - positive	$91,228	$89,939
Fair value - negative	(60,447)	(95,627)

For the years ended December 31, 2017, 2016 and 2015, the Company recorded unrealized gains (losses) of $29,880, ($11,706) and $17,627, respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized gain (loss). The Company did not recognize any unrealized gains or losses during 2017, 2016 or 2015 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

Summary of realized gain (losses) by derivative type for year-end December 31, is as follows:

	2017	2016	2015

Swaps:
Interest rate	$(15,334)	$30,336	$(10,391)
Credit	0	861	24
Total return	(70,474)	(26,807)	(638)

Total swaps	$(85,808)	$4,390	$(11,005)

Foreign currency forwards	–	–	931
Futures - net positions	13,675	(20,669)	(8,677)
Lehman settlements	104	108	139

Total realized gains (losses)	$(72,029)	$(16,171)	$(18,612)

39

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Fair value of replicated assets and credit default swaps (as underlying), as of December 31, is as follows:

	2017	2016	2015

Replicated assets	$528,629	$644,760	$666,362
Credit default	12,231	9,105	7,691

Credit gain (losses) to credit swap transactions (which are primary replication transactions), as of December 31, is as follows:

	2017	2016	2015

Capital gains (losses)	$–	$861	$23

As stated in Note 1, the Company replicates investment grade corporate bonds and sovereign debt by writing credit default swaps. As a writer of credit swaps, the Company actively monitors the underlying asset, being careful to note any events (default or similar credit event) that would require the Company to perform on the credit swap. If such events would take place, a payment equal to the notional amount of the contract, less any potential recoveries as determined by the underlying agreement, will be made by the Company to the counterparty to the swap.

40

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The following tables present the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, 2017 and 2016:

		2017

		Estimated	Maximum Amount
		Fair Value	of Future	Weighted
		of Credit	Payments under	Average
Rating Agency Designation of	NAIC	Default	Credit Default	Years to
Referenced Credit Obligations (1)	Designation	Swaps	Swaps	Maturity (2)

AAA/AA/A	1
Single name credit default swaps (3)		$10,774	$365,315	3.3
Credit default swaps referencing indices		1,352	65,000	3.9

Subtotal		12,126	430,315	3.4

BBB	2
Single name credit default swaps (3)		104	7,000	2.6
Credit default swaps referencing indices		–	–

Subtotal		104	7,000	2.6

BB	3
Single name credit default swaps (3)		–	–
Credit default swaps referencing indices		–	–

Subtotal		–	–

B	4
Single name credit default swaps (3)		–	–
Credit default swaps referencing indices		–	–

Subtotal		–	–

CCC and lower	5
Single name credit default swaps (3)		–	–
Credit default swaps referencing indices		–	–

Subtotal		–	–

In or near default	6
Single name credit default swaps (3)		–	–
Credit default swaps referencing indices		–	–

Subtotal		–	–

Total		$12,230	$437,315	3.4

41

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

		2016

		Estimated	Maximum Amount
		Fair Value	of Future	Weighted
		of Credit	Payments under	Average
Rating Agency Designation of	NAIC	Default	Credit Default	Years to
Referenced Credit Obligations (1)	Designation	Swaps	Swaps	Maturity (2)

AAA/AA/A	1
Single name credit default swaps (3)		$8,419	$418,815	2.8
Credit default swaps referencing indices		686	85,000	1.3

Subtotal		9,105	503,815	2.5

BBB	2
Single name credit default swaps (3)		–	–
Credit default swaps referencing indices		–	–

Subtotal		–	–

BB	3
Single name credit default swaps (3)		–	–
Credit default swaps referencing indices		–	–

Subtotal		–	–

B	4
Single name credit default swaps (3)		–	–
Credit default swaps referencing indices		–	–

Subtotal		–	–

CCC and lower	5
Single name credit default swaps (3)		–	–
Credit default swaps referencing indices		–	–

Subtotal		–	–

In or near default	6
Single name credit default swaps (3)		–	–
Credit default swaps referencing indices		–	–

Subtotal		–	–

Total		$9,105	$503,815	2.5

(1)	The rating agency designations are based on availablity and the blending of the applicable ratings among Moody’s Investors Service (“Moody’s”), Standard and Poor’s Rating Services (“S&P”), and Fitch Ratings. If no rating is available from a rating agency, then an internally derived rating is used.

(2)	The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

(3)	Includes corporate, foreign governement and state entities.

42

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

At December 31, 2017 and 2016, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount

	2017	2016

Interest rate and currency swaps:
Receive fixed - pay fixed	$45,533	$10,508
Receive fixed - pay floating	15,902	15,902
Interest rate swaps:
Receive fixed - pay fixed	1,113,884	1,210,884
Receive fixed - pay floating	1,374,250	1,514,250
Receive floating - pay fixed	1,499,500	1,654,500
Receive floating - pay floating	410,170	425,236

Restricted Assets

The following tables show the pledged or restricted assets as of December 31, 2017 and 2016, respectively:

	Gross Restricted (Admitted & Nonadmitted)
			2017

		G/A Supporting
		Separate		S/A Assets
	Total General	Account (S/A)	Total S/A	Supporting G/A
Restricted Asset Category	Account (G/A)	Activity	Restricted Assets	Activity	Total

Collateral held under security lending agreements	$417,915	$–	$–	$–	$417,915
Subject to dollar repurchase agreements	203,456	–	–	–	203,456
Subject to dollar reverse repurchase agreements	–	–	–	–	–
On deposit with states	2,672	–	–	–	2,672
Pledged as collateral not captured in other categories	37,841	–	–	–	37,841

Total Restricted Assets	$661,884	$–	$–	$–	$661,884

43

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

	Gross (Admitted & Nonadmitted) Restricted				Percentage

Restricted Asset Category	Total From Prior Year (2016)	Increase/ (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets

Collateral held under security lending agreements	$307,744	$110,171	$–	$417,915	1.22%	1.22%
Subject to dollar repurchase agreements	–	203,456	–	203,456	0.59%	0.60%
Subject to dollar reverse repurchase agreements	20,325	(20,325)	–	–	0.00%	0.00%
On deposit with states	2,613	59	–	2,672	0.01%	0.01%
Pledged as collateral not captured in other categories	80,398	(42,557)	–	37,841	0.11%	0.11%

Total Restricted Assets	$411,080	$250,804	$–	$661,884	1.93%	1.94%

The following table shows the pledged or restricted assets in other categories as of December 31, 2017 and 2016, respectively:

	Gross (Admitted & Nonadmitted) Restricted
	2017
Description of Assets	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total
Derivatives	$37,841	$–	$–	$–	$37,841

Total	$37,841	$–	$–	$–	$37,841

	Gross (Admitted & Nonadmitted) Restricted			Percentage

Description of Assets	Total From Prior Year (2016)	Increase/ (Decrease)	Total Current Year Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Derivatives	$80,398	$(42,557)	$37,841	0.11%	0.11%

Total	$80,398	$(42,557)	$37,841	0.11%	0.11%

44

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The following tables show the collateral received and reflected as assets within the financial statements as of December 31, 2017 and 2016.

December 31, 2017
Collateral Assets	Carrying Value	Fair Value	% of CV to Total Assets (Admitted and Nonadmitted)	% of CV to Total Admitted Assets
Cash	$252,176	$252,176	2.82%	2.84%
Securities lending collateral assets	418,193	418,186	4.68	4.71
Other	–	–	–	–

Total	$670,369	$670,362	7.50%	7.55%

	Amount	% of Liability to Total Liabilities

Recognized Obligation to return collateral asset	$670,928	8.56%

December 31, 2016
Collateral Assets	Carrying Value	Fair Value	% of CV to Total Assets (Admitted and Nonadmitted)	% of CV to Total Admitted Assets
Cash	$49,719	$49,719	0.55%	0.55%
Securities lending collateral assets	307,732	307,732	3.38	3.41
Other	12,736	12,736	0.14	0.14
Total	$370,187	$370,187	4.07%	4.10%

	Amount	% of Liability to Total Liabilities

Recognized Obligation to return collateral asset	$370,236	4.66%

45

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Net Investment Income

Detail of net investment income is presented below:

	Year Ended December 31
	2017	2016	2015

Income:
Bonds	$289,465	$321,213	$333,020
Preferred stocks	200	148	198
Mortgage loans on real estate	56,300	47,305	37,235
Policy loans	6,910	7,319	7,211
Cash, cash equivalents and short-term investments	4,581	2,412	479
Derivatives	22,232	21,572	18,678
Other invested assets	(10,220)	(308)	2,183
Other	14,360	13,144	19,310

Gross investment income	383,828	412,805	418,314
Less: investment expenses	23,021	17,277	17,230

Net investment income before amortization of IMR	360,807	395,528	401,084
Amortization of IMR	10,927	12,802	14,464

Net investment income	$371,734	$408,329	$415,548

Realized Capital Gains (Losses)

Net realized capital gains (losses) on investments, including OTTI are summarized below:

	Realized Year Ended December 31
	2017	2016	2015

Bonds	$35,069	$3,214	$(14,825)
Preferred stocks	–	–	1,077
Common stocks	(63)	32	(68)
Mortgage loans on real estate	968	(698)	21
Cash, cash equivalents and short-term investments	(12)	9	(11)
Derivatives	(72,133)	(16,280)	(18,751)
Other invested assets	4,833	(12,505)	8,099
Other	1,911	–	–

	(29,427)	(26,228)	(24,458)
Federal income tax effect	(13,315)	(2,833)	(3,518)
Transfer from (to) interest maintenance reserve	(28,197)	(6,516)	(2,507)

Net realized capital gains (losses) on investments	$(70,939)	$(35,577)	$(30,483)

46

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Unrealized Capital Gains (Losses)

The changes in net unrealized capital gains and losses on investments, including the changes in net unrealized foreign capital gains and losses were as follows:

	Change in Unrealized
	Year Ended December 31
	2017	2016	2015

Bonds	$7,788	$4,433	$(2,493)
Common stocks	–	10	(140)
Affiliated entities	(182)	136	(294)
Cash equivalents and short-term investments	(11)	(9)	–
Derivatives	33,650	(30,961)	9,972
Other invested assets	5,015	10,833	(8,190)

Change in unrealized capital gains (losses), before taxes	46,260	(15,558)	(1,145)
Taxes on unrealized capital gains (losses)	2,210	5,366	(3,558)

Change in unrealized capital gains (losses), net of tax	$44,050	$(20,924)	$2,413

6. Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life premium and annuity considerations, net of reinsurance, at December 31, 2017 and 2016 were as follows:

	2017		2016
	Gross	Net of Loading	Gross	Net of Loading
Life and annuity:
Ordinary first-year business	$168	$25	$224	$31
Ordinary renewal business	4,943	4,054	5,598	4,604
Group life direct business	282	203	373	289
Credit direct business	17	17	32	32

	$5,410	$4,299	$6,227	$4,956

47

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes

Insurance Liabilities

Policy reserves, deposit funds and policy claims at December 31, 2017 and 2016 were as follows:

	Year Ended December 31
	2017	2016

Life insurance reserves	$1,091,646	$1,161,909
Annuity reserves and supplementary contracts with life contingencies	5,466,545	5,823,286
Accident and health reserves (including long term care)	209,371	153,469

Total policy reserves	$6,767,562	7,138,665

Deposit funds	29,590	55,021
Policy claims	40,142	42,014

Total policy reserves, deposit funds and claim liabilities	$6,837,294	$7,235,700

Life Insurance Reserves

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioners’ Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 7.25 percent and are computed principally on the Net Level Premium Valuation and the Commissioner’s Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioner’s Reserve Valuation Method.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the date of death.

Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Generally, mean reserves are determined by computing the regular mean reserve for the plan at the true age and holding, in addition, one-half (1/2) of the extra premium charge for the year. For certain flexible premium and fixed premium universal life insurance products, reserves are calculated utilizing the Commissioner’s Reserve Valuation Method for universal life policies and recognizing any substandard ratings.

The Company anticipates investment income as a factor in premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts. As of December 31, 2017 and 2016, the Company had insurance in force aggregating $4,547,476 and

48

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

$3,847,827, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the NYDFS. The Company established policy reserves of $216,675 and $229,295 to cover these deficiencies as of December 31, 2017 and 2016, respectively.

The Company does not issue participating life insurance policies.

Annuity Reserves and Supplementary Contracts Involving Life Contingencies

Deferred annuity reserves are calculated according to the Commissioner’s Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest.

Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.50 to 11.00 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with a cash settlement option, on a change in fund basis, according to the Commissioner’s Annuity Reserve Valuation Method.

For variable annuities with guaranteed living benefits and variable annuities with minimum guaranteed death benefits the Company complies with Actuarial Guideline XLIII (AG 43), which replaces Actuarial Guidelines 34 and 39. AG 43 specifies statutory reserve requirements for variable annuity contracts with benefit guarantees (VACARVM) and without benefit guarantees and related products. The AG 43 reserve calculation includes variable annuity products issued after January 1, 1981. Examples of covered guaranteed benefits include guaranteed minimum accumulation benefits, return of premium death benefits, guaranteed minimum income benefits, guaranteed minimum withdrawal benefits and guaranteed payout annuity floors. The aggregate reserve for contracts falling within the scope of AG 43 is equal to the conditional tail expectation (CTE) amount, but not less than the standard scenario amount (SSA).

To determine the CTE amount, the Company used 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) produced in October 2005 and prudent estimate assumptions based on Company experience. The SSA was determined using the assumptions and methodology prescribed in AG 43 for determining the SSA.

49

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Accident and Health Liabilities

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

The Company does not write any accident and health business that is subject to the Affordable Care Act risk sharing provisions. As of December 31, 2017 and 2016, the Company has recorded a liability of $0 and $8, respectively, for the amount it has been assessed to fund the transitional reinsurance program.

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business. Unpaid claims include amounts for losses and related adjustment expenses and are estimates of the ultimate net costs of all losses, reported and unreported. These estimates are subject to the impact of future changes in claim severity, frequency and other factors.

Activity in the liability for unpaid claims and related processing costs net of reinsurance is summarized as follows:

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year

Year ended December 31, 2017
2017	$-	$65,783	$38,984	$26,799
2016 and prior	37,843	(1,796)	29,774	6,273

	37,843	$63,987	$68,758	33,072

Active life reserve	$137,085			$196,199

Total accident and health reserves	$174,928			$229,271

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year

Year ended December 31, 2016
2016	$-	$76,171	$43,008	$33,163
2015 and prior	47,976	(16,259)	27,038	4,680

	47,976	$59,912	$70,046	37,843

Active life reserve	$137,601			$137,085

Total accident and health reserves	$185,577			$174,928

50

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The Company’s unpaid claims reserve was decreased by $1,796 and $16,259 for the years ended December 31, 2017 and 2016, respectively, for health claims that were incurred prior to those balance sheet dates. The change in 2017 and 2016 resulted primarily from variances in the estimated frequency of claims and claim severity.

The balance in the liability for unpaid accident and health claim adjustment expenses as of December 31, 2017 and 2016 was $629 and $747, respectively. The Company incurred $338 and paid $456 of claim adjustment expenses during 2017, of which $125 of the paid amount was attributable to insured or covered events of prior years. The Company incurred $1,320 and paid $1,264 of claim adjustment expenses during 2016, of which $602 of the paid amount was attributable to insured or covered events of prior years. The Company slightly decreased the claim adjustment expense provision for insured events of prior years during 2017. The Company did not increase or decrease the claim adjustment expense provision for insured events of prior years during 2016.

Deposit-type Contracts

Tabular interest on funds not involving life contingencies has also been determined primarily by formula.

51

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Withdrawal Characteristics of Annuity Reserves and Deposit Funds

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31 2017

	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent

Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$706,614	$80,616	$–	$787,230	2%
At book value less surrender charge of 5% or more	812,459	33,559	–	846,018	3
At fair value	23,452	366,460	18,903,140	19,293,052	64

Total with adjustment or at fair value	1,542,525	480,635	18,903,140	20,926,300	69
At book value without adjustment (minimal or no charge or adjustment)	3,281,614	46,613	–	3,328,227	11
Not subject to discretionary withdrawal provision	654,059	4,188,761	1,202,256	6,045,076	20

Total annuity reserves and deposit liabilities	5,478,198	4,716,009	20,105,396	30,299,603	100%

Less reinsurance ceded	1,063	–	–	1,063

Net annuity reserves and deposit liabilities	$5,477,135	$4,716,009	$20,105,396	$30,298,540

52

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

	December 31 2016

	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent

Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$761,466	$87,114	$–	$848,580	3%
At book value less surrender charge of 5% or more	825,747	35,845	–	861,592	3
At fair value	24,190	366,825	15,829,548	16,220,563	57

Total with adjustment or at fair value	1,611,403	489,784	15,829,548	17,930,735	63
At book value without adjustment (minimal or no charge or adjustment)	3,417,022	49,768	–	3,466,790	12
Not subject to discretionary withdrawal provision	834,018	5,007,072	1,266,558	7,107,648	25

Total annuity reserves and deposit liabilities	5,862,443	5,546,624	17,096,106	28,505,173	100%

Less reinsurance ceded	1,335	–	–	1,335

Net annuity reserves and deposit liabilities	$5,861,108	$5,546,624	$17,096,106	$28,503,838

53

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Separate Accounts

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2017, 2016 and 2015 is as follows:

	Nonindexed Guarantee Less Than or Equal to 4%	Nonguaranteed Separate Accounts	Total

Premiums, deposits and other considerations for the year ended December 31, 2017	$1,110,527	$3,367,720	$4,478,247

Reserves for separate acccounts as of December 31, 2017 with assets at:
Fair value	$–	$20,362,611	$20,362,611
Amortized cost	4,716,009	–	4,716,009

Total as of December 31, 2017	$4,716,009	$20,362,611	$25,078,620

Reserves for separate accounts by withdrawal characteristics as of December 31, 2017:
With MV adjustment	$80,616	$–	$80,616
At book value without fair value adjustment and with current surrender charge of 5% or more	33,559	–	33,559
At fair value	366,460	19,160,356	19,526,816
At book value without fair value adjustment and with current surrender charge of less than 5%	46,613	–	46,613

Subtotal	527,248	19,160,356	19,687,604
Not subject to discretionary withdrawal	4,188,761	1,202,255	5,391,016

Total separate account reserves at December 31, 2017	$4,716,009	$20,362,611	$25,078,620

54

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

	Nonindexed Guarantee Less Than or Equal to 4%	Nonguaranteed Separate Accounts	Total

Premiums, deposits and other considerations for the year ended December 31, 2016	$1,396,422	$3,296,786	$4,693,208

Reserves for separate acccounts as of December 31, 2016 with assets at:
Fair value	$–	$17,329,112	$17,329,112
Amortized cost	5,546,624	–	5,546,624

Total as of December 31, 2016	$5,546,624	$17,329,112	$22,875,736

Reserves for separate accounts by withdrawal characteristics as of December 31, 2016:
Subject to discretionary withdrawal:	$87,114	$–	$87,114
At book value without fair value adjustment and with current surrender charge of 5% or more	35,845	–	35,845
At fair value	366,825	16,062,554	16,429,379
At book value without fair value adjustment and with current surrender charge of less than 5%	49,768	–	49,768

Subtotal	539,552	16,062,554	16,602,106
Not subject to discretionary withdrawal	5,007,072	1,266,558	6,273,630

Total separate account reserves at December 31, 2016	$5,546,624	$17,329,112	$22,875,736

55

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

	Nonindexed Guarantee Less Than or Equal to 4%	Nonguaranteed Separate Accounts	Total

Premiums, deposits and other considerations for the year ended December 31, 2015	$1,435,432	$3,513,187	$4,948,619

Reserves for separate acccounts as of December 31, 2015 with assets at:
Fair value	$–	$16,002,134	$16,002,134
Amortized cost	6,090,721	–	6,090,721

Total as of December 31, 2015	$6,090,721	$16,002,134	$22,092,855

Reserves for separate accounts by withdrawal characteristics as of December 31, 2015:
Subject to discretionary withdrawal:	$119,066	$–	$119,066
At book value without fair value adjustment and with current surrender charge of 5% or more	40,199	–	40,199
At fair value	505,969	14,563,487	15,069,456
At book value without fair value adjustment and with current surrender charge of less than 5%	55,814	–	55,814

Subtotal	721,048	14,563,487	15,284,535
Not subject to discretionary withdrawal	5,369,673	1,438,647	6,808,320

Total separate account reserves at December 31, 2015	$6,090,721	$16,002,134	$22,092,855

56

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2017	2016	2015

Transfer as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$4,478,824	$4,693,348	$4,948,847
Transfers from separate accounts	(4,941,012)	(4,789,961)	(4,181,143)

Net transfers to separate accounts	(462,188)	(96,613)	767,704
Miscellaneous reconciling adjustments	9,916	17,332	15,414

Net transfers as reported in the statements of operations of the life, accident and health annual statement	$(452,272)	$(79,281)	$783,118

The legal insulation of separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account. The separate account assets legally insulated from the general account claims at December 31 are attributed to the following products:

	2017	2016

Variable life	$263,452	$240,308
Variable annuities	4,895,012	4,346,782
Group annuities	12,104,424	9,767,338
Registered Market value separate accounts	785,378	731,645
Non Registered Market value separate accounts	918,799	851,068
Par annuities	1,537,838	1,539,214
Registered Market value Annuity Product - SPL	1,998	1,624
Book value separate accounts	4,769,953	5,765,029

Total separate account assets	$25,276,854	$23,243,008

At December 31, 2017 and 2016, the Company held separate account assets not legally insulated from the general account in the amount of $27,421 and $27,898, respectively, related to variable annuity products.

Some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. To compensate the general account for the risk taken, the separate account paid risk charges of $48,314, $46,668, $42,677, $40,314, and $33,770 to the general account in 2017, 2016, 2015, 2014, and 2013, respectively. During the years ended December 31, 2017, 2016, 2015, 2014, and

57

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

2013 the general account of the Company had paid $1,009, $1,627, $1,671, $530, and $1,112 respectively, toward separate account guarantees.

At December 31, 2017 and 2016, the Company reported guaranteed separate account assets at amortized cost in the amount of $4,769,953 and $5,764,436, respectively, based upon the prescribed practice by the State of New York as described in Note 2. These assets had a fair value of $4,755,155 and $5,740,987 at December 31, 2017 and 2016, respectively, which would have resulted in an unrealized (loss) of ($14,798) and ($23,449), respectively, had these assets been reported at fair value.

The Company does not participate in securities lending transactions within the separate account.

8. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of the risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums and annuity considerations include the following reinsurance amounts:

	Year Ended December 31
	2017	2016	2015

Direct premiums	$5,504,653	$5,786,774	$5,821,086
Reinsurance assumed - non affiliates	520,633	529,283	510,492
Reinsurance assumed - affiliates	34	50	65
Reinsurance ceded - non affiliates	(668,328)	(341,356)	(317,940)
Reinsurance ceded - affiliates	(198,406)	(199,490)	(200,709)

Net premiums earned	$5,158,585	$5,775,260	$5,812,994

The Company received reinsurance recoveries in the amounts of $491,641, $430,476 and $427,569 during 2017, 2016 and 2015, respectively. At December 31, 2017 and 2016, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $124,183 and $174,979, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2017 and 2016 of $2,534,611 and $2,281,757, respectively , of which $1,527,241 and $1,577,030 were ceded to affiliates.

On June 28, 2017, Transamerica completed a transaction to reinsure its payout annuity business and Bank Owned Life Insurance/ Corporate Owned Life Insurance business (BOLI/COLI). Under the terms of the Master Agreement, the Company entered into a 90% coinsurance reinsurance agreement with Wilton Reassurance Company, with an effective date of April 1, 2017. The Company transferred assets in the amount of $386,087 which included a ceding commission of

58

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

$26,368, and released policy and deposit-type reserves of $315,651. As a part of the transaction, the company realized net gains on the assets that were transferred of $39,030. The IMR deferral of the transaction was $25,813. The IMR liability was simultaneously released along with historical deferrals associated with the blocks of business in the amount of $29,374, resulting in a pretax loss of $27,845, which has been included in the Statement of Operations.

During 2017, 2016 and 2015, amortization of deferred gains associated with previously transacted reinsurance agreements was released into income in the amount of $109,532 ($71,196 after tax), $93,916 ($61,046 after tax) and $52,697 ($34,253 after tax), respectively.

The Company is reviewing historical treaty language of yearly renewable treaty agreements with the NYDFS under an interpretation which would result in higher gross reserves. These reinsurance contracts are fully ceded and would not impact the capital and surplus of the Company.

59

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

9. Income Taxes

The components of the net deferred tax asset/(liability) at December 31 are as follows:

		December 31, 2017
	Ordinary	Capital	Total

Gross Deferred Tax Assets	$84,559	$9,994	$94,553
Statutory Valuation Allowance Adjustment	–	–	–

Adjusted Gross Deferred Tax Assets	84,559	9,994	94,553
Deferred Tax Assets Nonadmitted	31,427	–	31,427

Subtotal (Net Deferred Tax Assets)	53,132	9,994	63,126
Deferred Tax Liabilities	23,132	10,294	33,426

Net Admitted Deferred Tax Assets	$30,000	$(300)	$29,700

		December 31, 2016
	Ordinary	Capital	Total

Gross Deferred Tax Assets	$109,009	$15,603	$124,612
Statutory Valuation Allowance Adjustment	–	–	–

Adjusted Gross Deferred Tax Assets	109,009	15,603	124,612
Deferred Tax Assets Nonadmitted	47,310	–	47,310

Subtotal (Net Deferred Tax Assets)	61,699	15,603	77,302
Deferred Tax Liabilities	16,273	12,118	28,391

Net Admitted Deferred Tax Assets	$45,426	$3,485	$48,911

		Change
	Ordinary	Capital	Total

Gross Deferred Tax Assets	$(24,450)	$(5,609)	$(30,059)
Statutory Valuation Allowance Adjustment	–	–	–

Adjusted Gross Deferred Tax Assets	(24,450)	(5,609)	(30,059)
Deferred Tax Assets Nonadmitted	(15,883)	–	(15,883)

Subtotal (Net Deferred Tax Assets)	(8,567)	(5,609)	(14,176)
Deferred Tax Liabilities	6,859	(1,824)	5,035

Net Admitted Deferred Tax Assets	$(15,426)	$(3,785)	$(19,211)

60

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The main components of deferred income tax amounts are as follows:

	Year Ended December 31
	2017	2016	Change

Ordinary
Discounting of unpaid losses	$160	$193	$(33)
Unearned premium reserve	152	306	(154)
Policyholder reserves	47,942	61,796	(13,854)
Investments	1,199	2,320	(1,121)
Deferred acquisition costs	16,192	31,621	(15,429)
Compensation and benefits accrual	1,070	1,501	(431)
Receivables - nonadmitted	3,322	3,967	(645)
Section 197 Intangible Amortization	938	1,885	(947)
Assumption Reinsurance	1,231	2,895	(1,664)
Policyholder Reserve Transitional Amount	11,976	–	11,976
Other (including items <5% of ordinary tax assets)	377	2,525	(2,148)

Subtotal	84,559	109,009	(24,450)

Statutory valuation allowance adjustment	–	–	–
Nonadmitted	31,427	47,310	(15,883)

Admitted ordinary deferred tax assets	53,132	61,699	(8,567)
Capital:
Investments	9,994	15,603	(5,609)
Other (including items <5% of total total capital tax assets)	–	–	–

Subtotal	9,994	15,603	(5,609)

Statutory valuation allowance adjustment	–	–	–
Nonadmitted	–	–	–

Admitted capital deferred tax assets	9,994	15,603	(5,609)

Admitted deferred tax assets	$63,126	$77,302	$(14,176)

61

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2017	2016	Change

Deferred Tax Liabilities:
Ordinary
Investments	$686	$1,461	$(775)
§807(f) adjustment	3,465	5,267	(1,802)
Reinsurance Ceded	5,025	9,545	(4,520)
Policyholder Reserve Transitional Amount	13,956	–	13,956
Other (including items <5% of total ordinary tax liabilities)	–	–	–

Subtotal	23,132	16,273	6,859
Capital
Investments	10,294	12,118	(1,824)
Other (including items <5% of total capital tax liabilities)	–	–	–

Subtotal	10,294	12,118	(1,824)

Deferred tax liabilities	33,426	28,391	5,035

Net deferred tax assets/liabilities	$29,700	$48,911	$(19,211)

On December 22, 2017, the Tax Cuts and Jobs Act (“TCJA”) (HR 1, Pub. L. 115-97), was signed into law and reduced the federal tax rate to 21%. As a result, the Company reduced its net deferred tax asset balance by $39,281, excluding $1,470 of net deferred tax asset reduction on unrealized gains/(losses).

The effects of the U.S. tax reform were reflected in the 2017 financial statements as determined or as reasonably estimated provisional amounts based on available information subject to interpretation in accordance with the SEC’s Staff Accounting Bulletin No. 118 (SAB 118), as adopted by NAIC SAPWG INT 18-01. SAB 118 provides guidance on accounting for the effects of the U.S. tax reform where the Company’s determinations are incomplete but the Company is able to determine a reasonable estimate. A final determination is required to be made within a measurement period not to extend beyond one year from the enactment date of the U.S. tax reform.

As a result of TCJA, the Company’s tax reserve deductible temporary difference increased by an estimated $9,426. This change results in an offsetting $(9,426) net taxable temporary difference that will be amortized into taxable income evenly over the next eight years. As noted, this transitional change amount was based on a provisional estimate at December 31, 2017. Actual results may differ from the estimates and will be adjusted in future periods when the actuarial models and systems are updated for the policyholder tax reserve changes required by the TCJA.

The Company did not report a valuation allowance for deferred income tax assets as of December 31, 2017 or 2016.

62

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

As discussed in Note 1, for the years ended December 31, 2017 and 2016 the Company admits deferred income tax assets pursuant to SSAP No. 101. The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No. 101 is as follows:

				December 31, 2017
			Ordinary	Capital	Total

Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks		$–	$6,594	$6,594
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)		23,106	–	23,106
	1.	Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	23,106	–	23,106
	2.	Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	153,103
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities		30,026	3,400	33,426

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))		$53,132	$9,994	$63,126

				December 31, 2016
			Ordinary	Capital	Total

Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks		$41,910	$7,001	$48,911
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)		–	–	–
	1.	Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	–	–	–
	2.	Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	156,182
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities		19,789	8,602	28,391

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))		$61,699	$15,603	$77,302

63

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

				Change
			Ordinary	Capital	Total

Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks		$(41,910)	$(407)	$(42,317)
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)		23,106	–	23,106
	1.	Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	23,106	–	23,106
	2.	Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	(3,079)
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities		10,237	(5,202)	5,035

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))		$(8,567)	$(5,609)	$(14,176)

	December 31
	2017	2016	Change

Ratio Percentage Used To Determine Recovery

Period and Threshold Limitation Amount	1255%	1188%	67%

Amount of Adjusted Capital and Surplus Used To Determine Recovery Period and Threshold Limitation in 2(b)2 above	$1,020,686	$1,043,379	$(22,693)

The impact of tax planning strategies at December 31, 2017 and 2016 was as follows:

		December 31, 2017
	Ordinary Percent	Capital Percent	Total Percent

Impact of Tax Planning Strategies:
(% of Total Adjusted Gross DTAs)	0%	0%	0%

(% of Total Net Admitted Adjusted Gross DTAs)	15%	31%	18%

64

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

		December 31, 2016
	Ordinary Percent	Capital Percent	Total Percent

Impact of Tax Planning Strategies: (% of Total Adjusted Gross DTAs)	0%	0%	0%

(% of Total Net Admitted Adjusted Gross DTAs)	0%	0%	0%

The Company’s tax planning strategies do not include the use of reinsurance-related tax planning strategies.

Current income taxes incurred consist of the following major components:

	Year Ended December 31
	2017	2016	Change

Current Income Tax

Federal	$26,972	$42,387	$(15,415)
Foreign	–	–	–

Subtotal	26,972	42,387	(15,415)

Federal income tax on net capital gains	13,315	2,834	10,481
Utilization of capital loss carry-forwards	–	–	–
Other	–	–	–

Federal and foreign income taxes incurred	$40,287	$45,221	$(4,934)

	Year Ended December 31
	2016	2015	Change

Current Income Tax

Federal	$42,387	$54,965	$(12,578)
Foreign	–	–	–

Subtotal	42,387	54,965	(12,578)

Federal income tax on net capital gains	2,834	3,518	(684)
Utilization of capital loss carry-forwards	–	–	–
Other	–	–	–

Federal and foreign income taxes incurred	$45,221	$58,483	$(13,262)

65

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The Company’s current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before tax as follows:

	Year Ended December 31
	2017	2016	2015

Current income taxes incurred	$40,287	$45,221	$58,483
Change in deferred income taxes (without tax on unrealized gains and losses)	32,885	(3,541)	22,410

Total income tax reported	$73,172	$41,680	$80,893

Income before taxes	$227,142	$276,716	$320,866
	35.00%	35.00%	35.00%

Expected income tax expense (benefit) at 35% statutory rate	$79,500	$96,851	$112,303
Increase (decrease) in actual tax reported resulting from:

Dividends received deduction	(7,859)	(8,345)	(5,707)
Tax credits	(9,455)	(2,925)	(2,188)
Tax adjustment for IMR	(17,533)	(8,174)	(10,462)
Surplus adjustment for in-force ceded	(24,919)	(21,366)	(11,988)
Nondeductible expenses	37	35	295
Deferred tax benefit on other items in surplus	13,681	(7,243)	179
Provision to return	126	(2,069)	(803)
Dividends from certain foreign corporations	189	137	141
Audit Adjustment - Permanent	–	(4,972)	–
Partnership Permanent Adjustment	(592)	(470)	(1,466)
Change in tax rates	39,281	–	–
Other	716	221	589

Total income tax reported	$73,172	$41,680	$80,893

The Company’s federal income tax return is consolidated with other included affiliated companies. Please see attached listing of companies in the Appendix A. The method of allocation between the companies is subject to a written tax allocation agreement. Under the terms of the tax allocation agreement, allocations are based on separate income tax return calculations. The Company is entitled to recoup federal income taxes paid in the event the future losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in any carryback or carryforward year when so applied. Intercompany income tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service. A tax return has not been filed for 2017.

As of December 31, 2017 and 2016, the Company had no operating loss, capital loss, or tax credit carryforwards available for tax purposes.

66

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The Company incurred income taxes of $13,766, $1,964, and $4,462 during 2017, 2016, and 2015, respectively, which will be available for recoupment in the event of future net capital losses.

The total amount of the unrecognized tax benefits that if recognized, would affect the effective income tax rate for years ending in December 31, 2017 and 2016 $1,745 and $1,673, respectively. It is not anticipated that the total amounts of unrecognized tax benefits will significantly increase or decrease within twelve months of the reporting date.

Unrecognized Tax Benefits	December 31
	2017	2016

Unrecognized tax benefits, opening balance	$1,673	$1,129
Additions for - tax positions of prior years	72	544

Unrecognized tax benefits, ending balance	$1,745	$1,673

The Company classifies interest and penalties related to income taxes as income tax expense. The Company’s interest expense (benefit) related to income taxes for the years ending in December 31, 2017, 2016, and 2015 is $433, $(36), and $28, respectively. The total interest payable balance as of December 31, 2017 and 2016 is $674 and $241, respectively. The Company recorded no liability for penalties.

The Company modified its calculation of dividends that are eligible for dividends received deduction in 2016. This resulted in recording a permanent tax benefit of $4,770 in the Company’s 2016 financial statement for years 2011-2015. This was treated as a change in estimate.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and an examination is in progress for the year 2009 through 2013. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions.

10. Capital and Surplus

At December 31, 2017 and 2016, the Company had 45,981 shares of 6% non-voting, non-cumulative preferred stock issued and outstanding. TA Corp owns 40,415 shares and TLIC owns 5,566 shares. Par value is $10 per share, and the liquidation value is $1,286.72 per share.

The preferred stock shareholders are entitled to receive non-cumulative dividends at the rate of 6% per year of an amount equal to the sum of (1) the par value plus (2) any additional paid-in capital for such preferred stock. Dividends are payable annually in December. The amount of dividends unpaid at December 31, 2017 and 2016 were $0 and $0, respectively. The preferred shares have preference as to dividends and upon dissolution or liquidation of the Company.

67

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

At December 31, 2017 and 2016, the Company had 17,142 common shares authorized, issued and outstanding with a par value of $125 per share. TA Corp owns 15,067 shares and TLIC owns 2075 shares.

The Company is subject to limitations, imposed by the State of New York, on the payment of dividends to its stockholders. Generally, dividends during any year may not be paid, without prior regulatory approval, in excess of the lesser of (1) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (2) the Company’s statutory gain from operations before net realized capital gains on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such a dividend, the maximum payment which may be made in 2018, without prior approval of insurance regulatory authorities, is $105,039.

On December 21 and June 28, 2017 the Company paid ordinary common stock dividends of $9,075 and $10,289 to TLIC and $65,897 and $74,711 to TA Corp, respectively. On December 21, 2017 the Company paid preferred stock dividends of $3 to TLIC and $24 to TA Corp.

On December 22, 2016, the Company paid ordinary common stock dividends of $8,473 to TLIC and $61,527 to TA Corp.

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2017, the Company meets the minimum RBC requirements.

On May 2, 2008, the Company received $150,000 from TA Corp in exchange for surplus notes due 20 years from the date of the issuance at an interest rate of 6.25%. The notes are subordinate and junior in the right of payment to all obligations and liabilities of the Company. On December 22, 2016, the Company repaid TA Corp the principal and accrued interest of $9,167. The Company received approval from the Superintendent of Insurance of the NYDFS prior to issuance and repayment of the surplus notes as well as prior to making annual interest payments.

The Company held special surplus funds in the amount of $11,186 and $9,509, as of December 31, 2017 and 2016, respectively, for annuitant mortality fluctuations as required under New York Regulation 47, Separate Account and Separate Account Annuities.

11. Securities Lending

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102% of the fair value of the loaned domestic securities as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned domestic securities. In the event the Company loans a foreign security and the denomination of the currency of the collateral

68

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security.

At December 31, 2017 and 2016, respectively, securities with a fair value of $399,971 and $301,914 were on loan under securities lending agreements. At December 31, 2017, the collateral the Company received from securities lending was in the form of cash and on open terms. This cash collateral is reinvested and is not available for general corporate purposes. The reinvested cash collateral has a fair value of $418,186 and $307,732 at December 31, 2017 and 2016, respectively.

The contractual maturities of the securities lending collateral positions are as follows:

	Fair Value
	2017	2016

Open	$417,915	$307,744
30 days or less	–	–
31 to 60 days	–	–
61 to 90 days	–	–
Greater than 90 days	–	–

Total	417,915	307,744

Securities received	–	–

Total collateral received	$417,915	$307,744

The Company receives primarily cash collateral in an amount in excess of the fair value of the securities lent. The Company reinvests the cash collateral into higher yielding securities than the securities which the Company has lent to other entities under the arrangement.

69

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The maturity dates of the reinvested securities lending collateral are as follows:

	2017		2016
	Amortized		Amortized
	Cost	Fair Value	Cost	Fair Value

Open	$97,375	$97,375	$19,466	$19,466
30 days or less	125,477	125,477	180,863	180,863
31 to 60 days	48,801	48,801	33,358	33,358
61 to 90 days	61,803	61,803	24,783	24,783
91 to 120 days	23,435	23,435	12,750	12,750
121 to 180 days	38,179	38,179	36,512	36,512
181 to 365 days	–	–	–	–
1 to 2 years	4,234	4,234	–	–
2 to 3 years	13,272	13,266	–	–
Greater than 3 years	5,617	5,616	–	–

Total	418,193	418,186	307,732	307,732

Securities received	–	–	–	–

Total collateral reinvested	$418,193	$418,186	$307,732	$307,732

Collateral for securities lending transactions that extend beyond one year from the report date, as of December 31, 2017 is as follows. There was no collateral for securities lending transactions that extended beyond one year from the report date, as of December 31, 2016.

Description of collateral	Amount
ABS AUTOS	$12,688
ABS CREDIT CARDS	10,437

Total collateral extending beyond one year of the reporting date	$23,125

For securities lending, the Company’s sources of cash that it uses to return the cash collateral is dependent upon the liquidity of the current market conditions. Under current conditions, the Company has securities with a par value of $418,602 (fair value of $418,186) that are currently tradable securities that could be sold and used to pay for the $417,915 in collateral calls that could come due under a worst-case scenario.

12. Retirement and Compensation Plans

Defined Contribution Plans

The Company’s employees participate in a contributory defined contribution plan sponsored by Transamerica Corporation (TA Corp) which is qualified under Section 401(k) of the Internal Revenue Code. Generally, employees of the Company who customarily work at least 20 hours per week and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to 100% of eligible earnings, subject to government or other plan

70

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

restrictions for certain key employees. The Company will match an amount up to three percent of the participant’s eligible earnings. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. Benefits expense of $703, $714, and $311 was allocated to the Company for the years ended December 31, 2017, 2016 and 2015, respectively.

Defined Benefit Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by TA Corp. Generally, employees of the Company who customarily work at least 20 hours per week and complete six months of continuous service and meet the other eligibility requirements are participants of the plan. The Company has no legal obligation for the plan. The benefits are based on years of service and the employee’s eligible compensation. The plan provides benefits based on a traditional final average formula or a cash balance formula. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

TA Corp sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The Company has no legal obligation for the plan. The plans are noncontributory and benefits are based on years of service and the employee’s eligible compensation. The plan provides benefits based on a traditional final average formula or cash balance formula. The plans are unfunded and nonqualified under the Internal Revenue Service Code.

The Company recognizes pension expense equal to its allocation from TA Corp. The pension expense related to both the qualified defined pension plan and the supplemental retirement plans is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits, and based upon actuarial participant benefit calculations, which is within the guidelines of SSAP 102, Pensions. Pension expenses were $1,554, $1,414 and $456 for the years ended December 31, 2017, 2016 and 2015, respectively.

In addition to pension benefits, TA Corp sponsors unfunded plans that provide health care and life insurance benefits to retired Company employees meeting certain eligibility requirements. The Company has no legal obligation for the plan. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are allocated among the participating companies based on IAS 19 and based upon actuarial participant benefit calculations which is within the guidelines of SSAP 92, Postretirement Benefits Other Than Pensions. The Company’s allocation of postretirement expenses was $374, $257 and $89 for the years end December 31, 2017, 2016 and 2015, respectively.

Other Plans

TA Corp has established deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2017, 2016 and 2015 was insignificant.

71

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

13. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

In accordance with an agreement between TA Corp and the Company, TA Corp will ensure the maintenance of certain minimum tangible net worth, operating leverage and liquidity levels of the Company, as defined in the agreement, through the contribution of additional capital by TA Corp as needed.

The Company is party to a service agreement with TLIC, in which the Company receives services, including accounting, data processing and other professional services, in consideration of reimbursement of the actual costs of services rendered. The Company is party to a Management and Administrative and Advisory agreement with Aegon USA Realty Advisors, Inc. (Advisor) whereby Advisor serves as the administrator and advisor for the Company’s mortgage loan operations. The Company is party to a common cost allocation service agreement between TA Corp companies in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. Aegon USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. During 2017, 2016 and 2015, the Company paid $28,918, $30,662 and $32,914, respectively, for these services, which approximates cost.

The Company has an administration service agreement with Transamerica Asset Management, Inc. to provide administrative services to the TA Corp/Transamerica Series Trust. The Company received $10,367, $9,203 and $8,320 for these services during 2017, 2016 and 2015, respectively.

Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. The Company incurred expenses under this agreement of $3,484, $5,196 and $5,485 for the years ended December 31, 2017, 2016 and 2015, respectively.

Payables to and receivables from affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. During 2017, 2016 and 2015, the Company paid (received) net interest of $60, $47 and $6, respectively, to (from) affiliates. At December 31, 2017 and 2016, the Company reported a net amount of $3,002 and $12,714 receivable and payable to affiliates, respectively. Terms of settlement require that these amounts are settled within 90 days.

72

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

At December 31, 2017, the Company had short-term intercompany notes receivable of $124,300 as shown below. In accordance with SSAP No. 25, Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties, these notes are reported in Schedule DA as short-term investments.

Receivable from	Amount	Due By	Interest Rate

Transamerica Corporation	$24,300	7/28/2018	1.08%

Transamerica Corporation	$50,000	9/1/2018	1.11%

Transamerica Corporation	$50,000	9/6/2018	1.11%

At December 2016, the Company had short-term intercompany notes receivables of $20,000.

The Company utilizes the look-through approach in valuing its investment in the following four entities.

Real Estate Alternatives Portfolio 2, LLC (REAP 2)	$2,560
Real Estate Alternatives Portfolio 4 HR, LLC (REAP 4 HR)	$6,036
Aegon Multi-Family Equity Fund, LLC (AMFEF)	$12,822
Natural Resources Alternatives Portfolio I, LLC (NRAP)	$4,766

These entity’s financial statements are not audited and the Company has limited the value of its investment in these entities to the value contained in the audited financial statements of the underlying LP/LLC investments, including adjustments required by SSAP No. 97, entities and/or non-SCA SSAP No. 48 entities owned by these entities. All liabilities, commitments, contingencies, guarantees or obligations of these entities which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in these entities.

The aggregate balance sheet value for all subsidiary, controlled and affiliated (SCA) investments, except SCA insurance entities, are as follows:

SCA Description	Gross Amount	Nonadmitted Amount	Admitted Asset Amount	Date of Filing to NAIC	Type of NAIC Filing	NAIC Response Received	NAIC Valuation	NAIC Disallowed Entity’s Valuation Method, Resubmission Required

Real Estate Alternatives Portfolio 3A Inc.	$2,889	$-	$2,889	10/31/2017	Sub2	Yes	$ 3,025	No

73

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The following tables show the disclosures for all SCA investments, except 8bi entities, balance sheet value (admitted and nonadmitted) and the NAIC Responses for the SCA filings (except 8Bi entities) as of December 31, 2017:

SCA Entity	Percentage of SCA Ownership	Gross Amount	Admitted Amount	Nonadmitted Amount

SSAP No. 97 8a Entities
	–%	$–	$–	$–
	–	–	–	–
	–	–	–	–

Total SSAP No. 97 8a Entities	XXX	$–	$–	$–

SSAP No. 97 8b(ii) Entities
	–%	$–	$–	$–
	–	–	–	–
	–	–	–	–

Total SSAP No. 97 8b(ii) Entities	XXX	$–	$–	$–

SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	9%	$2,889	$2,889	$–
	–	–	–	–
	–	–	–	–
	–	–	–	–
	–	–	–	–
	–	–	–	–

Total SSAP No. 97 8b(iii) Entities	XXX	$2,889	$2,889	$–

SSAP No. 97 8b(iv) Entities
	–%	$–	$–	$–
	–	–	–	–
	–	–	–	–

Total SSAP No. 97 8b(iv) Entities	XXX	$–	$–	$–

Total SSAP No. 97 8b Entities (except 8bi entities)	XXX	$2,889	$2,889	$–

Aggregate Total	XXX	$2,889	$2,889	$–

74

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

NAIC
Disallowed
Entities
Valuation
					NAIC	Method,
	Type of	Date of		NAIC	Response	Submission
	NAIC	Filing to the		Valuation	Received	Required
SCA Entity	Filing*	NAIC		Amount	Y/N	Y/N	Code**

SSAP No. 97 8a Entities
			$	–	–	–	–
				–	–	–	–
				–	–	–	–

Total SSAP No. 97 8a Entities	–	–	$	–	–	–	–

SSAP No. 97 8b(ii) Entities
			$	–	–	–	–
				–	–	–	–
				–	–	–	–

Total SSAP No. 97 8b(ii) Entities	–	–	$	–	–	–	–

SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	S2	10/31/2017	$	2,994	Y	N	I
				–	–	–	–
				–	–	–	–
				–	–	–	–
				–	–	–	–
				–	–	–	–

Total SSAP No. 97 8b(iii) Entities	–	–	$	2,994	–	–	–

SSAP No. 97 8b(iv) Entities
			$	–	–	–	–
				–	–	–	–
				–	–	–	–

Total SSAP No. 97 8b(iv) Entities	–	–	$	–	–	–	–

Total SSAP No. 97 8b Entities (except 8bi entities)	–	–	$	2,994	–	–	–

Aggregate Total	–	–	$	2,994	–	–	–

* S1 – Sub1, S2 – Sub2 or RDF – Resubmission of Disallowed Filing

** I – Immaterial or M – Material

(1) NAIC Valuation Amount is as of the Filing Date to the NAIC

Information regarding the Company’s affiliated reinsurance transactions is available in Note 8. Reinsurance.

75

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

14. Managing General Agents

The Company utilizes managing general agents and third-party administrators in its operations. Information regarding these entities is as follows:

Name and Address of MGA/TPA	FEIN #	Exclusive	Type of Business	Type of	Total Direct
		Contract	Written	Authority	Premiums
				Granted

The Vanguard Group, Inc. 100 Vanguard Blvd	23-1945930	No	Deferred and Income Annuities	C, B, P, U	$50,268
Malvem, PA 19355

C -        Claims Payment

B -        Binding Authority

P -         Premium Collection

U -        Underwriting

For years ended December 31, 2017, 2016 and 2015, the Company had $50,268, $35,397 and $48,811, respectively, of direct premiums written by The Vanguard Group, Inc.

For years ended December 31, 2017, 2016 and 2015 the Company had $0, $0 and $16,899, respectively, of direct premiums written by Affinion Group.

15. Commitments and Contingencies

At December 31, 2017 and 2016, the Company has mortgage loan commitments of $21,261 and $17,177, respectively.

The Company has contingent commitments of $212,642 and $160,415, at December 31, 2017 and 2016, respectively, to provide additional funding for joint ventures, partnerships and limited liability companies. There are $196,409 and $146,694 in LIHTC commitments as of December 31, 2017 and 2016, respectively.

Private placement commitments outstanding as of December 31, 2017 and 2016 were $17,893 and $18,000, respectively.

The Company is a party to legal proceedings involving a variety of issues incidental to its business. Lawsuits may be brought in nearly any federal or state court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company’s legal proceedings are subject to many variables, and given its complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

76

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law. Amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Association. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $115 and $391 at December 31, 2017 and 2016, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The Company had an offsetting premium tax benefit of $80 and $19 at December 31, 2017 and 2016, respectively. The guaranty fund (benefit) expense was ($3,412), ($315) and ($210) for the years ended December 31, 2017, 2016 and 2015, respectively.

16. Sales, Transfer and Servicing of Financial Assets and Extinguishments of Liabilities

The Company enters into dollar repurchase agreements in which securities are delivered to the counterparty once adequate collateral has been received. As of December 31, 2017 and 2016, the Company had dollar repurchase agreements outstanding in the amount of $203,456 and $20,325, respectively. The Company had an outstanding liability for borrowed money in the amount $204,899 and $20,005 at December 31, 2017 and 2016, respectively due to participation in dollar repurchase agreements which includes accrued interest.

The contractual maturities of the dollar repurchase agreement positions are as follows:

	Fair Value
	2017	2016

Open	$204,340	$19,955
30 days or less	–	–
31 to 60 days	–	–
61 to 90 days	–	–
Greater than 90 days	–	–

Total	204,340	19,955
Securities received	–	–

Total collateral received	$204,340	$19,955

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. During 2017 there were no securities sold and reacquired within 30 days of the sale date.

77

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

17. Subsequent Events

The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are issued, provided they give evidence of conditions that existed at the balance sheet date (Type I). The Company has not identified a Type I subsequent events for the year ended December 31, 2017 through April 26, 2018.

Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II). The Company has identified a Type II subsequent event for the year ended December 31, 2017. In January 2018, in connection with the transformation of the Company’s and its parent’s U.S. business and long term strategy, a Company affiliate entered into a multi-year third party administration arrangement for the administration of certain U.S. based in-force policies.

78

Transamerica Financial Life Insurance Company

Appendix A – Listing of Affiliated Companies

Transamerica Corporation EIN: 42-1484983 AFFILIATIONS SCHEDULE YEAR ENDED DECEMBER 31, 2017 Attachment to Note 9
Entity Name	FEIN
Transamerica Corporation	42-1484983
AEGON Asset Management Services Inc	39-1884868
AEGON Assignment Corp (Illinois)	42-1477359
AEGON Assignment Corp of Kentucky	61-1314968
AEGON Direct Marketing Services Inc	42-1470697
AEGON Direct Marketing Services International Inc	52-1291367
AEGON Financial Services Group Inc	41-1479568
AEGON Institutional Markets Inc	61-1085329
AEGON Management Company	35-1113520
AEGON Structured Settlements Inc	61-1068209
AEGON USA Real Estate Services Inc	61-1098396
AEGON USA Realty Advisors of CA FKA Pensaprima Inc	20-5023693
AFSG Securities Corporation	23-2421076
AUSA Properties Inc	27-1275705
Commonwealth General Corporation	51-0108922
Creditor Resources Inc	42-1079584
CRI Solutions Inc	52-1363611
Financial Planning Services Inc	23-2130174
Firebird Reinsurance Corporation	47-3331975
Garnet Assurance Corporation	11-3674132
Garnet Assurance Corporation II	14-1893533
Garnet Assurance Corporation III	01-0947856
Intersecurities Ins Agency	42-1517005
Investors Warranty of America Inc	42-1154276
LIICA RE I	20-5984601
LIICA RE II	20-5927773
Massachusetts Fidelity Trust	42-0947998
MLIC RE I Inc	01-0930908

79

Transamerica Financial Life Insurance Company

Appendix A – Listing of Affiliated Companies (continued)

Transamerica Corporation EIN: 42-1484983 AFFILIATIONS SCHEDULE YEAR ENDED DECEMBER 31, 2017 Attachment to Note 9
Entity Name	FEIN
Money Services Inc	42-1079580
Monumental General Administrators Inc	52-1243288
Pearl Holdings Inc I	20-1063558
Pearl Holdings Inc II	20-1063571
Pine Falls Re Inc	26-1552330
Real Estate Alternatives Portfolio 3A Inc	20-1627078
River Ridge Insurance Company	20-0877184
Short Hills Management	42-1338496
Stonebridge Benefit Services Inc	75-2548428
Stonebridge Reinsurance Company	61-1497252
TCF Asset Management Corp	84-0642550
TCFC Air Holdings Inc	32-0092333
TCFC Asset Holdings Inc	32-0092334
TLIC Oakbrook Reinsurance Inc.	47-1026613
TLIC Riverwood Reinsurance Inc	45-3193055
TLIC Watertree Reinsurance, Inc.	81-3715574
Tranasmerica Advisors Life Insurance Company (FKA MLLIC)	91-1325756
Transamerica Accounts Holding Corp	36-4162154
Transamerica Affinity Services Inc	42-1523438
Transamerica Affordable Housing Inc	94-3252196
Transamerica Agency Network Inc (FKA: Life Inv Fin Group)	61-1513662
Transamerica Annuity Service Corporation	85-0325648
Transamerica Asset Management (fka Transamerica Fund Adviso)	59-3403585
Transamerica Capital Inc	95-3141953
Transamerica Casualty Insurance Company	31-4423946
Transamerica Commercial Finance Corp I	94-3054228
Transamerica Consumer Finance Holding Company	95-4631538
Transamerica Corporation (OREGON)	98-6021219

80

Transamerica Financial Life Insurance Company

Appendix A – Listing of Affiliated Companies (continued)

Transamerica Corporation EIN: 42-1484983 AFFILIATIONS SCHEDULE YEAR ENDED DECEMBER 31, 2017 Attachment to Note 9
Entity Name	FEIN
Transamerica Distribution Finance Overseas Inc	36-4254366
Transamerica Finance Corporation	95-1077235
Transamerica Financial Advisors FKA InterSecurities	59-2476008
Transamerica Financial Life Insurance Company	36-6071399
Transamerica Fund Services Inc	59-3403587
Transamerica Home Loan	95-4390993
Transamerica International Re (Bermuda) Ltd	98-0199561
Transamerica Investors Securities Corp	13-3696753
Transamerica Leasing Holdings Inc	13-3452993
Transamerica Life Insurance Company	39-0989781
Transamerica Pacific Insurance Co Ltd	94-3304740
Transamerica Premier Life Insurance Company	52-0419790
Transamerica Resources Inc (FKA: Nat Assoc Mgmt)	52-1525601
Transamerica Small Business Capital Inc	36-4251204
Transamerica Stable Value Solutions Inc	27-0648897
Transamerica Vendor Financial Services Corporation	36-4134790
United Financial Services Inc	52-1263786
WFG China Holdings Inc	20-2541057
World Fin Group Ins Agency of Massachusetts Inc	04-3182849
World Financial Group Inc	42-1518386
World Financial Group Ins Agency of Hawaii Inc	99-0277127
World Financial Group Insurance Agency of WY Inc	42-1519076
World Financial Group Insurance Agency	95-3809372
Zahorik Company Inc	95-2775959
Zero Beta Fund LLC	26-1298094

81

Statutory-Basis

Financial Statement Schedule

82

Transamerica Financial Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2017

SCHEDULE I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet (2)
Fixed maturities
Bonds:
United States government and government agencies and authorities	$463,148	$566,749	$470,990
States, municipalities and political subdivisions	240,429	243,661	240,429
Foreign governments	129,085	140,778	129,085
Hybrid securities	130,794	134,911	130,794
All other corporate bonds	4,968,695	5,260,840	4,968,124
Preferred stocks	4,552	4,394	4,552

Total fixed maturities	5,936,703	6,351,333	5,943,974

Equity securities
Common stocks:
Public utilities	–	–	–
Banks, trust and insurance	–	–	–
Industrial, miscellaneous and all other	–	–	–

Total equity securities	–	–	–

Mortgage loans on real estate	1,348,257		1,348,257
Real estate	3,604		3,604
Policy loans	125,868		125,868
Other long-term investments	59,462		59,462
Receivable for securities	115		115
Securities lending	418,193		418,193
Cash, cash equivalents and short-term investments	410,188		410,188

Total investments	$8,302,390		$8,309,661

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

(2)	United States government, state, municipal and political, hybrid and corporate bonds of $2,292 are held at fair value rather than amortized cost due to having an NAIC 6 rating.

83

Transamerica Financial Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*

Year ended December 31, 2017
Individual life	$1,045,834	$–	$18,135	$(1,299)	$47,944	$18,776	$57,492
Individual health	85,754	4,305	10,860	49,066	3,206	72,440	14,485
Group life and health	181,571	2,554	10,627	79,899	8,035	63,981	31,511
Annuity	5,447,545	–	519	5,030,921	259,675	5,683,831	(315,328)
Other	–	–	–	–	52,874	–	–

	$6,760,704	$6,859	$40,141	$5,158,587	$371,734	$5,839,028	$(211,840)

Year ended December 31, 2016
Individual life	$1,118,498	$–	$18,281	$157,318	$53,602	$182,963	$75,668
Individual health	43,800	5,321	11,729	62,058	3,431	19,448	17,692
Group life and health	162,148	2,811	11,317	80,133	8,554	55,385	32,104
Annuity	5,806,086	–	686	5,475,752	293,132	5,750,859	114,033
Other	–	–	–	–	49,610	–	–

	$7,130,532	$8,132	$42,013	$5,775,261	$408,330	$6,008,655	$239,497

Year ended December 31, 2015
Individual life	$1,033,269	$–	$15,641	$143,383	$52,051	$161,212	$81,310
Individual health	59,122	5,842	12,239	58,286	3,163	53,426	22,486
Group life and health	140,745	1,914	22,065	81,840	7,833	47,903	27,820
Annuity	5,804,427	–	938	5,529,484	292,596	4,837,210	1,004,128
Other	–	–	–	–	59,905	–	–

	$7,037,563	$7,756	$50,883	$5,812,993	$415,548	$5,099,751	$1,135,744

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied

84

Transamerica Financial Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net

Year ended December 31, 2017
Life insurance in force	$25,419,746	$154,374,478	$151,926,555	$22,971,822	661%

Premiums:
Individual life	$179,651	$694,892	$513,942	$(1,299)	-39579%
Individual health	49,240	194	20	49,065	0%
Group life and health	81,890	3,073	1,081	79,898	1%
Annuity	5,193,872	168,576	5,624	5,030,920	0%

	$5,504,653	$866,735	$520,667	$5,158,584	10%

Year ended December 31, 2016
Life insurance in force	$25,466,212	$172,845,130	$170,252,105	$22,873,187	744%

Premiums:
Individual life	$172,726	$536,674	$521,267	$157,319	331%
Individual health	62,606	604	56	62,058	0%
Group life and health	81,420	3,235	1,948	80,133	2%
Annuity	5,470,023	333	6,062	5,475,752	0%

	$5,786,775	$540,846	$529,333	$5,775,262	9%

Year ended December 31, 2015
Life insurance in force	$24,382,596	$180,500,389	$177,774,290	$21,656,497	821%

Premiums:
Individual life	$158,031	$515,667	$501,018	$143,382	349%
Individual health	59,062	822	46	58,286	0%
Group life and health	81,321	1,766	2,284	81,839	3%
Annuity	5,522,672	395	7,208	5,529,485	0%

	$5,821,086	$518,650	$510,556	$5,812,992	9%

85

FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Years Ended December 31, 2017 and 2016

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Financial Statements

Years Ended December 31, 2017 and 2016

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and Contract Owners of Separate Account VA BNY

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts listed in the table below (constituting Separate Account VA BNY, hereafter collectively referred to as the “Sub-Accounts”) as of December 31, 2017 and the related statements of operations and change in net assets, including the related notes, for the periods listed in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Sub-Accounts as of December 31, 2017 and the results of each of their operations and changes in each of their net assets for the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

AB Balanced Wealth Strategy Class B Shares (1)	TA Clarion Global Real Estate Securities Service Class (1)
AB Growth and Income Class B Shares (1)	TA International Equity Index Service Class (3)
AB Large Cap Growth Class B Shares (1)	TA International Moderate Growth Service Class (1)
American Funds - Asset Allocation Class 2 Shares (1)	TA Janus Balanced Service Class (1)
American Funds - Bond Class 2 Shares (1)	TA Janus Mid-Cap Growth Initial Class (1)
American Funds - Growth Class 2 Shares (1)	TA Janus Mid-Cap Growth Service Class (1)
American Funds - Growth-Income Class 2 Shares (1)	TA Jennison Growth Initial Class (1)
American Funds - International Class 2 Shares (1)	TA Jennison Growth Service Class (1)
Fidelity® VIP Balanced Service Class 2 (1)	TA JPMorgan Core Bond Service Class (1)
Fidelity® VIP Contrafund® Initial Class (1)	TA JPMorgan Enhanced Index Initial Class (1)
Fidelity® VIP Contrafund® Service Class 2 (1)	TA JPMorgan Enhanced Index Service Class (1)
Fidelity® VIP Equity-Income Service Class 2 (1)	TA JPMorgan Mid Cap Value Service Class (1)
Fidelity® VIP Growth Service Class 2 (1)	TA JPMorgan Tactical Allocation Service Class (1)
Fidelity® VIP Growth Opportunities Service Class 2 (1)	TA Legg Mason Dynamic Allocation - Balanced Service Class (1)
Fidelity® VIP Mid Cap Initial Class (1)	TA Legg Mason Dynamic Allocation - Growth Service Class (1)
Fidelity® VIP Mid Cap Service Class 2 (1)	TA Madison Diversified Income Service Class (4)
Fidelity® VIP Value Strategies Initial Class (1)	TA Managed Risk - Balanced ETF Service Class (1)
Fidelity® VIP Value Strategies Service Class 2 (1)	TA Managed Risk - Conservative ETF Service Class (1)
Franklin Founding Funds Allocation Class 4 Shares (1)	TA Managed Risk - Growth ETF Service Class (1)
Franklin Income Class 2 Shares (1)	TA Market Participation Strategy Service Class (1)
Franklin Mutual Shares Class 2 Shares (1)	TA MFS International Equity Initial Class (1)
Franklin Templeton Foreign Class 2 Shares (1)	TA MFS International Equity Service Class (1)
Invesco V.I. American Franchise Series II Shares (1)	TA Morgan Stanley Capital Growth Initial Class (1)
Janus Henderson - Enterprise Service Shares (1)	TA Morgan Stanley Capital Growth Service Class (1)
Janus Henderson - Global Research Service Shares (1)	TA Multi-Managed Balanced Initial Class (1)
Janus Henderson - Mid Cap Value Service Shares (1)	TA Multi-Managed Balanced Service Class (1)
JPMorgan Insurance Trust Core Bond Class 1 Shares (1)	TA Multi-Manager Alternative Strategies Service Class (1)
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares (1)	TA PIMCO Tactical - Balanced Service Class (1)
JPMorgan Insurance Trust Small Cap Core Class 1 Shares (1)	TA PIMCO Tactical - Conservative Service Class (1)
JPMorgan Insurance Trust U.S. Equity Class 1 Shares (1)	TA PIMCO Tactical - Growth Service Class (1)
MFS® New Discovery Service Class (1)	TA PIMCO Total Return Initial Class (1)
MFS® Total Return Service Class (1)	TA PIMCO Total Return Service Class (1)
State Street Total Return V.I.S. Class 3 Shares (1)	TA PineBridge Inflation Opportunities Service Class (1)
TA AB Dynamic Allocation Initial Class (1)	TA ProFunds UltraBear Service Class (OAM) (1)
TA AB Dynamic Allocation Service Class (1)	TA QS Investors Active Asset Allocation - Conservative Service Class (1)
TA Aegon Government Money Market Initial Class (1)	TA QS Investors Active Asset Allocation - Moderate Service Class (1)
TA Aegon Government Money Market Service Class (1)	TA QS Investors Active Asset Allocation - Moderate Growth Service Class (1)
TA Aegon High Yield Bond Initial Class (1)	TA Small/Mid Cap Value Initial Class (1)
TA Aegon High Yield Bond Service Class (1)	TA Small/Mid Cap Value Service Class (1)
TA Aegon U.S. Government Securities Initial Class (1)	TA T. Rowe Price Small Cap Initial Class (1)
TA Aegon U.S. Government Securities Service Class (1)	TA T. Rowe Price Small Cap Service Class (1)
TA American Funds Managed Risk - Balanced Service Class (1)	TA Torray Concentrated Growth Initial Class (1)
TA Asset Allocation - Conservative Initial Class (1)	TA Torray Concentrated Growth Service Class (1)
TA Asset Allocation - Conservative Service Class (1)	TA TS&W International Equity Initial Class (1)
TA Asset Allocation - Growth Initial Class (1)	TA TS&W International Equity Service Class (1)
TA Asset Allocation - Growth Service Class (1)	TA U.S. Equity Index Service Class (3)
TA Asset Allocation - Moderate Initial Class (1)	TA WMC US Growth Initial Class (1)
TA Asset Allocation - Moderate Service Class (1)	TA WMC US Growth Service Class (1)
TA Asset Allocation - Moderate Growth Initial Class (1)	Vanguard® Equity Index (1)
TA Asset Allocation - Moderate Growth Service Class (1)	Vanguard® International (1)
TA Barrow Hanley Dividend Focused Initial Class (1)	Vanguard® Mid-Cap Index (1)
TA Barrow Hanley Dividend Focused Service Class (1)	Vanguard® REIT Index (1)
TA BlackRock Equity Smart Beta 100 Service Class (2)	Vanguard® Short-Term Investment Grade (1)
TA BlackRock Global Allocation Service Class (1)	Vanguard® Total Bond Market Index (1)
TA BlackRock Global Allocation Managed Risk - Balanced Service Class (1)	Voya Global Perspectives Class S Shares (1)
TA BlackRock Global Allocation Managed Risk - Growth Service Class (1)	Voya Large Cap Value Class S Shares (1)
TA BlackRock Smart Beta 50 Service Class (2)	Voya Strategic Allocation Conservative Class S Shares (1)
TA BlackRock Smart Beta 75 Service Class (2)	Voya Strategic Allocation Moderate Class S Shares (1)
TA BlackRock Tactical Allocation Service Class (1)	Wanger International (1)
TA Clarion Global Real Estate Securities Initial Class (1)	Wanger USA (1)

(1)	Statement of assets and liabilities as of December 31, 2017, and statements of operations and change in net assets for the years ended December 31, 2017 and 2016.
(2)	Statement of assets and liabilities as of December 31, 2017 and statements of operations and change in net assets for the year ended December 31, 2017 and the period March 21, 2016 (commencement of operations) through December 31, 2016.
(3)	Statement of assets and liabilities as of December 31, 2017 and statement of operations and change in net assets for the period May 1, 2017 (commencement of operations) through December 31, 2017.
(4)	Statement of assets and liabilities as of December 31, 2017 and statement of operations and change in net assets for the period June 1, 2017 (commencement of operations) through December 31, 2017.

Basis for Opinions

These financial statements are the responsibility of the Transamerica Financial Life Insurance Company’s management. Our responsibility is to express an opinion on the Sub-Accounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Sub-Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 23, 2018

We have served as the auditor of one or more Sub-Accounts in Separate Account VA BNY since 2014.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2017

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to) /from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Balanced Wealth Strategy Class B Shares	401,762.851	$4,552,014	$4,712,678	$1	$4,712,679	1,763,828	$1.921500	$13.835308
AB Growth and Income Class B Shares	770,310.152	22,183,696	25,327,798	51	25,327,849	6,311,186	1.825539	17.045344
AB Large Cap Growth Class B Shares	8,295.340	271,892	445,460	(5)	445,455	165,616	1.898680	12.809059
American Funds - Asset Allocation Class 2 Shares	2,308,334.626	48,428,289	54,222,780	(50)	54,222,730	15,279,462	1.877331	14.874576
American Funds - Bond Class 2 Shares	1,542,241.363	16,833,712	16,486,560	(33)	16,486,527	5,015,162	1.090676	10.555130
American Funds - Growth Class 2 Shares	566,085.580	38,902,250	43,786,720	—	43,786,720	5,074,221	2.381329	18.833232
American Funds - Growth-Income Class 2 Shares	637,843.559	29,304,355	31,707,203	29	31,707,232	6,132,937	2.217204	17.865875
American Funds - International Class 2 Shares	805,335.301	15,147,007	17,419,403	13	17,419,416	4,186,038	1.380065	13.995312
Fidelity® VIP Balanced Service Class 2	1,336,176.285	21,821,457	24,492,111	48	24,492,159	8,980,286	1.641459	15.055664
Fidelity® VIP Contrafund® Initial Class	—	—	—	—	—	—	17.100698	17.381974
Fidelity® VIP Contrafund® Service Class 2	1,213,443.876	40,017,784	44,958,096	27	44,958,123	6,467,651	1.867925	17.057835
Fidelity® VIP Equity-Income Service Class 2	32,666.705	656,475	761,788	(8)	761,780	360,555	1.669143	11.004979
Fidelity® VIP Growth Service Class 2	13,766.980	581,190	1,003,062	17	1,003,079	392,569	1.921841	13.142960
Fidelity® VIP Growth Opportunities Service Class 2	64.217	1,326	2,285	4	2,289	1,238	1.800854	2.421261
Fidelity® VIP Mid Cap Initial Class	—	—	—	—	—	—	16.962643	17.241670
Fidelity® VIP Mid Cap Service Class 2	962,686.034	31,939,901	36,379,905	9	36,379,914	5,062,903	1.994930	16.917674
Fidelity® VIP Value Strategies Initial Class	1,893.807	25,956	27,025	—	27,025	1,731	15.362587	15.615309
Fidelity® VIP Value Strategies Service Class 2	892,670.849	13,056,855	12,836,607	(22)	12,836,585	2,008,310	1.898125	15.315575
Franklin Founding Funds Allocation Class 4 Shares	449,528.957	3,316,777	3,384,953	(8)	3,384,945	1,619,010	2.004806	10.959554
Franklin Income Class 2 Shares	205,206.258	3,056,437	3,318,185	(7)	3,318,178	2,252,757	1.368879	10.821945
Franklin Mutual Shares Class 2 Shares	34,671.172	597,989	705,905	13	705,918	498,421	1.296561	10.613536
Franklin Templeton Foreign Class 2 Shares	111,885.354	1,535,249	1,730,866	(4)	1,730,862	1,543,003	1.050263	11.522134
Invesco V.I. American Franchise Series II Shares	3,301.365	131,915	200,723	8	200,731	109,350	1.736466	12.359359
Janus Henderson - Enterprise Service Shares	5,347.883	233,090	356,543	11	356,554	94,795	1.487011	12.355010
Janus Henderson - Global Research Service Shares	7,769.191	222,988	389,780	(6)	389,774	231,664	1.077643	12.390415
Janus Henderson - Mid Cap Value Service Shares	145.896	2,186	2,552	(3)	2,549	969	2.564784	2.706882
JPMorgan Insurance Trust Core Bond Class 1 Shares	43,886.145	500,407	480,114	(7)	480,107	373,840	1.228448	10.155351
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	15,359.401	91,009	181,702	(3)	181,699	52,138	3.293287	10.943570
JPMorgan Insurance Trust Small Cap Core Class 1 Shares	348.931	4,612	8,947	3	8,950	2,547	3.348036	11.092614
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	2,641.303	44,217	85,657	4	85,661	25,247	3.212737	11.758652
MFS® New Discovery Service Class	94,428.496	1,458,997	1,753,537	(10)	1,753,527	614,556	2.441340	12.326078
MFS® Total Return Service Class	52,626.557	1,047,857	1,277,773	(12)	1,277,761	684,296	1.549699	11.022585
State Street Total Return V.I.S. Class 3 Shares	182,971.712	3,391,089	3,637,478	7	3,637,485	1,414,159	1.462980	13.307784
TA AB Dynamic Allocation Initial Class	6,249.444	53,117	63,869	1	63,870	35,881	1.453413	1.862648
TA AB Dynamic Allocation Service Class	2,182,596.770	20,054,260	22,153,357	(17)	22,153,340	7,433,079	1.119064	11.786306
TA Aegon Government Money Market Initial Class	165,769.260	165,769	165,769	6	165,775	126,501	0.804807	1.310464
TA Aegon Government Money Market Service Class	22,509,295.508	22,509,294	22,509,296	95	22,509,391	7,834,925	0.800650	9.926991
TA Aegon High Yield Bond Initial Class	16,467.650	132,926	130,753	2	130,755	47,609	1.434311	12.225409
TA Aegon High Yield Bond Service Class	900,956.649	7,201,877	7,261,711	13	7,261,724	2,134,226	1.673763	11.923442
TA Aegon U.S. Government Securities Initial Class	26,498.210	318,878	284,856	(2)	284,854	142,568	1.176574	1.998018
TA Aegon U.S. Government Securities Service Class	2,607,030.962	31,494,610	28,859,833	(49)	28,859,784	10,761,864	1.044487	10.174151
TA American Funds Managed Risk - Balanced Service Class	4,381,759.972	44,932,178	50,784,598	8	50,784,606	4,488,029	11.111412	11.621539

See accompanying notes.

2

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2017

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to) /from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA Asset Allocation - Conservative Initial Class	1,613.760	$17,038	$17,848	$—	$17,848	9,676	$1.572463	$1.989669
TA Asset Allocation - Conservative Service Class	6,174,681.655	64,738,655	67,551,017	(130)	67,550,887	22,261,316	1.225880	12.163620
TA Asset Allocation - Growth Initial Class	2,749.727	27,894	37,479	1	37,480	16,941	1.967342	2.616070
TA Asset Allocation - Growth Service Class	625,167.912	6,795,239	8,452,270	(2)	8,452,268	2,253,319	1.483121	15.076009
TA Asset Allocation - Moderate Initial Class	57,393.141	625,545	724,301	(4)	724,297	358,312	1.747001	2.240421
TA Asset Allocation - Moderate Service Class	24,148,745.054	273,404,486	300,651,876	(214)	300,651,662	92,461,728	1.407392	12.947752
TA Asset Allocation - Moderate Growth Initial Class	33,300.835	376,694	447,563	(2)	447,561	206,571	1.874335	2.440486
TA Asset Allocation - Moderate Growth Service Class	15,139,989.347	175,742,378	200,756,259	89	200,756,348	54,159,674	1.352315	13.903796
TA Barrow Hanley Dividend Focused Initial Class	145,832.040	2,342,864	3,740,592	13	3,740,605	1,290,725	1.550689	16.642144
TA Barrow Hanley Dividend Focused Service Class	916,156.319	19,316,051	23,499,410	18	23,499,428	5,898,194	1.646504	16.199907
TA BlackRock Equity Smart Beta 100 Service Class	1,622,788.665	18,481,263	21,047,569	(1)	21,047,568	1,638,678	11.959344	12.976558
TA BlackRock Global Allocation Service Class	4,863,234.419	65,114,207	72,510,825	147	72,510,972	26,269,985	1.293160	12.646636
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	954,047.336	8,939,839	9,425,988	(3)	9,425,985	907,756	10.169694	11.071126
TA BlackRock Global Allocation Managed Risk - Growth Service Class	977,925.461	9,017,814	9,906,385	(1)	9,906,384	934,837	10.373858	11.597828
TA BlackRock Smart Beta 50 Service Class	708,223.041	7,470,598	8,137,483	(1)	8,137,482	716,979	11.014320	11.524406
TA BlackRock Smart Beta 75 Service Class	1,046,004.376	11,663,704	12,688,033	2	12,688,035	1,058,764	11.469337	12.129099
TA BlackRock Tactical Allocation Service Class	6,704,143.152	102,620,006	108,003,746	189	108,003,935	30,063,885	1.252410	12.875920
TA Clarion Global Real Estate Securities Initial Class	1,727.958	24,292	22,723	(4)	22,719	8,032	1.463600	11.494653
TA Clarion Global Real Estate Securities Service Class	442,476.973	5,813,461	6,088,483	(5)	6,088,478	1,468,053	1.251562	11.199269
TA International Equity Index Service Class	34,530.405	362,102	385,014	(1)	385,013	34,853	10.956037	11.123849
TA International Moderate Growth Service Class	4,586,132.381	44,051,392	50,493,318	35	50,493,353	18,492,054	1.144261	12.510625
TA Janus Balanced Service Class	5,555,837.879	73,649,652	84,726,528	(116)	84,726,412	16,864,853	1.364094	14.268365
TA Janus Mid-Cap Growth Initial Class	436.051	11,015	14,084	2	14,086	4,743	1.619426	14.637584
TA Janus Mid-Cap Growth Service Class	159,721.217	4,483,594	4,956,149	16	4,956,165	1,074,011	1.848762	14.259368
TA Jennison Growth Initial Class	162,290.764	1,496,065	1,747,872	(4)	1,747,868	743,075	2.205407	20.467223
TA Jennison Growth Service Class	2,346,777.309	22,310,946	24,077,935	7	24,077,942	4,805,173	2.388702	19.929148
TA JPMorgan Core Bond Service Class	2,177,228.247	30,301,016	30,045,750	(5)	30,045,745	10,257,283	1.057863	10.595392
TA JPMorgan Enhanced Index Initial Class	33,314.047	537,789	722,249	—	722,249	204,079	2.115674	17.910468
TA JPMorgan Enhanced Index Service Class	300,114.097	5,550,293	6,488,467	(2)	6,488,465	610,054	2.039323	17.455874
TA JPMorgan Mid Cap Value Service Class	1,242,144.759	23,414,767	20,619,603	(18)	20,619,585	2,459,077	2.088132	16.655633
TA JPMorgan Tactical Allocation Service Class	5,398,443.926	78,627,261	85,781,274	14	85,781,288	20,667,991	1.196575	11.964839
TA Legg Mason Dynamic Allocation - Balanced Service Class	7,679,937.879	90,238,490	93,925,640	58	93,925,698	18,245,161	1.091108	11.895436
TA Legg Mason Dynamic Allocation - Growth Service Class	4,621,597.443	56,519,871	60,496,711	(127)	60,496,584	12,174,684	1.219493	12.503305
TA Madison Diversified Income Service Class	83,541.053	1,065,707	1,092,717	(1)	1,092,716	100,620	1.294268	12.194369
TA Managed Risk - Balanced ETF Service Class	37,975,178.191	434,660,327	470,512,458	90	470,512,548	114,723,659	1.125658	12.556351
TA Managed Risk - Conservative ETF Service Class	7,063,060.452	84,276,336	89,983,390	12	89,983,402	29,909,663	1.162095	12.248369
TA Managed Risk - Growth ETF Service Class	35,522,813.186	359,777,011	395,368,911	(40)	395,368,871	107,929,650	1.291239	13.515993
TA Market Participation Strategy Service Class	2,703,017.276	31,303,189	34,598,621	23	34,598,644	7,606,598	1.237739	13.011533
TA MFS International Equity Initial Class	11,495.591	95,901	113,921	(3)	113,918	67,784	1.559855	13.281371
TA MFS International Equity Service Class	2,386,283.685	20,086,915	23,218,540	(42)	23,218,498	6,976,614	1.357985	12.947634

See accompanying notes.

3

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2017

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to) /from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA Morgan Stanley Capital Growth Initial Class	4,666.185	$74,508	$84,271	$(4)	$84,267	26,276	$2.754707	$3.859802
TA Morgan Stanley Capital Growth Service Class	349,170.691	5,156,497	6,155,879	(1)	6,155,878	648,014	2.494350	21.875560
TA Multi-Managed Balanced Initial Class	2,061.555	27,355	31,274	(10)	31,264	12,065	2.307285	2.689153
TA Multi-Managed Balanced Service Class	8,994,881.759	120,666,634	133,663,943	(25)	133,663,918	19,130,187	1.661817	14.563549
TA Multi-Manager Alternative Strategies Service Class	28,303.584	282,452	283,602	(1)	283,601	27,933	9.907066	10.462560
TA PIMCO Tactical - Balanced Service Class	2,991,883.776	34,744,850	37,398,547	8	37,398,555	10,673,517	1.117682	12.839609
TA PIMCO Tactical - Conservative Service Class	2,048,023.652	23,452,210	24,740,126	(1)	24,740,125	6,197,607	1.074587	12.436322
TA PIMCO Tactical - Growth Service Class	2,936,265.863	33,220,219	37,085,038	(7)	37,085,031	7,566,104	1.116766	13.237149
TA PIMCO Total Return Initial Class	30,150.638	347,460	348,541	4	348,545	209,554	1.394140	1.702346
TA PIMCO Total Return Service Class	6,692,183.890	77,066,135	76,692,427	124	76,692,551	30,035,880	1.081041	10.584377
TA PineBridge Inflation Opportunities Service Class	1,500,390.181	15,600,578	15,394,003	31	15,394,034	8,592,127	0.978728	10.265369
TA ProFunds UltraBear Service Class (OAM)	1,042,991.620	763,771	479,776	(39)	479,737	11,919,880	0.038914	6.881646
TA QS Investors Active Asset Allocation - Conservative Service Class	2,319,165.464	24,595,721	26,090,611	(47)	26,090,564	8,365,097	1.094192	11.698713
TA QS Investors Active Asset Allocation - Moderate Service Class	7,772,496.097	87,534,233	93,891,753	38	93,891,791	25,368,039	1.144725	12.092132
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	4,792,796.345	53,788,751	57,992,836	24	57,992,860	14,109,933	1.178917	12.634102
TA Small/Mid Cap Value Initial Class	153,783.531	2,935,526	3,307,884	6	3,307,890	295,652	2.033402	17.276808
TA Small/Mid Cap Value Service Class	608,587.534	12,345,883	12,762,081	32	12,762,113	3,407,142	2.242263	16.826681
TA T. Rowe Price Small Cap Initial Class	23,721.558	313,951	369,819	(3)	369,816	75,660	2.177300	18.922458
TA T. Rowe Price Small Cap Service Class	2,549,147.916	33,494,543	37,625,423	(39)	37,625,384	5,550,914	2.777781	18.434318
TA Torray Concentrated Growth Initial Class	73,530.408	1,254,430	1,603,698	2	1,603,700	225,789	2.018639	17.013197
TA Torray Concentrated Growth Service Class	139,142.824	2,569,850	3,107,059	15	3,107,074	762,171	2.015642	16.571112
TA TS&W International Equity Initial Class	53,045.847	629,957	765,452	7	765,459	296,543	1.571701	13.292263
TA TS&W International Equity Service Class	252,633.974	3,213,259	3,615,192	—	3,615,192	763,813	1.139215	12.944454
TA U.S. Equity Index Service Class	81,115.328	887,975	918,226	—	918,226	81,862	11.123126	11.293457
TA WMC US Growth Initial Class	102,929.251	2,504,411	3,010,681	29	3,010,710	1,688,314	1.713548	18.677090
TA WMC US Growth Service Class	771,453.547	18,644,558	22,079,001	31	22,079,032	4,828,655	1.745323	18.191755
Vanguard® Equity Index	23,528.659	795,670	968,675	—	968,675	54,305	17.672143	17.962798
Vanguard® International	23,647.181	490,717	646,514	1	646,515	42,242	15.157735	15.407065
Vanguard® Mid-Cap Index	—	—	—	—	—	—	16.810501	17.087033
Vanguard® REIT Index	—	—	—	—	—	—	12.891679	13.103702
Vanguard® Short-Term Investment Grade	—	—	—	—	—	—	10.318348	10.488135
Vanguard® Total Bond Market Index	30,339.566	372,901	359,524	—	359,524	34,255	10.398133	10.569253
Voya Global Perspectives Class S Shares	—	—	—	—	—	—	10.716410	11.195795
Voya Large Cap Value Class S Shares	—	—	—	—	—	—	11.020741	11.631096
Voya Strategic Allocation Conservative Class S Shares	—	—	—	—	—	—	10.636208	10.879935
Voya Strategic Allocation Moderate Class S Shares	—	—	—	—	—	—	11.005874	11.258092
Wanger International	—	—	—	—	—	—	13.402562	13.623048
Wanger USA	—	—	—	—	—	—	16.804172	17.080588

See accompanying notes.

4

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	AB Balanced Wealth Strategy Class B Shares Subaccount	AB Growth and Income Class B Shares Subaccount	AB Large Cap Growth Class B Shares Subaccount	American Funds - Asset Allocation Class 2 Shares Subaccount	American Funds - Bond Class 2 Shares Subaccount
Net Assets as of December 31, 2015:	$4,557,024	$14,390,342	$468,281	$32,340,462	$12,577,030

Investment Income:
Reinvested Dividends	81,888	133,548	—	669,159	258,123
Investment Expense:
Mortality and Expense Risk and Administrative Charges	73,549	227,585	6,107	628,639	255,654

Net Investment Income (Loss)	8,339	(94,037)	(6,107)	40,520	2,469
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	303,137	991,682	53,540	837,432	52,258
Realized Gain (Loss) on Investments	(183,882)	291,931	13,718	147,690	(35,300)

Net Realized Capital Gains (Losses) on Investments	119,255	1,283,613	67,258	985,122	16,958
Net Change in Unrealized Appreciation (Depreciation)	(9,006)	316,227	(56,566)	1,595,206	46,242

Net Gain (Loss) on Investment	110,249	1,599,840	10,692	2,580,328	63,200
Net Increase (Decrease) in Net Assets Resulting from Operations	118,588	1,505,803	4,585	2,620,848	65,669

Increase (Decrease) in Net Assets from Contract Transactions	(459,683)	1,949,908	(25,667)	10,784,512	3,102,069

Total Increase (Decrease) in Net Assets	(341,095)	3,455,711	(21,082)	13,405,360	3,167,738

Net Assets as of December 31, 2016:	$4,215,929	$17,846,053	$447,199	$45,745,822	$15,744,768

Investment Income:
Reinvested Dividends	77,350	317,653	—	797,327	314,772
Investment Expense:
Mortality and Expense Risk and Administrative Charges	71,166	329,234	6,488	886,048	270,600

Net Investment Income (Loss)	6,184	(11,581)	(6,488)	(88,721)	44,172
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	35,204	2,200,489	27,942	2,395,643	238,825
Realized Gain (Loss) on Investments	(78,884)	1,013,514	65,393	1,063,687	(53,792)

Net Realized Capital Gains (Losses) on Investments	(43,680)	3,214,003	93,335	3,459,330	185,033
Net Change in Unrealized Appreciation (Depreciation)	593,114	436,009	38,629	3,426,613	78,466

Net Gain (Loss) on Investment	549,434	3,650,012	131,964	6,885,943	263,499
Net Increase (Decrease) in Net Assets Resulting from Operations	555,618	3,638,431	125,476	6,797,222	307,671

Increase (Decrease) in Net Assets from Contract Transactions	(58,868)	3,843,365	(127,220)	1,679,686	434,088

Total Increase (Decrease) in Net Assets	496,750	7,481,796	(1,744)	8,476,908	741,759

Net Assets as of December 31, 2017:	$4,712,679	$25,327,849	$445,455	$54,222,730	$16,486,527

See Accompanying Notes.

(1)	See Footnote 1

5

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	American Funds - Growth Class 2 Shares Subaccount	American Funds - Growth- Income Class 2 Shares Subaccount	American Funds - International Class 2 Shares Subaccount	Fidelity® VIP Balanced Service Class 2 Subaccount	Fidelity® VIP Contrafund® Initial Class Subaccount
Net Assets as of December 31, 2015:	$25,212,890	$19,534,129	$10,292,784	$20,942,222	$—

Investment Income:
Reinvested Dividends	220,171	326,232	156,445	246,099	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	473,983	373,392	190,824	313,685	90

Net Investment Income (Loss)	(253,812)	(47,160)	(34,379)	(67,586)	(90)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,322,031	2,233,564	902,376	520,107	—
Realized Gain (Loss) on Investments	(1,450,959)	(738,417)	(490,412)	90,994	1,249

Net Realized Capital Gains (Losses) on Investments	871,072	1,495,147	411,964	611,101	1,249
Net Change in Unrealized Appreciation (Depreciation)	1,070,821	300,772	(274,575)	626,934	—

Net Gain (Loss) on Investment	1,941,893	1,795,919	137,389	1,238,035	1,249
Net Increase (Decrease) in Net Assets Resulting from Operations	1,688,081	1,748,759	103,010	1,170,449	1,159

Increase (Decrease) in Net Assets from Contract Transactions	3,873,899	2,737,824	1,080,055	(981,289)	(1,159)

Total Increase (Decrease) in Net Assets	5,561,980	4,486,583	1,183,065	189,160	—

Net Assets as of December 31, 2016:	$30,774,870	$24,020,712	$11,475,849	$21,131,382	$—

Investment Income:
Reinvested Dividends	203,557	412,661	200,993	299,000	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	703,586	517,786	273,666	331,368	—

Net Investment Income (Loss)	(500,029)	(105,125)	(72,673)	(32,368)	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,776,190	1,847,262	178,985	597,072	—
Realized Gain (Loss) on Investments	(16,298)	(128,952)	(41,276)	327,841	—

Net Realized Capital Gains (Losses) on Investments	3,759,892	1,718,310	137,709	924,913	—
Net Change in Unrealized Appreciation (Depreciation)	5,502,253	3,573,385	3,745,343	2,222,661	—

Net Gain (Loss) on Investment	9,262,145	5,291,695	3,883,052	3,147,574	—
Net Increase (Decrease) in Net Assets Resulting from Operations	8,762,116	5,186,570	3,810,379	3,115,206	—

Increase (Decrease) in Net Assets from Contract Transactions	4,249,734	2,499,950	2,133,188	245,571	—

Total Increase (Decrease) in Net Assets	13,011,850	7,686,520	5,943,567	3,360,777	—

Net Assets as of December 31, 2017:	$43,786,720	$31,707,232	$17,419,416	$24,492,159	$—

See Accompanying Notes.

(1)	See Footnote 1

6

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	Fidelity® VIP Contrafund® Service Class 2 Subaccount	Fidelity® VIP Equity-Income Service Class 2 Subaccount	Fidelity® VIP Growth Service Class 2 Subaccount	Fidelity® VIP Growth Opportunities Service Class 2 Subaccount	Fidelity® VIP Mid Cap Initial Class Subaccount
Net Assets as of December 31, 2015:	$30,642,355	$881,845	$832,825	$1,880	$—

Investment Income:
Reinvested Dividends	206,444	17,024	—	1	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	455,980	11,749	11,179	24	—

Net Investment Income (Loss)	(249,536)	5,275	(11,179)	(23)	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,327,767	57,662	77,139	35	—
Realized Gain (Loss) on Investments	(875,065)	1,009	16,889	37	—

Net Realized Capital Gains (Losses) on Investments	1,452,702	58,671	94,028	72	—
Net Change in Unrealized Appreciation (Depreciation)	540,382	60,189	(91,012)	(72)	—

Net Gain (Loss) on Investment	1,993,084	118,860	3,016	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	1,743,548	124,135	(8,163)	(23)	—

Increase (Decrease) in Net Assets from Contract Transactions	2,114,979	(156,539)	(39,507)	(65)	—

Total Increase (Decrease) in Net Assets	3,858,527	(32,404)	(47,670)	(88)	—

Net Assets as of December 31, 2016:	$34,500,882	$849,441	$785,155	$1,792	$—

Investment Income:
Reinvested Dividends	323,913	11,452	747	2	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	599,538	11,510	13,117	28	—

Net Investment Income (Loss)	(275,625)	(58)	(12,370)	(26)	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,141,962	17,492	65,130	259	—
Realized Gain (Loss) on Investments	474,170	24,506	21,289	40	—

Net Realized Capital Gains (Losses) on Investments	2,616,132	41,998	86,419	299	—
Net Change in Unrealized Appreciation (Depreciation)	4,877,510	41,493	180,747	287	—

Net Gain (Loss) on Investment	7,493,642	83,491	267,166	586	—
Net Increase (Decrease) in Net Assets Resulting from Operations	7,218,017	83,433	254,796	560	—

Increase (Decrease) in Net Assets from Contract Transactions	3,239,224	(171,094)	(36,872)	(63)	—

Total Increase (Decrease) in Net Assets	10,457,241	(87,661)	217,924	497	—

Net Assets as of December 31, 2017:	$44,958,123	$761,780	$1,003,079	$2,289	$—

See Accompanying Notes.

(1)	See Footnote 1

7

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	Fidelity® VIP Mid Cap Service Class 2 Subaccount	Fidelity® VIP Value Strategies Initial Class Subaccount	Fidelity® VIP Value Strategies Service Class 2 Subaccount	Franklin Founding Funds Allocation Class 4 Shares Subaccount	Franklin Income Class 2 Shares Subaccount
Net Assets as of December 31, 2015:	$24,624,604	$20,931	$9,569,134	$3,663,185	$3,637,520

Investment Income:
Reinvested Dividends	83,431	245	93,150	133,347	172,814
Investment Expense:
Mortality and Expense Risk and Administrative Charges	371,541	136	143,369	57,525	51,432

Net Investment Income (Loss)	(288,110)	109	(50,219)	75,822	121,382
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,455,258	—	—	117,360	—
Realized Gain (Loss) on Investments	(1,149,146)	9	(152,488)	(46,728)	(3,644)

Net Realized Capital Gains (Losses) on Investments	306,112	9	(152,488)	70,632	(3,644)
Net Change in Unrealized Appreciation (Depreciation)	2,238,074	1,748	757,052	234,165	287,830

Net Gain (Loss) on Investment	2,544,186	1,757	604,564	304,797	284,186
Net Increase (Decrease) in Net Assets Resulting from Operations	2,256,076	1,866	554,345	380,619	405,568

Increase (Decrease) in Net Assets from Contract Transactions	1,099,536	(4)	700,473	(349,545)	(565,520)

Total Increase (Decrease) in Net Assets	3,355,612	1,862	1,254,818	31,074	(159,952)

Net Assets as of December 31, 2016:	$27,980,216	$22,793	$10,823,952	$3,694,259	$3,477,568

Investment Income:
Reinvested Dividends	161,732	376	148,284	91,039	145,905
Investment Expense:
Mortality and Expense Risk and Administrative Charges	488,302	161	184,178	57,928	50,188

Net Investment Income (Loss)	(326,570)	215	(35,894)	33,111	95,717
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,416,297	5,824	2,749,644	146,001	—
Realized Gain (Loss) on Investments	(70,738)	5	(50,199)	(2,626)	33,707

Net Realized Capital Gains (Losses) on Investments	1,345,559	5,829	2,699,445	143,375	33,707
Net Change in Unrealized Appreciation (Depreciation)	4,557,615	(1,807)	(775,254)	169,229	138,534

Net Gain (Loss) on Investment	5,903,174	4,022	1,924,191	312,604	172,241
Net Increase (Decrease) in Net Assets Resulting from Operations	5,576,604	4,237	1,888,297	345,715	267,958

Increase (Decrease) in Net Assets from Contract Transactions	2,823,094	(5)	124,336	(655,029)	(427,348)

Total Increase (Decrease) in Net Assets	8,399,698	4,232	2,012,633	(309,314)	(159,390)

Net Assets as of December 31, 2017:	$36,379,914	$27,025	$12,836,585	$3,384,945	$3,318,178

See Accompanying Notes.

(1)	See Footnote 1

8

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	Franklin Mutual Shares Class 2 Shares Subaccount	Franklin Templeton Foreign Class 2 Shares Subaccount	Invesco V.I. American Franchise Series II Shares Subaccount	Janus Henderson - Enterprise Service Shares Subaccount	Janus Henderson - Global Research Service Shares Subaccount
Net Assets as of December 31, 2015:	$795,342	$1,727,313	$184,547	$275,800	$406,816

Investment Income:
Reinvested Dividends	14,463	32,806	—	2,019	3,699
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,323	23,966	2,643	3,903	5,838

Net Investment Income (Loss)	3,140	8,840	(2,643)	(1,884)	(2,139)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	59,581	29,383	16,626	21,640	—
Realized Gain (Loss) on Investments	26,319	(5,345)	1,282	5,632	4,630

Net Realized Capital Gains (Losses) on Investments	85,900	24,038	17,908	27,272	4,630
Net Change in Unrealized Appreciation (Depreciation)	12,513	57,724	(14,371)	3,390	(2,078)

Net Gain (Loss) on Investment	98,413	81,762	3,537	30,662	2,552
Net Increase (Decrease) in Net Assets Resulting from Operations	101,553	90,602	894	28,778	413

Increase (Decrease) in Net Assets from Contract Transactions	(121,268)	(134,832)	(1,456)	(13,685)	(11,668)

Total Increase (Decrease) in Net Assets	(19,715)	(44,230)	(562)	15,093	(11,255)

Net Assets as of December 31, 2016:	$775,627	$1,683,083	$183,985	$290,893	$395,561

Investment Income:
Reinvested Dividends	16,688	45,383	—	1,734	2,908
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,378	25,252	2,943	4,492	6,482

Net Investment Income (Loss)	5,310	20,131	(2,943)	(2,758)	(3,574)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	30,264	—	15,351	20,163	—
Realized Gain (Loss) on Investments	28,162	19,719	12,154	4,628	43,068

Net Realized Capital Gains (Losses) on Investments	58,426	19,719	27,505	24,791	43,068
Net Change in Unrealized Appreciation (Depreciation)	(15,387)	203,269	19,701	50,764	54,025

Net Gain (Loss) on Investment	43,039	222,988	47,206	75,555	97,093
Net Increase (Decrease) in Net Assets Resulting from Operations	48,349	243,119	44,263	72,797	93,519

Increase (Decrease) in Net Assets from Contract Transactions	(118,058)	(195,340)	(27,517)	(7,136)	(99,306)

Total Increase (Decrease) in Net Assets	(69,709)	47,779	16,746	65,661	(5,787)

Net Assets as of December 31, 2017:	$705,918	$1,730,862	$200,731	$356,554	$389,774

See Accompanying Notes.

(1)	See Footnote 1

9

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	Janus Henderson - Mid Cap Value Service Shares Subaccount	JPMorgan Insurance Trust Core Bond Class 1 Shares Subaccount	JPMorgan Insurance Trust Mid Cap Value Class 1 Shares Subaccount	JPMorgan Insurance Trust Small Cap Core Class 1 Shares Subaccount	JPMorgan Insurance Trust U.S. Equity Class 1 Shares Subaccount
Net Assets as of December 31, 2015:	$2,083	$624,029	$142,851	$6,877	$66,448

Investment Income:
Reinvested Dividends	19	15,180	1,288	36	656
Investment Expense:
Mortality and Expense Risk and Administrative Charges	29	8,121	1,912	95	865

Net Investment Income (Loss)	(10)	7,059	(624)	(59)	(209)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	289	—	7,708	564	2,328
Realized Gain (Loss) on Investments	8	(3,880)	1,086	118	694

Net Realized Capital Gains (Losses) on Investments	297	(3,880)	8,794	682	3,022
Net Change in Unrealized Appreciation (Depreciation)	56	2,863	10,746	645	3,444

Net Gain (Loss) on Investment	353	(1,017)	19,540	1,327	6,466
Net Increase (Decrease) in Net Assets Resulting from Operations	343	6,042	18,916	1,268	6,257

Increase (Decrease) in Net Assets from Contract Transactions	(70)	(105,045)	(2)	(138)	(897)

Total Increase (Decrease) in Net Assets	273	(99,003)	18,914	1,130	5,360

Net Assets as of December 31, 2016:	$2,356	$525,026	$161,765	$8,007	$71,808

Investment Income:
Reinvested Dividends	15	13,198	1,351	27	689
Investment Expense:
Mortality and Expense Risk and Administrative Charges	33	7,201	2,177	115	1,021

Net Investment Income (Loss)	(18)	5,997	(826)	(88)	(332)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	90	—	7,532	59	775
Realized Gain (Loss) on Investments	15	(3,605)	1,314	155	956

Net Realized Capital Gains (Losses) on Investments	105	(3,605)	8,846	214	1,731
Net Change in Unrealized Appreciation (Depreciation)	189	8,416	11,915	967	13,415

Net Gain (Loss) on Investment	294	4,811	20,761	1,181	15,146
Net Increase (Decrease) in Net Assets Resulting from Operations	276	10,808	19,935	1,093	14,814

Increase (Decrease) in Net Assets from Contract Transactions	(83)	(55,727)	(1)	(150)	(961)

Total Increase (Decrease) in Net Assets	193	(44,919)	19,934	943	13,853

Net Assets as of December 31, 2017:	$2,549	$480,107	$181,699	$8,950	$85,661

See Accompanying Notes.

(1)	See Footnote 1

10

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	MFS® New Discovery Service Class Subaccount	MFS® Total Return Service Class Subaccount	State Street Total Return V.I.S. Class 3 Shares Subaccount	TA AB Dynamic Allocation Initial Class Subaccount	TA AB Dynamic Allocation Service Class Subaccount
Net Assets as of December 31, 2015:	$1,819,446	$1,794,787	$1,849,112	$65,845	$21,064,949

Investment Income:
Reinvested Dividends	—	48,747	36,883	978	265,263
Investment Expense:
Mortality and Expense Risk and Administrative Charges	24,230	25,080	33,014	904	304,121

Net Investment Income (Loss)	(24,230)	23,667	3,869	74	(38,858)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	78,224	60,179	42,758	—	—
Realized Gain (Loss) on Investments	(15,935)	24,690	17,022	935	256,565

Net Realized Capital Gains (Losses) on Investments	62,289	84,869	59,780	935	256,565
Net Change in Unrealized Appreciation (Depreciation)	78,147	20,500	28,944	(542)	(132,762)

Net Gain (Loss) on Investment	140,436	105,369	88,724	393	123,803
Net Increase (Decrease) in Net Assets Resulting from Operations	116,206	129,036	92,593	467	84,945

Increase (Decrease) in Net Assets from Contract Transactions	(236,623)	(99,585)	372,214	(7,428)	1,139,388

Total Increase (Decrease) in Net Assets	(120,417)	29,451	464,807	(6,961)	1,224,333

Net Assets as of December 31, 2016:	$1,699,029	$1,824,238	$2,313,919	$58,884	$22,289,282

Investment Income:
Reinvested Dividends	—	38,475	61,757	1,094	317,977
Investment Expense:
Mortality and Expense Risk and Administrative Charges	26,126	23,752	46,626	854	307,053

Net Investment Income (Loss)	(26,126)	14,723	15,131	240	10,924
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	37,896	49,388	95,414	—	—
Realized Gain (Loss) on Investments	53,735	174,209	49,261	201	422,161

Net Realized Capital Gains (Losses) on Investments	91,631	223,597	144,675	201	422,161
Net Change in Unrealized Appreciation (Depreciation)	333,083	(66,086)	194,806	4,407	1,230,167

Net Gain (Loss) on Investment	424,714	157,511	339,481	4,608	1,652,328
Net Increase (Decrease) in Net Assets Resulting from Operations	398,588	172,234	354,612	4,848	1,663,252

Increase (Decrease) in Net Assets from Contract Transactions	(344,090)	(718,711)	968,954	138	(1,799,194)

Total Increase (Decrease) in Net Assets	54,498	(546,477)	1,323,566	4,986	(135,942)

Net Assets as of December 31, 2017:	$1,753,527	$1,277,761	$3,637,485	$63,870	$22,153,340

See Accompanying Notes.

(1)	See Footnote 1

11

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	TA Aegon Government Money Market Initial Class Subaccount	TA Aegon Government Money Market Service Class Subaccount	TA Aegon High Yield Bond Initial Class Subaccount	TA Aegon High Yield Bond Service Class Subaccount	TA Aegon U.S. Government Securities Initial Class Subaccount
Net Assets as of December 31, 2015:	$143,537	$47,562,444	$120,077	$5,904,739	$307,218

Investment Income:
Reinvested Dividends	9	2,299	6,073	333,989	2,845
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,162	605,563	1,209	83,077	4,486

Net Investment Income (Loss)	(2,153)	(603,264)	4,864	250,912	(1,641)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	—
Realized Gain (Loss) on Investments	—	—	(1,072)	(173,616)	(5,344)

Net Realized Capital Gains (Losses) on Investments	—	—	(1,072)	(173,616)	(5,344)
Net Change in Unrealized Appreciation (Depreciation)	—	—	9,136	626,208	(629)

Net Gain (Loss) on Investment	—	—	8,064	452,592	(5,973)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,153)	(603,264)	12,928	703,504	(7,614)

Increase (Decrease) in Net Assets from Contract Transactions	(63,135)	(10,551,001)	(34,488)	32,892	(47,625)

Total Increase (Decrease) in Net Assets	(65,288)	(11,154,265)	(21,560)	736,396	(55,239)

Net Assets as of December 31, 2016:	$78,249	$36,408,179	$98,517	$6,641,135	$251,979

Investment Income:
Reinvested Dividends	6	1,371	7,647	403,126	10,605
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,553	362,487	1,460	99,752	3,675

Net Investment Income (Loss)	(1,547)	(361,116)	6,187	303,374	6,930
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	22,179
Realized Gain (Loss) on Investments	—	—	2,514	(7,233)	(840)

Net Realized Capital Gains (Losses) on Investments	—	—	2,514	(7,233)	21,339
Net Change in Unrealized Appreciation (Depreciation)	—	—	(2,102)	93,128	(25,408)

Net Gain (Loss) on Investment	—	—	412	85,895	(4,069)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,547)	(361,116)	6,599	389,269	2,861

Increase (Decrease) in Net Assets from Contract Transactions	89,073	(13,537,672)	25,639	231,320	30,014

Total Increase (Decrease) in Net Assets	87,526	(13,898,788)	32,238	620,589	32,875

Net Assets as of December 31, 2017:	$165,775	$22,509,391	$130,755	$7,261,724	$284,854

See Accompanying Notes.

(1)	See Footnote 1

12

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	TA Aegon U.S. Government Securities Service Class Subaccount	TA American Funds Managed Risk - Balanced Service Class Subaccount	TA Asset Allocation - Conservative Initial Class Subaccount	TA Asset Allocation - Conservative Service Class Subaccount	TA Asset Allocation - Growth Initial Class Subaccount
Net Assets as of December 31, 2015:	$70,779,519	$9,319,240	$15,547	$64,424,762	$141,457

Investment Income:
Reinvested Dividends	360,017	106,786	321	1,109,879	1,190
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,190,019	234,222	219	845,039	1,307

Net Investment Income (Loss)	(830,002)	(127,436)	102	264,840	(117)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	350	1,386,297	—
Realized Gain (Loss) on Investments	500,995	43,016	(8)	(778,203)	12,019

Net Realized Capital Gains (Losses) on Investments	500,995	43,016	342	608,094	12,019
Net Change in Unrealized Appreciation (Depreciation)	(443,504)	1,094,835	50	880,028	(7,958)

Net Gain (Loss) on Investment	57,491	1,137,851	392	1,488,122	4,061
Net Increase (Decrease) in Net Assets Resulting from Operations	(772,511)	1,010,415	494	1,752,962	3,944

Increase (Decrease) in Net Assets from Contract Transactions	2,390,570	16,459,541	1	(5,612,322)	(90,035)

Total Increase (Decrease) in Net Assets	1,618,059	17,469,956	495	(3,859,360)	(86,091)

Net Assets as of December 31, 2016:	$72,397,578	$26,789,196	$16,042	$60,565,402	$55,366

Investment Income:
Reinvested Dividends	1,256,594	270,264	361	1,245,839	497
Investment Expense:
Mortality and Expense Risk and Administrative Charges	665,561	570,973	236	869,983	625

Net Investment Income (Loss)	591,033	(300,709)	125	375,856	(128)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,015,503	38,019	271	1,060,002	751
Realized Gain (Loss) on Investments	(2,347,575)	350,741	2	(37,823)	6,501

Net Realized Capital Gains (Losses) on Investments	667,928	388,760	273	1,022,179	7,252
Net Change in Unrealized Appreciation (Depreciation)	(647,785)	4,796,529	1,408	5,393,251	2,509

Net Gain (Loss) on Investment	20,143	5,185,289	1,681	6,415,430	9,761
Net Increase (Decrease) in Net Assets Resulting from Operations	611,176	4,884,580	1,806	6,791,286	9,633

Increase (Decrease) in Net Assets from Contract Transactions	(44,148,970)	19,110,830	—	194,199	(27,519)

Total Increase (Decrease) in Net Assets	(43,537,794)	23,995,410	1,806	6,985,485	(17,886)

Net Assets as of December 31, 2017:	$28,859,784	$50,784,606	$17,848	$67,550,887	$37,480

See Accompanying Notes.

(1)	See Footnote 1

13

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	TA Asset Allocation - Growth Service Class Subaccount	TA Asset Allocation - Moderate Initial Class Subaccount	TA Asset Allocation - Moderate Service Class Subaccount	TA Asset Allocation - Moderate Growth Initial Class Subaccount	TA Asset Allocation - Moderate Growth Service Class Subaccount
Net Assets as of December 31, 2015:	$6,787,813	$807,013	$279,599,191	$261,989	$153,403,905

Investment Income:
Reinvested Dividends	133,450	19,510	5,408,591	7,619	2,768,033
Investment Expense:
Mortality and Expense Risk and Administrative Charges	94,824	11,632	3,789,249	4,686	2,204,955

Net Investment Income (Loss)	38,626	7,878	1,619,342	2,933	563,078
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	22,232	7,018,580	20,492	8,580,519
Realized Gain (Loss) on Investments	86,077	1,311	752,718	14	1,729,850

Net Realized Capital Gains (Losses) on Investments	86,077	23,543	7,771,298	20,506	10,310,369
Net Change in Unrealized Appreciation (Depreciation)	101,098	1,356	989,617	3,429	(3,625,948)

Net Gain (Loss) on Investment	187,175	24,899	8,760,915	23,935	6,684,421
Net Increase (Decrease) in Net Assets Resulting from Operations	225,801	32,777	10,380,257	26,868	7,247,499

Increase (Decrease) in Net Assets from Contract Transactions	531,533	63,889	(8,210,994)	98,322	1,705,525

Total Increase (Decrease) in Net Assets	757,334	96,666	2,169,263	125,190	8,953,024

Net Assets as of December 31, 2016:	$7,545,147	$903,679	$281,768,454	$387,179	$162,356,929

Investment Income:
Reinvested Dividends	91,470	17,397	4,785,120	7,157	2,750,336
Investment Expense:
Mortality and Expense Risk and Administrative Charges	111,225	12,333	3,987,503	5,418	2,565,430

Net Investment Income (Loss)	(19,755)	5,064	797,617	1,739	184,906
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	163,315	20,709	6,527,746	13,879	6,136,986
Realized Gain (Loss) on Investments	461,550	43,269	3,417,396	516	3,300,772

Net Realized Capital Gains (Losses) on Investments	624,865	63,978	9,945,142	14,395	9,437,758
Net Change in Unrealized Appreciation (Depreciation)	988,914	54,399	28,700,158	53,598	19,852,505

Net Gain (Loss) on Investment	1,613,779	118,377	38,645,300	67,993	29,290,263
Net Increase (Decrease) in Net Assets Resulting from Operations	1,594,024	123,441	39,442,917	69,732	29,475,169

Increase (Decrease) in Net Assets from Contract Transactions	(686,903)	(302,823)	(20,559,709)	(9,350)	8,924,250

Total Increase (Decrease) in Net Assets	907,121	(179,382)	18,883,208	60,382	38,399,419

Net Assets as of December 31, 2017:	$8,452,268	$724,297	$300,651,662	$447,561	$200,756,348

See Accompanying Notes.

(1)	See Footnote 1

14

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	TA Barrow Hanley Dividend Focused Initial Class Subaccount	TA Barrow Hanley Dividend Focused Service Class Subaccount	TA BlackRock Equity Smart Beta 100 Service Class Subaccount(1)	TA BlackRock Global Allocation Service Class Subaccount	TA BlackRock Global Allocation Managed Risk - Balanced Service Class Subaccount
Net Assets as of December 31, 2015:	$3,270,068	$12,481,040	$—	$56,381,328	$3,294,098

Investment Income:
Reinvested Dividends	61,862	327,465	—	224,629	123,821
Investment Expense:
Mortality and Expense Risk and Administrative Charges	40,951	219,242	2,810	817,031	83,706

Net Investment Income (Loss)	20,911	108,223	(2,810)	(592,402)	40,115
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	347,991	412,737
Realized Gain (Loss) on Investments	228,128	249,583	(248)	(606,240)	(94,426)

Net Realized Capital Gains (Losses) on Investments	228,128	249,583	(248)	(258,249)	318,311
Net Change in Unrealized Appreciation (Depreciation)	126,672	1,509,558	16,689	2,756,356	(355,670)

Net Gain (Loss) on Investment	354,800	1,759,141	16,441	2,498,107	(37,359)
Net Increase (Decrease) in Net Assets Resulting from Operations	375,711	1,867,364	13,631	1,905,705	2,756

Increase (Decrease) in Net Assets from Contract Transactions	(613,102)	5,214,936	1,112,817	3,768,486	3,906,565

Total Increase (Decrease) in Net Assets	(237,391)	7,082,300	1,126,448	5,674,191	3,909,321

Net Assets as of December 31, 2016:	$3,032,677	$19,563,340	$1,126,448	$62,055,519	$7,203,419

Investment Income:
Reinvested Dividends	74,345	481,021	77,062	756,436	53,695
Investment Expense:
Mortality and Expense Risk and Administrative Charges	44,843	320,032	117,626	953,346	107,258

Net Investment Income (Loss)	29,502	160,989	(40,564)	(196,910)	(53,563)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	14,252	—	—
Realized Gain (Loss) on Investments	136,929	615,895	38,872	651,306	(66,817)

Net Realized Capital Gains (Losses) on Investments	136,929	615,895	53,124	651,306	(66,817)
Net Change in Unrealized Appreciation (Depreciation)	310,896	2,166,185	2,549,617	7,180,153	950,474

Net Gain (Loss) on Investment	447,825	2,782,080	2,602,741	7,831,459	883,657
Net Increase (Decrease) in Net Assets Resulting from Operations	477,327	2,943,069	2,562,177	7,634,549	830,094

Increase (Decrease) in Net Assets from Contract Transactions	230,601	993,019	17,358,943	2,820,904	1,392,472

Total Increase (Decrease) in Net Assets	707,928	3,936,088	19,921,120	10,455,453	2,222,566

Net Assets as of December 31, 2017:	$3,740,605	$23,499,428	$21,047,568	$72,510,972	$9,425,985

See Accompanying Notes.

(1)	See Footnote 1

15

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	TA BlackRock Global Allocation Managed Risk - Growth Service Class Subaccount	TA BlackRock Smart Beta 50 Service Class Subaccount(1)	TA BlackRock Smart Beta 75 Service Class Subaccount(1)	TA BlackRock Tactical Allocation Service Class Subaccount	TA Clarion Global Real Estate Securities Initial Class Subaccount
Net Assets as of December 31, 2015:	$4,545,309	$—	$—	$94,383,584	$23,333

Investment Income:
Reinvested Dividends	140,635	—	—	2,269,074	418
Investment Expense:
Mortality and Expense Risk and Administrative Charges	81,493	10,512	6,230	1,371,126	328

Net Investment Income (Loss)	59,142	(10,512)	(6,230)	897,948	90
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	394,030	—	—	3,301,868	—
Realized Gain (Loss) on Investments	(152,193)	(927)	31	112,430	(267)

Net Realized Capital Gains (Losses) on Investments	241,837	(927)	31	3,414,298	(267)
Net Change in Unrealized Appreciation (Depreciation)	(341,501)	(13,804)	5,799	(964,853)	(19)

Net Gain (Loss) on Investment	(99,664)	(14,731)	5,830	2,449,445	(286)
Net Increase (Decrease) in Net Assets Resulting from Operations	(40,522)	(25,243)	(400)	3,347,393	(196)

Increase (Decrease) in Net Assets from Contract Transactions	2,810,895	3,542,049	834,226	2,826,438	(1,100)

Total Increase (Decrease) in Net Assets	2,770,373	3,516,806	833,826	6,173,831	(1,296)

Net Assets as of December 31, 2016:	$7,315,682	$3,516,806	$833,826	$100,557,415	$22,037

Investment Income:
Reinvested Dividends	58,176	51,196	39,489	1,568,848	840
Investment Expense:
Mortality and Expense Risk and Administrative Charges	112,793	77,753	67,555	1,473,751	316

Net Investment Income (Loss)	(54,617)	(26,557)	(28,066)	95,097	524
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	10,592	11,248	1,773,829	—
Realized Gain (Loss) on Investments	(107,300)	37,359	19,353	539,031	(223)

Net Realized Capital Gains (Losses) on Investments	(107,300)	47,951	30,601	2,312,860	(223)
Net Change in Unrealized Appreciation (Depreciation)	1,438,050	680,689	1,018,530	7,773,803	1,825

Net Gain (Loss) on Investment	1,330,750	728,640	1,049,131	10,086,663	1,602
Net Increase (Decrease) in Net Assets Resulting from Operations	1,276,133	702,083	1,021,065	10,181,760	2,126

Increase (Decrease) in Net Assets from Contract Transactions	1,314,569	3,918,593	10,833,144	(2,735,240)	(1,444)

Total Increase (Decrease) in Net Assets	2,590,702	4,620,676	11,854,209	7,446,520	682

Net Assets as of December 31, 2017:	$9,906,384	$8,137,482	$12,688,035	$108,003,935	$22,719

See Accompanying Notes.

(1)	See Footnote 1

16

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	TA Clarion Global Real Estate Securities Service Class Subaccount	TA International Equity Index Service Class Subaccount(1)	TA International Moderate Growth Service Class Subaccount	TA Janus Balanced Service Class Subaccount	TA Janus Mid-Cap Growth Initial Class Subaccount
Net Assets as of December 31, 2015:	$5,829,195	$—	$43,094,351	$50,716,781	$33,445

Investment Income:
Reinvested Dividends	83,047	—	800,130	631,535	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	88,308	—	610,021	817,992	573

Net Investment Income (Loss)	(5,261)	—	190,109	(186,457)	(573)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	524,526	3,921
Realized Gain (Loss) on Investments	(64)	—	(67,381)	621,735	20

Net Realized Capital Gains (Losses) on Investments	(64)	—	(67,381)	1,146,261	3,941
Net Change in Unrealized Appreciation (Depreciation)	(104,434)	—	(267,183)	836,656	(4,655)

Net Gain (Loss) on Investment	(104,498)	—	(334,564)	1,982,917	(714)
Net Increase (Decrease) in Net Assets Resulting from Operations	(109,759)	—	(144,455)	1,796,460	(1,287)

Increase (Decrease) in Net Assets from Contract Transactions	2,018	—	(1,450,692)	14,170,752	15,722

Total Increase (Decrease) in Net Assets	(107,741)	—	(1,595,147)	15,967,212	14,435

Net Assets as of December 31, 2016:	$5,721,454	$—	$41,499,204	$66,683,993	$47,880

Investment Income:
Reinvested Dividends	193,237	—	728,183	1,021,952	14
Investment Expense:
Mortality and Expense Risk and Administrative Charges	89,254	3,409	637,754	1,081,713	315

Net Investment Income (Loss)	103,983	(3,409)	90,429	(59,761)	(301)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	362,409	85
Realized Gain (Loss) on Investments	64,727	5,082	487,497	1,075,400	(592)

Net Realized Capital Gains (Losses) on Investments	64,727	5,082	487,497	1,437,809	(507)
Net Change in Unrealized Appreciation (Depreciation)	363,632	22,912	7,485,342	9,353,823	8,049

Net Gain (Loss) on Investment	428,359	27,994	7,972,839	10,791,632	7,542
Net Increase (Decrease) in Net Assets Resulting from Operations	532,342	24,585	8,063,268	10,731,871	7,241

Increase (Decrease) in Net Assets from Contract Transactions	(165,318)	360,428	930,881	7,310,548	(41,035)

Total Increase (Decrease) in Net Assets	367,024	385,013	8,994,149	18,042,419	(33,794)

Net Assets as of December 31, 2017:	$6,088,478	$385,013	$50,493,353	$84,726,412	$14,086

See Accompanying Notes.

(1)	See Footnote 1

17

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	TA Janus Mid-Cap Growth Service Class Subaccount	TA Jennison Growth Initial Class Subaccount	TA Jennison Growth Service Class Subaccount	TA JPMorgan Core Bond Service Class Subaccount	TA JPMorgan Enhanced Index Initial Class Subaccount
Net Assets as of December 31, 2015:	$3,821,907	$2,001,597	$18,662,985	$20,112,573	$634,049

Investment Income:
Reinvested Dividends	—	—	—	472,747	2,424
Investment Expense:
Mortality and Expense Risk and Administrative Charges	50,185	22,059	242,561	356,405	7,906

Net Investment Income (Loss)	(50,185)	(22,059)	(242,561)	116,342	(5,482)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	333,048	257,979	2,645,528	—	13,251
Realized Gain (Loss) on Investments	(282,403)	124,710	238,186	58,434	29,316

Net Realized Capital Gains (Losses) on Investments	50,645	382,689	2,883,714	58,434	42,567
Net Change in Unrealized Appreciation (Depreciation)	(149,818)	(447,554)	(3,346,286)	(225,767)	23,374

Net Gain (Loss) on Investment	(99,173)	(64,865)	(462,572)	(167,333)	65,941
Net Increase (Decrease) in Net Assets Resulting from Operations	(149,358)	(86,924)	(705,133)	(50,991)	60,459

Increase (Decrease) in Net Assets from Contract Transactions	(110,398)	(492,403)	(1,802,023)	7,609,613	(83,649)

Total Increase (Decrease) in Net Assets	(259,756)	(579,327)	(2,507,156)	7,558,622	(23,190)

Net Assets as of December 31, 2016:	$3,562,151	$1,422,270	$16,155,829	$27,671,195	$610,859

Investment Income:
Reinvested Dividends	—	102	—	752,250	3,858
Investment Expense:
Mortality and Expense Risk and Administrative Charges	64,488	21,946	323,077	411,435	8,499

Net Investment Income (Loss)	(64,488)	(21,844)	(323,077)	340,815	(4,641)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	30,919	161,451	2,337,842	—	13,601
Realized Gain (Loss) on Investments	(74,578)	57,795	395,477	(8,348)	13,904

Net Realized Capital Gains (Losses) on Investments	(43,659)	219,246	2,733,319	(8,348)	27,505
Net Change in Unrealized Appreciation (Depreciation)	1,135,700	273,067	3,858,022	214,915	97,412

Net Gain (Loss) on Investment	1,092,041	492,313	6,591,341	206,567	124,917
Net Increase (Decrease) in Net Assets Resulting from Operations	1,027,553	470,469	6,268,264	547,382	120,276

Increase (Decrease) in Net Assets from Contract Transactions	366,461	(144,871)	1,653,849	1,827,168	(8,886)

Total Increase (Decrease) in Net Assets	1,394,014	325,598	7,922,113	2,374,550	111,390

Net Assets as of December 31, 2017:	$4,956,165	$1,747,868	$24,077,942	$30,045,745	$722,249

See Accompanying Notes.

(1)	See Footnote 1

18

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	TA JPMorgan Enhanced Index Service Class Subaccount	TA JPMorgan Mid Cap Value Service Class Subaccount	TA JPMorgan Tactical Allocation Service Class Subaccount	TA Legg Mason Dynamic Allocation - Balanced Service Class Subaccount	TA Legg Mason Dynamic Allocation - Growth Service Class Subaccount
Net Assets as of December 31, 2015:	$1,978,768	$20,803,900	$70,466,542	$93,488,870	$66,569,685

Investment Income:
Reinvested Dividends	3,275	413,614	907,207	1,092,043	657,965
Investment Expense:
Mortality and Expense Risk and Administrative Charges	32,417	336,001	1,055,680	1,323,962	917,345

Net Investment Income (Loss)	(29,142)	77,613	(148,473)	(231,919)	(259,380)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	41,134	3,459,483	—	2,143,253	1,208,606
Realized Gain (Loss) on Investments	(61,974)	(11,832)	607,905	780,360	180,464

Net Realized Capital Gains (Losses) on Investments	(20,840)	3,447,651	607,905	2,923,613	1,389,070
Net Change in Unrealized Appreciation (Depreciation)	208,563	(1,084,278)	1,526,683	(4,675,958)	(2,634,950)

Net Gain (Loss) on Investment	187,723	2,363,373	2,134,588	(1,752,345)	(1,245,880)
Net Increase (Decrease) in Net Assets Resulting from Operations	158,581	2,440,986	1,986,115	(1,984,264)	(1,505,260)

Increase (Decrease) in Net Assets from Contract Transactions	2,282,556	3,010,182	11,372,524	4,988,286	(2,400,133)

Total Increase (Decrease) in Net Assets	2,441,137	5,451,168	13,358,639	3,004,022	(3,905,393)

Net Assets as of December 31, 2016:	$4,419,905	$26,255,068	$83,825,181	$96,492,892	$62,664,292

Investment Income:
Reinvested Dividends	23,215	119,445	1,361,111	1,017,011	589,211
Investment Expense:
Mortality and Expense Risk and Administrative Charges	84,306	342,665	1,149,477	1,217,044	816,852

Net Investment Income (Loss)	(61,091)	(223,220)	211,634	(200,033)	(227,641)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	115,960	4,474,365	—	—	—
Realized Gain (Loss) on Investments	101,589	(207,207)	1,522,803	461,427	492,487

Net Realized Capital Gains (Losses) on Investments	217,549	4,267,158	1,522,803	461,427	492,487
Net Change in Unrealized Appreciation (Depreciation)	810,353	(1,674,708)	4,136,507	7,695,438	6,400,441

Net Gain (Loss) on Investment	1,027,902	2,592,450	5,659,310	8,156,865	6,892,928
Net Increase (Decrease) in Net Assets Resulting from Operations	966,811	2,369,230	5,870,944	7,956,832	6,665,287

Increase (Decrease) in Net Assets from Contract Transactions	1,101,749	(8,004,713)	(3,914,837)	(10,524,026)	(8,832,995)

Total Increase (Decrease) in Net Assets	2,068,560	(5,635,483)	1,956,107	(2,567,194)	(2,167,708)

Net Assets as of December 31, 2017:	$6,488,465	$20,619,585	$85,781,288	$93,925,698	$60,496,584

See Accompanying Notes.

(1)	See Footnote 1

19

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	TA Madison Diversified Income Service Class Subaccount(1)	TA Managed Risk - Balanced ETF Service Class Subaccount	TA Managed Risk - Conservative ETF Service Class Subaccount	TA Managed Risk - Growth ETF Service Class Subaccount	TA Market Participation Strategy Service Class Subaccount
Net Assets as of December 31, 2015:	$—	$432,034,799	$86,100,597	$339,220,776	$31,264,212

Investment Income:
Reinvested Dividends	—	7,211,461	1,460,997	5,762,053	53,545
Investment Expense:
Mortality and Expense Risk and Administrative Charges	—	5,792,729	1,197,305	4,738,438	455,775

Net Investment Income (Loss)	—	1,418,732	263,692	1,023,615	(402,230)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	3,538,812	817,693	—	486,666
Realized Gain (Loss) on Investments	—	(879,475)	(288,710)	(6,911,530)	327,435

Net Realized Capital Gains (Losses) on Investments	—	2,659,337	528,983	(6,911,530)	814,101
Net Change in Unrealized Appreciation (Depreciation)	—	6,123,019	1,498,255	17,091,208	418,432

Net Gain (Loss) on Investment	—	8,782,356	2,027,238	10,179,678	1,232,533
Net Increase (Decrease) in Net Assets Resulting from Operations	—	10,201,088	2,290,930	11,203,293	830,303

Increase (Decrease) in Net Assets from Contract Transactions	—	(3,939,415)	(25,039)	3,928,398	2,045,765

Total Increase (Decrease) in Net Assets	—	6,261,673	2,265,891	15,131,691	2,876,068

Net Assets as of December 31, 2016:	$—	$438,296,472	$88,366,488	$354,352,467	$34,140,280

Investment Income:
Reinvested Dividends	1,644	7,630,584	1,642,084	6,091,994	106,037
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,526	6,049,692	1,176,171	5,085,387	466,172

Net Investment Income (Loss)	(1,882)	1,580,892	465,913	1,006,607	(360,135)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,340	—	—	—	—
Realized Gain (Loss) on Investments	1,574	2,259,292	230,893	(437,805)	392,466

Net Realized Capital Gains (Losses) on Investments	3,914	2,259,292	230,893	(437,805)	392,466
Net Change in Unrealized Appreciation (Depreciation)	27,010	47,416,434	7,497,433	57,715,356	2,985,640

Net Gain (Loss) on Investment	30,924	49,675,726	7,728,326	57,277,551	3,378,106
Net Increase (Decrease) in Net Assets Resulting from Operations	29,042	51,256,618	8,194,239	58,284,158	3,017,971

Increase (Decrease) in Net Assets from Contract Transactions	1,063,674	(19,040,542)	(6,577,325)	(17,267,754)	(2,559,607)

Total Increase (Decrease) in Net Assets	1,092,716	32,216,076	1,616,914	41,016,404	458,364

Net Assets as of December 31, 2017:	$1,092,716	$470,512,548	$89,983,402	$395,368,871	$34,598,644

See Accompanying Notes.

(1)	See Footnote 1

20

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	TA MFS International Equity Initial Class Subaccount	TA MFS International Equity Service Class Subaccount	TA Morgan Stanley Capital Growth Initial Class Subaccount	TA Morgan Stanley Capital Growth Service Class Subaccount	TA Multi- Managed Balanced Initial Class Subaccount
Net Assets as of December 31, 2015:	$72,782	$12,388,616	$81,045	$2,180,373	$50,184

Investment Income:
Reinvested Dividends	987	168,827	—	—	756
Investment Expense:
Mortality and Expense Risk and Administrative Charges	890	187,110	975	32,390	886

Net Investment Income (Loss)	97	(18,283)	(975)	(32,390)	(130)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	494	98,441	9,580	330,356	2,561
Realized Gain (Loss) on Investments	874	(224,369)	4,833	(67,197)	4,277

Net Realized Capital Gains (Losses) on Investments	1,368	(125,928)	14,413	263,159	6,838
Net Change in Unrealized Appreciation (Depreciation)	(2,376)	(74,650)	(17,533)	(359,825)	(2,860)

Net Gain (Loss) on Investment	(1,008)	(200,578)	(3,120)	(96,666)	3,978
Net Increase (Decrease) in Net Assets Resulting from Operations	(911)	(218,861)	(4,095)	(129,056)	3,848

Increase (Decrease) in Net Assets from Contract Transactions	(10,035)	1,175,645	(13,251)	1,658,408	(26,257)

Total Increase (Decrease) in Net Assets	(10,946)	956,784	(17,346)	1,529,352	(22,409)

Net Assets as of December 31, 2016:	$61,836	$13,345,400	$63,699	$3,709,725	$27,775

Investment Income:
Reinvested Dividends	1,482	238,445	—	—	253
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,223	266,011	1,099	71,751	410

Net Investment Income (Loss)	259	(27,566)	(1,099)	(71,751)	(157)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	5,052	354,404	331
Realized Gain (Loss) on Investments	2,101	162,248	1,376	65,403	34

Net Realized Capital Gains (Losses) on Investments	2,101	162,248	6,428	419,807	365
Net Change in Unrealized Appreciation (Depreciation)	15,483	3,579,176	21,482	1,290,965	3,282

Net Gain (Loss) on Investment	17,584	3,741,424	27,910	1,710,772	3,647
Net Increase (Decrease) in Net Assets Resulting from Operations	17,843	3,713,858	26,811	1,639,021	3,490

Increase (Decrease) in Net Assets from Contract Transactions	34,239	6,159,240	(6,243)	807,132	(1)

Total Increase (Decrease) in Net Assets	52,082	9,873,098	20,568	2,446,153	3,489

Net Assets as of December 31, 2017:	$113,918	$23,218,498	$84,267	$6,155,878	$31,264

See Accompanying Notes.

(1)	See Footnote 1

21

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	TA Multi- Managed Balanced Service Class Subaccount	TA Multi- Manager Alternative Strategies Service Class Subaccount	TA PIMCO Tactical - Balanced Service Class Subaccount	TA PIMCO Tactical - Conservative Service Class Subaccount	TA PIMCO Tactical - Growth Service Class Subaccount
Net Assets as of December 31, 2015:	$13,596,331	$136,414	$32,381,298	$16,490,590	$28,486,728

Investment Income:
Reinvested Dividends	401,542	4,882	101,856	88,757	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	531,979	1,848	481,795	271,697	399,321

Net Investment Income (Loss)	(130,437)	3,034	(379,939)	(182,940)	(399,321)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,562,177	—	—	—	—
Realized Gain (Loss) on Investments	30,169	(380)	220,864	115,584	(6,331)

Net Realized Capital Gains (Losses) on Investments	1,592,346	(380)	220,864	115,584	(6,331)
Net Change in Unrealized Appreciation (Depreciation)	1,158,320	(869)	1,522,052	617,626	1,482,806

Net Gain (Loss) on Investment	2,750,666	(1,249)	1,742,916	733,210	1,476,475
Net Increase (Decrease) in Net Assets Resulting from Operations	2,620,229	1,785	1,362,977	550,270	1,077,154

Increase (Decrease) in Net Assets from Contract Transactions	67,189,083	73,860	3,774,489	7,053,964	973,395

Total Increase (Decrease) in Net Assets	69,809,312	75,645	5,137,466	7,604,234	2,050,549

Net Assets as of December 31, 2016:	$83,405,643	$212,059	$37,518,764	$24,094,824	$30,537,277

Investment Income:
Reinvested Dividends	954,882	3,377	109,788	307,424	141,449
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,583,130	2,884	505,079	323,075	464,653

Net Investment Income (Loss)	(628,248)	493	(395,291)	(15,651)	(323,204)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,439,384	—	1,799,761	750,889	1,113,053
Realized Gain (Loss) on Investments	939,730	(856)	549,708	196,314	208,047

Net Realized Capital Gains (Losses) on Investments	2,379,114	(856)	2,349,469	947,203	1,321,100
Net Change in Unrealized Appreciation (Depreciation)	11,940,109	8,975	1,762,609	1,109,051	3,299,578

Net Gain (Loss) on Investment	14,319,223	8,119	4,112,078	2,056,254	4,620,678
Net Increase (Decrease) in Net Assets Resulting from Operations	13,690,975	8,612	3,716,787	2,040,603	4,297,474

Increase (Decrease) in Net Assets from Contract Transactions	36,567,300	62,930	(3,836,996)	(1,395,302)	2,250,280

Total Increase (Decrease) in Net Assets	50,258,275	71,542	(120,209)	645,301	6,547,754

Net Assets as of December 31, 2017:	$133,663,918	$283,601	$37,398,555	$24,740,125	$37,085,031

See Accompanying Notes.

(1)	See Footnote 1

22

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	TA PIMCO Total Return Initial Class Subaccount	TA PIMCO Total Return Service Class Subaccount	TA PineBridge Inflation Opportunities Service Class Subaccount	TA ProFunds UltraBear Service Class (OAM) Subaccount
Net Assets as of December 31, 2015:	$292,408	$71,428,468	$14,060,193	$1,122,262

Investment Income:
Reinvested Dividends	11,550	1,645,596	86,131	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,909	1,048,236	207,241	21,978

Net Investment Income (Loss)	6,641	597,360	(121,110)	(21,978)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	383	60,752	—	—
Realized Gain (Loss) on Investments	(9,219)	(500,165)	(193,944)	(400,055)

Net Realized Capital Gains (Losses) on Investments	(8,836)	(439,413)	(193,944)	(400,055)
Net Change in Unrealized Appreciation (Depreciation)	2,041	498,413	633,805	(199,203)

Net Gain (Loss) on Investment	(6,795)	59,000	439,861	(599,258)
Net Increase (Decrease) in Net Assets Resulting from Operations	(154)	656,360	318,751	(621,236)

Increase (Decrease) in Net Assets from Contract Transactions	(12,519)	4,784,997	222,177	638,141

Total Increase (Decrease) in Net Assets	(12,673)	5,441,357	540,928	16,905

Net Assets as of December 31, 2016:	$279,735	$76,869,825	$14,601,121	$1,139,167

Investment Income:
Reinvested Dividends	—	—	33,249	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,548	1,088,861	216,637	9,710

Net Investment Income (Loss)	(4,548)	(1,088,861)	(183,388)	(9,710)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,561	770,699	—	—
Realized Gain (Loss) on Investments	(207)	(536,521)	(147,104)	(357,311)

Net Realized Capital Gains (Losses) on Investments	3,354	234,178	(147,104)	(357,311)
Net Change in Unrealized Appreciation (Depreciation)	11,461	3,272,310	585,342	91,619

Net Gain (Loss) on Investment	14,815	3,506,488	438,238	(265,692)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,267	2,417,627	254,850	(275,402)

Increase (Decrease) in Net Assets from Contract Transactions	58,543	(2,594,901)	538,063	(384,028)

Total Increase (Decrease) in Net Assets	68,810	(177,274)	792,913	(659,430)

Net Assets as of December 31, 2017:	$348,545	$76,692,551	$15,394,034	$479,737

See Accompanying Notes.

(1)	See Footnote 1

23

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	TA QS Investors Active Asset Allocation - Conservative Service Class Subaccount	TA QS Investors Active Asset Allocation - Moderate Service Class Subaccount	TA QS Investors Active Asset Allocation - Moderate Growth Service Class Subaccount	TA Small/ Mid Cap Value Initial Class Subaccount
Net Assets as of December 31, 2015:	$26,610,104	$95,406,942	$58,624,473	$3,066,345

Investment Income:
Reinvested Dividends	331,133	1,123,193	589,802	22,283
Investment Expense:
Mortality and Expense Risk and Administrative Charges	342,821	1,231,852	771,126	38,764

Net Investment Income (Loss)	(11,688)	(108,659)	(181,324)	(16,481)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	287,276
Realized Gain (Loss) on Investments	(229,674)	(507,757)	(1,083,059)	37,215

Net Realized Capital Gains (Losses) on Investments	(229,674)	(507,757)	(1,083,059)	324,491
Net Change in Unrealized Appreciation (Depreciation)	558,788	1,428,343	1,559,006	229,133

Net Gain (Loss) on Investment	329,114	920,586	475,947	553,624
Net Increase (Decrease) in Net Assets Resulting from Operations	317,426	811,927	294,623	537,143

Increase (Decrease) in Net Assets from Contract Transactions	(1,801,761)	(6,889,291)	(5,907,303)	(393,988)

Total Increase (Decrease) in Net Assets	(1,484,335)	(6,077,364)	(5,612,680)	143,155

Net Assets as of December 31, 2016:	$25,125,769	$89,329,578	$53,011,793	$3,209,500

Investment Income:
Reinvested Dividends	436,081	1,391,175	702,402	36,027
Investment Expense:
Mortality and Expense Risk and Administrative Charges	319,673	1,200,228	758,962	42,382

Net Investment Income (Loss)	116,408	190,947	(56,560)	(6,355)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	280,568
Realized Gain (Loss) on Investments	44,630	158,098	(298,124)	61,978

Net Realized Capital Gains (Losses) on Investments	44,630	158,098	(298,124)	342,546
Net Change in Unrealized Appreciation (Depreciation)	2,316,560	11,529,385	9,798,934	92,611

Net Gain (Loss) on Investment	2,361,190	11,687,483	9,500,810	435,157
Net Increase (Decrease) in Net Assets Resulting from Operations	2,477,598	11,878,430	9,444,250	428,802

Increase (Decrease) in Net Assets from Contract Transactions	(1,512,803)	(7,316,217)	(4,463,183)	(330,412)

Total Increase (Decrease) in Net Assets	964,795	4,562,213	4,981,067	98,390

Net Assets as of December 31, 2017:	$26,090,564	$93,891,791	$57,992,860	$3,307,890

See Accompanying Notes.

(1)	See Footnote 1

24

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	TA Small/ Mid Cap Value Service Class Subaccount	TA T. Rowe Price Small Cap Initial Class Subaccount	TA T. Rowe Price Small Cap Service Class Subaccount	TA Torray Concentrated Growth Initial Class Subaccount	TA Torray Concentrated Growth Service Class Subaccount
Net Assets as of December 31, 2015:	$8,150,627	$261,501	$24,844,869	$1,647,122	$2,541,038

Investment Income:
Reinvested Dividends	47,538	—	—	6,633	3,373
Investment Expense:
Mortality and Expense Risk and Administrative Charges	127,944	2,443	376,774	19,844	36,767

Net Investment Income (Loss)	(80,406)	(2,443)	(376,774)	(13,211)	(33,394)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	916,696	30,403	3,213,477	—	—
Realized Gain (Loss) on Investments	(132,052)	10,683	(47,350)	21,734	(62,187)

Net Realized Capital Gains (Losses) on Investments	784,644	41,086	3,166,127	21,734	(62,187)
Net Change in Unrealized Appreciation (Depreciation)	904,386	(14,696)	(711,060)	48,049	202,301

Net Gain (Loss) on Investment	1,689,030	26,390	2,455,067	69,783	140,114
Net Increase (Decrease) in Net Assets Resulting from Operations	1,608,624	23,947	2,078,293	56,572	106,720

Increase (Decrease) in Net Assets from Contract Transactions	582,452	(20,049)	2,832,618	(317,163)	(39,574)

Total Increase (Decrease) in Net Assets	2,191,076	3,898	4,910,911	(260,591)	67,146

Net Assets as of December 31, 2016:	$10,341,703	$265,399	$29,755,780	$1,386,531	$2,608,184

Investment Income:
Reinvested Dividends	111,492	—	—	5,777	4,352
Investment Expense:
Mortality and Expense Risk and Administrative Charges	166,879	2,970	518,055	21,007	43,656

Net Investment Income (Loss)	(55,387)	(2,970)	(518,055)	(15,230)	(39,304)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,052,209	19,275	2,215,725	26,772	50,264
Realized Gain (Loss) on Investments	69,833	3,343	584,354	32,667	48,091

Net Realized Capital Gains (Losses) on Investments	1,122,042	22,618	2,800,079	59,439	98,355
Net Change in Unrealized Appreciation (Depreciation)	398,645	39,860	3,952,599	267,182	530,862

Net Gain (Loss) on Investment	1,520,687	62,478	6,752,678	326,621	629,217
Net Increase (Decrease) in Net Assets Resulting from Operations	1,465,300	59,508	6,234,623	311,391	589,913

Increase (Decrease) in Net Assets from Contract Transactions	955,110	44,909	1,634,981	(94,222)	(91,023)

Total Increase (Decrease) in Net Assets	2,420,410	104,417	7,869,604	217,169	498,890

Net Assets as of December 31, 2017:	$12,762,113	$369,816	$37,625,384	$1,603,700	$3,107,074

See Accompanying Notes.

(1)	See Footnote 1

25

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	TA TS&W International Equity Initial Class Subaccount	TA TS&W International Equity Service Class Subaccount	TA U.S. Equity Index Service Class Subaccount(1)	TA WMC US Growth Initial Class Subaccount	TA WMC US Growth Service Class Subaccount
Net Assets as of December 31, 2015:	$777,937	$2,459,651	$—	$2,814,938	$14,352,790

Investment Income:
Reinvested Dividends	18,220	59,099	—	10,349	25,803
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,494	35,241	—	36,025	220,998

Net Investment Income (Loss)	8,726	23,858	—	(25,676)	(195,195)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	106,934	629,873
Realized Gain (Loss) on Investments	1,910	(36,253)	—	(26,895)	(324,314)

Net Realized Capital Gains (Losses) on Investments	1,910	(36,253)	—	80,039	305,559
Net Change in Unrealized Appreciation (Depreciation)	(16,702)	(22,227)	—	(27,337)	82,834

Net Gain (Loss) on Investment	(14,792)	(58,480)	—	52,702	388,393
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,066)	(34,622)	—	27,026	193,198

Increase (Decrease) in Net Assets from Contract Transactions	(99,519)	80,015	—	(335,142)	1,603,254

Total Increase (Decrease) in Net Assets	(105,585)	45,393	—	(308,116)	1,796,452

Net Assets as of December 31, 2016:	$672,352	$2,505,044	$—	$2,506,822	$16,149,242

Investment Income:
Reinvested Dividends	15,916	62,539	—	11,542	41,368
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,790	47,180	2,090	38,372	285,215

Net Investment Income (Loss)	6,126	15,359	(2,090)	(26,830)	(243,847)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	65,316	481,573
Realized Gain (Loss) on Investments	11,336	19,059	324	18,256	201,515

Net Realized Capital Gains (Losses) on Investments	11,336	19,059	324	83,572	683,088
Net Change in Unrealized Appreciation (Depreciation)	121,211	537,836	30,251	610,852	4,122,112

Net Gain (Loss) on Investment	132,547	556,895	30,575	694,424	4,805,200
Net Increase (Decrease) in Net Assets Resulting from Operations	138,673	572,254	28,485	667,594	4,561,353

Increase (Decrease) in Net Assets from Contract Transactions	(45,566)	537,894	889,741	(163,706)	1,368,437

Total Increase (Decrease) in Net Assets	93,107	1,110,148	918,226	503,888	5,929,790

Net Assets as of December 31, 2017:	$765,459	$3,615,192	$918,226	$3,010,710	$22,079,032

See Accompanying Notes.

(1)	See Footnote 1

26

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	Vanguard® Equity Index Subaccount	Vanguard® International Subaccount	Vanguard® Mid-Cap Index Subaccount	Vanguard® REIT Index Subaccount	Vanguard® Short-Term Investment Grade Subaccount
Net Assets as of December 31, 2015:	$723,578	$430,009	$—	$—	$—

Investment Income:
Reinvested Dividends	16,490	6,071	—	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,950	3,423	—	—	—

Net Investment Income (Loss)	10,540	2,648	—	—	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	13,470	7,068	—	—	—
Realized Gain (Loss) on Investments	(102)	(287)	—	—	—

Net Realized Capital Gains (Losses) on Investments	13,368	6,781	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	55,124	(4,371)	—	—	—

Net Gain (Loss) on Investment	68,492	2,410	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	79,032	5,058	—	—	—

Increase (Decrease) in Net Assets from Contract Transactions	—	22,002	—	—	—

Total Increase (Decrease) in Net Assets	79,032	27,060	—	—	—

Net Assets as of December 31, 2016:	$802,610	$457,069	$—	$—	$—

Investment Income:
Reinvested Dividends	15,716	6,026	—	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,033	4,494	—	—	—

Net Investment Income (Loss)	8,683	1,532	—	—	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	26,843	3,685	—	—	—
Realized Gain (Loss) on Investments	737	674	—	—	—

Net Realized Capital Gains (Losses) on Investments	27,580	4,359	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	129,802	183,954	—	—	—

Net Gain (Loss) on Investment	157,382	188,313	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	166,065	189,845	—	—	—

Increase (Decrease) in Net Assets from Contract Transactions	—	(399)	—	—	—

Total Increase (Decrease) in Net Assets	166,065	189,446	—	—	—

Net Assets as of December 31, 2017:	$968,675	$646,515	$—	$—	$—

See Accompanying Notes.

(1)	See Footnote 1

27

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	Vanguard® Total Bond Market Index Subaccount	Voya Global Perspectives Class S Shares Subaccount	Voya Large Cap Value Class S Shares Subaccount	Voya Strategic Allocation Conservative Class S Shares Subaccount	Voya Strategic Allocation Moderate Class S Shares Subaccount
Net Assets as of December 31, 2015:	$344,505	$—	$—	$—	$—

Investment Income:
Reinvested Dividends	8,081	—	—	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,838	—	—	—	—

Net Investment Income (Loss)	5,243	—	—	—	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	963	—	—	—	—
Realized Gain (Loss) on Investments	(87)	—	—	—	—

Net Realized Capital Gains (Losses) on Investments	876	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	(411)	—	—	—	—

Net Gain (Loss) on Investment	465	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	5,708	—	—	—	—

Increase (Decrease) in Net Assets from Contract Transactions	(1)	—	—	—	—

Total Increase (Decrease) in Net Assets	5,707	—	—	—	—

Net Assets as of December 31, 2016:	$350,212	$—	$—	$—	$—

Investment Income:
Reinvested Dividends	8,405	—	—	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,844	—	—	—	—

Net Investment Income (Loss)	5,561	—	—	—	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,132	—	—	—	—
Realized Gain (Loss) on Investments	(136)	—	—	—	—

Net Realized Capital Gains (Losses) on Investments	996	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	2,755	—	—	—	—

Net Gain (Loss) on Investment	3,751	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	9,312	—	—	—	—

Increase (Decrease) in Net Assets from Contract Transactions	—	—	—	—	—

Total Increase (Decrease) in Net Assets	9,312	—	—	—	—

Net Assets as of December 31, 2017:	$359,524	$—	$—	$—	$—

See Accompanying Notes.

(1)	See Footnote 1

28

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2016 and 2017, Except as Noted

	Wanger International Subaccount	Wanger USA Subaccount
Net Assets as of December 31, 2015:	$—	$—

Investment Income:
Reinvested Dividends	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	—	—

Net Investment Income (Loss)	—	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—
Realized Gain (Loss) on Investments	—	—

Net Realized Capital Gains (Losses) on Investments	—	—
Net Change in Unrealized Appreciation (Depreciation)	—	—

Net Gain (Loss) on Investment	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	—	—

Increase (Decrease) in Net Assets from Contract Transactions	—	—

Total Increase (Decrease) in Net Assets	—	—

Net Assets as of December 31, 2016:	$—	$—

Investment Income:
Reinvested Dividends	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	—	—

Net Investment Income (Loss)	—	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—
Realized Gain (Loss) on Investments	—	—

Net Realized Capital Gains (Losses) on Investments	—	—
Net Change in Unrealized Appreciation (Depreciation)	—	—

Net Gain (Loss) on Investment	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	—	—

Increase (Decrease) in Net Assets from Contract Transactions	—	—

Total Increase (Decrease) in Net Assets	—	—

Net Assets as of December 31, 2017:	$—	$—

See Accompanying Notes.

(1)	See Footnote 1

29

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2017

1. Organization

Separate Accont VA BNY (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TFLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TFLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Transamerica Landmark NY Variable Annuity, Transamerica Variable Annuity Series, Partners Variable Annuity Series, Transamerica LandmarkSM„ NY Variable Annuity, Transamerica AxiomSM„ II, Transamerica PrincipiumSM„ III, Transamerica Retirement Income Plus, Transamerica Income EliteSM„ II, Transamerica Advisor Elite II, Transamerica Variable Annuity O-Share, Transamerica LibertySM„ NY Variable Annuity, Transamerica AxiomSM„ NY Variable Annuity, Transamerica PrincipiumSM„ II Variable Annuity, Income EliteSM„ Variable Annuity, Transamerica I-Share Variable Annuity, and Transamerica InspireSM„ Variable Annuity.

TA ProFunds UltraBear Service Class (OAM) is included in the subaccount listing only to facilitate a contract owner purchase option.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Balanced Wealth Strategy Class B Shares	AB Balanced Wealth Strategy Portfolio Class B Shares
AB Growth and Income Class B Shares	AB Growth and Income Portfolio Class B Shares
AB Large Cap Growth Class B Shares	AB Large Cap Growth Portfolio Class B Shares
American Funds Insurance Series®	American Funds Insurance Series®
American Funds - Asset Allocation Class 2 Shares	American Funds - Asset Allocation Fund Class 2 Shares
American Funds - Bond Class 2 Shares	American Funds - Bond Fund Class 2 Shares
American Funds - Growth Class 2 Shares	American Funds - Growth Fund Class 2 Shares
American Funds - Growth-Income Class 2 Shares	American Funds - Growth-Income Fund Class 2 Shares
American Funds - International Class 2 Shares	American Funds - International Fund Class 2 Shares
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Balanced Service Class 2	Fidelity® VIP Balanced Service Portfolio Class 2
Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Contrafund® Portfolio Initial Class
Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Equity-Income Portfolio Service Class 2
Fidelity® VIP Growth Service Class 2	Fidelity® VIP Growth Portfolio Service Class 2
Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Growth Opportunities Portfolio Service Class 2
Fidelity® VIP Mid Cap Initial Class	Fidelity® VIP Mid Cap Portfolio Initial Class
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Mid Cap Service Class 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fidelity® VIP Value Strategies Initial Class	Fidelity® VIP Value Strategies Portfolio Initial Class
Fidelity® VIP Value Strategies Service Class 2	Fidelity® VIP Value Strategies Portfolio Service Class 2
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Founding Funds Allocation Class 4 Shares	Franklin Founding Funds Allocation Fund Class 4 Shares
Franklin Income Class 2 Shares	Franklin Income Fund Class 2 Shares
Franklin Mutual Shares Class 2 Shares	Franklin Mutual Shares Fund Class 2 Shares
Franklin Templeton Foreign Class 2 Shares	Franklin Templeton Foreign Fund Class 2 Shares

30

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2017

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Series II Shares	Invesco V.I. American Franchise Fund Series II Shares
Janus Aspen Series	Janus Aspen Series
Janus Henderson - Enterprise Service Shares	Janus Henderson - Enterprise Service Shares
Janus Henderson - Global Research Service Shares	Janus Henderson - Global Research Portfolio Service Shares
Janus Henderson - Mid Cap Value Service Shares	Janus Henderson - Mid Cap Value Portfolio Service Shares
JPMorgan Insurance Trust	JPMorgan Insurance Trust
JPMorgan Insurance Trust Core Bond Class 1 Shares	JPMorgan Insurance Trust Core Bond Class 1 Shares
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	JPMorgan Insurance Trust Mid Cap Value Class 1 Shares
JPMorgan Insurance Trust Small Cap Core Class 1 Shares	JPMorgan Insurance Trust Small Cap Core Class 1 Shares
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	JPMorgan Insurance Trust U.S. Equity Class 1 Shares
MFS® Variable Insurance Trust	MFS® Variable Insurance Trust
MFS® New Discovery Service Class	MFS® New Discovery Series Service Class
MFS® Total Return Service Class	MFS® Total Return Series Service Class
State Street Variable Insurance Series Funds, Inc.	State Street Variable Insurance Series Funds, Inc.
State Street Total Return V.I.S. Class 3 Shares	State Street Total Return V.I.S. Fund Class 3 Shares
Transamerica Series Trust	Transamerica Series Trust
TA AB Dynamic Allocation Initial Class	Transamerica AB Dynamic Allocation VP Initial Class
TA AB Dynamic Allocation Service Class	Transamerica AB Dynamic Allocation VP Service Class
TA Aegon Government Money Market Initial Class	Transamerica Aegon Government Money Market VP Initial Class
TA Aegon Government Money Market Service Class	Transamerica Aegon Money Market VP Service Class
TA Aegon High Yield Bond Initial Class	Transamerica Aegon High Yield Bond VP Initial Class
TA Aegon High Yield Bond Service Class	Transamerica Aegon High Yield Bond VP Service Class
TA Aegon U.S. Government Securities Initial Class	Transamerica Aegon U.S. Government Securities VP Initial Class
TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class
TA American Funds Managed Risk - Balanced Service Class	Transamerica American Funds Managed Risk - Balanced VP Service Class
TA Asset Allocation - Conservative Initial Class	Transamerica Asset Allocation - Conservative VP Initial Class
TA Asset Allocation - Conservative Service Class	Transamerica Asset Allocation - Conservative VP Service Class
TA Asset Allocation - Growth Initial Class	Transamerica Asset Allocation - Growth VP Initial Class
TA Asset Allocation - Growth Service Class	Transamerica Asset Allocation - Growth VP Service Class
TA Asset Allocation - Moderate Initial Class	Transamerica Asset Allocation - Moderate VP Initial Class
TA Asset Allocation - Moderate Service Class	Transamerica Asset Allocation - Moderate VP Service Class
TA Asset Allocation - Moderate Growth Initial Class	Transamerica Asset Allocation - Moderate Growth VP Initial Class
TA Asset Allocation - Moderate Growth Service Class	Transamerica Asset Allocation - Moderate Growth VP Service Class
TA Barrow Hanley Dividend Focused Initial Class	Transamerica Barrow Hanley Dividend Focused VP Initial Class
TA Barrow Hanley Dividend Focused Service Class	Transamerica Barrow Hanley Dividend Focused VP Service Class
TA BlackRock Equity Smart Beta 100 Service Class	Transamerica BlackRock Equity Smart Beta 100 VP Service Class
TA BlackRock Global Allocation Service Class	Transamerica BlackRock Global Allocation VP Service Class
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	Transamerica BlackRock Global Allocation Managed Risk - Balanced VP Service Class
TA BlackRock Global Allocation Managed Risk - Growth Service Class	Transamerica BlackRock Global Allocation Managed Risk - Growth VP Service Class
TA BlackRock Smart Beta 50 Service Class	Transamerica BlackRock Smart Beta 50 VP Service Class
TA BlackRock Smart Beta 75 Service Class	Transamerica BlackRock Smart Beta 75 VP Service Class
TA BlackRock Tactical Allocation Service Class	Transamerica BlackRock Tactical Allocation VP Service Class
TA Clarion Global Real Estate Securities Initial Class	Transamerica Clarion Global Real Estate Securities VP Initial Class

31

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2017

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA Clarion Global Real Estate Securities Service Class	Transamerica Clarion Global Real Estate Securities VP Service Class
TA International Equity Index Service Class	Transamerica International Equity Index VP Service Class
TA International Moderate Growth Service Class	Transamerica International Moderate Growth VP Service Class
TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class
TA Janus Mid-Cap Growth Initial Class	Transamerica Janus Mid-Cap Growth VP Initial Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class
TA Jennison Growth Initial Class	Transamerica Jennison Growth VP Initial Class
TA Jennison Growth Service Class	Transamerica Jennison Growth VP Service Class
TA JPMorgan Core Bond Service Class	Transamerica JPMorgan Core Bond VP Service Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class
TA JPMorgan Mid Cap Value Service Class	Transamerica JPMorgan Mid Cap Value VP Service Class
TA JPMorgan Tactical Allocation Service Class	Transamerica JPMorgan Tactical Allocation VP Service Class
TA Legg Mason Dynamic Allocation - Balanced Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP Service Class
TA Legg Mason Dynamic Allocation - Growth Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP Service Class
TA Madison Diversified Income Service Class	Transamerica Madison Diversified Income VP Service Class
TA Managed Risk - Balanced ETF Service Class	Transamerica Managed Risk - Balanced ETF VP Service Class
TA Managed Risk - Conservative ETF Service Class	Transamerica Managed Risk - Conservative ETF VP Service Class
TA Managed Risk - Growth ETF Service Class	Transamerica Managed Risk - Growth ETF VP Service Class
TA Market Participation Strategy Service Class	Transamerica Market Participation Strategy VP Service Class
TA MFS International Equity Initial Class	Transamerica MFS International Equity VP Initial Class
TA MFS International Equity Service Class	Transamerica MFS International Equity VP Service Class
TA Morgan Stanley Capital Growth Initial Class	Transamerica Morgan Stanley Capital Growth VP Initial Class
TA Morgan Stanley Capital Growth Service Class	Transamerica Morgan Stanley Capital Growth VP Service Class
TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class
TA Multi-Manager Alternative Strategies Service Class	Transamerica Multi-Manager Alt Strategies VP Service Class
TA PIMCO Tactical - Balanced Service Class	Transamerica PIMCO Tactical - Balanced VP Service Class
TA PIMCO Tactical - Conservative Service Class	Transamerica PIMCO Tactical - Conservative VP Service Class
TA PIMCO Tactical - Growth Service Class	Transamerica PIMCO Tactical - Growth VP Service Class
TA PIMCO Total Return Initial Class	Transamerica PIMCO Total Return VP Initial Class
TA PIMCO Total Return Service Class	Transamerica PIMCO Total Return VP Service Class
TA PineBridge Inflation Opportunities Service Class	Transamerica PineBridge Inflation Opportunities VP Service Class
TA ProFunds UltraBear Service Class (OAM)	Transamerica ProFunds UltraBear VP Service Class (OAM)
TA QS Investors Active Asset Allocation - Conservative Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP Service Class
TA QS Investors Active Asset Allocation - Moderate Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP Service Class
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP Service Class
TA Small/Mid Cap Value Initial Class	Transamerica Small/Mid Cap Value VP Initial Class
TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class

32

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2017

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class
TA Torray Concentrated Growth Initial Class	Transamerica Torray Concentrated Growth VP Initial Class
TA Torray Concentrated Growth Service Class	Transamerica Torray Concentrated Growth VP Service Class
TA TS&W International Equity Initial Class	Transamerica TS&W International Equity VP Initial Class
TA TS&W International Equity Service Class	Transamerica TS&W International Equity VP Service Class
TA U.S. Equity Index Service Class	Transamerica U.S. Equity Index VP Service Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class
Vanguard® Variable Insurance Fund	Vanguard® Variable Insurance Fund
Vanguard® Equity Index	Vanguard® Equity Index Portfolio
Vanguard® International	Vanguard® International Portfolio
Vanguard® Mid-Cap Index	Vanguard® Mid-Cap Index Portfolio
Vanguard® REIT Index	Vanguard® REIT Index Portfolio
Vanguard® Short-Term Investment Grade	Vanguard® Short-Term Investment Grade Portfolio
Vanguard® Total Bond Market Index	Vanguard® Total Bond Market Index Portfolio
Voya Investors Trust	Voya Investors Trust
Voya Global Perspectives Class S Shares	Voya Global Perspectives Portfolio Class S Shares
Voya Large Cap Value Class S Shares	Voya Large Cap Value Portfolio Class S Shares
Voya Strategic Allocation Portfolios, Inc.	Voya Strategic Allocation Portfolios, Inc.
Voya Strategic Allocation Conservative Class S Shares	Voya Strategic Allocation Conservative Portfolio Class S Shares
Voya Strategic Allocation Moderate Class S Shares	Voya Strategic Allocation Moderate Portfolio Class S Shares
Wanger Advisors Trust	Wanger Advisors Trust
Wanger International	Wanger International
Wanger USA	Wanger USA

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
TA Madison Diversified Income Service Class	June 1, 2017
TA International Equity Index Service Class	May 1, 2017
TA U.S. Equity Index Service Class	May 1, 2017
TA BlackRock Equity Smart Beta 100 Service Class	March 21, 2016
TA BlackRock Smart Beta 50 Service Class	March 21, 2016
TA BlackRock Smart Beta 75 Service Class	March 21, 2016
TA American Funds Managed Risk - Balanced Service Class	May 1, 2015
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	May 1, 2015
TA BlackRock Global Allocation Managed Risk - Growth Service Class	May 1, 2015
Voya Global Perspectives Class S Shares	May 1, 2015
Voya Large Cap Value Class S Shares	May 1, 2015
Voya Strategic Allocation Conservative Class S Shares	May 1, 2015
Voya Strategic Allocation Moderate Class S Shares	May 1, 2015
TA Multi-Manager Alternative Strategies Service Class	November 4, 2013
Fidelity® VIP Contrafund® Initial Class	May 1, 2013

33

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2017

1. Organization (continued)

Subaccount	Inception Date
Fidelity® VIP Mid Cap Initial Class	May 1, 2013
Fidelity® VIP Value Strategies Initial Class	May 1, 2013
Vanguard® Equity Index	May 1, 2013
Vanguard® International	May 1, 2013
Vanguard® Mid-Cap Index	May 1, 2013
Vanguard® REIT Index	May 1, 2013
Vanguard® Short-Term Investment Grade	May 1, 2013
Vanguard® Total Bond Market Index	May 1, 2013
Wanger International	May 1, 2013
Wanger USA	May 1, 2013

The following subaccount name changes were made effective during the fiscal year ended December 31, 2017:

Subaccount	Formerly
Janus Henderson - Enterprise Service Shares	Janus Aspen - Enterprise Service Shares
Janus Henderson - Global Research Service Shares	Janus Aspen - Global Research Service Shares
Janus Henderson - Mid Cap Value Service Shares	Janus Aspen - Perkins Mid Cap Value Service Shares

During the current year the following subaccounts were removed as available investment options to contract owners and subsequently replaced and reinvested:

Reinvested Subaccount	Removed Subaccount
TA Barrow Hanley Dividend Focused Initial Class	Invesco V.I. Value Opportunities Series II Shares

The transfers from the removed and liquidated subaccounts to the reinvested subaccounts for the period ended December 31, 2017 are reflected in the Statements of Changes in Net Assets within Increase (Decrease) in Net Assets from Contract Transactions and purchases and sales in Footnote 3.

34

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2017

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2017.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2017.

35

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2017

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2017 were as follows:

Subaccount	Purchases	Sales
AB Balanced Wealth Strategy Class B Shares	$867,010	$884,479
AB Growth and Income Class B Shares	10,956,052	4,923,790
AB Large Cap Growth Class B Shares	27,943	133,704
American Funds - Asset Allocation Class 2 Shares	13,220,580	9,233,939
American Funds - Bond Class 2 Shares	3,318,882	2,601,800
American Funds - Growth Class 2 Shares	15,757,244	8,231,350
American Funds - Growth-Income Class 2 Shares	8,115,527	3,873,440
American Funds - International Class 2 Shares	4,611,199	2,371,704
Fidelity® VIP Balanced Service Class 2	3,527,982	2,717,756
Fidelity® VIP Contrafund® Initial Class	—	—
Fidelity® VIP Contrafund® Service Class 2	10,110,100	5,004,558
Fidelity® VIP Equity-Income Service Class 2	28,945	182,604
Fidelity® VIP Growth Service Class 2	65,878	49,995
Fidelity® VIP Growth Opportunities Service Class 2	262	91
Fidelity® VIP Mid Cap Initial Class	—	—
Fidelity® VIP Mid Cap Service Class 2	8,196,956	4,284,162
Fidelity® VIP Value Strategies Initial Class	6,200	165
Fidelity® VIP Value Strategies Service Class 2	4,691,262	1,853,174
Franklin Founding Funds Allocation Class 4 Shares	237,040	712,954
Franklin Income Class 2 Shares	145,905	477,545
Franklin Mutual Shares Class 2 Shares	46,953	129,436
Franklin Templeton Foreign Class 2 Shares	45,383	220,591
Invesco V.I. American Franchise Series II Shares	15,351	30,463
Janus Henderson - Enterprise Service Shares	21,897	11,632
Janus Henderson - Global Research Service Shares	2,908	105,787
Janus Henderson - Mid Cap Value Service Shares	105	115
JPMorgan Insurance Trust Core Bond Class 1 Shares	13,198	62,927
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	8,882	2,177
JPMorgan Insurance Trust Small Cap Core Class 1 Shares	87	264
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	1,464	1,984
MFS® New Discovery Service Class	37,896	370,212
MFS® Total Return Service Class	87,863	742,461
State Street Total Return V.I.S. Class 3 Shares	1,512,469	432,971
TA AB Dynamic Allocation Initial Class	1,642	1,264
TA AB Dynamic Allocation Service Class	2,679,800	4,468,071
TA Aegon Government Money Market Initial Class	96,653	9,126

36

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2017

3. Investments (continued)

Subaccount	Purchases	Sales
TA Aegon Government Money Market Service Class	$27,086,763	$40,985,584
TA Aegon High Yield Bond Initial Class	65,600	33,775
TA Aegon High Yield Bond Service Class	1,673,860	1,139,179
TA Aegon U.S. Government Securities Initial Class	90,439	31,317
TA Aegon U.S. Government Securities Service Class	12,214,836	52,757,256
TA American Funds Managed Risk - Balanced Service Class	21,668,480	2,820,341
TA Asset Allocation - Conservative Initial Class	632	236
TA Asset Allocation - Conservative Service Class	11,439,291	9,809,252
TA Asset Allocation - Growth Initial Class	1,249	28,145
TA Asset Allocation - Growth Service Class	1,452,525	1,995,866
TA Asset Allocation - Moderate Initial Class	38,106	315,155
TA Asset Allocation - Moderate Service Class	26,868,184	40,102,320
TA Asset Allocation - Moderate Growth Initial Class	21,037	14,768
TA Asset Allocation - Moderate Growth Service Class	36,814,816	21,568,658
TA Barrow Hanley Dividend Focused Initial Class	596,611	336,507
TA Barrow Hanley Dividend Focused Service Class	3,473,124	2,319,138
TA BlackRock Equity Smart Beta 100 Service Class	17,738,820	406,188
TA BlackRock Global Allocation Service Class	12,757,412	10,133,409
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	2,695,808	1,356,895
TA BlackRock Global Allocation Managed Risk - Growth Service Class	2,651,980	1,392,032
TA BlackRock Smart Beta 50 Service Class	5,076,271	1,173,643
TA BlackRock Smart Beta 75 Service Class	11,057,670	241,346
TA BlackRock Tactical Allocation Service Class	10,974,765	11,841,138
TA Clarion Global Real Estate Securities Initial Class	841	1,760
TA Clarion Global Real Estate Securities Service Class	1,015,997	1,077,330
TA International Equity Index Service Class	753,081	396,061
TA International Moderate Growth Service Class	6,790,321	5,769,022
TA Janus Balanced Service Class	15,373,481	7,760,252
TA Janus Mid-Cap Growth Initial Class	99	41,353
TA Janus Mid-Cap Growth Service Class	993,596	660,708
TA Jennison Growth Initial Class	220,302	225,564
TA Jennison Growth Service Class	9,821,754	6,153,139
TA JPMorgan Core Bond Service Class	6,272,807	4,104,835
TA JPMorgan Enhanced Index Initial Class	39,948	39,875
TA JPMorgan Enhanced Index Service Class	2,057,150	900,532
TA JPMorgan Mid Cap Value Service Class	8,302,225	12,055,787

37

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2017

3. Investments (continued)

Subaccount	Purchases	Sales
TA JPMorgan Tactical Allocation Service Class	$11,380,692	$15,083,966
TA Legg Mason Dynamic Allocation - Balanced Service Class	8,543,008	19,267,036
TA Legg Mason Dynamic Allocation - Growth Service Class	3,805,827	12,866,430
TA Madison Diversified Income Service Class	1,275,592	211,459
TA Managed Risk - Balanced ETF Service Class	38,262,809	55,722,554
TA Managed Risk - Conservative ETF Service Class	8,750,931	14,862,326
TA Managed Risk - Growth ETF Service Class	30,298,737	46,559,909
TA Market Participation Strategy Service Class	1,549,261	4,469,014
TA MFS International Equity Initial Class	43,402	8,905
TA MFS International Equity Service Class	7,708,190	1,576,509
TA Morgan Stanley Capital Growth Initial Class	26,732	29,022
TA Morgan Stanley Capital Growth Service Class	1,737,423	647,637
TA Multi-Managed Balanced Initial Class	585	411
TA Multi-Managed Balanced Service Class	47,831,608	10,453,162
TA Multi-Manager Alternative Strategies Service Class	80,952	17,528
TA PIMCO Tactical - Balanced Service Class	4,617,343	7,049,889
TA PIMCO Tactical - Conservative Service Class	4,530,949	5,191,013
TA PIMCO Tactical - Growth Service Class	6,128,664	3,088,524
TA PIMCO Total Return Initial Class	80,437	22,881
TA PIMCO Total Return Service Class	10,773,141	13,686,234
TA PineBridge Inflation Opportunities Service Class	2,718,012	2,363,321
TA ProFunds UltraBear Service Class (OAM)	133,442	527,126
TA QS Investors Active Asset Allocation - Conservative Service Class	2,761,844	4,158,228
TA QS Investors Active Asset Allocation - Moderate Service Class	5,481,549	12,606,844
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	4,220,051	8,739,786
TA Small/Mid Cap Value Initial Class	316,595	372,796
TA Small/Mid Cap Value Service Class	3,423,105	1,471,189
TA T. Rowe Price Small Cap Initial Class	69,858	8,643
TA T. Rowe Price Small Cap Service Class	7,638,348	4,305,689
TA Torray Concentrated Growth Initial Class	61,326	144,008
TA Torray Concentrated Growth Service Class	419,159	499,228
TA TS&W International Equity Initial Class	46,359	85,798
TA TS&W International Equity Service Class	796,342	243,087
TA U.S. Equity Index Service Class	892,129	4,478
TA WMC US Growth Initial Class	130,741	255,972
TA WMC US Growth Service Class	4,260,727	2,654,567

38

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2017

3. Investments (continued)

Subaccount	Purchases	Sales
Vanguard® Equity Index	$42,559	$7,033
Vanguard® International	9,711	4,894
Vanguard® Mid-Cap Index	—	—
Vanguard® REIT Index	—	—
Vanguard® Short-Term Investment Grade	—	—
Vanguard® Total Bond Market Index	9,537	2,844
Voya Global Perspectives Class S Shares	—	—
Voya Large Cap Value Class S Shares	—	—
Voya Strategic Allocation Conservative Class S Shares	—	—
Voya Strategic Allocation Moderate Class S Shares	—	—
Wanger International	—	—
Wanger USA	—	—

39

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2017			Year Ended December 31, 2016
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AB Balanced Wealth Strategy Class B Shares	173,798	(433,664)	(259,866)	276,728	(594,196)	(317,468)
AB Growth and Income Class B Shares	2,097,926	(1,297,153)	800,773	724,452	(432,032)	292,420
AB Large Cap Growth Class B Shares	—	(51,792)	(51,792)	—	(12,478)	(12,478)
American Funds - Asset Allocation Class 2 Shares	2,178,025	(3,900,208)	(1,722,183)	2,401,188	(1,309,070)	1,092,118
American Funds - Bond Class 2 Shares	469,597	(1,004,510)	(534,913)	1,144,800	(1,057,082)	87,718
American Funds - Growth Class 2 Shares	1,458,292	(2,175,110)	(716,818)	1,046,903	(1,101,971)	(55,068)
American Funds - Growth-Income Class 2 Shares	589,759	(653,702)	(63,943)	698,037	(579,904)	118,133
American Funds - International Class 2 Shares	723,579	(706,350)	17,229	596,839	(618,045)	(21,206)
Fidelity® VIP Balanced Service Class 2	606,955	(1,237,028)	(630,073)	1,007,093	(2,048,965)	(1,041,872)
Fidelity® VIP Contrafund® Initial Class	—	—	—	1,598	(1,598)	—
Fidelity® VIP Contrafund® Service Class 2	704,285	(1,107,122)	(402,837)	1,029,659	(1,410,194)	(380,535)
Fidelity® VIP Equity-Income Service Class 2	—	(80,905)	(80,905)	—	(81,460)	(81,460)
Fidelity® VIP Growth Service Class 2	—	(16,328)	(16,328)	—	(19,042)	(19,042)
Fidelity® VIP Growth Opportunities Service Class 2	—	(45)	(45)	—	(45)	(45)
Fidelity® VIP Mid Cap Initial Class	—	—	—	—	—	—
Fidelity® VIP Mid Cap Service Class 2	632,215	(866,872)	(234,657)	701,282	(925,436)	(224,154)
Fidelity® VIP Value Strategies Initial Class	—	—	—	—	—	—
Fidelity® VIP Value Strategies Service Class 2	219,041	(379,490)	(160,449)	472,616	(513,211)	(40,595)
Franklin Founding Funds Allocation Class 4 Shares	—	(322,394)	(322,394)	54,352	(252,495)	(198,143)
Franklin Income Class 2 Shares	—	(297,199)	(297,199)	13,418	(458,694)	(445,276)
Franklin Mutual Shares Class 2 Shares	—	(84,487)	(84,487)	—	(103,366)	(103,366)
Franklin Templeton Foreign Class 2 Shares	—	(182,314)	(182,314)	146	(146,217)	(146,071)
Invesco V.I. American Franchise Series II Shares	—	(16,086)	(16,086)	—	(1,034)	(1,034)
Janus Henderson - Enterprise Service Shares	—	(2,721)	(2,721)	—	(4,101)	(4,101)
Janus Henderson - Global Research Service Shares	—	(57,967)	(57,967)	—	(10,011)	(10,011)
Janus Henderson - Mid Cap Value Service Shares	—	(35)	(35)	—	(35)	(35)
JPMorgan Insurance Trust Core Bond Class 1 Shares	—	(43,300)	(43,300)	—	(82,892)	(82,892)

40

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2017			Year Ended December 31, 2016
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	—	—	—	—	—	—
JPMorgan Insurance Trust Small Cap Core Class 1 Shares	—	(43)	(43)	—	(47)	(47)
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	—	(309)	(309)	—	(341)	(341)
MFS® New Discovery Service Class	—	(114,113)	(114,113)	16,394	(128,700)	(112,306)
MFS® Total Return Service Class	—	(364,363)	(364,363)	1,530	(60,552)	(59,022)
State Street Total Return V.I.S. Class 3 Shares	263,795	(212,859)	50,936	289,461	(193,016)	96,445
TA AB Dynamic Allocation Initial Class	317	(239)	78	191	(4,750)	(4,559)
TA AB Dynamic Allocation Service Class	529,680	(1,711,563)	(1,181,883)	674,352	(1,466,122)	(791,770)
TA Aegon Government Money Market Initial Class	73,359	(5,750)	67,609	155,628	(203,283)	(47,655)
TA Aegon Government Money Market Service Class	8,479,367	(12,899,066)	(4,419,699)	19,286,024	(17,421,976)	1,864,048
TA Aegon High Yield Bond Initial Class	25,115	(13,931)	11,184	19	(17,380)	(17,361)
TA Aegon High Yield Bond Service Class	178,935	(313,528)	(134,593)	355,566	(654,932)	(299,366)
TA Aegon U.S. Government Securities Initial Class	28,799	(13,914)	14,885	113,714	(140,022)	(26,308)
TA Aegon U.S. Government Securities Service Class	1,467,007	(10,588,227)	(9,121,220)	10,183,651	(10,094,832)	88,819
TA American Funds Managed Risk - Balanced Service Class	2,031,894	(220,288)	1,811,606	2,037,872	(339,071)	1,698,801
TA Asset Allocation - Conservative Initial Class	—	—	—	—	—	—
TA Asset Allocation - Conservative Service Class	1,860,250	(3,448,185)	(1,587,935)	1,240,713	(6,672,601)	(5,431,888)
TA Asset Allocation - Growth Initial Class	—	(13,820)	(13,820)	—	(51,458)	(51,458)
TA Asset Allocation - Growth Service Class	182,159	(751,405)	(569,246)	373,642	(556,376)	(182,734)
TA Asset Allocation - Moderate Initial Class	—	(155,190)	(155,190)	51,490	(15,411)	36,079
TA Asset Allocation - Moderate Service Class	2,818,360	(14,950,615)	(12,132,255)	5,267,348	(12,654,206)	(7,386,858)
TA Asset Allocation - Moderate Growth Initial Class	—	(4,770)	(4,770)	61,927	(258)	61,669
TA Asset Allocation - Moderate Growth Service Class	4,670,462	(8,009,864)	(3,339,402)	3,451,104	(7,832,991)	(4,381,887)
TA Barrow Hanley Dividend Focused Initial Class	187,419	(110,017)	77,402	5,664	(279,233)	(273,569)
TA Barrow Hanley Dividend Focused Service Class	521,960	(596,325)	(74,365)	2,006,264	(614,928)	1,391,336
TA BlackRock Equity Smart Beta 100 Service Class	1,557,042	(25,773)	1,531,269	109,689	(2,280)	107,409
TA BlackRock Global Allocation Service Class	1,612,106	(4,427,699)	(2,815,593)	1,954,165	(4,935,080)	(2,980,915)

41

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2017			Year Ended December 31, 2016
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	269,037	(131,438)	137,599	677,936	(256,412)	421,524
TA BlackRock Global Allocation Managed Risk - Growth Service Class	266,473	(134,421)	132,052	414,558	(103,349)	311,209
TA BlackRock Smart Beta 50 Service Class	475,314	(104,162)	371,152	357,465	(11,638)	345,827
TA BlackRock Smart Beta 75 Service Class	992,856	(15,568)	977,288	81,586	(110)	81,476
TA BlackRock Tactical Allocation Service Class	1,172,709	(3,718,803)	(2,546,094)	1,869,304	(2,984,576)	(1,115,272)
TA Clarion Global Real Estate Securities Initial Class	—	(521)	(521)	—	(434)	(434)
TA Clarion Global Real Estate Securities Service Class	155,827	(391,650)	(235,823)	184,484	(369,714)	(185,230)
TA International Equity Index Service Class	72,761	(37,908)	34,853	—	—	—
TA International Moderate Growth Service Class	1,635,087	(2,788,390)	(1,153,303)	1,362,508	(3,608,634)	(2,246,126)
TA Janus Balanced Service Class	2,280,611	(2,581,746)	(301,135)	5,455,330	(2,429,995)	3,025,335
TA Janus Mid-Cap Growth Initial Class	—	(27,766)	(27,766)	9,723	(1,553)	8,170
TA Janus Mid-Cap Growth Service Class	134,024	(136,786)	(2,762)	165,255	(371,775)	(206,520)
TA Jennison Growth Initial Class	5,372	(103,246)	(97,874)	28,317	(335,632)	(307,315)
TA Jennison Growth Service Class	1,735,808	(1,587,142)	148,666	562,059	(1,784,204)	(1,222,145)
TA JPMorgan Core Bond Service Class	1,416,240	(1,143,817)	272,423	1,754,678	(1,254,848)	499,830
TA JPMorgan Enhanced Index Initial Class	7,236	(9,483)	(2,247)	7,825	(37,924)	(30,099)
TA JPMorgan Enhanced Index Service Class	207,747	(64,595)	143,152	228,699	(140,407)	88,292
TA JPMorgan Mid Cap Value Service Class	383,393	(3,575,905)	(3,192,512)	897,940	(979,356)	(81,416)
TA JPMorgan Tactical Allocation Service Class	1,586,265	(3,732,508)	(2,146,243)	2,549,487	(2,475,232)	74,255
TA Legg Mason Dynamic Allocation - Balanced Service Class	1,028,647	(4,885,108)	(3,856,461)	2,402,406	(4,416,484)	(2,014,078)
TA Legg Mason Dynamic Allocation - Growth Service Class	460,320	(3,732,521)	(3,272,201)	1,578,134	(2,177,746)	(599,612)
TA Madison Diversified Income Service Class	118,605	(17,985)	100,620	—	—	—
TA Managed Risk - Balanced ETF Service Class	6,042,835	(19,249,156)	(13,206,321)	6,578,064	(18,762,358)	(12,184,294)
TA Managed Risk - Conservative ETF Service Class	1,998,635	(5,516,859)	(3,518,224)	4,277,021	(8,530,376)	(4,253,355)
TA Managed Risk - Growth ETF Service Class	3,922,740	(18,834,648)	(14,911,908)	6,914,452	(14,352,667)	(7,438,215)
TA Market Participation Strategy Service Class	187,237	(1,401,219)	(1,213,982)	2,519,163	(1,764,467)	754,696
TA MFS International Equity Initial Class	26,271	(4,661)	21,610	4,360	(11,828)	(7,468)

42

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2017			Year Ended December 31, 2016
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA MFS International Equity Service Class	2,162,926	(454,416)	1,708,510	817,733	(610,683)	207,050
TA Morgan Stanley Capital Growth Initial Class	7,681	(9,534)	(1,853)	9,440	(15,808)	(6,368)
TA Morgan Stanley Capital Growth Service Class	119,877	(113,004)	6,873	319,503	(209,144)	110,359
TA Multi-Managed Balanced Initial Class	—	—	—	12,065	(23,192)	(11,127)
TA Multi-Managed Balanced Service Class	8,336,276	(1,677,462)	6,658,814	9,088,965	(959,704)	8,129,261
TA Multi-Manager Alternative Strategies Service Class	7,835	(1,478)	6,357	8,205	(607)	7,598
TA PIMCO Tactical - Balanced Service Class	929,968	(1,941,017)	(1,011,049)	1,685,178	(1,442,246)	242,932
TA PIMCO Tactical - Conservative Service Class	845,156	(1,704,335)	(859,179)	2,938,785	(2,009,328)	929,457
TA PIMCO Tactical - Growth Service Class	813,396	(856,255)	(42,859)	1,094,784	(1,183,510)	(88,726)
TA PIMCO Total Return Initial Class	46,659	(11,076)	35,583	126,957	(137,198)	(10,241)
TA PIMCO Total Return Service Class	2,300,960	(5,899,656)	(3,598,696)	2,560,414	(4,827,268)	(2,266,854)
TA PineBridge Inflation Opportunities Service Class	738,699	(1,507,835)	(769,136)	660,423	(1,541,623)	(881,200)
TA ProFunds UltraBear Service Class (OAM)	2,984,080	(9,864,219)	(6,880,139)	28,778,601	(23,918,571)	4,860,030
TA QS Investors Active Asset Allocation - Conservative Service Class	540,748	(1,959,146)	(1,418,398)	641,978	(2,328,835)	(1,686,857)
TA QS Investors Active Asset Allocation - Moderate Service Class	703,653	(3,610,682)	(2,907,029)	883,778	(5,350,747)	(4,466,969)
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	836,529	(2,283,224)	(1,446,695)	498,616	(3,350,240)	(2,851,624)
TA Small/Mid Cap Value Initial Class	—	(25,219)	(25,219)	875	(38,223)	(37,348)
TA Small/Mid Cap Value Service Class	439,251	(438,391)	860	385,856	(476,930)	(91,074)
TA T. Rowe Price Small Cap Initial Class	12,075	(2,337)	9,738	1,196	(13,909)	(12,713)
TA T. Rowe Price Small Cap Service Class	574,749	(766,074)	(191,325)	775,414	(895,581)	(120,167)
TA Torray Concentrated Growth Initial Class	3,857	(18,989)	(15,132)	6,317	(66,163)	(59,846)
TA Torray Concentrated Growth Service Class	40,669	(133,170)	(92,501)	76,214	(160,406)	(84,192)
TA TS&W International Equity Initial Class	12,995	(32,562)	(19,567)	3,613	(61,777)	(58,164)
TA TS&W International Equity Service Class	104,805	(36,263)	68,542	109,742	(73,980)	35,762
TA U.S. Equity Index Service Class	82,073	(211)	81,862	—	—	—
TA WMC US Growth Initial Class	20,349	(138,423)	(118,074)	2,508	(253,989)	(251,481)

43

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2017			Year Ended December 31, 2016
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA WMC US Growth Service Class	549,849	(710,467)	(160,618)	497,992	(680,137)	(182,145)
Vanguard® Equity Index	—	—	—	—	—	—
Vanguard® International	—	(32)	(32)	2,068	—	2,068
Vanguard® Mid-Cap Index	—	—	—	—	—	—
Vanguard® REIT Index	—	—	—	—	—	—
Vanguard® Short-Term Investment Grade	—	—	—	—	—	—
Vanguard® Total Bond Market Index	—	—	—	—	—	—
Voya Global Perspectives Class S Shares	—	—	—	—	—	—
Voya Large Cap Value Class S Shares	—	—	—	—	—	—
Voya Strategic Allocation Conservative Class S Shares	—	—	—	—	—	—
Voya Strategic Allocation Moderate Class S Shares	—	—	—	—	—	—
Wanger International	—	—	—	—	—	—
Wanger USA	—	—	—	—	—	—

44

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2017			Year Ended December 31, 2016
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
AB Balanced Wealth Strategy Class B Shares	$759,537	$(818,405)	$(58,868)	$663,094	$(1,122,777)	$(459,683)
AB Growth and Income Class B Shares	8,472,984	(4,629,619)	3,843,365	3,235,771	(1,285,863)	1,949,908
AB Large Cap Growth Class B Shares	—	(127,220)	(127,220)	—	(25,667)	(25,667)
American Funds - Asset Allocation Class 2 Shares	10,099,596	(8,419,910)	1,679,686	13,823,457	(3,038,945)	10,784,512
American Funds - Bond Class 2 Shares	2,841,453	(2,407,365)	434,088	6,230,611	(3,128,542)	3,102,069
American Funds - Growth Class 2 Shares	11,907,409	(7,657,675)	4,249,734	10,287,342	(6,413,443)	3,873,899
American Funds - Growth-Income Class 2 Shares	5,913,566	(3,413,616)	2,499,950	6,463,314	(3,725,490)	2,737,824
American Funds - International Class 2 Shares	4,258,759	(2,125,571)	2,133,188	3,118,293	(2,038,238)	1,080,055
Fidelity® VIP Balanced Service Class 2	2,662,844	(2,417,273)	245,571	4,198,887	(5,180,176)	(981,289)
Fidelity® VIP Contrafund® Initial Class	—	—	—	21,319	(22,478)	(1,159)
Fidelity® VIP Contrafund® Service Class 2	7,782,093	(4,542,869)	3,239,224	9,073,128	(6,958,149)	2,114,979
Fidelity® VIP Equity-Income Service Class 2	—	(171,094)	(171,094)	—	(156,539)	(156,539)
Fidelity® VIP Growth Service Class 2	—	(36,872)	(36,872)	—	(39,507)	(39,507)
Fidelity® VIP Growth Opportunities Service Class 2	—	(63)	(63)	—	(65)	(65)
Fidelity® VIP Mid Cap Initial Class	—	—	—	—	—	—
Fidelity® VIP Mid Cap Service Class 2	6,705,485	(3,882,391)	2,823,094	6,341,181	(5,241,645)	1,099,536
Fidelity® VIP Value Strategies Initial Class	—	(5)	(5)	—	(4)	(4)
Fidelity® VIP Value Strategies Service Class 2	1,814,968	(1,690,632)	124,336	3,422,440	(2,721,967)	700,473
Franklin Founding Funds Allocation Class 4 Shares	—	(655,029)	(655,029)	95,690	(445,235)	(349,545)
Franklin Income Class 2 Shares	—	(427,348)	(427,348)	16,638	(582,158)	(565,520)
Franklin Mutual Shares Class 2 Shares	—	(118,058)	(118,058)	—	(121,268)	(121,268)
Franklin Templeton Foreign Class 2 Shares	—	(195,340)	(195,340)	137	(134,969)	(134,832)
Invesco V.I. American Franchise Series II Shares	—	(27,517)	(27,517)	—	(1,456)	(1,456)
Janus Henderson - Enterprise Service Shares	—	(7,136)	(7,136)	—	(13,685)	(13,685)
Janus Henderson - Global Research Service Shares	—	(99,306)	(99,306)	—	(11,668)	(11,668)
Janus Henderson - Mid Cap Value Service Shares	—	(83)	(83)	—	(70)	(70)
JPMorgan Insurance Trust Core Bond Class 1 Shares	—	(55,727)	(55,727)	—	(105,045)	(105,045)

45

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2017			Year Ended December 31, 2016
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	$—	$(1)	$(1)	$—	$(2)	$(2)
JPMorgan Insurance Trust Small Cap Core Class 1 Shares	—	(150)	(150)	—	(138)	(138)
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	—	(961)	(961)	—	(897)	(897)
MFS® New Discovery Service Class	—	(344,090)	(344,090)	32,930	(269,553)	(236,623)
MFS® Total Return Service Class	—	(718,711)	(718,711)	2,943	(102,528)	(99,585)
State Street Total Return V.I.S. Class 3 Shares	1,358,295	(389,341)	968,954	677,481	(305,267)	372,214
TA AB Dynamic Allocation Initial Class	557	(419)	138	316	(7,744)	(7,428)
TA AB Dynamic Allocation Service Class	2,407,449	(4,206,643)	(1,799,194)	4,724,624	(3,585,236)	1,139,388
TA Aegon Government Money Market Initial Class	96,661	(7,588)	89,073	207,910	(271,045)	(63,135)
TA Aegon Government Money Market Service Class	27,129,446	(40,667,118)	(13,537,672)	63,422,657	(73,973,658)	(10,551,001)
TA Aegon High Yield Bond Initial Class	57,975	(32,336)	25,639	43	(34,531)	(34,488)
TA Aegon High Yield Bond Service Class	1,289,774	(1,058,454)	231,320	1,675,467	(1,642,575)	32,892
TA Aegon U.S. Government Securities Initial Class	57,674	(27,660)	30,014	232,518	(280,143)	(47,625)
TA Aegon U.S. Government Securities Service Class	7,986,069	(52,135,039)	(44,148,970)	60,580,449	(58,189,879)	2,390,570
TA American Funds Managed Risk - Balanced Service Class	21,490,070	(2,379,240)	19,110,830	19,771,350	(3,311,809)	16,459,541
TA Asset Allocation - Conservative Initial Class	—	—	—	—	1	1
TA Asset Allocation - Conservative Service Class	9,200,613	(9,006,414)	194,199	8,071,863	(13,684,185)	(5,612,322)
TA Asset Allocation - Growth Initial Class	—	(27,519)	(27,519)	—	(90,035)	(90,035)
TA Asset Allocation - Growth Service Class	1,203,419	(1,890,322)	(686,903)	1,816,498	(1,284,965)	531,533
TA Asset Allocation - Moderate Initial Class	—	(302,823)	(302,823)	88,926	(25,037)	63,889
TA Asset Allocation - Moderate Service Class	15,918,317	(36,478,026)	(20,559,709)	21,024,000	(29,234,994)	(8,210,994)
TA Asset Allocation - Moderate Growth Initial Class	—	(9,350)	(9,350)	98,778	(456)	98,322
TA Asset Allocation - Moderate Growth Service Class	28,344,866	(19,420,616)	8,924,250	20,014,929	(18,309,404)	1,705,525
TA Barrow Hanley Dividend Focused Initial Class	522,975	(292,374)	230,601	11,866	(624,968)	(613,102)
TA Barrow Hanley Dividend Focused Service Class	3,024,117	(2,031,098)	993,019	7,165,446	(1,950,510)	5,214,936
TA BlackRock Equity Smart Beta 100 Service Class	17,649,123	(290,180)	17,358,943	1,136,496	(23,679)	1,112,817
TA BlackRock Global Allocation Service Class	12,195,148	(9,374,244)	2,820,904	14,561,528	(10,793,042)	3,768,486

46

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2017			Year Ended December 31, 2016
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	$2,661,887	$(1,269,415)	$1,392,472	$6,286,807	$(2,380,242)	$3,906,565
TA BlackRock Global Allocation Managed Risk - Growth Service Class	2,608,668	(1,294,099)	1,314,569	3,743,586	(932,691)	2,810,895
TA BlackRock Smart Beta 50 Service Class	5,022,106	(1,103,513)	3,918,593	3,660,467	(118,418)	3,542,049
TA BlackRock Smart Beta 75 Service Class	11,007,040	(173,896)	10,833,144	835,365	(1,139)	834,226
TA BlackRock Tactical Allocation Service Class	7,910,929	(10,646,169)	(2,735,240)	11,186,337	(8,359,899)	2,826,438
TA Clarion Global Real Estate Securities Initial Class	—	(1,444)	(1,444)	—	(1,100)	(1,100)
TA Clarion Global Real Estate Securities Service Class	838,289	(1,003,607)	(165,318)	1,149,805	(1,147,787)	2,018
TA International Equity Index Service Class	753,122	(392,694)	360,428	—	—	—
TA International Moderate Growth Service Class	6,136,719	(5,205,838)	930,881	5,376,515	(6,827,207)	(1,450,692)
TA Janus Balanced Service Class	14,242,859	(6,932,311)	7,310,548	23,201,972	(9,031,220)	14,170,752
TA Janus Mid-Cap Growth Initial Class	—	(41,035)	(41,035)	17,694	(1,972)	15,722
TA Janus Mid-Cap Growth Service Class	966,087	(599,626)	366,461	927,983	(1,038,381)	(110,398)
TA Jennison Growth Initial Class	59,074	(203,945)	(144,871)	45,868	(538,271)	(492,403)
TA Jennison Growth Service Class	7,512,691	(5,858,842)	1,653,849	4,228,337	(6,030,360)	(1,802,023)
TA JPMorgan Core Bond Service Class	5,629,923	(3,802,755)	1,827,168	11,003,531	(3,393,918)	7,609,613
TA JPMorgan Enhanced Index Initial Class	22,510	(31,396)	(8,886)	20,022	(103,671)	(83,649)
TA JPMorgan Enhanced Index Service Class	1,924,073	(822,324)	1,101,749	2,987,674	(705,118)	2,282,556
TA JPMorgan Mid Cap Value Service Class	3,758,762	(11,763,475)	(8,004,713)	7,850,004	(4,839,822)	3,010,182
TA JPMorgan Tactical Allocation Service Class	10,276,102	(14,190,939)	(3,914,837)	17,761,184	(6,388,660)	11,372,524
TA Legg Mason Dynamic Allocation - Balanced Service Class	7,721,393	(18,245,419)	(10,524,026)	18,520,942	(13,532,656)	4,988,286
TA Legg Mason Dynamic Allocation - Growth Service Class	3,370,686	(12,203,681)	(8,832,995)	10,419,861	(12,819,994)	(2,400,133)
TA Madison Diversified Income Service Class	1,271,788	(208,114)	1,063,674	—	—	—
TA Managed Risk - Balanced ETF Service Class	31,640,173	(50,680,715)	(19,040,542)	43,292,920	(47,232,335)	(3,939,415)
TA Managed Risk - Conservative ETF Service Class	7,241,070	(13,818,395)	(6,577,325)	17,758,530	(17,783,569)	(25,039)
TA Managed Risk - Growth ETF Service Class	24,979,659	(42,247,413)	(17,267,754)	49,705,298	(45,776,900)	3,928,398
TA Market Participation Strategy Service Class	1,505,598	(4,065,205)	(2,559,607)	6,765,167	(4,719,402)	2,045,765

47

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2017			Year Ended December 31, 2016
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA MFS International Equity Initial Class	$41,931	$(7,692)	$34,239	$5,487	$(15,522)	$(10,035)
TA MFS International Equity Service Class	7,500,723	(1,341,483)	6,159,240	3,365,585	(2,189,940)	1,175,645
TA Morgan Stanley Capital Growth Initial Class	21,689	(27,932)	(6,243)	21,655	(34,906)	(13,251)
TA Morgan Stanley Capital Growth Service Class	1,386,767	(579,635)	807,132	2,592,048	(933,640)	1,658,408
TA Multi-Managed Balanced Initial Class	—	(1)	(1)	26,250	(52,507)	(26,257)
TA Multi-Managed Balanced Service Class	45,884,338	(9,317,038)	36,567,300	70,565,035	(3,375,952)	67,189,083
TA Multi-Manager Alternative Strategies Service Class	77,680	(14,750)	62,930	79,775	(5,915)	73,860
TA PIMCO Tactical - Balanced Service Class	2,780,926	(6,617,922)	(3,836,996)	7,420,343	(3,645,854)	3,774,489
TA PIMCO Tactical - Conservative Service Class	3,521,994	(4,917,296)	(1,395,302)	10,591,839	(3,537,875)	7,053,964
TA PIMCO Tactical - Growth Service Class	4,971,722	(2,721,442)	2,250,280	7,507,783	(6,534,388)	973,395
TA PIMCO Total Return Initial Class	76,899	(18,356)	58,543	208,538	(221,057)	(12,519)
TA PIMCO Total Return Service Class	10,306,388	(12,901,289)	(2,594,901)	15,268,543	(10,483,546)	4,784,997
TA PineBridge Inflation Opportunities Service Class	2,742,597	(2,204,534)	538,063	2,256,416	(2,034,239)	222,177
TA ProFunds UltraBear Service Class (OAM)	133,584	(517,612)	(384,028)	2,438,408	(1,800,267)	638,141
TA QS Investors Active Asset Allocation - Conservative Service Class	2,343,228	(3,856,031)	(1,512,803)	3,368,386	(5,170,147)	(1,801,761)
TA QS Investors Active Asset Allocation - Moderate Service Class	4,171,082	(11,487,299)	(7,316,217)	5,611,464	(12,500,755)	(6,889,291)
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	3,580,250	(8,043,433)	(4,463,183)	3,135,792	(9,043,095)	(5,907,303)
TA Small/Mid Cap Value Initial Class	—	(330,412)	(330,412)	12,125	(406,113)	(393,988)
TA Small/Mid Cap Value Service Class	2,282,118	(1,327,008)	955,110	1,984,453	(1,402,001)	582,452
TA T. Rowe Price Small Cap Initial Class	50,612	(5,703)	44,909	6,801	(26,850)	(20,049)
TA T. Rowe Price Small Cap Service Class	5,501,434	(3,866,453)	1,634,981	7,755,524	(4,922,906)	2,832,618
TA Torray Concentrated Growth Initial Class	28,887	(123,109)	(94,222)	36,527	(353,690)	(317,163)
TA Torray Concentrated Growth Service Class	366,741	(457,764)	(91,023)	479,755	(519,329)	(39,574)
TA TS&W International Equity Initial Class	30,521	(76,087)	(45,566)	25,149	(124,668)	(99,519)
TA TS&W International Equity Service Class	736,182	(198,288)	537,894	377,469	(297,454)	80,015

48

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2017			Year Ended December 31, 2016
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA U.S. Equity Index Service Class	$892,076	$(2,335)	$889,741	$—	$—	$—
TA WMC US Growth Initial Class	54,532	(218,238)	(163,706)	3,194	(338,336)	(335,142)
TA WMC US Growth Service Class	3,773,943	(2,405,506)	1,368,437	3,552,465	(1,949,211)	1,603,254
Vanguard® Equity Index	—	—	—	—	—	—
Vanguard® International	—	(399)	(399)	21,999	3	22,002
Vanguard® Mid-Cap Index	—	—	—	—	—	—
Vanguard® REIT Index	—	—	—	—	—	—
Vanguard® Short-Term Investment Grade	—	—	—	—	—	—
Vanguard® Total Bond Market Index	—	—	—	—	(1)	(1)
Voya Global Perspectives Class S Shares	—	—	—	—	—	—
Voya Large Cap Value Class S Shares	—	—	—	—	—	—
Voya Strategic Allocation Conservative Class S Shares	—	—	—	—	—	—
Voya Strategic Allocation Moderate Class S Shares	—	—	—	—	—	—
Wanger International	—	—	—	—	—	—
Wanger USA	—	—	—	—	—	—

49

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2017

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
AB Balanced Wealth Strategy Class B Shares
12/31/2017	1,763,828	$13.84	to	$11.24	$4,712,679	1.78%	0.40%	to	2.70%	14.88%	to	12.59%
12/31/2016	2,023,694	12.01	to	11.35	4,215,929	1.84	0.65	to	2.20	3.77	to	2.18
12/31/2015	2,341,162	11.58	to	11.11	4,557,024	2.04	0.65	to	2.20	0.64	to	(0.91)
12/31/2014	2,304,500	11.51	to	11.21	4,312,479	2.49	0.65	to	2.20	6.42	to	4.78
12/31/2013	2,238,170	1.66	to	1.60	3,726,476	2.29	1.35	to	2.15	14.72	to	13.83
AB Growth and Income Class B Shares
12/31/2017	6,311,186	17.05	to	1.99	25,327,849	1.41	0.40	to	2.50	17.54	to	15.71
12/31/2016	5,510,413	14.43	to	13.87	17,846,053	0.86	0.90	to	2.00	10.08	to	8.88
12/31/2015	5,217,993	13.11	to	12.74	14,390,342	1.24	0.90	to	2.00	0.52	to	(0.58)
12/31/2014	5,064,436	13.04	to	12.81	12,486,991	1.19	0.90	to	2.00	8.31	to	7.13
12/31/2013	4,585,573	1.48	to	1.69	8,677,657	1.03	1.15	to	1.95	33.06	to	32.02
AB Large Cap Growth Class B Shares
12/31/2017	165,616	2.63	to	2.03	445,455	—	1.15	to	2.50	30.18	to	28.47
12/31/2016	217,408	2.02	to	1.99	447,199	—	1.15	to	1.95	1.19	to	0.40
12/31/2015	229,886	2.00	to	1.99	468,281	—	1.15	to	1.95	9.59	to	8.74
12/31/2014	251,314	1.82	to	1.83	465,125	—	1.15	to	1.95	12.54	to	11.66
12/31/2013	327,977	1.62	to	1.64	527,598	—	1.15	to	1.95	35.44	to	34.38
American Funds—Asset Allocation Class 2 Shares
12/31/2017	15,279,462	14.87	to	11.23	54,222,730	1.54	0.60	to	2.80	15.36	to	13.07
12/31/2016	17,001,645	12.88	to	12.16	45,745,822	1.86	0.75	to	2.30	8.59	to	6.93
12/31/2015	15,909,527	11.86	to	11.38	32,340,462	1.68	0.75	to	2.30	0.64	to	(0.91)
12/31/2014	16,361,256	11.78	to	11.48	30,134,635	1.61	0.75	to	2.30	4.61	to	3.00
12/31/2013	14,533,866	1.56	to	1.51	23,115,662	1.55	1.45	to	2.25	21.92	to	20.97
American Funds—Bond Class 2 Shares
12/31/2017	5,015,162	10.56	to	10.14	16,486,527	1.95	0.60	to	2.80	2.89	to	0.85
12/31/2016	5,550,075	10.24	to	9.68	15,744,768	1.72	0.75	to	2.30	2.18	to	0.61
12/31/2015	5,462,357	10.03	to	9.62	12,577,030	1.79	0.75	to	2.30	(0.47)	to	(2.01)
12/31/2014	5,446,189	10.07	to	9.82	10,292,485	2.38	0.75	to	2.30	4.49	to	2.88
12/31/2013	4,887,114	1.09	to	1.06	6,408,763	2.06	1.45	to	2.25	(3.56)	to	(4.31)
American Funds—Growth Class 2 Shares
12/31/2017	5,074,221	18.83	to	12.31	43,786,720	0.52	0.60	to	2.80	27.34	to	24.81
12/31/2016	5,791,039	14.77	to	13.95	30,774,870	0.86	0.75	to	2.30	8.67	to	7.01
12/31/2015	5,846,107	13.59	to	13.04	25,212,890	0.64	0.75	to	2.30	6.06	to	4.43
12/31/2014	5,807,414	12.81	to	12.49	20,881,031	1.26	0.75	to	2.30	7.70	to	6.04
12/31/2013	3,642,635	1.65	to	1.60	7,965,095	1.03	1.45	to	2.25	28.24	to	27.24
American Funds—Growth-Income Class 2 Shares
12/31/2017	6,132,937	17.87	to	11.78	31,707,232	1.44	0.60	to	2.80	21.47	to	19.06
12/31/2016	6,196,880	14.69	to	13.88	24,020,712	1.60	0.75	to	2.30	10.69	to	8.99
12/31/2015	6,078,747	13.27	to	12.73	19,534,129	1.37	0.75	to	2.30	0.70	to	(0.85)
12/31/2014	5,669,604	13.18	to	12.84	16,812,248	1.51	0.75	to	2.30	9.81	to	8.12
12/31/2013	4,007,265	1.63	to	1.58	8,516,932	1.73	1.45	to	2.25	31.59	to	30.56
American Funds—International Class 2 Shares
12/31/2017	4,186,038	14.00	to	12.85	17,419,416	1.31	0.60	to	2.80	31.16	to	28.56
12/31/2016	4,168,809	10.66	to	10.07	11,475,849	1.49	0.75	to	2.30	2.76	to	1.18
12/31/2015	4,190,015	10.37	to	9.95	10,292,784	1.11	0.75	to	2.30	(5.24)	to	(6.70)
12/31/2014	9,289,276	10.94	to	10.66	15,825,063	1.58	0.75	to	2.30	(3.38)	to	(4.87)
12/31/2013	8,123,217	1.23	to	1.19	11,020,474	1.54	1.45	to	2.25	19.90	to	18.96

50

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2017

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Fidelity® VIP Balanced Service Class 2
12/31/2017	8,980,286	$15.06	to	$11.26	$24,492,159	1.28%	0.40%	to	2.50%	15.60%	to	13.29%
12/31/2016	9,610,359	13.02	to	12.30	21,131,382	1.13	0.45	to	2.00	6.50	to	4.87
12/31/2015	10,652,231	12.22	to	11.73	20,942,222	1.38	0.45	to	2.00	(0.09)	to	(1.63)
12/31/2014	10,374,254	12.23	to	11.92	18,248,581	1.52	0.45	to	2.00	9.52	to	7.84
12/31/2013	9,648,516	1.35	to	1.29	13,499,758	1.37	1.15	to	1.95	17.93	to	17.00
Fidelity® VIP Contrafund® Initial Class
12/31/2017	—	17.38	to	17.10	—	—	0.65	to	1.00	21.09	to	20.67
12/31/2016	—	14.35	to	14.17	—	—	0.65	to	1.00	7.31	to	6.93
12/31/2015	—	13.38	to	13.25	—	—	0.65	to	1.00	0.02	to	(0.33)
12/31/2014	—	13.37	to	13.30	—	—	0.65	to	1.00	11.22	to	10.83
12/31/2013(1)	—	12.03	to	12.00	—	—	0.45	to	0.80	—	to	—
Fidelity® VIP Contrafund® Service Class 2
12/31/2017	6,467,651	17.06	to	2.79	44,958,123	0.79	0.40	to	2.50	20.50	to	18.63
12/31/2016	6,870,488	14.09	to	13.54	34,500,882	0.67	0.90	to	2.00	6.77	to	5.60
12/31/2015	7,251,023	13.20	to	12.82	30,642,355	0.64	0.90	to	2.00	(0.48)	to	(1.57)
12/31/2014	10,107,714	13.26	to	13.02	34,518,197	1.00	0.90	to	2.00	10.65	to	9.44
12/31/2013	8,210,472	1.57	to	2.01	19,087,033	0.93	1.15	to	1.95	29.46	to	28.45
Fidelity® VIP Equity-Income Service Class 2
12/31/2017	360,555	1.77	to	1.93	761,780	1.42	1.15	to	2.50	11.37	to	9.91
12/31/2016	441,460	1.59	to	1.87	849,441	2.07	1.15	to	1.95	16.37	to	15.46
12/31/2015	522,920	1.37	to	1.62	881,845	2.83	1.15	to	1.95	(5.33)	to	(6.07)
12/31/2014	589,612	1.44	to	1.73	1,054,722	2.49	1.15	to	1.95	7.25	to	6.40
12/31/2013	656,829	1.35	to	1.62	1,096,377	2.19	1.15	to	1.95	26.37	to	25.38
Fidelity® VIP Growth Service Class 2
12/31/2017	392,569	2.53	to	2.00	1,003,079	0.08	1.15	to	2.50	33.29	to	31.54
12/31/2016	408,897	1.90	to	1.81	785,155	—	1.15	to	1.95	(0.59)	to	(1.37)
12/31/2015	427,939	1.91	to	1.83	832,825	0.03	1.15	to	1.95	5.69	to	4.86
12/31/2014	451,279	1.81	to	1.75	830,866	—	1.15	to	1.95	9.75	to	8.89
12/31/2013	483,216	1.65	to	1.61	810,427	0.04	1.15	to	1.95	34.45	to	33.40
Fidelity® VIP Growth Opportunities Service Class 2
12/31/2017	1,238	2.42	to	1.80	2,289	0.10	1.25	to	1.55	32.53	to	32.14
12/31/2016	1,283	1.83	to	1.36	1,792	0.05	1.25	to	1.55	(1.17)	to	(1.46)
12/31/2015	1,328	1.85	to	1.38	1,880	0.00	1.25	to	1.55	4.04	to	3.74
12/31/2014	1,374	1.78	to	1.33	1,872	0.01	1.25	to	1.55	10.57	to	10.24
12/31/2013	1,420	1.61	to	1.21	1,753	0.06	1.25	to	1.55	35.84	to	35.44
Fidelity® VIP Mid Cap Initial Class
12/31/2017	—	17.24	to	16.96	—	—	0.65	to	1.00	20.03	to	19.61
12/31/2016	—	14.36	to	14.18	—	—	0.65	to	1.00	11.51	to	11.12
12/31/2015	—	12.88	to	12.76	—	—	0.65	to	1.00	(2.03)	to	(2.37)
12/31/2014	—	13.15	to	13.07	—	—	0.65	to	1.00	5.60	to	5.23
12/31/2013(1)	—	12.45	to	12.42	—	—	0.45	to	0.80	—	to	—
Fidelity® VIP Mid Cap Service Class 2
12/31/2017	5,062,903	16.92	to	3.55	36,379,914	0.50	0.40	to	2.50	19.46	to	17.61
12/31/2016	5,297,560	14.09	to	13.54	27,980,216	0.34	0.90	to	2.00	10.92	to	9.71
12/31/2015	5,521,714	12.71	to	12.34	24,624,604	0.27	0.90	to	2.00	(2.51)	to	(3.58)
12/31/2014	3,544,494	13.03	to	12.80	16,020,401	0.03	0.90	to	2.00	5.08	to	3.93
12/31/2013	2,403,396	1.71	to	2.53	6,821,182	0.31	1.15	to	1.95	34.33	to	33.27
Fidelity® VIP Value Strategies Initial Class
12/31/2017	1,731	15.62	to	15.36	27,025	1.51	0.65	to	1.00	18.59	to	18.17
12/31/2016	1,731	13.17	to	13.00	22,793	1.16	0.65	to	1.00	8.91	to	8.54
12/31/2015	1,731	12.09	to	11.98	20,931	1.17	0.65	to	1.00	(3.62)	to	(3.95)
12/31/2014	1,732	12.54	to	12.47	21,720	1.06	0.65	to	1.00	6.10	to	5.73
12/31/2013(1)	1,732	11.82	to	11.79	20,474	2.62	0.45	to	0.80	—	to	—

51

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2017

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Fidelity® VIP Value Strategies Service Class 2
12/31/2017	2,008,310	$15.32	to	$2.85	$12,836,585	1.23%	0.40%	to	2.50%	18.02%	to	16.19%
12/31/2016	2,168,759	12.91	to	12.41	10,823,952	1.00	0.90	to	2.00	8.30	to	7.11
12/31/2015	2,209,354	11.93	to	11.59	9,569,134	0.90	0.90	to	2.00	(4.06)	to	(5.11)
12/31/2014	4,363,341	12.43	to	12.21	15,028,804	1.33	0.90	to	2.00	5.56	to	4.40
12/31/2013	2,915,192	1.60	to	1.73	6,891,567	0.73	1.15	to	1.95	28.70	to	27.69
Franklin Founding Funds Allocation Class 4 Shares
12/31/2017	1,619,010	2.15	to	10.82	3,384,945	2.52	1.30	to	2.65	10.35	to	8.90
12/31/2016	1,941,404	1.95	to	1.83	3,694,259	3.71	1.30	to	2.10	11.48	to	10.61
12/31/2015	2,139,547	1.75	to	1.66	3,663,185	2.77	1.30	to	2.10	(7.44)	to	(8.17)
12/31/2014	2,570,942	1.89	to	1.80	4,770,440	2.69	1.30	to	2.10	1.43	to	0.64
12/31/2013	3,023,911	1.87	to	1.79	5,542,251	10.52	1.30	to	2.10	22.09	to	21.14
Franklin Income Class 2 Shares
12/31/2017	2,252,757	1.49	to	1.46	3,318,178	4.23	1.15	to	2.50	8.43	to	7.00
12/31/2016	2,549,956	1.37	to	1.27	3,477,568	4.92	1.15	to	1.95	12.73	to	11.85
12/31/2015	2,995,232	1.22	to	1.14	3,637,520	4.37	1.15	to	1.95	(8.11)	to	(8.83)
12/31/2014	6,650,565	1.33	to	1.25	8,687,407	4.96	1.15	to	1.95	3.43	to	2.61
12/31/2013	8,086,472	1.28	to	1.22	10,231,022	6.44	1.15	to	1.95	12.65	to	11.76
Franklin Mutual Shares Class 2 Shares
12/31/2017	498,421	1.41	to	1.74	705,918	2.17	1.15	to	2.50	7.12	to	5.71
12/31/2016	582,908	1.32	to	1.22	775,627	1.91	1.15	to	1.95	14.74	to	13.84
12/31/2015	686,274	1.15	to	1.07	795,342	3.09	1.15	to	1.95	(6.02)	to	(6.76)
12/31/2014	713,957	1.22	to	1.15	882,965	1.97	1.15	to	1.95	5.90	to	5.07
12/31/2013	785,500	1.15	to	1.09	918,292	2.05	1.15	to	1.95	26.80	to	25.81
Franklin Templeton Foreign Class 2 Shares
12/31/2017	1,543,003	1.14	to	1.31	1,730,862	2.59	1.15	to	2.50	15.37	to	13.86
12/31/2016	1,725,317	0.99	to	0.92	1,683,083	1.97	1.15	to	1.95	5.96	to	5.13
12/31/2015	1,871,388	0.93	to	0.87	1,727,313	3.20	1.15	to	1.95	(7.56)	to	(8.28)
12/31/2014	2,182,365	1.01	to	0.95	2,186,589	1.91	1.15	to	1.95	(12.14)	to	(12.83)
12/31/2013	2,585,791	1.15	to	1.09	2,954,460	2.47	1.15	to	1.95	21.57	to	20.62
Invesco V.I. American Franchise Series II Shares
12/31/2017	109,350	1.87	to	1.74	200,731	—	1.15	to	2.50	25.59	to	23.94
12/31/2016	125,436	1.49	to	1.44	183,985	—	1.15	to	1.95	0.86	to	0.07
12/31/2015	126,470	1.48	to	1.44	184,547	—	1.15	to	1.95	3.56	to	2.75
12/31/2014	128,301	1.43	to	1.40	181,411	—	1.15	to	1.95	6.94	to	6.10
12/31/2013	130,187	1.33	to	1.32	172,729	0.25	1.15	to	1.95	38.21	to	37.12
Janus Henderson—Enterprise Service Shares
12/31/2017	94,795	3.11	to	2.73	356,554	0.53	1.15	to	2.50	25.65	to	24.00
12/31/2016	97,516	2.48	to	3.00	290,893	0.72	1.15	to	1.95	10.83	to	9.97
12/31/2015	101,617	2.24	to	2.73	275,800	0.76	1.15	to	1.95	2.59	to	1.78
12/31/2014	116,940	2.18	to	2.68	294,150	0.03	1.15	to	1.95	10.97	to	10.10
12/31/2013	128,083	1.96	to	2.43	288,077	0.36	1.15	to	1.95	30.54	to	29.51
Janus Henderson—Global Research Service Shares
12/31/2017	231,664	1.79	to	1.46	389,774	0.68	1.15	to	2.50	25.25	to	23.60
12/31/2016	289,631	1.43	to	1.43	395,561	0.95	1.15	to	1.95	0.66	to	(0.12)
12/31/2015	299,642	1.42	to	1.44	406,816	0.53	1.15	to	1.95	(3.64)	to	(4.40)
12/31/2014	308,504	1.48	to	1.50	436,369	0.94	1.15	to	1.95	5.96	to	5.13
12/31/2013	385,899	1.39	to	1.43	499,421	1.05	1.15	to	1.95	26.62	to	25.63

52

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2017

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Janus Henderson—Mid Cap Value Service Shares
12/31/2017	969	$2.71	to	$2.56	$2,549	0.64%	1.25%	to	1.55%	12.23%	to	11.90%
12/31/2016	1,004	2.41	to	2.29	2,356	0.91	1.25	to	1.55	17.30	to	16.96
12/31/2015	1,039	2.06	to	1.96	2,083	1.04	1.25	to	1.55	(4.88)	to	(5.16)
12/31/2014	1,075	2.16	to	2.07	2,268	3.34	1.25	to	1.55	7.10	to	6.78
12/31/2013	1,111	2.02	to	1.94	2,193	1.13	1.25	to	1.55	24.26	to	23.89
JPMorgan Insurance Trust Core Bond Class 1 Shares
12/31/2017	373,840	1.30	to	10.16	480,107	2.58	1.25	to	2.50	2.30	to	1.05
12/31/2016	417,140	1.27	to	1.21	525,026	2.65	1.25	to	1.95	0.86	to	0.17
12/31/2015	500,032	1.26	to	1.21	624,029	3.69	1.25	to	1.95	(0.13)	to	(0.81)
12/31/2014	544,722	1.27	to	1.22	681,481	3.84	1.25	to	1.95	3.62	to	2.91
12/31/2013	596,681	1.22	to	1.18	721,721	4.80	1.25	to	1.95	(2.69)	to	(3.35)
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares
12/31/2017	52,138	3.50	to	10.94	181,699	0.79	1.25	to	2.50	12.36	to	11.00
12/31/2016	52,138	3.11	to	2.95	161,765	0.86	1.25	to	1.95	13.28	to	12.51
12/31/2015	52,138	2.75	to	2.62	142,851	0.99	1.25	to	1.95	(3.86)	to	(4.52)
12/31/2014	52,138	2.86	to	2.75	148,638	0.78	1.25	to	1.95	13.69	to	12.91
12/31/2013	52,141	2.51	to	2.43	130,801	1.00	1.25	to	1.95	30.67	to	29.77
JPMorgan Insurance Trust Small Cap Core Class 1 Shares
12/31/2017	2,547	3.55	to	11.09	8,950	0.32	1.25	to	2.50	13.81	to	12.42
12/31/2016	2,590	3.12	to	2.96	8,007	0.52	1.25	to	1.95	18.73	to	17.92
12/31/2015	2,637	2.63	to	2.51	6,877	0.14	1.25	to	1.95	(6.45)	to	(7.09)
12/31/2014	2,687	2.81	to	2.70	7,500	0.14	1.25	to	1.95	8.24	to	7.50
12/31/2013	2,738	2.60	to	2.52	7,070	0.77	1.25	to	1.95	40.54	to	39.58
JPMorgan Insurance Trust U.S. Equity Class 1 Shares
12/31/2017	25,247	3.41	to	11.76	85,661	0.88	1.25	to	2.50	20.82	to	19.36
12/31/2016	25,556	2.82	to	2.68	71,808	0.98	1.25	to	1.95	9.57	to	8.82
12/31/2015	25,897	2.58	to	2.46	66,448	1.12	1.25	to	1.95	(0.38)	to	(1.07)
12/31/2014	26,225	2.59	to	2.49	67,588	0.91	1.25	to	1.95	12.50	to	11.72
12/31/2013	26,525	2.30	to	2.23	60,806	1.23	1.25	to	1.95	34.54	to	33.61
MFS® New Discovery Service Class
12/31/2017	614,556	2.65	to	2.86	1,753,527	—	1.15	to	2.50	24.90	to	23.26
12/31/2016	728,669	2.12	to	1.99	1,699,029	—	1.15	to	1.95	7.57	to	6.72
12/31/2015	840,975	1.98	to	1.86	1,819,446	—	1.15	to	1.95	(3.26)	to	(4.02)
12/31/2014	986,222	2.04	to	1.94	2,228,226	—	1.15	to	1.95	(8.55)	to	(9.26)
12/31/2013	2,827,122	2.23	to	2.14	7,243,325	—	1.15	to	1.95	39.61	to	38.52
MFS® Total Return Service Class
12/31/2017	684,296	1.74	to	1.84	1,277,761	2.24	1.15	to	2.50	10.75	to	9.30
12/31/2016	1,048,659	1.57	to	1.69	1,824,238	2.68	1.15	to	1.95	7.58	to	6.74
12/31/2015	1,107,681	1.46	to	1.58	1,794,787	2.37	1.15	to	1.95	(1.71)	to	(2.48)
12/31/2014	1,155,873	1.49	to	1.62	1,913,348	1.70	1.15	to	1.95	7.01	to	6.17
12/31/2013	1,224,187	1.39	to	1.53	1,903,955	1.63	1.15	to	1.95	17.39	to	16.47
State Street Total Return V.I.S. Class 3 Shares
12/31/2017	1,414,159	13.31	to	11.21	3,637,485	2.13	0.40	to	2.70	14.52	to	12.24
12/31/2016	1,363,223	11.59	to	10.95	2,313,919	1.77	0.65	to	2.20	5.39	to	3.78
12/31/2015	1,266,778	11.00	to	10.55	1,849,112	1.47	0.65	to	2.20	(1.98)	to	(3.49)
12/31/2014	1,449,643	11.22	to	10.94	2,041,207	1.51	0.65	to	2.20	4.39	to	2.79
12/31/2013	1,490,526	1.30	to	1.26	1,940,897	1.28	1.35	to	2.15	13.11	to	12.23
TA Aegon High Yield Bond Initial Class
12/31/2017	47,609	12.23	to	2.10	130,755	6.27	0.45	to	2.50	6.96	to	4.83
12/31/2016	36,425	11.43	to	1.85	98,517	5.97	0.45	to	1.90	14.83	to	13.20
12/31/2015	53,786	9.95	to	1.63	120,077	6.26	0.45	to	1.90	(4.65)	to	(6.01)
12/31/2014	67,661	10.44	to	1.74	155,404	5.46	0.45	to	1.90	3.51	to	2.04
12/31/2013	62,132	1.19	to	1.70	140,297	5.39	0.45	to	1.90	6.12	to	4.61

53

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2017

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Aegon High Yield Bond Service Class
12/31/2017	2,134,226	$11.92	to	$10.51	$7,261,724	5.61%	0.20%	to	2.50%	6.25%	to	4.60%
12/31/2016	2,268,819	11.15	to	10.71	6,641,135	5.69	0.90	to	2.00	13.97	to	12.73
12/31/2015	2,568,185	9.78	to	9.50	5,904,739	6.14	0.90	to	2.00	(5.16)	to	(6.19)
12/31/2014	2,664,043	10.31	to	10.13	5,933,436	5.62	0.90	to	2.00	2.68	to	1.55
12/31/2013	2,593,445	1.60	to	1.70	4,808,613	5.82	1.15	to	1.95	5.12	to	4.29
TA Aegon Government Money Market Initial Class
12/31/2017	126,501	0.99	to	0.80	165,775	0.01	1.25	to	2.50	(1.23)	to	(2.43)
12/31/2016	58,892	1.00	to	0.92	78,249	0.01	1.25	to	1.90	(1.22)	to	(1.85)
12/31/2015	106,547	1.02	to	0.94	143,537	0.01	1.25	to	1.90	(1.23)	to	(1.86)
12/31/2014	126,305	1.03	to	0.96	172,527	0.01	1.25	to	1.90	(1.23)	to	(1.86)
12/31/2013	268,180	1.04	to	0.97	371,427	0.01	1.25	to	1.90	(1.23)	to	(1.86)
TA Aegon Government Money Market Service Class
12/31/2017	7,834,925	9.82	to	0.80	22,509,391	0.01	0.20	to	2.50	(0.44)	to	(2.43)
12/31/2016	12,254,624	9.84	to	9.29	36,408,179	0.01	0.45	to	2.00	(0.44)	to	(1.97)
12/31/2015	10,390,576	9.88	to	9.48	47,562,444	0.01	0.45	to	2.00	(0.44)	to	(1.98)
12/31/2014	13,187,371	9.93	to	9.67	63,067,404	0.01	0.45	to	2.00	(0.44)	to	(1.98)
12/31/2013	19,530,196	0.99	to	0.95	41,003,054	—	0.45	to	1.95	(0.44)	to	(1.91)
TA Aegon U.S. Government Securities Initial Class
12/31/2017	142,568	1.47	to	1.18	284,854	4.00	1.25	to	2.50	1.39	to	0.16
12/31/2016	127,683	1.45	to	1.25	251,979	0.88	1.25	to	1.90	(0.93)	to	(1.56)
12/31/2015	153,991	1.46	to	1.27	307,218	2.22	1.25	to	1.90	(1.14)	to	(1.77)
12/31/2014	184,056	1.48	to	1.29	371,973	3.93	1.25	to	1.90	3.36	to	2.70
12/31/2013	200,641	1.43	to	1.26	392,878	2.36	1.25	to	1.90	(3.44)	to	(4.06)
TA Aegon U.S. Government Securities Service Class
12/31/2017	10,761,864	10.11	to	9.99	28,859,784	2.68	0.20	to	2.50	1.90	to	(0.13)
12/31/2016	19,883,084	9.90	to	9.36	72,397,578	0.44	0.45	to	2.00	(0.31)	to	(1.84)
12/31/2015	19,794,265	9.93	to	9.53	70,779,519	1.42	0.45	to	2.00	(0.62)	to	(2.15)
12/31/2014	14,098,292	10.00	to	9.74	32,526,271	3.72	0.45	to	2.00	3.95	to	2.35
12/31/2013	14,372,501	1.00	to	1.20	26,764,225	2.28	0.45	to	1.95	(2.92)	to	(4.35)
TA American Funds Managed Risk—Balanced Service Class
12/31/2017	4,488,029	11.62	to	11.11	50,784,606	0.64	0.20	to	2.50	14.11	to	11.84
12/31/2016	2,676,423	10.16	to	9.90	26,789,196	0.61	0.45	to	2.00	5.94	to	4.31
12/31/2015(1)	977,622	9.59	to	9.49	9,319,240	—	0.45	to	2.00	—	to	—
TA AB Dynamic Allocation Initial Class
12/31/2017	35,881	1.82	to	1.61	63,870	1.78	1.25	to	2.50	8.39	to	7.07
12/31/2016	35,803	1.68	to	1.35	58,884	1.50	1.25	to	1.90	0.97	to	0.32
12/31/2015	40,362	1.66	to	1.35	65,845	1.27	1.25	to	1.90	(1.31)	to	(1.94)
12/31/2014	40,726	1.69	to	1.37	67,420	1.03	1.25	to	1.90	4.26	to	3.59
12/31/2013	41,058	1.62	to	1.32	65,291	1.17	1.25	to	1.90	5.86	to	5.19
TA AB Dynamic Allocation Service Class
12/31/2017	7,433,079	11.79	to	1.19	22,153,340	1.47	0.20	to	2.50	9.03	to	6.86
12/31/2016	8,614,962	10.78	to	10.19	22,289,282	1.25	0.45	to	2.00	1.53	to	(0.02)
12/31/2015	9,406,732	10.62	to	10.19	21,064,949	1.05	0.45	to	2.00	(0.87)	to	(2.39)
12/31/2014	10,378,014	10.71	to	10.44	20,046,123	0.83	0.45	to	2.00	4.88	to	3.27
12/31/2013	10,720,245	1.10	to	1.33	15,864,132	0.98	0.45	to	1.95	6.41	to	4.84
TA Asset Allocation—Conservative Initial Class
12/31/2017	9,676	1.89	to	1.73	17,848	2.12	1.25	to	2.50	11.42	to	10.07
12/31/2016	9,676	1.69	to	1.42	16,042	2.03	1.25	to	1.90	3.33	to	2.68
12/31/2015	9,676	1.64	to	1.38	15,547	2.66	1.25	to	1.90	(3.17)	to	(3.79)
12/31/2014	35,716	1.69	to	1.44	59,352	2.70	1.25	to	1.90	0.93	to	0.28
12/31/2013	35,716	1.68	to	1.43	58,894	3.83	1.25	to	1.90	8.02	to	7.33

54

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2017

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Asset Allocation—Conservative Service Class
12/31/2017	22,261,316	$12.16	to	$10.91	$67,550,887	1.92%	0.20%	to	2.50%	12.06%	to	9.83%
12/31/2016	23,849,251	10.83	to	10.23	60,565,402	1.78	0.45	to	2.00	3.84	to	2.24
12/31/2015	29,281,139	10.43	to	10.01	64,424,762	2.02	0.45	to	2.00	(2.58)	to	(4.08)
12/31/2014	31,677,104	10.70	to	10.43	61,576,298	2.49	0.45	to	2.00	1.49	to	(0.07)
12/31/2013	33,312,344	1.13	to	1.45	54,439,830	3.00	0.45	to	1.95	8.60	to	7.00
TA Asset Allocation—Growth Initial Class
12/31/2017	16,941	2.26	to	2.26	37,480	1.11	1.25	to	2.50	23.10	to	21.60
12/31/2016	30,761	1.84	to	1.61	55,366	1.27	1.25	to	1.90	4.77	to	4.10
12/31/2015	82,219	1.76	to	1.54	141,457	1.65	1.25	to	1.90	(3.14)	to	(3.76)
12/31/2014	82,871	1.81	to	1.61	147,420	2.36	1.25	to	1.90	1.46	to	0.81
12/31/2013	83,520	1.79	to	1.59	146,651	0.79	1.25	to	1.90	25.25	to	24.45
TA Asset Allocation—Growth Service Class
12/31/2017	2,253,319	15.08	to	12.07	8,452,268	1.17	0.20	to	2.50	23.82	to	21.35
12/31/2016	2,822,565	12.15	to	11.48	7,545,147	1.99	0.45	to	2.00	5.35	to	3.73
12/31/2015	3,005,299	11.53	to	11.06	6,787,813	1.48	0.45	to	2.00	(2.55)	to	(4.06)
12/31/2014	3,471,873	11.83	to	11.53	6,835,481	2.10	0.45	to	2.00	1.98	to	0.41
12/31/2013	3,835,267	1.32	to	1.63	6,095,272	1.03	0.45	to	1.95	25.82	to	23.97
TA Asset Allocation—Moderate Initial Class
12/31/2017	358,312	2.07	to	1.94	724,297	1.96	1.25	to	2.50	15.03	to	13.64
12/31/2016	513,502	1.80	to	1.53	903,679	2.32	1.25	to	1.90	4.26	to	3.60
12/31/2015	477,423	1.72	to	1.48	807,013	2.04	1.25	to	1.90	(3.43)	to	(4.05)
12/31/2014	508,985	1.79	to	1.54	892,285	2.15	1.25	to	1.90	1.50	to	0.85
12/31/2013	615,879	1.76	to	1.52	1,065,321	2.45	1.25	to	1.90	12.10	to	11.38
TA Asset Allocation—Moderate Service Class
12/31/2017	92,461,728	12.95	to	1.75	300,651,662	1.64	0.20	to	2.50	15.60	to	13.30
12/31/2016	104,593,983	11.17	to	10.56	281,768,454	1.96	0.45	to	2.00	4.78	to	3.18
12/31/2015	111,980,841	10.66	to	10.23	279,599,191	1.85	0.45	to	2.00	(2.91)	to	(4.41)
12/31/2014	119,812,391	10.98	to	10.70	289,657,459	2.15	0.45	to	2.00	2.15	to	0.58
12/31/2013	115,593,525	1.18	to	1.55	221,957,877	2.30	0.45	to	1.95	12.73	to	11.07
TA Asset Allocation—Moderate Growth Initial Class
12/31/2017	206,571	2.19	to	2.11	447,561	1.71	1.25	to	2.50	18.30	to	16.86
12/31/2016	211,341	1.85	to	1.59	387,179	2.10	1.25	to	1.90	5.23	to	4.57
12/31/2015	149,672	1.76	to	1.52	261,989	2.19	1.25	to	1.90	(3.44)	to	(4.06)
12/31/2014	186,731	1.82	to	1.59	337,554	2.82	1.25	to	1.90	1.31	to	0.66
12/31/2013	153,714	1.80	to	1.58	275,097	2.41	1.25	to	1.90	17.91	to	17.16
TA Asset Allocation—Moderate Growth Service Class
12/31/2017	54,159,674	13.90	to	1.35	200,756,348	1.52	0.20	to	2.50	18.96	to	16.59
12/31/2016	57,499,076	11.66	to	11.02	162,356,929	1.79	0.45	to	2.00	5.78	to	4.16
12/31/2015	61,880,963	11.02	to	10.58	153,403,905	2.01	0.45	to	2.00	(2.96)	to	(4.45)
12/31/2014	66,510,851	11.36	to	11.07	151,210,658	2.59	0.45	to	2.00	1.99	to	0.42
12/31/2013	68,282,174	1.24	to	1.61	128,458,358	2.12	0.45	to	1.95	18.51	to	16.77
TA Barrow Hanley Dividend Focused Initial Class
12/31/2017	1,290,725	16.64	to	1.96	3,740,605	2.17	0.45	to	2.50	15.91	to	13.60
12/31/2016	1,213,323	14.36	to	2.01	3,032,677	2.05	0.45	to	1.90	14.40	to	12.78
12/31/2015	1,486,892	12.55	to	1.78	3,270,068	1.89	0.45	to	1.90	(4.03)	to	(5.39)
12/31/2014	1,664,774	13.08	to	1.89	3,844,650	1.34	0.45	to	1.90	11.67	to	10.08
12/31/2013	1,867,664	1.37	to	1.71	3,838,988	2.31	0.45	to	1.90	29.66	to	27.82
TA Barrow Hanley Dividend Focused Service Class
12/31/2017	5,898,194	16.20	to	11.21	23,499,428	2.21	0.20	to	2.50	15.09	to	13.30
12/31/2016	5,972,559	13.98	to	13.44	19,563,340	2.20	0.90	to	2.00	13.57	to	12.33
12/31/2015	4,581,223	12.31	to	11.96	12,481,040	1.56	0.90	to	2.00	(4.69)	to	(5.74)
12/31/2014	2,227,705	12.92	to	12.69	6,012,268	1.25	0.90	to	2.00	10.93	to	9.72
12/31/2013	2,042,352	1.28	to	1.82	4,214,038	2.26	1.15	to	1.95	28.45	to	27.44

55

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2017

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA BlackRock Equity Smart Beta 100 Service Class
12/31/2017	1,638,678	$12.98	to	$11.96	$21,047,568	0.58%	0.20%	to	2.50%	22.68%	to	20.23%
12/31/2016(1)	107,409	10.55	to	10.43	1,126,448	—	0.45	to	2.00	—	to	—
TA BlackRock Global Allocation Service Class
12/31/2017	26,269,985	12.65	to	11.03	72,510,972	1.10	0.20	to	2.50	12.99	to	10.73
12/31/2016	29,085,578	11.17	to	10.53	62,055,519	0.38	0.45	to	2.00	4.09	to	2.49
12/31/2015	32,066,493	10.73	to	10.28	56,381,328	1.72	0.45	to	2.00	(1.67)	to	(3.18)
12/31/2014	33,949,110	10.91	to	10.62	56,800,395	1.75	0.45	to	2.00	1.29	to	(0.36)
12/31/2013	36,030,640	1.18	to	1.47	55,988,891	1.13	0.45	to	2.05	13.92	to	12.13
TA BlackRock Global Allocation Managed Risk—Balanced Service Class
12/31/2017	907,756	10.70	to	10.93	9,425,985	0.66	0.20	to	2.50	12.00	to	9.77
12/31/2016	770,157	9.53	to	9.22	7,203,419	1.96	0.45	to	2.00	(0.08)	to	(1.61)
12/31/2015(1)	348,633	9.54	to	9.37	3,294,098	—	0.45	to	2.00	—	to	—
TA BlackRock Global Allocation Managed Risk—Growth Service Class
12/31/2017	934,837	10.92	to	11.45	9,906,384	0.68	0.20	to	2.50	17.34	to	15.00
12/31/2016	802,785	9.28	to	8.98	7,315,682	2.25	0.45	to	2.00	(0.64)	to	(2.16)
12/31/2015(1)	491,576	9.34	to	9.18	4,545,309	—	0.45	to	2.00	—	to	—
TA BlackRock Smart Beta 50 Service Class
12/31/2017	716,979	11.52	to	11.01	8,137,482	0.77	0.20	to	2.50	12.34	to	10.10
12/31/2016(1)	345,827	10.23	to	10.11	3,516,806	—	0.45	to	2.00	—	to	—
TA BlackRock Smart Beta 75 Service Class
12/31/2017	1,058,764	12.13	to	11.47	12,688,035	0.55	0.20	to	2.50	17.44	to	15.10
12/31/2016(1)	81,476	10.30	to	10.18	833,826	—	0.45	to	2.00	—	to	—
TA BlackRock Tactical Allocation Service Class
12/31/2017	30,063,885	12.88	to	1.25	108,003,935	1.48	0.20	to	2.50	11.18	to	8.97
12/31/2016	32,609,979	11.55	to	10.92	100,557,415	2.32	0.45	to	2.00	4.44	to	2.84
12/31/2015	33,725,251	11.06	to	10.61	94,383,584	1.78	0.45	to	2.00	(0.57)	to	(2.10)
12/31/2014	34,968,108	11.13	to	10.84	87,586,850	1.30	0.45	to	2.00	4.60	to	2.99
12/31/2013	33,268,265	1.18	to	1.59	66,492,168	1.34	0.45	to	1.95	11.84	to	10.20
TA Clarion Global Real Estate Securities Initial Class
12/31/2017	8,032	11.49	to	2.51	22,719	3.68	0.45	to	2.50	10.82	to	8.61
12/31/2016	8,553	10.37	to	2.01	22,037	1.76	0.45	to	1.90	0.17	to	(1.25)
12/31/2015	8,987	10.35	to	2.04	23,333	3.42	0.45	to	1.90	(1.05)	to	(2.46)
12/31/2014	14,673	10.46	to	2.09	38,903	1.46	0.45	to	1.90	13.06	to	11.45
12/31/2013	22,067	1.19	to	1.87	52,521	5.49	0.45	to	1.90	3.43	to	1.96
TA Clarion Global Real Estate Securities Service Class
12/31/2017	1,468,053	11.20	to	11.00	6,088,478	3.27	0.20	to	2.50	10.02	to	8.31
12/31/2016	1,703,876	10.11	to	9.72	5,721,454	1.43	0.90	to	2.00	(0.48)	to	(1.56)
12/31/2015	1,889,106	10.16	to	9.87	5,829,195	4.20	0.90	to	2.00	(1.76)	to	(2.83)
12/31/2014	2,083,565	10.34	to	10.16	5,463,539	1.36	0.90	to	2.00	12.28	to	11.05
12/31/2013	1,851,330	1.11	to	1.89	3,363,372	5.47	1.15	to	1.95	2.53	to	1.72
TA International Equity Index Service Class
12/31/2017(1)	34,853	11.12	to	10.96	385,013	—	0.35	to	2.65	—	to	—
TA International Moderate Growth Service Class
12/31/2017	18,492,054	12.51	to	1.27	50,493,353	1.60	0.20	to	2.50	20.93	to	18.52
12/31/2016	19,645,357	10.32	to	9.75	41,499,204	1.87	0.45	to	2.00	0.62	to	(0.92)
12/31/2015	21,891,483	10.26	to	9.84	43,094,351	1.82	0.45	to	2.00	(2.32)	to	(3.83)
12/31/2014	21,845,760	10.50	to	10.23	35,391,209	2.15	0.45	to	2.00	(1.23)	to	(2.75)
12/31/2013	21,520,089	1.19	to	1.03	27,779,613	1.84	0.45	to	1.95	11.96	to	10.31
TA Janus Balanced Service Class
12/31/2017	16,864,853	14.27	to	11.31	84,726,412	1.33	0.20	to	2.50	16.21	to	13.89
12/31/2016	17,165,988	12.25	to	11.57	66,683,993	1.09	0.45	to	2.00	3.65	to	2.06
12/31/2015	14,140,653	11.82	to	11.34	50,716,781	0.83	0.45	to	2.00	(0.33)	to	(1.86)
12/31/2014	11,828,480	11.86	to	11.55	35,378,527	0.69	0.45	to	2.00	7.35	to	5.69
12/31/2013	9,040,332	1.26	to	1.12	15,597,184	0.70	0.45	to	1.95	18.49	to	16.74

56

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2017

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Janus Mid-Cap Growth Initial Class
12/31/2017	4,743	$14.64	to	$1.81	$14,086	0.05%	0.45%	to	2.50%	28.43%	to	25.87%
12/31/2016	32,509	11.40	to	1.88	47,880	—	0.45	to	1.90	(2.48)	to	(3.87)
12/31/2015	24,339	11.69	to	1.95	33,445	—	0.45	to	1.90	(5.46)	to	(6.80)
12/31/2014	28,385	12.36	to	2.10	41,630	—	0.45	to	1.90	(0.43)	to	(1.85)
12/31/2013	36,941	1.39	to	2.14	54,906	0.81	0.45	to	1.90	38.52	to	36.55
TA Janus Mid-Cap Growth Service Class
12/31/2017	1,074,011	14.26	to	12.36	4,956,165	—	0.20	to	2.50	27.59	to	25.61
12/31/2016	1,076,773	11.10	to	10.67	3,562,151	—	0.90	to	2.00	(3.18)	to	(4.23)
12/31/2015	1,283,293	11.47	to	11.14	3,821,907	—	0.90	to	2.00	(6.11)	to	(7.14)
12/31/2014	1,405,002	12.21	to	12.00	4,158,692	—	0.90	to	2.00	(1.15)	to	(2.24)
12/31/2013	1,427,218	2.03	to	2.02	3,367,567	0.60	1.15	to	1.95	37.25	to	36.17
TA Jennison Growth Initial Class
12/31/2017	743,075	20.47	to	2.33	1,747,868	0.01	0.45	to	2.50	35.83	to	33.12
12/31/2016	840,949	15.07	to	2.13	1,422,270	—	0.45	to	1.90	(2.09)	to	(3.48)
12/31/2015	1,148,264	15.39	to	2.20	2,001,597	—	0.45	to	1.90	10.90	to	9.33
12/31/2014	1,307,658	13.88	to	2.01	2,074,564	—	0.45	to	1.90	9.46	to	7.91
12/31/2013	1,426,689	1.46	to	1.87	2,088,334	0.26	0.45	to	1.90	37.09	to	35.14
TA Jennison Growth Service Class
12/31/2017	4,805,173	19.93	to	13.09	24,077,942	—	0.20	to	2.50	34.82	to	32.73
12/31/2016	4,656,507	14.68	to	14.11	16,155,829	—	0.90	to	2.00	(2.78)	to	(3.84)
12/31/2015	5,878,652	15.10	to	14.67	18,662,985	—	0.90	to	2.00	10.12	to	8.91
12/31/2014	4,747,106	13.72	to	13.47	12,818,115	—	0.90	to	2.00	8.81	to	7.62
12/31/2013	4,408,276	1.78	to	1.85	9,292,701	0.07	1.15	to	1.95	35.74	to	34.67
TA JPMorgan Core Bond Service Class
12/31/2017	10,257,283	10.60	to	10.14	30,045,745	2.60	0.20	to	2.50	2.96	to	0.90
12/31/2016	9,984,860	10.27	to	9.70	27,671,195	1.90	0.45	to	2.00	1.60	to	0.04
12/31/2015	9,485,030	10.10	to	9.70	20,112,573	1.87	0.45	to	2.00	(0.11)	to	(1.65)
12/31/2014	8,490,749	10.12	to	9.86	15,198,187	1.95	0.45	to	2.00	4.63	to	3.02
12/31/2013	5,404,361	1.01	to	1.03	7,409,619	2.83	0.45	to	1.95	(2.57)	to	(4.00)
TA JPMorgan Enhanced Index Initial Class
12/31/2017	204,079	17.91	to	2.12	722,249	0.57	0.45	to	2.50	20.61	to	18.21
12/31/2016	206,326	14.85	to	2.00	610,859	0.39	0.45	to	1.90	10.85	to	9.28
12/31/2015	236,425	13.40	to	1.83	634,049	0.97	0.45	to	1.90	(0.52)	to	(1.94)
12/31/2014	261,524	13.47	to	1.86	655,455	0.80	0.45	to	1.90	13.67	to	12.06
12/31/2013	244,348	1.45	to	1.66	541,382	0.64	0.45	to	1.90	31.92	to	30.05
TA JPMorgan Enhanced Index Service Class
12/31/2017	610,054	17.46	to	11.64	6,488,465	0.41	0.20	to	2.50	19.74	to	17.88
12/31/2016	466,902	14.48	to	13.92	4,419,905	0.16	0.90	to	2.00	10.13	to	8.93
12/31/2015	378,610	13.15	to	12.78	1,978,768	0.81	0.90	to	2.00	(1.25)	to	(2.33)
12/31/2014	447,817	13.32	to	13.08	2,099,233	0.75	0.90	to	2.00	12.95	to	11.71
12/31/2013	223,242	1.54	to	1.71	448,924	0.53	1.15	to	1.95	30.63	to	29.61
TA JPMorgan Mid Cap Value Service Class
12/31/2017	2,459,077	16.66	to	2.42	20,619,585	0.54	0.20	to	2.50	12.68	to	10.44
12/31/2016	5,651,589	14.75	to	13.93	26,255,068	1.90	0.45	to	2.00	13.77	to	12.02
12/31/2015	5,733,005	12.96	to	12.44	20,803,900	0.76	0.45	to	2.00	(3.37)	to	(4.86)
12/31/2014	5,723,903	13.41	to	13.07	20,447,452	0.64	0.45	to	2.00	14.47	to	12.71
12/31/2013	4,415,296	1.49	to	1.88	10,486,357	0.38	0.45	to	1.95	30.88	to	28.95
TA JPMorgan Tactical Allocation Service Class
12/31/2017	20,667,991	11.96	to	10.59	85,781,288	1.58	0.20	to	2.50	8.02	to	5.87
12/31/2016	22,814,234	11.05	to	10.44	83,825,181	1.16	0.45	to	2.00	3.73	to	2.13
12/31/2015	22,739,979	10.65	to	10.22	70,466,542	1.14	0.45	to	2.00	(0.85)	to	(2.37)
12/31/2014	20,676,779	10.74	to	10.47	51,151,249	0.96	0.45	to	2.00	5.80	to	4.18
12/31/2013	19,949,918	1.10	to	1.08	30,794,952	1.02	0.45	to	1.95	4.82	to	3.28

57

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2017

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Legg Mason Dynamic Allocation—Balanced Service Class
12/31/2017	18,245,161	$11.90	to	$1.09	$93,925,698	1.11%	0.20%	to	2.50%	9.97%	to	7.78%
12/31/2016	22,101,622	10.79	to	10.19	96,492,892	1.10	0.45	to	2.00	(1.11)	to	(2.63)
12/31/2015	24,115,700	10.91	to	10.47	93,488,870	0.91	0.45	to	2.00	(2.52)	to	(4.02)
12/31/2014	16,981,768	11.19	to	10.91	57,286,673	0.66	0.45	to	2.00	8.00	to	6.33
12/31/2013	14,019,229	1.08	to	1.08	26,970,451	0.21	0.45	to	1.95	8.88	to	7.28
TA Legg Mason Dynamic Allocation—Growth Service Class
12/31/2017	12,174,684	12.50	to	1.22	60,496,584	0.98	0.20	to	2.50	12.70	to	10.45
12/31/2016	15,446,885	11.07	to	10.46	62,664,292	0.99	0.45	to	2.00	(1.43)	to	(2.94)
12/31/2015	16,046,497	11.23	to	10.77	66,569,685	0.69	0.45	to	2.00	(3.38)	to	(4.87)
12/31/2014	12,452,814	11.62	to	11.33	41,526,468	0.57	0.45	to	2.00	7.69	to	6.04
12/31/2013	9,288,777	1.14	to	1.14	20,070,907	0.19	0.45	to	1.95	15.09	to	13.40
TA Madison Diversified Income Service Class
12/31/2017(1)	100,620	12.19	to	10.68	1,092,716	0.34	0.20	to	2.50	—	to	—
TA Managed Risk—Balanced ETF Service Class
12/31/2017	114,723,659	12.56	to	1.13	470,512,548	1.68	0.20	to	2.50	12.93	to	10.68
12/31/2016	127,929,980	11.09	to	10.48	438,296,472	1.66	0.45	to	2.00	3.29	to	1.70
12/31/2015	140,114,274	10.74	to	10.30	432,034,799	1.30	0.45	to	2.00	(2.21)	to	(3.71)
12/31/2014	136,879,690	10.98	to	10.70	342,152,293	0.95	0.45	to	2.00	4.08	to	2.48
12/31/2013	129,881,636	1.16	to	1.17	209,472,792	1.09	0.45	to	1.95	10.93	to	9.30
TA Managed Risk—Conservative ETF Service Class
12/31/2017	29,909,663	12.25	to	1.16	89,983,402	1.84	0.20	to	2.50	10.54	to	8.33
12/31/2016	33,427,887	11.05	to	10.44	88,366,488	1.62	0.45	to	2.00	3.61	to	2.02
12/31/2015	37,681,242	10.67	to	10.24	86,100,597	1.49	0.45	to	2.00	(1.13)	to	(2.65)
12/31/2014	40,013,205	10.79	to	10.52	77,921,336	1.25	0.45	to	2.00	4.77	to	3.16
12/31/2013	35,123,308	1.11	to	1.19	52,461,737	1.34	0.45	to	1.95	6.99	to	5.41
TA Managed Risk—Growth ETF Service Class
12/31/2017	107,929,650	13.52	to	1.35	395,368,871	1.62	0.20	to	2.50	17.94	to	15.59
12/31/2016	122,841,558	11.43	to	10.80	354,352,467	1.66	0.45	to	2.00	4.20	to	2.60
12/31/2015	130,279,773	10.97	to	10.53	339,220,776	1.48	0.45	to	2.00	(3.95)	to	(5.43)
12/31/2014	139,255,241	11.42	to	11.13	326,832,308	1.06	0.45	to	2.00	3.51	to	1.91
12/31/2013	122,516,985	1.26	to	1.19	196,467,643	1.25	0.45	to	1.95	18.25	to	16.51
TA Market Participation Strategy Service Class
12/31/2017	7,606,598	13.01	to	10.71	34,598,644	0.31	0.20	to	2.50	10.30	to	8.10
12/31/2016	8,820,580	11.77	to	11.12	34,140,280	0.16	0.45	to	2.00	3.70	to	2.10
12/31/2015	8,065,884	11.35	to	10.89	31,264,212	—	0.45	to	2.00	(3.68)	to	(5.16)
12/31/2014	6,502,270	11.78	to	11.48	27,861,249	—	0.45	to	2.00	7.56	to	5.91
12/31/2013	4,873,843	1.13	to	1.11	12,392,847	—	0.45	to	1.95	13.78	to	12.11
TA MFS International Equity Initial Class
12/31/2017	67,784	13.28	to	1.74	113,918	1.67	0.45	to	2.50	26.68	to	24.15
12/31/2016	46,174	10.48	to	1.57	61,836	1.54	0.45	to	1.90	(0.37)	to	(1.78)
12/31/2015	53,642	10.52	to	1.60	72,782	1.60	0.45	to	1.90	(0.37)	to	(1.79)
12/31/2014	49,145	10.56	to	1.63	67,563	0.96	0.45	to	1.90	(5.60)	to	(6.94)
12/31/2013	49,155	1.33	to	1.75	72,262	1.15	0.45	to	1.90	17.56	to	15.89
TA MFS International Equity Service Class
12/31/2017	6,976,614	12.95	to	12.43	23,218,498	1.33	0.20	to	2.50	25.85	to	23.90
12/31/2016	5,268,104	10.22	to	9.82	13,345,400	1.35	0.90	to	2.00	(1.03)	to	(2.11)
12/31/2015	5,061,054	10.33	to	10.03	12,388,616	1.27	0.90	to	2.00	(1.14)	to	(2.22)
12/31/2014	1,240,007	10.44	to	10.26	3,695,090	0.95	0.90	to	2.00	(6.26)	to	(7.28)
12/31/2013	995,804	1.35	to	1.83	2,398,959	1.15	1.15	to	1.95	16.43	to	15.52

58

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2017

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Morgan Stanley Capital Growth Initial Class
12/31/2017	26,276	$2.99	to	$2.75	$84,267	—%	1.25%	to	2.50%	41.83%	to	40.10%
12/31/2016	28,129	2.11	to	2.05	63,699	—	1.25	to	1.90	(3.47)	to	(4.08)
12/31/2015	34,497	2.18	to	2.14	81,045	—	1.25	to	1.90	10.41	to	9.70
12/31/2014	33,027	1.98	to	1.95	70,381	—	1.25	to	1.90	4.70	to	4.03
12/31/2013	20,201	1.89	to	1.87	41,179	0.67	1.25	to	1.90	46.42	to	45.49
TA Morgan Stanley Capital Growth Service Class
12/31/2017	648,014	21.88	to	3.03	6,155,878	—	0.20	to	2.50	41.99	to	39.78
12/31/2016	641,141	15.30	to	14.71	3,709,725	—	0.90	to	2.00	(3.37)	to	(4.43)
12/31/2015	530,782	15.84	to	15.39	2,180,373	—	0.90	to	2.00	10.45	to	9.24
12/31/2014	487,574	14.34	to	14.09	1,461,885	—	0.90	to	2.00	4.84	to	3.69
12/31/2013	500,196	1.72	to	1.93	1,052,865	0.49	1.15	to	1.95	46.20	to	45.06
TA Multi-Managed Balanced Initial Class
12/31/2017	12,065	2.65	to	2.32	31,264	0.86	1.25	to	2.50	12.73	to	11.36
12/31/2016	12,065	2.35	to	2.06	27,775	1.18	1.25	to	1.90	6.55	to	5.87
12/31/2015	23,192	2.21	to	1.95	50,184	1.37	1.25	to	1.90	(1.02)	to	(1.65)
12/31/2014	23,192	2.23	to	1.98	50,777	1.38	1.25	to	1.90	9.44	to	8.74
12/31/2013	23,192	2.04	to	1.82	46,465	1.58	1.25	to	1.90	16.63	to	15.89
TA Multi-Managed Balanced Service Class
12/31/2017	19,130,187	14.56	to	11.05	133,663,918	0.79	0.20	to	2.50	13.31	to	11.05
12/31/2016	12,471,373	12.82	to	12.11	83,405,643	1.01	0.45	to	2.00	7.16	to	5.51
12/31/2015	4,342,112	11.97	to	11.48	13,596,331	1.19	0.45	to	2.00	(0.51)	to	(2.04)
12/31/2014	4,141,602	12.03	to	11.72	10,150,180	1.24	0.45	to	2.00	10.00	to	8.31
12/31/2013	3,663,589	1.26	to	1.81	6,706,218	1.48	0.45	to	1.95	17.23	to	15.50
TA Multi-Manager Alternative Strategies Service Class
12/31/2017	27,933	10.46	to	10.17	283,601	1.29	0.20	to	2.50	4.29	to	3.05
12/31/2016	21,576	10.01	to	9.64	212,059	2.59	0.45	to	1.65	1.56	to	0.35
12/31/2015	13,978	9.85	to	9.60	136,414	0.36	0.45	to	1.65	(6.03)	to	(7.15)
12/31/2014	2,886	10.49	to	10.34	30,031	0.83	0.45	to	1.65	2.49	to	1.27
12/31/2013(1)	598	10.23	to	10.21	6,116	—	0.45	to	1.65	—	to	—
TA PIMCO Tactical—Balanced Service Class
12/31/2017	10,673,517	12.84	to	1.12	37,398,555	0.30	0.20	to	2.50	11.54	to	9.31
12/31/2016	11,684,566	11.48	to	10.85	37,518,764	0.29	0.45	to	2.00	4.91	to	3.30
12/31/2015	11,441,634	10.95	to	10.50	32,381,298	—	0.45	to	2.00	(2.98)	to	(4.48)
12/31/2014	11,037,640	11.28	to	11.00	30,107,695	1.04	0.45	to	2.00	7.35	to	5.70
12/31/2013	9,401,250	1.10	to	0.99	16,381,046	0.59	0.45	to	1.95	11.35	to	9.71
TA PIMCO Tactical—Conservative Service Class
12/31/2017	6,197,607	12.44	to	1.12	24,740,125	1.28	0.20	to	2.50	9.90	to	7.71
12/31/2016	7,056,786	11.29	to	10.67	24,094,824	0.44	0.45	to	2.00	4.51	to	2.90
12/31/2015	6,127,329	10.80	to	10.36	16,490,590	0.31	0.45	to	2.00	(2.52)	to	(4.02)
12/31/2014	5,302,381	11.08	to	10.80	10,002,783	1.31	0.45	to	2.00	8.24	to	6.57
12/31/2013	3,388,194	1.07	to	0.94	4,859,792	0.67	0.45	to	1.95	7.67	to	6.09
TA PIMCO Tactical—Growth Service Class
12/31/2017	7,566,104	13.24	to	1.24	37,085,031	0.41	0.20	to	2.50	14.31	to	12.03
12/31/2016	7,608,963	11.55	to	10.91	30,537,277	—	0.45	to	2.00	4.40	to	2.80
12/31/2015	7,697,689	11.07	to	10.62	28,486,728	—	0.45	to	2.00	(3.89)	to	(5.37)
12/31/2014	6,170,132	11.51	to	11.22	15,981,612	1.80	0.45	to	2.00	5.92	to	4.29
12/31/2013	5,087,552	1.14	to	0.98	8,054,694	0.75	0.45	to	1.95	16.28	to	14.57
TA PIMCO Total Return Initial Class
12/31/2017	209,554	1.70	to	1.39	348,545	—	1.25	to	2.50	3.59	to	2.33
12/31/2016	173,971	1.64	to	1.39	279,735	3.25	1.25	to	1.90	1.45	to	0.80
12/31/2015	184,212	1.62	to	1.38	292,408	2.68	1.25	to	1.90	(0.55)	to	(1.19)
12/31/2014	244,451	1.63	to	1.40	390,765	1.82	1.25	to	1.90	3.38	to	2.72
12/31/2013	271,387	1.58	to	1.36	420,257	1.95	1.25	to	1.90	(3.75)	to	(4.36)

59

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2017

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA PIMCO Total Return Service Class
12/31/2017	30,035,880	$10.58	to	$10.22	$76,692,551	—%	0.20%	to	2.50%	4.18%	to	2.10%
12/31/2016	33,634,576	10.14	to	9.58	76,869,825	2.22	0.45	to	2.00	2.02	to	0.45
12/31/2015	35,901,430	9.94	to	9.53	71,428,468	2.62	0.45	to	2.00	0.07	to	(1.47)
12/31/2014	38,303,298	9.93	to	9.68	68,015,822	1.68	0.45	to	2.00	3.87	to	2.27
12/31/2013	45,280,868	1.02	to	1.33	65,446,075	2.05	0.45	to	1.95	(3.20)	to	(4.62)
TA PineBridge Inflation Opportunities Service Class
12/31/2017	8,592,127	9.48	to	10.14	15,394,034	0.22	0.20	to	2.50	2.67	to	0.62
12/31/2016	9,361,263	9.21	to	8.70	14,601,121	0.59	0.45	to	2.00	3.34	to	1.75
12/31/2015	10,242,463	8.91	to	8.55	14,060,193	1.26	0.45	to	2.00	(3.30)	to	(4.79)
12/31/2014	11,260,430	9.22	to	8.98	14,671,181	0.31	0.45	to	2.00	2.91	to	1.33
12/31/2013	13,261,771	0.94	to	0.98	14,478,869	0.34	0.45	to	1.95	(9.95)	to	(11.28)
TA ProFunds UltraBear Service Class (OAM)
12/31/2017	11,919,880	0.04	to	6.80	479,737	—	1.00	to	2.50	(33.00)	to	(34.00)
12/31/2016	18,800,019	0.06	to	0.06	1,139,167	—	1.00	to	1.95	(24.36)	to	(25.04)
12/31/2015	13,939,989	0.08	to	0.08	1,122,262	—	1.00	to	1.95	(8.20)	to	(9.05)
12/31/2014	4,425,558	0.09	to	0.09	390,086	—	1.00	to	1.95	(26.32)	to	(27.01)
12/31/2013	3,540,863	0.12	to	0.12	425,843	—	1.00	to	1.95	(45.65)	to	(46.16)
TA QS Investors Active Asset Allocation—Moderate Service Class
12/31/2017	25,368,039	12.09	to	1.18	93,891,791	1.53	0.20	to	2.50	14.93	to	12.64
12/31/2016	28,275,068	10.50	to	9.92	89,329,578	1.21	0.45	to	2.00	1.73	to	0.17
12/31/2015	32,742,037	10.32	to	9.90	95,406,942	0.98	0.45	to	2.00	(4.71)	to	(6.17)
12/31/2014	33,943,565	10.83	to	10.55	95,420,430	0.66	0.45	to	2.00	3.15	to	1.56
12/31/2013	31,068,876	1.16	to	1.11	56,227,242	0.55	0.45	to	1.95	10.62	to	8.99
TA QS Investors Active Asset Allocation—Conservative Service Class
12/31/2017	8,365,097	11.70	to	1.09	26,090,564	1.73	0.20	to	2.50	11.20	to	8.98
12/31/2016	9,783,495	10.50	to	9.92	25,125,769	1.26	0.45	to	2.00	2.19	to	0.62
12/31/2015	11,470,352	10.27	to	9.85	26,610,104	1.00	0.45	to	2.00	(2.80)	to	(4.29)
12/31/2014	12,551,291	10.57	to	10.30	24,423,931	1.05	0.45	to	2.00	3.14	to	1.55
12/31/2013	12,761,034	1.11	to	1.08	17,995,165	1.13	0.45	to	1.95	6.59	to	5.02
TA QS Investors Active Asset Allocation—Moderate Growth Service Class
12/31/2017	14,109,933	12.63	to	1.18	57,992,860	1.27	0.20	to	2.50	19.77	to	17.38
12/31/2016	15,556,628	10.52	to	9.94	53,011,793	1.06	0.45	to	2.00	1.51	to	(0.05)
12/31/2015	18,408,252	10.37	to	9.95	58,624,473	1.03	0.45	to	2.00	(6.95)	to	(8.39)
12/31/2014	19,144,493	11.14	to	10.86	55,073,814	0.82	0.45	to	2.00	2.76	to	1.18
12/31/2013	16,804,541	1.23	to	1.14	30,703,256	0.85	0.45	to	1.95	15.98	to	14.28
TA Small/Mid Cap Value Initial Class
12/31/2017	295,652	17.28	to	13.54	3,307,890	1.11	0.45	to	1.55	15.04	to	13.79
12/31/2016	320,871	15.02	to	11.90	3,209,500	0.76	0.45	to	1.55	20.58	to	19.28
12/31/2015	358,219	12.46	to	9.98	3,066,345	1.02	0.45	to	1.55	(2.95)	to	(4.00)
12/31/2014	378,313	12.83	to	10.39	3,330,797	0.79	0.45	to	1.55	4.75	to	3.62
12/31/2013	418,523	1.45	to	10.03	3,611,831	0.42	0.45	to	1.55	35.71	to	34.24
TA Small/Mid Cap Value Service Class
12/31/2017	3,407,142	16.83	to	11.07	12,762,113	0.98	0.20	to	2.50	14.23	to	12.46
12/31/2016	3,406,282	14.63	to	14.06	10,341,703	0.55	0.90	to	2.00	19.73	to	18.42
12/31/2015	3,497,356	12.22	to	11.87	8,150,627	0.82	0.90	to	2.00	(3.60)	to	(4.66)
12/31/2014	3,341,690	12.68	to	12.45	7,605,510	0.64	0.90	to	2.00	3.99	to	2.86
12/31/2013	2,199,252	1.79	to	1.70	4,056,739	0.29	1.15	to	1.95	34.49	to	33.44
TA T. Rowe Price Small Cap Initial Class
12/31/2017	75,660	18.92	to	3.21	369,816	—	0.45	to	2.50	21.84	to	19.41
12/31/2016	65,922	15.53	to	2.59	265,399	—	0.45	to	1.90	10.72	to	9.15
12/31/2015	78,635	14.03	to	2.38	261,501	—	0.45	to	1.90	1.97	to	0.52
12/31/2014	153,368	13.75	to	2.36	295,834	—	0.45	to	1.90	6.07	to	4.56
12/31/2013	180,817	1.51	to	2.26	331,926	0.07	0.45	to	1.90	43.42	to	41.39

60

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2017

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA T. Rowe Price Small Cap Service Class
12/31/2017	5,550,914	$18.43	to	$11.75	$37,625,384	—%	0.20%	to	2.50%	20.93%	to	19.05%
12/31/2016	5,742,239	15.14	to	14.55	29,755,780	—	0.90	to	2.00	10.01	to	8.81
12/31/2015	5,862,406	13.76	to	13.37	24,844,869	—	0.90	to	2.00	1.24	to	0.13
12/31/2014	5,746,945	13.60	to	13.35	22,421,531	—	0.90	to	2.00	5.29	to	4.14
12/31/2013	4,912,670	2.18	to	2.28	14,082,513	—	1.15	to	1.95	42.07	to	40.95
TA Torray Concentrated Growth Initial Class
12/31/2017	225,789	17.01	to	2.29	1,603,700	0.38	0.45	to	2.50	24.16	to	21.69
12/31/2016	240,921	13.70	to	2.05	1,386,531	0.46	0.45	to	1.90	6.26	to	4.75
12/31/2015	300,767	12.90	to	1.95	1,647,122	0.54	0.45	to	1.90	(2.01)	to	(3.41)
12/31/2014	312,882	13.16	to	2.02	1,765,697	0.86	0.45	to	1.90	9.50	to	7.94
12/31/2013	340,616	1.44	to	1.87	1,772,939	0.99	0.45	to	1.90	32.50	to	30.62
TA Torray Concentrated Growth Service Class
12/31/2017	762,171	16.57	to	11.94	3,107,074	0.15	0.20	to	2.50	23.30	to	21.39
12/31/2016	854,672	13.35	to	12.83	2,608,184	0.14	0.90	to	2.00	5.52	to	4.37
12/31/2015	938,864	12.65	to	12.29	2,541,038	0.35	0.90	to	2.00	(2.72)	to	(3.78)
12/31/2014	3,902,173	13.00	to	12.77	9,918,986	0.70	0.90	to	2.00	8.76	to	7.57
12/31/2013	3,636,014	1.69	to	1.90	7,755,616	0.78	1.15	to	1.95	31.30	to	30.27
TA TS&W International Equity Initial Class
12/31/2017	296,543	13.29	to	1.81	765,459	2.19	0.45	to	2.50	22.36	to	19.92
12/31/2016	316,110	10.86	to	1.49	672,352	2.65	0.45	to	1.90	0.63	to	(0.80)
12/31/2015	374,274	10.80	to	1.50	777,937	2.98	0.45	to	1.90	0.86	to	(0.57)
12/31/2014	425,897	10.70	to	1.51	886,720	2.39	0.45	to	1.90	(5.61)	to	(6.95)
12/31/2013	486,627	1.35	to	1.62	1,084,356	2.29	0.45	to	1.90	23.79	to	22.03
TA TS&W International Equity Service Class
12/31/2017	763,813	12.94	to	11.98	3,615,192	2.00	0.20	to	2.50	21.56	to	19.68
12/31/2016	695,271	10.58	to	10.16	2,505,044	2.57	0.90	to	2.00	(0.13)	to	(1.22)
12/31/2015	659,509	10.59	to	10.29	2,459,651	3.18	0.90	to	2.00	0.13	to	(0.96)
12/31/2014	597,875	10.58	to	10.39	1,710,204	2.32	0.90	to	2.00	(6.23)	to	(7.25)
12/31/2013	559,458	1.21	to	1.73	1,151,493	2.21	1.15	to	1.95	22.66	to	21.70
TA U.S. Equity Index Service Class
12/31/2017(1)	81,862	11.29	to	11.12	918,226	—	0.35	to	2.65	—	to	—
TA WMC US Growth Initial Class
12/31/2017	1,688,314	18.68	to	2.35	3,010,710	0.41	0.45	to	2.50	28.62	to	26.06
12/31/2016	1,806,388	14.52	to	1.89	2,506,822	0.40	0.45	to	1.90	2.35	to	0.90
12/31/2015	2,057,869	14.19	to	1.87	2,814,938	0.71	0.45	to	1.90	6.37	to	4.86
12/31/2014	2,344,356	13.34	to	1.78	3,041,752	0.87	0.45	to	1.90	10.61	to	9.03
12/31/2013	2,741,240	1.36	to	1.64	3,277,307	1.03	0.45	to	1.90	31.87	to	30.00
TA WMC US Growth Service Class
12/31/2017	4,828,655	18.19	to	12.36	22,079,032	0.21	0.20	to	2.50	27.71	to	25.73
12/31/2016	4,989,273	14.15	to	13.60	16,149,242	0.17	0.90	to	2.00	1.62	to	0.52
12/31/2015	5,171,418	13.92	to	13.53	14,352,790	0.42	0.90	to	2.00	5.66	to	4.50
12/31/2014	1,038,319	13.18	to	12.94	2,909,622	0.69	0.90	to	2.00	9.84	to	8.64
12/31/2013	975,383	1.36	to	1.69	1,861,412	0.81	1.15	to	1.95	30.63	to	29.61
Vanguard® Equity Index
12/31/2017	54,305	17.96	to	17.77	968,675	1.78	0.65	to	1.20	20.87	to	20.45
12/31/2016	54,305	14.86	to	14.67	802,610	2.21	0.65	to	1.00	11.09	to	10.70
12/31/2015	54,305	13.38	to	13.25	723,578	1.78	0.65	to	1.00	0.61	to	0.26
12/31/2014	—	13.30	to	13.22	—	—	0.65	to	1.00	12.77	to	12.38
12/31/2013(1)	—	11.79	to	11.76	—	—	0.45	to	0.80	—	to	—

61

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2017

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Vanguard® International
12/31/2017	42,242	$15.41	to	$15.24	$646,515	1.06%	0.65%	to	1.20%	41.75%	to	41.26%
12/31/2016	42,274	10.87	to	10.73	457,069	1.41	0.65	to	1.00	1.22	to	0.87
12/31/2015	40,206	10.74	to	10.64	430,009	2.00	0.65	to	1.00	(1.41)	to	(1.76)
12/31/2014	—	10.89	to	10.83	—	—	0.65	to	1.00	(6.66)	to	(6.99)
12/31/2013(1)	—	11.67	to	11.64	—	—	0.45	to	0.80	—	to	—
Vanguard® Mid-Cap Index
12/31/2017	—	17.09	to	16.90	—	—	0.65	to	1.20	18.31	to	17.90
12/31/2016	—	14.44	to	14.26	—	—	0.65	to	1.00	10.40	to	10.01
12/31/2015	—	13.08	to	12.96	—	—	0.65	to	1.00	(2.07)	to	(2.42)
12/31/2014	—	13.36	to	13.28	—	—	0.65	to	1.00	12.86	to	12.46
12/31/2013(1)	—	11.84	to	11.81	—	—	0.45	to	0.80	—	to	—
Vanguard® REIT Index
12/31/2017	—	13.10	to	12.96	—	—	0.65	to	1.20	4.10	to	3.74
12/31/2016	—	12.59	to	12.43	—	—	0.65	to	1.00	7.66	to	7.28
12/31/2015	—	11.69	to	11.58	—	—	0.65	to	1.00	1.56	to	1.21
12/31/2014	—	11.51	to	11.45	—	—	0.65	to	1.00	29.27	to	28.82
12/31/2013(1)	—	8.91	to	8.89	—	—	0.45	to	0.80	—	to	—
Vanguard® Short-Term Investment Grade
12/31/2017	—	10.49	to	10.38	—	—	0.65	to	1.20	1.43	to	1.08
12/31/2016	—	10.34	to	10.21	—	—	0.65	to	1.00	2.05	to	1.70
12/31/2015	—	10.13	to	10.04	—	—	0.65	to	1.00	0.47	to	0.12
12/31/2014	—	10.08	to	10.03	—	—	0.65	to	1.00	1.10	to	0.74
12/31/2013(1)	—	9.98	to	9.95	—	—	0.45	to	0.80	—	to	—
Vanguard® Total Bond Market Index
12/31/2017	34,255	10.57	to	10.46	359,524	2.36	0.65	to	1.20	2.81	to	2.45
12/31/2016	34,255	10.28	to	10.15	350,212	2.27	0.65	to	1.00	1.81	to	1.45
12/31/2015	34,255	10.10	to	10.00	344,505	2.44	0.65	to	1.00	(0.32)	to	(0.66)
12/31/2014	—	10.13	to	10.07	—	—	0.65	to	1.00	5.21	to	4.84
12/31/2013(1)	—	9.63	to	9.61	—	—	0.45	to	0.80	—	to	—
Voya Global Perspectives Class S Shares
12/31/2017	—	10.96	to	10.72	—	—	1.29	to	2.14	13.25	to	12.29
12/31/2016	—	9.68	to	9.54	—	—	1.29	to	2.14	5.19	to	4.30
12/31/2015(1)	—	9.20	to	9.15	—	—	1.29	to	2.14	—	to	—
Voya Large Cap Value Class S Shares
12/31/2017	—	11.63	to	11.37	—	—	1.29	to	2.14	11.78	to	10.84
12/31/2016	—	10.40	to	10.26	—	—	1.29	to	2.14	12.13	to	11.18
12/31/2015(1)	—	9.28	to	9.23	—	—	1.29	to	2.14	—	to	—
Voya Strategic Allocation Conservative Class S Shares
12/31/2017	—	10.88	to	10.64	—	—	1.29	to	2.14	8.77	to	7.86
12/31/2016	—	10.00	to	9.86	—	—	1.29	to	2.14	4.12	to	3.25
12/31/2015(1)	—	9.61	to	9.55	—	—	1.29	to	2.14	—	to	—
Voya Strategic Allocation Moderate Class S Shares
12/31/2017	—	11.26	to	11.01	—	—	1.29	to	2.14	12.83	to	11.88
12/31/2016	—	9.98	to	9.84	—	—	1.29	to	2.14	4.96	to	4.07
12/31/2015(1)	—	9.51	to	9.45	—	—	1.29	to	2.14	—	to	—
Wanger International
12/31/2017	—	13.62	to	13.49	—	—	0.45	to	0.90	32.32	to	31.86
12/31/2016	—	10.30	to	10.16	—	—	0.45	to	0.80	(1.85)	to	(2.19)
12/31/2015	—	10.49	to	10.39	—	—	0.45	to	0.80	(0.35)	to	(0.70)
12/31/2014	—	10.53	to	10.47	—	—	0.45	to	0.80	(4.83)	to	(5.17)
12/31/2013(1)	—	11.06	to	11.04	—	—	0.45	to	0.80	—	to	—

62

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2017

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Wanger USA
12/31/2017	—	$17.08	to	$16.91	$—	—%	0.45%	to	0.90%	19.05%	to	18.63%
12/31/2016	—	14.35	to	14.17	—	—	0.45	to	0.80	13.18	to	12.78
12/31/2015	—	12.68	to	12.56	—	—	0.45	to	0.80	(1.06)	to	(1.40)
12/31/2014	—	12.81	to	12.74	—	—	0.45	to	0.80	4.31	to	3.95
12/31/2013(1)	—	12.28	to	12.25	—	—	0.45	to	0.80	—	to	—

(1)	See footnote 1

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.
**	These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.
***	These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

63

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2017

6. Administrative and Mortality and Expense Risk Charges

TFLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TFLIC also deducts an annual charge during the accumulation phase, not to exceed $35, proportionately from the subaccounts’ unit values. An annual charge ranging from 0.05% to 2.65% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TFLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees that is based on their actual policy:

Subaccount	Facilitation Fee Assessed
AB Balanced Wealth Strategy Class B Shares	0.20%
AB Growth and Income Class B Shares	0.20%
American Funds - Asset Allocation Class 2 Shares	0.30% - 0.40%
American Funds - Bond Class 2 Shares	0.30% - 0.40%
American Funds - Growth Class 2 Shares	0.30% - 0.40%
American Funds - Growth-Income Class 2 Shares	0.30% - 0.40%
American Funds - International Class 2 Shares	0.30% - 0.40%
Fidelity® VIP Balanced Service Class 2	0.20%
Fidelity® VIP Contrafund® Initial Class	0.20%
Fidelity® VIP Contrafund® Service Class 2	0.20%
Fidelity® VIP Mid Cap Initial Class	0.20%
Fidelity® VIP Mid Cap Service Class 2	0.20%
Fidelity® VIP Value Strategies Initial Class	0.20%
Fidelity® VIP Value Strategies Service Class 2	0.20%
Franklin Founding Funds Allocation Class 4 Shares	0.15%
State Street Total Return V.I.S. Class 3 Shares	0.20%
TA International Equity Index Service Class	0.15%
TA U.S. Equity Index Service Class	0.15%
Vanguard® Equity Index	0.20% - 0.60%
Vanguard® International	0.20% - 0.60%
Vanguard® Mid-Cap Index	0.20% - 0.60%
Vanguard® REIT Index	0.20% - 0.60%
Vanguard® Short-Term Investment Grade	0.20% - 0.60%
Vanguard® Total Bond Market Index	0.20% - 0.60%
Voya Global Perspectives Class S Shares	0.14%
Voya Large Cap Value Class S Shares	0.14%
Voya Strategic Allocation Conservative Class S Shares	0.14%
Voya Strategic Allocation Moderate Class S Shares	0.14%
Wanger International	0.30%
Wanger USA	0.30%

7. Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

64

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2017

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition or disclosure in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (“TCI”), a wholesaling broker-dealer, is an affiliated entity of TFLIC and an indrect wholly owned subsidiary of AEGON N.V.. TCI distributes TFLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (“TAM”). Transamerica Fund Services, Inc. (“TFS”) serves as a transfer agent to TAM, and AEGON USA Asset Management Holding, LLC (“AAM”) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TFLIC and indirect wholly owned subsidiaries of AEGON N.V.. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

65

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)	Exhibits:

	(1)	(a	)	Resolution of the Board of Directors of AUSA Life Insurance Company, Inc. authorizing establishment of the Separate Account. Note 2.

	(2)			Not Applicable.

	(3)	(a	)	Principal Underwriting Agreement by and between AUSA Life Insurance Company, Inc. on its own behalf and on the behalf of the Separate Account, and AEGON USA Securities, Inc. Note 1.

	(3)	(a	) (1)	Principal Underwriting Agreement by and between AUSA Life Insurance Company, Inc. on its own behalf and on the behalf of the Separate Account, and AFSG Securities Corporation. Note 7.

		(a	) (2)	Form of Amendment to Principal Underwriting Agreement by and between AFSG Securities Corporation and AUSA Life Insurance Company, Inc. Note 14.

		(a	) (3)	Form of Amendment No. 2 and Novation to the Amended and Restated Principal Underwriting Agreement. Note 29.

		(a	) (4)	Amended and Restated Principal Underwriting Agreement. Note 39.

		(a	) (5)	Amendment No. 2 and Novation to the Amended and Restated Principal Underwriting Agreement. Note 29.

		(a	) (6)	Amended and Restated Principal Underwriting Agreement Transamerica Financial Life Insurance Company and Transamerica Capital, Inc. Note 54.

		(b	)	Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 7.

	(3)	(b	)(1)	Form of Life Insurance Company Product Sales Agreement. Note 53.

	(4)	(a	)	Form of Policy for the Endeavor Variable Annuity. Note 2.

		(b	)	Form of Policy Endorsement. (Dollar Cost Averaging) Note 4.

		(c	)	Form of Policy Endorsement. (Annuity Commencement Date, Service Charge) Note 4.

		(d	)	Form of Policy for the Endeavor Variable Annuity. Note 5.

		(e	)	Form of Policy for Separate Account VA BNY, Note 15.

		(f	)	Form of Rider (Premium Enhancement). Note 16

		(g	)	Form of Rider (Liquidity). Note 20.

		(h	)	Form of Rider (Living Benefit). Note 66.

		(i	)	Form of Rider (5 for Life). Note 66.

		(j	)	Form of Rider (5 for Life-Growth-without Death Benefit) Note 25.

		(k	)	Form of Rider (5 for Life-Growth-with Death Benefit) Note 25.

		(l	)	Form of Rider (Income Select for Life). Note 66.

		(m	)	Form of Rider - Retirement Income Choice (Income/Death-Single). Note 66.

		(n	)	Form of Rider - Retirement Income Choice (Income - Single). Note 66.

		(o	)	Form of Rider - (Retirement Income Choice with Double Initial Withdrawal Base Benefit) Note 66.

		(p	)	Form of Policy Endorsement (Fund Facilitation Fee) Note 35.

		(q	)	Form of Policy Rider (Retirement Income Choice 1.2). Note 66.

		(r	)	Form of Policy Rider (Retirement Income Choice 1.4). Note 66.

		(s	)	Form of Policy Rider (Income Link). Note 66.

		(t	)	Form of Policy Rider (Retirement Income Max). Note 66.

		(u	)	Form of Policy Rider (Retirement Income Choice 1.6). Note 54.

	(5)	(a	)	Form of Application for the Endeavor Variable Annuity. Note 2.

		(b	)	Form of Application for the Endeavor Variable Annuity. Note 4.

		(c	)	Form of Application for the Endeavor Variable Annuity. Note 5.

	(5)	(d	)	Form of Application for the Separate Account VA BNY, Note 13.

	(5)	(e	)	Form of Application for the Separate Account VA BNY. Note 15.

		(f	)	Form of Application for the Separate Account VA BNY, Note 16.

		(g	)	Form of application for the Separate Account VA BNY Note 18.

		(h	)	Form of Application for the Separate Account VA BNY Note 37.

	(6)	(a	)	Articles of Incorporation of AUSA Life Insurance Company, Inc. Note 1.

		(a	) (1)	Articles of Incorporation of Transamerica Financial Life Insurance Company. Note 48.

		(a	) (2)	Articles of Incorporation of Transamerica Financial Life Insurance Company. Note 49.

	(b	)	ByLaws of AUSA Life Insurance Company, Inc. Note 1.

	(b	) (1)	ByLaws of Transamerica Financial Life Insurance Company. Note 48.

	(b	) (2)	ByLaws of Transamerica Financial Life Insurance Company. Note 49.

(7)			Reinsurance Agreement (SWISS Re). Note 36.

(8)	(a	)	Participation Agreement by and between AUSA Life Insurance Company, Inc. and Endeavor Series Trust and Addendum thereto Note 2.

	(b	)	Participation Agreement with WRL Series Fund, Inc. and Addendum thereto. Note 2.

(1) Amendment No. 12 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 11.

(8)	(b	) (2)	Amendment No. 15 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 12

(8)	(b	) (3)	Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Compapny. Note 13.

	(b	) (4)	Amendment No. 20 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 19.

	(b	) (5)	Amendment No. 31 to Participation Agreement (AEGON/Transamerica). Note 22.

	(b	) (6)	Amendment No. 32 to Participation Agreement (AEGON/Transamerica). Note 24.

(8)	(b	)(7)	Amendment No. 36 to Participation Agreement (TST). Note 33.

(8)	(b	) (8)	Amendment No. 38 to Participation Agreement (TST). Note 35

(8)	(b	) (9)	Amendment No. 40 to Participation Agreement (TST). Note 36.

(8)	(b	) (10)	Amendment No. 41 to Participation Agreement (TST). Note 38.

(8)	(b	) (11)	Amendment No. 42 to Participation Agreement (TST). Note 40.

(8)	(b	) (12)	Amendment No. 43 to Participation Agreement (TST). Note 42.

	(b	) (13)	Amendment No. 44 to Participation Agreement (TST). Note 44.

	(b	) (14)	Amendment No. 45 to Participation Agreement (TST). Note 45.

	(b	) (15)	Amendment No. 47 to Participation Agreement (TST). Note 51.

	(b	) (16)	Amendment No. 48 to Participation Agreement (TST). Note 52.

	(c	)	Amendment to Participation Agreement by and between AUSA Life Insurance Company, Inc., and Endeavor Series Trust. Note 4.

	(d	)	Amendment to Participation Agreement by and between AUSA Life Insurance Company, Inc., and Endeavor Series Trust. Note 5.

(8)	(d	) (1)	Amendment to Schedule A of the Participation Agreement by and between AUSA Life Insurance Company, Inc. and Endeavor Series Trust. Note 12

	(d	) (2)	Form of Termination of Participation Agreement among Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, on their own behalf and on behalf of their separate accounts, Endeavor Series Trust and Endeavor Management Co. Note 14.

(8)	(e	)	Form of Participation Agreement (Transamerica). Note 13

(8)	(e	) (1)	Form of Addendum to Participation Agreement (Transamerica) Note 13.

(8)	(f	)	Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.

(8)	(f	) (1)	Amendment No. 1 to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.

(8)	(f	) (2)	Amendment No. 8 to Participation Agreement (Fidelity VIP I). Note 46.

	(f	) (3)	Amendment No. 9 to Participation Agreement (Fidelity VIP I). Note 61

(8)	(g	)	Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.

(8)	(g	) (1)	Amendment No. 1 to Participation Agreement among Variable Insurance Products Fund II, Fidelity

Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.
(8)	(g) (2)	Amendment No. 9 to Participation Agreement (Fidelity VIP II). Note 46.

	(g) (3)	Amendment No. 10 to Participation Agreement (Fidelity VIP II). Note 59

(8)	(h)	Participation Agreement by and between Janus Aspen Series and AUSA Life Insurance Company, Inc. Note 12.

	(h) (2)	Amendment No. 4 to Fund Participation Agreement (Janus Aspen Series). Note 50.

	(h) (3)	Amendment No. 5 to Fund Participation Agreement (Janus Aspen Series). Note 63.

(8)	(i)	Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.

(8)	(i) (1)	Amendment No. 1 to Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.

(8)	(i) (2)	Amendment No. 7 to Participation Agreement (Fidelity VIP III). Note 46.

	(i) (3)	Amendment No. 8 to Participation Agreement (Fidelity VIP III). Note 59

(8)	(j)	Form of Participation Agreement by and among AUSA Life Insurance Company, Inc., AFSG Securities Corporation, Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. Note 13.

(8)	(j) (1)	Amendment to Participation Agreement (Alliance Bernstein). Note 35

	(j) (2)	Amendment to Participation Agreement (Alliance Bernstein). Note 46.

	(j) (3)	Amended Schedule A to Participation Agreement dated May 1, 2015 (AllianceBernstein). Note 66

	(j) (4)	Amended Schedule A to Participation Agreement dated May 1, 2017 (AllianceBernstein). Note 70

(8)	(k)	Form of Participation Agreement by and among AIM Variable Insurance Funds, Inc., AUSA Life Insurance Company, Inc. on behalf of itself and its separate accounts, and AFSG Securities Corporation Note 14.

	(k) (1)	Amendment to Participation Agreement among AIM Variable Insurance Funds, Inc., Transamerica Financial Life Insurance Company, and AFSG Securities Corporation. Note 29.

8	(k) (2)	Amendment to Participation Agreement (AIM/INVESCO). Note 41.

	(k) (3)	Amendment No. 7 to Participation Agreement (AIM/INVESCO). Note 47.

	(k) (4)	Participation Agreement (AIM/INVESCO). Note 55.

	(k) (5)	Amendment No. 1 to Participation Agreement (AIM/INVESCO). Note 56.

	(k) (6)	Amendment No. 8 to Participation Agreement (AIM/INVESCO). Note 61

(8)	(l)	Form of Participation Agreement among MFS Variable Insurance Trust, AUSA Life Insurance Company, Inc. and Massachusetts Financial Services Company. Note 14.

8	(l) (1)	Participation Agreement among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III, Transamerica Financial Life Insurance Company and MFS Fund Distributors, Inc. (MFS). Note 68

(8)	(m)	Fund Participation Agreement (JP Morgan). Note 24.

(8)	(m) (1)	Amendment to Fund Participation Agreement. Note 33.

(8)	(m) (2)	Amendment to Supplemental Payment Agreement (JP Morgan). Note 36.

(8)	(m) (3)	Amendment No. 7 to Participation Agreement (JP Morgan). Note 47.

	(m) (4)	Amendment No. 8 to Participation Agreement (JP Morgan). Note 61

(8)	(n)	Fund Participation Agreement (MTB). Note 24.

(8)	(n) (1)	Amendment No. 1 to Participation Agreement (MTB). Note 24.

	(n) (2)	Amendment to Participation Agreement (MTB). Note 52.

(8)	(o)	Participation Agreement among Franklin/Templeton Distributors, Inc. and Transamerica Financial Life Insurance Company. Note 28.

	(o) (1)	Form of Notice to Participation Agreement (Franklin). Note 35

	(o) (2)	Amendment No. 1 to Participation Agreement (Franklin-Templeton). Note 40.

	(o) (3)	Amendment No. 2 to Participation Agreement (Franklin-Templeton). Note 40.

	(o) (4)	Amendment No. 3 to Participation Agreement (Franklin-Templeton). Note 40.

	(o) (5)	Amendment No. 7 to Participation Agreement (Franklin-Templeton) Note 43.

	(o) (6)	Amendment No. 8 to Participation Agreement (Franklin-Templeton). Note 50.

	(o) (7)	Amendment No. 9 to Participation Agreement (Franklin-Templeton). Note 50.

	(o) (8)	Amendment No. 5 to Participation Agreement (Franklin). Note 55.

	(o) (9)	Amendment to Participation Agreement (Franklin). Note 56.

	(o) (10)	Amendment to Participation Agreement (Franklin). Note 56.

	(o) (11)	Amendment to Participation Agreement January 15, 2013 (Franklin). Note 56.

	(o) (12)	Amendment No. 12 to Participation Agreement (Franklin). Note 61

	(o) (13)	Amendment No. 13 to Participation Agreement (Franklin). Note 63

	(o) (14)	Amendment No. 14 to Participation Agreement (Franklin). Note 66

	(o) (15)	Amendment No. 15 to Participation Agreement (Franklin). Note 66

(8)	(p)	Participation Agreement among Transamerica Financial Life Insurance Company; American Funds Insurance Series, and Capital Research and Management Company (“CRMC”). Note 38.

	(p) (1)	Amendment No. 1 to Participation Agreement (American Funds). Note 38.

	(p) (2)	Amendment No. 4 to Participation Agreement (American Funds). Note 62.

	(p) (3)	Amendment No. 5 to Participation Agreement (American Funds). Note 65

	(p) (4)	Amendment No. 7 to Participation Agreement (American Funds). Note 70

(8)	(q)	Participation Agreement By and Among Transamerica Financial Life Insurance Company and GE Investments Funds, Inc. and GE Investment Distributors, Inc. and GE Asset Management Incorporated. Note 38.

	(q) (1)	Amendment No. 1 to Participation Agreement (GE). Note 46.

	(q) (2)	Amendment No. 2 to Participation Agreement (GE). Note 59

	(q) (3)	Amendment No. 3 to Participation Agreement (GE/SSGA). Note 72

(8)	(r)	Amended and Restated Participation Agreement (TST). Note 54

	(r) (1)	Amendment No. 1 to Participation Agreement (TST). Note 58

	(r) (2)	Amended Schedule A to Participation Agreement dated September 18, 2013 (TST). Note 60

	(r) (3)	Amended Schedule A to Participation Agreement dated May 1, 2014 (TST). Note 63

	(r) (4)	Amendment No. 2 to Participation Agreement (TST). Note 64

	(r) (5)	Amended Schedule A to Participation Agreement dated May 1, 2015 (TST). Note 66

	(r) (6)	Amended Schedule A to Participation Agreement dated July 1, 2015 (TST). Note 67

	(r) (7)	Amended Schedule A to Participation Agreement dated December 18, 2015 (TST). Note 68

	(r) (8)	Amended Schedule A to Participation Agreement dated March 21, 2016 (TST). Note 68

	(r) (9)	Amended Schedule A to Participation Agreement dated May 1, 2016 (TST). Note 68

	(r) (10)	Amended Schedule A to Participation Agreement dated December 16, 2016 (TST). Note 69

	(r) (11)	Amended Schedule A to Participation Agreement dated May 1, 2017 (TST). Note 70

	(r) (12)	Amended Schedule A to Participation Agreement dated September 29, 2017 (TST). Note 72

(8)	(s)	Amended and Restated Participation Agreement (Fidelity). Note 63

	(s) (1)	Amended Schedule A to Participation Agreement dated May 1, 2017 (Fidelity). Note 70

(9)		Opinion and Consent of Counsel. Note 73.

(10)	(a	)	Consent of Independent Registered Public Accounting Firm. Note 73.

	(b	)	Opinion and Consent of Actuary Note 26.

(11)			Not Applicable.

(12)			Not applicable.

(13)			Performance Data Calculations. Note 26.

(14)			Powers of Attorney Blake S. Bostwick, Eric J. Martin, Mark W. Mullin, Jay Orlandi, David Schulz, C. Michiel van Katwijk, Wendy E. Cooper, Anne C. Kronenberg, June Yuson. Note 73

Note 1.	Incorporated herein by reference to the initial filing of this Form N-4 Registration Statement (File No. 33-83560) filed on September 1, 1994.
Note 2.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-83560) filed on December 21, 1994.
Note 3.	Incorporated herein by reference to Post-Effective Amendment No.3 to Form N-4 Registration Statement (File No. 33-83560) filed on April 24, 1996.
Note 4.	Incorporated herein by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 33-83560) filed on April 30, 1997.
Note 5.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 33-83560) filed on September 26, 1997.
Note 6.	Incorporated herein by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 33-83560) filed on November 24, 1997.
Note 7.	Incorporated herein by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 33-83560) filed on April 29, 1998.
Note 8.	Incorporated herein by reference to Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 33-83560) filed on April 29, 1999.
Note 9.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) filed on December 6, 1996.
Note 10.	Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) filed on April 29, 1997.
Note 11.	Incorporated herein by reference to Post-Effective Amendment No.10 to this Form N-4 Registration Statement (File No. 33-83560) filed on April 28, 2000.
Note 12.	Incorporated herein by reference to Post-Effective Amendment No. 11 to this Form N-4 Registration Statement (File No. 33-83560) filed on October 3, 2000.
Note 13.	Incorporated herein by reference to Post Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 33-83560) filed on April 27, 2001.
Note 14.	Incorporated herein by reference to Post Effective Amendment No. 13 to Form N-4

Registration Statement (File No. 33-83560) filed on April 30, 2002.
Note 15.	Incorporated herein by reference to Post-Effective Amendment No. 14 to Form N-4 Registration Statement (File No. 33-83560) filed on October 15, 2002.
Note 16.	Incorporated herein by reference to Post-Effective Amendment No. 16 to Form N-4 Registration Statement (File No. 33-83560) filed on December 30, 2002.
Note 17.	Incorporated herein by reference to Initial Filing on Form N-4 Registration Statement (File No. 333-104243) filed on April 2, 2003.
Note 18.	Incorporated herein by reference to Post-Effective No. 17 to Form N-4 Registration Statement (File No. 3383560) filed on April 30, 2003.
Note 19.	Incorporated herein by reference to Post-Effective Amendment No. 18 to Form N-4 Registration Statement (File No. 3383560) filed on April 30, 2004.
Note 20.	Incorporated herein by reference to Post-Effective Amendment No. 19 to Form N-4 Registration Statement (File No. 33-83560) filed on October 28, 2004.
Note 21.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-110048) filed on October 29, 2003.
Note 22.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-109580) filed on January 7, 2005.
Note 23.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-122235) filed on January 24, 2005.
Note 24.	Incorporated herein by reference to Post-Effective Amendment No. 20 to Form N-4 Registration Statement (File No. 33-83560) filed on April 29, 2005.
Note 25.	Incorporated herein by reference to Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 33-83560) filed on December 13, 2005.
Note 26.	Incorporated herein by reference to Post-Effective Amendment No. 22 to Form N-4 Registration Statement (File No. 33-83560) filed on April 27, 2006.
Note 27.	Incorporated herein by reference to Post-Effective Amendment No. 23 to Form N-4 Registration Statement (File No. 33-83560) filed on February 1, 2007.
Note 28.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-110048) filed on April 29, 2005.
Note 29.	Incorporated herein by reference to Post-Effective Amendment No. 24 to Form N-4 Registration Statement (File No. 33-83560) filed on April 30, 2007.
Note 30.	Incorporated herein by reference to Post-Effective Amendment No. 25 to Form N-4 Registration Statement (File No. 33-83560) filed on December 21, 2007.
Note 31.	Incorporated herein by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-125817) filed on February 15, 2008.
Note 32.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-149337) filed on February 21, 2008.
Note 33.	Incorporated herein by reference to Post-Effective Amendment No. 26 to Form N-4 Registration Statement (File No. 33-83560) filed on April 30, 2008.
Note 34.	Incorporated herein by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration (File No. 333-149337) filed on August 7, 2008.
Note 35.	Incorporated herein by reference to Post-Effective Amendment No. 27 to Form N-4 Registration Statement (File No. 33-83560) filed on December 29, 2008.
Note 36.	Incorporated herein by reference to Post-Effective Amendment No. 28 to Form N-4 Registration Statement (File No. 33-83560) filed on April 30, 2009.
Note 37.	Incorporated herein by reference to Post-Effective Amendment No. 29 to Form N-4 Registration Statement (File No. 33-83560) filed on September 15, 2009
Note 38.	Incorporated herein by reference to Post-Effective Amendment No. 30 to Form N-4 Registration Statement (File No. 33-83560) filed on November 19, 2009
Note 39.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-122235) filed on July 1, 2005.
Note 40.	Incorporated herein by reference to Post-Effective Amendment No. 31 to Form N-4 Registration Statement (File No. 33-83560) filed on April 23, 2010.
Note 41.	Incorporated herein by reference to Post-Effective Amendment No. 32 to Form N-4 Registration Statement (File No. 33-83560) filed on August 6, 2010.
Note 42.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-169445) filed on September 17, 2010.
Note 43.	Incorporated herein by reference to Post-Effective Amendment No. 33 to Form N-4 Registration Statement (File No. 33-83560) filed on February 15, 2011.
Note 44.	Incorporated herein by reference to Post-Effective Amendment No. 34 to Form N-4 Registration Statement (File No. 33-83560) filed on April 25, 2011.
Note 45.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-173975) filed on July 13, 2011.
Note 46.	Incorporated herein by reference to Pre Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-172715) filed on September 19, 2011.
Note 47.	Incorporated herein by reference to Post-Effective Amendment No. 35 to Form N-4 Registration Statement (File No. 33-83560) filed on December 9, 2011.
Note 48.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-110048) filed on October 29, 2003.
Note 49.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-173975) filed on May 6, 2011.
Note 50.	Incorporated herein by reference to Post-Effective Amendment No. 36 to Form N-4 Registration Statement (File No. 33-83560) filed on April 13, 2012.
Note 51.	Incorporated herein by reference to Post-Effective Amendment No. 55 to Form N-4 Registration Statement (File No. 33-33085) filed on June 22, 2012.
Note 52.	Incorporated herein by reference to Post-Effective Amendment No. 38 to Form N-4 Registration Statement (File No. 33-83560) filed on September 10, 2012.
Note 53.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-185574) filed on December 20, 2012.
Note 54.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-185574) filed on April 10, 2013.
Note 55.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-147041) filed on May 22, 2008.
Note 56.	Incorporated herein by reference to Initial Filing of Form N-4 Registration Statement (File No. 333-187920) filed on April 15, 2013.
Note 57.	Incorporated herein by reference to Post-Effective Amendment No. 39 to Form N-4 Registration Statement (File No. 33-83560) filed on April 23, 2013.
Note 58.	Incorporated herein by reference to Post-Effective Amendment No. 59 to Form N-4 Registration Statement (File No. 33-33085) filed on August 16, 2013.
Note 59.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-189436) filed on September 11, 2013.
Note 60.	Incorporated herein by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-189436) filed on October 2, 2013.
Note 61.	Incorporated herein by reference to Post Effective Amendment No. 40 to Form N-4 Registration Statement (File No. 33-83560) filed on October 25, 2013.
Note 62.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-186035) filed on February 21, 2014.
Note 63.	Incorporated herein by reference to Post-Effective Amendment No. 41 to Form N-4 Registration Statement (File No. 33-83560) filed on April 28, 2014.
Note 64.	Incorporated herein by reference to Post-Effective Amendment No. 67 to Form N-4 Registration Statement (File No. 33-56908) filed on December 30, 2014.
Note 65.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-189436) filed on February 19, 2015.
Note 66.	Incorporated herein by reference to Post-Effective Amendment No. 42 to Form N-4 Registration Statement (File No. 33-83560) filed on April 29, 2015.
Note 67.	Incorporated herein by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-186033) filed on October 13, 2015.
Note 68.	Incorporated herein by reference to Post-Effective Amendment No. 43 to Form N-4 Registration Statement (File No. 33-83560) filed on April 28, 2016.
Note 69.	Incorporated herein by reference to the Initial Filing of Form N-4 to the Registration Statement (File No. 333-215599) filed on January 18, 2017.
Note 70.	Incorporated herein by reference to Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 333-185574) filed on April 24, 2017.
Note 71.	Incorporated herein by reference to Post-Effective Amendment No. 44 to Form N-4 Registration Statement (File No. 33-83560) filed on April 26, 2017.
Note 72.	Incorporated herein by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 333-185574) filed on April 30, 2018.
Note 73.	Filed herewith.

Item 25.     Directors and Officers of the Depositor

Name and Business Address	Principal Positions and Offices with Depositor
Blake S. Bostwick 1801 California St. Suite 5200 Denver, CO 80202	Director and President

Eric J. Martin 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499-0001	Controller, Senior Vice President and Assistant Treasurer

Mark W. Mullin 100 Light Street Baltimore, MD 21202	Director and Chairman of the Board

Jay Orlandi 100 Light Street Baltimore, MD 21202	Director, Executive Vice President, Secretary and General Counsel

David Schulz 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Chief Tax Officer, and Senior Vice President

C. Michiel van Katwijk 100 Light Street Baltimore, MD 21202	Director, Executive Vice President, Chief Financial Officer and Treasurer

Wendy E. Cooper 245 East 93rd Street New York, NY 10128	Director

Anne C. Kronenberg 187 Guard Hill Road Bedford Corner, NY 10549	Director

June Yuson 245 East 93rd Street New York, NY 10128	Director

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant.

As of December 31, 2017, the following pages shows all corporations directly or indirectly controlled or under common control, with the Depositor, showing the state or other sovereign power under the laws of which each is organized and the percentage ownership of voting securities giving rise to the control relationship.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
25 East 38th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
239 West 20th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
313 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
319 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
AEGON Affordable Housing Debt Fund I, LLC	Delaware	Members: AHDF Manager I, LLC (0.01%), Mangaging Member; Transamerica Life Insurance Company (5%); non-AEGON affiliates: Dominium Taxable Fund I, LLC (94.99%)	Affordable housing loans
Aegon Affordable Housing Debt Fund II, LLC	Delaware	Members: Manager Member - AHDF Manager II, LLC (0.01%); Transamerica Life Insurance Company (99.99%)	Affordable housing loans
AEGON AM Funds, LLC	Delaware	AEGON USA Investment Management, LLC is the Manager; equity will be owned by clients/investors of AEGON USA Investment Management, LLC	To serve as a fund for a client and offer flexilbility to accommodate other similarly situated clients.
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding, LLC	Registered investment advisor
Aegon Community Investments 50, LLC	Delaware

Members: Aegon Community Investments 50, LLC (0.10%); Transamerica Financial Life Insurance Company (25.49750%); Transamerica Premier Life Insurance Company (25.49750%); non-AEGON affiliate, Citibank, N.A. (48.9950%)

Investments
Aegon Community Investments 51, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 52, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 53, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 54, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 55, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
AEGON Direct Marketing Services, Inc.	Maryland	Transamerica Premier Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company
AEGON Direct Marketing Services International, LLC	Maryland	100% AUSA Holding, LLC	Marketing arm for sale of mass marketed insurance coverage
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing
AEGON Funding Company, LLC.	Delaware	Sole Member: Transamerica Corporation	Issue debt securities-net proceeds used to make loans to affiliates
Aegon Global Services, LLC	Iowa	Sole Member: Commonwealth General Corporation	Holding company
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies
AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance
Aegon LIHTC Fund 50, LLC	Delaware

Members: Aegon Community Investments 50, LLC (0.01%); Transamerica Financial Life Insurance Company (25.49750%); Transamerica Premier Life Insurance Company (25.49750%); non-affiliate of AEGON, Citibank, N.A. (48.9950%)

Investments
Aegon LIHTC Fund 51, LLC	Delaware	Members: Aegon Community Investments 51, LLC (.01%) as Managing Member; non-affiliate of AEGON, Citibank, N.A. (99.99%)	Investments
Aegon LIHTC Fund 52, LLC	Delaware

Members: Transamerica Financial Life Insurance Company (49.099490%); Transamerica Life Insurance Company (1%); Managing Member - Aegon Community Investments 52, LLC (0.01%); non-affiliate of AEGON, Citibank, N.A. (48.99510%)

Investments
Aegon LIHTC Fund 54, LLC	Delaware	Sole Member: Aegon Community Investments 54, LLC	Investments
Aegon LIHTC Fund 55, LLC	Delaware	Members: Investor Member - Transamerica Premier Life Insurance Company (99.99%); Managing Member - Aegon Community Investments 55, LLC.	Investments
AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (85.1798%); Transamerica Premier Life Insurance Company (14.8202%)	Investment vehicle for securities lending cash collateral
AEGON Management Company	Indiana	100% Transamerica Corporation	Holding company
Aegon Multi-Family Equity Fund, LLC	Delaware	Members: Transamerica Life Insurance Company (63%); Transamerica Financial Life Insurance Company (20%); Transamerica Premier Life Insurance Company (17%)	Investments
AEGON N.V.	Netherlands	22.446% of Vereniging AEGON Netherlands Membership Association	Holding company
AEGON USA Asset Management Holding, LLC	Iowa	Sole Member: AUSA Holding, LLC	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON USA Investment Management, LLC	Iowa	Sole Member: AEGON USA Asset Management Holding, LLC	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
AEGON USA Realty Advisors, LLC	Iowa	Sole Member: AEGON USA Asset Management Holding, LLC	Administrative and investment services
AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments
AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive
AHDF Manager I, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
AHDF Manager II, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
ALH Properties Eight LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Four LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Seventeen LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Sixteen LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Twelve LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Two LLC	Delaware	Sole Member: FGH USA LLC	Real estate
AMFETF Manager, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
AMTAX HOLDINGS 308, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 347, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 388, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 483, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 546, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 559, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 561, LLC	Ohio	TAHP Fund VII, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AMTAX HOLDINGS 567, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 588, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 613, LLC	Ohio	Garnet LIHTC Fund VII, LLC - 99% member; Cupples State LIHTC Investors, LLC - 1% member; TAH Pentagon Funds, LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 639, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 649, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 672, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 713, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
Apollo Housing Capital Arrowhead Gardens, LLC	Delaware	Sole Member: Garnet LIHTC Fund XXXV, LLC	Affordable housing
AUIM Credit Opportunities Fund, Ltd.	Delaware	100% AEGON USA Investment Management, LLC	Investment vehicle
AUSA Holding, LLC	Maryland	Sole Member: 100% Transamerica Corporation	Holding company
AUSA Properties, Inc.	Iowa	100% AEGON USA Realty Advisors, LLC	Own, operate and manage real estate
AXA Equitable AgriFinance, LLC	Delaware	Members: AEGON USA Realty Advisors, LLC (50%); AXA Equitable Life Insurance Company, a non-affiliate of AEGON (50%)	Agriculturally-based real estate advisory services
Barfield Ranch Associates, LLC	Florida	Members: Mitigation Manager, LLC (50%); non-affiliate of AEGON, OBPFL- Barfield, LLC (50%)	Investments
Bay Area Community Investments I, LP	California	Partners: 69.995% Transamerica Life Insurance Company; 29.995% Transamerica Premier Life Insurance Company; 0.01% Transamerica Affordable housing, Inc.	Investments in low income housing tax credit properties
Bay State Community Investments I, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments II, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments in low income housing tax credit properties
Carle Place Leasehold SPE, LLC	Delaware	Sole Member: Transamerica Financial Life Insurance Company	Lease holder
Cedar Funding, Ltd.	Cayman Islands	100% Transamerica Life Insurance Company	Investments
Commonwealth General Corporation	Delaware	100% Transamerica Corporation	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Creditor Resources, Inc.	Michigan	100% AUSA Holding, LLC	Credit insurance
CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance
Cupples State LIHTC Investors, LLC	Delaware	Sole Member: Garnet LIHTC Fund VIII, LLC	Investments
FD TLIC, Limited Liability Company	New York	100% Transamerica Life Insurance Company	Broadway production
FGH Realty Credit LLC	Delaware	Sole Member: FGH USA, LLC	Real estate
FGH USA LLC	Delaware	Sole Member: RCC North America LLC	Real estate
FGP 90 West Street LLC	Delaware	Sole Member: FGH USA LLC	Real estate
FGP West Street LLC	Delaware	Sole Member: FGP West Mezzanine LLC	Real estate
Fifth FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary
Firebird Re Corp.	Arizona	100% Transamerica Corporation	Captive insurance company
First FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Fourth FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Garnet Assurance Corporation	Kentucky	100% Transamerica Life Insurance Company	Investments
Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments
Garnet Assurance Corporation III	Iowa	100% Transamerica Life Insurance Company	Business investments
Garnet Community Investments, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments III, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Business investments
Garnet Community Investments IV, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments V, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VI, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VII, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VIII, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments IX, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments X, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments XI, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments XII, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments XVIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XL, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XLI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIV, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments XLVI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLVII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLVIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIX, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet ITC Fund XLIII, LLC	Delaware	Members: Garnet Community Investments XLIII, LLC (0%) asset manager: non-affiliate of AEGON, Solar TC Corp. (100%) investor member	Investments
Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson- Pilot Life Insurance Company, a non- AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non- AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non- AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (99.99%); Transamerica Life Insurance Company (0.01%) J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non- AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A. ( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XII-A, LLC	Delaware	Members: Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-B, LLC	Delaware	Members: Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non- AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-C, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XIII-A, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non- AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII-B, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIV, LLC	Delaware	Members: 0.01% Garnet Community Investments, LLC (0.01%); Wells Fargo Bank, N.A. (49.995%); and Goldenrod Asset Management, Inc.(49.995%), both non-AEGON affiliates	Investments
Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments
Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Special Situations Investing Group II, LLC, a non-affiliate of AEGON (99.99%)	Investments
Garnet LIHTC Fund XVIII, LLC	Delaware	Members: Garnet Community Investments XVIII, LLC (0.01%); Verizon Capital Corp., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XX, LLC	Delaware	Sole Member - Garnet Community Investments XX, LLC	Investments
Garnet LIHTC Fund XXI, LLC	Delaware	Sole Member: Garnet Community Investments, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXIV, LLC	Delaware

Members: Garnet Community Investments XXIV, LLC (0.01% as Managing Member); Transamerica Life Insurance Company (21.26%); non- affiliates of AEGON: New York Life Insurance Company (25.51%), New York Life Insurance and Annuity Corporation (21.73%) and Principal Life Insurance Company (31.49%)

Investments
Garnet LIHTC Fund XXV, LLC	Delaware	Members: Garnet Community Investment XXV, LLC (0.01%); Garnet LIHTC Fund XXVIII LLC (1%); non- affiliates of AEGON: Mt. Hamilton Fund, LLC (97.99%); Google Affordable housing I LLC (1%)	Investments
Garnet LIHTC Fund XXVI, LLC	Delaware	Members: Garnet Community Investments XXVI, LLC (0.01%); American Income Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments
Garnet LIHTC Fund XXVII, LLC	Delaware

Members: Garnet Community Investments XXVII, LLC (0.01%); Transamerica Life Insurance Company (16.7045%); non-affiliates of AEGON: Aetna Life Insurance Company (30.2856%); New York Life Insurance Company (22.7142%); ProAssurance Casualty Company (3.6343%); ProAssurance Indemnity Company (8.4800%); State Street Bank and Trust Company (18.1714%)

Investments
Garnet LIHTC Fund XXVIII, LLC	Delaware

Members: Garnet Community Investments XXVIII LLC (0.01%); non- affiliates of AEGON: USAA Casualty Insurance Company (17.998%); USAA General Indemnity Company (19.998%); USAA Life Insurance Company (3.999%); United Services Automobile Association (57.994%)

Investments
Garnet LIHTC Fund XXIX, LLC	Delaware	Members: Garnet Community Investments XXIX, LLC (.01%); non- affiliate of AEGON: Bank of America, N.A. (99.99%)	Investments
Garnet LIHTC Fund XXX, LLC	Delaware	Members: Garnet Community Investments XXX, LLC (0.01%); non- affiliate of AEGON, New York Life Insurance Company (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXXI, LLC	Delaware	Members: Garnet Community Investments XXXI, LLC (0.1%); non- affiliates of AEGON: Thunderbolt Peak Fund, LLC (98.99%); Google Affordable housing I, LLC (1%)	Investments
Garnet LIHTC Fund XXXII, LLC	Delaware	Sole Member: Garnet Community Investments XXXVII, LLC.	Investments
Garnet LIHTC Fund XXXIII, LLC	Delaware	Members: Garnet Community Investment XXXIII, LLC (0.01%); non-affiliate of AEGON, NorLease, Inc. (99.99%)	Investments
Garnet LIHTC Fund XXXIV, LLC	Delaware	Members: non-AEGON affiliate, U.S. Bancorp Community Development Corporation (99.99%); Garnet Community Investments XXXIV, LLC (.01%)	Investments
Garnet LIHTC Fund XXXV, LLC	Delaware	Members: Garnet Community Investment XXXV, LLC (0.01%); non- affiliate of AEGON, Microsoft Corporation (99.99%)	Investments
Garnet LIHTC Fund XXXVI, LLC	Delaware	Members: Garnet Community Investments XXXVI, LLC (1%) as managing member; JPM Capital Corporation, a non-AEGON affiliate (99%) as investor member	Investments
Garnet LIHTC Fund XXXVII, LLC	Delaware	Members: Garnet Community Investments XXXVII, LLC (.01%); LIH Realty Corporation, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXXVIII, LLC	Delaware	Members: Garnet Community Investments XXXVIII, LLC, non- member manager; non-affiliate of AEGON, Norlease, Inc. (100%)	Investments
Garnet LIHTC Fund XXXIX, LLC	Delaware	Members: Garnet Community Investments XXXIX, LLC at 1% managing member and non-AEGON affiliate, FNBC Leasing Corporation as the 99% investor member.	Investments
Garnet LIHTC Fund XL, LLC	Delaware	Members: Garnet Community Investments XL, LLC as a .01% member and non-AEGON affiliate, Partner Reinsurance Company of the U.S. as the 99.99% member.	Investments
Garnet LIHTC Fund XLI, LLC	Delaware

Members: Transamerica Life Insurance Company (9.990%) and Garnet Community Investments XLI, LLC (.01% managing member); non- AEGON affiliates : BBCN Bank (1.2499%), East West Bank (12.4988%), Opus Bank (12.4988%), Standard Insurance Company (24.9975%), Mutual of Omaha (12.4988%), Pacific Western Bank (7.4993%) and Principal Life Insurance Company (18.7481%).

Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Ganet LIHTC Fund XLII, LLC	Delaware	Members: Garnet Community Investments XLII, LLC (.01%) managing member; non-affiliates of AEGON: Community Trust Bank (83.33%) investor member; Metropolitan Bank (16.66%) investor member.	Investments
Garnet LIHTC Fund XLIV-A, LLC	Delaware	Sole Member: ING Capital, LLC; Asset Manager: Garnet Community Investments XLIV, LLC (0% interest)	Investments
Garnet LIHTC Fund XLIV-B, LLC	Delaware	Sole Member: Lion Capital Delaware, Inc.; Asset Manager: Garnet Community Investments XLIV, LLC (0% interest)	Investments
Garnet LIHTC Fund XLVI, LLC	Delaware	Members: Garnet Community Investments XLVI, LLC (0.01%) managing member; non-affiliate of AEGON, Standard Life Insurance Company (99.99%) investor member	Investments
Garnet LIHTC Fund XLVII, LLC	Delaware

Members: Garnet Community Investments XLVII, LLC (1%) managing member; Transamerica Premire Life Insurance Company (14%) investor member; non-affiliate of AEGON: Citibank, N.A. (49%) investor member; New York Life Insurance Company (20.5%) investor member and New York Life Insurance and Annuity Corporation (15.5%) investor member.

Investments
Garnet LIHTC Fund XLVIII, LLC	Delaware

Members: Transamerica Financial Life Insurance Company (75.18%) and Garnet Community Investments XXXLVIII, LLC (.01%); non-affiliates of AEGON: U.S. Bancorp Community Development Corporation (21.04%), American Republic Insurance Company (2.84%), Bank of Hope (.93%)

Investments
Harbor View Re Corp.	Hawaii	100% Commonwealth General Corporation	Captive insurance company
Horizons Acquisition 5, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Horizons St. Lucie Development, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Imani Fe, LP	California

Partners: Garnet LIHTC Fund XIV, LL (99.99% investor limited partner); Transamerica Affordable housing, Inc. (non-owner manager); non-affiliates of AEGON: ABS Imani Fe, LLC (.0034% class A limited partner); Central Valley Coalition for Affordable housing (.0033% co-managing general partner); Grant Housing and Economic Development Corporation (.0033% managing partner)

Affordable housing
InterSecurities Insurance Agency, Inc.	California	100% Transamerica Premier Life Insurance Company	Insurance agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Interstate North Office Park GP, LLC	Delaware	Sole Member: Interstate North Office Park Owner, LLC	Investments
Interstate North Office Park, LP	Delaware	100% Interstate North Office Park Owner, LLC	Investments
Interstate North Office Park Owner, LLC	Delaware	Sole Member: RCC North America LLC	Investments
Interstate North Office Park (Land) GP, LLC	Delaware	Sole Member: Interstate North Office Park Owner, LLC	Investments
Interstate North Office Park (Land) LP	Delaware	100% Interstate North Office Park Owner, LLC	Investments
Investors Warranty of America, LLC	Iowa	Sole Member: RCC North America LLC	Leases business equipment
Ironwood Re Corp.	Hawaii	100% Transamerica Corporation	Captive insurance company
LCS Associates, LLC	Delaware	Sole Member: RCC North America LLC	Investments
Life Investors Alliance LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities
LIHTC Fund 53, LLC	Delaware	Non-Member Manager, AEGON Community Investments 53, LLC (0%); non-affiliates of AEGON: Bank of America, National Association (98%); MUFG Union Bank, N.A. (2%)	Investments
LIHTC Fund XLV, LLC	Delaware	Non-Member Manager: Garnet Community Investments XLV, LLC (0%)	Investments
LIHTC Fund XLIX, LLC	Delaware	Sole Member: Garnet Community Investments XLIX, LLC	Investments
LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.
LIICA Re II, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding, LLC	Trust company
Mitigation Manager, LLC	Delaware	Sole Member: RCC North America LLC	Investments
MLIC Re I, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
Money Services, Inc.	Delaware	100% AUSA Holding, LLC	Provides certain financial services for affiliates including, but not limited to, certain intellectual property, computer and computer- related software and hardware services, including procurement and contract services to some or all of the members of the AEGON Group in the United States and Canada.
Monumental Financial Services, Inc.	Maryland	100% Transamerica Corporation	DBA in the State of West Virginia for United Financial Services, Inc.
Monumental General Administrators, Inc.	Maryland	100% AUSA Holding, LLC	Provides management services to unaffiliated third party administrator

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Natural Resources Alternatives Portfolio I, LLC	Delaware

Members: Transamerica Life Insurance Company (64%); Transamerica Premier Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%); Managing Member: AEGON USA Realty Advisors, LLC

Investment vehicle - to invest in Natural Resources
New Markets Community Investment Fund, LLC	Iowa	Members: AEGON Institutional Markets, Inc. (50%); AEGON USA Realty Advisors, Inc. (50%)	Community development entity
Oncor Insurance Services, LLC	Iowa	Sole Member - Life Investors Financial Group, Inc.	Direct sales of term life insurance
Osceola Mitigation Partners, LLC	Florida	Members: Mitigation Manager, LLC (50%); non-affiliate of AEGON, OBPFL - MITBK, LLC (50%)	Investmetns
Pearl Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Pearl Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Peoples Benefit Services, LLC	Pennsylvania	Sole Member - Transamerica Life Insurance Company	Special-purpose subsidiary
Pine Falls Re, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
Placer 400 Investors, LLC	California	Members: RCC North Amerivca LLC (50%); non-affiliate of AEGON, AKT Placer 400 Investors, LLC (50%)	Investments
Primus Guaranty, Ltd.	Bermuda	Members: Transamerica Life Insurance Company (20% 13.1%) and non- affiliates of AEGON and the public holders own the remainder.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
PSL Acquisitions Operating, LLC	Iowa	Sole Member: RCC North America LLC	Owner of Core subsidiary entities
RCC North America LLC	Delaware	Sole Member: Transamerica Corporation	Real estate
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (92.%); Transamerica Financial Life Insurance Company (7.5%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (74.4% ); Transamerica Premier Life Insurance Company (25.6%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Transamerica Premier Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (53.6%).	Real estate alternatives investment

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members: Transamerica Life Insurance Company (64%); Transamerica Premier Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members: Transamerica Life Insurance Company (64%); Transamerica Premier Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
Rock Springs Drive, LLC	Maryland	Members: RCC North America LLC (98%); non-affiliate of AEGON, Longshore Ventures, LLC (2%)	Investments
SB Frazer Owner, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Second FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Seventh FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Short Hills Management Company	New Jersey	100% Transamerica Corporation	Dormant
Southwest Equity General Company	Arizona	Sole Shareholder: AEGON Direct Marketing Services International, LLC	General corporation
St. Lucie West Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
Stonebridge Reinsurance Company	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
TAH-MCD IV, LLC	Iowa	Sole Member - Transamerica Affordable housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership.
TAH Pentagon Funds, LLC	Iowa	Sole Member - Transamerica Affordable housing, Inc.	Serve as a general partner in a lower-tier tax credit entity
TAHP Fund 1, LLC	Delaware	Sole Member - Garnet LIHTC Fund IX, LLC	Real estate investments
TAHP Fund 2, LLC	Delaware	Sole Member - Garnet LIHTC Fund VIII, LLC	Low incoming housing tax credit
TAHP Fund VII, LLC	Delaware	Investor Member: Garnet LIHTC Fund XIX, LLC	Real estate investments
TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property.
TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
The AEGON Trust Advisory Board: Mark W. Mullin, Alexander R. Wynaendts, and Jay Orlandi	Delaware	100% AEGON International B.V.	Voting Trust
THH Acquisitions, LLC	Iowa	Sole Member - Transamerica Life Insurance Company	Acquirer of Core South Carolina mortgage loans from Investors Warranty of America, LLC and holder of foreclosed real estate.
TLIC Oakbrook Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company
TLIC Riverwood Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company
TLIC Watertree Reinsurance Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company
Tradition Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Tradition Irrigation Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Irrigation company
Tradition Land Company, LLC	Iowa	Sole Member: RCC North America LLC	Acquirer of Core Florida mortgage loans from Investors Warranty and holder of foreclosed real estate.
Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Advisors Life Insurance Company	Arkansas	100% Transamerica Corporation	Insurance company
Transamerica Affinity Marketing Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership
Transamerica Agency Network, Inc.	Iowa	100% AUSA Holding, LLC	Special purpose subsidiary
Transamerica Asset Management, Inc.	Florida	Transamerica Premier Life Insurance Company owns 77%; AUSA Holding, LLC owns 23%.	Fund advisor
Transamerica Aviation LLC	Delaware	Sole Member: TCFC Air Holdings, Inc.	Special purpose corporation
Transamerica (Bermuda) Services Center, Ltd.	Bermuda	100% AEGON International B.V.	Special purpose corporation
Transamerica Capital, Inc.	California	100% AUSA Holding, LLC	Broker/Dealer
Transamerica Casualty Insurance Company	Ohio	100% Transamerica Corporation	Insurance company
Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance
Transamerica Corporation	Oregon	100% Transamerica Corporation	Holding company
Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance
Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc.	Delaware	1,000 shares owned by AUSA Holding, LLC; 209 shares owned by Commonwealth General Corporation; 729 shares owned by AEGON Asset Management Services, Inc.	Broker/Dealer
Transamerica Financial Life Insurance Company	New York	88% Transamerica Corporation; 12% Transamerica Life Insurance Company	Insurance
Transamerica Fund Services, Inc.	Florida	Transamerica Premier Life Insurance Company owns 44%; AUSA Holding, LLC owns 56%	Mutual fund
Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing
Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary
Transamerica International Direct Marketing Consultants, LLC	Maryland	Members: 51% Beth Lewellyn; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% Transamerica Corporation	Reinsurance
Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Commonwealth General Corporation	Insurance and reinsurance consulting
Transamerica Investment Management, LLC	Delaware	Sole Member - AEGON USA Asset Management Holding, LLC	Investment advisor
Transamerica Investors Securities Corporation	Delaware	100% Transamerica Retirement Solutions, LLC	Broker/Dealer
Transamerica Leasing Holdings Inc.	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Life Insurance Company	Iowa	100% - Commonwealth General Corporation	Insurance
Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda - will primarily write fixed universal life and term insurance
Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Commonwealth General Corporation	Life insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Premier Life Insurance Company	Iowa	100% Commonwealth General Corporation	Insurance Company
Transamerica Pyramid Properties LLC	Iowa	Sole Member: Transamerica Premier Life Insurance Company	Realty limited liability company
Transamerica Realty Investment Properties LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Realty limited liability company
TABR Realty Services, LLC	Delaware	Sole Member: AUSA Holding, LLC	Real estate investments
Transamerica Resources, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides education and information regarding retirement and economic issues.
Transamerica Retirement Advisors, LLC	Delaware	Sole Member: Transamerica Retirement Solutions, LLC	Investment advisor
Transamerica Retirement Insurance Agency, LLC	Delaware	Sole Member: Transamerica Retirement Solutions, LLC	Conduct business as an insurance agency.
Transamerica Retirement Solutions, LLC	Delaware	Sole Member: AUSA Holding, LLC	Retirement plan services.
Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.
Transamerica Travel and Conference Services, LLC	Iowa	Sole Member: Money Services, Inc.	Travel and conference services
Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing
Transamerica Ventures, LLC	Delaware	Sole Member: AUSA Holding, LLC	Investments
Transamerica Ventures Fund, LLC	Delaware	100% AUSA Holding, LLC	Investments
United Financial Services, Inc.	Maryland	100% Transamerica Corporation	General agency
Universal Benefits, LLC	Iowa	Sole Member: AUSA Holding, LLC	Third party administrator
US PENG, INC.	Delaware	Sole Member: AEGON Levensverzekering N.V.	Energy investment strategy
WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Properties Holdings, LLC	Georgia	Sole Member: World Financial Group, Inc.	Marketing
WFG Reinsurance Limited	Hawaii	51% owned by World Financial Group, Inc.; remaining 49% is annually offered to independent contractors associated with WFG Reinsurance Ltd.	Reinsurance
WFG Securities Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
World Financial Group Canada Inc.	Canada	100% World Financial Group Holding Company of Canada Inc.	Marketing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
World Financial Group Holding Company of Canada Inc.	Canada	100% Commonwealth General Corporation	Holding company
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	California	100% Transamerica Premier Life Insurance Company	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company
Yarra Rapids, LLC	Delaware	Members are: Real Estate Alternatives Portfolio 4MR, LLC (49%) and non- AEGON affiliate (51%)	Real estate investments
Zahorik Company, Inc.	California	100% AUSA Holding, LLC	Inactive
Zero Beta Fund, LLC	Delaware

Members are: Transamerica Life Insurance Company (44.17%); Transamerica Premier Life Insurance Company (36.40%); Transamerica Financial Life Insurance Company (18.13%); Firebird Re Corp. (1.30%). Manager: AEGON USA Investment Management LLC

Aggregating vehicle formed to hold various fund investments.

Item 27.     Number of Policyowners

As of March 31, 2018, there were 5,120 Owners of the Policies.

Item 28.     Indemnification

Item 28. Indemnification

The New York Code (Sections 721 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA B, Separate Account VA Q, Separate Account VA FF, Separate Account VA HH, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VL, Separate Account VUL-1; Separate Account VUL-2, Separate Account VUL-3, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, Separate Account VUL-A, and Variable Life Account A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account, TFLIC Series Life Account, TFLIC Pooled Account No. 44, Transamerica Variable Funds, ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Annuity Account, WRL Series Annuity Account B, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account and Separate Account VL E. This account is a separate account of Transamerica Premier Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds, Transamerica Investors, Inc., and Transamerica Asset Allocation Variable Funds.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter

Brian Beitzel	(2)	Director, Treasurer and Chief Financial Officer

Joe Boan	(1)	Director and Vice President

David R. Paulsen	(3)	Director, Chief Executive Officer, President and Chairman of the Board

Mike Curran	(3)	Chief Compliance Officer

Gregory E. Miller-Breetz	(1)	Secretary

Vincent J. Toner	(3)	Vice President

John Koehler	(3)	Vice President

Alison Ryan	(3)	Assistant Secretary

(1)	100 Light Street, Floor B1, Baltimore, MD 21202
(2)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(3)	1801 California Street, Suite 5200, Denver, CO 80202

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	$2,680,733	0	0	0

(1)	Fiscal Year 2017

Item 30.    Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit Transamerica Financial Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.

Item 31.    Management Services.

All management policies are discussed in Part A or Part B.

Item 32.    Undertakings

(a)  Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

(b)  Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)  Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

(d)  Transamerica Financial Life Insurance Company hereby represents that the fees and charges deducted under the policies, in the Aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Financial Life Insurance Company.

Section 403(b) Representations

Transamerica represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

Statement Pursuant to Rule 6c-7: Texas Optional Retirement Program

Transamerica and the Mutual Fund Account rely on 17 C.F.R. Sec. 270.6c-7, and represent that the provisions of that Rule have been or will be complied with.

C-8

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 30th day of April, 2018.

SEPARATE ACCOUNT VA BNY

TRANSAMERICA FINANCIAL LIFE
INSURANCE COMPANY
Depositor

*
Blake S. Bostwick
Director and President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

*	Director and President	April 30, 2018
Blake S. Bostwick

*	Controller, Senior Vice President and Assistant	April 30, 2018
Eric J. Martin	Treasurer

*	Director and Chairman of the Board	April 30, 2018
Mark Mullin

*	Director, Executive Vice President, Secretary and	April 30, 2018
Jason Orlandi	General Counsel

*	Director, Chief Tax Officer and Senior Vice President	April 30, 2018
David Schulz

*	Director, Executive Vice President, Chief Financial	April 30, 2018
C. Michiel van Katwijk	Officer and Treasurer

*	Director	April 30, 2018
Wendy E. Cooper

*	Director	April 30, 2018
Anne C. Kronenberg

*	Director	April 30, 2018
June Yuson

/s/ Alison Ryan	Assistant Secretary	April 30, 2018
Alison Ryan

*By: Alison Ryan – Attorney-in-Fact pursuant to Powers of Attorney filed previously and/or herewith.

Registration No.

33-83560

811-08750

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

TRANSAMERICA LANDMARKSM VARIABLE ANNUITY

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No. *

9	Opinion and Consent of Counsel
10(a)	Consent of Independent Registered Public Accounting Firm
14	Powers of Attorney

*	Page numbers included only in manually executed original.